UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number File No. 811-04415

COLLEGE RETIREMENT EQUITIES FUND

(Exact Name of Registrant as specified in charter)

730 Third Avenue, New York, New York 10017-3206

(Address of Principal Executive Offices) (Zip code)

Jeremy D. Franklin, Esq.

College Retirement Equities Fund

8500 Andrew Carnegie Blvd.

Charlotte, North Carolina 28262-8500

(Name and address of agent for service)

Registrant’s telephone number, including area code: 704-595-1000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2019

Item 1. Reports to Stockholders.

Semiannual Report ■ June 30, 2019

College Retirement Equities Fund

The semiannual report contains the financial statements (unaudited).

Account name	Class R1	Class R2	Class R3
Stock Account	QCSTRX	QCSTPX	QCSTIX
Global Equities Account	QCGLRX	QCGLPX	QCGLIX
Growth Account	QCGRRX	QCGRPX	QCGRIX
Equity Index Account	QCEQRX	QCEQPX	QCEQIX
Bond Market Account	QCBMRX	QCBMPX	QCBMIX
Inflation-Linked Bond Account	QCILRX	QCILPX	QCILIX
Social Choice Account	QCSCRX	QCSCPX	QCSCIX
Money Market Account	QCMMRX	QCMMPX	QCMMIX

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the CREF Accounts’ (the “Accounts”) annual and semiannual reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, they will be made available on TIAA’s website, TIAA.org, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive these reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive reports and other communications from the Accounts electronically anytime by either updating your account settings at TIAA.org/eDelivery, if you hold your Account units through a TIAA-affiliated financial intermediary, account or retirement plan (each, a “TIAA Account”), or by contacting your financial intermediary (such as a broker/dealer or bank) through which you hold Account units.

If you invest in the Accounts through a TIAA Account, you may elect to continue to receive all future reports in paper free of charge by updating your account settings at TIAA.org/eDelivery or by calling 877-518-9161 during regular business hours. If you invest through another financial intermediary, you can contact your financial intermediary to request that you continue receiving paper copies of your reports. Your election to receive reports in paper will apply to all funds held through your financial intermediary or, if you invest through a TIAA Account, to all funds held with the Accounts and any other investment companies within the same group of related investment companies.

Understanding this report

This semiannual report contains information about the CREF variable annuity accounts and describes their results for the six months ended June 30, 2019. The report contains four main sections:

•	A letter to participants from Carol Deckbar, Principal Executive Officer, CREF; Executive Vice President, TIAA Institutional Investments and Endowment Services.
•	The account performance section compares each account’s investment returns with those of its benchmark index.
•	The summary portfolios of investments list the industries and types of securities in which each account had investments as of June 30, 2019.
•	The financial statements provide detailed information about the operations and financial condition of each account.

The views and opinions expressed in this report are through the end of the period, as stated on the cover of this report. They are subject to change at any time based on a variety of factors. As such, they are not guarantees of future performance or investment results and should not be taken as investment advice. To see the risks of investing in any account, please read the latest prospectus.

As always, you should carefully consider the investment objectives, risks, charges and expenses of any account before investing. For a prospectus that contains this and other important information, please visit our website at TIAA.org, or call 877-518-9161. We urge you to read the prospectus carefully before investing.

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Letter to CREF participants

Domestic and international stock markets posted strong gains for the first six months of 2019 amid continued economic growth. The U.S. economy expanded at a solid pace, and the unemployment rate approached a 50-year low. The Federal Reserve, which had increased the federal funds target rate nine times since 2015, left the rate unchanged during the period and said it would closely monitor economic data and trade policy before making future decisions. Yields on U.S. Treasury securities of all maturities declined during the period. Growth of some foreign economies was a concern, but international stocks gained ground as central banks remained committed to historically low interest rates.

•	All five CREF accounts with significant exposure to U.S. equities posted double-digit returns, ranging from a 12.6% gain by the Social Choice Account to a 21.8% advance by the Growth Account.
•	The Bond Market Account returned 6.3%, while the Inflation-Linked Bond Account gained 4.9%.
•	During the period, four accounts outperformed, and the other four lagged their respective benchmarks. All account returns are for Class R1.

CREF Account performance review

For the six-month period, all eight of the CREF Accounts generated positive returns. Domestic growth equities outperformed value stocks, while large-cap shares outperformed small-cap equities. Returns by domestic equities exceeded those from international stocks. Overall, equity gains outpaced fixed-income returns.

Turning to individual account performances, the Stock Account, which is the largest CREF Account in terms of net assets, returned 17.1% and outperformed its composite benchmark due to advantageous stock allocations. The Growth Account outgained its benchmark with a strong return of 21.8%, due in part to underweighted positions in several health care-related stocks, while the Global Equities Account also exceeded its benchmark for the period, gaining 16.9%.

The Bond Market Account advanced 6.3%, surpassing its benchmark primarily due to its corporate bond holdings. The Equity Index Account and Inflation-Linked Bond Account had solid gains of 18.4% and 4.9%, respectively, but lagged their benchmarks. The Social Choice Account, which excludes certain stocks due to environmental, social and governance criteria, advanced 12.6% but also trailed its composite benchmark.

For full details on performance for all of the accounts, please see the commentaries starting on page 10.

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U.S. stocks posted strong gains

The domestic stock market, as represented by the broad-based Russell 3000® Index, advanced 18.7% over the six-month period. Domestic equities generated most of their gains during the first three months of the period. International stocks, as measured in U.S.-dollar terms by the MSCI EAFE Index, gained 14.0%.

U.S. investment-grade fixed-rate bonds, as measured by the Bloomberg Barclays U.S. Aggregate Bond Index, returned 6.1% as yields on U.S. Treasury securities of all maturities declined (bond yields move in the opposite direction of prices).

How quickly things can change

Late in 2018, investors fretted over a slowing global economy, continued trade tensions and the potential for further Fed rate increases. Stock markets fell sharply in response to those concerns, but market sentiment shifted when the Fed announced it would be patient about decisions to raise rates in the future. Stocks came roaring out of the gate in 2019, and most asset classes produced exceptional gains in the first half of the year.

It would have been difficult to predict such a powerful market recovery in the waning months of 2018. Likewise, no one knows for certain where markets are headed for the balance of 2019 and beyond. Please keep in mind that past performance cannot guarantee future results. Events of the recent past reinforce our belief that a well-balanced and diversified portfolio of assets is a prudent way for investors to manage whatever changes lie ahead. Of course, diversification does not guarantee against market loss.

As always, we recommend that you speak with your financial advisor or call a TIAA financial consultant with any questions about your investments. To learn more, visit us at TIAA.org or call 800-842-2252. We would be happy to assist you.

Carol Deckbar

/s/ Carol W. Deckbar

Carol W. Deckbar

Principal Executive Officer, CREF

Executive Vice President, TIAA Institutional Investments and Endowment Services

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Information for CREF participants

Portfolio holdings

Securities and Exchange Commission (SEC) rules allow investment companies to list the top holdings of each account in their annual and semiannual reports instead of providing complete portfolio listings. CREF also files complete portfolio listings with the SEC, and they are available to the public.

You can obtain a complete list of the CREF accounts’ holdings (Schedules of Investments) as of the most recently completed fiscal quarter in the following ways:

•	By visiting our website at TIAA.org; or
•	By calling us at 800-842-2252 to request a copy, which will be provided free of charge.

You can also obtain a complete list of the CREF accounts’ portfolio holdings as of the most recently completed fiscal quarter, and for prior quarter-ends, from our SEC Form N-CSR and Form N-PORT or Form N-Q filings. Form N-CSR filings are as of December 31 or June 30; Form N-PORT or Form N-Q filings are as of March 31 or September 30. Copies of these forms are available:

•	Through the Electronic Data Gathering and Retrieval System (EDGAR) on the SEC’s website at sec.gov; or
•	From the SEC’s Office of Investor Education and Advocacy.
Call 202-551-8090 for more information.

Proxy voting

CREF’s ownership of stock gives it the right to vote on proxy issues of companies in which it invests. A description of our proxy voting policies and procedures can be found on our website at TIAA.org or on the SEC’s website at sec.gov. You can also call us at 800-842-2252 to request a free copy. A report of how the accounts voted during the most recently completed twelve-month period ended June 30 can be found on our website or on Form N-PX at sec.gov.

Contacting TIAA

There are three easy ways to contact us: by email, using the Contact Us link at the top of our home page; by mail at TIAA, 730 Third Avenue, New York, NY 10017-3206; or by phone at 800-842-2252.

Account management

The CREF Accounts are managed by the portfolio management teams of TIAA-CREF Investment Management, LLC. The members of these teams are responsible for the day-to-day investment management of the accounts.

6	2019 Semiannual Report ■ College Retirement Equities Fund

About the accounts’ benchmarks

CREF Stock Account

The Account’s composite benchmark is a weighted average of two unmanaged indexes: the Russell 3000® Index, which measures the performance of the broad U.S. stock market, and the MSCI All Country World (ACWI) ex USA Investable Market Index (IMI), which measures the performance of small-, mid- and large-cap stocks in 48 developed- and emerging-markets nations throughout the world, excluding the United States.

The Morningstar Aggressive Target Risk Index is a broad-based securities market index for the Stock Account and has a 95% global equity market exposure and a multi-asset class exposure that is similar to the Stock Account.

CREF Global Equities Account

The Account’s benchmark is the MSCI All Country World Index (ACWI), which measures the performance of large- and mid-capitalization stocks in 23 developed-markets countries and 26 emerging-markets countries.

CREF Growth Account

The Account’s benchmark is the Russell 1000® Growth Index, a subset of the Russell 1000 Index, which measures the performance of the stocks of the 1,000 largest companies in the Russell 3000 Index, based on market capitalization. The Russell 1000 Growth Index measures the performance of those stocks of the Russell 1000 Index with higher relative forecasted growth rates and price/book ratios.

CREF Equity Index Account

The Account’s benchmark is the Russell 3000 Index, which measures the performance of the stocks of the 3,000 largest publicly traded U.S. companies, based on market capitalization. The index measures the performance of about 98% of the total market capitalization of the publicly traded U.S. equity market.

CREF Bond Market Account

The Account’s benchmark is the Bloomberg Barclays U.S. Aggregate Bond Index, which measures the performance of the domestic investment-grade fixed-rate bond market, including government and corporate securities, agency mortgage pass-through securities, asset-backed securities and commercial mortgage-backed securities.

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About the accounts’ benchmarks

CREF Inflation-Linked Bond Account

The Account’s benchmark is the Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) 1–10 Year Index, which measures the performance of fixed-income securities with maturities between 1 and 10 years that are adjusted for inflation, as measured by the Consumer Price Index for All Urban Consumers (CPI-U).

CREF Social Choice Account

The Account’s composite benchmark is a weighted average of three unmanaged indexes: the Russell 3000® Index, which measures the performance of the broad U.S. stock market; the Bloomberg Barclays U.S. Aggregate Bond Index, which measures the performance of the domestic investment-grade, fixed-rate bond market; and the MSCI EAFE+Canada Index, which measures stock performance in 22 developed-markets nations, excluding the United States.

The Morningstar Moderate Target Risk Index is a broad-based securities market index for the Social Choice Account. The index has a multi-asset class exposure (60% global equity, 40% global fixed income) that is similar to the Social Choice Account.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses. For additional details about the benchmark indexes, please read the accounts’ latest prospectus.

Russell 1000® and Russell 3000 are trademarks and service marks of Frank Russell Company. TIAA products are not promoted or sponsored by, or affiliated with, Frank Russell Company. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. This report is not approved, reviewed or produced by MSCI. EAFE stands for Europe, Australasia, Far East.

8	2019 Semiannual Report ■ College Retirement Equities Fund

Important information about expenses

All participants in the CREF Accounts incur ongoing costs, including management fees and other account expenses.

The expense examples that appear in this report are intended to help you understand your ongoing costs only (in U.S. dollars) and do not reflect transactional costs. The examples are designed to help you compare these ongoing costs with the ongoing costs of investing in other variable annuity accounts and mutual funds. Participants in the CREF Accounts do not incur a sales charge for purchases or other distributions.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (January 1, 2019–June 30, 2019).

Actual expenses

The first section in each table uses the Account’s actual expenses and its actual rate of return. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the six-month period.

Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses paid during period” to estimate the expenses you paid during the six-month period.

Hypothetical example for comparison purposes

The second section in the table shows hypothetical account values and expenses based on the Account’s actual expense ratio for each Class for the six-month period and an assumed 5%-per-year rate of return before expenses. This was not the Account’s actual return.

This hypothetical example cannot be used to estimate the actual expenses you paid for the period, but rather allows you to compare the ongoing costs of investing in the Account with the costs of other accounts. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other variable annuity accounts and mutual funds.

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CREF Stock Account

Performance for the six months ended June 30, 2019

The CREF Stock Account returned 17.13% for the period, compared with the 17.08% return of its composite benchmark, a weighted average of the Russell 3000® Index and the MSCI All Country World (ACWI) ex USA Investable Market Index (IMI). For the twelve months ended June 30, 2019, the Account returned 4.72%, versus 6.36% for the composite index. (All returns for the Account are for Class R1.)

The U.S. economy continued to grow with moderate inflation for the six-month period. Unemployment ended the period at 3.7%. Core inflation, which includes all items except food and energy, rose 2.1% for the twelve months ended June 30, 2019. The Federal Reserve left the federal funds target rate, a key short-term interest-rate measure, unchanged at 2.25%–2.50%. However, the Fed indicated that it would continue to closely monitor economic data and trade policy. The broad U.S. stock market, as measured by the Russell 3000 Index, gained 18.71% for the six months. Growth shares outperformed value stocks, while mid-cap equities outpaced both large- and small-cap shares. (Returns by investment style and capitalization size are based on the Russell indexes.)

The MSCI ACWI ex USA IMI, which measures the performance of mid- and large-cap stocks in 48 developed- and emerging-markets countries outside the United States, gained 13.33% in U.S.-dollar terms for the six months.

Account surpassed its composite benchmark

The Account slightly outperformed its benchmark for the six months. An overweight position in information technology firm ServiceNow was the largest contributor, followed by an underweight position in biopharmaceutical company AbbVie and a nonbenchmark position in U.K.-based chemical firm Tronox Holdings. The largest detractors were overweight positions in QUALCOMM and Takeda Pharmaceutical and an underweight in Microsoft.

The Account’s returns may sometimes diverge from the returns of its benchmark more than would be expected. This divergence may be the result of the Account’s fair value pricing adjustments or of the timing of foreign currency valuations. Many foreign exchanges close for trading before the Account’s accumulation unit value (AUV) is calculated (see the current CREF prospectus for more details on AUV calculations). In the intervening hours, the values of foreign securities can change, and these changes are not reflected immediately in the returns of the Account’s benchmark. These changes are, however, taken into account to value the Account’s portfolio holdings at the time the Account’s AUV is calculated; these are known as fair value pricing adjustments.

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CREF Stock Account

Performance as of June 30, 2019

Stock Account		Total return		Average annual total return				Estimated annual
	Inception date	6 months	1 year	5 years		10 years		operating expenses	*
Class R1	7/31/1952	17.13%	4.72%	7.02%		11.71%		0.555%
Class R2	4/24/2015	17.24	4.92	7.24	†	11.83	†	0.350
Class R3	4/24/2015	17.27	4.97	7.31	†	11.86	†	0.300
CREF Stock Account Composite Index§	—	17.08	6.36	7.81		12.27		—
Broad market index
Morningstar Aggressive Target Risk Index	—	16.05	6.08	6.76		11.46		—

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your accumulation units. For current performance information, including performance to the most recent month-end, please visit TIAA.org.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The estimated annual operating expenses are taken from the Account’s current prospectus. Expenses are estimated each year based on projected expense and asset levels. Differences between actual expenses and the estimate are adjusted quarterly and are reflected in current investment results.
†	The performance shown for Classes R2 and R3 that is prior to their inception date is based on performance of the Account’s Class R1. The performance for these periods has not been restated to reflect the lower expenses of Classes R2 and R3. If those expenses had been reflected, the performance would have been higher.
§	As of the close of business on June 30, 2019, the CREF Stock Account Composite Benchmark consisted of: 70.0% Russell 3000® Index and 30.0% MSCI ACWI ex USA IMI. The Account’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.

Expense example

Six months ended June 30, 2019
Stock Account	Beginning account value (1/1/19)	Ending account value (6/30/19)	Expenses paid during period (1/1/19–6/30/19	* )
Actual return
Class R1	$1,000.00	$1,171.28	$3.07
Class R2	1,000.00	1,172.44	1.99
Class R3	1,000.00	1,172.74	1.72
5% annual hypothetical return
Class R1	1,000.00	1,021.97	2.86
Class R2	1,000.00	1,022.96	1.86
Class R3	1,000.00	1,023.21	1.61

*	“Expenses paid during period” is based on the Account’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 181/365. There were

College Retirement Equities Fund ■ 2019 Semiannual Report	11

CREF Stock Account

181 days in the six months ended June 30, 2019. The Account’s annualized six-month expense ratios for that period were 0.57% for Class R1, 0.37% for Class R2 and 0.32% for Class R3.

For more information about this expense example, please see page 9.

Account profile

as of 6/30/2019
Net assets	$116.14 billion
Portfolio turnover rate*	34%
Number of holdings	9,681
Weighted median market capitalization	$49.47 billion
Price/earnings ratio (weighted 12-month trailing average)†	20.8

*	The portfolio turnover rate covers the six-month period from January 1, 2019–June 30, 2019, and is not annualized.
†	Price/earnings ratio is the price of a stock divided by its earnings per share for the past twelve-month period.

Portfolio composition

Sector	% of net assets as of 6/30/2019
Information technology	17.7
Financials	14.9
Health care	12.1
Industrials	11.0
Consumer discretionary	10.6
Communication services	8.5
Consumer staples	7.1
Energy	5.3
Materials	4.7
Real estate	3.8
Utilities	2.8
Short-term investments, other assets & liabilities, net	1.5
Total	100.0

Holdings by company size

Market capitalization	% of equity investments as of 6/30/2019
More than $50 billion	49.7
More than $15 billion–$50 billion	23.7
More than $2 billion–$15 billion	21.4
$2 billion or less	5.2
Total	100.0

Holdings by country

% of portfolio investments as of 6/30/2019
United States	67.6
Japan	4.8
United Kingdom	3.3
China	2.3
France	2.1
Canada	2.0
Switzerland	1.8
Germany	1.5
71 other nations	11.8
Short-term investments	2.8
Total	100.0

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CREF Global Equities Account

Performance for the six months ended June 30, 2019

The CREF Global Equities Account returned 16.91% for the period, compared with the 16.23% return of its benchmark, the MSCI All Country World Index (ACWI). For the twelve months ended June 30, 2019, the Account returned 3.07%, versus 5.74% for the index. (All returns for the Account are for Class R1.)

Stock prices rose in both developed- and emerging-markets countries for the six-month period, rebounding from sharp declines late in 2018. Economies in the eurozone grew at an annualized rate of 1.2% in the first quarter of 2019, and unemployment fell to a decade-low level of 7.5% in May 2019. The Chinese economy grew at a solid pace during the first quarter of 2019, aided by stronger industrial production. The U.S. Federal Reserve left the federal funds target rate unchanged at 2.25%–2.50%. The European Central Bank said it would maintain its benchmark interest rates at their current low levels until at least mid-2020.

Most markets within the MSCI ACWI produced gains for the six months. When converted from local currencies into U.S. dollars, returns were mixed, with about one-half of the index countries ending the period higher in U.S.-dollar terms.

Account outpaced its benchmark

Stock selection helped the Account outperform its benchmark for the period. A nonbenchmark position in Japanese ecommerce food company Infomart and overweight positions in U.S. information technology firms ServiceNow and PayPal were especially beneficial.

Conversely, some stocks weighed on performance, notably an overweight position in India’s Yes Bank, a nonbenchmark holding in Brazil ecommerce firm B2W Companhia Digital, and an overweight investment in UnitedHealth Group.

The Account’s returns may sometimes diverge from the returns of its benchmark more than would be expected. This divergence may be the result of the Account’s fair value pricing adjustments or of the timing of foreign currency valuations. Many foreign exchanges close for trading before the Account’s accumulation unit value (AUV) is calculated (see the current CREF prospectus for more details on AUV calculations). In the intervening hours, the values of foreign securities can change, and these changes are not reflected immediately in the returns of the Account’s benchmark. These changes are, however, taken into account to value the Account’s portfolio holdings at the time the Account’s AUV is calculated; these are known as fair value pricing adjustments.

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CREF Global Equities Account

Performance as of June 30, 2019

Global Equities Account		Total return		Average annual total return				Estimated annual
	Inception date	6 months	1 year	5 years		10 years		operating expenses	*
Class R1	5/1/1992	16.91%	3.07%	5.68%		10.29%		0.525%
Class R2	4/24/2015	17.02	3.26	5.90	†	10.41	†	0.320
Class R3	4/24/2015	17.05	3.31	5.96	†	10.44	†	0.270
MSCI All Country World Index	—	16.23	5.74	6.16		10.15		—

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your accumulation units. For current performance information, including performance to the most recent month-end, please visit TIAA.org.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The estimated annual operating expenses are taken from the Account’s current prospectus. Expenses are estimated each year based on projected expense and asset levels. Differences between actual expenses and the estimate are adjusted quarterly and are reflected in current investment results.
†	The performance shown for Classes R2 and R3 that is prior to their inception date is based on performance of the Account’s Class R1. The performance for these periods has not been restated to reflect the lower expenses of Classes R2 and R3. If those expenses had been reflected, the performance would have been higher.

Expense example

Six months ended June 30, 2019

	Beginning	Ending	Expenses paid
	account value	account value	during period	*
Global Equities Account	(1/1/19)	(6/30/19)	(1/1/19–6/30/19)
Actual return
Class R1	$1,000.00	$1,169.07	$2.74
Class R2	1,000.00	1,170.23	1.67
Class R3	1,000.00	1,170.53	1.40
5% annual hypothetical return
Class R1	1,000.00	1,022.27	2.56
Class R2	1,000.00	1,023.26	1.56
Class R3	1,000.00	1,023.51	1.30

*	“Expenses paid during period” is based on the Account’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 181/365. There were 181 days in the six months ended June 30, 2019. The Account’s annualized six-month expense ratios for that period were 0.51% for Class R1, 0.31% for Class R2 and 0.26% for Class R3.

For more information about this expense example, please see page 9.

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CREF Global Equities Account

Account profile
as of 6/30/2019
Net assets	$20.55 billion
Portfolio turnover rate*	43%
Number of holdings	3,020
Weighted median market capitalization	$79.99 billion
Price/earnings ratio (weighted 12-month trailing average)†	20.4

*	The portfolio turnover rate covers the six-month period from January 1, 2019–June 30, 2019, and is not annualized.
†	Price/earnings ratio is the price of a stock divided by its earnings per share for the past twelve-month period.

Portfolio composition
Sector	% of net assets as of 6/30/2019
Information technology	16.9
Consumer discretionary	13.5
Financials	13.5
Health care	11.3
Industrials	9.9
Consumer staples	9.8
Communication services	8.0
Materials	6.2
Energy	5.7
Real estate	1.9
Utilities	1.6
Short-term investments, other assets & liabilities, net	1.7
Total	100.0
Holdings by company size
Market capitalization	% of equity investments as of 6/30/2019
More than $50 billion	59.6
More than $15 billion–$50 billion	23.7
More than $2 billion–$15 billion	15.1
$2 billion or less	1.6
Total	100.0

Holdings by country
% of portfolio investments as of 6/30/2019
United States	54.5
Japan	6.4
United Kingdom	5.6
Switzerland	3.7
France	3.6
China	3.5
Canada	2.5
Netherlands	2.0
49 other nations	15.7
Short-term investments	2.5
Total	100.0

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CREF Growth Account

Performance for the six months ended June 30, 2019

The CREF Growth Account returned 21.76% for the period, compared with the 21.49% return of its benchmark, the Russell 1000® Growth Index. For the twelve months ended June 30, 2019, the Account returned 9.71%, versus 11.56% for the index. (All returns for the Account are for Class R1.)

The U.S. economy continued to grow with moderate inflation for the six-month period. Unemployment declined to 3.6% in April—its lowest level in nearly half a century—but ended the period at 3.7% in June. Core inflation, which includes all items except food and energy, rose 2.1% for the twelve months ended June 30, 2019. The Federal Reserve left the federal funds target rate, a key short-term interest-rate measure, unchanged at 2.25%–2.50%. However, the Fed indicated that it would continue to closely monitor economic data and trade policy. The broad U.S. stock market, as measured by the Russell 3000® Index, gained 18.71% for the six months. Growth shares outperformed value stocks, while mid-cap equities outpaced both large- and small-cap shares. (Returns by investment style and capitalization size are based on the Russell indexes.)

Account produced a sizable gain, surpassed its benchmark

All ten industry sectors in the Russell 1000 Growth Index (utilities are no longer represented) advanced for the six months. The information technology (up 29.4%), consumer discretionary (up 21.8%) and communication services (up 20.9%) sectors contributed most to the index’s return. Together, these three sectors represented nearly 60.0% of the benchmark’s total market capitalization on June 30, 2019. The materials, financials and real estate sectors each produced solid returns that surpassed the index. Industrials, consumer staples and energy also gained but trailed the index. Health care (up 7.6%) was the worst-performing sector during the period.

The Account outperformed its benchmark during the reporting period. An underweight position in biopharmaceutical company AbbVie was the largest contributor to relative performance. The stock struggled on news of generic competition in Europe for Humira, its flagship arthritis medication. Underweights in UnitedHealth Group and Amgen, two other health care-related companies that underperformed, also aided returns.

Conversely, an out-of-benchmark position in Qurate Retail was the largest detractor. The online and video-based retailer fell after missing earnings estimates. An overweight in Salesforce, which trailed the index, as well as an underweight in Apple, also limited the Account’s relative return.

16	2019 Semiannual Report ■ College Retirement Equities Fund

CREF Growth Account

Performance as of June 30, 2019

Growth Account				Average annual				Estimated
		Total return		total return				annual
	Inception							operating
	date	6 months	1 year	5 years		10 years		expenses	*
Class R1	4/29/1994	21.76%	9.71%	12.77%		15.74%		0.490%
Class R2	4/24/2015	21.88	9.91	13.00	†	15.86	†	0.285
Class R3	4/24/2015	21.91	9.97	13.07	†	15.90	†	0.235
Russell 1000® Growth Index	—	21.49	11.56	13.39		16.28		—

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your accumulation units. For current performance information, including performance to the most recent month-end, please visit TIAA.org.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The estimated annual operating expenses are taken from the Account’s current prospectus. Expenses are estimated each year based on projected expense and asset levels. Differences between actual expenses and the estimate are adjusted quarterly and are reflected in current investment results.
†	The performance shown for Classes R2 and R3 that is prior to their inception date is based on performance of the Account’s Class R1. The performance for these periods has not been restated to reflect the lower expenses of Classes R2 and R3. If those expenses had been reflected, the performance would have been higher.

Expense example

Six months ended June 30, 2019

Growth Account	Beginning account value (1/1/19)	Ending account value (6/30/19)	Expenses paid during period (1/1/19–6/30/19	* )
Actual return
Class R1	$1,000.00	$1,217.61	$2.69
Class R2	1,000.00	1,218.81	1.60
Class R3	1,000.00	1,219.13	1.32
5% annual hypothetical return
Class R1	1,000.00	1,022.36	2.46
Class R2	1,000.00	1,023.36	1.45
Class R3	1,000.00	1,023.60	1.20
*	“Expenses paid during period” is based on the Account’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 181/365. There were 181 days in the six months ended June 30, 2019. The Account’s annualized six-month expense ratios for that period were 0.49% for Class R1, 0.29% for Class R2 and 0.24% for Class R3.

For more information about this expense example, please see page 9.

College Retirement Equities Fund ■ 2019 Semiannual Report	17

CREF Growth Account

Account profile

as of 6/30/2019
Net assets	$27.14 billion
Portfolio turnover rate*	51%
Number of holdings	582
Weighted median market capitalization	$110.14 billion
Price/earnings ratio (weighted 12-month trailing average)†	30.7
*	The portfolio turnover rate covers the six-month period from January 1, 2019–June 30, 2019, and is not annualized.
†	Price/earnings ratio is the price of a stock divided by its earnings per share for the past twelve-month period.

Portfolio composition

Sector	% of net assets as of 6/30/2019
Information technology	34.9
Consumer discretionary	15.7
Communication services	14.9
Health care	13.3
Industrials	8.6
Consumer staples	4.6
Financials	4.1
Materials	2.0
Energy	0.6
Real estate	0.6
Short-term investments, other assets & liabilities, net	0.7
Total	100.0

Holdings by company size

Market capitalization	% of equity investments as of 6/30/2019
More than $50 billion	65.2
More than $15 billion–$50 billion	25.2
More than $2 billion–$15 billion	9.6
Total	100.0

18	2019 Semiannual Report ■ College Retirement Equities Fund

CREF Equity Index Account

Performance for the six months ended June 30, 2019

The CREF Equity Index Account returned 18.41% for the period, compared with the 18.71% return of its benchmark, the Russell 3000® Index. For the twelve months ended June 30, 2019, the Account returned 8.54%, versus 8.98% for the index. (All returns for the Account are for Class R1.)

For the six-month period, the Account’s return underperformed that of its benchmark index due to the effect of expenses. The Account’s return includes a deduction for expenses, while the benchmark’s does not. The Account had a risk profile similar to that of its benchmark.

The U.S. economy continued to grow with moderate inflation for the six-month period. Unemployment declined to 3.6% in April—its lowest level in nearly half a century—but ended the period at 3.7% in June. Core inflation, which includes all items except food and energy, rose 2.1% for the twelve months ended June 30, 2019. The Federal Reserve left the federal funds target rate, a key short-term interest-rate measure, unchanged at 2.25%–2.50%. However, the Fed indicated that it would continue to closely monitor economic data and trade policy. The performance of the broad U.S. stock market, as measured by the Russell 3000 Index, was positive across investment styles and capitalization sizes. Growth shares outperformed value stocks, while mid-cap equities outpaced both large- and small-cap shares. (Returns by investment style and capitalization size are based on the Russell indexes.)

Information technology led the benchmark to a double-digit gain

All eleven sectors in the benchmark delivered positive performance for the six months. Information technology (up 27.6%)—the largest sector in the benchmark—and financials (up 17.2%) contributed most to the index’s return. Industrials (up 22.1%) and consumer discretionary (up 19.8%) also made strong contributions. Together, these four sectors represented more than one-half of the index’s total market capitalization on June 30, 2019. Consumer staples, real estate, energy, materials and utilities advanced but had less of an impact on returns due to their smaller weightings. Health care (up 9.8%) had the lowest return.

For the six-month period, four of the benchmark’s five largest stocks outperformed the benchmark’s overall return. Facebook performed best with a sizable double-digit gain, followed by Microsoft. Apple was next, rising on strong revenue growth. Amazon.com also posted an impressive double-digit return. Alphabet, the parent company of Google, lagged amid slower advertising growth.

College Retirement Equities Fund ■ 2019 Semiannual Report	19

CREF Equity Index Account

Performance as of June 30, 2019

Equity Index Account		Total return		Average annual total return				Estimated annual
	Inception date	6 months	1 year	5 years		10 years		operating expenses	*
Class R1	4/29/1994	18.41%	8.54%	9.65%		14.16%		0.470%
Class R2	4/24/2015	18.53	8.75	9.87	†	14.28	†	0.265
Class R3	4/24/2015	18.56	8.80	9.94	†	14.32	†	0.215
Russell 3000® Index	—	18.71	8.98	10.19		14.67		—

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your accumulation units. For current performance information, including performance to the most recent month-end, please visit TIAA.org.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The estimated annual operating expenses are taken from the Account’s current prospectus. Expenses are estimated each year based on projected expense and asset levels. Differences between actual expenses and the estimate are adjusted quarterly and are reflected in current investment results.
†	The performance shown for Classes R2 and R3 that is prior to their inception date is based on performance of the Account’s Class R1. The performance for these periods has not been restated to reflect the lower expenses of Classes R2 and R3. If those expenses had been reflected, the performance would have been higher.

Expense example

Six months ended June 30, 2019

	Beginning	Ending	Expenses paid
	account value	account value	during period	*
Equity Index Account	(1/1/19)	(6/30/19)	(1/1/19–6/30/19)
Actual return
Class R1	$1,000.00	$1,184.09	$2.55
Class R2	1,000.00	1,185.26	1.46
Class R3	1,000.00	1,185.56	1.19
5% annual hypothetical return
Class R1	1,000.00	1,022.46	2.36
Class R2	1,000.00	1,023.46	1.35
Class R3	1,000.00	1,023.70	1.10

*	“Expenses paid during period” is based on the Account’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 181/365. There were 181 days in the six months ended June 30, 2019. The Account’s annualized six-month expense ratios for that period were 0.47% for Class R1, 0.27% for Class R2 and 0.22% for Class R3.

For more information about this expense example, please see page 9.

20	2019 Semiannual Report ■ College Retirement Equities Fund

CREF Equity Index Account

Account profile

as of 6/30/2019
Net assets	$19.23 billion
Portfolio turnover rate*	1%
Number of holdings	2,785
Weighted median market capitalization	$73.94 billion
Price/earnings ratio (weighted 12-month trailing average)†	23.6

*	The portfolio turnover rate covers the six-month period from January 1, 2019–June 30, 2019, and is not annualized.
†	Price/earnings ratio is the price of a stock divided by its earnings per share for the past twelve-month period.

Portfolio composition
Sector	% of net assets as of 6/30/2019
Information technology	21.0
Health care	13.9
Financials	13.4
Consumer discretionary	10.4
Industrials	10.1
Communication services	9.2
Consumer staples	6.4
Energy	4.7
Real estate	4.0
Utilities	3.2
Materials	3.0
Short-term investments, other assets & liabilities, net	0.7
Total	100.0
Holdings by company size
Market capitalization	% of equity investments as of 6/30/2019
More than $50 billion	58.0
More than $15 billion–$50 billion	21.9
More than $2 billion–$15 billion	16.9
$2 billion or less	3.2
Total	100.0

College Retirement Equities Fund ■ 2019 Semiannual Report	21

CREF Bond Market Account

Performance for the six months ended June 30, 2019

The CREF Bond Market Account returned 6.27% for the period, compared with 6.11% for its benchmark, the Bloomberg Barclays U.S. Aggregate Bond Index. For the twelve months ended June 30, 2019, the Account returned 7.73%, versus 7.87% for the index. (All returns for the Account are for Class R1.)

The U.S. economy continued to grow with moderate inflation for the six-month period. Unemployment declined to 3.6% in April—its lowest level in nearly half a century—but ended the period at 3.7% in June. Core inflation, which includes all items except food and energy, rose 2.1% for the twelve months ended June 30, 2019.

The Federal Reserve left the federal funds target rate, a key short-term interest-rate measure, unchanged at 2.25%–2.50%. However, the Fed indicated that it would continue to closely monitor economic data and trade policy. Yields on U.S. Treasury securities of all maturities declined, boosting bond prices (bond yields move in the opposite direction of prices). Short-term government securities offered higher yields than those on most longer-term Treasuries at the end of the period. The resulting “inverted yield curve”—in which short-term yields exceeded long-term yields—was viewed as significant, as inverted yield curves historically have often preceded periods of slower growth.

Account surpassed its benchmark, driven by strength in corporate bonds

All of the sectors in the Bloomberg Barclays U.S. Aggregate Bond Index produced positive returns for the six-month period. Corporate bonds, which accounted for 24.7% of the index’s total market capitalization on June 30, 2019, advanced 9.9%, and were a primary driver of the benchmark’s overall performance. Commercial mortgage-backed securities (CMBS) gained 6.6%. U.S. Treasuries, the largest index sector with a weight of 39.0%, returned 5.2%. Mortgage-backed securities (MBS), the benchmark’s second-largest sector at 27.5%, rose 4.2%.

The Account outperformed its benchmark during the period, primarily due to an overweight position and strong security selection in corporate bonds, including modest positions in high-yield and emerging-markets corporates. Overweight positions in asset-backed securities, CMBS and municipal bonds also contributed, as did security selection within the CMBS sector.

Conversely, a short duration position detracted as rates fell during the period (duration is a measure of interest-rate sensitivity). An underweight position in the MBS sector also dampened the Account’s relative performance.

22	2019 Semiannual Report ■ College Retirement Equities Fund

CREF Bond Market Account

Performance as of June 30, 2019

Bond Market Account		Total return		Average annual total return				Estimated annual
	Inception date	6 months	1 year	5 years		10 years		operating expenses	*
Class R1	3/1/1990	6.27%	7.73%	2.85%		3.95%		0.525%
Class R2	4/24/2015	6.37	7.94	3.06	†	4.06	†	0.320
Class R3	4/24/2015	6.40	7.99	3.13	†	4.09	†	0.270
Bloomberg Barclays U.S. Aggregate Bond Index	—	6.11	7.87	2.95		3.90		—

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your accumulation units. For current performance information, including performance to the most recent month-end, please visit TIAA.org.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The estimated annual operating expenses are taken from the Account’s current prospectus. Expenses are estimated each year based on projected expense and asset levels. Differences between actual expenses and the estimate are adjusted quarterly and are reflected in current investment results.
†	The performance shown for Classes R2 and R3 that is prior to their inception date is based on performance of the Account’s Class R1. The performance for these periods has not been restated to reflect the lower expenses of Classes R2 and R3. If those expenses had been reflected, the performance would have been higher.

Expense example

Six months ended June 30, 2019

	Beginning	Ending	Expenses paid
	account value	account value	during period	*
Bond Market Account	(1/1/19)	(6/30/19)	(1/1/19–6/30/19)
Actual return
Class R1	$1,000.00	$1,062.67	$2.66
Class R2	1,000.00	1,063.72	1.64
Class R3	1,000.00	1,063.99	1.38
5% annual hypothetical return
Class R1	1,000.00	1,022.22	2.61
Class R2	1,000.00	1,023.21	1.61
Class R3	1,000.00	1,023.46	1.35

*	“Expenses paid during period” is based on the Account’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 181/365. There were 181 days in the six months ended June 30, 2019. The Account’s annualized six-month expense ratios for that period were 0.52% for Class R1, 0.32% for Class R2 and 0.27% for Class R3.

For more information about this expense example, please see page 9.

College Retirement Equities Fund ■ 2019 Semiannual Report	23

CREF Bond Market Account

Account profile

as of 6/30/2019
Net assets	$13.86 billion
Portfolio turnover rate*	43%
Portfolio turnover rate, excluding mortgage dollar-roll transactions*	35%
Number of issues	1,756
Option-adjusted duration‡	5.45 years
Average maturity§	14.78 years

*	The portfolio turnover rate covers the six-month period from January 1, 2019–June 30, 2019, and is not annualized.
‡	Option-adjusted duration estimates how much the value of a bond portfolio would be affected by a change in prevailing interest rates, taking into account the options embedded in the individual securities. The longer a portfolio’s duration, the more sensitive it is to changes in interest rates.
§	Average maturity is a simple average of the maturities of all the bonds in an account’s portfolio. The maturity of a bond is the amount of time until the bond’s principal becomes due or payable.

Portfolio composition
Sector	% of net assets as of 6/30/2019
Corporate bonds	24.0
Mortgage-backed securities	22.4
U.S. Treasury securities	15.9
Foreign government & corporate bonds denominated in U.S. dollars	13.0
Asset-backed securities	8.2
Commercial mortgage-backed securities	6.5
Municipal bonds	5.1
U.S. agency securities	2.3
Bank loan obligations	0.2
Preferred stock	0.2
Short-term investments, other assets & liabilities, net	2.2
Total	100.0
Holdings by maturity
% of fixed-income investments (excluding short-term investments) as of 6/30/2019
Less than 1 year	8.0
1–3 years	18.4
3–5 years	24.2
5–10 years	34.0
Over 10 years	15.4
Total	100.0

Holdings by credit quality
% of fixed-income investments (excluding short-term investments) as of 6/30/2019
U.S. Treasury & U.S. agency securities*	39.1
Aaa/AAA	13.8
Aa/AA	9.0
A/A	13.3
Baa/BBB	20.8
Ba/BB	1.6
B/B	0.8
Below B/B	0.3
Non-rated	1.3
Total	100.0

*	These securities are guaranteed by the full faith and credit of the U.S. government.

Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

24	2019 Semiannual Report ■ College Retirement Equities Fund

CREF Inflation-Linked Bond Account

Performance for the six months ended June 30, 2019

The CREF Inflation-Linked Bond Account returned 4.85% for the period, compared with the 5.17% return of its benchmark, the Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) 1–10 Year Index. For the twelve months ended June 30, 2019, the Account returned 4.15%, versus 4.67% for the index. (All returns for the Account are for Class R1.)

The U.S. economy continued to grow with moderate inflation for the six-month period. Unemployment declined to 3.6% in April—its lowest level in nearly half a century—but ended the period at 3.7% in June. Core inflation, which includes all items except food and energy, rose 2.1% for the twelve months ended June 30, 2019.

The Federal Reserve left the federal funds target rate, a key short-term interest-rate measure, unchanged at 2.25%–2.50%. However, the Fed indicated that it would continue to closely monitor economic data and trade policy. Yields on U.S. Treasury securities of all maturities declined, boosting bond prices (bond yields move in the opposite direction of prices). Short-term government securities offered higher yields than those on most longer-term Treasuries at the end of the period. The resulting “inverted yield curve”—in which short-term yields exceeded long-term yields—was viewed as significant, as inverted yield curves historically have often preceded periods of slower growth.

TIPS trailed the broader market

For the six months, the return of the TIPS 1–10 Year Index trailed the 6.11% return of the broad domestic investment-grade fixed-rate bond market, as measured by the Bloomberg Barclays U.S. Aggregate Bond Index. Continued economic growth and declining bond yields resulted in solid gains for most fixed-income securities, particularly those with shorter maturities. However, the core inflation rate remained moderate, which tended to limit the returns of Treasury inflation-protected securities.

The Account underperformed its benchmark primarily due to its expense charge. The Account’s return includes a deduction for expenses, while the benchmark’s return does not. Since the Account’s portfolio resembled the composition of its benchmark, the above discussion of the benchmark’s performance also applies to the Account’s performance.

During the period, the Account’s portfolio managers kept the Account’s duration—a measure of its sensitivity to interest-rate changes—close to that of the TIPS 1–10 Year Index. This strategy helped the Account’s risk and reward characteristics to more closely resemble those of its benchmark.

College Retirement Equities Fund ■ 2019 Semiannual Report	25

CREF Inflation-Linked Bond Account

Performance as of June 30, 2019

Inflation-Linked Bond Account		Total return		Average annual total return				Estimated annual
	Inception date	6 months	1 year	5 years		10 years		operating expenses	*
Class R1	5/1/1997	4.85%	4.15%	1.01%			3.05%	0.475%
Class R2	4/24/2015	4.95	4.35	1.22	†	3.16	†	0.270
Class R3	4/24/2015	4.98	4.40	1.28	†	3.19	†	0.220
Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) 1–10 Year Index	—	5.17	4.67	1.42		2.93		—

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your accumulation units. For current performance information, including performance to the most recent month-end, please visit TIAA.org.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The estimated annual operating expenses are taken from the Account’s current prospectus. Expenses are estimated each year based on projected expense and asset levels. Differences between actual expenses and the estimate are adjusted quarterly and are reflected in current investment results.
†	The performance shown for Classes R2 and R3 that is prior to their inception date is based on performance of the Account’s Class R1. The performance for these periods has not been restated to reflect the lower expenses of Classes R2 and R3. If those expenses had been reflected, the performance would have been higher.

Expense example

Six months ended June 30, 2019

	Beginning	Ending	Expenses paid
	account value	account value	during period	*
Inflation-Linked Bond Account	(1/1/19)	(6/30/19)	(1/1/19–6/30/19)
Actual return
Class R1	$1,000.00	$1,048.51	$2.44
Class R2	1,000.00	1,049.55	1.42
Class R3	1,000.00	1,049.82	1.17
5% annual hypothetical return
Class R1	1,000.00	1,022.41	2.41
Class R2	1,000.00	1,023.41	1.40
Class R3	1,000.00	1,023.65	1.15
*	“Expenses paid during period” is based on the Account’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 181/365. There were 181 days in the six months ended June 30, 2019. The Account’s annualized six-month expense ratios for that period were 0.48% for Class R1, 0.28% for Class R2 and 0.23% for Class R3.

For more information about this expense example, please see page 9.

26	2019 Semiannual Report ■ College Retirement Equities Fund

CREF Inflation-Linked Bond Account

Account profile
as of 6/30/2019
Net assets	$6.60 billion
Portfolio turnover rate*	10%
Number of issues	47
Option-adjusted duration‡	4.94 years
Average maturity§	5.30 years
*	The portfolio turnover rate covers the six-month period from January 1, 2019–June 30, 2019, and is not annualized.
‡	Option-adjusted duration estimates how much the value of a bond portfolio would be affected by a change in prevailing interest rates, taking into account the options embedded in the individual securities. The longer a portfolio’s duration, the more sensitive it is to changes in interest rates.
§	Average maturity is a simple average of the maturities of all the bonds in an account’s portfolio. The maturity of a bond is the amount of time until the bond’s principal becomes due or payable.

Portfolio composition
Sector	% of net assets as of 6/30/2019
U.S. Treasury securities	97.8
U.S. agency securities	0.7
Mortgage-backed securities	0.7
Foreign government & corporate bonds denominated in U.S. dollars	0.1
Short-term investments, other assets & liabilities, net	0.7
Total	100.0
Holdings by maturity
% of fixed-income investments (excluding short-term investments) as of 6/30/2019
Less than 1 year	1.3
1–3 years	26.8
3–5 years	22.3
5–10 years	49.0
Over 10 years	0.6
Total	100.0

Holdings by credit quality
% of fixed-income investments (excluding short-term investments) as of 6/30/2019
U.S. Treasury & U.S. agency securities*	99.6
Non-rated	0.4
Total	100.0
*	These securities are guaranteed by the full faith and credit of the U.S. government.

Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

College Retirement Equities Fund ■ 2019 Semiannual Report	27

CREF Social Choice Account

Performance for the six months ended June 30, 2019

The CREF Social Choice Account returned 12.62% for the period, compared with the 13.01% return of its composite benchmark, a weighted average of the Russell 3000® Index, the MSCI EAFE+Canada Index and the Bloomberg Barclays U.S. Aggregate Bond Index. For the twelve months ended June 30, 2019, the Account returned 7.58%, versus 7.58% for the benchmark. The Account utilizes environmental, social and governance (ESG) criteria, while the benchmark does not. (All returns for the Account are for Class R1.)

Because of its ESG criteria, the Account did not invest in a number of stocks and bonds that were included in the indexes that comprise its composite benchmark. Avoiding these investments produced mixed results, but the net effect was that the Account underperformed its benchmark.

The Account’s domestic equities lagged the Russell 3000 Index, partly because Mastercard, Visa and General Electric were excluded. Conversely, omitting Berkshire Hathaway, Pfizer and Johnson & Johnson benefited performance. The Account’s international stocks outperformed the MSCI EAFE+Canada Index. Avoiding British bank HSBC, Japanese convenience store operator Seven & I and British tobacco products company Imperial Brands was helpful, while excluding French luxury-goods company LVMH, Dutch aerospace firm Airbus and Hong Kong-based insurance provider AIA was disadvantageous.

Account’s performance trailed that of its benchmark

To compensate for the Account’s exclusion of some stocks, its managers use quantitative (mathematical) modeling and other techniques in an attempt to match the overall investment characteristics of the portfolio with those of its composite benchmark.

Within the Account’s domestic component, being underweight in Facebook and Amazon.com and overweight in Occidental Petroleum detracted from performance versus the Russell 3000 Index. Meanwhile, overweights in Netflix and online automotive dealer Copart and an underweight in materials firm DuPont aided performance.

Within the Account’s international component, key contributors versus the MSCI EAFE+Canada Index were overweights in Australian iron ore producer Fortescue Metals, Swedish industrial equipment manufacturer Atlas Copco and London-based private-equity firm 3i Group. The primary detractors were an underweight position in Japanese telecommunications company SoftBank, and overweights in British telecommunications company BT Group and German tourism services provider TUI.

The Account’s fixed-income component outperformed the 6.11% return of the Bloomberg Barclays U.S. Aggregate Bond Index on the strength of its investments in corporate bonds, municipals and government agency bonds.

28	2019 Semiannual Report ■ College Retirement Equities Fund

CREF Social Choice Account

Performance as of June 30, 2019

Social Choice Account		Total return		Average annual total return				Estimated annual
	Inception date	6 months	1 year	5 years		10 years		operating expenses	*
Class R1	3/1/1990	12.62%	7.58%	5.55%			9.04%	0.495%
Class R2	4/24/2015	12.74	7.79	5.76	†	9.15	†	0.290
Class R3	4/24/2015	12.76	7.84	5.83	†	9.19	†	0.240
CREF Social Choice Account Composite Index§	—	13.01	7.58	6.12		9.36		—
Broad market index Morningstar Moderate Target Risk Index	—	12.08	7.08	5.29		8.61		—

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your accumulation units. For current performance information, including performance to the most recent month-end, please visit TIAA.org.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The estimated annual operating expenses are taken from the Account’s current prospectus. Expenses are estimated each year based on projected expense and asset levels. Differences between actual expenses and the estimate are adjusted quarterly and are reflected in current investment results.
†	The performance shown for Classes R2 and R3 that is prior to their inception date is based on performance of the Account’s Class R1. The performance for these periods has not been restated to reflect the lower expenses of Classes R2 and R3. If those expenses had been reflected, the performance would have been higher.
§	As of the close of business on June 30, 2019, the CREF Social Choice Composite Benchmark consisted of: 42.0% Russell 3000® Index, 40.0% Bloomberg Barclays U.S. Aggregate Bond Index and 18.0% MSCI EAFE+ Canada Index. The Account’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.

Expense example

Six months ended June 30, 2019

	Beginning	Ending	Expenses paid
	account value	account value	during period	*
Social Choice Account	(1/1/19)	(6/30/19)	(1/1/19–6/30/19)
Actual return
Class R1	$1,000.00	$1,126.25	$2.64
Class R2	1,000.00	1,127.36	1.58
Class R3	1,000.00	1,127.65	1.32
5% annual hypothetical return
Class R1	1,000.00	1,022.32	2.51
Class R2	1,000.00	1,023.31	1.51
Class R3	1,000.00	1,023.55	1.25
*	“Expenses paid during period” is based on the Account’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 181/365. There were

College Retirement Equities Fund ■ 2019 Semiannual Report	29

CREF Social Choice Account

181 days in the six months ended June 30, 2019. The Account’s annualized six-month expense ratios for that period were 0.50% for Class R1, 0.30% for Class R2 and 0.25% for Class R3.

For more information about this expense example, please see page 9.

Account profile
as of 6/30/2019
Net assets	$14.22 billion
Portfolio turnover rate*	25%
Portfolio turnover rate, excluding mortgage dollar-roll transactions*	24%
Equity segment
Number of holdings	1,113
Weighted median market capitalization	$50.57 billion
Price/earnings ratio (weighted 12-month trailing average)†	20.4
Fixed-income segment
Number of issues	788
Option-adjusted duration‡	5.73 years
Average maturity§	14.07 years
*	The portfolio turnover rate covers the six-month period from January 1, 2019–June 30, 2019, and is not annualized.
†	Price/earnings ratio is the price of a stock divided by its earnings per share for the past twelve-month period.
‡	Option-adjusted duration estimates how much the value of a bond portfolio would be affected by a change in prevailing interest rates, taking into account the options embedded in the individual securities. The longer a portfolio’s duration, the more sensitive it is to changes in interest rates.
§	Average maturity is a simple average of the maturities of all the bonds in an account’s portfolio. The maturity of a bond is the amount of time until the bond’s principal becomes due or payable.
Portfolio composition
Sector	% of net assets as of 6/30/2019
Equities	59.9
Fixed-income securities	38.8
Short-term investments, other assets & liabilities, net	1.3
Total	100.0

Holdings by company size
Market capitalization	% of equity investments as of 6/30/2019
More than $50 billion	48.0
More than $15 billion–$50 billion	34.3
More than $2 billion–$15 billion	15.8
$2 billion or less	1.9
Total	100.0

Holdings by maturity
% of fixed-income investments (excluding short-term investments) as of 6/30/2019
Less than 1 year	4.7
1–3 years	16.5
3–5 years	22.6
5–10 years	38.6
Over 10 years	17.6
Total	100.0

30	2019 Semiannual Report ■ College Retirement Equities Fund

CREF Money Market Account

Performance for the six months ended June 30, 2019

The CREF Money Market Account returned 0.76% for the six-month period, compared with the 0.99% return of the iMoneyNet Money Fund Averages™—All Government, a simple average of over 500 money market funds that invest in short-term U.S. government securities. The iMoneyNet average is not an index, and its return reflects the deduction of expenses charged by the funds included in the average. (All returns for the Account are for Class R1.)

During the six-month period, the U.S. economy continued to grow with moderate inflation. Unemployment ended the period at 3.7%, while core inflation, which includes all items except food and energy, rose 2.1% for the twelve months ended June 30, 2019. The Federal Reserve left the federal funds target rate, a key short-term interest-rate measure, unchanged at 2.25%–2.50%. However, the Fed indicated that it would continue to closely monitor economic data and trade policy. Yields on U.S. Treasury securities of all maturities declined, boosting bond prices (bond yields move in the opposite direction of prices).

Yields on LIBOR—a key interest-rate benchmark for money market funds—also dropped. One-month LIBOR yields declined from 2.51% on January 2, 2019, to 2.40% on June 28, 2019. Over the same period, three-month LIBOR declined from 2.79% to 2.32%; six-month LIBOR declined from 2.87% to 2.20%; and twelve-month LIBOR declined from 3.00% to 2.18%. LIBOR is an indication of the interest rates that banks expect to pay to other banks for loans on the London market and is the most widely used benchmark for short-term rates. LIBOR will be phased out as a money market benchmark in 2021 and will be replaced by SOFR—the Secured Overnight Financing Rate—which is transaction based.

Account gained but trailed the iMoneyNet average

For the six-month period, the Money Market Account’s return trailed that of the iMoneyNet government fund average, primarily due to the effect of expenses. In pursuit of additional yield, the Account continued to invest in longer-dated floating-rate government agency securities, which was generally beneficial. As of June 25, 2019, the Account’s weighted average maturity (WAM) was 43 days, versus 28 days for the iMoneyNet government fund average, and this longer WAM also benefited the Account’s relative performance. iMoneyNet releases their data on a weekly basis, and June 25 was the last date of release for the month.

Effective June 1, 2019, Michael Ferraro is no longer a portfolio manager of the Money Market Account. Joseph Rolston continues to be a portfolio manager on the Account.

College Retirement Equities Fund ■ 2019 Semiannual Report	31

CREF Money Market Account

Net annualized yield for the 7 days ended June 25, 2019§
	Current yield	Effective yield
Money Market Account
Class R1	1.93%	1.95%
Class R2	2.12	2.14
Class R3	2.17	2.19
iMoneyNet Money Fund Averages™—All Government‡	1.93	1.95

The current yield more closely reflects current earnings than does the total return.

§	Typically, iMoneyNet reports its 7-day yields as of Tuesday of each week.

Performance as of June 30, 2019
Money Market Account#		Total return		Average annual total return				Estimated annual
	Inception date	6 months	1 year	5 years		10 years		operating expenses	*
Class R1	4/1/1988	0.76%	1.40%	0.41%			0.21%	0.480%
Class R2	4/24/2015	1.07	1.91	0.58	†	0.29	†	0.275
Class R3	4/24/2015	1.10	2.06	0.64	†	0.32	†	0.225
iMoneyNet Money Fund Averages™—All Government‡	—	0.99	1.84	0.59		0.30		—

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your accumulation units. For current performance information, including performance to the most recent month-end, please visit TIAA.org.

You could lose money by investing in this Account. Because the accumulation unit value of the Account will fluctuate, the value of your investment may increase or decrease. An investment in the Account is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. The Account’s sponsor has no legal obligation to provide support to the Account, and you should not expect that the sponsor will provide financial support to the Account at any time. For a detailed discussion of risk, please see the prospectus. The current yield more closely reflects current earnings than does the total return.

Note: Unlike most money market funds, the CREF Money Market Account does not distribute income on a daily basis. Therefore, the Account does not maintain a constant value of $1.00 per accumulation unit.

#	Between July 16, 2009, and March 7, 2017, TIAA agreed to voluntarily withhold (“waive”) a portion of the 12b-1 distribution and/or administrative expenses for each class of the CREF Money Market Account when a class’ yield was less than zero. Without this waiver, the effective yields and total returns of the Money Market Account would have been lower. TIAA may, for a period of three years after the date an amount was waived, recover from the Money Market Account a portion of the amounts waived at such time as the class’ daily yield would be positive absent the effect of the waiver, and in such event the amount of recovery on any day will be approximately 25% of the class’ yield (net of all other expenses) on that day. As a result of the share class conversion on April 24, 2015, previously recoverable amounts have been allocated to the various classes. As of June 30, 2019, all classes have recouped all eligible waived expenses.
*	The estimated annual operating expenses are taken from the Account’s current prospectus. Expenses are estimated each year based on projected expense and asset levels. Differences between actual expenses and the estimate are adjusted quarterly and are reflected in current investment results.
†	The performance shown for Classes R2 and R3 that is prior to their inception date is based on performance of the Account’s Class R1. The performance for these periods has not been restated to reflect the lower expenses of Classes R2 and R3. If those expenses had been reflected, the performance would have been higher.
‡	The iMoneyNet Money Fund Averages—All Government is a simple average of over 500 money market funds

32	2019 Semiannual Report ■ College Retirement Equities Fund

CREF Money Market Account

that invest in U.S. Treasuries, U.S. agencies, repurchase agreements and government-backed floating-rate notes. You cannot invest directly in it.

Expense example

Six months ended June 30, 2019

	Beginning	Ending	Expenses paid
	account value	account value	during period	*
Money Market Account	(1/1/19)	(6/30/19)	(1/1/19–6/30/19)
Actual return
Class R1	$1,000.00	$1,007.63	$4.48
Class R2	1,000.00	1,010.70	1.40
Class R3	1,000.00	1,010.96	1.15
5% annual hypothetical return
Class R1	1,000.00	1,020.33	4.51
Class R2	1,000.00	1,023.41	1.40
Class R3	1,000.00	1,023.65	1.15
*	“Expenses paid during period” is based on the Account’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 181/365. There were 181 days in the six months ended June 30, 2019. The Account’s annualized six-month expense ratios for that period were 0.90% for Class R1, 0.28% for Class R2 and 0.23% for Class R3.

For more information about this expense example, please see page 9.

Account profile
as of 6/30/2019
Net assets	$9.89 billion
Number of issues	186
Portfolio composition
Sector	% of net assets as of 6/30/2019
U.S. government agency securities*	62.3
Floating-rate securities, government*	19.1
U.S. Treasury securities*	19.0
Short-term investments, other assets & liabilities, net	–0.4
Total	100.0
*	These securities are guaranteed by the full faith and credit of the U.S. government.

College Retirement Equities Fund ■ 2019 Semiannual Report	33

Summary portfolio of investments (unaudited)

CREF Stock Account  ■  June 30, 2019

Principal	Issuer		Value (000)	% of net assets
GOVERNMENT BONDS
U.S. TREASURY SECURITIES			$300	0.0%
	TOTAL GOVERNMENT BONDS	(Cost $301)	300	0.0

Shares	Company
COMMON STOCKS
AUTOMOBILES & COMPONENTS			1,484,743	1.3
BANKS
21,716,415	Bank of America Corp		629,776	0.5
10,737,364	Citigroup, Inc		751,938	0.6
7,801,311	JPMorgan Chase & Co		872,186	0.8
8,731,821	Wells Fargo & Co		413,190	0.4
	Other		5,547,910	4.8
			8,215,000	7.1
CAPITAL GOODS
1,356,602	Boeing Co		493,817	0.4
3,494,603	Honeywell International, Inc		610,123	0.5
	Other		7,830,460	6.8
			8,934,400	7.7
COMMERCIAL & PROFESSIONAL SERVICES			1,497,830	1.3
CONSUMER DURABLES & APPAREL			2,115,309	1.8
CONSUMER SERVICES
2,463,244	McDonald’s Corp		511,517	0.4
	Other		2,071,173	1.8
			2,582,690	2.2
DIVERSIFIED FINANCIALS
3,141,006	American Express Co		387,726	0.3
	Other		3,955,544	3.4
			4,343,270	3.7
ENERGY
5,198,610	Chevron Corp		646,915	0.6
8,854,554	Exxon Mobil Corp		678,524	0.6
	Other		4,775,021	4.1
			6,100,460	5.3
FOOD & STAPLES RETAILING
1,482,599	Costco Wholesale Corp		391,792	0.3
4,377,383	Walmart, Inc		483,657	0.4
	Other		757,400	0.7
			1,632,849	1.4

34	2019 Semiannual Report ■ College Retirement Equities Fund	See notes to financial statements

Summary portfolio of investments (unaudited)	continued

CREF Stock Account ■ June 30, 2019

Shares		Company	Value (000)	% of net assets
FOOD, BEVERAGE & TOBACCO
11,938,841		Coca-Cola Co	$607,926	0.5%
6,054,941		Mondelez International, Inc	326,361	0.3
4,186,345		Nestle S.A.	433,380	0.4
2,984,844		PepsiCo, Inc	391,402	0.3
4,399,339		Philip Morris International, Inc	345,480	0.3
		Other	2,602,057	2.3
			4,706,606	4.1
HEALTH CARE EQUIPMENT & SERVICES
5,472,074		Abbott Laboratories	460,202	0.4
2,914,529		UnitedHealth Group, Inc	711,174	0.6
		Other	4,449,446	3.8
			5,620,822	4.8
HOUSEHOLD & PERSONAL PRODUCTS
7,120,153		Procter & Gamble Co	780,725	0.7
		Other	1,078,606	0.9
			1,859,331	1.6
INSURANCE
4,336,808	*	Berkshire Hathaway, Inc (Class B)	924,477	0.8
		Other	3,776,070	3.2
			4,700,547	4.0
MATERIALS
1,904,613		Linde plc	382,447	0.3
		Other	5,097,932	4.4
			5,480,379	4.7
MEDIA & ENTERTAINMENT
679,585	*	Alphabet, Inc (Class A)	735,855	0.6
933,185	*	Alphabet, Inc (Class C)	1,008,689	0.9
14,134,498		Comcast Corp (Class A)	597,607	0.5
6,972,184	*	Facebook, Inc	1,345,631	1.2
1,074,811	*,e	NetFlix, Inc	394,800	0.3
9,895,891		Tencent Holdings Ltd	447,684	0.4
5,714,088		Walt Disney Co	797,915	0.7
Other			1,993,996	1.7
			7,322,177	6.3
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
6,591,735		Johnson & Johnson	918,097	0.8
8,917,421		Merck & Co, Inc	747,726	0.6
15,370,555		Pfizer, Inc	665,852	0.6
1,290,004		Roche Holding AG.	362,733	0.3
		Other	5,749,266	5.0
			8,443,674	7.3
REAL ESTATE			4,473,984	3.8

See notes to financial statements	College Retirement Equities Fund ■ 2019 Semiannual Report	35

Summary portfolio of investments (unaudited)	continued

CREF Stock Account  ■  June 30, 2019

Shares		Company		Value (000)	% of net assets
RETAILING
2,158,125	*	Alibaba Group Holding Ltd (ADR)		$365,694	0.3%
1,130,640	*,n	Amazon.com, Inc		2,141,014	1.8
3,201,286		Home Depot, Inc		665,772	0.6
		Other		2,979,188	2.6
				6,151,668	5.3
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
1,336,749	n	Broadcom, Inc		384,796	0.3
8,169,724	n	Intel Corp		391,085	0.3
		Other		3,214,148	2.8
				3,990,029	3.4
SOFTWARE & SERVICES
3,060,026		MasterCard, Inc (Class A)		809,468	0.7
18,810,899	n	Microsoft Corp		2,519,908	2.2
5,369,380	*	PayPal Holdings, Inc		614,579	0.5
4,063,196	*,n	salesforce.com, Inc		616,509	0.5
1,367,020	*	ServiceNow, Inc		375,343	0.3
4,925,559	e	Visa, Inc (Class A)		854,831	0.8
		Other		5,480,092	4.7
				11,270,730	9.7
TECHNOLOGY HARDWARE & EQUIPMENT
12,088,725	d,n	Apple, Inc		2,392,600	2.1
14,945,053		Cisco Systems, Inc		817,943	0.7
		Other		2,198,524	1.9
				5,409,067	4.7
TELECOMMUNICATION SERVICES
17,260,715		AT&T, Inc		578,407	0.5
11,464,312		Verizon Communications, Inc		654,956	0.6
		Other		1,278,377	1.1
				2,511,740	2.2
TRANSPORTATION
2,476,605		Union Pacific Corp		418,819	0.3
		Other		1,941,553	1.7
				2,360,372	2.0
UTILITIES
7,773,708		FirstEnergy Corp		332,792	0.3
		Other		2,928,001	2.5
				3,260,793	2.8
		TOTAL COMMON STOCKS	(Cost $103,710,126)	114,468,470	98.5

PURCHASED OPTIONS
AUTOMOBILES & COMPONENTS				1,444	0.0
DIVERSIFIED FINANCIALS				190	0.0
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT				14,160	0.0
		TOTAL PURCHASED OPTIONS	(Cost $8,206)	15,794	0.0

36	2019 Semiannual Report ■ College Retirement Equities Fund	See notes to financial statements

Summary portfolio of investments (unaudited)	continued

CREF Stock Account  ■  June 30, 2019

Shares	Company		Value (000)	% of net assets
	PREFERRED STOCKS
	REAL ESTATE		$17	0.0%
	TOTAL PREFERRED STOCKS	(Cost $20)	17	0.0
	RIGHTS / WARRANTS
	COMMERCIAL & PROFESSIONAL SERVICES		10	0.0
	CONSUMER DURABLES & APPAREL		548	0.0
	CONSUMER SERVICES		25	0.0
	ENERGY		1,027	0.0
	HEALTH CARE EQUIPMENT & SERVICES		137	0.0
	MATERIALS		223	0.0
	PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES		16	0.0
	REAL ESTATE		63	0.0
	SOFTWARE & SERVICES		5	0.0
	TRANSPORTATION		115	0.0
	UTILITIES		119	0.0
	TOTAL RIGHTS / WARRANTS	(Cost $1,985)	2,288	0.0

Principal	Issuer
	SHORT-TERM INVESTMENTS
	GOVERNMENT AGENCY DEBT		276,859	0.2
	TREASURY DEBT		1,168,454	1.0
	INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED
	CERTIFICATE OF DEPOSIT		502,529	0.4
	COMMERCIAL PAPER		176,586	0.2
	REPURCHASE AGREEMENT		1,142,804	1.0
	VARIABLE RATE SECURITIES		70,000	0.1
	TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED		1,891,919	1.7
	TOTAL SHORT-TERM INVESTMENTS	(Cost $3,337,100)	3,337,232	2.9

	TOTAL PORTFOLIO	(Cost $107,057,738)	117,824,101	101.4
	OTHER ASSETS & LIABILITIES, NET		(1,682,572)	(1.4)
	NET ASSETS		$116,141,529	100.0%

Abbreviation(s):
ADR	American Depositary Receipt

*	Non-income producing
d	All or a portion of these securities have been segregated to cover requirements on open futures contracts.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $2,120,587,977. See Note 5 in the Notes to financial statements for additional information about securities lending collateral.

See notes to financial statements	College Retirement Equities Fund ■ 2019 Semiannual Report	37

Summary portfolio of investments (unaudited)	continued

CREF Stock Account  ■  June 30, 2019

n	All or a portion of these securities have been segregated by the custodian to cover requirements on open written options contracts.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

At 6/30/19, the aggregate value of securities exempt from registration under Rule 144(A) of the Securities Act of 1933 amounted to $803,754,593 or 0.7% of net assets. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers.

Cost amounts are in thousands.

For ease of presentation, a number of classification categories have been grouped together in the Summary portfolio of investments. Note that the Account uses more specific categories in following its investment limitations on investment concentrations.

Futures contracts outstanding as of June 30, 2019 were as follows (notional amounts and values are in thousands) (see Note 3):

	Number of long (short	)	Expiration	Notional		Unrealized appreciation
Description	contracts		date	amount	Value	(depreciation	)
Russell 2000 E Mini Index	290		09/20/19	$22,165	$22,723	$558
S&P 500 E Mini Index	1,893		09/20/19	273,471	278,668	5,197
S&P Mid-Cap 400 E Mini Index	178		09/20/19	33,951	34,710	759
Total	2,361			$329,587	$336,101	$6,514

Purchased options outstanding as of June 30, 2019 were as follows (notional amounts and values are in thousands) (see Note 3):

Description/underlying investment	Number of contracts	Notional amount	Exercise price	Expiration date	Value
Intel Corp, Call	4,800	$437	$48.00	07/05/19	$336
Intel Corp, Call	19,000	2,945	46.00	08/16/19	5,966
Micron Technology, Inc, Call	1,350	147	34.50	07/05/19	603
Micron Technology, Inc, Call	5,350	712	35.00	07/05/19	2,022
Micron Technology, Inc, Call	6,000	408	38.50	07/05/19	594
NVIDIA Corp, Call	1,500	740	155.00	07/05/19	1,523
NVIDIA Corp, Call	500	139	157.50	07/05/19	400
NVIDIA Corp, Call	500	149	160.00	07/05/19	308
NVIDIA Corp, Call	2,500	214	172.50	07/05/19	220
QUALCOMM, Inc, Call	1,200	192	73.00	07/05/19	370
QUALCOMM, Inc, Call	900	131	76.00	07/05/19	130
QUALCOMM, Inc, Call	20	6	92.50	07/19/19	0	^
QUALCOMM, Inc, Put	25	6	64.00	07/12/19	0	^
S&P 500 Index, Put	50	330	2,600.00	12/20/19	190
Taiwan Semiconductor Manufacturing Co Ltd, Call	20	2	42.00	10/18/19	2
Tesla, Inc, Call	500	578	210.00	08/16/19	1,444
Texas Instruments, Inc, Call	3,500	725	112.00	07/05/19	1,285
Texas Instruments, Inc, Call	1,200	199	114.00	07/05/19	310
Texas Instruments, Inc, Call	1,200	146	118.00	07/05/19	91
Total	50,115	$8,206			$15,794
^	Amount represents less than $1,000.

38	2019 Semiannual Report ■ College Retirement Equities Fund	See notes to financial statements

Summary portfolio of investments (unaudited)	continued

CREF Stock Account  ■  June 30, 2019

Written options outstanding as of June 30, 2019 were as follows (notional amounts and values are in thousands) (see Note 3):

Description/underlying investment	Number of contracts	Notional amount	Exercise price	Expiration date	Value
AbbVie, Inc, Put	30	$(2)	$65.00	07/19/19	$(1)
Align Technology, Inc, Call	20	(45)	350.00	10/18/19	(8)
Align Technology, Inc, Put	20	(26)	240.00	10/18/19	(24)
Amazon.com, Inc, Call	29	(16)	2,100.00	07/19/19	(5)
Apple, Inc, Call	25	(13)	230.00	10/18/19	(5)
Apple, Inc, Call	50	(23)	230.00	01/17/20	(21)
Apple, Inc, Put	25	(8)	170.00	07/19/19	(1)
Apple, Inc, Put	75	(34)	170.00	10/18/19	(21)
Arista Networks, Inc, Call	30	(15)	300.00	08/16/19	(13)
Arista Networks, Inc, Put	20	(7)	200.00	08/16/19	(4)
Broadcom, Inc, Put	20	(5)	230.00	07/19/19	(1)
Cree, Inc, Put	30	(1)	50.00	07/05/19	(0)^
Intel Corp, Call	4,800	(52)	51.00	07/05/19	(19)
Intel Corp, Call	19,000	(879)	50.00	08/16/19	(2,109)
Intel Corp, Put	16,000	(935)	35.00	10/18/19	(336)
Kohl’s Corp, Call	40	(2)	55.00	07/19/19	(0)^
Kohl’s Corp, Put	20	(2)	37.50	10/18/19	(2)
Kohl’s Corp, Put	20	(3)	40.00	10/18/19	(3)
Micron Technology, Inc, Call	1,350	(46)	37.50	07/05/19	(224)
Micron Technology, Inc, Call	5,350	(233)	38.00	07/05/19	(690)
Micron Technology, Inc, Call	6,000	(66)	41.00	07/05/19	(138)
Microsoft Corp, Call	470	(230)	135.00	08/16/19	(190)
Microsoft Corp, Call	30	(6)	145.00	09/20/19	(5)
Microsoft Corp, Call	30	(3)	155.00	10/18/19	(2)
Microsoft Corp, Put	30	(2)	125.00	07/19/19	(2)
NVIDIA Corp, Call	1,500	(126)	170.00	07/05/19	(211)
NVIDIA Corp, Call	500	(17)	175.00	07/05/19	(28)
NVIDIA Corp, Call	3,000	(101)	177.50	07/05/19	(108)
QUALCOMM, Inc, Call	1,200	(52)	77.00	07/05/19	(119)
QUALCOMM, Inc, Call	900	(28)	80.00	07/05/19	(25)
QUALCOMM, Inc, Call	40	(3)	105.00	07/19/19	(0)^
QUALCOMM, Inc, Call	30	(3)	80.00	08/16/19	(7)
QUALCOMM, Inc, Call	25	(7)	80.00	10/18/19	(8)
QUALCOMM, Inc, Put	25	(3)	60.00	07/12/19	(1)
QUALCOMM, Inc, Put	20	(4)	60.00	10/18/19	(2)
S&P 500 Index, Call	20	(20)	3,020.00	07/26/19	(22)
S&P 500 Index, Call	50	(149)	3,050.00	12/20/19	(280)
S&P 500 Index, Put	50	(177)	2,400.00	12/20/19	(93)
salesforce.com, Inc, Call	30	(1)	180.00	07/19/19	(0)^
Taiwan Semiconductor Manufacturing Co Ltd, Call	20	(0)^	49.00	10/18/19	(0)^
Taiwan Semiconductor Manufacturing Co Ltd, Put	20	(2)	34.00	10/18/19	(1)
Teradata Corp, Call	30	(2)	45.00	10/18/19	(1)
Teradata Corp, Put	30	(5)	35.00	10/18/19	(6)
Tesla, Inc, Call	500	(229)	240.00	08/16/19	(677)
Tesla, Inc, Put	500	(369)	140.00	08/16/19	(79)
Texas Instruments, Inc, Call	3,500	(171)	117.00	07/05/19	(339)
Texas Instruments, Inc, Call	1,200	(36)	119.00	07/05/19	(65)
Texas Instruments, Inc, Call	1,200	(41)	121.00	07/05/19	(25)
Total	67,904	$(4,200)			$(5,921)

^	Amount represents less than $1,000.

See notes to financial statements	College Retirement Equities Fund ■ 2019 Semiannual Report	39

Summary portfolio of investments (unaudited)	concluded

CREF Stock Account  ■  June 30, 2019

Forward foreign currency contracts outstanding as of June 30, 2019 were as follows (dollar amounts are in thousands) (see Note 3):

Currency to be purchased	Receive	Currency to be sold	Deliver	Counterparty	Settlement date	Unrealized appreciation (depreciation )
EUR	6,500		$7,354	Bank of America	07/09/19	$43
Total						$43
	$7,511	CAD	10,000	Morgan Stanley	07/09/19	$(127)
	$8,506	GBP	6,500	Morgan Stanley	07/09/19	248
	$4,986	SEK	46,000	Morgan Stanley	07/09/19	29
JPY	110,000		$992	Morgan Stanley	07/09/19	29
	$22,402	CAD	30,000	Morgan Stanley	09/16/19	(540)
	$13,269	GBP	10,500	Morgan Stanley	09/16/19	(113)
Total						$(474)
Total						$(431)

Abbreviation(s):

CAD	Canadian Dollar
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen
SEK	Swedish Krona

40	2019 Semiannual Report ■ College Retirement Equities Fund	See notes to financial statements

Summary of market values by country (unaudited)

CREF Stock Account  ■  June 30, 2019

Country	Value (000)	% of total portfolio
DOMESTIC
UNITED STATES	$82,384,375	69.9%
TOTAL DOMESTIC	82,384,375	69.9

FOREIGN
ARGENTINA	23,875	0.0
AUSTRALIA	1,677,171	1.4
AUSTRIA	241,435	0.2
BAHAMAS	783	0.0
BELGIUM	163,944	0.1
BERMUDA	46,896	0.0
BRAZIL	752,626	0.6
CANADA	2,319,115	2.0
CAYMAN ISLANDS	625	0.0
CHILE	101,487	0.1
CHINA	2,636,129	2.3
COLOMBIA	31,544	0.0
COTE D’IVOIRE	1,588	0.0
CYPRUS	64	0.0
CZECH REPUBLIC	37,007	0.0
DENMARK	480,993	0.4
EGYPT	16,651	0.0
FAROE ISLANDS	1,340	0.0
FINLAND	239,586	0.2
FRANCE	2,506,251	2.1
GEORGIA	1,021	0.0
GERMANY	1,695,428	1.5
GHANA	8,217	0.0
GREECE	29,248	0.0
GUERNSEY, C.I.	2,534	0.0
HONG KONG	823,541	0.7
HUNGARY	27,027	0.0
INDIA	929,160	0.8
INDONESIA	172,447	0.2
IRELAND	343,867	0.3
ISRAEL	136,808	0.1
ITALY	635,434	0.5
JAPAN	5,651,783	4.8
JERSEY, C.I.	1,610	0.0
JORDAN	15,924	0.0
KAZAKHSTAN	13,750	0.0
KENYA	9,775	0.0
KOREA, REPUBLIC OF	1,094,806	0.9
LIECHTENSTEIN	1,236	0.0
Country	Value (000)	% of total portfolio
LUXEMBOURG	$32,267	0.0%
MACAU	52,268	0.0
MACEDONIA	3,326	0.0
MALAYSIA	177,979	0.2
MALTA	2,515	0.0
MEXICO	207,238	0.2
MONACO	13,071	0.0
MONGOLIA	1,316	0.0
MYANMAR	723	0.0
NETHERLANDS	1,463,583	1.2
NEW ZEALAND	80,725	0.1
NORWAY	187,788	0.2
PAKISTAN	10,258	0.0
PANAMA	7,007	0.0
PERU	42,846	0.0
PHILIPPINES	107,072	0.1
POLAND	85,586	0.1
PORTUGAL	40,497	0.0
PUERTO RICO	53,573	0.1
QATAR	78,382	0.1
ROMANIA	7,874	0.0
RUSSIA	332,244	0.3
SAUDI ARABIA	85,524	0.1
SINGAPORE	261,771	0.2
SLOVENIA	10,461	0.0
SOUTH AFRICA	514,592	0.4
SPAIN	564,771	0.5
SWEDEN	583,812	0.5
SWITZERLAND	2,067,350	1.8
TAIWAN	1,087,202	0.9
TANZANIA, UNITED REPUBLIC OF	259	0.0
THAILAND	281,905	0.3
TURKEY	73,173	0.1
UKRAINE	8,308	0.0
UNITED ARAB EMIRATES	60,603	0.1
UNITED KINGDOM	3,901,203	3.3
URUGUAY	63,365	0.1
VIETNAM	381	0.0
ZAMBIA	14,182	0.0
TOTAL FOREIGN	35,439,726	30.1

TOTAL PORTFOLIO	$117,824,101	100.0%

See notes to financial statements	College Retirement Equities Fund ■ 2019 Semiannual Report	41

Summary portfolio of investments (unaudited)

CREF Global Equities Account  ■  June 30, 2019

			Value	% of net
Shares		Company	(000)	assets
COMMON STOCKS
ARGENTINA			$4,912	0.0%
AUSTRALIA
3,312,691	e	BHP Billiton Ltd	96,295	0.5
		Other	273,505	1.3
			369,800	1.8
AUSTRIA			8,594	0.0
BELGIUM			13,429	0.1
BERMUDA			1,753	0.0
BRAZIL			336,182	1.6
CANADA			517,741	2.5
CHILE			14,351	0.1
CHINA
947,972	*	Alibaba Group Holding Ltd (ADR)	160,634	0.8
4,316,400		Tencent Holdings Ltd	195,271	1.0
		Other	375,217	1.8
			731,122	3.6
COLOMBIA			2,657	0.0
CZECH REPUBLIC			5,480	0.0
DENMARK
2,073,016		Novo Nordisk AS	105,884	0.5
		Other	91,543	0.5
			197,427	1.0
EGYPT			847	0.0
FINLAND			39,205	0.2
FRANCE
891,967		Airbus SE	126,233	0.6
		Other	612,832	3.0
			739,065	3.6
GERMANY			303,815	1.5
GHANA			169	0.0
GREECE			1,914	0.0
HONG KONG
4,446,720		Melco Crown Entertainment Ltd (ADR)	96,583	0.5
		Other	125,467	0.6
			222,050	1.1
HUNGARY			1,772	0.0
INDIA			199,870	1.0
INDONESIA			54,534	0.3

42	2019 Semiannual Report ■ College Retirement Equities Fund	See notes to financial statements

Summary portfolio of investments (unaudited)	continued

CREF Global Equities Account  ■  June 30, 2019

		Value	% of net
Shares	Company	(000)	assets
IRELAND		$97,556	0.5%
ISRAEL		6,834	0.0
ITALY		255,836	1.2
JAPAN
428,503	Nintendo Co Ltd	157,217	0.7
3,095,540	Sony Corp	162,670	0.8
1,662,153	Toyota Motor Corp	103,160	0.5
	Other	898,216	4.4
		1,321,263	6.4
KAZAKHSTAN		6,010	0.0
KOREA, REPUBLIC OF		171,641	0.8
LUXEMBOURG		2,443	0.0
MACAU		34,990	0.2
MALAYSIA		12,980	0.1
MEXICO		32,593	0.2
NETHERLANDS
9,792,100	ING Groep NV	113,429	0.5
3,697,140	Royal Dutch Shell plc (A Shares)	120,666	0.6
	Other	176,124	0.9
		410,219	2.0
NEW ZEALAND		2,081	0.0
NORWAY		60,635	0.3
PAKISTAN		157	0.0
PERU		4,771	0.0
PHILIPPINES		20,879	0.1
POLAND		10,920	0.1
PORTUGAL		14,544	0.1
QATAR		7,377	0.0
ROMANIA		370	0.0
RUSSIA		111,249	0.5
SAUDI ARABIA		8,742	0.0
SINGAPORE		26,663	0.1
SOUTH AFRICA		77,955	0.4
SPAIN		84,703	0.4
SWEDEN		80,019	0.4
SWITZERLAND
328,102	Lonza Group AG.	110,765	0.6
1,861,930	Nestle S.A.	192,751	0.9

See notes to financial statements	College Retirement Equities Fund ■ 2019 Semiannual Report	43

Summary portfolio of investments (unaudited)	continued

CREF Global Equities Account  ■  June 30, 2019

			Value	% of net
Shares		Company	(000)	assets
SWITZERLAND—continued
553,754		Roche Holding AG.	$155,709	0.8%
		Other	311,580	1.5
			770,805	3.8
TAIWAN
20,058,500		Taiwan Semiconductor Manufacturing Co Ltd	153,415	0.8
		Other	110,301	0.5
			263,716	1.3
THAILAND			19,896	0.1
TURKEY			13,232	0.1
UNITED ARAB EMIRATES			6,584	0.0
UNITED KINGDOM
2,377,579		Diageo plc	102,332	0.5
963,133		Linde plc (Xetra)	193,451	0.9
		Other	857,325	4.2
			1,153,108	5.6
UNITED STATES
1,608,285		Abbott Laboratories	135,257	0.7
98,202	*	Alphabet, Inc (Class A)	106,333	0.5
102,010	*	Alphabet, Inc (Class C)	110,264	0.5
222,882	*,n	Amazon.com, Inc	422,056	2.1
2,438,177	n	Apple, Inc	482,564	2.3
5,103,195		Bank of America Corp	147,993	0.7
669,497		Boeing Co	243,704	1.2
1,419,536		Chevron Corp	176,647	0.9
4,057,495		Cisco Systems, Inc	222,067	1.1
4,296,393		Coca-Cola Co	218,772	1.1
627,540		Costco Wholesale Corp	165,834	0.8
517,779	*	Edwards Lifesciences Corp	95,655	0.5
1,015,263		EOG Resources, Inc	94,582	0.5
1,871,346	d	Exxon Mobil Corp	143,401	0.7
1,031,264	*	Facebook, Inc	199,034	1.0
872,633		Home Depot, Inc	181,482	0.9
692,515		Honeywell International, Inc	120,906	0.6
997,718		Johnson & Johnson	138,962	0.7
1,528,844		JPMorgan Chase & Co	170,925	0.8
431,752		MasterCard, Inc (Class A)	114,211	0.6
866,705		McDonald’s Corp	179,980	0.9
2,327,996		Merck & Co, Inc	195,202	0.9
3,722,494	n	Microsoft Corp	498,665	2.4
3,299,363		Morgan Stanley	144,545	0.7
1,576,443		Nike, Inc (Class B)	132,342	0.6
1,722,420	*	PayPal Holdings, Inc	197,148	1.0
1,553,617		Procter & Gamble Co	170,354	0.8
953,954	*	salesforce.com, Inc	144,743	0.7
1,008,650		Union Pacific Corp	170,573	0.8
707,414		UnitedHealth Group, Inc	172,616	0.8

44	2019 Semiannual Report ■ College Retirement Equities Fund	See notes to financial statements

Summary portfolio of investments (unaudited)	continued

CREF Global Equities Account  ■  June 30, 2019

			Value	% of net
Shares	Company		(000)	assets
UNITED STATES—continued
1,157,108	Visa, Inc (Class A)		$200,816	1.0%
1,338,906	Walmart, Inc		147,936	0.7
1,397,511	Walt Disney Co		195,148	0.9
	Other		5,085,356	24.7
			11,326,073	55.1
URUGUAY			20,787	0.1
ZAMBIA			313	0.0
	TOTAL COMMON STOCKS	(Cost $18,447,341)	20,204,633	98.3
RIGHTS / WARRANTS
CHILE			38	0.0
CHINA			1	0.0
KOREA, REPUBLIC OF			4	0.0
SPAIN			88	0.0
THAILAND			2	0.0
	TOTAL RIGHTS / WARRANTS	(Cost $91)	133	0.0

Principal	Issuer
SHORT-TERM INVESTMENTS
GOVERNMENT AGENCY DEBT			23,450	0.1
TREASURY DEBT			279,781	1.4
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED
CERTIFICATE OF DEPOSIT			77,506	0.4
COMMERCIAL PAPER			22,921	0.1
REPURCHASE AGREEMENTS			120,000	0.6
VARIABLE RATE SECURITIES			5,000	0.0
TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED			225,427	1.1
	TOTAL SHORT-TERM INVESTMENTS	(Cost $528,625)	528,658	2.6

	TOTAL PORTFOLIO	(Cost $18,976,057)	20,733,424	100.9
	OTHER ASSETS & LIABILITIES, NET		(180,871)	(0.9)
	NET ASSETS		$20,552,553	100.0%

Abbreviation(s):

ADR	American Depositary Receipt

*	Non-income producing
d	All or a portion of these securities have been segregated to cover requirements on open futures contracts.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $315,677,711. See Note 5 in the Notes to financial statements for additional information about securities lending collateral.
n	All or a portion of these securities have been segregated by the custodian to cover requirements on open written options contracts.

See notes to financial statements	College Retirement Equities Fund ■ 2019 Semiannual Report	45

Summary portfolio of investments (unaudited)	concluded

CREF Global Equities Account  ■  June 30, 2019

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

At 6/30/19, the aggregate value of securities exempt from registration under Rule 144(A) of the Securities Act of 1933 amounted to $182,893,326 or 0.9% of net assets. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers.

Cost amounts are in thousands.

For ease of presentation, a number of classification categories have been grouped together in the Summary portfolio of investments. Note that the Account uses more specific categories in following its investment limitations on investment concentrations.

Futures contracts outstanding as of June 30, 2019 were as follows (notional amounts and values are in thousands) (see Note 3):

	Number of					Unrealized
	long (short	)	Expiration	Notional		appreciation
Description	contracts		date	amount	Value	(depreciation	)
MSCI EAFE Index	618		09/20/19	$ 58,108	$59,430	$1,322
S&P 500 E Mini Index	742		09/20/19	107,035	109,230	2,195
Total	1,360			$165,143	$168,660	$3,517

Written options outstanding as of June 30, 2019 were as follows (notional amounts and values are in thousands) (see Note 3):

	Number of	Notional	Exercise	Expiration
Description/underlying investment	contracts	amount	price	date	Value
Amazon.com, Inc, Call	29	$ (16)	$2,100.00	07/19/19	$(5)
Microsoft Corp, Call	470	(229)	135.00	08/16/19	(190)
Total	499	$(245)			$(195)

46	2019 Semiannual Report ■ College Retirement Equities Fund	See notes to financial statements

Summary of market values by sector (unaudited)

CREF Global Equities Account  ■  June 30, 2019

	Value	% of net
Sector	(000)	assets
INFORMATION TECHNOLOGY	$3,483,951	16.9%
CONSUMER DISCRETIONARY	2,781,042	13.5
FINANCIALS	2,776,567	13.5
HEALTH CARE	2,322,794	11.3
INDUSTRIALS	2,042,499	9.9
CONSUMER STAPLES	2,005,400	9.8
COMMUNICATION SERVICES	1,640,944	8.0
MATERIALS	1,270,635	6.2
ENERGY	1,163,373	5.7
REAL ESTATE	387,276	1.9
UTILITIES	330,285	1.6
SHORT-TERM INVESTMENTS	528,658	2.6
OTHER ASSETS & LIABILITES, NET	(180,871)	(0.9)
NET ASSETS	$20,552,553	100.0%

See notes to financial statements	College Retirement Equities Fund ■ 2019 Semiannual Report	47

Summary portfolio of investments (unaudited)

CREF Growth Account  ■  June 30, 2019

Shares		Company	Value (000)	% of net assets
COMMON STOCKS
AUTOMOBILES & COMPONENTS			$1,747	0.0%
BANKS			28,539	0.1
CAPITAL GOODS
1,561,806		Airbus SE	221,029	0.8
455,765		Boeing Co	165,903	0.6
987,076		Honeywell International, Inc	172,334	0.7
877,901		Roper Industries, Inc	321,540	1.2
		Other	497,517	1.8
			1,378,323	5.1
COMMERCIAL & PROFESSIONAL SERVICES
1,991,749		Waste Connections, Inc	190,372	0.7
		Other	347,109	1.3
			537,481	2.0
CONSUMER DURABLES & APPAREL
3,447,917		Nike, Inc (Class B)	289,452	1.1
		Other	335,718	1.2
			625,170	2.3
CONSUMER SERVICES
239,559	*	Chipotle Mexican Grill, Inc (Class A)	175,568	0.7
		Other	226,661	0.8
			402,229	1.5
DIVERSIFIED FINANCIALS
2,099,500		iShares Russell 1000 Growth Index Fund	330,335	1.2
1,203,503		S&P Global, Inc	274,146	1.0
		Other	462,527	1.7
			1,067,008	3.9
ENERGY			156,493	0.6
FOOD & STAPLES RETAILING
1,471,994		Costco Wholesale Corp	388,989	1.4
		Other	51,218	0.2
			440,207	1.6
FOOD, BEVERAGE & TOBACCO
3,336,783	*	Monster Beverage Corp	212,987	0.8
		Other	482,762	1.8
			695,749	2.6
HEALTH CARE EQUIPMENT & SERVICES
816,006	*	Edwards Lifesciences Corp	150,749	0.6
719,267	*	Intuitive Surgical, Inc	377,291	1.4
		Other	657,782	2.4
			1,185,822	4.4
HOUSEHOLD & PERSONAL PRODUCTS			117,006	0.4

48	2019 Semiannual Report ■ College Retirement Equities Fund	See notes to financial statements

Summary portfolio of investments (unaudited)	continued

CREF Growth Account  ■  June 30, 2019

Shares		Company	Value (000)	% of net assets
INSURANCE			$21,761	0.1%
MATERIALS
1,128,880		Linde plc	226,679	0.9
356,479		Sherwin-Williams Co	163,371	0.6
		Other	144,999	0.5
			535,049	2.0
MEDIA & ENTERTAINMENT
368,479	*	Alphabet, Inc (Class A)	398,989	1.5
834,106	*	Alphabet, Inc (Class C)	901,594	3.3
5,643,494	*	Facebook, Inc	1,089,194	4.0
1,781,469	*	IAC/InterActiveCorp	387,523	1.4
739,225	*	NetFlix, Inc	271,532	1.0
3,547,714		Tencent Holdings Ltd	160,496	0.6
1,301,536		Walt Disney Co	181,747	0.7
		Other	572,209	2.1
			3,963,284	14.6
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
1,249,494	*	Alexion Pharmaceuticals, Inc	163,659	0.6
2,148,360		AstraZeneca plc	175,632	0.6
8,886,392	*	Avantor, Inc	169,641	0.6
1,008,661	*	Illumina, Inc	371,339	1.4
467,186		Lonza Group AG.	157,719	0.6
2,250,185		Merck & Co, Inc	188,678	0.7
3,139,291		Zoetis, Inc	356,278	1.3
		Other	829,099	3.1
			2,412,045	8.9
REAL ESTATE			154,850	0.6
RETAILING
790,307	*	Amazon.com, Inc	1,496,549	5.5
1,815,304	*	CarMax, Inc	157,623	0.6
2,777,530		Expedia, Inc	369,495	1.4
1,893,828	*,e	GrubHub, Inc	147,699	0.5
878,154		Home Depot, Inc	182,630	0.7
		Other	867,424	3.2
			3,221,420	11.9
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
548,463		Broadcom, Inc	157,880	0.6
2,226,277		Qualcomm, Inc	169,353	0.6
		Other	614,686	2.3
			941,919	3.5
SOFTWARE & SERVICES
965,515	*	Adobe, Inc	284,489	1.1
2,048,427	*	Akamai Technologies, Inc	164,161	0.6
1,706,379		Automatic Data Processing, Inc	282,116	1.0
2,586,803		Intuit, Inc	676,009	2.5

See notes to financial statements	College Retirement Equities Fund ■ 2019 Semiannual Report	49

Summary portfolio of investments (unaudited)	continued

CREF Growth Account  ■  June 30, 2019

Shares		Company		Value (000)	% of net assets
SOFTWARE & SERVICES–continued
1,987,946		MasterCard, Inc (Class A)		$525,871	1.9%
13,172,809		Microsoft Corp		1,764,630	6.5
6,740,629	*	PayPal Holdings, Inc		771,532	2.8
4,119,844	*	salesforce.com, Inc		625,104	2.3
904,712	*	ServiceNow, Inc		248,407	0.9
4,962,592		Visa, Inc (Class A)		861,258	3.2
		Other		749,155	2.8
				6,952,732	25.6
TECHNOLOGY HARDWARE & EQUIPMENT
4,718,893		Apple, Inc		933,963	3.4
4,837,216		Cisco Systems, Inc		264,741	1.0
		Other		416,342	1.5
				1,615,046	5.9
TELECOMMUNICATION SERVICES				68,599	0.2
TRANSPORTATION
970,031		Union Pacific Corp		164,042	0.6
		Other		249,193	0.9
				413,235	1.5
		TOTAL COMMON STOCKS	(Cost $20,749,083)	26,935,714	99.3

Principal		Issuer
SHORT-TERM INVESTMENTS
GOVERNMENT AGENCY DEBT				56,900	0.2
TREASURY DEBT				249,202	0.9

Shares		Company
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES
186,676,011	c	State Street Navigator Securities Lending Government Money Market Portfolio		186,676	0.7
				186,676	0.7
		TOTAL SHORT-TERM INVESTMENTS	(Cost $492,762)	492,778	1.8

		TOTAL PORTFOLIO	(Cost $21,241,845)	27,428,492	101.1
		OTHER ASSETS & LIABILITIES, NET		(290,324)	(1.1)
		NET ASSETS		$27,138,168	100.0%

50	2019 Semiannual Report ■ College Retirement Equities Fund	See notes to financial statements

Summary portfolio of investments (unaudited)	concluded

CREF Growth Account  ■  June 30, 2019

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $258,230,055. See Note 5 in the Notes to financial statements for additional information about securities lending collateral.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

At 6/30/19, the aggregate value of securities exempt from registration under Rule 144(A) of the Securities Act of 1933 amounted to $136,601,645 or 0.5% of net assets. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers.

Cost amounts are in thousands.

For ease of presentation, a number of classification categories have been grouped together in the Summary portfolio of investments. Note that the Account uses more specific categories in following its investment limitations on investment concentrations.

See notes to financial statements	College Retirement Equities Fund ■ 2019 Semiannual Report	51

Summary portfolio of investments (unaudited)

CREF Equity Index Account  ■  June 30, 2019

Shares		Company	Value (000)	% of net assets
COMMON STOCKS
AUTOMOBILES & COMPONENTS			$130,868	0.7%
BANKS
5,599,093		Bank of America Corp	162,374	0.8
1,504,503		Citigroup, Inc	105,360	0.5
2,099,486		JPMorgan Chase & Co	234,722	1.2
2,636,004		Wells Fargo & Co	124,736	0.7
		Other	471,137	2.5
			1,098,329	5.7
CAPITAL GOODS
344,510		Boeing Co	125,405	0.7
474,696		Honeywell International, Inc	82,877	0.4
		Other	1,141,914	5.9
			1,350,196	7.0
COMMERCIAL & PROFESSIONAL SERVICES			212,424	1.1
CONSUMER DURABLES & APPAREL			257,706	1.3
CONSUMER SERVICES
499,476		McDonald’s Corp	103,721	0.6
		Other	353,566	1.8
			457,287	2.4
DIVERSIFIED FINANCIALS			689,950	3.6
ENERGY
1,238,958		Chevron Corp	154,176	0.8
2,754,768	d	Exxon Mobil Corp	211,098	1.1
		Other	532,016	2.8
			897,290	4.7
FOOD & STAPLES RETAILING
284,357		Costco Wholesale Corp	75,144	0.4
912,181		Walmart, Inc	100,787	0.5
		Other	75,676	0.4
			251,607	1.3
FOOD, BEVERAGE & TOBACCO
2,488,616		Coca-Cola Co	126,720	0.7
911,743		PepsiCo, Inc	119,557	0.6
1,010,071		Philip Morris International, Inc	79,321	0.4
		Other	336,795	1.7
			662,393	3.4
HEALTH CARE EQUIPMENT & SERVICES
1,120,895		Abbott Laboratories	94,267	0.5
873,530		Medtronic plc	85,073	0.4
615,208		UnitedHealth Group, Inc	150,117	0.8
		Other	848,801	4.4
			1,178,258	6.1

52	2019 Semiannual Report ■ College Retirement Equities Fund	See notes to financial statements

Summary portfolio of investments (unaudited)	continued

CREF Equity Index Account  ■  June 30, 2019

Shares		Company	Value (000)	% of net assets
HOUSEHOLD & PERSONAL PRODUCTS
1,608,971		Procter & Gamble Co	$176,424	0.9%
		Other	135,445	0.7
			311,869	1.6
INSURANCE
1,273,321	*	Berkshire Hathaway, Inc (Class B)	271,434	1.4
		Other	524,242	2.7
			795,676	4.1
MATERIALS
353,206		Linde plc	70,924	0.4
		Other	499,150	2.6
			570,074	3.0
MEDIA & ENTERTAINMENT
194,399	*	Alphabet, Inc (Class A)	210,495	1.1
198,117	*	Alphabet, Inc (Class C)	214,146	1.1
2,923,754		Comcast Corp (Class A)	123,616	0.6
1,555,615	*	Facebook, Inc	300,234	1.6
274,142	*	NetFlix, Inc	100,698	0.5
1,136,249		Walt Disney Co	158,666	0.8
		Other	303,928	1.6
			1,411,783	7.3
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
396,934		Amgen, Inc	73,147	0.4
1,729,191		Johnson & Johnson	240,842	1.3
1,676,652		Merck & Co, Inc	140,587	0.7
3,621,380		Pfizer, Inc	156,878	0.8
260,940		Thermo Fisher Scientific, Inc	76,633	0.4
		Other	798,440	4.1
			1,486,527	7.7
REAL ESTATE			761,889	4.0
RETAILING
269,218	*	Amazon.com, Inc	509,799	2.7
717,420		Home Depot, Inc	149,202	0.8
		Other	488,838	2.5
			1,147,839	6.0
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
251,405		Broadcom, Inc	72,369	0.4
2,916,483		Intel Corp	139,612	0.7
		Other	464,290	2.4
			676,271	3.5
SOFTWARE & SERVICES
416,817		Accenture plc	77,015	0.4
316,960	*	Adobe, Inc	93,392	0.5
577,310		International Business Machines Corp	79,611	0.4
584,309		MasterCard, Inc (Class A)	154,567	0.8

See notes to financial statements	College Retirement Equities Fund ■ 2019 Semiannual Report	53

Summary portfolio of investments (unaudited)	continued

CREF Equity Index Account  ■  June 30, 2019

Shares		Company		Value (000)	% of net assets
SOFTWARE & SERVICES—continued
4,923,513		Microsoft Corp		$659,554	3.4%
1,495,137		Oracle Corp		85,178	0.5
763,238	*	PayPal Holdings, Inc		87,360	0.5
479,076	*	salesforce.com, Inc		72,690	0.4
1,132,454		Visa, Inc (Class A)		196,538	1.0
		Other		853,922	4.4
				2,359,827	12.3
TECHNOLOGY HARDWARE & EQUIPMENT
2,996,470		Apple, Inc		593,061	3.1
2,867,700		Cisco Systems, Inc		156,949	0.8
		Other		279,111	1.5
				1,029,121	5.4
TELECOMMUNICATION SERVICES
4,751,904		AT&T, Inc		159,236	0.9
2,693,889		Verizon Communications, Inc		153,902	0.8
		Other		42,579	0.2
				355,717	1.9
TRANSPORTATION
460,871		Union Pacific Corp		77,938	0.4
		Other		301,382	1.6
				379,320	2.0
UTILITIES				618,145	3.2
		TOTAL COMMON STOCKS	(Cost $8,305,287)	19,090,366	99.3
RIGHTS / WARRANTS
MATERIALS				56	0.0
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES				3	0.0
TRANSPORTATION				78	0.0
		TOTAL RIGHTS / WARRANTS	(Cost $715)	137	0.0

Principal		Issuer
SHORT-TERM INVESTMENTS
GOVERNMENT AGENCY DEBT				43,052	0.2
TREASURY DEBT				60,904	0.3

Shares		Company
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES
135,491,337	c	State Street Navigator Securities Lending Government Money Market Portfolio		135,491	0.7
				135,491	0.7
		TOTAL SHORT-TERM INVESTMENTS	(Cost $239,448)	239,447	1.2

		TOTAL PORTFOLIO	(Cost $8,545,450)	19,329,950	100.5
		OTHER ASSETS & LIABILITIES, NET		(99,801)	(0.5)
		NET ASSETS		$19,230,149	100.0%

54	2019 Semiannual Report ■ College Retirement Equities Fund	See notes to financial statements

Summary portfolio of investments (unaudited)	concluded

CREF Equity Index Account ■ June 30, 2019

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
d	All or a portion of these securities have been segregated to cover margin requirements on open futures contracts.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

At 6/30/19, the aggregate value of securities on loan is $173,921,102. See Note 5 in the Notes to financial statements for additional information about securities lending collateral.

Cost amounts are in thousands.

For ease of presentation, a number of classification categories have been grouped together in the Summary portfolio of investments. Note that the Account uses more specific categories in following its investment limitations on investment concentrations.

Futures contracts outstanding as of June 30, 2019 were as follows (notional amounts and values are in thousands) (see Note 3):

Description	Number of long (short contracts	)	Expiration date	Notional amount	Value	Unrealized appreciation (depreciation )
Russell 2000 E Mini Index	132		09/20/19	$10,268	$10,343	$75
S&P 500 E Mini Index	639		09/20/19	94,352	94,067	(285)
S&P Mid-Cap 400 E Mini Index	53		09/20/19	10,260	10,335	75
Total	824			$114,880	$114,745	$(135)

See notes to financial statements	College Retirement Equities Fund ■ 2019 Semiannual Report	55

Summary portfolio of investments (unaudited)

CREF Bond Market Account  ■  June 30, 2019

Principal	Issuer		Value (000)	% of net assets
BANK LOAN OBLIGATIONS
CAPITAL GOODS			$3,120	0.0%
COMMERCIAL & PROFESSIONAL SERVICES			1,041	0.0
CONSUMER DURABLES & APPAREL			2,338	0.0
CONSUMER SERVICES			2,822	0.0
FOOD & STAPLES RETAILING			204	0.0
FOOD, BEVERAGE & TOBACCO			592	0.0
HEALTH CARE EQUIPMENT & SERVICES			2,450	0.0
MATERIALS			3,495	0.1
MEDIA & ENTERTAINMENT			2,232	0.0
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			1,852	0.0
REAL ESTATE			3,250	0.1
SOFTWARE & SERVICES			360	0.0
TECHNOLOGY HARDWARE & EQUIPMENT			2,758	0.0
TRANSPORTATION			2,105	0.0
UTILITIES			747	0.0
	TOTAL BANK LOAN OBLIGATIONS	(Cost $29,976)	29,366	0.2
BONDS
CORPORATE BONDS
AUTOMOBILES & COMPONENTS			46,160	0.3
BANKS
$121,375,000	Bank of America Corp	1.375%–4.271%, 11/09/20–02/07/30	126,720	0.9
50,075,000	Citigroup, Inc	3.200%, 10/21/26	51,093	0.4
46,225,000	JPMorgan Chase Bank NA	3.086%, 04/26/21	46,467	0.3
40,000,000	Royal Bank of Canada	1.875%, 02/05/20	39,897	0.3
	Other		659,000	4.8
			923,177	6.7
CAPITAL GOODS			119,749	0.9
COMMERCIAL & PROFESSIONAL SERVICES			64,484	0.5
CONSUMER DURABLES & APPAREL			9,699	0.1
CONSUMER SERVICES			151,889	1.2
DIVERSIFIED FINANCIALS
45,550,000	Wells Fargo & Co	2.625%, 07/22/22	45,896	0.3
	Other		440,782	3.2
			486,678	3.5
ENERGY			407,057	2.9
FOOD & STAPLES RETAILING			125,713	0.9

56	2019 Semiannual Report ■ College Retirement Equities Fund	See notes to financial statements

Summary portfolio of investments (unaudited)	continued

CREF Bond Market Account  ■   June 30, 2019

Principal		Issuer		Value (000)	% of net assets
FOOD, BEVERAGE & TOBACCO				$140,503	1.0%
HEALTH CARE EQUIPMENT & SERVICES				116,424	0.8
HOUSEHOLD & PERSONAL PRODUCTS				1,232	0.0
INSURANCE				135,714	1.0
MATERIALS				104,580	0.8
MEDIA & ENTERTAINMENT				200,356	1.4
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES				197,563	1.4
REAL ESTATE				187,677	1.3
RETAILING				39,293	0.3
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT				42,174	0.3
SOFTWARE & SERVICES				160,298	1.2
TECHNOLOGY HARDWARE & EQUIPMENT				114,638	0.8
TELECOMMUNICATION SERVICES				215,843	1.5
TRANSPORTATION				124,459	0.9
UTILITIES				279,325	2.0
		TOTAL CORPORATE BONDS	(Cost $4,216,179)	4,394,685	31.7

GOVERNMENT BONDS
AGENCY SECURITIES				320,156	2.3
FOREIGN GOVERNMENT BONDS
$ 45,000,000		Kreditanstalt fuer Wiederaufbau	2.750%, 10/01/20	45,428	0.3
		Other		690,690	5.0
				736,118	5.3
MORTGAGE BACKED
148,274,261		Federal Home Loan Mortgage Corp (FHLMC)
		2.694%–6.089%, 10/15/33–10/15/48		157,795	1.1
56,947,320		Federal Home Loan Mortgage Corp Gold (FGLMC)	3.500%, 10/01/45	59,318	0.4
85,818,592		FGLMC	3.500%, 08/01/46	89,375	0.7
121,771,078	h	FGLMC	3.000%, 01/01/47	123,212	0.9
94,823,137		FGLMC	3.000%, 02/01/47	95,953	0.7
37,858,394		FGLMC	4.000%, 03/01/48	40,063	0.3
188,070,233	h	FGLMC	3.500%–8.000%, 10/01/20–11/01/48	199,399	1.4
66,110,442		Federal National Mortgage Association (FNMA)	3.000%, 12/25/45	67,336	0.5
43,683,682		FNMA	3.500%, 12/01/46	44,972	0.3
99,748,110		FNMA	3.500%, 01/01/47	102,522	0.8
124,644,254		FNMA	3.000%, 02/25/48	127,544	0.9
60,714,888		FNMA	4.500%, 03/01/48	65,253	0.5
171,769,259		FNMA	4.000%, 04/01/48	178,549	1.3
71,108,380	h	FNMA	3.000%, 11/01/48	71,848	0.5
42,269,786	h	FNMA	4.500%, 11/01/48	44,154	0.3
38,556,120		FNMA	4.000%, 12/01/48	39,865	0.3
62,798,783		FNMA	4.500%, 12/01/48	65,697	0.5

See notes to financial statements	College Retirement Equities Fund ■ 2019 Semiannual Report	57

Summary portfolio of investments (unaudited)	continued

CREF Bond Market Account  ■   June 30, 2019

Principal		Issuer		Value (000)	% of net assets
MORTGAGE BACKED—continued
$49,122,440	h	FNMA	3.500%, 06/01/49	$50,273	0.4%
665,281,204		FNMA	3.000%–9.000%, 07/01/24–06/01/49	683,138	4.9
108,256,340		Government National Mortgage Association (GNMA)	3.500%, 12/20/47	111,859	0.8
66,309,756		GNMA	3.500%, 01/20/48	68,510	0.5
163,617,603		GNMA	2.176%–6.500%, 10/15/33–03/20/49	156,693	1.1
				2,643,328	19.1
MUNICIPAL BONDS
39,400,000		Florida Hurricane Catastrophe Fund Finance Corp	2.995%, 07/01/20	39,656	0.3
		Other		658,108	4.8
				697,764	5.1
U.S. TREASURY SECURITIES
66,677,000		United States Treasury Bond	4.500%, 02/15/36	87,907	0.6
48,750,000		United States Treasury Bond	3.500%, 02/15/39	57,854	0.4
56,375,000		United States Treasury Bond	3.625%, 08/15/43	67,991	0.5
81,710,000		United States Treasury Bond	2.875%, 08/15/45	87,235	0.6
102,850,000		United States Treasury Bond	2.500%, 05/15/46	102,123	0.7
58,160,000		United States Treasury Bond	2.750%, 11/15/47	60,618	0.4
41,095,000		United States Treasury Bond	3.125%, 05/15/48	46,050	0.3
85,945,000		United States Treasury Bond	3.000%, 08/15/48	94,116	0.7
98,520,000		United States Treasury Bond	3.375%, 11/15/48	115,807	0.8
50,000,000		United States Treasury Note	0.750%, 07/15/19	49,972	0.4
61,725,000		United States Treasury Note	1.375%, 07/31/19	61,680	0.4
51,445,000		United States Treasury Note	2.375%, 04/30/20	51,594	0.4
76,920,000		United States Treasury Note	2.500%, 05/31/20	77,260	0.6
39,810,000		United States Treasury Note	2.625%, 08/31/20	40,132	0.3
52,345,000		United States Treasury Note	2.500%, 02/28/21	52,918	0.4
88,000,000		United States Treasury Note	2.250%, 03/31/21	88,667	0.6
68,550,000		United States Treasury Note	2.250%, 04/30/21	69,112	0.5
50,565,000		United States Treasury Note	2.625%, 05/15/21	51,333	0.4
120,834,000		United States Treasury Note	2.750%, 04/30/23	125,313	0.9
126,842,000		United States Treasury Note	2.750%, 05/31/23	131,643	1.0
98,915,000		United States Treasury Note	2.375%, 05/15/29	102,161	0.7
		Other		583,315	4.3
				2,204,801	15.9
		TOTAL GOVERNMENT BONDS	(Cost $6,420,109)	6,602,167	47.7

STRUCTURED ASSETS
ASSET BACKED
49,400,000		Verizon Owner Trust
		Series - 2018 A (Class A1A)	3.230%, 04/20/23	50,346	0.4
		Other		1,086,158	7.8
				1,136,504	8.2
OTHER MORTGAGE BACKED				1,363,513	9.8
		TOTAL STRUCTURED ASSETS	(Cost $2,476,825)	2,500,017	18.0
		TOTAL BONDS	(Cost $13,113,113)	13,496,869	97.4

58	2019 Semiannual Report ■ College Retirement Equities Fund	See notes to financial statements

Summary portfolio of investments (unaudited)	continued

CREF Bond Market Account  ■   June 30, 2019

Shares	Company		Value (000)	% of net assets
COMMON STOCKS
TELECOMMUNICATION SERVICES			$297	0.0%
	TOTAL COMMON STOCKS	(Cost $1,332)	297	0.0
PREFERRED STOCKS
BANKS			24,862	0.2
	TOTAL PREFERRED STOCKS	(Cost $49,941)	24,862	0.2

Principal	Issuer
SHORT-TERM INVESTMENTS
GOVERNMENT AGENCY DEBT
$50,000,000	Federal Agricultural Mortgage Corp (FAMC)	2.208%, 07/22/19	49,936	0.3
50,000,000	Federal Home Loan Bank (FHLB)	2.196%, 07/12/19	49,966	0.4
50,000,000	FHLB	2.203%, 07/26/19	49,924	0.3
	Other		24,460	0.2
			174,286	1.2
TREASURY DEBT
53,220,000	United States Treasury Bill	2.284%, 09/05/19	53,016	0.4
	Other		39,092	0.3
			92,108	0.7
	TOTAL SHORT-TERM INVESTMENTS	(Cost $266,174)	266,394	1.9

	TOTAL PORTFOLIO	(Cost $13,460,536)	13,817,788	99.7
	OTHER ASSETS & LIABILITIES, NET		39,081	0.3
	NET ASSETS		$13,856,869	100.0%

h	All or a portion of these securities were purchased on a delayed delivery basis.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

At 6/30/19, the aggregate value of securities exempt from registration under Rule 144(A) of the Securities Act of 1933 amounted to $2,359,138,748 or 17.0% of net assets. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers.

Cost amounts are in thousands.

For ease of presentation, a number of classification categories have been grouped together in the Summary portfolio of investments. Note that the Account uses more specific categories in following its investment limitations on investment concentrations.

See notes to financial statements	College Retirement Equities Fund ■ 2019 Semiannual Report	59

Summary portfolio of investments (unaudited)	continued

CREF Bond Market Account  ■   June 30, 2019

Forward foreign currency contracts outstanding as of June 30, 2019 were as follows (dollar amounts are in thousands) (see Note 3):

Currency to be purchased	Receive	Currency to be sold	Deliver	Counterparty	Settlement date	Unrealized appreciation (depreciation )
$	1,811	THB	55,655	Australia & New Zealand Banking Group	07/31/19	$(5)
$	7,272	AUD	10,387	Australia & New Zealand Banking Group	08/30/19	(35)
$	19,454	GBP	15,284	Australia & New Zealand Banking Group	08/30/19	(11)
EUR	243		$277	Australia & New Zealand Banking Group	09/30/19	2
Total						$(49)
$	2,364	ILS	8,473	Bank of America	07/31/19	$(15)
$	481	ZAR	6,891	Bank of America	07/31/19	(6)
Total						$(21)
$	10,495	KRW	12,100,279	Citibank N.A.	07/31/19	$30
$	2,357	PLN	8,815	Citibank N.A.	07/31/19	(6)
$	1,023	SGD	1,385	Citibank N.A.	07/31/19	(1)
$	9,994	CAD	13,087	Citibank N.A.	08/30/19	(12)
$	32,267	JPY	3,458,232	Citibank N.A.	08/30/19	45
$	3,029	NOK	25,632	Citibank N.A.	08/30/19	19
$	3,245	NZD	4,846	Citibank N.A.	08/30/19	(15)
$	1,633	SEK	15,051	Citibank N.A.	08/30/19	5
$	817	EUR	722	Citibank N.A.	09/30/19	(10)
Total						$55
$	92,492	EUR	81,646	Morgan Stanley	09/30/19	$(1,014)
Total						$(1,029)

Abbreviation(s):

AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
GBP	Pound Sterling
ILS	Israeli New Shekel
JPY	Japanese Yen
KRW	South Korean Won
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
ZAR	South African Rand

60	2019 Semiannual Report ■ College Retirement Equities Fund	See notes to financial statements

Summary portfolio of investments (unaudited)	concluded

CREF Bond Market Account  ■   June 30, 2019

Bilateral credit default swap contracts outstanding as of June 30, 2019 were as follows (notional amounts and values are in thousands) (see Note 3):

PURCHASED
Reference entity	Terms of payments to be paid	Terms of payments to be received	Counterparty	Maturity date	Notional amount	*	Value	Upfront premiums paid (received	)	Unrealized appreciation (depreciation	)
CDX-EMS31-V1-5Y Index	1.00%	Credit event as specified in contract	Citibank, N.A.	06/20/24	$20,000		$624	$627		$(3)

*	The maximum potential amount the Account could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs is defined under the terms of that particular swap agreement. This amount may be reduced by any recoverable assets, if applicable.

Centrally cleared credit default swap contracts outstanding as of June 30, 2019 were as follows (notional amounts and values are in thousands) (see Note 3):

PURCHASED
Reference entity	Terms of payments to be paid	Terms of payments to be received	Counterparty	Maturity date	Notional amount	*	Variation margin	Unrealized appreciation (depreciation	)
CDX-NAHYS32V1-5Y Index	5.000%	Credit event as specified in contract	Citigroup Global Markets Inc	06/20/24	$25,000		$(48)	$(281)

*	The maximum potential amount the Account could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs is defined under the terms of that particular swap agreement. This amount may be reduced by any recoverable assets, if applicable.

See notes to financial statements	College Retirement Equities Fund ■ 2019 Semiannual Report	61

Portfolio of investments (unaudited)

CREF Inflation-Linked Bond Account  ■  June 30, 2019

Principal		Issuer		Value (000)	% of net assets
GOVERNMENT BONDS
AGENCY SECURITIES
$4,287,500		Crowley Conro LLC	4.181%, 08/15/43	$4,737	0.1%
17,870,000		Montefiore Medical Center	2.895%, 04/20/32	18,494	0.3
3,500,000		Private Export Funding Corp (PEFCO)	2.300%, 09/15/20	3,511	0.1
3,000,000		PEFCO	3.250%, 06/15/25	3,187	0.0
4,605,263		Reliance Industries Ltd	2.444%, 01/15/26	4,653	0.1
3,500,000		Ukraine Government AID International Bonds	1.847%, 05/29/20	3,504	0.0
15,000,000		Ukraine Government AID International Bonds	1.471%, 09/29/21	14,882	0.2
				52,968	0.8
MORTGAGE BACKED
24,096,658		Government National Mortgage Association (GNMA)	3.600%, 09/15/31	25,465	0.4
11,888,792		GNMA	3.650%, 02/15/32	12,486	0.2
2,548,552		GNMA	3.380%, 07/15/35	2,671	0.0
3,261,022		GNMA	3.870%, 10/15/36	3,471	0.1
				44,093	0.7
U.S. TREASURY SECURITIES
58,371,175	k	United States Treasury Inflation Indexed Bonds	0.125%, 04/15/20	57,758	0.9
205,762,839	k	United States Treasury Inflation Indexed Bonds	1.250%, 07/15/20	207,084	3.1
258,057,920	k	United States Treasury Inflation Indexed Bonds	1.125%, 01/15/21	260,044	3.9
342,816,720	k	United States Treasury Inflation Indexed Bonds	0.125%, 04/15/21	339,610	5.1
306,989,712	k	United States Treasury Inflation Indexed Bonds	0.625%, 07/15/21	308,861	4.7
356,700,343	k	United States Treasury Inflation Indexed Bonds	0.125%, 01/15/22	354,437	5.4
277,886,345	k	United States Treasury Inflation Indexed Bonds	0.125%, 04/15/22	275,700	4.2
324,429,520	k	United States Treasury Inflation Indexed Bonds	0.125%, 07/15/22	323,446	4.9
330,972,070	k	United States Treasury Inflation Indexed Bonds	0.125%, 01/15/23	329,098	5.0
233,499,010	k	United States Treasury Inflation Indexed Bonds	0.625%, 04/15/23	236,248	3.6
235,501,695	k	United States Treasury Inflation Indexed Bonds	0.375%, 07/15/23	237,401	3.6
152,482,928	k	United States Treasury Inflation Indexed Bonds	0.625%, 01/15/24	155,139	2.3
153,478,590	k	United States Treasury Inflation Indexed Bonds	0.500%, 04/15/24	155,394	2.4
138,272,425	k	United States Treasury Inflation Indexed Bonds	0.125%, 07/15/24	138,034	2.1
175,834,620	k	United States Treasury Inflation Indexed Bonds	0.250%, 01/15/25	176,032	2.7
267,381,985	k	United States Treasury Inflation Indexed Bonds	2.375%, 01/15/25	298,769	4.5
116,361,360	k	United States Treasury Inflation Indexed Bonds	0.375%, 07/15/25	117,637	1.8
158,069,100	k	United States Treasury Inflation Indexed Bonds	0.625%, 01/15/26	161,865	2.4
213,469,839	k	United States Treasury Inflation Indexed Bonds	2.000%, 01/15/26	237,513	3.6
136,437,760	k	United States Treasury Inflation Indexed Bonds	0.125%, 07/15/26	135,518	2.1
222,650,060	k	United States Treasury Inflation Indexed Bonds	0.375%, 01/15/27	224,190	3.4
121,882,514	k	United States Treasury Inflation Indexed Bonds	2.375%, 01/15/27	140,787	2.1
120,639,750	k	United States Treasury Inflation Indexed Bonds	0.375%, 07/15/27	121,761	1.8
212,863,065	k	United States Treasury Inflation Indexed Bonds	0.500%, 01/15/28	216,350	3.3
210,260,764	k	United States Treasury Inflation Indexed Bonds	1.750%, 01/15/28	235,708	3.6
112,199,613	k	United States Treasury Inflation Indexed Bonds	3.625%, 04/15/28	144,024	2.2
111,965,700	k	United States Treasury Inflation Indexed Bonds	0.750%, 07/15/28	116,661	1.8
184,162,160	k	United States Treasury Inflation Indexed Bonds	0.875%, 01/15/29	193,869	2.9
140,306,895	k	United States Treasury Inflation Indexed Bonds	2.500%, 01/15/29	168,794	2.6
194,417,380	k	United States Treasury Inflation Indexed Bonds	3.875%, 04/15/29	260,259	3.9
25,190,375	k	United States Treasury Inflation Indexed Bonds	3.375%, 04/15/32	34,508	0.5
7,000,000		United States Treasury Note	2.125%, 05/31/26	7,112	0.1

62	2019 Semiannual Report ■ College Retirement Equities Fund	See notes to financial statements

Portfolio of investments (unaudited)	concluded

CREF Inflation-Linked Bond Account  ■  June 30, 2019

Principal		Issuer		Value (000)	% of net assets
U.S. TREASURY SECURITIES—continued
$25,000,000	h	United States Treasury Note	1.750%, 06/30/26	$24,996	0.4%
55,000,000		United States Treasury Note	2.375%, 05/15/29	56,805	0.9
				6,451,412	97.8
		TOTAL GOVERNMENT BONDS	(Cost $6,319,034)	6,548,473	99.3

SHORT-TERM INVESTMENTS
GOVERNMENT AGENCY DEBT
25,710,000		Federal Home Loan Bank (FHLB)	2.100%, 07/01/19	25,710	0.4
				25,710	0.4
TREASURY DEBT
25,000,000		United States Treasury Bill	2.057%, 08/29/19	24,914	0.4
				24,914	0.4
		TOTAL SHORT-TERM INVESTMENTS	(Cost $50,626)	50,624	0.8

		TOTAL PORTFOLIO	(Cost $6,369,660)	6,599,097	100.1
		OTHER ASSETS & LIABILITIES, NET		(3,809)	(0.1)
		NET ASSETS		$6,595,288	100.0%

h	All or a portion of these securities were purchased on a delayed delivery basis.
k	Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.

Cost amounts are in thousands.

See notes to financial statements	College Retirement Equities Fund ■ 2019 Semiannual Report	63

Summary portfolio of investments (unaudited)

CREF Social Choice Account  ■  June 30, 2019

Principal	Issuer		Value (000)	% of net assets
BANK LOAN OBLIGATIONS
COMMERCIAL & PROFESSIONAL SERVICES			$5,181	0.0%
ENERGY			3,845	0.0
MATERIALS			2,876	0.0
TECHNOLOGY HARDWARE & EQUIPMENT			8,397	0.1
UTILITIES			16,564	0.1
	TOTAL BANK LOAN OBLIGATIONS	(Cost $38,352)	36,863	0.2
BONDS
CORPORATE BONDS
AUTOMOBILES & COMPONENTS			26,462	0.2
BANKS			342,586	2.4
CAPITAL GOODS			54,388	0.4
COMMERCIAL & PROFESSIONAL SERVICES			20,353	0.1
CONSUMER DURABLES & APPAREL			14,563	0.1
CONSUMER SERVICES			98,263	0.7
DIVERSIFIED FINANCIALS			145,562	1.0
ENERGY			183,390	1.3
HEALTH CARE EQUIPMENT & SERVICES			47,683	0.3
HOUSEHOLD & PERSONAL PRODUCTS			2,983	0.0
INSURANCE			59,327	0.4
MATERIALS			143,681	1.0
MEDIA & ENTERTAINMENT			20,645	0.2
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			48,332	0.4
REAL ESTATE			76,282	0.5
RETAILING			18,712	0.1
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT			11,979	0.1
SOFTWARE & SERVICES			32,110	0.2
TECHNOLOGY HARDWARE & EQUIPMENT			24,504	0.2
TELECOMMUNICATION SERVICES			48,704	0.4
TRANSPORTATION			110,524	0.8
UTILITIES			522,508	3.7
	TOTAL CORPORATE BONDS	(Cost $1,971,323)	2,053,541	14.5

64	2019 Semiannual Report ■ College Retirement Equities Fund	See notes to financial statements

Summary portfolio of investments (unaudited)	continued

CREF Social Choice Account  ■  June 30, 2019

				Value	% of net
Principal		Issuer		(000)	assets
GOVERNMENT BONDS
AGENCY SECURITIES
$45,500,000		Iraq Government AID International Bond	2.149%, 01/18/22	$45,802	0.3%
166,171,125	j	Overseas Private Investment
		Corp (OPIC)	0.000%–3.938%, 09/30/19–07/31/33	175,149	1.3
		Other		257,794	1.8
				478,745	3.4
FOREIGN GOVERNMENT BONDS
46,500,000		International Finance Corp	1.546%, 11/04/21	45,965	0.3
41,500,000		International Finance Corp	2.125%, 04/07/26	41,907	0.3
		Other		407,146	2.9
				495,018	3.5
MORTGAGE BACKED
158,006,788		Federal Home Loan Mortgage
		Corp Gold (FGLMC)	3.000%–8.000%, 10/01/20–08/01/48	164,614	1.2
53,855,739		Federal National Mortgage Association (FNMA)	3.000%, 02/25/48	55,109	0.4
55,240,020		FNMA	4.000%, 04/01/48	57,420	0.4
324,017,810		FNMA	2.878%–8.000%, 07/01/24–06/01/49	334,956	2.3
40,525,648		Government National Mortgage Association (GNMA)	3.500%, 12/20/47	41,875	0.3
		Other		148,408	1.0
				802,382	5.6
MUNICIPAL BONDS
38,830,000		State of California	3.750%, 10/01/37	40,839	0.3
		Other		582,053	4.1
				622,892	4.4
U.S. TREASURY SECURITIES
66,090,000		United States Treasury Bond	2.875%, 11/15/46	70,636	0.5
73,526,000		United States Treasury Note	2.000%, 05/31/24	74,353	0.5
40,842,000		United States Treasury Note	2.500%, 02/28/26	42,455	0.3
59,726,000		United States Treasury Note	3.000%, 02/15/49	65,503	0.4
149,926,500		United States Treasury Note	1.375%–2.875%, 05/31/21–05/15/29	153,428	1.1
		Other		28,360	0.2
				434,735	3.0
		TOTAL GOVERNMENT BONDS	(Cost $2,743,797)	2,833,772	19.9

STRUCTURED ASSETS
ASSET BACKED				215,007	1.5
OTHER MORTGAGE BACKED				373,176	2.7
		TOTAL STRUCTURED ASSETS	(Cost $580,485)	588,183	4.2
		TOTAL BONDS	(Cost $5,295,605)	5,475,496	38.6

See notes to financial statements	College Retirement Equities Fund ■ 2019 Semiannual Report	65

Summary portfolio of investments (unaudited)	continued

CREF Social Choice Account  ■  June 30, 2019

Shares	Company	Value (000)	% of net assets
COMMON STOCKS
AUTOMOBILES & COMPONENTS		$113,275	0.8%
BANKS
897,709	Citigroup, Inc	62,867	0.5
294,577	PNC Financial Services Group, Inc	40,439	0.3
856,957	US Bancorp	44,905	0.3
	Other	457,269	3.2
		605,480	4.3
CAPITAL GOODS
245,325	3M Co	42,525	0.3
	Other	571,436	4.0
		613,961	4.3
COMMERCIAL & PROFESSIONAL SERVICES		131,632	0.9
CONSUMER DURABLES & APPAREL
534,975	Nike, Inc (Class B)	44,911	0.3
	Other	114,869	0.8
		159,780	1.1
CONSUMER SERVICES
600,224	Starbucks Corp	50,317	0.4
	Other	132,722	0.9
		183,039	1.3
DIVERSIFIED FINANCIALS
344,056	American Express Co	42,470	0.3
	Other	390,507	2.7
		432,977	3.0
ENERGY
710,754	ConocoPhillips	43,356	0.3
	Other	405,719	2.9
		449,075	3.2
FOOD & STAPLES RETAILING		72,112	0.5
FOOD, BEVERAGE & TOBACCO
1,370,634	Coca-Cola Co	69,793	0.5
582,413	Nestle S.A.	60,293	0.4
515,539	PepsiCo, Inc	67,602	0.5
	Other	138,351	1.0
		336,039	2.4
HEALTH CARE EQUIPMENT & SERVICES
258,894	UnitedHealth Group, Inc	63,172	0.4
	Other	319,791	2.3
		382,963	2.7

66	2019 Semiannual Report ■ College Retirement Equities Fund	See notes to financial statements

Summary portfolio of investments (unaudited)	continued

CREF Social Choice Account  ■  June 30, 2019

Shares		Company	Value (000)	% of net assets
HOUSEHOLD & PERSONAL PRODUCTS
775,835		Procter & Gamble Co	$85,070	0.6%
		Other	128,889	0.9
			213,959	1.5
INSURANCE
276,581		Chubb Ltd	40,738	0.3
		Other	355,805	2.5
			396,543	2.8
MATERIALS
206,281		Ecolab, Inc	40,728	0.3
258,238		Linde plc	51,854	0.3
		Other	298,035	2.1
			390,617	2.7
MEDIA & ENTERTAINMENT
73,737	*	Alphabet, Inc (Class A)	79,843	0.6
75,180	*	Alphabet, Inc (Class C)	81,263	0.6
548,141	*	Facebook, Inc	105,791	0.7
		Other	176,202	1.2
			443,099	3.1
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
243,201		Amgen, Inc	44,817	0.3
414,541		Eli Lilly & Co	45,927	0.3
876,871		Merck & Co, Inc	73,526	0.5
143,519		Roche Holding AG.	40,356	0.3
		Other	451,959	3.2
			656,585	4.6
REAL ESTATE
222,184		American Tower Corp	45,425	0.3
		Other	283,741	2.0
			329,166	2.3
RETAILING
63,230	*	Amazon.com, Inc	119,734	0.8
23,668	*	Booking Holdings, Inc	44,371	0.3
347,819		Home Depot, Inc	72,336	0.5
		Other	248,762	1.8
			485,203	3.4
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
1,230,183		Intel Corp	58,889	0.4
441,272		Texas Instruments, Inc	50,640	0.4
		Other	102,704	0.7
			212,233	1.5
SOFTWARE & SERVICES
289,061		Accenture plc	53,410	0.4
181,643	*	Adobe, Inc	53,521	0.4
403,627		International Business Machines Corp	55,660	0.4

See notes to financial statements	College Retirement Equities Fund ■ 2019 Semiannual Report	67

Summary portfolio of investments (unaudited)	continued

CREF Social Choice Account  ■  June 30, 2019

Shares		Company		Value (000)	% of net assets
SOFTWARE & SERVICES—continued
1,709,786		Microsoft Corp		$229,043	1.6%
320,788	*	salesforce.com, Inc		48,673	0.3
		Other		291,349	2.0
				731,656	5.1
TECHNOLOGY HARDWARE & EQUIPMENT
1,005,988		Apple, Inc		199,105	1.4
1,372,895		Cisco Systems, Inc		75,139	0.5
		Other		164,827	1.2
				439,071	3.1
TELECOMMUNICATION SERVICES
1,333,711		Verizon Communications, Inc		76,195	0.6
		Other		129,979	0.9
				206,174	1.5
TRANSPORTATION				201,155	1.4
UTILITIES
737,766		Southern Co		40,784	0.3
		Other		266,001	1.9
				306,785	2.2
		TOTAL COMMON STOCKS	(Cost $6,909,508)	8,492,579	59.7
PREFERRED STOCKS
BANKS				27,131	0.2
		TOTAL PREFERRED STOCKS	(Cost $38,865)	27,131	0.2
RIGHTS / WARRANTS
ENERGY				378	0.0
TRANSPORTATION				65	0.0
		TOTAL RIGHTS / WARRANTS	(Cost $480)	443	0.0

Principal		Issuer
SHORT-TERM INVESTMENTS
GOVERNMENT AGENCY DEBT				27,050	0.2

Shares		Company
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES
85,211,345	c	State Street Navigator Securities Lending Government Money Market Portfolio		85,211	0.6
				85,211	0.6
		TOTAL SHORT-TERM INVESTMENTS	(Cost $112,261)	112,261	0.8

		TOTAL PORTFOLIO	(Cost $12,395,071)	14,144,773	99.5
		OTHER ASSETS & LIABILITIES, NET		73,606	0.5
		NET ASSETS		$14,218,379	100.0%

68	2019 Semiannual Report ■ College Retirement Equities Fund	See notes to financial statements

Summary portfolio of investments (unaudited)	concluded

CREF Social Choice Account  ■  June 30, 2019

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
j	Zero coupon

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

At 6/30/19, the aggregate value of securities on loan is $114,141,958. See Note 5 in the Notes to financial statements for additional information about securities lending collateral.

At 6/30/19, the aggregate value of securities exempt from registration under Rule 144(A) of the Securities Act of 1933 amounted to $1,296,539,648 or 9.1% of net assets. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers.

Cost amounts are in thousands.

For ease of presentation, a number of classification categories have been grouped together in the Summary portfolio of investments. Note that the Account uses more specific categories in following its investment limitations on investment concentrations.

Forward foreign currency contracts outstanding as of June 30, 2019 were as follows (dollar amounts are in thousands) (see Note 3):

Currency to be purchased	Receive	Currency to be sold	Deliver	Counterparty	Settlement date	Unrealized appreciation (depreciation	)
	$2,852	EUR	2,490	Australia & New Zealand Banking Group	09/30/19	$(0)	^
	$4,582	EUR	4,000	Australia & New Zealand Banking Group	09/30/19	1
Total						$ 1
^	Amount represents less than $1,000.

Abbreviation(s):

EUR  Euro

See notes to financial statements	College Retirement Equities Fund ■ 2019 Semiannual Report	69

Summary portfolio of investments (unaudited)

CREF Money Market Account  ■  June 30, 2019

Principal	Issuer		Value (000)	% of net assets
SHORT-TERM INVESTMENTS
GOVERNMENT AGENCY DEBT
$85,000,000	Federal Farm Credit Bank (FFCB)	0.010%, 08/05/19	$84,805	0.9%
707,382,000	FFCB	0.010%, 07/09/19–11/27/19	705,010	7.1
110,000,000	Federal Home Loan Bank (FHLB)	0.010%, 07/08/19	109,949	1.1
93,565,000	FHLB	0.010%, 07/09/19	93,516	0.9
98,730,000	FHLB	0.010%, 07/10/19	98,671	1.0
82,020,000	FHLB	0.010%, 07/12/19	81,960	0.8
125,245,000	FHLB	0.010%, 07/16/19	125,120	1.3
134,068,000	FHLB	0.010%, 07/17/19	133,926	1.3
168,500,000	FHLB	0.010%, 07/19/19	168,302	1.7
124,360,000	FHLB	0.010%, 07/22/19	124,186	1.3
80,000,000	FHLB	0.010%, 07/23/19	79,883	0.8
118,463,000	FHLB	0.010%, 07/24/19	118,289	1.2
137,790,000	FHLB	0.010%, 07/26/19	137,565	1.4
84,313,000	FHLB	0.010%, 07/31/19	84,150	0.8
106,890,000	FHLB	0.010%, 08/02/19	106,663	1.1
186,955,000	FHLB	0.010%, 08/09/19	186,489	1.9
111,800,000	FHLB	0.010%, 08/14/19	111,488	1.1
72,050,000	FHLB	0.010%, 08/15/19	71,842	0.7
155,128,000	FHLB	0.010%, 08/16/19	154,682	1.6
152,976,000	FHLB	0.010%, 08/23/19	152,456	1.5
80,500,000	FHLB	0.010%, 09/11/19	80,147	0.8
137,174,000	FHLB	0.010%, 09/13/19	136,557	1.4
88,500,000	FHLB	0.010%, 09/18/19	88,077	0.9
145,475,000	FHLB	0.010%, 09/20/19	144,771	1.5
125,955,000	FHLB	0.010%, 09/23/19	125,312	1.3
83,000,000	FHLB	0.010%, 09/30/19	82,552	0.8
776,476,000	FHLB	0.010%, 07/01/19–10/03/19	774,126	7.8
90,000,000	Federal Home Loan Mortgage Corp (FHLMC)	0.010%, 07/03/19	89,988	0.9
87,385,000	FHLMC	0.010%, 10/03/19	86,842	0.9
100,000,000	FHLMC	0.010%, 10/17/19	99,298	1.0
105,000,000	FHLMC	0.010%, 11/04/19	104,163	1.0
475,572,000	FHLMC	0.010%, 07/08/19–11/19/19	472,764	4.8
207,910,000	Federal National Mortgage Association (FNMA)	0.010%, 07/01/19	207,910	2.1
88,475,000	FNMA	0.010%, 07/23/19	88,349	0.9
75,000,000	FNMA	0.010%, 07/24/19	74,886	0.8
533,036,000	FNMA	0.010%, 07/03/19–09/25/19	532,140	5.4
	Other		48,290	0.5
			6,165,124	62.3
TREASURY DEBT
120,000,000	United States Treasury Bill	0.010%, 07/02/19	119,992	1.2
150,000,000	United States Treasury Bill	0.010%, 07/11/19	149,902	1.5
141,495,000	United States Treasury Bill	0.010%, 07/18/19	141,337	1.4
70,000,000	United States Treasury Bill	0.010%, 07/25/19	69,890	0.7
100,000,000	United States Treasury Bill	0.010%, 07/30/19	99,814	1.0
137,575,000	United States Treasury Bill	0.010%, 08/01/19	137,296	1.4
75,000,000	United States Treasury Bill	0.010%, 08/06/19	74,830	0.8
75,600,000	United States Treasury Bill	0.010%, 09/05/19	75,292	0.8
140,000,000	United States Treasury Bill	0.010%, 09/19/19	139,316	1.4

70	2019 Semiannual Report ■ College Retirement Equities Fund	See notes to financial statements

Summary portfolio of investments (unaudited)	concluded

CREF Money Market Account  ■  June 30, 2019

				Value	% of net
Principal		Issuer		(000)	assets
TREASURY DEBT—continued
$98,385,000		United States Treasury Bill	0.010%, 10/10/19	$97,716	1.0%
92,900,000		United States Treasury Bill	0.010%, 10/24/19	92,230	0.9
116,940,000		United States Treasury Bill	0.010%, 11/07/19	115,915	1.2
319,665,000		United States Treasury Bill	0.010%, 07/05/19–12/12/19	318,347	3.2
96,825,000		United States Treasury Note	1.000%, 11/15/19	96,270	1.0
155,000,000		United States Treasury Note	0.750–1.000%, 07/15/19–10/15/19	154,621	1.5
				1,882,768	19.0
VARIABLE RATE SECURITIES
478,500,000	i	Federal Agricultural Mortgage Corp (FAMC), LIBOR 3 M – 0.200%–FRED – 2.950%	2.379%–2.550%, 07/01/19–12/21/20	478,500	4.9
80,000,000	i	Federal Farm Credit Bank (FFCB), FRED – 2.980%	2.520%, 02/20/20	79,998	0.8
625,700,000	i	FFCB, US Treasury Bill 3 M + 0.045%–FRED – 2.870%	2.141%–2.630%, 08/16/19–01/19/21	625,646	6.4
130,300,000	i	Federal Home Loan Bank (FHLB), US Treasury Bill 3 M + 0.070%–SOFR + 0.060%	2.201%–2.480%, 07/12/19–09/28/20	130,302	1.3
$80,900,000	i	Federal Home Loan Mortgage Corp (FHLMC), LIBOR 1 M – 0.100%	2.312%, 08/08/19	80,900	0.8
100,000,000	i	United States Treasury Floating Rate Note, US Treasury Bill 3 M + 0.048%	2.144%, 10/31/19	100,010	1.0
157,000,000	i	United States Treasury Floating Rate Note, US Treasury Bill 3 M + 0.033%	2.129%, 04/30/20	157,008	1.6
100,000,000	i	United States Treasury Floating Rate Note, US Treasury Bill 3 M + 0.045%	2.141%, 10/31/20	99,931	1.0
		Other		131,000	1.3
				1,883,295	19.1
		TOTAL SHORT-TERM INVESTMENTS	(Cost $9,931,187)	9,931,187	100.4

		TOTAL PORTFOLIO	(Cost $9,931,187)	9,931,187	100.4
		OTHER ASSETS & LIABILITIES, NET		(39,386)	(0.4)
		NET ASSETS		$9,891,801	100.0%

Abbreviation(s):
FRED	Federal Bank Prime Loan Rate
LIBOR	London Interbank Offered Rate
M	Month
SOFR	Secure Overnight Financing Rate

i	Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

Cost amounts are in thousands.

For ease of presentation, a number of classification categories have been grouped together in the Summary portfolio of investments. Note that the Account uses more specific categories in following its investment limitations on investment concentrations.

See notes to financial statements	College Retirement Equities Fund ■ 2019 Semiannual Report	71

Statements of assets and liabilities (unaudited)

College Retirement Equities Fund  ■  June 30, 2019

	(amounts in thousands, except accumulation unit value)	Stock Account	Global Equities Account	Growth Account	Equity Index Account	Bond Market Account	Inflation-Linked Bond Account	Social Choice Account	Money Market Account
	ASSETS
	Portfolio investments, at value*†	$117,824,101	$20,733,424	$27,428,492	$19,329,950	$13,817,788	$6,599,097	$14,144,773	$9,931,187
	Total portfolio investments, at value	$117,824,101	$20,733,424	$27,428,492	$19,329,950	$13,817,788	$6,599,097	$14,144,773	$9,931,187
	Cash**§#	13,942	8,102	68	782	126,277	177	27,517	94
	Cash - foreign^	41,981	9,959	—	—	37	—	1,458	—
	Dividends and interest receivable	185,778	35,791	14,952	16,910	78,466	21,511	55,519	5,870
	Receivable from securities transactions	2,659,114	119,838	1,041,704	171,867	13,416	—	101,182	—
	Receivable for delayed delivery securities	2,037	—	—	—	200,312	—	30,570	—
	Unrealized appreciation on forward foreign currency contracts	349	—	—	—	101	—	1	—
	Due from affiliates	—	—	—	—	1,067	—	—	227
	Receivable for variation margin on open futures contracts	6,519	3,519	—	—	—	—	—	—
	Swap premiums paid	—	—	—	—	627	—	—	—
Other		14,479	2,265	2,424	1,869	1,828	1,300	2,069	1,647
Total assets		120,748,300	20,912,898	28,487,640	19,521,378	14,239,919	6,622,085	14,363,089	9,939,025
LIABILITIES
	Investment management fees payable	4,703	550	274	195	239	120	453	180
	Service agreement fees payable	3,228	425	741	482	116	166	—	393
	Payable for collateral for securities loaned	1,909,423	235,902	186,676	135,491	—	—	85,211	—
	Payable for securities transactions	2,534,868	118,490	1,151,260	150,785	20,523	—	18,798	45,000
	Payable for delayed delivery securities	865	—	—	—	359,227	24,926	36,324	—
	Due to affiliates	135,996	2,655	8,322	2,291	6	285	2,264	—
	Payable for variation margin on futures contracts	—	—	—	133	—	—	—	—
	Payable for variation margin on centrally cleared swap contracts	—	—	—	—	48	—	—	—
	Written options ◊	5,921	195	—	—	—	—	—	—
	Unrealized depreciation on swap agreements	—	—	—	—	3	—	—	—
	Payable for trustee compensation	10,436	2,079	2,199	1,852	1,750	1,300	1,660	1,647
	Unrealized depreciation on forward foreign currency contracts	780	—	—	—	1,130	—	—	—
Other		551	49	—	—	8	—	—	4
	Total liabilities	4,606,771	360,345	1,349,472	291,229	383,050	26,797	144,710	47,224
NET ASSETS		$116,141,529	$20,552,553	$27,138,168	$19,230,149	$13,856,869	$6,595,288	$14,218,379	$9,891,801
CLASS R1 (Accumulation):	Net assets	$14,156,763	$3,562,349	$5,049,440	$3,763,324	$2,140,369	$999,072	$2,303,538	$1,913,098
	Units outstanding	27,729	19,392	23,154	15,442	16,623	13,957	9,146	73,402
	Unit value	$510.54	$183.70	$218.08	$243.71	$128.76	$71.58	$251.86	$26.06
CLASS R2 (Accumulation):	Net assets	34,537,719	6,888,797	9,135,271	6,531,548	4,789,757	2,102,902	4,960,285	2,918,522
	Units outstanding	66,965	37,121	41,467	26,530	36,823	29,083	19,495	111,061
	Unit value	$515.76	$185.58	$220.30	$246.20	$130.08	$72.31	$254.43	$26.28
CLASS R3 (Accumulation):	Net assets	56,397,829	9,726,628	12,476,108	8,498,793	6,638,954	3,308,283	6,574,526	4,926,406
	Units outstanding	109,003	52,247	56,451	34,411	50,878	45,608	25,758	186,925
	Unit value	$517.39	$186.17	$221.01	$246.98	$130.49	$72.54	$255.24	$26.36
ANNUITY:	Net assets	$11,049,218	$374,779	$477,349	$436,484	$287,789	$185,031	$380,030	$133,775
	* Includes securities loaned of	$2,120,588	$315,678	$258,230	$173,921	$—	$—	$114,142	$—
	** Includes cash collateral for securities loaned of	$18,854	$10,762	$—	$—	$—	$—	$—	$—
	§ Includes cash collateral for open swap contracts of	$—	$—	$—	$—	$1,891	$—	$—	$—
	# Includes cash collateral for mortgage dollar rolls of	$—	$—	$—	$—	$95,000	$—	$27,501	$—
	† Portfolio investments; unaffiliated issuers cost	$107,057,738	$18,976,057	$21,241,845	$8,545,450	$13,460,536	$6,369,660	$12,395,071	$9,931,187
	^ Foreign cash, cost	$41,995	$9,962	$—	$—	$37	$—	$1,458	$—
	◊ Written options premiums	$4,200	$245	$—	$—	$—	$—	$—	$—

72	2019 Semiannual Report ■ College Retirement Equities Fund	See notes to financial statements	See notes to financial statements	College Retirement Equities Fund ■ 2019 Semiannual Report	73

Statements of operations (unaudited)

College Retirement Equities Fund  ■  For the period ended June 30, 2019

(amounts in thousands)	Stock Account	Global Equities Account	Growth Account	Equity Index Account	Bond Market Account	Inflation-Linked Bond Account	Social Choice Account	Money Market Account
INVESTMENT INCOME
Dividends:
Unaffiliated issuers*	$1,334,552	$255,610	$127,677	$183,505	$—	$—	$106,029	$—
Affiliated issuers	1,083	—	—	—	—	—	—	—
Income from securities lending	16,691	3,137	2,492	1,174	—	—	1,260	—
Interest	9,013	3,072	1,145	767	217,640	86,454	93,065	118,451
Other	—	—	—	—	1,201	—	1,285	—
Total income	1,361,339	261,819	131,314	185,446	218,841	86,454	201,639	118,451
EXPENSES
Investment management fees	61,220	5,531	4,660	1,273	4,049	633	2,676	1,274
Administrative – Class R1	20,969	5,289	7,380	5,533	3,156	1,470	3,392	2,834
Administrative – Class R2	29,055	5,788	7,597	5,443	3,993	1,773	4,120	2,526
Administrative – Class R3	47,827	7,152	9,030	6,257	4,869	2,474	4,865	3,646
Distribution fees – Class R1	10,030	2,527	3,522	2,645	1,507	703	1,620	1,354
Distribution fees – Class R2	13,277	2,644	3,465	2,485	1,824	810	1,880	1,156
Distribution fees – Class R3	18,011	2,693	3,397	2,355	1,833	932	1,831	1,374
Mortality and expense risk charges	2,814	497	648	461	333	160	340	244
Total expenses	203,203	32,121	39,699	26,452	21,564	8,955	20,724	14,408
Plus: Recovery of expenses previously withheld by TIAA	—	—	—	—	—	—	—	3,817
Net expenses	203,203	32,121	39,699	26,452	21,564	8,955	20,724	18,225
Net investment income (loss)	1,158,136	229,698	91,615	158,994	197,277	77,499	180,915	100,226
NET REALIZED AND UNREALIZED GAIN (LOSS) ON TOTAL INVESTMENTS
Realized gain (loss):
Portfolio investments:
Unaffiliated issuers†	3,064,075	459,153	1,780,245	418,184	26,648	(3,099)	375,133	—
Affiliated issuers	(37,174)	—	—	—	—	—	—	—
Forward foreign currency contracts	171	—	—	—	2,313	—	(14)	—
Futures contracts	16,629	14,927	—	14,408	—	(832)	—	—
Purchased options	16,699	—	—	—	—	—	—	—
Written options	(15,805)	(734)	—	—	—	—	—	—
Swap contracts	—	—	—	—	(405)	—	—	—
Foreign currency transactions	(2,968)	(2,546)	(431)	—	26	—	89	—
Net realized gain (loss) on total investments	3,041,627	470,800	1,779,814	432,592	28,582	(3,931)	375,208	—
Change in unrealized appreciation (depreciation) on:
Portfolio investments:
Unaffiliated issuers‡	13,332,634	2,360,337	3,143,719	2,489,614	607,259	238,163	1,067,653	—
Affiliated issuers	99,127	—	—	—	—	—	—	—
Forward foreign currency contracts	(828)	—	—	—	(612)	—	1	—
Futures contracts	25,734	11,878	—	(2,662)	—	285	—	—
Purchased options	10,261	—	—	—	—	—	—	—
Written options	(2,182)	51	—	—	—	—	—	—
Swap contracts	—	—	—	—	(284)	—	—	—
Translation of assets (other than portfolio investments) and liabilities denominated in foreign currencies	429	93	(50)	—	69	—	53	—
Net change in unrealized appreciation (depreciation) on total investments	13,465,175	2,372,359	3,143,669	2,486,952	606,432	238,448	1,067,707	—
Net realized and unrealized gain (loss) on total investments	16,506,802	2,843,159	4,923,483	2,919,544	635,014	234,517	1,442,915	—
Net increase (decrease) in net assets from operations	$17,664,938	$3,072,857	$5,015,098	$3,078,538	$832,291	$312,016	$1,623,830	$100,226
* Net of foreign withholding taxes of unaffiliated issuers	$69,703	$16,969	$1,512	$24	$33	$—	$5,703	$—
† Includes net realized gain (loss) from securities sold to affiliates of	$252,402	$126,453	$236,773	$50,316	$(99)	$—	$4,565	$—
‡ Includes net change in unrealized foreign capital gains taxes of	$885	$—	$—	$—	$(3)	$—	$—	$—

74	2019 Semiannual Report ■ College Retirement Equities Fund	See notes to financial statements	See notes to financial statements	College Retirement Equities Fund ■ 2019 Semiannual Report	75

Statements of changes in net assets

College Retirement Equities Fund  ■  For the period or year ended

		Stock Account		Global Equities Account		Growth Account
(amounts in thousands except accumulation units)		June 30, 2019	December 31, 2018	June 30, 2019	December 31, 2018	June 30, 2019	December 31, 2018
		(unaudited )		(unaudited )		(unaudited )
OPERATIONS
Net investment income (loss)		$1,158,136	$2,149,178	$229,698	$356,325	$91,615	$214,224
Net realized gain (loss) on total investments		3,041,627	12,157,082	470,800	1,756,021	1,779,814	3,389,933
Net change in unrealized appreciation (depreciation) on total investments		13,465,175	(25,345,715)	2,372,359	(4,706,729)	3,143,669	(4,097,867)
Net increase (decrease) in net assets from operations		17,664,938	(11,039,455)	3,072,857	(2,594,383)	5,015,098	(493,710)
FROM PARTICIPANT TRANSACTIONS
Premiums and contributions:	Class R1	212,010	503,440	100,898	332,518	122,161	328,870
	Class R2	433,150	1,080,613	117,025	441,149	128,931	378,005
	Class R3	724,450	1,780,589	232,419	869,721	234,841	644,534
Net transfers between CREF Accounts	Class R1	(70,615)	(519,523)	(3,023)	7,063	(32,135)	(150,821)
	Class R2	(121,475)	(928,765)	23,342	131,993	(59,788)	(187,671)
	Class R3	(215,354)	167,910	3,773	459,837	(62,551)	116,893
Withdrawals and death benefits	Class R1	(776,507)	(1,811,834)	(219,587)	(411,738)	(279,315)	(609,583)
	Class R2	(1,888,307)	(4,170,883)	(384,703)	(731,937)	(477,495)	(974,735)
	Class R3	(2,957,741)	(6,681,747)	(584,429)	(1,024,120)	(655,524)	(1,361,909)
Annuity payments:		(698,769)	(1,438,858)	(19,882)	(40,478)	(23,269)	(43,694)
Net increase (decrease) from participant transactions		(5,359,158)	(12,019,058)	(734,167)	34,008	(1,104,144)	(1,860,111)
Net increase (decrease) in net assets		12,305,780	(23,058,513)	2,338,690	(2,560,375)	3,910,954	(2,353,821)
NET ASSETS
Beginning of period		103,835,749	126,894,262	18,213,863	20,774,238	23,227,214	25,581,035
End of period		$116,141,529	$103,835,749	$20,552,553	$18,213,863	$27,138,168	$23,227,214
ACCUMULATION UNITS:
Units purchased:	Class R1	433,966	1,034,071	578,315	1,861,332	597,895	1,666,487
	Class R2	882,780	2,196,235	661,095	2,434,695	622,840	1,899,333
	Class R3	1,353,613	3,253,935	1,269,368	4,692,659	1,091,702	3,113,703
Units sold / transferred:	Class R1	(1,739,957)	(4,786,952)	(1,260,615)	(2,271,931)	(1,514,111)	(3,897,846)
	Class R2	(4,087,915)	(10,368,888)	(2,034,888)	(3,337,694)	(2,587,851)	(5,870,818)
	Class R3	(6,389,536)	(13,178,771)	(3,231,176)	(3,153,669)	(3,472,274)	(6,287,298)
Outstanding:
Beginning of period		213,244,997	235,095,367	112,777,995	112,552,603	126,334,300	135,710,739
End of period		203,697,948	213,244,997	108,760,094	112,777,995	121,072,501	126,334,300

76	2019 Semiannual Report ■ College Retirement Equities Fund	See notes to financial statements	See notes to financial statements	College Retirement Equities Fund ■ 2019 Semiannual Report	77

Statements of changes in net assets	continued

College Retirement Equities Fund ■ For the period or year ended

		Equity Index Account		Bond Market Account		Inflation-Linked Bond Account
(amounts in thousands except accumulation units)		June 30, 2019	December 31, 2018	June 30, 2019	December 31, 2018	June 30, 2019	December 31, 2018
		(unaudited )		(unaudited )		(unaudited )
OPERATIONS
Net investment income (loss)		$158,994	$325,996	$197,277	$381,913	$77,499	$180,501
Net realized gain (loss) on total investments		432,592	1,111,443	28,582	(105,956)	(3,931)	6,580
Net change in unrealized appreciation (depreciation) on total investments		2,486,952	(2,349,356)	606,432	(317,410)	238,448	(222,604)
Net increase (decrease) in net assets from operations		3,078,538	(911,917)	832,291	(41,453)	312,016	(35,523)
FROM PARTICIPANT TRANSACTIONS
Premiums and contributions:	Class R1	84,852	200,197	67,171	136,171	39,946	67,815
	Class R2	123,965	271,121	125,855	291,918	69,182	154,399
	Class R3	162,299	349,033	221,809	449,478	120,591	260,514
Net transfers between CREF Accounts	Class R1	(10,619)	(133,292)	39,185	13,932	13,527	3,421
	Class R2	(13,817)	(138,318)	96,828	94,759	39,411	64,477
	Class R3	(7,030)	(20,287)	101,932	255,450	54,974	149,050
Withdrawals and death benefits	Class R1	(219,750)	(485,194)	(140,303)	(299,729)	(64,144)	(141,219)
	Class R2	(353,333)	(807,336)	(287,550)	(622,902)	(133,185)	(275,659)
	Class R3	(424,360)	(983,535)	(407,482)	(869,297)	(190,988)	(431,600)
Annuity payments:		(22,151)	(43,024)	(14,122)	(27,803)	(9,257)	(19,015)
Net increase (decrease) from participant transactions		(679,944)	(1,790,635)	(196,677)	(578,023)	(59,943)	(167,817)
Net increase (decrease) in net assets		2,398,594	(2,702,552)	635,614	(619,476)	252,073	(203,340)
NET ASSETS
Beginning of period		16,831,555	19,534,107	13,221,255	13,840,731	6,343,215	6,546,555
End of period		$19,230,149	$16,831,555	$13,856,869	$13,221,255	$6,595,288	$6,343,215
ACCUMULATION UNITS:
Units purchased:	Class R1	366,479	891,750	539,407	1,137,926	569,096	993,482
	Class R2	530,753	1,198,508	1,000,639	2,420,078	983,429	2,243,650
	Class R3	656,548	1,463,674	1,706,978	3,559,308	1,621,599	3,673,498
Units sold / transferred:	Class R1	(996,784)	(2,763,741)	(815,562)	(2,391,872)	(728,936)	(2,019,198)
	Class R2	(1,577,103)	(4,166,875)	(1,527,962)	(4,379,958)	(1,333,913)	(3,067,963)
	Class R3	(1,855,002)	(4,398,867)	(2,437,848)	(5,070,279)	(1,907,570)	(4,069,349)
Outstanding:
Beginning of period		79,257,167	87,032,718	105,857,860	110,582,657	89,444,564	91,690,444
End of period		76,382,058	79,257,167	104,323,512	105,857,860	88,648,269	89,444,564

78	2019 Semiannual Report ■ College Retirement Equities Fund	See notes to financial statements	See notes to financial statements	College Retirement Equities Fund ■ 2019 Semiannual Report	79

Statements of changes in net assets	concluded

College Retirement Equities Fund ■ For the period or year ended

		Social Choice Account		Money Market Account
(amounts in thousands except accumulation units)		June 30, 2019	December 31, 2018	June 30, 2019	December 31, 2018
		(unaudited )		(unaudited )
OPERATIONS
Net investment income (loss)		$180,915	$333,616	$100,226	$126,401
Net realized gain (loss) on total investments		375,208	1,080,875	—	(5)
Net change in unrealized appreciation (depreciation) on total investments		1,067,707	(1,994,529)	—	—
Net increase (decrease) in net assets from operations		1,623,830	(580,038)	100,226	126,396
FROM PARTICIPANT TRANSACTIONS
Premiums and contributions:	Class R1	55,853	117,086	359,535	749,850
	Class R2	114,697	214,761	342,239	843,285
	Class R3	169,618	303,754	694,245	1,560,336
Net transfers between CREF Accounts	Class R1	765	(71,016)	10,554	21,896
	Class R2	36,721	(98,505)	45,485	219,439
	Class R3	37,535	59,266	92,375	482,808
Withdrawals and death benefits	Class R1	(120,203)	(268,792)	(337,201)	(767,215)
	Class R2	(232,254)	(521,801)	(470,601)	(967,447)
	Class R3	(307,917)	(692,272)	(836,027)	(1,716,480)
Annuity payments:		(18,633)	(36,758)	(7,403)	(14,918)
Net increase (decrease) from participant transactions		(263,818)	(994,277)	(106,799)	411,554
Net increase (decrease) in net assets		1,360,012	(1,574,315)	(6,573)	537,950
NET ASSETS
Beginning of period		12,858,367	14,432,682	9,898,374	9,360,424
End of period		$14,218,379	$12,858,367	$9,891,801	$9,898,374
ACCUMULATION UNITS:
Units purchased:	Class R1	232,083	499,348	13,843,850	29,165,709
	Class R2	470,746	906,825	13,097,680	32,681,140
	Class R3	666,713	1,186,592	26,326,135	60,106,404
Units sold / transferred:	Class R1	(496,259)	(1,449,236)	(12,583,345)	(29,000,184)
	Class R2	(805,601)	(2,618,815)	(16,273,232)	(29,017,834)
	Class R3	(1,110,605)	(2,666,460)	(28,402,144)	(47,738,385)
Outstanding:
Beginning of period		55,443,059	59,584,805	375,379,256	359,182,406
End of period		54,400,136	55,443,059	371,388,200	375,379,256

80	2019 Semiannual Report ■ College Retirement Equities Fund	See notes to financial statements	See notes to financial statements	College Retirement Equities Fund ■ 2019 Semiannual Report	81

Financial highlights

College Retirement Equities Fund

			Selected per accumulation unit data											Ratios and supplemental data
			Gain (loss) from investment operations
									Net realized					Ratios to average net assets						Accumulation
	For the period or year ended		Investment income	[a]	Expenses	[a]	Net investment income (loss	)[a]	& unrealized gain (loss on total investments )	Net change in accumulation unit value	Accumulation unit value beginning of period	Accumulation unit value end of period	Total return [b]	Gross expenses		Net investment income (loss	)	Portfolio turnover rate		units outstanding end of period (in millions	)	Accumulation fund net assets (in millions	)[i]
STOCK ACCOUNT
Class R1:	6/30/19	#	$5.846		$1.369		$4.477		$70.212	$74.689	$435.849	$510.538	17.13%[c]	0.57%[d]		1.85%[d]		34%[c]		28		$14,157
	12/31/18		10.238		2.573		7.665		(55.323)	(47.658)	483.507	435.849	(9.86)	0.53		1.57		55		29		12,655
	12/31/17		8.937		2.869		6.068		84.379	90.447	393.060	483.507	23.01	0.65		1.38		48		33		15,853
	12/31/16		8.586		2.727		5.859		25.797	31.656	361.404	393.060	8.76	0.74		1.59		56		36		14,174
	12/31/15	[h]	8.076		2.108		5.968		(9.995)	(4.027)	365.431	361.404	(1.10)	0.57		1.60		52		39		14,153
	12/31/14		7.897		1.620		6.277		15.744	22.021	343.410	365.431	6.41	0.46		1.77		58		306		111,823
Class R2:	6/30/19	#	5.903		0.896		5.007		70.880	75.887	439.868	515.755	17.24 [c]	0.37	[d]	2.05	[d]	34	[c]	67		34,538
	12/31/18		10.327		1.687		8.640		(55.847)	(47.207)	487.075	439.868	(9.69)	0.34		1.75		55		70		30,866
	12/31/17		8.990		1.736		7.254		84.893	92.147	394.928	487.075	23.33	0.39		1.64		48		78		38,159
	12/31/16		8.610		1.724		6.886		25.913	32.799	362.129	394.928	9.06	0.47		1.87		56		86		33,996
	12/31/15	[g]	5.699		1.215		4.484		(30.621)	(26.137)	388.266	362.129	(6.73)[c]	0.48	[d]	1.75	[d]	52		94		33,974
Class R3:	6/30/19	#	5.924		0.771		5.153		71.089	76.242	441.152	517.394	17.27 [c]	0.32	[d]	2.10	[d]	34	[c]	109		56,398
	12/31/18		10.352		1.485		8.867		(56.010)	(47.143)	488.295	441.152	(9.65)	0.30		1.79		55		114		50,309
	12/31/17		9.010		1.395		7.615		85.073	92.688	395.607	488.295	23.43	0.32		1.72		48		124		60,531
	12/31/16		8.619		1.346		7.273		25.956	33.229	362.378	395.607	9.17	0.36		1.97		56		136		53,821
	12/31/15	[g]	5.698		0.960		4.738		(30.626)	(25.888)	388.266	362.378	(6.67)[c]	0.38	[d]	1.85	[d]	52		148		53,614

GLOBAL EQUITIES ACCOUNT
Class R1:	6/30/19	#	2.294		0.447		1.847		24.729	26.576	157.127	183.703	16.91 [c]	0.51	[d]	2.12	[d]	43	[c]	19		3,562
	12/31/18		3.712		0.948		2.764		(25.325)	(22.561)	179.688	157.127	(12.56)	0.53		1.54		77		20		3,154
	12/31/17		3.346		1.117		2.229		32.997	35.226	144.462	179.688	24.38	0.69		1.38		36		20		3,681
	12/31/16		3.218		1.027		2.191		4.314	6.505	137.957	144.462	4.72	0.75		1.60		78		22		3,230
	12/31/15	[h]	3.077		0.823		2.254		(3.090)	(0.836)	138.793	137.957	(0.60)	0.58		1.59		49		24		3,312
	12/31/14		3.394		0.623		2.771		2.779	5.550	133.243	138.793	4.17	0.46		2.04		59		136		18,808
Class R2:	6/30/19	#	2.318		0.277		2.041		24.964	27.005	158.571	185.576	17.02 [c]	0.31	[d]	2.32	[d]	43	[c]	37		6,889
	12/31/18		3.746		0.624		3.122		(25.558)	(22.436)	181.007	158.571	(12.40)	0.35		1.73		77		38		6,104
	12/31/17		3.365		0.700		2.665		33.198	35.863	145.144	181.007	24.71	0.43		1.64		36		39		7,131
	12/31/16		3.228		0.655		2.573		4.341	6.914	138.230	145.144	5.00	0.48		1.87		78		43		6,224
	12/31/15	[g]	2.030		0.468		1.562		(11.301)	(9.739)	147.969	138.230	(6.58)[c]	0.48	[d]	1.60	[d]	49		47		6,435
Class R3:	6/30/19	#	2.324		0.231		2.093		25.038	27.131	159.035	186.166	17.05 [c]	0.26	[d]	2.37	[d]	43	[c]	52		9,727
	12/31/18		3.747		0.547		3.200		(25.626)	(22.426)	181.461	159.035	(12.36)	0.30		1.77		77		54		8,621
	12/31/17		3.372		0.574		2.798		33.270	36.068	145.393	181.461	24.81	0.35		1.71		36		53		9,558
	12/31/16		3.232		0.514		2.718		4.350	7.068	138.325	145.393	5.11	0.37		1.98		78		57		8,324
	12/31/15	[g]	2.030		0.370		1.660		(11.304)	(9.644)	147.969	138.325	(6.52)[c]	0.38	[d]	1.70	[d]	49		62		8,527

82	2019 Semiannual Report ■ College Retirement Equities Fund	See notes to financial statements	See notes to financial statements	College Retirement Equities Fund ■ 2019 Semiannual Report	83

Financial highlights	continued

College Retirement Equities Fund

			Selected per accumulation unit data											Ratios and supplemental data
			Gain (loss) from investment operations
									Net realized					Ratios to average net assets						Accumulation
	For the period or year ended		Investment income	[a]	Expenses	[a]	Net investment income (loss	)[a]	& unrealized gain (loss on total investments )	Net change in accumulation unit value	Accumulation unit value beginning of period	Accumulation unit value end of period	Total return [b]	Gross expenses		Net investment income (loss	)	Portfolio turnover rate		units outstanding end of period (in millions	)	Accumulation fund net assets (in millions	)[i]
GROWTH ACCOUNT
Class R1:	6/30/19	#	$1.033		$0.503		$0.530		$38.446	$38.976	$179.102	$218.078	21.76%[c]	0.49%[d]		0.52%[d]		51%[c]		23		$5,049
	12/31/18		2.166		0.914		1.252		(6.193)	(4.941)	184.043	179.102	(2.69)	0.46		0.63		62		24		4,311
	12/31/17		1.818		0.977		0.841		43.121	43.962	140.081	184.043	31.38	0.60		0.52		48		26		4,841
	12/31/16		1.782		0.902		0.880		2.577	3.457	136.624	140.081	2.53	0.67		0.65		64		28		3,941
	12/31/15	[h]	1.663		0.683		0.980		6.976	7.956	128.668	136.624	6.19	0.51		0.73		47		31		4,174
	12/31/14		1.501		0.482		1.019		14.445	15.464	113.204	128.668	13.66	0.41		0.86		57		164		21,048
Class R2:	6/30/19	#	1.042		0.303		0.739		38.813	39.552	180.750	220.302	21.88 [c]	0.29	[d]	0.72	[d]	51	[c]	41		9,135
	12/31/18		2.186		0.555		1.631		(6.277)	(4.646)	185.396	180.750	(2.51)	0.28		0.82		62		43		7,850
	12/31/17		1.830		0.556		1.274		43.379	44.653	140.743	185.396	31.73	0.34		0.78		48		47		8,788
	12/31/16		1.788		0.534		1.254		2.593	3.847	136.896	140.743	2.81	0.39		0.93		64		51		7,172
	12/31/15	[g]	1.117		0.380		0.737		(1.993)	(1.256)	138.152	136.896	(0.91)[c]	0.41	[d]	0.79	[d]	47		55		7,594
Class R3:	6/30/19	#	1.046		0.249		0.797		38.928	39.725	181.281	221.006	21.91 [c]	0.24	[d]	0.77	[d]	51	[c]	56		12,476
	12/31/18		2.193		0.471		1.722		(6.301)	(4.579)	185.860	181.281	(2.46)	0.24		0.86		62		59		10,665
	12/31/17		1.834		0.429		1.405		43.471	44.876	140.984	185.860	31.83	0.26		0.86		48		62		11,524
	12/31/16		1.790		0.395		1.395		2.599	3.994	136.990	140.984	2.92	0.29		1.03		64		67		9,424
	12/31/15	[g]	1.117		0.287		0.830		(1.992)	(1.162)	138.152	136.990	(0.84)[c]	0.31	[d]	0.89	[d]	47		73		10,027
EQUITY INDEX ACCOUNT
Class R1:	6/30/19	#	2.307		0.541		1.766		36.123	37.889	205.823	243.712	18.41 [c]	0.47	[d]	1.54	[d]	1	[c]	15		3,763
	12/31/18		4.426		0.992		3.434		(15.616)	(12.182)	218.005	205.823	(5.59)	0.44		1.52		3		16		3,308
	12/31/17		3.836		1.126		2.710		34.271	36.981	181.024	218.005	20.43	0.57		1.37		4		18		3,912
	12/31/16		3.648		1.044		2.604		16.892	19.496	161.528	181.024	12.07	0.63		1.56		4		19		3,501
	12/31/15	[h]	3.254		0.765		2.489		(2.523)	(0.034)	161.562	161.528	(0.02)	0.47		1.52		5		20		3,260
	12/31/14		2.937		0.558		2.379		15.145	17.524	144.038	161.562	12.17	0.37		1.58		4		104		16,841
Class R2:	6/30/19	#	2.331		0.315		2.016		36.465	38.481	207.717	246.198	18.53 [c]	0.27	[d]	1.74	[d]	1	[c]	27		6,532
	12/31/18		4.465		0.581		3.884		(15.774)	(11.890)	219.607	207.717	(5.41)	0.26		1.71		3		28		5,728
	12/31/17		3.859		0.612		3.247		34.480	37.727	181.880	219.607	20.74	0.31		1.63		4		31		6,708
	12/31/16		3.662		0.591		3.071		16.959	20.030	161.850	181.880	12.38	0.35		1.84		4		33		6,035
	12/31/15	[g]	2.443		0.414		2.029		(8.184)	(6.155)	168.005	161.850	(3.66)[c]	0.37	[d]	1.81	[d]	5		35		5,667
Class R3:	6/30/19	#	2.342		0.256		2.086		36.570	38.656	208.324	246.980	18.56 [c]	0.22	[d]	1.79	[d]	1	[c]	34		8,499
	12/31/18		4.479		0.486		3.993		(15.823)	(11.830)	220.154	208.324	(5.37)	0.21		1.75		3		36		7,418
	12/31/17		3.869		0.458		3.411		34.551	37.962	182.192	220.154	20.84	0.23		1.71		4		39		8,486
	12/31/16		3.667		0.419		3.248		16.983	20.231	161.961	182.192	12.49	0.25		1.94		4		42		7,570
	12/31/15	[g]	2.443		0.302		2.141		(8.185)	(6.044)	168.005	161.961	(3.60)[c]	0.27	[d]	1.90	[d]	5		44		7,061

84	2019 Semiannual Report ■ College Retirement Equities Fund	See notes to financial statements	See notes to financial statements	College Retirement Equities Fund ■ 2019 Semiannual Report	85

Financial highlights	continued

College Retirement Equities Fund

			Selected per accumulation unit data											Ratios and supplemental data
			Gain (loss) from investment operations
									Net realized					Ratios to average net assets						Portfolio		Accumulation
	For the period or year ended		Investment income	[a]	Expenses	[a]	Net investment income (loss	)[a]	& unrealized gain (loss) on total investments	Net change in accumulation unit value	Accumulation unit value beginning of period	Accumulation unit value end of period	Total return [b]	Gross expenses		Net investment income (loss	)	Portfolio turnover rate		turnover rate excluding mortgage dollar rolls		units outstanding end of period (in millions	)	Accumulation fund net assets (in millions	)[i]
BOND MARKET ACCOUNT
Class R1:	6/30/19	#	$2.027		$0.320		$1.707		$5.888	$7.595	$121.168	$128.763	6.27%[c]	0.52%[d]		2.77%[d]		43%[c]		35%[c]		17		$2,140
	12/31/18		3.829		0.620		3.209		(3.713)	(0.504)	121.672	121.168	(0.41)	0.52		2.68		106		91		17		2,048
	12/31/17		3.517		0.764		2.753		1.670	4.423	117.249	121.672	3.77	0.64		2.30		140		96		18		2,209
	12/31/16		3.430		0.827		2.603		0.897	3.500	113.749	117.249	3.08	0.70		2.21		240		131		19		2,175
	12/31/15	[h]	3.015		0.637		2.378		(2.100)	0.278	113.471	113.749	0.25	0.56		2.07		293		123		19		2,149
	12/31/14		2.665		0.494		2.171		3.764	5.935	107.536	113.471	5.52	0.44		1.95		290		89		117		13,254
Class R2:	6/30/19	#	2.047		0.199		1.848		5.946	7.794	122.282	130.076	6.37 [c]	0.32	[d]	2.97	[d]	43	[c]	35	[c]	37		4,790
	12/31/18		3.861		0.402		3.459		(3.741)	(0.282)	122.564	122.282	(0.23)	0.33		2.87		106		91		37		4,567
	12/31/17		3.539		0.453		3.086		1.676	4.762	117.802	122.564	4.04	0.38		2.56		140		96		39		4,818
	12/31/16		3.442		0.506		2.936		0.892	3.828	113.974	117.802	3.36	0.43		2.48		240		131		40		4,672
	12/31/15	[g]	2.181		0.369		1.812		(3.573)	(1.761)	115.735	113.974	(1.52)[c]	0.47	[d]	2.31	[d]	293		123		40		4,599
Class R3:	6/30/19	#	2.053		0.167		1.886		5.964	7.850	122.638	130.488	6.40 [c]	0.27	[d]	3.02	[d]	43	[c]	35	[c]	51		6,639
	12/31/18		3.872		0.352		3.520		(3.753)	(0.233)	122.871	122.638	(0.19)	0.29		2.91		106		91		52		6,329
	12/31/17		3.546		0.360		3.186		1.681	4.867	118.004	122.871	4.12	0.30		2.63		140		96		53		6,527
	12/31/16		3.446		0.385		3.061		0.891	3.952	114.052	118.004	3.47	0.32		2.58		240		131		54		6,370
	12/31/15	[g]	2.182		0.292		1.890		(3.573)	(1.683)	115.735	114.052	(1.45)[c]	0.37	[d]	2.41	[d]	293		123		55		6,237
INFLATION-LINKED BOND ACCOUNT
Class R1:	6/30/19	#	0.931		0.165		0.766		2.546	3.312	68.267	71.579	4.85 [c]	0.48	[d]	2.21	[d]	10	[c]	10	[c]	14		999
	12/31/18		2.105		0.307		1.798		(2.292)	(0.494)	68.761	68.267	(0.72)	0.45		2.63		21		21		14		964
	12/31/17		1.731		0.395		1.336		(0.315)	1.021	67.740	68.761	1.51	0.58		1.95		18		18		15		1,041
	12/31/16		1.465		0.433		1.032		1.474	2.506	65.234	67.740	3.84	0.64		1.52		23		23		16		1,107
	12/31/15	[h]	(0.930)		0.324		(1.254)		(0.034)	(1.288)	66.522	65.234	(1.94)	0.48		(1.87)		6		6		17		1,127
	12/31/14		1.573		0.257		1.316		0.824	2.140	64.382	66.522	3.32	0.39		1.97		9		9		107		7,143
Class R2:	6/30/19	#	0.945		0.097		0.848		2.565	3.413	68.895	72.308	4.95 [c]	0.28	[d]	2.43	[d]	10	[c]	10	[c]	29		2,103
	12/31/18		2.122		0.182		1.940		(2.310)	(0.370)	69.265	68.895	(0.53)	0.26		2.82		21		21		29		2,028
	12/31/17		1.743		0.218		1.525		(0.319)	1.206	68.059	69.265	1.77	0.32		2.22		18		18		30		2,096
	12/31/16		1.471		0.249		1.222		1.475	2.697	65.362	68.059	4.13	0.37		1.80		23		23		31		2,123
	12/31/15	[g]	1.272		0.185		1.087		(3.973)	(2.886)	68.248	65.362	(4.23)[c]	0.41	[d]	2.38	[d]	6		6		32		2,118
Class R3:	6/30/19	#	0.951		0.080		0.871		2.571	3.442	69.095	72.537	4.98 [c]	0.23	[d]	2.49	[d]	10	[c]	10	[c]	46		3,308
	12/31/18		2.125		0.154		1.971		(2.313)	(0.342)	69.437	69.095	(0.49)	0.22		2.86		21		21		46		3,171
	12/31/17		1.746		0.165		1.581		(0.320)	1.261	68.176	69.437	1.85	0.24		2.29		18		18		46		3,214
	12/31/16		1.480		0.179		1.301		1.468	2.769	65.407	68.176	4.23	0.26		1.91		23		23		48		3,271
	12/31/15	[g]	1.274		0.140		1.134		(3.975)	(2.841)	68.248	65.407	(4.16)[c]	0.31	[d]	2.48	[d]	6		6		49		3,222

86	2019 Semiannual Report ■ College Retirement Equities Fund	See notes to financial statements	See notes to financial statements	College Retirement Equities Fund ■ 2019 Semiannual Report	87

Financial highlights	continued

College Retirement Equities Fund

			Selected per accumulation unit data											Ratios and supplemental data
			Gain (loss) from investment operations
									Net realized					Ratios to average net assets						Portfolio		Accumulation
	For the period or year ended		Investment income	[a]	Expenses	[a]	Net investment income (loss	)[a]	& unrealized gain (loss) on total investments	Net change in accumulation unit value	Accumulation unit value beginning of period	Accumulation unit value end of period	Total return [b]	Gross expenses		Net investment income (loss	)	Portfolio turnover rate		turnover rate excluding mortgage dollar rolls		units outstanding end of period (in millions	)	Accumulation fund net assets (in millions	)[i]
SOCIAL CHOICE ACCOUNT
Class R1:	6/30/19#		$3.541		$0.594		$2.947		$25.282	$28.229	$223.635	$251.864	12.62%[c]	0.50%[d]		2.46%[d]		25%[c]		24%[c]		9		$2,304
	12/31/18		6.291		1.102		5.189		(15.749)	(10.560)	234.195	223.635	(4.51)	0.47		2.21		52		47		9		2,104
	12/31/17		5.627		1.327		4.300		24.249	28.549	205.646	234.195	13.88	0.60		1.95		53		37		10		2,426
	12/31/16		5.437		1.336		4.101		9.343	13.444	192.202	205.646	7.00	0.68		2.07		93		50		11		2,287
	12/31/15	[h]	4.618		1.017		3.601		(5.795)	(2.194)	194.396	192.202	(1.13)	0.52		1.83		115		57		12		2,290
	12/31/14		4.446		0.773		3.673		8.760	12.433	181.963	194.396	6.83	0.41		1.95		120		52		72		14,017
Class R2:	6/30/19	#	3.577		0.360		3.217		25.523	28.740	225.691	254.431	12.74 [c]	0.30	[d]	2.66	[d]	25	[c]	24	[c]	19		4,960
	12/31/18		6.344		0.673		5.671		(15.895)	(10.224)	235.915	225.691	(4.33)	0.28		2.39		52		47		20		4,476
	12/31/17		5.661		0.757		4.904		24.394	29.298	206.617	235.915	14.18	0.34		2.21		53		37		22		5,082
	12/31/16		5.456		0.799		4.657		9.377	14.034	192.583	206.617	7.29	0.40		2.35		93		50		23		4,784
	12/31/15	[g]	3.229		0.560		2.669		(11.025)	(8.356)	200.939	192.583	(4.16)[c]	0.42	[d]	1.99	[d]	115		57		25		4,750
Class R3:	6/30/19	#	3.588		0.298		3.290		25.599	28.889	226.349	255.238	12.76 [c]	0.25	[d]	2.72	[d]	25	[c]	24	[c]	26		6,575
	12/31/18		6.361		0.576		5.785		(15.940)	(10.155)	236.504	226.349	(4.29)	0.24		2.43		52		47		26		5,931
	12/31/17		5.673		0.586		5.087		24.445	29.532	206.972	236.504	14.27	0.26		2.29		53		37		28		6,547
	12/31/16		5.461		0.594		4.867		9.391	14.258	192.714	206.972	7.40	0.30		2.45		93		50		29		6,078
	12/31/15	[g]	3.230		0.427		2.803		(11.028)	(8.225)	200.939	192.714	(4.09)[c]	0.32	[d]	2.09	[d]	115		57		31		5,984

88	2019 Semiannual Report ■ College Retirement Equities Fund	See notes to financial statements	See notes to financial statements	College Retirement Equities Fund ■ 2019 Semiannual Report	89

Financial highlights	concluded

College Retirement Equities Fund

			Selected per accumulation unit data												Ratios and supplemental data
			Gain (loss) from investment operations
									Net realized						Ratios to average net assets						Accumulation
	For the period or year ended		Investment income	[a]	Expenses	[a]	Net investment income (loss	)[a]	& unrealized gain (loss) on total investments	Net change in accumulation unit value	Accumulation unit value beginning of period	Accumulation unit value end of period	Total return	[b]	Gross expenses		Expenses net of TIAA withholding		Net investment income (loss	)	units outstanding end of period (in millions	)	Accumulation fund net assets (in millions	)[i]
MONEY MARKET ACCOUNT
Class R1:	6/30/19	#	$0.312		$0.115		$0.197		$0.000	$0.197	$25.866	$26.063	0.76%[c]		0.48%[d]		0.90%[d]		1.53%[d]		73		$1,913
	12/31/18		0.474		0.206		0.268		0.002	0.270	25.596	25.866	1.05		0.45		0.80		1.04		72		1,866
	12/31/17		0.227		0.165		0.062		0.000	0.062	25.534	25.596	0.25		0.57		0.64		0.32		72		1,842
	12/31/16		0.111		0.111		0.000		0.000	0.000	25.534	25.534	0.00		0.64		0.43		0.00		84		2,145
	12/31/15	[h]	0.036		0.036		0.000		0.000	0.000	25.534	25.534	0.00		0.50		0.14		0.00		87		2,225
	12/31/14		0.029		0.029		0.000		0.000	0.000	25.534	25.534	0.00		0.39		0.11		0.00		441		11,261
Class R2:	6/30/19	#	0.315		0.037		0.278		0.000	0.278	26.000	26.278	1.07	[c]	0.28	[d]	0.28	[d]	2.15	[d]	111		2,919
	12/31/18		0.476		0.138		0.338		0.000	0.338	25.662	26.000	1.32		0.27		0.53		1.31		114		2,970
	12/31/17		0.227		0.116		0.111		0.002	0.113	25.549	25.662	0.44		0.31		0.45		0.58		111		2,838
	12/31/16		0.111		0.096		0.015		0.000	0.015	25.534	25.549	0.06		0.36		0.37		0.08		129		3,306
	12/31/15	[g]	0.030		0.030		0.000		0.000	0.000	25.534	25.534	0.00	[c]	0.40	[d]	0.17	[d]	0.00	[d]	137		3,507
Class R3:	6/30/19	#	0.316		0.030		0.286		0.000	0.286	26.069	26.355	1.10	[c]	0.23	[d]	0.23	[d]	2.20	[d]	187		4,926
	12/31/18		0.477		0.103		0.374		0.000	0.374	25.695	26.069	1.46		0.23		0.40		1.45		189		4,927
	12/31/17		0.228		0.102		0.126		0.002	0.128	25.567	25.695	0.50		0.23		0.40		0.66		177		4,539
	12/31/16		0.111		0.078		0.033		0.000	0.033	25.534	25.567	0.13		0.26		0.30		0.17		205		5,231
	12/31/15	[g]	0.030		0.030		0.000		0.000	0.000	25.534	25.534	0.00	[c]	0.30	[d]	0.17	[d]	0.00	[d]	215		5,499

#	Unaudited
[a]	Based on average units outstanding.
[b]	Based on per accumulation unit data.
[c]	The percentages shown for this period are not annualized.
[d]	The percentages shown for this period are annualized.
[g]	Classes R2 and R3 commenced operations on April 24, 2015.
[h]	Prior to April 24, 2015, CREF offered only one class of units, which became Class R1 on that date.
[i]	Does not include annuity net assets.

90	2019 Semiannual Report ■ College Retirement Equities Fund	See notes to financial statements	See notes to financial statements	College Retirement Equities Fund ■ 2019 Semiannual Report	91

Notes to financial statements (unaudited)

College Retirement Equities Fund

Note 1—organization and significant accounting policies

The purpose of the College Retirement Equities Fund (“CREF”), as stated in its charter, is to aid and strengthen non-profit educational and research organizations, governmental entities, and other non-profit institutions by providing their employees with variable retirement benefits. CREF is registered with the U.S. Securities and Exchange Commission (“Commission”) under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. It consists of eight investment portfolios: the Stock, Global Equities, Growth, Equity Index, Bond Market, Inflation-Linked Bond, Social Choice and Money Market Accounts (individually referred to as the “Account” or collectively referred to as the “Accounts”).

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. The Accounts are investment companies and follow the accounting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946, Financial Services—Investment Companies. The Accumulation Unit Value (“AUV”) for financial reporting purposes may differ from the AUV for processing transactions. The AUV for financial reporting purposes includes security and participant transactions through the date of the report. Total return is computed based on the AUV used for processing transactions. The following is a summary of the significant accounting policies consistently followed by the Accounts.

Security valuation: For all Accounts (other than the Money Market Account), investments in securities are recorded at their estimated fair value as described in the valuation of investments note to the financial statements. Investments held by the Money Market Account are recorded at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter accreting or amortizing any discount or premium to its face value at a constant rate until maturity.

Accumulation and Annuity Funds: The Accumulation Fund represents the net assets attributable to participants in the accumulation phase of their investment. The Annuity Fund represents the net assets attributable to the participants currently receiving annuity payments. The net increase or decrease in net assets from investment operations is apportioned between the funds based upon their relative daily net asset values. Annuitants bear the mortality risk under their contracts. Initial annuity payments are calculated based on the value of a participant’s accumulation on the last valuation day before the annuity start date, the income option chosen, an assumed annual investment return, and expense and mortality assumptions. Annuity payments vary after the initial payment based on investment performance, Account expenses, and mortality experience. Death benefits are paid to beneficiaries if the annuitant dies during the accumulation period, or during the annuity period while payments are still due for the remainder of a guaranteed period.

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Investments and investment income: Securities transactions are accounted for as of the trade date for financial reporting purposes. Interest income is recorded as earned and includes accretion of discounts and amortization of premiums using the effective yield method. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as possible after the Accounts determine the existence of a dividend declaration after exercising reasonable due diligence. Realized gains and losses on securities transactions are based upon the specific identification method. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain. The Accounts estimate the components of distributions received that may be considered return of capital distributions or capital gain distributions.

Income, expenses, realized gains and losses and unrealized appreciation and depreciation of an Account are allocated on a pro rata basis to each class, except for administrative service fees and distribution fees, which are unique to each class of each Account. Most expenses of CREF can be directly attributed to an Account or class. Expenses that cannot be directly attributed are allocated based upon the average net assets of each Account or class.

Foreign currency transactions and translation: Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day using exchange rates obtained from an independent third party. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is reflected as a component of security gains and losses.

Income taxes: CREF is taxed as a life insurance company under Subchapter L of the Internal Revenue Code. CREF should incur no federal income tax liability. Under the rules of taxation applicable to life insurance companies, CREF’s Accumulation and Annuity Funds for participants will generally be treated as life insurance reserves; therefore, any increase in such reserves will be deductible. CREF files income tax returns in U.S. federal and applicable state jurisdictions. CREF’s federal income tax return is generally subject to examination for a period of three fiscal years after being filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed the Accounts’ tax positions taken for all open income tax years and has concluded that no provision for income tax is required in the Accounts’ financial statements.

Foreign taxes: The Accounts may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Accounts will accrue such taxes and recoveries as applicable, based upon the current interpretation of tax rules and regulations that exist in the markets in which the Accounts invest.

Trustee compensation: The Accounts pay the members of the Board of Trustees (“Board”), all of whom are independent, certain remuneration for their services, plus

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Notes to financial statements (unaudited)

travel and other expenses. Trustees may elect to participate in a deferred compensation plan and defer all or a portion of their compensation. In addition, trustees participate in a long-term compensation plan. Amounts deferred are retained by the Accounts until paid. Amounts payable to the trustees for compensation are included separately in the accompanying Statements of Assets and Liabilities. Trustees’ fees, including any deferred and long-term compensation incurred, are reflected in the Statements of Operations.

New rule issuances: In October 2016, the Commission issued Final Rule Release No. 33-10233, Investment Company Liquidity Risk Management Programs. This final rule requires accounts to establish a liquidity risk management program and enhances disclosures regarding accounts’ liquidity. The requirements of this final rule have been implemented and did not have a material impact on the Accounts’ financial statements and various filings.

Note 2—valuation of investments

Portfolio investments are valued at fair value utilizing various valuation methods approved by the Board. U.S. GAAP establishes a hierarchy that prioritizes market inputs to valuation methods. The three levels of inputs are:

•	Level 1 –	quoted prices in active markets for identical securities
•	Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.)
•	Level 3 –	significant unobservable inputs (including the Accounts’ own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized as Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A description of the valuation techniques applied to the Accounts’ major categories of assets and liabilities measured at fair value follows:

Exchange-traded equity securities, common and preferred stock: Equity securities listed or traded on a national market or exchange are valued based on their sale price at the official close of business of such market or exchange on the valuation date, or if there is no official close of business, the latest sale price, or at the mean of the latest available bid and asked prices if no sale is reported. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Foreign equity securities are valued at the last sale price or official closing price reported on the exchange where

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traded and converted to U.S. dollars at the prevailing rates of exchange on the date of valuation. For events affecting the value of foreign securities between the time when the exchange on which they are traded closes and the time when the Accounts’ net assets are calculated, such securities will be valued at fair value in accordance with procedures adopted by the Board. Foreign securities are generally categorized as Level 2 of the fair value hierarchy.

Debt securities: Debt securities, including equity-linked notes, will generally be valued using prices provided by a pricing service that may employ various indications of value including but not limited to broker-dealer quotations. Certain debt securities, other than money market instruments, are valued based on the most recent bid price or the equivalent quoted yield for such securities (or those of comparable maturity, quality and type). Debt securities are generally categorized as Level 2 of the fair value hierarchy; in instances where prices, yields or any other key inputs are unobservable, they are categorized as Level 3 of the hierarchy.

The Money Market Account: The Money Market Account’s portfolio securities are valued on an amortized cost basis. Money Market investments are generally categorized as Level 2 of the fair value hierarchy.

Investments in registered investment companies: These investments are valued at their net asset value on the valuation date. These investments are categorized as Level 1 of the fair value hierarchy.

Futures contracts: Stock and bond index futures contracts, which are traded on commodity exchanges, are valued at the last sale price as of the close of such commodity exchanges and are categorized as Level 1 of the fair value hierarchy.

Options: Purchased and written options traded over the counter and listed on a national market or exchange are valued at the last sale price as of the close of such exchange or at the mean of the closing bid and asked prices if no sale is reported. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Credit default swap contracts: Credit default swap contracts are marked-to-market daily based upon a price supplied by a pricing service. Credit default swaps are generally categorized as Level 2 in the fair value hierarchy.

Forward foreign currency contracts: Forward foreign currency contracts are valued using the prevailing forward exchange rate and are categorized as Level 2 of the fair value hierarchy.

Any portfolio security for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued at fair value, as determined in good faith using procedures approved by the Board. To the extent the inputs are observable and timely, the values would be categorized as Level 2 of the fair value hierarchy; otherwise they would be categorized as Level 3.

As of June 30, 2019, 100% of the value of investments in the Inflation-Linked Bond Account and Money Market Account were valued based on Level 2 inputs.

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Notes to financial statements (unaudited)

The following table summarizes the market value of the Accounts’ investments as of June 30, 2019, based on the inputs used to value them (dollar amounts are in thousands):

Account	Level 1	Level 2	Level 3	Total
Stock
Equity investments:
Communication services	$7,671,688	$2,162,054	$175	$9,833,917
Consumer discretionary	8,769,236	3,565,745	2	12,334,983
Consumer staples	5,124,399	3,068,853	5,535	8,198,787
Energy	4,138,208	1,962,608	671	6,101,487
Financials	10,851,153	6,404,635	3,029	17,258,817
Health care	11,154,263	2,910,259	126	14,064,648
Industrials	8,443,661	4,347,739	1,327	12,792,727
Information technology	17,474,322	3,195,315	194	20,669,831
Materials	2,702,751	2,777,628	223	5,480,602
Real estate	2,825,832	1,638,247	9,985	4,474,064
Utilities	2,202,879	1,058,033	—	3,260,912
Government bonds	—	300	—	300
Short-term investments	—	3,337,232	—	3,337,232
Purchased options**	15,794	—	—	15,794
Written options**	(5,921)	—	—	(5,921)
Futures contracts**	6,514	—	—	6,514
Forward foreign currency contracts**	—	(431)	—	(431)
Total	$81,374,779	$36,428,217	$21,267	$117,824,263
Global Equities
Equity investments:
Asia	$236,164	$1,816,209	$13	$2,052,386
Australasia	—	369,800	—	369,800
Europe	83,874	2,989,321	—	3,073,195
Latin America	47,302	288,880	—	336,182
North America	11,263,157	580,657	—	11,843,814
All other equity investments*	237,664	2,291,559	166	2,529,389
Short-term investments	—	528,658	—	528,658
Written options**	(195)	—	—	(195)
Futures contracts**	3,517	—	—	3,517
Total	$11,871,483	$8,865,084	$179	$20,736,746
Growth
Equity investments:
Communication services	$3,833,678	$198,205	$—	$4,031,883
Consumer discretionary	3,901,677	348,889	—	4,250,566
Consumer staples	1,130,941	122,021	—	1,252,962
Health care	3,221,844	376,023	—	3,597,867
Industrials	1,978,302	350,737	—	2,329,039
Information technology	9,330,919	178,778	—	9,509,697
All other equity investments*	1,963,700	—	—	1,963,700
Short-term investments	186,676	306,102	—	492,778
Total	$25,547,737	$1,880,755	$—	$27,428,492

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Account	Level 1	Level 2	Level 3	Total
Equity Index
Equity investments:
Consumer discretionary	$1,993,700	$—	$—	$1,993,700
Consumer staples	1,225,869	—	—	1,225,869
Financials	2,583,949	6	—	2,583,955
Health care	2,664,781	3	3	2,664,787
Materials	570,074	—	56	570,130
All other equity investments*	10,052,062	—	—	10,052,062
Short-term investments	135,491	103,956	—	239,447
Futures contracts**	(135)	—	—	(135)
Total	$19,225,791	$103,965	$59	$19,329,815
Bond Market
Bank loan obligations	$—	$29,366	$—	$29,366
Corporate bonds	—	4,394,408	277	4,394,685
Government bonds	—	6,599,997	2,170	6,602,167
Structured assets	—	2,484,891	15,126	2,500,017
Common stocks	297	—	—	297
Preferred stocks	24,862	—	—	24,862
Short-term investments	—	266,394	—	266,394
Forward foreign currency contracts**	—	(1,029)	—	(1,029)
Credit default swap contracts**	—	(284)	—	(284)
Total	$25,159	$13,773,743	$17,573	$13,816,475
Social Choice
Equity investments:
Communication services	$495,493	$153,780	$—	$649,273
Consumer discretionary	663,660	277,637	—	941,297
Consumer staples	369,075	253,035	—	622,110
Energy	284,826	164,627	—	449,453
Financials	908,597	553,534	—	1,462,131
Health care	797,125	242,424	—	1,039,549
Industrials	609,872	336,940	—	946,812
Information technology	1,218,381	164,579	—	1,382,960
Materials	177,270	213,347	—	390,617
Real estate	244,020	85,146	—	329,166
Utilities	198,280	108,505	—	306,785
Bank loan obligations	—	36,863	—	36,863
Corporate bonds	—	2,053,541	—	2,053,541
Government bonds	7,152	2,825,881	739	2,833,772
Structured assets	—	586,077	2,106	588,183
Short-term investments	85,211	27,050	—	112,261
Forward foreign currency contracts**	—	1	—	1
Total	$6,058,962	$8,082,967	$2,845	$14,144,774

*	For detailed categories, see the accompanying Summary portfolio of investments.
**	Derivative instruments, excluding purchased options, are not reflected in the market value of portfolio investments.

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Notes to financial statements (unaudited)

Note 3—derivative instruments

As defined by U.S. GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variables. Derivatives require little or no initial investment and permit or require net settlement. The Accounts value derivatives at fair value.

At June 30, 2019, the following Accounts have invested in derivative contracts which are reflected in the Statements of Assets and Liabilities as follows (dollar amounts are in thousands):

	Asset derivatives		Liabilities derivatives
Derivative contract	Location	Fair value amount	Location	Fair value amount
Stock Account
Equity contracts	Futures contracts*	$ 6,514
Equity contracts	Portfolio investments	15,794	Written options	$(5,921)
Foreign-exchange contracts	Forward foreign currency contracts	349	Forward foreign currency contracts	(780)
Global Equities Account
Equity contracts	Futures contracts*	3,517	Written options	(195)
Equity Index Account
Equity contracts	Futures contracts*	(135)
Bond Market Account
Credit contracts			Credit default swap contracts*	(284)
Foreign-exchange contracts	Forward foreign currency contracts	101	Forward foreign currency contracts	(1,130)
Social Choice Account
Foreign-exchange contracts	Forward foreign currency contracts	1
*	The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swap contracts; however, the value reflected on the accompanying Statements of assets and liabilities is only the receivable or payable for variation margin on open futures contracts.

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For the period ended June 30, 2019, the effect of derivative contracts on the Accounts’ Statements of Operations was as follows (dollar amounts are in thousands):

Derivative contracts	Location	Realized gain (loss )	Change in unrealized appreciation (depreciation )
Stock Account
Equity contracts	Futures contracts	$16,629	$25,734
Equity contracts	Purchased options	16,699	10,261
Equity contracts	Written options	(15,805)	(2,182)
Foreign-exchange contracts	Forward foreign currency contracts	171	(828)
Global Equities Account
Equity contracts	Futures contracts	14,927	11,878
Equity contracts	Written options	(734)	51
Equity Index Account
Equity contracts	Futures contracts	14,408	(2,662)
Bond Market Account
Credit contracts	Swap contracts	(405)	(284)
Foreign-exchange contracts	Forward foreign currency contracts	2,313	(612)
Inflation-Linked Bond Account
Interest-rate contracts	Futures contracts	(832)	285
Social Choice Account
Foreign-exchange contracts	Forward foreign currency contracts	(14)	1

Futures contracts: Certain Accounts are subject to equity price risk in the normal course of pursuing their investment objectives. The Accounts use futures contracts to manage exposure to the equity markets and for cash management purposes to remain highly invested in these markets while minimizing transaction costs. Buying futures contracts tends to increase exposure to the underlying instrument/index, while selling futures contracts tends to decrease exposure to the underlying instrument/index or hedge other investments. Initial margin deposits are made upon entering into a futures contract, and variation margin receipts or payments are settled daily reflecting changes in the value of the futures contracts. Daily changes in the value of such contracts are reflected in net unrealized gains and losses. Gains or losses are realized upon the expiration or closing of the futures contracts or if the counterparties do not perform in accordance with contractual provisions. With futures contracts, there is minimal counterparty credit risk to the Accounts since futures contracts are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded funds, guarantees the futures contracts against default. During the period ended June 30, 2019, the Stock Account, Global Equities Account, Equity Index Account, and Inflation-Linked Bond Account had exposure to futures contracts, based on underlying notional values, generally between 0% and 1% of net assets. The

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Notes to financial statements (unaudited)

futures contracts outstanding as of June 30, 2019 are disclosed in the summary portfolio of investments and the full Schedules of Investments.

Options: Certain Accounts are subject to equity price risk in the normal course of pursuing their investment objectives. Options can be settled either directly with the counterparty (over the counter) or through a central clearing house (exchange traded). To manage the risk, the Accounts may invest in both equity and index options. The Accounts use options contracts for hedging and cash management purposes and to seek to increase total return. Call and put equity options give the holder the right, in return for a premium paid, to purchase or sell, respectively, a security at a specified exercise price at any time during the period of the option. Index options are written or purchased options in which the underlying investment is a specified index. The exercise of an index option will not result in the physical delivery of the underlier, but a cash transfer of the difference between the settlement price of the underlier and the strike price of the option. Purchased options are included in the summary portfolio of investments, and written options are separately reflected as a liability in the Statements of Assets and Liabilities. Premiums on unexercised, expired options are recorded as realized gains or losses; premiums on exercised options are recorded as an adjustment to the proceeds from the sale or cost of the purchase. The difference between the premium and the amount received or paid in a closing transaction is also treated as a realized gain or loss. Risks may arise upon entering into over the counter options from the potential of default by counterparty. Also, risks related to the use of options include possible illiquidity of the options markets, price movements in underlying security values, and losses that may exceed amounts recognized on the Statements of Assets and Liabilities. During the period ended June 30, 2019, the Stock Account and Global Equities Account had exposure to options, based on underlying notional values, generally between 0% and 1% of net assets. The purchased and written options outstanding as of June 30, 2019 are disclosed in the summary portfolio of investments and the full Schedules of Investments.

Credit default swap contracts: Certain Accounts are subject to credit risk in the normal course of pursuing their investment objectives. Credit default swaps can be settled either directly with the counterparty (bilateral) or through a central clearinghouse (centrally cleared). A credit default swap is a contract between a buyer and a seller of protection against pre-defined credit events for the reference entity. As a seller in a credit default swap contract, the Accounts are required to pay an agreed upon amount to the counterparty with the occurrence of a specified credit event, such as certain bankruptcies related to an underlying credit instrument, index, or issuer which would likely result in a loss to the Accounts. The agreed upon amount approximates the notional value of the swap and is estimated to be the maximum potential future payment that the Accounts could be required to make under the contract. In return, the Accounts receive from the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Accounts keep the stream of payments with no payment obligations. When the Accounts sell a credit default swap contract it will cover its commitment. This may be achieved by, among other methods, maintaining cash or liquid assets in

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a segregated account equal to the aggregate notional value of the reference entities for all outstanding credit default swap contracts sold by the Accounts.

Certain Accounts may also buy credit default swap contracts, in which case the Accounts function as the counterparty referenced above. This involves the risk that the contract may expire worthless. Bilateral swaps involve counterparty risk that the seller may fail to satisfy its payment obligations to the Accounts with the occurrence of a credit event. Centrally cleared swaps have minimal counterparty credit risk to the Accounts as they are entered into with a central clearinghouse which guarantees the swap against default.

The value of a bilateral swap included in net assets is the unrealized gain or loss of the contract plus or minus any unamortized premiums paid or received, respectively.

Appreciated swaps and premiums paid are reflected as assets, while depreciated swaps and premiums received are reflected as liabilities on the Statements of Assets and Liabilities. Centrally cleared swaps initial margin deposits are made, and variation margin payments are made or received reflecting daily changes in the value of the swap contract. The daily fluctuation in fair value is accounted for as a variation margin receivable or payable on the Statements of Assets and Liabilities.

Under the terms of the credit default swap contracts, the Accounts receive or make quarterly payments based on a payment rate on a fixed notional amount. These payments are recorded as a realized gain or loss in the Statements of Operations. Payments received or made as a result of a credit event or termination of the contract are recognized as realized gains or losses. Daily changes in the value of such contracts are reflected in net unrealized gains and losses.

The Accounts (other than the Money Market Account) invest in credit default swaps to hedge or manage the risks associated with assets held in the Accounts and/or to facilitate the implementation of portfolio strategies to seek to increase the total return. During the period ended June 30, 2019, the Bond Market Account had exposure to credit default swap contracts, based on underlying notional values, generally between 0% and 1% of net assets. The credit default swap contracts outstanding as of June 30, 2019 are disclosed in the summary portfolio of investments and the full schedule of investments.

Forward foreign currency contracts: Certain Accounts are subject to foreign exchange risk in the normal course of pursuing their investment objectives. The Accounts use forward foreign currency contracts (“forwards”), including non-deliverable forwards (“NDFs”), to, among other things, hedge portfolio currency risk and to facilitate transactions in securities denominated in foreign currencies. Forwards are over-the-counter (“OTC”) commitments that involve an obligation to purchase or sell a fixed amount of a specific currency on a future date at a locked exchange rate. NDFs allow hedging of currencies where government regulations restrict foreign access to local currency or the parties want to compensate for risk without a physical exchange of funds. Forwards are marked-to-market daily at the applicable foreign exchange rate, and any resulting unrealized gains or losses are recorded as appreciation or

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Notes to financial statements (unaudited)

depreciation in the Statements of Assets and Liabilities. The Accounts realize gains and losses at the time the forward is closed. Realized and unrealized gains and losses are included in the Statements of Operations. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts; from unanticipated movements in the value of a foreign currency relative to the U.S. dollar; and that losses may exceed amounts recognized on the Statements of Assets and Liabilities. During the period ended June 30, 2019, the Stock Account, Bond Market Account, and Social Choice Account had exposure to forwards, based on underlying notional values, generally between 0% and 1% of net assets. The forward contracts outstanding as of June 30, 2019 are disclosed in the summary portfolio of investments and the full schedules of investments.

Note 4—investment adviser and affiliates

Investment advisory services for the Accounts are provided by TIAA-CREF Investment Management, LLC (“TCIM”) in accordance with an Investment Management Services Agreement. TCIM is a registered investment adviser and a wholly owned subsidiary of Teachers Insurance and Annuity Association of America (“TIAA”), a companion organization of CREF. Investment management expenses generally include investment management, portfolio accounting and custodial services and are the same across all classes of an Account.

Administrative services are provided to the Accounts by TIAA, pursuant to an Administrative Services Agreement with CREF. Distribution functions are provided to the Accounts by TIAA-CREF Individual  & Institutional Services, LLC (“Services”), a wholly owned subsidiary of TIAA, pursuant to a Principal Underwriting and Distribution Services Agreement with CREF and the Rule 12b-1 plan. Teachers Personal Investors Services, Inc. (“TPIS”), a wholly owned subsidiary of TIAA, may also provide distribution functions for the Accounts on a limited basis. Participants invested in a particular CREF Account will be subject to different administrative and distribution expenses depending upon the class of the Account they own.

TIAA charges a mortality and expense charge of 0.005% to guarantee that CREF participants transferring Accounts to TIAA for the immediate purchase of lifetime payout annuities will not be charged more than the rate stipulated in the CREF contract. This charge is the same across all Accounts and classes.

The services provided by TCIM, Services, TPIS, and TIAA are provided to CREF at cost, and CREF also reimburses TCIM, Services, TPIS, and TIAA for certain third party expenses and trustee fees paid on its behalf. Payments from the CREF Accounts are made on a daily basis according to formulas established each year with the objective of keeping the estimated expenses as close as possible to each Account’s actual expenses. Any differences between actual expenses and the estimated expenses remitted are adjusted.

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As of June 30, 2019, the following table represents the effective expense deductions as an annual percentage of average daily net assets to approximate the costs that CREF incurred:

	Investment management fee	Administrative fee			Distribution fee
Account	All classes	Class R1	Class R2	Class R3	Class R1	Class R2	Class R3
Stock	0.109%	0.306%	0.174%	0.146%	0.146%	0.079%	0.055%
Global Equities	0.056	0.306	0.174	0.146	0.146	0.079	0.055
Growth	0.036	0.306	0.174	0.146	0.146	0.079	0.055
Equity Index	0.014	0.306	0.174	0.146	0.146	0.079	0.055
Bond Market	0.061	0.306	0.174	0.146	0.146	0.079	0.055
Inflation-Linked Bond	0.020	0.306	0.174	0.146	0.146	0.079	0.055
Social Choice	0.039	0.306	0.174	0.146	0.146	0.079	0.055
Money Market	0.026	0.306	0.174	0.146	0.146	0.080	0.055

Between July 16, 2009 and March 7, 2017, TIAA withheld (“waived”) a portion of the distribution Rule 12b-1 and as necessary, administrative expenses for the Money Market Account. TIAA terminated the waiver on April 14, 2017. TIAA may, for a period of three years after the date an amount was waived, recover from the Account a portion of the amounts waived at such time as the class’s daily yield would be positive absent the effect of the waiver, and in such event the amount of recovery on any day will be approximately 25% of the class’s yield (net of all expenses) on that day. As a result of the share class conversion on April 25, 2015, previously recoverable amounts have been allocated to the newly formed classes, using conversion date April 24, 2015 end of day net assets. For the period ended June 30, 2019, TIAA recovered previously waived expenses from the Account of $3,816,986 for Class R1. In June 2019, Class R1 recouped all eligible waived expenses totaling $11,735,860; in September 2018, Class R2 recouped all eligible waived expenses totaling $12,513,185; and in July 2018, Class R3 recouped all eligible waived expenses totaling $18,705,483. The amounts waived and recovered during the current period are disclosed on the Statements of Operations.

Amounts owed to Account affiliates for payment of Account expenses, payments for units purchased, and receipt for units sold are disclosed as due to/from affiliates on the Statements of Assets and Liabilities. Account expenses owed to affiliates are reflected in the Statements of Operations.

The Accounts may purchase or sell investment securities in transactions with affiliated entities under procedures adopted by the Board, pursuant to the 1940 Act. These transactions are effected at market rates without incurring broker commissions. For the period ended June 30, 2019, the Accounts engaged in the following security transactions with affiliated entities (dollar amounts are in thousands):

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Notes to financial statements (unaudited)

Account	Purchases	Sales	Realized gain (loss)
Stock	$804,111	$1,388,206	$252,402
Global Equities	1,029,775	630,425	126,453
Growth	742,911	989,819	236,773
Equity Index	10,454	74,064	50,316
Bond Market	—	3,344	(99)
Social Choice	36,266	24,341	4,565

Companies in which an Account holds 5% or more of the outstanding voting shares are considered “affiliated companies” of the Account, pursuant to the 1940 Act. Information regarding transactions with affiliated companies is as follows (dollar amounts are in thousands):

Issue	Value at 12/31/18	Purchase cost	Sales proceeds	Realized gain (loss )	Exchanges	Change in unrealized appreciation (depreciation	)	Dividend income	Shares at 6/30/19		Value at 6/30/19
Stock Account
Common Stock
Capital Goods
Manitowoc Co, Inc	$26,376	$3,748	$6,122	$(4,534)	$—	$8,635		$—	1,578,841	‡	$28,103	‡
Terex Corp	125,051	8,126	70,267	(22,202)	—	39,247		714	2,546,342	‡	79,955	‡
Materials
Tronox Ltd	70,535	1,214	11,262	(10,438)	(101,294)	51,245		369	—	‡	—	‡
Total	$221,962	$13,088	$87,651	$(37,174)	$(101,294)	$99,127		$1,083	4,125,183		$108,058
‡	At June 30, 2019 the issuer was not an affiliated company of the Account.

Note 5—investments

Securities lending: Certain Accounts may lend their securities to qualified institutional borrowers to earn additional income. An Account receives collateral (in the form of cash, Treasury securities or other collateral permitted by applicable law) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of loaned securities during the period of the loan; any additional collateral required due to changes in security values is delivered to the Account the next business day. Cash collateral received by the Account will generally be invested in high-quality short-term instruments or in one or more funds maintained by the securities lending agent (“Agent”) for the purpose of investing cash collateral. The value of the loaned securities and the liability to return the cash collateral received are reflected in the Statements of Assets and Liabilities. Non-cash collateral is not disclosed in the Accounts’ Statements of Assets and Liabilities as it is held by the lending agent on behalf of the Accounts, and the Accounts do not have the ability to sell or re-hypothecate those securities. As of June 30, 2019, securities lending transactions (with the exception of the Social Choice Account) are for equity securities, and the resulting loans are continuous, can be recalled at any time, and have no set maturity. For the Social Choice Account, all loans from securities lending transactions are continuous, can be recalled at any time, and have no set maturity,

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continued

with $92,280,958 related to equity securities and $21,861,000 related to fixed income securities. Securities lending income recognized by the Accounts consists of earnings on invested collateral and lending fees, net of any rebates to the borrower and compensation to the Agent. Such income is reflected separately in the Statements of Operations. In lending its securities, an Account bears the market risk with respect to the investment of collateral and the risk that the Agent may default on its contractual obligations to the Account. The Agent bears the risk that the borrower may default on its obligation to return the loaned securities as the Agent is contractually obligated to indemnify the Account if at the time of a default by a borrower some or all of the loan securities have not been returned.

At June 30, 2019 the total value of securities on loan and the total value of collateral received were as follows (dollar amounts are in thousands):

Account	Aggregate value of securities on loan	Cash collateral received	*	Non-cash collateral received	Total collateral received
Stock	$2,120,588	$1,909,423		$300,926	$2,210,349
Global Equities	315,678	235,902		99,390	335,292
Growth	258,230	186,676		77,207	263,883
Equity Index	173,921	135,491		43,489	178,980
Social Choice	114,142	85,211		32,234	117,445
*	May include cash and investment of cash collateral.

Repurchase agreements: Each Account may enter into repurchase agreements with banks or broker-dealers. Repurchase agreements involve the purchase of securities from an institution, subject to the seller’s agreement to repurchase and the Account’s agreement to resell such securities at a mutually agreed-upon price. Pursuant to the terms of the repurchase agreement, securities purchased subject to repurchase agreements must have an aggregate market value greater than or equal to the agreed-upon repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Account will require the seller to deposit additional collateral by the next business day. If a request for additional collateral is not met, or if the seller defaults on its repurchase obligation, the Account maintains the right to sell the underlying securities at market value and pursue a claim for any remaining loss against the seller.

Securities purchased on a when-issued or delayed-delivery basis: The Accounts may purchase securities on a when-issued or delayed-delivery basis. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after trade date; interest income is not accrued until settlement date. At the time an Account enters into such transactions, it is required to have segregated assets with a current value at least equal to the amount of its when-issued or delayed-delivery purchase commitments. Amounts receivable and/or payable for these transactions are reflected separately in the Statements of Assets and Liabilities.

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Notes to financial statements (unaudited)

Treasury Inflation-Protected Securities: The Accounts (other than the Money Market Account) may invest in Treasury Inflation-Protected Securities, specially structured bonds in which the principal amount is adjusted periodically to keep pace with inflation, as measured by the U.S. Consumer Price Index. The adjustments for interest income due to inflation or deflation are reflected in interest income in the Statements of Operations.

Mortgage dollar roll transactions: Some of the Accounts may enter into mortgage dollar rolls in which an Account sells mortgage securities for delivery in the current month, realizing a gain (loss), and simultaneously contracts to repurchase similar securities on a specified future date. During the roll period, an Account forgoes principal and interest paid on the securities. The Account is compensated by the interest earned on the cash proceeds of the initial sale and by the lower repurchase price at the future date. The difference between the sales proceeds and the lower repurchase price is recorded as a realized gain. The Account maintains a segregated account, the dollar value of which is at least equal to its obligations with respect to dollar rolls.

Restricted securities: Restricted securities held by the Accounts, if any, may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in securities that are widely held and publicly traded.

Equity-linked notes: Equity-linked notes are debt securities issued by banks or broker-dealers and are designed to offer a return linked to an underlying security or market index. Equity-linked notes are structured with a defined maturity date. When the note matures, the issuer will pay to, or receive from the Account, the difference between the nominal value of the underlying instrument at the time of purchase and that instrument’s value at maturity. The Account will record a realized gain or loss on the transaction. The note is valued daily and any change in the value of the note is reflected in net unrealized gains and losses. Investments in equity-linked notes involve the same risks associated with a direct investment in the underlying security or index that the notes seek to replicate. In addition, there is also counterparty risk associated with these investments because the Account is relying on the creditworthiness of such counterparty and has no rights under an equity-linked note against the issuer of the underlying security.

Net unrealized appreciation (depreciation): At June 30, 2019, net unrealized appreciation (depreciation) based on the aggregate cost of all investments for federal income tax purposes, consisting of gross unrealized appreciation and gross unrealized depreciation, was as follows (dollar amounts are in thousands):

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continued

Account	Tax cost	Gross unrealized appreciation	Gross unrealized (depreciation )	Net unrealized appreciation (depreciation	)
Stock	$107,053,538	$15,706,661	$(4,935,936)	$10,770,725
Global Equities	18,975,812	2,476,761	(715,827)	1,760,934
Growth	21,241,845	6,448,355	(261,708)	6,186,647
Equity Index	8,545,450	11,413,177	(628,812)	10,784,365
Bond Market	13,460,882	412,913	(56,690)	356,223
Inflation-Linked Bond	6,369,660	255,819	(26,382)	229,437
Social Choice	12,395,071	2,141,457	(391,754)	1,749,703

For purposes of this disclosure, tax cost generally includes the cost of portfolio investments as well as upfront fees or premiums exchanged on derivatives and any amounts unrealized for income statement reporting but realized in income and/or capital gains for tax reporting.

Purchases and sales: Purchases and sales of securities (other than short-term instruments) for all of the Accounts for the period ended June 30, 2019 were as follows (dollar amounts are in thousands):

	Stock Account	Global Equities Account	Growth Account	Equity Index Account	Bond Market Account	Inflation- Linked Bond Account	Social Choice Account
Purchases:
Non-U.S. Government	$37,904,764	$8,476,305	$13,089,898	$244,116	$1,933,537	$2,532	$1,974,218
U.S. Government	—	—	—	—	4,027,891	633,876	1,450,156
Total Purchases	$37,904,764	$8,476,305	$13,089,898	$244,116	$5,961,428	$636,408	$3,424,374
Sales:
Non-U.S. Government	$42,863,462	$9,048,354	$14,205,129	$777,334	$1,960,682	$891	$2,057,024
U.S. Government	—	—	—	—	3,755,354	628,497	1,422,760
Total Sales	$42,863,462	$9,048,354	$14,205,129	$777,334	$5,716,036	$629,388	$3,479,784

Note 6—inter-fund lending program

Pursuant to an exemptive order issued by the Commission, the Accounts may participate in an inter-fund lending program. This program allows certain Accounts to lend cash to and/or borrow cash from other Accounts or certain other affiliated registered investment companies for temporary purposes (e.g., to satisfy redemption requests or to cover unanticipated cash shortfalls). The program is subject to a number of conditions, including the requirement that no Account may borrow or lend money under the program unless it receives a more favorable interest rate than is available from a bank or other financial institution for a comparable transaction. In addition, each Account may participate in the program only if its participation is consistent with the Account’s investment policies and limitations and authorized by

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Notes to financial statements (unaudited)	concluded

its portfolio manager(s). During the period ended June 30, 2019, there were no inter-fund borrowing or lending transactions.

Note 7—line of credit

Each of the Accounts, except the Money Market Account, participates in a $1 billion unsecured revolving credit facility that can be used for temporary purposes, including, without limitation, the funding of participant withdrawals. The current facility was entered into on June 18, 2019 expiring on June 16, 2020, replacing the previous $1.25 billion facility, which expired June 2019. Certain affiliated accounts and mutual funds, each of which is managed by TCIM, or an affiliate of TCIM, also participate in this facility. An annual commitment fee for the credit facility is borne by the participating accounts and mutual funds on a pro rata basis. Interest associated with any borrowing under the facility is charged to the borrowing accounts or mutual funds at a specified rate of interest. The Accounts are not liable for borrowings under the facility by other affiliated accounts or mutual funds. For the period ended June 30, 2019, there were no borrowings under this credit facility by the Accounts.

Note 8—indemnification

In the normal course of business, each Account enters into contracts that contain a variety of representations and warranties and that provide general indemnities. An Account’s maximum exposure under these arrangements is unknown, as this would involve future claims against the Account that have not yet occurred. Also, under the Accounts’ organizational documents, the trustees and officers of the Accounts are indemnified against certain liabilities that may arise out of their duties to the Accounts. However, based on experience, the Accounts expect the risk of loss due to these warranties and indemnities to be unlikely.

Note 9—legal proceedings

The Stock Account and the Social Choice Account were named as defendants and putative members of the proposed defendant class of shareholders, or could be added as defendants, in pending litigation by the Bankruptcy Litigation Trustee for the Tribune Company (Tribune) and certain creditors of Tribune, as a result of ownership of shares in Tribune in 2007 when Tribune effected a leveraged buyout transaction (LBO) and was converted to a privately held company. The plaintiffs in that litigation seek to recover payments of the proceeds of the LBO. The litigation is now part of a multi-district litigation proceeding in the Southern District of New York and the Second Court of Appeals. The Accounts’ exposure related to this matter are estimated to be 0.05% and 0.11%, respectively, of net assets as of June 30, 2019.

108	2019 Semiannual Report ■ College Retirement Equities Fund

Approval of investment management agreement (unaudited)

Board renewal of the investment management agreement for the College Retirement Equities Fund

The Board of Trustees (the “Board” or the “Trustees”) of the College Retirement Equities Fund (“CREF”) determines whether to initially approve and periodically renew the investment management agreement (the “Agreement”) between TIAA-CREF Investment Management, LLC (“TCIM”) and CREF on behalf of each of its accounts (the “Accounts”). Under the Agreement, TCIM is responsible for providing investment advisory services and overseeing the everyday operations and other service providers of the Accounts. Below is a summary of the process the Board undertook related to its most recent renewal of the Agreement.

Most investment companies that are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), enter into investment management agreements that are subject to Section 15(c) of the 1940 Act. This provision provides, in part, that, after an initial period of up to two years, the investment management agreement will remain in effect only if a fund’s board, including a majority of those trustees who are independent Trustees because they are not “interested persons” of the fund, as that term is defined in the 1940 Act, annually renews the agreement. CREF’s Agreement with TCIM is not subject to this requirement due to its unique “at-cost” structure under which TCIM provides services to CREF on an at-cost basis. Nevertheless, the Board determined that it would conduct an annual review of the Agreement, as described below, in a manner generally consistent with relevant 1940 Act requirements. None of the Trustees are interested persons of CREF. Rather, they are all deemed to be independent Trustees.

Overview of the renewal process

The Board held a meeting on March 28, 2019, at which it considered the annual renewal of the Agreement with respect to each Account using the process established by the Board. As part of this process, the Board delegated certain tasks to its Operations Committee. Among these tasks, the Operations Committee or certain of its designated members worked with TCIM, other Board members and legal counsel to the Trustees to develop guidance and specific requests relating to the types of information to be provided to the Board in connection with the proposed contract renewals.

Among other matters, the Operations Committee or certain of its designated members, following its consultations with TCIM’s representatives, the Trustees, legal counsel to the Trustees and legal counsel to TCIM and CREF, confirmed or established certain guidance regarding the preparation of reports to be provided to the Board with respect to each Account by the Board Reporting and Compliance unit of Broadridge Financial Solutions, Inc. (“Broadridge”), using data from Lipper, Inc., which is an independent provider of investment company data. Broadridge is widely recognized as a leading provider of comparative analyses used by independent directors and trustees of investment companies during their advisory contract review processes.

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Approval of investment management agreement (unaudited)

Based on guidance provided by the Operations Committee or certain of its designated members on behalf of the Board, Broadridge produced, among other information, comparative performance and expense data regarding each Account, including data relating to each Account’s actual expenses, total expense ratio, short-term and long-term investment performance, brokerage commission costs and portfolio turnover rate (as applicable). Broadridge compared this data, as relevant, for each Account against a universe of investment companies (except brokerage commission costs) and against a more selective peer group of mutual funds with similar investment objectives and strategies that underlie variable insurance products, each of which was selected by Broadridge, and also compared the performance of each Account against one or more appropriate broad-based indices. In each case, Broadridge summarized, and the Board reviewed, the methodologies Broadridge employed to provide the data contained in its reports. In addition, Broadridge represented to the Board that its reports were designed specifically to provide the Board with the fee, expense and performance information that is necessary to help the Board satisfy its oversight and review duties. Broadridge also represented that the purpose of its materials is to provide an objective view of each Account’s relative position regarding the level of expenses and total return performance against a competitive peer group and universe (as applicable) selected by Broadridge (and not TCIM or the Board). The Board considered the propriety of each Account’s applicable peer group as selected by Broadridge and use of Class R3 as the base class for comparison purposes.

In advance of the Board meeting held on March 28, 2019, legal counsel for the Trustees requested on behalf of the Board, and TCIM provided, information that was designed to assist the Board in its consideration of whether to renew the Agreement for each Account. In addition to the data provided by Broadridge as described above, this information included, but was not limited to, the following: (1) further information relating to each Account’s investment performance and a narrative analysis of the performance of each Account that had underperformed certain Board-specified criteria, together with an explanation of any events that had a material impact on the Account’s performance during that period; (2) a description of any expenses that were incurred by TCIM with respect to its services under the Agreement but not reimbursed by the Accounts during the prior year and the extent to which such arrangements would be continued or modified in the coming year; (3) a comparison of each Account’s actual expenses and performance to other accounts with comparable strategies managed by TCIM or certain of its affiliates; (4) any “fall-out” benefits that accrued or were identified as reasonably likely to accrue to TCIM or its affiliates due to their relationship with the Accounts in addition to the Account’s direct payments to TCIM pursuant to the Agreement; (5) information regarding TCIM’s financial resources, senior professional personnel, overall staffing levels, portfolio manager compensation arrangements, capacity to manage the Accounts at current and foreseeable asset levels, insurance coverage, soft dollar usage, portfolio trading and best execution practices, and any actual and potential conflicts of interest identified by TCIM in connection with rendering services to the Accounts; (6) a copy of the Agreement and

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certain related agreements between the Accounts and affiliates of TCIM; (7) a copy of TCIM’s Form ADV as filed with the Securities and Exchange Commission (which was presented only to legal counsel for the Trustees); and (8) proposed narrative explanations of reasons why the Board should renew the Agreement. The Trustees were also provided with performance ratings of Morningstar, Inc. (“Morningstar”), which is a widely recognized mutual fund ranking service.

Prior to the March 28, 2019 meeting, the Board met informally to review and discuss TCIM’s materials, which led to the Trustees providing additional questions to, and requesting additional information from, TCIM. Subsequently, at the March 2019 meeting, the Trustees were given the opportunity to and did ask additional questions and they reviewed responses from TCIM to the Board’s follow-up questions and requests presented by the Board after its initial review of the information described above.

In considering whether to renew the Agreement with respect to each Account, the Board reviewed various factors with respect to the Account, including: (1) the nature, extent and quality of services provided or to be provided by TCIM to each Account; (2) the Account’s investment performance; (3) the costs of the services provided to the Account and CREF’s at-cost expense structure; (4) fees charged to comparable mutual funds by other advisers; (5) the extent to which economies of scale have been realized or are anticipated to be realized as the Account grows; (6) whether the estimated expenses set forth in the Agreement reflect any such economies of scale for the benefit of Account investors; (7) comparisons of the services provided by TCIM and its affiliate, Teachers Advisors, LLC (“Advisors”), to, and the actual expenses and performance of, the Account to other clients to which TCIM and Advisors provides comparable services; and (8) any other benefits derived or anticipated to be derived by TCIM or its affiliates from their relationship with the Account. As a general matter, the Board viewed these factors, and any other factors deemed relevant by the Trustees, in their totality, and no single factor was identified as being the determining factor in deciding whether to renew the Agreement.

In addition to general session meetings that included TCIM’s personnel, the Trustees met in private sessions, at which no TCIM representatives were present, to discuss the proposed renewal of the Agreement for each Account. The Board also received and considered information from its legal counsel as to certain relevant guidance that relates to the renewal process and certain other legal authorities.

While the contract renewal process included a series of meetings leading up to the March 28, 2019 meeting, the oversight and evaluation of TCIM’s services to the Accounts by the Board and its Committees is ongoing. The Board, as well as its Committees, reviewed reports on various investment and operational topics that had been identified by the Board or its Committees for review in the year since the last annual renewal process. Further, at regularly scheduled meetings of the Board, the Board and the Investment Committee receive and review, among other matters, information regarding the performance of the Accounts. Thus, in reaching its decisions regarding the renewal of the Agreement for each Account, the Board took

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Approval of investment management agreement (unaudited)

into account the information described herein and other information provided to the Board and its Committees throughout the year.

The Board received and considered both CREF-level and Account-specific information, but made its renewal determinations on an Account-by-Account basis. In deciding whether to renew the Agreement for each Account, each Trustee may have accorded different weight to different factors and, thus, each Trustee may have had a different basis for his or her ultimate decision to vote to renew the Agreement for each Account. At its meeting on March 28, 2019, all Board members voted unanimously to renew the Agreement for each Account. Set forth below is a summary of the primary factors the Board considered with respect to each Account.

The nature, extent and quality of services

The Board considered the level and depth of knowledge of TCIM, including the professional experience and qualifications of its personnel. The Board also considered that TCIM is an experienced investment adviser that has managed the Accounts for many years. Investment professionals at TCIM also manage various funds and accounts of the TIAA-CREF Funds, the TIAA-CREF Life Funds and TIAA Separate Account VA-1, as well as advise and sub-advise other investment companies and vehicles. Under the Agreement, TCIM is responsible for, among other duties: managing the assets of the Accounts, including conducting research, identifying investments and placing orders to buy and sell securities for the Accounts’ investment portfolios; active daily monitoring of the Accounts’ investment portfolios; reporting on the investment performance and other metrics of the Accounts to the Board on a regular basis; responding to Account flows; and compliance monitoring. The Board considered that TCIM has carried out these responsibilities in a competent and professional manner. The Board also considered that TCIM has committed significant resources to supporting CREF, including the Accounts. It also considered TCIM’s compliance program and resources and its compliance record with respect to the Accounts.

The Board also considered, among other factors, the performance of each Account, as discussed below. In addition, the Board considered the nature and quality of non-portfolio management services provided by TCIM and its affiliates. In this regard, the Board considered its ongoing review of the performance of certain affiliated and unaffiliated service providers, including the quality of services provided by those firms and TCIM’s oversight of those service providers and the outsourcing of certain services to other firms.

During its review, the Board noted its ongoing efforts to examine the level of personnel and other resources available to TCIM to provide portfolio management and other services to the Accounts, including the impact of recent and anticipated operational changes on such resources, so as to assess the adequacy of the resources devoted to these services.

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Investment performance

The Board considered the investment performance of each Account, over the periods indicated in the Account-by-Account synopsis below. The Board considered each Account’s performance as compared to its peer group and peer universe (as applicable) and its benchmark index. The Board also reviewed the three-year performance of the Equity Index Account before any reductions for fees and expenses. In this analysis, the Board considered the impact of net asset value rounding and the effects of fair valuation, foreign exchange rates, effective tax rates, securities lending and class action litigation, as applicable, on the Equity Index Account’s performance as compared to the performance of its benchmark index. For details regarding each Account’s performance, see the Account-by-Account synopsis below.

The Board considered, in those cases in which an Account had performed materially differently from its Broadridge peers or benchmark based on a Board-established threshold, the factors identified by TCIM that contributed to such difference and any remedial measures being undertaken by TCIM. Thus, the Board concluded that, under the totality of circumstances considered, the investment performance of each Account was reasonable or that appropriate actions had been or were being implemented.

Cost and expenses

The Board considered the amounts charged by TCIM to each Account in 2018 and the estimated amounts to be charged by TCIM to each Account in 2019 (for the period May 1, 2019–April 30, 2020). This included investment advisory costs paid to TCIM, expressed in dollar terms and as a percentage of assets, as well as a reconciliation and analysis of those expenses. The Board considered that TCIM charges expenses “at cost” and these charges are adjusted at least quarterly to reflect the actual expenses incurred with respect to each Account during the most recent quarter. The Board considered the rationale for TCIM’s anticipated costs in providing services to CREF and considered whether these anticipated costs are reasonable in relation to the nature and quality of services provided by TCIM. The Board noted that, because TCIM provides its services on an at-cost basis under the arrangement outlined in the Agreement, there was no profit or loss data for the Board to consider.

Fees charged by other advisers

The Board considered comparative information regarding each Account’s actual expenses and the effective management fee rates paid by similar mutual funds that underlie variable insurance products to other advisers, as analyzed by Broadridge and reflected in the Account-by-Account synopsis below. The Board determined that the effective management fee rate charged to an Account under the Agreement typically was lower than the management fee rates charged to many or most other comparable mutual funds that underlie variable insurance products. In this connection, the Board also considered the inherent limitations of such comparisons in light of uncertainty as to how the fees of such similar mutual funds are set and potentially material

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differences between an Account and its comparable mutual funds that underlie variable insurance products. For example, most similar mutual funds are offered only through variable insurance products that also carry additional fees and expenses, whereas the Accounts bear certain of these expenses themselves. Another limitation noted by the Board was Broadridge’s treatment of all fund fee waivers, regardless of their type, as management fee waivers, which could materially impact how the Accounts’ effective management fee rates compare to those of peer mutual funds that underlie variable insurance products. Based on all factors considered, the Board concluded that the effective management fee rates under the Agreement with respect to each Account were reasonable in relation to those charged by appropriate groups of comparable mutual funds that underlie variable insurance products.

Economies of scale

The Board considered that certain economies of scale are already integrated into each Account’s cost structure due to the at-cost expense arrangements pursuant to which TCIM renders investment advisory services to CREF. The Board also considered that, in certain circumstances, an increase in CREF assets can result in additional expenses being allocated to CREF pursuant to the cost allocation methodologies that are used to calculate payments to be made by CREF pursuant to the at-cost expense arrangements.

Fee and performance comparisons with other TCIM and Advisors clients

The Board considered that TCIM and its affiliate, Advisors, provide investment management services to other investment companies, including foreign funds (UCITS), and separately managed accounts that may have similar investment strategies as certain of the Accounts. The Board also considered TCIM’s comments that, in the future, Advisors may manage client assets through additional funds and accounts with similar investment strategies. The Board also considered TCIM’s and Advisors’ representation that, while management fee rates charged to the Accounts may differ from the management fee rates chargeable to these other funds and other accounts, this may be due in part to the fact that these other funds and accounts: (1) may be offered through products that charge additional fees to their investors; (2) may be offered in different types of markets; (3) may be provided with different types or levels of services; (4) may have different regulatory burdens; (5) may target different investors; and/or (6) may be packaged with other products, and that these factors, among others, could reasonably explain different management fee rate schedules.

Other benefits

The Board also considered additional benefits to TCIM and its affiliates arising from the Agreement. For example, TCIM and its affiliates may benefit from their relationship with the Accounts to the extent that this relationship results in potential investors viewing Teachers Insurance and Annuity Association of America (“TIAA”), of which TCIM

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is an indirect, wholly-owned subsidiary, as a leading retirement plan provider in the academic and nonprofit markets and as a single source for all their financial service needs. Both TCIM and certain funds managed by TCIM or its affiliates may benefit from economies of scale to the extent they share resources and/or personnel. TCIM may also benefit from the ability to acquire investment research related to commission arrangements made on behalf of the Accounts (i.e., soft dollars).

Account-by-account factors

The Board considered the following specific factors (among others) in connection with its determination to renew the Agreement with respect to each Account. If an Account is described in the following discussions as being in the “1st” quintile, it is in the best of five groups (that is, the group has the best performance or the lowest expenses, as the case may be). References below to quintiles are based on data provided to the Board in the reports prepared by Broadridge. The specific expense and performance factors outlined below are based on the Class R3 units of each Account. Because Class R3 generally has lower non-management expenses than the other classes of these Accounts, the expenses and performance of these other classes will differ from the expenses and performance shown for Class R3. Except as otherwise noted, all time periods referenced below are ended December 31, 2018. Under the Morningstar rating system, 5 stars is the highest (best) rating category and 1 star is the lowest (worst) rating category. The Morningstar data is as of December 31, 2018.

CREF Stock Account

•	The Account is operated as an at-cost arrangement, with no profits to TCIM. The Account’s pro forma investment management costs are expected to be 0.100% of average daily net assets for the year ending April 30, 2020. The Account’s actual management costs for the year ended December 31, 2018 equaled 0.102% of average daily net assets, which was used by Broadridge for comparative purposes.
•	The Account’s actual investment management costs and total costs are each in the 1st quintile of the group of comparable funds selected by Broadridge for expense comparison purposes (“Expense Group”) and each in the 1st quintile of the universe of comparable funds selected by Broadridge for expense comparison purposes (“Expense Universe”).
•	The Account ranked 2 out of 3 funds, 1 out of 3 funds, 1 out of 3 funds and 1 out of 2 funds within the group of comparable funds selected by Broadridge for performance comparison purposes (“Performance Group”) for the one-, three-, five- and ten-year periods, respectively. The Account was in the 3rd, 1st, 2nd and 1st quintiles of the universe of comparable funds selected by Broadridge for performance comparison purposes (“Performance Universe”) for the one-, three-, five- and ten-year periods, respectively.
•	The Account received an Overall Morningstar Rating of 4 stars.

College Retirement Equities Fund ■ 2019 Semiannual Report	115

Approval of investment management agreement (unaudited)

CREF Global Equities Account

•	The Account is operated as an at-cost arrangement, with no profits to TCIM. The Account’s pro forma investment management costs are expected to be 0.070% of average daily net assets for the year ending April 30, 2020. The Account’s actual management costs for the year ended December 31, 2018 equaled 0.105% of average daily net assets, which was used by Broadridge for comparative purposes.
•	The Account’s actual investment management costs and total costs are each in the 1st quintile of both its Expense Group and Expense Universe.
•	The Account ranked 3 out of 3 funds, 2 out of 3 funds, 1 out of 3 funds and 1 out of 2 funds within its Performance Group for the one-, three-, five- and ten-year periods, respectively. The Account was in the 5th, 4th, 3rd and 2nd quintiles of its Performance Universe for the one-, three-, five- and ten-year periods, respectively.
•	The Board considered TCIM’s assertion that it expected the comparative performance of the Account to strengthen going forward due to the recent concentration of its assets in its most successful investment strategies.
•	The Account received an Overall Morningstar Rating of 3 stars.

CREF Growth Account

•	The Account is operated as an at-cost arrangement, with no profits to TCIM. The Account’s pro forma investment management costs are expected to be 0.035% of average daily net assets for the year ending April 30, 2020. The Account’s actual management costs for the year ended December 31, 2018 equaled 0.038% of average daily net assets, which was used by Broadridge for comparative purposes.
•	The Account’s actual investment management costs and total costs are each in the 1st quintile of both its Expense Group and Expense Universe.
•	The Account was in the 4th, 4th, 4th and 3rd quintiles of its Performance Group for the one-, three-, five- and ten-year periods, respectively. The Account was in the 4th, 4th, 3rd and 3rd quintiles of its Performance Universe for the one-, three-, five- and ten-year periods, respectively.
•	The Board considered TCIM’s assertion that while the Account’s comparative performance was weaker during the three-year period, this was due to market difficulties for growth investing during the period.
•	The Account received an Overall Morningstar Rating of 4 stars.

CREF Equity Index Account

•	The Account is operated as an at-cost arrangement, with no profits to TCIM. The Account’s pro forma investment management costs are expected to be 0.015% of average daily net assets for the year ending April 30, 2020. The Account’s actual management costs for the year ended December 31, 2018 equaled 0.015% of average daily net assets, which was used by Broadridge for comparative purposes.
•	The Account’s actual investment management costs and total costs are each in the 1st quintile of both its Expense Group and Expense Universe.
•	For the three-year period, the Account’s adjusted relative gross performance (meaning the Account’s performance without any reductions for fees or expenses

116	2019 Semiannual Report ■ College Retirement Equities Fund

continued

and excluding the effects of fair valuation, foreign exchange, effective tax rates, securities lending and class action recoveries) as compared to its benchmark, the Russell 3000® Index, differed by +2 basis points. For reference, one basis point equals 0.01%.
•	The Account received an Overall Morningstar Rating of 3 stars.

CREF Bond Market Account

•	The Account is operated as an at-cost arrangement, with no profits to TCIM. The Account’s pro forma investment management costs are expected to be 0.070% of average daily net assets for the year ending April 30, 2020. The Account’s actual management costs for the year ended December 31, 2018 equaled 0.092% of average daily net assets, which was used by Broadridge for comparative purposes.
•	The Account’s actual investment costs and total costs are each in the 1st quintile of its Expense Group and Expense Universe.
•	The Account was in the 1st, 3rd, 2nd and 5th quintiles of its Performance Group for the one-, three-, five- and ten-year periods, respectively. The Account was in the 1st, 2nd, 1st and 4th quintiles of its Performance Universe for the one-, three-, five- and ten-year periods, respectively.
•	The Account received an Overall Morningstar Rating of 3 stars.

CREF Inflation-Linked Bond Account

•	The Account is operated as an at-cost arrangement, with no profits to TCIM. The Account’s pro forma investment management costs are expected to be 0.020% of average daily net assets for the year ending April 30, 2020. The Account’s actual management costs for the year ended December 31, 2018 equaled 0.024% of average daily net assets, which was used by Broadridge for comparative purposes.
•	The Account’s actual investment management costs and total costs are each in the 1st quintile of both its Expense Group and Expense Universe.
•	The Account was in the 2nd, 3rd, 1st and 4th quintiles of its Performance Group for the one-, three-, five- and ten-year periods, respectively. The Account was in the 1st, 4th, 2nd and 4th quintiles of its Performance Universe for the one-, three-, five- and ten-year periods, respectively.
•	The Board considered Advisors’ representations that the Account’s underperformance was primarily due to its use of a different benchmark and shorter average portfolio duration as compared to the majority of its peers during a period of yield curve flattening.
•	The Account received an Overall Morningstar Rating of 3 stars.

College Retirement Equities Fund ■ 2019 Semiannual Report	117

Approval of investment management agreement (unaudited)	concluded

CREF Social Choice Account

•	The Account is operated as an at-cost arrangement, with no profits to TCIM. The Account’s pro forma investment management costs are expected to be 0.040% of average daily net assets for the year ending April 30, 2020. The Account’s actual management costs for the year ended December 31, 2018 equaled 0.044% of average daily net assets, which was used by Broadridge for comparative purposes.
•	The Account’s actual investment management costs and total costs are each in the 1st quintile of both its Expense Group and Expense Universe.
•	The Account was in the 4th, 5th, 4th and 5th quintiles of its Performance Group for the one-, three-, five- and ten-year periods, respectively. The Account was in the 2nd, 1st, 2nd and 2nd quintiles of its Performance Universe for each of the one-, three-, five- and ten-year periods.
•	The Account received an Overall Morningstar Rating of 4 stars.

CREF Money Market Account

•	The Account is operated as an at-cost arrangement, with no profits to TCIM. The Account’s pro forma investment management costs are expected to be 0.025% of average daily net assets for the year ending April 30, 2020. The Account’s actual management costs for the year ended December 31, 2018 equaled 0.028% of average daily net assets, which was used by Broadridge for comparative purposes.
•	The Account’s actual investment management costs and total costs are in the 1st and 2nd quintiles of its Expense Group, respectively, and in the 1st quintile for both investment management costs and total costs with respect to its Expense Universe.
•	The Board acknowledged that over a multi-year period, CREF’s administrator, TIAA, withheld certain administrative and distribution expenses attributable to the Account in order to avoid a negative yield and that, under certain circumstances, a portion of these withheld amounts contractually may be recouped by TIAA when the yield of any Class of the Account becomes positive, which led to recoupments from Classes of the Account during the year ended December 31, 2018. The Board also acknowledged that, absent such recoupments, the Account’s total costs would have been lower.
•	The Account was in the 2nd quintile of both its Performance Group and Performance Universe for each of the one, three-, five- and ten-year periods.
•	Money market funds are not rated by Morningstar.

Based primarily on the foregoing factors and considerations, the Board renewed the Agreement for each Account.

118	2019 Semiannual Report ■ College Retirement Equities Fund

Additional information about index providers (unaudited)

Russell indexes

Source: London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2019. FTSE Russell is a trading name of certain of the LSE Group companies. “FTSE®,” “Russell®” and “FTSE Russell®” are trademarks of the relevant LSE Group companies and are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication.

Bloomberg Barclays indexes

Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). BARCLAYS® is a trademark and service mark of Barclays Bank Plc (collectively with its affiliates, “Barclays”), used under license. Bloomberg or Bloomberg’s licensors, including Barclays, own all proprietary rights in the Bloomberg Barclays Indices. Neither Bloomberg nor Barclays approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

MSCI indexes

Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast or prediction. The MSCI information is provided on an “as is” basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the “MSCI Parties”) expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)

College Retirement Equities Fund ■ 2019 Semiannual Report	119

Additional information about index providers (unaudited)	concluded

Morningstar indexes

© 2019 Morningstar. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

120	2019 Semiannual Report ■ College Retirement Equities Fund

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How to reach us

TIAA website

Account performance, personal account information and transactions, product descriptions, and information about investment choices and income options

TIAA.org

Automated telephone service

Check account performance and accumulation balances, change allocations, transfer funds and verify credited premiums

800-842-2252

24 hours a day, 7 days a week

National contact center

Retirement saving and planning, income options and payments, beneficiary services and tax reporting

800-842-2252

8 a.m. to 10 p.m. (ET), Monday–Friday
9 a.m. to 6 p.m. (ET), Saturday

For the hearing- or speech-impaired

800-842-2755

8 a.m. to 10 p.m. (ET), Monday–Friday
9 a.m. to 6 p.m. (ET), Saturday

TIAA Brokerage Services

Self-directed brokerage accounts for investing in stocks, bonds and mutual funds

800-927-3059

8 a.m. to 7 p.m. (ET), Monday–Friday

Advisor services

888-842-0318

8 a.m. to 7:30 p.m. (ET), Monday–Friday

You should carefully consider the investment objectives, risks, charges and expenses of any account before investing. For a prospectus that contains this and other information, please visit TIAA.org, or call 877-518-9161. Please read the prospectus carefully before investing. Investment, insurance and annuity products are not Federal Deposit Insurance Corporation (FDIC) insured, are not bank guaranteed, are not bank deposits, are not insured by any federal government agency, are not a condition to any banking service or activity, and may lose value. Nuveen, a subsidiary of TIAA, provides investment advice and portfolio management services through a dozen affiliated registered investment advisers. TIAA Brokerage Services is a division of TIAA-CREF Individual & Institutional Services, LLC. TIAA-CREF Individual & Institutional Services, LLC and Nuveen Securities, LLC, members FINRA and SIPC, distribute securities products. CREF variable annuities are issued by College Retirement Equities Fund, New York, NY. Each of the foregoing is solely responsible for its own financial condition and contractual obligations.

This material is not intended to be a recommendation or investment advice, does not constitute a solicitation to buy, sell or hold a security or an investment strategy, and is not provided in a fiduciary capacity. The information provided does not take into account the specific objectives or circumstances of any particular investor, or suggest any specific course of action. Investment decisions should be made based on an investor’s objectives and circumstances and in consultation with his or her advisors.

©2019 Teachers Insurance and Annuity Association of America—College Retirement Equities Fund,
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Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not Applicable.

Item 4. Principal Accountant Fees and Services.

Not Applicable.

Item 5. Audit Committee of Listed Registrants.

Not Applicable.

Item 6. Schedule of Investments.

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

COLLEGE RETIREMENT EQUITIES FUND

STOCK ACCOUNT

SCHEDULE OF INVESTMENTS (unaudited)

June 30, 2019

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)
GOVERNMENT BONDS - 0.0%

U.S. TREASURY SECURITIES - 0.0%
$300,000		United States Treasury Note	1.750%	05/15/22	$300
		TOTAL U.S. TREASURY SECURITIES			300

		TOTAL GOVERNMENT BONDS			300
		(Cost $301)

SHARES		COMPANY
COMMON STOCKS - 98.5%

AUTOMOBILES & COMPONENTS - 1.3%
19,181	e	AB Dynamics plc			625
103,702		Adient plc			2,517
119,800		Aisan Industry Co Ltd			760
1,098,299		Aisin Seiki Co Ltd			37,886
190,008	*	American Axle & Manufacturing Holdings, Inc			2,424
543,411		Apollo Tyres Ltd			1,579
854,319		Aptiv plc			69,055
42,164	e	ARB Corp Ltd			540
105,495	*,g	Aston Martin Lagonda Global Holdings plc			1,346
291	*,e	Autoliv, Inc			20
1,674	e	Autoneum Holding AG.			241
1,638,000	g	BAIC Motor Corp Ltd			1,028
141,507		Bajaj Holdings and Investment Ltd			5,796
34,764		Balkrishna Industries Ltd			381
147,500		Bayerische Motoren Werke AG.			10,903
3,521		Bayerische Motoren Werke AG. (Preference)			218
391,496		Bharat Forge Ltd			2,552
72,359		BorgWarner, Inc			3,038
9,229	*	Bosch Ltd			2,184
147,459	e	Brembo S.p.A			1,697
514,996	e	Bridgestone Corp			20,316
2,866,135		Brilliance China Automotive Holdings Ltd			3,170
46,100		BYD Co Ltd			341
572,562	e	BYD Co Ltd (H shares)			3,462
16,000		Cayman Engley Industrial Co Ltd			54
67,396		Ceat Ltd			902
267,000		Chaowei Power Holdings Ltd			100
1

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
1,664,251		Cheng Shin Rubber Industry Co Ltd	$2,150
2,982,000	*	China First Capital Group Ltd	889
1,297,000		China Motor Corp	1,157
9,100	*	Chongqing Changan Automobile Co Ltd	9
274,700		Cie Automotive S.A.	7,950
208,509		CIR-Compagnie Industriali Riunite S.p.A.	223
275,619		Compagnie Plastic-Omnium S.A.	7,168
139,917		Continental AG.	20,375
56,322		Cooper Tire & Rubber Co	1,777
20,765	*	Cooper-Standard Holding, Inc	951
28,736		Cub Elecparts, Inc	233
19,500		Daido Metal Co Ltd	120
22,200		Daikyonishikawa Corp	177
1,169,594		Daimler AG. (Registered)	65,230
541,913		Dana Holding Corp	10,806
665,069		Delphi Technologies plc	13,301
182,148		Denso Corp	7,680
42,000		Depo Auto Parts Ind Co Ltd	93
302,433	g	Dometic Group AB	3,033
1,837		Dong Ah Tire & Rubber Co Ltd	52
2,189,787		Dongfeng Motor Group Co Ltd	1,796
30,281	*	Dorman Products, Inc	2,639
5,097,200		Drb-Hicom BHD	2,714
44,300		Eagle Industry Co Ltd	433
15,444		EDAG Engineering Group AG.	209
13,480		ElringKlinger AG.	81
28,653	g	Endurance Technologies Ltd	463
18,515	*	Esmo Corp	89
15,582		Exedy Corp	327
306,191		Exide Industries Ltd	893
260,086		Faurecia	12,063
20,000		FCC Co Ltd	420
134,631		Ferrari NV	21,829
1,486,312		Fiat DaimlerChrysler Automobiles NV	20,628
15,070,927		Ford Motor Co	154,176
49,063		Ford Otomotiv Sanayi AS	529
64,000	*	Fox Factory Holding Corp	5,281
253,471		Fuji Heavy Industries Ltd	6,171
31,197	e	Futaba Industrial Co Ltd	171
26,800		Fuyao Glass Industry Group Co Ltd	89
502,000	g	Fuyao Glass Industry Group Co Ltd (Hong Kong)	1,559
2,316	*,e	Garrett Motion, Inc	36
4,527,202		Geely Automobile Holdings Ltd	7,762
722,689	*,†,e	General Motors Co	0
7,950,000	*,†	General Motors Co	0
24,057,000	*,†	General Motors Co	0
743,072		General Motors Co	28,631
18,507,434	*,†	General Motors Co	0
85,268,000	*,†,e	General Motors Co	0
35,983,677	*,†	General Motors Co	0
40,684,487	*,†,e	General Motors Co	0
6,062,000	*,†	General Motors Co	0
4,230,271	*,†,e	General Motors Co	0
26,439,191	*,†	General Motors Co	0
2

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
117,572		Gentex Corp	$2,893
35,760	*	Gentherm, Inc	1,496
99,020	g	Gestamp Automocion S.A.	586
38,884		Global & Yuasa Battery Co Ltd	1,440
422,019		Goodyear Tire & Rubber Co	6,457
2,566,489	e	Great Wall Motor Co Ltd	1,839
95,600	e	G-Tekt Corp	1,355
2,352,585		Guangzhou Automobile Group Co Ltd	2,514
97,171		GUD Holdings Ltd	684
23,284		Halla Holdings Corp	891
84,038		Hankook Tire Co Ltd	2,555
245,134		Hanon Systems	2,477
75,552		Harley-Davidson, Inc	2,707
45,195		Hero Honda Motors Ltd	1,690
1,333,053		Honda Motor Co Ltd	34,471
91,990		Hota Industrial Manufacturing Co Ltd	301
11,300		Huayu Automotive Systems Co Ltd	36
113,242		Hyundai Mobis	23,104
272,529		Hyundai Motor Co	33,075
43,717		Hyundai Motor Co Ltd (2nd Preference)	3,271
19,244		Hyundai Motor Co Ltd (Preference)	1,319
8,545		Hyundai Wia Corp	360
225,800		Ichikoh Industries Ltd	1,496
28,180		Indus Motor Co Ltd	212
522,470		Isuzu Motors Ltd	5,967
92,800		Kasai Kogyo Co Ltd	684
9,689		Kayaba Industry Co Ltd	274
209,200		Keihin Corp	3,002
279,455		Kenda Rubber Industrial Co Ltd	268
746,627		Kia Motors Corp	28,483
39,945		Knorr-Bremse AG.	4,451
32,172		Koito Manufacturing Co Ltd	1,722
273,652	*,e	Kongsberg Automotive ASA	199
328,242		Kordsa Teknik Tekstil AS.	686
46,227	*	Kumho Tire Co, Inc	159
91,800		Launch Tech Co Ltd	68
26,717		LCI Industries, Inc	2,405
117,335		Lear Corp	16,341
21,175		Leoni AG.	350
59,971	e	Linamar Corp	2,238
362,742		Magna International, Inc	18,049
1,401	*	Maharashtra Scooters Ltd	93
2,413,032		Mahindra & Mahindra Ltd	22,905
120,114	*	Mahindra CIE Automotive Ltd	402
232,200		Mahle-Metal Leve S.A. Industria e Comercio	1,495
35,196		Mando Corp	900
144,045		Martinrea International, Inc	1,195
97,441		Maruti Suzuki India Ltd	9,224
461,456		Mazda Motor Corp	4,777
5,734		MGI Coutier	105
327,071		Michelin (C.G.D.E.) (Class B)	41,355
28,594		Minda Industries Ltd	132
430,000		Minth Group Ltd	1,160
3

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
12,900		Mitsuba Corp	$79
579,138		Mitsubishi Motors Corp	2,782
474,353	*	Modine Manufacturing Co	6,788
799,388		Motherson Sumi Systems Ltd	1,413
24,551	*,e	Motorcar Parts of America, Inc	526
30,100		Musashi Seimitsu Industry Co Ltd	388
281,949		Nan Kang Rubber Tire Co Ltd	319
9,811		Nexen Corp	56
103,578		Nexen Tire Corp	875
1,339,000		Nexteer Automotive Group Ltd	1,667
602,018		NGK Spark Plug Co Ltd	11,326
193,200	*	NHK Spring Co Ltd	1,494
59,402		Nifco, Inc	1,475
2,900	e	Nihon Tokushu Toryo Co Ltd	38
601,900	*,e	NIO, Inc (ADR)	1,535
78,200		Nippon Seiki Co Ltd	1,344
2,522,605		Nissan Motor Co Ltd	18,068
160,841		Nissan Shatai Co Ltd	1,567
99,800		Nissin Kogyo Co Ltd	1,376
48,696		NOK Corp	732
60,024		Nokian Renkaat Oyj	1,875
25,100		Pacific Industrial Co Ltd	362
1,274,440		Peugeot S.A.	31,367
1,550,300		Piaggio & C S.p.A.	4,549
16,000		Piolax Inc	280
307,179	g	Pirelli & C S.p.A	1,813
426,079	*	Porsche AG.	27,603
369,500		Press Kogyo Co Ltd	1,679
18,744,207		PT Astra International Tbk	9,886
1,080,000		Qingling Motors Co Ltd	275
1,000,054		Renault S.A.	62,874
4,500		Riken Corp	172
36,677		S&T Daewoo Co Ltd	1,417
26,174		SAF-Holland S.A.	304
230,800		SAIC Motor Corp Ltd	858
271,920		Sanyang Industry Co Ltd	197
15,900	e	Shoei Co Ltd	634
399,400		Showa Corp	5,395
66,923		SL Corp	1,374
181,554		Spartan Motors, Inc	1,990
423,080		Sri Trang Agro-Industry PCL (Foreign)	175
179,347	*	Ssangyong Motor Co	629
21,627		Standard Motor Products, Inc	981
44,513		Stanley Electric Co Ltd	1,098
108,816	*	Stoneridge, Inc	3,433
485,029		Sumitomo Electric Industries Ltd	6,384
36,680	e	Sumitomo Rubber Industries, Inc	425
22,092		Sundram Fasteners Ltd	163
22,693		Sungwoo Hitech Co Ltd	81
71,900		Superior Industries International, Inc	249
19,419		Suprajit Engineering Ltd	58
182,215		Suzuki Motor Corp	8,572
14,100	*	Tachi-S Co Ltd	182
6,200		Taiho Kogyo Co Ltd	48
4

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
1,339,381	*	Tata Motors Ltd	$3,145
38,700		Teikoku Piston Ring Co Ltd	659
58,935	e	Tenneco, Inc	654
232,145	*,e,n	Tesla, Inc	51,875
20,350		Thal Ltd	46
13,861		Thor Industries, Inc	810
5,398,000		Tianneng Power International Ltd	4,350
83,963		Tokai Rika Co Ltd	1,388
21,700		Tokai Rubber Industries, Inc	170
154,699		Tong Yang Industry Co Ltd	224
127,300		Topre Corp	2,121
22,492		Tower International, Inc	439
64,500	e	Toyo Tire & Rubber Co Ltd	850
30,465		Toyoda Gosei Co Ltd	595
45,200		Toyota Boshoku Corp	594
76,219		Toyota Industries Corp	4,204
4,247,961		Toyota Motor Corp	263,645
5,038		Trigano S.A.	460
26,100		TS Tech Co Ltd	713
85,974		Tube Investments of India Ltd	478
30,500		Tupy S.A.	166
259,026		TVS Motor Co Ltd	1,607
130,700		UMW Holdings BHD	171
22,100		Unipres Corp	364
9,777		Valeo S.A.	318
291	*,e	Veoneer, Inc	5
35,526	*,e	Visteon Corp	2,081
87,187		Volkswagen AG.	14,955
21,116		Volkswagen AG. (Preference)	3,557
6,044		WABCO India Ltd	536
34,303	e	Winnebago Industries, Inc	1,326
2,062,247		Xingda International Holdings Ltd	581
1,770,785		Xinyi Glass Holdings Co Ltd	1,860
2,298,000	g	Yadea Group Holdings Ltd	733
92,669	e	Yamaha Motor Co Ltd	1,652
206,192	e	Yokohama Rubber Co Ltd	3,796
22,500		Yorozu Corp	283
389,000		Yulon Motor Co Ltd	286
		TOTAL AUTOMOBILES & COMPONENTS	1,484,743

BANKS - 7.1%
7,790		1st Constitution Bancorp	144
50,960		1st Source Corp	2,365
29,600		77 Bank Ltd	436
32,665		Aareal Bank AG.	861
24,860	*	Aavas Financiers Ltd	540
285,917	g	ABN AMRO Group NV (ADR)	6,118
1,247,476		Absa Group Ltd	15,600
4,259,597		Abu Dhabi Commercial Bank PJSC	9,625
9,333		ACNB Corp	369
67,095,649	*	Agricultural Bank of China Ltd	28,081
2,154,200		Agricultural Bank of China Ltd (Class A)	1,130
4,049,212		AIB Group plc	16,557
5

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
19,800		Aichi Bank Ltd	$679
2,462,527	*	Akbank TAS	2,914
27,900		Akita Bank Ltd	528
56,532		Aktia Bank OYJ	555
921,455		Al Rajhi Bank	17,109
328,128		Alinma Bank	2,133
75,760	*	Alior Bank S.A.	1,012
38,658	*	Allegiance Bancshares, Inc	1,289
977,656		Alliance Financial Group BHD	890
1,118,649	*	Alpha Bank AE	2,240
315,270	*,†	Amagerbanken AS	0
16,083		Amalgamated Bank	281
21,694	*	Amerant Bancorp Inc	428
11,044		American National Bankshares, Inc	428
92,619		Ameris Bancorp	3,630
10,936	*	Ames National Corp	296
3,352,738		AMMB Holdings BHD	3,432
9,400	e	Aomori Bank Ltd	231
16,131		Aozora Bank Ltd	388
16,477		Arrow Financial Corp	572
41,400	e	Aruhi Corp	814
1,877,610		Ashikaga Holdings Co Ltd	4,906
1,110,520		Associated Banc-Corp	23,476
80,264	*	Atlantic Capital Bancshares, Inc	1,374
89,403		Atlantic Union Bankshares Corp	3,159
156,850	g	AU Small Finance Bank Ltd	1,600
3,848,516		Australia & New Zealand Banking Group Ltd	76,390
19,444		Awa Bank Ltd	467
2,548,701	*	Axis Bank Ltd	29,845
63,375	*	Axos Financial, Inc	1,727
49,043		Banc of California, Inc	685
14,755,589		Banca Intesa S.p.A.	31,589
168,335	*,e	Banca Monte dei Paschi di Siena S.p.A	206
1,454,744	e	Banca Popolare dell’Emilia Romagna Scrl	5,930
534,238		Banca Popolare di Sondrio SCARL	1,185
32,020		Bancfirst Corp	1,782
561,409	e	Banche Popolari Unite Scpa	1,533
507,454		Banco ABC Brasil S.A.	2,540
2,292,775		Banco Bilbao Vizcaya Argentaria S.A.	12,788
873,451	*,e	Banco BPM S.p.A	1,779
1,495,456		Banco Bradesco S.A.	13,027
5,085,578		Banco Bradesco S.A. (Preference)	49,982
4,847,984		Banco Comercial Portugues S.A.	1,499
24,670,466		Banco de Chile	3,637
30,537		Banco de Credito e Inversiones	2,107
2,227,733		Banco de Oro Universal Bank	6,090
491,109		Banco de Sabadell S.A.	509
342,300	g	Banco del Bajio S.A.	685
1,440,732		Banco do Brasil S.A.	20,238
1,198,400		Banco do Estado do Rio Grande do Sul	7,412
16,063,377	*,†	Banco Espirito Santo S.A.	183
95,100	g	Banco Inter S.A.	1,508
7,127,947		Banco Itau Holding Financeira S.A.	67,308
37,200		Banco Macro S.A. (ADR) (Class B)	2,710
6

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
720,048		Banco Santander Brasil S.A.	$8,524
52,135,124		Banco Santander Chile S.A.	3,885
1,673,869		Banco Santander Mexico S.A. Institucion de Banca Multiple Grupo Financiero Santand	2,561
14,169,535		Banco Santander S.A.	65,671
194,527		BanColombia S.A.	2,339
543,704		BanColombia S.A. (Preference)	6,903
105,726		BancorpSouth Bank	3,070
175,400		Bangkok Bank PCL (ADR)	1,127
1,496,900		Bangkok Bank PCL (Foreign)	9,719
109,619	*	Bank AlBilad	795
302,100		Bank Alfalah Ltd	82
145,912		Bank Al-Jazira	591
6,446	*	Bank First Corp	444
221,181	*	Bank Hapoalim Ltd	1,643
510,525		Bank Leumi Le-Israel	3,690
299,398	*	Bank Millennium S.A.	751
21,716,415		Bank of America Corp	629,776
278,900		Bank of Beijing Co Ltd	240
938,000		Bank of China Ltd	511
126,837,572		Bank of China Ltd (Hong Kong)	53,521
16,567		Bank of Commerce Holdings	177
1,230,900		Bank of Communications Co Ltd	1,098
20,799,946		Bank of Communications Co Ltd (Hong Kong)	15,794
1,465,182		Bank of East Asia Ltd	4,097
53,685		Bank of Georgia Group plc	1,021
35,600		Bank of Hangzhou Co Ltd	43
17,876		Bank of Hawaii Corp	1,482
11,873,133		Bank of Ireland Group plc	62,116
7,600		Bank of Iwate Ltd	198
79,700		Bank of Jiangsu Co Ltd	84
326,655		Bank of Kaohsiung	101
329,397		Bank of Kyoto Ltd	12,771
14,389		Bank of Marin Bancorp	590
785,456		Bank of Montreal	59,331
6,099	e	Bank of Nagoya Ltd	193
194,100		Bank of Nanjing Co Ltd	234
131,000		Bank of Ningbo Co Ltd	463
1,270,110		Bank of Nova Scotia	68,222
249,471		Bank of NT Butterfield & Son Ltd	8,472
12,100		Bank of Okinawa Ltd	369
6,424		Bank of Princeton	193
571,017		Bank of Queensland Ltd	3,824
6,654		Bank of Saga Ltd	95
139,860		Bank of Shanghai Co Ltd	242
1,199,678		Bank of the Philippine Islands	1,839
111,100		Bank of the Ryukyus Ltd	1,188
131,725		Bank OZK	3,964
311,458		Bank Pekao S.A.	9,333
44,073,357		Bank Rakyat Indonesia	13,607
886,400	*	Bank Tabungan Pensiunan Nasional Syariah Tbk PT	216
29,238		Bank Zachodni WBK S.A.	2,907
4,264	*	Bank7 Corp	79
7

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
62,992		BankFinancial Corp	$881
236,031		Bankia S.A.	557
223,946		Bankinter S.A.	1,544
369,909		BankUnited	12,481
8,216		Bankwell Financial Group, Inc	236
37,004		Banner Corp	2,004
1,932		Banque Cantonale Vaudoise	1,504
246,931		Banque Saudi Fransi	2,783
20,818		Bar Harbor Bankshares	554
1,678,056		Barclays plc	3,192
807,115	g	BAWAG Group AG.	33,806
14,561	*	Baycom Corp	319
986,649		BB&T Corp	48,474
47,400		BBVA Banco Frances S.A. (ADR)	537
17,205		BCB Bancorp, Inc	238
164,811		Bendigo Bank Ltd	1,341
193,453		Berkshire Hills Bancorp, Inc	6,072
799,417		BNP Paribas	37,897
8,518,999		BOC Hong Kong Holdings Ltd	33,541
22,495		BOK Financial Corp	1,698
182,777		Boston Private Financial Holdings, Inc	2,206
9,082	*	BRE Bank S.A.	1,046
22,119		Bridge Bancorp, Inc	652
43,189	*	Bridgewater Bancshares, Inc	498
361,771		Brookline Bancorp, Inc	5,564
23,961		Bryn Mawr Bank Corp	894
198,992		BS Financial Group, Inc	1,291
4,599,162		Bumiputra-Commerce Holdings BHD	5,991
13,551	e	Business First Bancshares, Inc	345
27,822	*	Byline Bancorp, Inc	532
4,424		C&F Financial Corp	242
240,464		Cadence BanCorp	5,002
4,727,340		CaixaBank S.A.	13,558
4,660	e	Cambridge Bancorp	380
24,649		Camden National Corp	1,131
12,903		Can Fin Homes Ltd	67
362,408	e	Canadian Imperial Bank of Commerce	28,499
115,255	e	Canadian Western Bank	2,629
144,900	*	Canara Bank	597
8,377	*	Capital Bancorp, Inc	103
15,604		Capital City Bank Group, Inc	388
108,898		Capitec Bank Holdings Ltd	10,041
139,073		Capitol Federal Financial	1,915
17,504		Capstar Financial Holdings, Inc	265
24,808		Carolina Financial Corp	871
24,921	*	Carter Bank & Trust	492
288,247		Cathay General Bancorp	10,351
23,599		CBTX, Inc	664
224,631		Centerstate Banks of Florida, Inc	5,173
334,396		Central Pacific Financial Corp	10,018
13,777		Central Valley Community Bancorp	296
3,446		Century Bancorp, Inc	303
3,439,545		Chang Hwa Commercial Bank	2,321
245,951	g	Charter Court Financial Services Group plc	926
8

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
271,072		Chemical Financial Corp	$11,144
4,277		Chemung Financial Corp	207
280,913		Chiba Bank Ltd	1,376
30,675,481		China Citic Bank	17,469
71,200		China CITIC Bank Corp Ltd	62
278,100		China Construction Bank Corp	302
137,704,359		China Construction Bank Corp (Hong Kong)	118,702
11,213,577		China Development Financial Holding Corp	3,423
1,292,500		China Everbright Bank Co Ltd	718
6,591,685		China Everbright Bank Co Ltd (Hong Kong)	3,022
4,532,896		China Merchants Bank Co Ltd	22,494
570,500		China Merchants Bank Co Ltd (Class A)	2,994
968,000		China Minsheng Banking Corp Ltd	896
6,544,671		China Minsheng Banking Corp Ltd (Hong Kong)	4,532
17,939,781		Chinatrust Financial Holding Co	12,336
2,124,584		Chongqing Rural Commercial Bank	1,156
88,000		Chugoku Bank Ltd	777
5,200		Chukyo Bank Ltd	107
376,889		CIT Group, Inc	19,802
10,737,364		Citigroup, Inc	751,938
14,722		Citizens & Northern Corp	388
3,827,494		Citizens Financial Group, Inc	135,340
17,034	e	City Holding Co	1,299
352,441		City Union Bank Ltd	1,113
18,732		Civista Bancshares, Inc	421
20,150		CNB Financial Corp	569
9,070	*	Coastal Financial Corp	140
12,549		Codorus Valley Bancorp, Inc	289
21,905	*,e	Collector AB	125
7,690		Colony Bankcorp Inc	130
82,537		Columbia Banking System, Inc	2,986
68,069	*	Columbia Financial, Inc	1,028
16,983		Comdirect Bank AG.	191
185,452		Comerica, Inc	13,471
40,553		Commerce Bancshares, Inc	2,419
12,299		Commerce Union Bancshares, Inc	291
3,949,871	*	Commercial Bank of Qatar QSC	4,976
1,666,924		Commercial International Bank	7,368
1,275,639		Commerzbank AG.	9,161
1,610,989		Commonwealth Bank of Australia	93,741
56,402		Community Bank System, Inc	3,713
33,440		Community Bankers Trust Corp	283
5,882		Community Financial Corp	198
18,820		Community Trust Bancorp, Inc	796
458,619		Concordia Financial Group Ltd	1,712
270,770		ConnectOne Bancorp, Inc	6,136
46,530,347		Corpbanca S.A.	389
94,541		Credicorp Ltd (NY)	21,641
3,368,374		Credit Agricole S.A.	40,194
49,773		Credito Emiliano S.p.A.	240
3,988,352	*	Credito Valtellinese S.p.A	256
18,554		Cullen/Frost Bankers, Inc	1,738
124,699	*	Customers Bancorp, Inc	2,619
9

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
144,636		CVB Financial Corp	$3,042
742,710		CYBG plc	1,814
5,646,074	*,†	Cyprus Popular Bank Public Co Ltd	64
292,427		Dah Sing Banking Group Ltd	528
87,508		Dah Sing Financial Holdings Ltd	409
143,750		Daishi Hokuetsu Financial Group, Inc	3,688
270,699		Danske Bank AS	4,289
1,347,789		DBS Group Holdings Ltd	25,891
590,178	g	Deutsche Pfandbriefbank AG.	7,106
242,993		Development Credit Bank Ltd	835
51,229		Dewan Housing Finance Corp Ltd	53
118,220		DGB Financial Group Co Ltd	835
49,797		Dime Community Bancshares	946
3,596		DNB Financial Corp	160
519,223		DNB NOR Holding ASA	9,675
774,276		Doha Bank QSC	570
4,202,717	*	Dubai Islamic Bank PJSC	5,886
9,090,276		E.Sun Financial Holding Co Ltd	7,614
62,680		Eagle Bancorp, Inc	3,393
436,980		East West Bancorp, Inc	20,438
310,200	*	EastWest Banking Corp	70
33,000		Ehime Bank Ltd	320
7,976	*	Entegra Financial Corp	240
12,825		Enterprise Bancorp, Inc	407
77,329		Enterprise Financial Services Corp	3,217
14,876		Equitable Group, Inc	825
18,752	*	Equity Bancshares, Inc	500
1,183,335		Erste Bank der Oesterreichischen Sparkassen AG.	43,883
8,499	*	Esquire Financial Holdings, Inc	214
13,027		ESSA Bancorp, Inc	199
572,995	*	Essent Group Ltd	26,925
2,009,024	*	Eurobank Ergasias S.A.	1,977
6,233		Evans Bancorp, Inc	235
990,625		Far Eastern International Bank	392
11,446	e	Farmers & Merchants Bancorp, Inc	333
35,591		Farmers National Banc Corp	528
31,831		FB Financial Corp	1,165
62,186		Federal Agricultural Mortgage Corp (Class C)	4,518
2,119,616		Federal Bank Ltd	3,329
4,008	e	Fidelity D&D Bancorp, Inc	269
32,797		Fidelity Southern Corp	1,016
3,401,813		Fifth Third Bancorp	94,911
25,437		Financial Institutions, Inc	741
496,948		FinecoBank Banca Fineco S.p.A	5,544
125,000		First Bancorp (NC)	4,552
807,961		First Bancorp (Puerto Rico)	8,920
13,828		First Bancorp, Inc	371
22,341		First Bancshares, Inc	678
19,145		First Bank	225
157,731		First Busey Corp	4,166
12,107		First Business Financial Services, Inc	285
3,329	*	First Capital Inc	168
11,640	e	First Choice Bancorp	265
3,113		First Citizens Bancshares, Inc (Class A)	1,402
10

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
407,833		First Commonwealth Financial Corp	$5,494
20,352		First Community Bancshares, Inc	687
31,289		First Defiance Financial Corp	894
107,344		First Financial Bancorp	2,600
147,138	e	First Financial Bankshares, Inc	4,530
15,698		First Financial Corp	630
9,005,433		First Financial Holding Co Ltd	6,615
9,419		First Financial Northwest, Inc	133
76,139		First Foundation, Inc	1,023
6,495		First Guaranty Bancshares, Inc	135
142,673		First Hawaiian, Inc	3,691
123,887		First Horizon National Corp	1,850
201,436		First International Bank Of Israel Ltd	5,089
20,135		First Internet Bancorp	434
85,230		First Interstate Bancsystem, Inc	3,376
149,531		First Merchants Corp	5,667
16,892		First Mid-Illinois Bancshares, Inc	590
176,395		First Midwest Bancorp, Inc	3,611
22,794		First National Financial Corp	544
11,625		First Northwest Bancorp	189
36,806		First of Long Island Corp	739
284,661		First Republic Bank	27,797
102,890		Flagstar Bancorp, Inc	3,410
28,007		Flushing Financial Corp	622
102,795		FNB Corp	1,210
17,516	*	FNCB Bancorp Inc	136
39,308		Franklin Financial Network, Inc	1,095
4,319	*	Franklin Financial Services Corp	165
7,925		FS Bancorp, Inc	411
66,051		Fukuoka Financial Group, Inc	1,210
485,400		Fulton Financial Corp	7,946
12,840	*,e	FVCBankcorp, Inc	249
51,703	e	Genworth MI Canada, Inc	1,636
399,020	e	Genworth Mortgage Insurance Australia Ltd	788
24,940		German American Bancorp, Inc	751
124,738		Glacier Bancorp, Inc	5,058
12,201		Great Southern Bancorp, Inc	730
471,379		Great Western Bancorp, Inc	16,838
3,917		Greene County Bancorp, Inc	115
166,122		Gruh Finance Ltd	664
7,180,317		Grupo Aval Acciones y Valores	2,871
2,881,769		Grupo Financiero Banorte S.A. de C.V.	16,720
99,400		Grupo Financiero Galicia S.A. (ADR) (Class B)	3,529
2,231,565	e	Grupo Financiero Inbursa S.A.	3,228
532,640		Grupo Security S.A.	218
131,600	e	Grupo Supervielle S.A. (ADR)	1,037
9,137		Guaranty Bancshares, Inc	285
236,400		Gunma Bank Ltd	829
357,600		Habib Bank Ltd	254
217,300		Hachijuni Bank Ltd	887
313,829		Hana Financial Group, Inc	10,172
323,884		Hancock Holding Co	12,975
1,216,293		Hang Seng Bank Ltd	30,274
11

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
116,428		Hanmi Financial Corp	$2,593
19,234	*	HarborOne Bancorp, Inc	360
5,849	*	Hawthorn Bancshares Inc	157
40,511		HDFC Bank Ltd	1,435
52,455		Heartland Financial USA, Inc	2,346
294,080		Heritage Commerce Corp	3,602
38,419		Heritage Financial Corp	1,135
323,615		Hilltop Holdings, Inc	6,883
3,967		Hingham Institution for Savings	785
137,400		Hiroshima Bank Ltd	663
51,300		Hokkoku Bank Ltd	1,446
295,700		Hokuhoku Financial Group, Inc	3,081
8,169		Home Bancorp, Inc	314
336,516		Home Bancshares, Inc	6,481
79,776	*	Home Capital Group, Inc	1,181
28,828	*	HomeStreet, Inc	854
67,430		HomeTrust Bancshares, Inc	1,695
552,496		Hong Leong Bank BHD	2,542
102,956		Hong Leong Credit BHD	462
136,404		Hope Bancorp, Inc	1,880
106,095		Horizon Bancorp	1,734
2,245,359		Housing Development Finance Corp	71,297
15,508	*	Howard Bancorp, Inc	235
6,462,623		HSBC Holdings plc	53,939
5,090,725		Hua Nan Financial Holdings Co Ltd	3,419
218,500	*	Huaxia Bank Co Ltd	245
771,227		Huntington Bancshares, Inc	10,658
509,692		Hyakugo Bank Ltd	1,579
12,300		Hyakujushi Bank Ltd	246
182,046		IBERIABANK Corp	13,808
2,461,613		ICICI Bank Ltd	15,584
199,071		ICICI Bank Ltd (ADR)	2,506
7,839,065		IDFC Bank Ltd	4,913
83,020		Independent Bank Corp (MA)	6,322
137,298		Independent Bank Corp (MI)	2,992
90,469		Independent Bank Group, Inc	4,972
154,423		India Infoline Ltd	318
43,130		Indian Bank	162
113,226,806		Industrial & Commercial Bank of China	82,647
1,521,300		Industrial & Commercial Bank of China Ltd	1,306
561,740		Industrial Bank Co Ltd	1,498
171,540		Industrial Bank of Korea	2,088
14,604,492		ING Groep NV	169,175
83,182		International Bancshares Corp	3,137
11,142		Investar Holding Corp	266
6,216,765		Investimentos Itau S.A. - PR	20,869
561,127		Investors Bancorp, Inc	6,257
541,290	*,†	Irish Bank Resolution Corp Ltd	0
832,741		Israel Discount Bank Ltd	3,395
137,000		Iyo Bank Ltd	693
99,074	*	Jammu & Kashmir Bank Ltd	58
206,804		Japan Post Bank Co Ltd	2,101
382,259		JB Financial Group Co Ltd	1,958
7,801,311		JPMorgan Chase & Co	872,186
12

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
72,955		Juroku Bank Ltd	$1,489
39,179		Jyske Bank	1,359
118,740		Kansai Mirai Financial Group, Inc	763
729,005		Karnataka Bank Ltd	1,098
506,089		Karur Vysya Bank Ltd	518
1,868,200		Kasikornbank PCL - NVDR	11,459
1,692,397		Kasikornbank PCL (Foreign)	10,464
642,233		KB Financial Group, Inc	25,458
156,673		KBC Groep NV	10,282
191,888		Kearny Financial Corp	2,550
54,100		Keiyo Bank Ltd	317
610,725		Keycorp	10,840
138,732		Kiatnakin Bank PCL (Foreign)	315
475,000		King’s Town Bank	517
41,200		Kiyo Bank Ltd	526
52,393		Komercni Banka AS	2,088
2,189,924		Krung Thai Bank PCL (Foreign)	1,392
1,035,600		Kyushu Financial Group, Inc	4,105
179,060		Lakeland Bancorp, Inc	2,892
87,195		Lakeland Financial Corp	4,083
55,342	e	Laurentian Bank of Canada	1,901
11,602		LCNB Corp	220
237,433		LegacyTexas Financial Group, Inc	9,666
1,861	*,e	LendingTree, Inc	782
6,471		Level One Bancorp, Inc	162
1,129,294		Liberbank S.A.	487
250,139		LIC Housing Finance Ltd	2,012
14,344		Liechtensteinische Landesbank AG.	913
32,298	e	Live Oak Bancshares, Inc	554
90,389,605		Lloyds TSB Group plc	64,919
22,643		Luther Burbank Corp	247
866,376		M&T Bank Corp	147,345
36,477		Macatawa Bank Corp	374
9,509		Mackinac Financial Corp	150
7,389	*	MainStreet Bancshares Inc	168
3,698,245		Malayan Banking BHD	7,951
592,601		Malaysia Building Society	129
7,559	*	Malvern Bancorp, Inc	166
3,356,890	*	Masraf Al Rayan	3,513
18,268		MBT Financial Corp	183
281,300		MCB Bank Ltd	307
5,587,086		Mediobanca S.p.A.	57,613
8,822,214		Mega Financial Holding Co Ltd	8,781
25,275		Mercantile Bank Corp	823
12,270		Merchants Bancorp	209
356,926		Meridian Bancorp, Inc	6,385
125,399		Meta Financial Group, Inc	3,517
64,671	*	Metro Bank plc	432
4,133,268		Metropolitan Bank & Trust	5,752
27,339	*	Metropolitan Bank Holding Corp	1,203
248,766	*	MGIC Investment Corp	3,269
7,913	e	Mid Penn Bancorp, Inc	197
23,689		Midland States Bancorp, Inc	633
13

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
27,547	e	Midsouth Bancorp, Inc	$326
16,890		MidWestOne Financial Group, Inc	472
5,226,060		Mitsubishi UFJ Financial Group, Inc	24,892
173,103		Mitsui Trust Holdings, Inc	6,289
24,000		Miyazaki Bank Ltd	538
24,253	*	Mizrahi Tefahot Bank Ltd	560
9,927,044		Mizuho Financial Group, Inc	14,435
5,011	*	MMA Capital Holdings Inc	168
8,754,023	g	Moneta Money Bank AS	30,000
81,463	*	Mr Cooper Group, Inc	653
83,568		Musashino Bank Ltd	1,581
8,951		MutualFirst Financial, Inc	305
11,267		MVB Financial Corp	191
13,892		Nanto Bank Ltd	302
2,016,190		National Australia Bank Ltd	37,872
248,193		National Bank Holdings Corp	9,009
2,406,726	*	National Bank of Abu Dhabi PJSC	9,756
402,721		National Bank of Canada	19,131
474,825	*	National Bank of Greece S.A.	1,301
213,000	*	National Bank Of Pakistan	45
9,148		National Bankshares, Inc	356
702,122		National Commercial Bank	10,372
83,016		NBT Bancorp, Inc	3,114
433,789		Nedbank Group Ltd	7,803
243,446		New York Community Bancorp, Inc	2,430
320,299	g	NIBC Holding NV	2,872
16,959	*	Nicolet Bankshares, Inc	1,052
422,160		Nishi-Nippon Financial Holdings, Inc	3,044
250,647	*	NMI Holdings, Inc	7,116
702,801		Nordea Bank Abp	5,103
1,160,400		North Pacific Bank Ltd	2,764
10,353		Northeast Bank	286
51,540		Northfield Bancorp, Inc	805
9,307		Northrim BanCorp, Inc	332
105,103		Northwest Bancshares, Inc	1,851
175,205	*	Norwegian Finans Holding ASA	1,275
7,891	e	Norwood Financial Corp	275
650,000	g	Nova Ljubljanska (GDR)	8,722
131,898		Nova Ljubljanska Banka dd (ADR)	1,740
9,809	e	Oak Valley Bancorp	192
746,000		O-Bank Co Ltd	198
130,204		OceanFirst Financial Corp	3,236
367	*	Ocwen Financial Corp	1
387,331		OFG Bancorp	9,207
19,600		Ogaki Kyoritsu Bank Ltd	431
4,285	e	Ohio Valley Banc Corp	165
7,800		Oita Bank Ltd	219
19,735		Old Line Bancshares, Inc	525
189,355		Old National Bancorp	3,141
89,168		Old Second Bancorp, Inc	1,139
906,345		OneSavings Bank plc	4,174
12,867		OP Bancorp	139
20,759		Opus Bank	438
19,253	e	Origin Bancorp, Inc	635
14

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
40,356		Oritani Financial Corp	$716
11,887		Orrstown Financial Services, Inc	261
319,125		OTP Bank	12,708
3,437,156	e	Oversea-Chinese Banking Corp	28,993
20,235	*	Pacific Mercantile Bancorp	167
234,621		Pacific Premier Bancorp, Inc	7,245
47,462		PacWest Bancorp	1,843
467,843		Paragon Group of Cos plc	2,607
15,319		Park National Corp	1,523
8,419		Parke Bancorp, Inc	202
16,105	*	PCB Bancorp	274
29,941		PCSB Financial Corp	606
13,112	*	PDL Community Bancorp	187
66,977		Peapack Gladstone Financial Corp	1,883
6,026		Penns Woods Bancorp, Inc	273
25,675		PennyMac Financial Services, Inc	569
7,484		Peoples Bancorp of North Carolina, Inc	225
73,968		Peoples Bancorp, Inc	2,386
9,704		Peoples Financial Services Corp	437
196,438		People’s United Financial, Inc	3,296
20,325		People’s Utah Bancorp	598
5,482,212	*	Permanent TSB Group Holdings plc	7,605
739,200		Ping An Bank Co Ltd	1,486
24,844		Pinnacle Financial Partners, Inc	1,428
131,033	*	Piraeus Bank S.A.	457
47,948	g	PNB Housing Finance Ltd	538
1,369,312		PNC Financial Services Group, Inc	187,979
278,936		Popular, Inc	15,129
7,403,000	g	Postal Savings Bank of China Co Ltd	4,399
839,560		Powszechna Kasa Oszczednosci Bank Polski S.A.	9,636
35,608		Preferred Bank	1,682
15,508		Premier Financial Bancorp, Inc	233
22,704	e	Prosperity Bancshares, Inc	1,500
4,425	*	Provident Bancorp, Inc	124
6,095		Provident Financial Holdings, Inc	128
223,282		Provident Financial Services, Inc	5,415
11,866		Prudential Bancorp, Inc	224
7,316,674		PT Bank Central Asia Tbk	15,527
1,190,700		PT Bank Jabar Banten Tbk	142
46,939,891		PT Bank Mandiri Persero Tbk	26,650
6,224,319		PT Bank Negara Indonesia	4,055
1,697,700		PT Bank Pembangunan Daerah Jawa Timur Tbk	76
3,028,100		PT Bank Tabungan Negara Tbk	528
3,095,684		Public Bank BHD	17,238
1,158,300	*	Qatar Islamic Bank SAQ	5,271
5,599,612	*	Qatar National Bank	29,275
59,715		QCR Holdings, Inc	2,082
605,231		Radian Group, Inc	13,830
707,531		Raiffeisen International Bank Holding AG.	16,613
19,415		RBB Bancorp	375
247,749	g	RBL Bank Ltd	2,292
723	*	Red River Bancshares Inc	35
1,212,400		Regional SAB de C.V.	6,249
15

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
977,216		Regions Financial Corp	$14,600
113,586		Renasant Corp	4,082
12,901		Republic Bancorp, Inc (Class A)	642
53,545	*	Republic First Bancorp, Inc	263
1,426,875		Resona Holdings, Inc	5,952
2,247,777		RHB Capital BHD	3,041
25,906		Ringkjoebing Landbobank A.S.	1,682
23,779		Riverview Bancorp, Inc	203
491,632		Riyad Bank	3,523
5,200	*,†	Roskilde Bank	0
1,608,865		Royal Bank of Canada	127,857
1,768,898		Royal Bank of Scotland Group plc	4,934
37,753		S&T Bancorp, Inc	1,415
423,644		Samba Financial Group	3,997
47,200		San ju San Financial Group, Inc	649
180,084		Sandy Spring Bancorp, Inc	6,281
78,300		San-In Godo Bank Ltd	503
150,843		Saudi British Bank	1,668
8,358		SB One Bancorp	187
4,682,684	*	Sberbank of Russia (ADR)	71,551
52,528	*	Seacoast Banking Corp of Florida	1,336
182,280		Security Bank Corp	605
16,921	*	Select Bancorp, Inc	194
931,880		Senshu Ikeda Holdings, Inc	1,724
76,616		ServisFirst Bancshares, Inc	2,625
1,864,363		Seven Bank Ltd	4,886
4,071,000		Shanghai Commercial & Savings Bank Ltd	7,376
598,500		Shanghai Pudong Development Bank Co Ltd	1,019
128,800		Shiga Bank Ltd	2,997
18,700		Shikoku Bank Ltd	157
551,564		Shinhan Financial Group Co Ltd	21,453
267,506		Shinsei Bank Ltd	4,163
1,211,137		Shizuoka Bank Ltd	8,944
15,210		Shore Bancshares, Inc	249
551,700		Siam Commercial Bank PCL (ADR)	2,511
802,997		Siam Commercial Bank PCL (Foreign)	3,653
18,589		Sierra Bancorp	504
155,901		Signature Bank	18,839
104,894		Simmons First National Corp (Class A)	2,440
7,227,554		SinoPac Financial Holdings Co Ltd	3,038
46,210	g	Skandiabanken ASA	394
1,887,696		Skandinaviska Enskilda Banken AB (Class A)	17,478
16,290	*	SmartFinancial, Inc	353
120,962		Societe Generale	3,053
2,686,305		South Indian Bank Ltd	506
3,597	*	South Plains Financial Inc	59
38,585		South State Corp	2,843
11,484	*	Southern First Bancshares, Inc	450
8,703		Southern Missouri Bancorp, Inc	303
50,377		Southern National Bancorp of Virginia, Inc	771
33,285		Southside Bancshares, Inc	1,078
56,415		Spar Nord Bank AS	497
36,004		Sparebank Oestlandet	359
403,265		SpareBank SR-Bank ASA	4,916
16

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
389,336		Sparebanken Midt-Norge	$4,459
332,002		Sparebanken Nord-Norge	2,645
12,785	*	Spirit of Texas Bancshares, Inc	288
1,553		St Galler Kantonalbank	700
2,144,472		Standard Bank Group Ltd	29,958
5,014,074		Standard Chartered plc	45,487
1,585,390	*	State Bank of India	8,296
37,694		Sterling Bancorp, Inc	376
115,241		Sterling Bancorp/DE	2,452
56,296		Stock Yards Bancorp, Inc	2,035
3,783,019		Sumitomo Mitsui Financial Group, Inc	134,092
14,811		Summit Financial Group, Inc	398
1,164,938		SunTrust Banks, Inc	73,216
95,800	*,e	Suruga Bank Ltd	357
26,922	*	SVB Financial Group	6,046
144,708		Svenska Handelsbanken AB	1,428
86,919		Swedbank AB (A Shares)	1,308
35,842	e	Sydbank AS	684
141,426		Synovus Financial Corp	4,950
1,142,847		Taichung Commercial Bank	460
6,091,699		Taishin Financial Holdings Co Ltd	2,807
3,864,815		Taiwan Business Bank	1,701
12,229,015		Taiwan Cooperative Financial Holding	8,196
81,471		TCF Financial Corp	1,694
250,000	g	TCS Group Holding plc (ADR)	4,500
385,652		TCS Group Holding plc (ADR)	7,559
8,426		Territorial Bancorp, Inc	260
13,887	*	Texas Capital Bancshares, Inc	852
14,365	*	Texcell-NetCom Co Ltd	279
160,062	e	TFS Financial Corp	2,892
2,039,500		Thanachart Capital PCL	3,692
252,997	*	The Bancorp, Inc	2,257
140,243	e	Timbercreek Financial Corp	1,016
8,431		Timberland Bancorp, Inc	252
230,580		Tisco Bank PCL	703
8,941,987		TMB Bank PCL (Foreign)	572
103,400		Toho Bank Ltd	246
90,493	e	Tokyo TY Financial Group, Inc	1,424
159,400		Tomony Holdings, Inc	536
60,591		Tompkins Trustco, Inc	4,944
2,559,169		Toronto-Dominion Bank	149,538
16,200		Towa Bank Ltd	103
90,559		TowneBank	2,470
68,884		Trico Bancshares	2,604
68,330	*	Tristate Capital Holdings, Inc	1,458
27,210	*	Triumph Bancorp, Inc	790
171,616		Trustco Bank Corp NY	1,359
107,082		Trustmark Corp	3,560
7,878,237	*	Turkiye Garanti Bankasi AS	12,371
291,742		Turkiye Halk Bankasi AS	289
3,742,868	*	Turkiye Is Bankasi (Series C)	3,903
11,316,703		Turkiye Sinai Kalkinma Bankasi AS	1,444
146,154		UMB Financial Corp	9,620
17

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
77,753		Umpqua Holdings Corp	$1,290
494,238	g	Unicaja Banco S.A.	441
4,750,704	e	UniCredit S.p.A.	58,476
733,123	*	Union Bank of India	861
689,000		Union Bank Of Taiwan	260
5,280	e	Union Bankshares, Inc	195
1,071,600		United Bank Ltd	989
111,029		United Bankshares, Inc	4,118
230,671		United Community Banks, Inc	6,588
142,019		United Community Financial Corp	1,359
151,835		United Financial Bancorp, Inc (New)	2,153
1,762,766		United Overseas Bank Ltd	34,078
21,630		United Security Bancshares	246
10,182		Unity Bancorp, Inc	231
98,167		Univest Corp of Pennsylvania	2,578
5,375,640		US Bancorp	281,684
9,120		Valiant Holding	990
363,543	e	Valley National Bancorp	3,919
300,135		Van Lanschot Kempen NV (ADR)	6,794
87,931		Veritex Holdings, Inc	2,282
179,422	*	VTB Bank	226
4,215,097		VTB Bank OJSC (GDR)	5,312
168,746		Walker & Dunlop, Inc	8,979
88,293		Washington Federal, Inc	3,084
25,855		Washington Trust Bancorp, Inc	1,349
42,488		Waterstone Financial, Inc	725
79,510		Webster Financial Corp	3,798
8,731,821		Wells Fargo & Co	413,190
88,374		WesBanco, Inc	3,407
27,768		West Bancorporation, Inc	589
28,093	e	Westamerica Bancorporation	1,731
510,505	*	Western Alliance Bancorp	22,830
31,465		Western New England Bancorp, Inc	294
3,257,406		Westpac Banking Corp	64,921
64,132		Wintrust Financial Corp	4,692
526,825	*	Woori Financial Group, Inc	6,411
298,455		WSFS Financial Corp	12,326
12,600		Yamagata Bank Ltd	189
130,100		Yamaguchi Financial Group, Inc	890
14,600		Yamanashi Chuo Bank Ltd	158
19,895,089		Yes Bank Ltd	31,327
1,228,697		Zions Bancorporation	56,495
		TOTAL BANKS	8,215,000

CAPITAL GOODS - 7.7%
789,432		3M Co	136,840
262,464		A.O. Smith Corp	12,378
68,608		Aalberts Industries NV	2,693
46,106		Aaon, Inc	2,314
170,783		AAR Corp	6,283
1,919,391		ABB Ltd	38,480
1,850,287		Aboitiz Equity Ventures, Inc	1,986
189,000		AcBel Polytech, Inc	124
381,663		ACS Actividades Construccion y Servicios S.A.	15,270
18

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
59,588		Actuant Corp (Class A)	$1,478
17,266		Acuity Brands, Inc	2,381
536,625		Adani Enterprises Ltd	1,169
79,762		Advan Co Ltd	785
216,987		Advanced Drainage Systems, Inc	7,115
61,800		AECC Aviation Power Co Ltd	205
442,067	*	Aecom Technology Corp	16,732
106,935		Aecon Group, Inc	1,565
32,640	*	Aegion Corp	601
152,316	*	AerCap Holdings NV	7,922
82,609	*	Aerojet Rocketdyne Holdings, Inc	3,698
24,412	*	Aerovironment, Inc	1,386
26,755		AFG Arbonia-Forster Hldg	354
24,218	e	AG Growth International Inc	1,017
31,502		AGCO Corp	2,444
46,489		AIA Engineering Ltd	1,208
28,799		Aica Kogyo Co Ltd	965
16,400		Aichi Corp	106
34,400		Aida Engineering Ltd	267
175,180		Air Lease Corp	7,242
1,285,063		Airbus SE	181,864
53,649		Aircastle Ltd	1,141
108,000		Airtac International Group	1,214
9,878		Alamo Group, Inc	987
201,572		Albany International Corp (Class A)	16,712
273,354		Alfa Laval AB	5,973
5,225,814		Alfa S.A. de C.V. (Class A)	5,135
21,289	e,g	Alimak Group AB	327
458,900		Allegion plc	50,731
22,773,983		Alliance Global Group, Inc	6,857
27,714		Allied Motion Technologies, Inc	1,050
655,368		Allison Transmission Holdings, Inc	30,376
23,933		Alstom Projects India Ltd	301
172,946		Alstom RGPT	8,016
70,653		Alstom T&D India Ltd	243
105,376		Altra Holdings, Inc	3,781
130,922		Amada Co Ltd	1,480
8,474		Amara Raja Batteries Ltd	76
25,611	*	Ameresco, Inc	377
21,538	*	American Superconductor Corp	200
16,175	*	American Woodmark Corp	1,369
343,533		Ametek, Inc	31,207
3,180		Andritz AG.	120
14,200		Anest Iwata Corp	127
26,357		Apogee Enterprises, Inc	1,145
158,705		Applied Industrial Technologies, Inc	9,765
25,828	*	Aprogen KIC, Inc	61
335,751		Arabtec Holding Co	138
264,996	e	Arcadis NV	5,026
1,385,166		Arconic, Inc	35,765
211,806		Arcosa, Inc	7,970
15,018		Argan, Inc	609
193,504	*	Armstrong Flooring, Inc	1,906
19

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
83,287		Armstrong World Industries, Inc	$8,096
23,300		Asahi Diamond Industrial Co Ltd	142
191,252		Asahi Glass Co Ltd	6,625
351,232		Aselsan Elektronik Sanayi Ve Ticaret AS	1,089
1,294,498		Ashok Leyland Ltd	1,636
40,954		Ashoka Buildcon Ltd	83
1,651,841		Ashtead Group plc	47,327
13,604		Ashtrom Group Ltd	105
1,579,438		Assa Abloy AB	35,636
26,609		Astec Industries, Inc	866
51,510		Astral Polytechnik Ltd	990
117,615	*	Astronics Corp	4,730
653,150	*	Atkore International Group, Inc	16,897
59,601		Atlas Copco AB (A Shares)	1,910
15,994		Atlas Copco AB (B Shares)	460
97,707	*	ATS Automation Tooling Systems, Inc	1,589
5,293	g	Aumann AG.	113
89,200		AVIC Aircraft Co Ltd	205
12,400	*	AVIC Shenyang Aircraft Co Ltd	53
1,828,019		AviChina Industry & Technology Co	999
81,503	*,e	Axon Enterprise, Inc	5,233
223,077		AZZ, Inc	10,266
47,261		Badger Daylighting Ltd	1,724
3,727,079		BAE Systems plc	23,424
571,413		Balfour Beatty plc	1,757
251,135	*,e	Ballard Power Systems, Inc	1,026
20,500		Bando Chemical Industries Ltd	194
100,000	*	Baoye Group Co Ltd	70
260,749		Barloworld Ltd	2,364
104,717		Barnes Group, Inc	5,900
7,813		BayWa AG.	226
75,339	*	Beacon Roofing Supply, Inc	2,766
3,363		BEML Ltd	44
1,156,837	*	Berjaya Corp BHD	73
667,000		BES Engineering Corp	167
201,088		Besalco S.A.	190
12,107		BGF Co Ltd	78
6,599,136		Bharat Electronics Ltd	10,757
229,763		Bidvest Group Ltd	3,092
8,354	e	Biesse S.p.A.	107
272,570		Bizlink Holdings Inc	1,894
62,009	*	Bloom Energy Corp	761
28,154	*	Blue Bird Corp	554
10,802		Blue Star Ltd	121
10,340	*,e	BlueLinx Holdings, Inc	205
464,432	*	BMC Stock Holdings, Inc	9,846
4,385	e	Bobst Group AG.	325
238,700	g	BOC Aviation Ltd	2,000
335,578		Bodycote plc	3,527
1,356,602		Boeing Co	493,817
2,009,725	*	Bombardier, Inc	3,376
112,480	e	Boskalis Westminster	2,595
3,439		Bossard Holding AG.	535
58,056		Bouygues S.A.	2,150
20

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
17,868		Brenntag AG.	$877
48,821		Briggs & Stratton Corp	500
286,000		Brighton-Best International Taiwan, Inc	325
15,414		Bucher Industries AG.	5,311
21,224		Budimex S.A.	773
21,040		Bufab AB	242
560,769	*	Builders FirstSource, Inc	9,455
233,300		Bunka Shutter Co Ltd	1,771
316,092		Bunzl plc	8,340
18,017		Burckhardt Compression Holding AG.	4,789
2,400	e	Burkhalter Holding AG.	189
51,964	e	BWX Technologies, Inc	2,707
306,775		CAE, Inc	8,248
77,925	e	Caesarstone Sdot-Yam Ltd	1,171
17,396	*	CAI International, Inc	432
61,264		Carbone Lorraine	2,350
23,441		Carborundum Universal Ltd	121
28,257		Cargotec Corp (B Shares)	1,074
182,618		Carlisle Cos, Inc	25,641
1,548,450		Caterpillar, Inc	211,038
179,300		Central Glass Co Ltd	3,994
2,492		Cera Sanitaryware Ltd	108
542,825		CH Karnchang PCL	523
39,331	*	Chart Industries, Inc	3,024
243,474		Cheil Industries, Inc	20,199
463,837		Chemring Group plc	1,087
424,844		Chicony Power Technology Co Ltd	670
1,020,500		China Aircraft Leasing Group Holdings Ltd	1,078
72,900		China Avionics Systems Co Ltd	158
102,900		China Communications Construction Co Ltd	170
4,128,192		China Communications Construction Co Ltd (Hong Kong)	3,690
2,355,371		China Communications Services Corp Ltd	1,827
1,554,500		China Conch Venture Holdings Ltd	5,492
153,875		China Fangda Group Co Ltd	67
93,100	*	China Gezhouba Group Co Ltd	85
196,000	e	China High Speed Transmission Equipment Group Co Ltd	128
95,040		China International Marine Containers Group Co Ltd	148
185,100		China National Chemical Engineering Co Ltd	162
5,993,943		China Railway Construction Corp	7,344
300,200		China Railway Construction Corp Ltd	436
3,056,127		China Railway Group Ltd	2,324
621,100		China Shipbuilding Industry Co Ltd	503
188,080	†	China Singyes Solar Technologies Holdings Ltd	12
28,700		China Spacesat Co Ltd	94
862,260		China State Construction Engineering Corp Ltd	723
1,572,685		China State Construction International Holdings Ltd	1,615
109,339		China Yuchai International Ltd	1,639
325,100	e	Chiyoda Corp	874
15,400		Chiyoda Integre Co Ltd	283
31,300		Chori Co Ltd	499
17,100		Chudenko Corp	356
21

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
377,988		CIMIC Group Ltd	$11,886
23,207	*	CIRCOR International, Inc	1,068
9,657,796		Citic Pacific Ltd	13,900
1,285,000		Citic Resources Holdings Ltd	102
11,296		CJ Corp	990
1,833	*,†	CJ Corp (Preference)	58
3,687,524		CK Hutchison Holdings Ltd	36,373
25,500		CKD Corp	260
15,184	*,e	Climeon AB	143
5,025,074		CNH Industrial NV	51,624
3,368,510		CNH Industrial NV (NYSE)	34,628
1,383,390	*	Cobham plc	1,872
17,099	g	Cochin Shipyard Ltd	94
295,032	*,e	Colfax Corp	8,270
91,947		Columbus McKinnon Corp	3,859
331,554		Comfort Systems USA, Inc	16,906
110,830	*	Commercial Vehicle Group, Inc	889
1,724,916		Compagnie de Saint-Gobain	67,358
4,138		Compagnie d’Entreprises CFE	393
179,000		COMSYS Holdings Corp	4,549
11,673		Concrete Pumping Holdings Inc	60
61,911		Construcciones y Auxiliar de Ferrocarriles S.A.	2,840
26,739	*	Construction Partners Inc	402
6,300	*	Contemporary Amperex Technology Co Ltd	63
74,059	*	Continental Building Products, Inc	1,968
2,011,450		Continental Engineering Corp	1,111
2,985		Conzzeta AG.	2,532
49,004	*	Cornerstone Building Brands, Inc	286
9,185	e	Cosel Co Ltd	98
75,431		Costain Group plc	167
116,835		Cramo Oyj (Series B)	2,774
105,684		Crane Co	8,818
192,522	*	Crompton Greaves Ltd	80
4,139,321		CRRC Corp Ltd	3,460
843,300		CRRC Corp Ltd (Class A)	995
2,882		CS Wind Corp	107
120,746	*	CSBC Corp Taiwan	103
70,467		CSW Industrials, Inc	4,802
1,835,000		CTCI Corp	2,733
33,759		Cubic Corp	2,177
178,076		Cummins, Inc	30,512
225,389		Curtiss-Wright Corp	28,654
27,286		Daelim Industrial Co	2,721
4,368		Daetwyler Holding AG.	666
156,351	*	Daewoo Engineering & Construction Co Ltd	670
59,531		Daewoo International Corp	948
33,159	*	Daewoo Shipbuilding & Marine Engineering Co Ltd	940
7,300		Dai-Dan Co Ltd	156
129,773		Daifuku Co Ltd	7,330
9,628		Daihen Corp	277
10,900		Daiho Corp	274
4,500		Daiichi Jitsugyo Co Ltd	129
204,968		Daikin Industries Ltd	26,838
16,800		Daiwa Industries Ltd	175
22

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
6,108		Danieli & Co S.p.A.	$112
21,030		Danieli & Co S.p.A. (RSP)	264
4,538		Dassault Aviation S.A.	6,522
92,825		DCC plc	8,281
1,332,691		Deere & Co	220,840
7,900		Denyo Co Ltd	107
712,583		Deutz AG.	6,932
68,986	g	Dilip Buildcon Ltd	486
327,314		Diploma plc	6,365
111,094	*,e	DIRTT Environmental Solutions	632
4,208,780		DMCI Holdings, Inc	846
4,477,895		Dogan Sirketler Grubu Holdings	881
57,433		Donaldson Co, Inc	2,921
13,400	*	Dongfang Electric Corp Ltd	21
58,608		Doosan Bobcat, Inc	1,848
56,144	*	Doosan Heavy Industries and Construction Co Ltd	302
73,711	*,e	Doosan Infracore Co Ltd	398
23,044		Douglas Dynamics, Inc	917
770,080		Dover Corp	77,162
392,953	*,†	Drake & Scull International PJSC	30
1,716,075	*	Drone Delivery Canada Corp	1,494
995,452		Dubai Investments PJSC	333
39,332	*	Ducommun, Inc	1,773
44,086		Duerr AG.	1,506
109,509	*	DXP Enterprises, Inc	4,149
32,857	*	Dycom Industries, Inc	1,934
1,303,200		Dynasty Ceramic PCL	88
7,360		Eastern Co	206
1,617,660		Eaton Corp	134,719
55,865		Ebara Corp	1,523
12,008		Eicher Motors Ltd	3,328
62,907		Eiffage S.A.	6,217
23,584		Elbit Systems Ltd	3,519
5,950		Elco Holdings Ltd	127
1,225		Electra Israel Ltd	342
876,721		ElSwedy Cables Holding Co	751
73,149	*,e,g	Eltel AB	185
340,194		EMCOR Group, Inc	29,971
849,972	*,e	Emeco Holdings Ltd	1,239
468,027		Emerson Electric Co	31,227
942,026		Empresa Brasileira de Aeronautica S.A.	4,762
87,470		Encore Wire Corp	5,124
29,054	*,e	Energous Corp	127
37,233	*,e	Energy Recovery, Inc	388
76,408		EnerSys	5,234
60,303		Engineers India Ltd	106
300,070	*,e	Enphase Energy, Inc	5,470
43,726		EnPro Industries, Inc	2,791
312,000		Enric Energy Equipment Holdings Ltd	252
379,529		Epiroc AB	3,765
142,227		Epiroc AB (Class A)	1,482
62,118		ESCO Technologies, Inc	5,132
151,615		Escorts Ltd	1,178
23

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
5,152	e	EVI Industries, Inc	$197
83,327	*	Evoqua Water Technologies Corp	1,187
33,333		Exco Technologies Ltd	197
12,261	e	FACC AG.	172
450,851		Famur S.A.	634
39,336	*	Fangda Carbon New Material Co Ltd	71
69,439		Fanuc Ltd	12,903
3,078,517		Far Eastern Textile Co Ltd	3,326
1,031,965		Fastenal Co	33,632
452,051		Federal Signal Corp	12,092
17,344		Feelux Co Ltd	85
2,086	e	Feintool International Holding AG.	148
23,917		Ferguson plc	1,703
384,811		Ferrovial S.A.	9,851
3,974	*,e	FIGEAC-AERO	52
339,030	e	Fincantieri S.p.A	380
416,478		Finmeccanica S.p.A.	5,284
235,912		Finning International, Inc	4,300
31,934		Finolex Cables Ltd	204
45,669		Flowserve Corp	2,406
23,666		FLSmidth & Co AS	1,072
28,121		Fluidra S.A.	372
251,887		Fluor Corp	8,486
150,920		Fomento de Construcciones y Contratas S.A.	2,010
1,624,983		Fortive Corp	132,469
257,727		Fortune Brands Home & Security, Inc	14,724
2,177,624	e	Fosun International	2,899
236,819	*	Foundation Building Materials, Inc	4,211
66,789		Franklin Electric Co, Inc	3,172
18,709		Fuji Electric Holdings Co Ltd	648
34,392		Fuji Machine Manufacturing Co Ltd	439
137,278		Fujikura Ltd	518
36,400		Fujitec Co Ltd	477
13,100		Fukuda Corp	557
7,000		Fukushima Industries Corp	231
7,017,500	*,e	Fullshare Holdings Ltd	436
15,700		Furukawa Co Ltd	204
61,300		Furukawa Electric Co Ltd	1,804
18,719		Futaba Corp/Chiba	245
76,953		Galliford Try plc	617
2,916,203		Gamuda BHD	2,651
27,659	*	Gardner Denver Holdings, Inc	957
80,254	*	Gates Industrial Corp plc	916
40,729		GATX Corp	3,229
43,478		Gayatri Projects Ltd	100
718,055		GEA Group AG.	20,379
3,539		Geberit AG.	1,654
38,700		Gecoss Corp	342
176,907	*	GEK Group of Cos S.A.	1,129
11,420	*	Gencor Industries, Inc	148
159,260	*	Generac Holdings, Inc	11,054
466,964		General Dynamics Corp	84,903
14,278,466		General Electric Co	149,924
13,523	*	General Finance Corp	113
24

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
15,670		Georg Fischer AG.	$14,990
34,854	*	Gibraltar Industries, Inc	1,407
21,100		Giken Seisakusho Co, Inc	662
20,882	e,g	Gima TT S.p.A	193
201,412		Global Brass & Copper Holdings, Inc	8,808
27,856		Glory Ltd	737
762,618	*	GMR Infrastructure Ltd	165
32,931	*	GMS, Inc	724
63,396		Godrej Industries Ltd	445
18,846		Gorman-Rupp Co	619
185,458		Graco, Inc	9,306
377,630	e	GrafTech International Ltd	4,343
623,676		Grafton Group plc	6,377
12,294		Graham Corp	248
49,350		Granite Construction, Inc	2,378
183,745		Graphite India Ltd	891
373,854	*	Great Lakes Dredge & Dock Corp	4,127
37,730		Greaves Cotton Ltd	79
56,433		Greenbrier Cos, Inc	1,716
108,210		Griffon Corp	1,831
328,884	e	Grupo Carso S.A. de C.V. (Series A1)	1,226
10,023	*	Grupo Empresarial San Jose	89
87,400	e	Grupo Rotoplas SAB de C.V.	69
96,298		GS Engineering & Construction Corp	3,370
38,700		GS Yuasa Corp	748
1,838,552		Gunkul Engineering PCL	192
446,539		GWA International Ltd	1,073
191,439		H&E Equipment Services, Inc	5,569
701,813		Haitian International Holdings Ltd	1,456
25,827		Haldex AB	159
135,396		Hangzhou Steam Turbine Co	131
2,018,060		Han’s Laser Technology Industry Group Co Ltd	10,134
85,879		Hanwa Co Ltd	2,304
33,849		Hanwha Corp	784
387,300		HAP Seng Consolidated BHD	933
338,000	e	Harbin Power Equipment	171
22,200	e	Harmonic Drive Systems, Inc	862
806,592	*	Harsco Corp	22,133
252,993	*	Havells India Ltd	2,881
110,800		Hazama Ando Corp	742
263,000	*,e	HC International, Inc	107
441,399	*	HD Supply Holdings, Inc	17,780
26,823		HDC Hyundai Development Co-Engineering & Construction	1,012
29,114		HEG Ltd	618
100,963	e	HEICO Corp	13,510
310,181		HEICO Corp (Class A)	32,063
185,866	*	Heidelberger Druckmaschinen	298
30,785	*	Helios Technologies, Inc	1,429
193,206	*	Herc Holdings, Inc	8,855
212,873		Hexcel Corp	17,217
11,400		Hibiya Engineering Ltd	199
171,638		Hillenbrand, Inc	6,792
25

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
908,940		Hino Motors Ltd	$7,672
4,400		Hirata Corp	257
11,400		Hisaka Works Ltd	92
144,817		Hitachi Construction Machinery Co Ltd	3,789
982,700		Hitachi Zosen Corp	3,611
189,379		Hiwin Technologies Corp	1,590
59,982		Hochtief AG.	7,305
3,494,603		Honeywell International, Inc	610,123
31,500		Hong Leong Industries BHD	86
48,553		Hoshizaki Electric Co Ltd	3,621
22,657		Hosken Consolidated Investments Ltd	172
11,800		Hosokawa Micron Corp	499
1,536,398		Howden Joinery Group plc	9,888
2,285,000	*,†	Hsin Chong Construction Group Ltd	3
41,800		Huangshi Dongbei Electrical Appliance Co Ltd	48
90,578		Hubbell, Inc	11,811
17,618		Huber & Suhner AG.	1,485
45,310		Hudaco Industries Ltd	390
19,331		Huntington Ingalls	4,344
6,763		Hurco Cos, Inc	240
3,440		Hy-Lok Corp	51
2,333	*	Hyosung Heavy Industries Corp	68
33,747		Hyster-Yale Materials Handling, Inc	1,865
5,030		Hyundai Construction Equipment Co Ltd	177
15,995		Hyundai Development Co	210
4,057	*	Hyundai Electric & Energy System Co Ltd	63
7,456		Hyundai Elevator Co Ltd	587
73,624		Hyundai Engineering & Construction Co Ltd	3,423
30,324	*	Hyundai Heavy Industries	3,115
11,953		Hyundai Mipo Dockyard	512
8,089		Hyundai Robotics Co Ltd	2,273
21,489	*	Hyundai Rotem Co Ltd	393
15,900		Idec Corp	300
67,192		IDEX Corp	11,566
10,278	*	IES Holdings, Inc	194
2,591,712		IJM Corp BHD	1,504
86,011		Illinois Tool Works, Inc	12,971
187,899		IMI plc	2,479
8,861	e	Implenia AG.	263
101,311	e	Impregilo S.p.A.	205
30,556	e	IMS-Intl Metal Service	625
48,600		Inaba Denki Sangyo Co Ltd	2,043
23,600		Inabata & Co Ltd	303
10,702		Indus Holding AG.	481
11,855	e	Industria Macchine Automatiche S.p.A.	983
1,585,900	*	Industries Qatar QSC	5,009
200,806		Indutrade AB	6,421
1,794,630		Ingersoll-Rand plc	227,326
23,996		Insteel Industries, Inc	500
73,030		Interpump Group S.p.A.	2,247
2,697		Interroll Holding AG.	6,783
87,459		Invicta Holdings Ltd	150
41,498		Inwido AB	288
57,100		Iochpe-Maxion S.A.	332
26

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
403,164		IRB Infrastructure Developers Ltd	$560
84,977		IS Dongseo Co Ltd	2,847
7,900		Iseki & Co Ltd	112
2,437,906		Ishikawajima-Harima Heavy Industries Co Ltd	58,937
1,853,450		Italian-Thai Development PCL	141
14,785	e	Italmobiliare S.p.A	356
1,810,139		Itochu Corp	34,677
699,348		ITT, Inc	45,793
20,400		Iwatani International Corp	709
221,641		Jacobs Engineering Group, Inc	18,704
1,240,889		Jain Irrigation Systems Ltd	464
5,800		Jamco Corp	114
5,260		Japan Pulp & Paper Co Ltd	175
35,600		Japan Steel Works Ltd	597
258,846		Jardine Matheson Holdings Ltd	16,326
256,972		Jardine Strategic Holdings Ltd	9,805
278,311	*	JELD-WEN Holding, Inc	5,909
3,430,877		JG Summit Holdings (Series B)	4,516
753,630		JGC Corp	10,310
34,943		John Bean Technologies Corp	4,233
1,286,078	g	John Laing Group plc	6,428
413,431		Johnson Controls International plc	17,079
245,375		Johnson Electric Holdings Ltd	525
32,832	g	JOST Werke AG.	1,152
1,108,236		JTEKT Corp	13,475
27,611		Jungheinrich AG.	852
1,812		Kaba Holding AG.	1,314
11,704		Kadant, Inc	1,063
60,391		Kajaria Ceramics Ltd	509
448,853		Kajima Corp	6,174
18,993		Kalpataru Power Transmission Ltd	145
150,300	*	Kama Co Ltd	76
29,055		Kaman Corp	1,851
19,700		Kamei Corp	205
76,100		Kanamoto Co Ltd	1,973
467,200		Kandenko Co Ltd	3,912
446,700		Kanematsu Corp	4,961
1,276,662		KAP Industrial Holdings Ltd	506
22,917		Kardex AG.	4,004
12,100		Katakura Industries Co Ltd	145
40,477		Kawasaki Heavy Industries Ltd	955
13,135		KCC Corp	3,136
136,665		KEC International Ltd	636
17,485		KEI Industries Ltd	122
90,013		Keihan Electric Railway Co Ltd	3,927
42,226		Keller Group plc	329
8,008		Kendrion NV	172
308,204		Kennametal, Inc	11,400
5,941		KEPCO Engineering & Construction Co, Inc	104
1,428,616		Keppel Corp Ltd	7,039
184,100		Kerjaya Prospek Group BHD	62
101,886	e	Kier Group plc	138
230,700		Kinden Corp	3,541
27

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
29,000		King Slide Works Co Ltd	$287
27,925		Kingspan Group plc	1,517
56,434		KION Group AG.	3,569
37,500		Kitz Corp	263
43,165		Kloeckner & Co AG.	258
1,351,424		KOC Holding AS	4,078
8,129		Koenig & Bauer AG.	335
2,834		Kolon Corp	44
248,245		Komatsu Ltd	6,027
2,119	e	Komax Holding AG.	472
27,290		Komori Corp	297
32,019		Kone Oyj (Class B)	1,891
46,471		Konecranes Oyj	1,775
49,704		Kongsberg Gruppen ASA	695
1,010,534		Koninklijke BAM Groep NV	4,477
149,852		Koninklijke Volkerwessels NV	3,009
74,097		Korea Aerospace Industries Ltd	2,312
2,432		Korea Electric Terminal Co Ltd	142
46,632	*,e	Kornit Digital Ltd	1,476
122,081	*	Kratos Defense & Security Solutions, Inc	2,794
9,109		Krones AG.	734
466,325		Kubota Corp	7,791
57,400		Kumagai Gumi Co Ltd	1,702
137,067		Kumho Industrial Co Ltd	1,678
184,000		Kung Long Batteries Industrial Co Ltd	970
27,546		Kurita Water Industries Ltd	686
16,600		Kyokuto Kaihatsu Kogyo Co Ltd	207
770,500		Kyowa Exeo Corp	19,227
28,900		Kyudenko Corp	870
2,773		Kyung Dong Navien Co Ltd	100
212,211		L3 Technologies, Inc	52,028
337,502		L3Harris Technologies, Inc	63,832
1,442		Lakshmi Machine Works Ltd	108
656,716		Larsen & Toubro Ltd	14,776
5,407	*	Lawson Products, Inc	199
45,484	*	LB Foster Co (Class A)	1,244
112,195		Legrand S.A.	8,202
15,713	e	Lehto Group Oyj	47
66,670		Lennox International, Inc	18,334
211,284		LG Corp	14,066
2,786		LG Hausys Ltd	148
13,762		LG International Corp	213
53,791	e	Lifco AB	2,986
4,359		LIG Nex1 Co Ltd	118
18,800		Lincoln Electric Holdings, Inc	1,548
289,459		Lindab International AB	3,331
11,872	e	Lindsay Corp	976
10,269	e	LISI	332
53,936		LIXIL Group Corp	856
462,828		Lockheed Martin Corp	168,256
6,863,000		Lonking Holdings Ltd	1,829
49,804		Lotte Corp	1,900
89,221		LS Cable Ltd	3,677
7,779		LS Industrial Systems Co Ltd	341
28

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
30,329		Luxfer Holdings PLC	$744
103,750		Luxshare Precision Industry Co Ltd	376
22,199	*	Lydall, Inc	448
28,181	e	Mabuchi Motor Co Ltd	967
639,600		Maeda Corp	5,137
10,900	*,e	Maeda Kosen Co Ltd	200
62,400		Maeda Road Construction Co Ltd	1,316
19,117		Magellan Aerospace Corp	238
632,953	e	Maire Tecnimont S.p.A	2,052
199,149		Makino Milling Machine Co Ltd	8,077
71,393		Makita Corp	2,438
891,600		Malaysian Resources Corp BHD	205
11,253		MAN AG.	736
36,456	e	Manitou BF S.A.	1,126
1,578,841	*	Manitowoc Co, Inc	28,103
244,100		Marcopolo S.A.	245
2,794,485		Marubeni Corp	18,549
1,029,384		Masco Corp	40,393
118,753	*	Masonite International Corp	6,256
68,923	*	Mastec, Inc	3,552
13,300		Max Co Ltd	193
74,465	e	Maxar Technologies, Inc	582
1,326		MBB SE	105
304,800		Megawide Construction Corp	113
1,128,816		Meggitt plc	7,521
24,000		Meidensha Corp	376
3,727,247		Melrose Industries plc	8,568
153,768	*	Mercury Systems, Inc	10,818
483,073	*	Meritor, Inc	11,715
172,300		Metallurgical Corp of China Ltd	76
2,356,000		Metallurgical Corp of China Ltd (Hong Kong)	630
7,200		METAWATER Co Ltd	223
114,240		Metso Oyj	4,496
83,755	*	Middleby Corp	11,366
35,000		Mie Kotsu Group Holdings, Inc	187
204,720	*	Milacron Holdings Corp	2,825
55,980		Millat Tractors Ltd	302
25,213		Miller Industries, Inc	775
355,687		Minebea Co Ltd	6,060
1,869,100		Miraito Holdings Corp	27,738
260,306		MISUMI Group, Inc	6,561
1,744,560		Mitsubishi Corp	46,101
737,429		Mitsubishi Electric Corp	9,749
200,912		Mitsubishi Heavy Industries Ltd	8,762
58,700		Mitsubishi Nichiyu Forklift Co Ltd	624
11,650		Mitsuboshi Belting Co Ltd	206
2,744,451		Mitsui & Co Ltd	44,797
42,700	*	Mitsui Engineering & Shipbuilding Co Ltd	395
50,600		Miura Co Ltd	1,568
61,794		Monadelphous Group Ltd	816
748,520	e	MonotaRO Co Ltd	18,336
205,966		Moog, Inc (Class A)	19,280
819,672		Morgan Crucible Co plc	2,894
29

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
85,963		Morgan Sindall plc	$1,352
122,500	e	Mori Seiki Co Ltd	1,973
15,800		Morita Holdings Corp	277
370,221	e	Mota Engil SGPS S.A.	802
253,194	*	MRC Global, Inc	4,335
86,645		MSC Industrial Direct Co (Class A)	6,434
112,780		MTU Aero Engines Holding AG.	26,899
100,812		Mueller Industries, Inc	2,951
456,465		Mueller Water Products, Inc (Class A)	4,482
161,400		Muhibbah Engineering M BHD	108
39,709	e,g	Munters Group AB	186
210,575		Murray & Roberts Holdings Ltd	217
98,985	*	MYR Group, Inc	3,697
88,276		Nabtesco Corp	2,466
8,133		Nachi-Fujikoshi Corp	337
1,125,900		Nagarjuna Construction Co	1,590
317,100		Nagase & Co Ltd	4,767
123,600	*	NARI Technology Co Ltd	336
147,512		National Central Cooling Co PJSC	70
5,666		National Presto Industries, Inc	529
125,232	*	Navistar International Corp	4,314
191,002		NBCC India Ltd	165
50,975	e	NCC AB (B Shares)	884
546,844	*,e	NEL ASA	445
15,447		Nexans S.A.	519
73,416	e	NFI Group, Inc	2,069
78,585		NGK Insulators Ltd	1,149
272,908		Nibe Industrier AB	3,997
40,200		Nichias Corp	725
21,200		Nichiden Corp	368
18,200		Nichiha Corp	509
83,126		Nidec Corp	11,416
2,700		Nihon Trim Co Ltd	130
15,060	*	Nilfisk Holding A.S.	421
55,000		Nippo Corp	1,085
5,100	e	Nippon Carbon Co Ltd	197
19,700		Nippon Densetsu Kogyo Co Ltd	396
4,700	e	Nippon Koei Co Ltd	104
13,700		Nippon Road Co Ltd	770
22,372	*	Nippon Sharyo Ltd	552
52,000		Nippon Sheet Glass Co Ltd	355
76,217		Nippon Steel Trading Co Ltd	3,146
32,000		Nippon Thompson Co Ltd	145
56,900		Nishimatsu Construction Co Ltd	1,099
20,700		Nishio Rent All Co Ltd	586
3,500		Nissei ASB Machine Co Ltd	84
89,028	e	Nisshinbo Industries, Inc	683
75,200		Nissin Electric Co Ltd	823
12,000		Nitta Corp	339
12,000		Nitto Boseki Co Ltd	254
13,500		Nitto Kogyo Corp	259
4,873		Nitto Kohki Co Ltd	96
8,700		Nittoku Engineering Co Ltd	244
15,273	*,e	NKT Holding AS	235
30

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
44,321	e	NN, Inc	$433
2,400	*,†,e	Noble Group Ltd	0	^
11,649		Nolato AB (B Shares)	712
288,347	*	Nordex AG.	3,981
109,721		Nordson Corp	15,505
5,091		Noritake Co Ltd	214
15,800		Noritz Corp	189
18,041		NORMA Group	748
616,807		Northrop Grumman Corp	199,297
13,281	*	Northwest Pipe Co	342
123,624	*	NOW, Inc	1,825
2,704,140		NRW Holdings Ltd	4,759
1,525,217		NSK Ltd	13,633
222,700		NTN Corp	664
11,159	*,e	NV5 Holdings, Inc	908
176,356		nVent Electric plc	4,372
1,381,423		NWS Holdings Ltd	2,841
8,100		Obara Corp	275
824,367		Obayashi Corp	8,144
95,137	e	Obrascon Huarte Lain S.A.	122
173,874		OC Oerlikon Corp AG.	2,125
7,259		OHB AG.	276
12,400		Oiles Corp	182
19,300		Okabe Co Ltd	168
17,128		Okuma Holdings, Inc	883
16,300		Okumura Corp	500
4,039		Omega Flex, Inc	310
68,733	*,e	Opus Global Rt	108
126		Orascom Construction Ltd	1
19,500		Organo Corp	650
155,400	*	Orion Marine Group, Inc	416
58,800		OSG Corp	1,163
88,409		Oshkosh Truck Corp	7,381
74,500		OSJB Holdings Corp	184
55,701		Osram Licht AG.	1,840
3,450		Otokar Otobus Karoseri Sanayi AS	68
89,923	*	Outotec Oyj	476
1,389,617		Owens Corning, Inc	80,876
77,822		PACCAR, Inc	5,577
24,098		Palfinger AG.	741
943,840		Parker-Hannifin Corp	160,462
158,521	*	Parsons Corp	5,843
26,322	*	Patrick Industries, Inc	1,295
610,980		Peab AB (Series B)	5,224
47,687		Pentair plc	1,774
374,900		Penta-Ocean Construction Co Ltd	1,842
52,440		PER Aarsleff A.S.	1,869
2,779		Pfeiffer Vacuum Technology AG.	408
406,571	*	PGT, Inc	6,798
189,527	g	Philips Lighting NV	5,603
8,293	e	Pinguely-Haulotte	67
247,169	*,e	Plug Power, Inc	556
27,454		PNC Infratech Ltd	80
31

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
111,697		Polypipe Group plc	$627
876,100		Polyplex PCL (Foreign)	434
22,314	e	Ponsse Oyj	807
16,582	e	Porr AG.	366
34,684		Powell Industries, Inc	1,318
120,400	*	Power Construction Corp of China Ltd	93
4,208		Preformed Line Products Co	234
151,801		Primoris Services Corp	3,177
30,638	*	Proto Labs, Inc	3,555
34,884	e	Prysmian S.p.A.	721
5,445,532		PT Adhi Karya Persero Tbk	649
2,263,000		PT AKR Corporindo Tbk	655
2,803,600	*,†	PT Inovisi Infracom Tbk	0	^
3,557,388		PT Pembangunan Perumahan Tbk	556
3,296,800	*	PT Sitara Propertindo Tbk	176
11,238,000		PT Waskita Karya Persero Tbk	1,599
14,442,023		PT Wijaya Karya	2,483
386,300		Qatar Industrial Manufacturing Co	403
1,951,337		QinetiQ plc	6,934
18,000		QST International Corp	41
36,913		Quanex Building Products Corp	697
549,388		Quanta Services, Inc	20,981
84,500		Raito Kogyo Co Ltd	1,081
289,200		Ramirent Oyj	2,940
155,813		Randon Participacoes S.A.	367
2,387		Rational AG.	1,645
41,322		Raven Industries, Inc	1,483
858,186		Raytheon Co	149,221
27,024	*	RBC Bearings, Inc	4,508
240,000	*	Realord Group Holdings Ltd	139
147,797		Rechi Precision Co Ltd	124
80,224		Regal-Beloit Corp	6,555
455,870	e	Reliance Worldwide Corp Ltd	1,128
280,092	*	Resideo Technologies, Inc	6,140
622,600		Reunert Ltd	2,985
33,581	e	REV Group, Inc	484
173,394	e	Rexel S.A.	2,201
228,321	*	Rexnord Corp	6,900
1,761,100		Rexon Industrial Corp Ltd	4,805
63,008		Rheinmetall AG.	7,722
8,800		Rheon Automatic Machinery Co Ltd	151
70,854		Richelieu Hardware Ltd	1,194
1,780		Rieter Holding AG.	271
678,041		Rockwell Automation, Inc	111,083
42,874		Rockwool International AS (B Shares)	10,969
1,333,222		Rolls-Royce Group plc	14,243
112,945,451	*	Rolls-Royce Holdings plc	143
576,280		Roper Industries, Inc	211,068
501,159		Rotork plc	2,015
85,000		Run Long Construction Co Ltd	175
167,529		Rush Enterprises, Inc (Class A)	6,118
7,069		Rush Enterprises, Inc (Class B)	261
144,908		Russel Metals, Inc	2,445
93,300		Ryobi Ltd	1,766
32

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
53,806	e	Saab AB (Class B)	$1,752
607,135	e	Sacyr Vallehermoso S.A.	1,473
88,366		Sadbhav Engineering Ltd	315
276,803		Safran S.A.	40,494
156,468		Salfacorp S.A.	197
116,656	*	Samsung Engineering Co Ltd	1,736
1,116,192	*	Samsung Heavy Industries Co Ltd	7,900
49,340	*	Samsung Techwin Co Ltd	1,422
45,623		San Shing Fastech Corp	78
1,633,026		Sandvik AB	30,009
67,200		Sanki Engineering Co Ltd	780
11,300		Sankyo Tateyama, Inc	124
349,300		Sanwa Shutter Corp	3,765
414,000		Sany Heavy Equipment International	150
211,700		Sany Heavy Industry Co Ltd	404
4,300		Sanyo Denki Co Ltd	173
6,229	*	Saudi Ceramic Co	33
38,656	e	Savaria Corp	398
5,101		Schaeffler India Ltd	361
14,046		Schindler Holding AG.	3,131
2,999		Schindler Holding AG. (Registered)	656
1,678,990		Schneider Electric S.A.	151,920
587		Schweiter Technologies AG.	553
1,600	*,e	SEC Carbon Ltd	147
14,900		Sekisui Jushi Corp	292
1,123,383		SembCorp Industries Ltd	2,002
484,400	*,e	SembCorp Marine Ltd	542
21,944	*,e	Semperit AG. Holding	325
235,128		Senior plc	644
185,906	*	Sensata Technologies Holding plc	9,109
206,530		Service Stream Ltd	408
84,984	e	Seven Network Ltd	1,107
25,500		SFS Group AG.	2,171
82,984	*	SGL Carbon AG.	674
113,308	*	SGSB Group Co Ltd	69
170,980		Shanghai Diesel Engine Co Ltd	94
90,800		Shanghai Electric Group Co Ltd	71
2,305,025		Shanghai Electric Group Co Ltd (Hong Kong)	835
141,000		Shanghai Highly Group Co Ltd	118
385,508		Shanghai Industrial Holdings Ltd	836
87,500		Shanghai Tunnel Engineering Co Ltd	80
79,430		Shapir Engineering and Industry Ltd	292
16,435	*	Shenzhen Inovance Technology Co Ltd	55
10,200		Shibuya Kogyo Co Ltd	279
1,155,335		Shikun & Binui Ltd	3,372
17,200	e	Shima Seiki Manufacturing Ltd	506
942,960		Shimizu Corp	7,851
93,000		Shin Zu Shing Co Ltd	350
14,300		Shinko Electric Co Ltd	164
29,100		Shinmaywa Industries Ltd	371
90,500		Shinnihon Corp	750
21,400	e	SHO-BOND Holdings Co Ltd	756
3,160,000		Shougang Concord International Enterprises Co Ltd	107
33

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
5,608,500		Shun TAK Holdings Ltd	$2,245
1,323,235		Siemens AG.	157,538
2,208,080		Siemens Gamesa Renewable Energy	36,700
6,968	e	SIF Holding NV	80
318,390		SIG plc	524
2,724,260		Sime Darby BHD	1,491
48,965		Simpson Manufacturing Co, Inc	3,254
5,308,000		Singamas Container Holdings Ltd	795
2,141,870		Singapore Technologies Engineering Ltd	6,560
15,400		Sinko Industries Ltd	224
453,957		Sino Thai Engineering & Construction PCL	400
1,225,500		Sinopec Engineering Group Co Ltd	1,039
868,500	e	Sinotruk Hong Kong Ltd	1,505
68,400		Sintokogio Ltd	600
45,160	*,e	SiteOne Landscape Supply, Inc	3,130
31,772		SK C&C Co Ltd	6,393
1,099,525		SK Networks Co Ltd	4,824
43,671		Skanska AB (B Shares)	789
150,090		SKF AB (B Shares)	2,763
2,655,400		SKP Resources BHD	842
182,750		SM Investments Corp	3,457
36,853		SMC Corp	13,815
60,991		Smiths Group plc	1,213
108,032		Snap-On, Inc	17,894
166,426		SNC-Lavalin Group, Inc	3,365
21,700	e	Sodick Co Ltd	188
5,480,100		Sojitz Holdings Corp	17,636
29,437	*,e	Solaria Energia y Medio Ambiente S.A.	169
91,799		Spirax-Sarco Engineering plc	10,717
251,345		Spirit Aerosystems Holdings, Inc (Class A)	20,452
226,436	*	SPX Corp	7,477
300,527	*	SPX FLOW, Inc	12,580
13,963		Stabilus S.A.	647
14,695		Standex International Corp	1,075
375,636		Stanley Black & Decker, Inc	54,321
44,900		Star Micronics Co Ltd	581
39,738	*	Ste Industrielle d’Aviation Latecoere S.A.	130
141,859	*	Sterling Construction Co, Inc	1,904
13,028		Sulzer AG.	1,426
1,603,369		Sumitomo Corp	24,352
11,000		Sumitomo Densetsu Co Ltd	175
1,082,367		Sumitomo Heavy Industries Ltd	37,394
1,060,740		Sumitomo Mitsui Construction C	5,890
70,000		Sunonwealth Electric Machine Industry Co Ltd	74
122,469	*,e	Sunrun, Inc	2,298
1,608,022		Sunway Construction Group BHD	783
2,444,500	*,†,e	Superb Summit International Group Ltd	3
68,500		Suzhou Gold Mantis Construction Decoration Co Ltd	103
1,425,190	*	Suzlon Energy Ltd	109
121,095		Sweco AB (B Shares)	3,327
53,600		Tadano Ltd	561
349,997		Taeyoung Engineering & Construction	4,523
14,700		Taihei Dengyo Kaisha Ltd	297
13,100		Taikisha Ltd	397
34

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
354,609		Taisei Corp	$12,917
431,670		Taiwan Glass Industrial Corp	169
7,100		Takamatsu Corp	143
19,864		Takara Standard Co Ltd	315
26,600		Takasago Thermal Engineering Co Ltd	439
32,400		Takeuchi Manufacturing Co Ltd	582
38,800		Takuma Co Ltd	483
49,132	*,g	Talgo S.A.	306
18,669		Tarkett S.A.	437
14,900		Tatsuta Electric Wire and Cable Co Ltd	66
89,700		TBEA Co Ltd	95
2,704,675		Techtronic Industries Co	20,720
852,000		Teco Electric and Machinery Co Ltd	626
10,500		Teikoku Sen-I Co Ltd	206
535,440		Tekfen Holding AS	2,397
7,500		Tekken Corp	208
97,811	*	Teledyne Technologies, Inc	26,788
18,940		Tennant Co	1,159
2,546,342		Terex Corp	79,955
28,636	*	Textainer Group Holdings Ltd	289
1,963,922		Textron, Inc	104,166
67,270		Thales S.A.	8,309
32,177		Thermax Ltd	493
189,122	*	Thermon Group Holdings	4,851
123,969	e	THK Co Ltd	2,982
611,335		Thoresen Thai Agencies PCL	106
106,318		Timken Co	5,458
9,862		Timken India Ltd	105
67,543		Titan International, Inc	330
181,847	*,e	Titan Machinery, Inc	3,742
514,000		TK Group Holdings Ltd	254
33,886		TKH Group NV	2,097
9,500		Toa Corp/Tokyo	144
38,400		Tocalo Co Ltd	281
126,900		Toda Corp	704
14,700		Toenec Corp	424
152,500		Tokai Corp	1,293
175,060		Tokyu Construction Co Ltd	1,185
47,440		Toro Co	3,174
129,031		Toromont Industries Ltd	6,116
256,654		Toshiba Corp	8,001
10,992		Toshiba Machine Co Ltd	253
28,300		Toshiba Plant Systems & Services Corp	533
13,700		Totetsu Kogyo Co Ltd	373
35,355		Toto Ltd	1,400
287,900		Toyo Construction Co Ltd	1,128
6,200		Toyo Tanso Co Ltd	124
286,349		Toyota Tsusho Corp	8,698
33,166	*	TPI Composites, Inc	820
3,099,235		Trakya Cam Sanayi AS	1,566
6,991	*	Transcat Inc	179
203,574	*	TransDigm Group, Inc	98,489
1,491,020		Travis Perkins plc	24,115
35

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
164,671		Trelleborg AB (B Shares)	$2,341
76,235		Trencor Ltd	119
65,672	*,e	Trex Co, Inc	4,709
136,012	*	Trimas Corp	4,212
38,357		Trinity Industries, Inc	796
217,934		Triton International Ltd	7,140
717,171		Triumph Group, Inc	16,423
30,144	e	Troax Group AB	309
23,200		Trusco Nakayama Corp	498
78,400	e	Tsubaki Nakashima Co Ltd	1,288
16,900		Tsubakimoto Chain Co	553
888,100	e	Tsugami Corp	7,651
14,700		Tsukishima Kikai Co Ltd	168
10,000		Tsurumi Manufacturing Co Ltd	182
516,145		Turk Sise ve Cam Fabrikalari AS	462
43,387	*	Tutor Perini Corp	602
11,881	*	Twin Disc, Inc	179
371,300		UEM Edgenta BHD	258
40,822	e	Ultra Electronics Holdings	856
5,000		Union Tool Co	141
344,500		Unique Engineering & Construction PCL	133
133,800	e	United Engineers Ltd	255
843,800		United Integrated Services Co Ltd	4,136
322,472	*	United Rentals, Inc	42,769
1,215,337		United Technologies Corp	158,237
45,344	*	Univar, Inc	999
286,390		Universal Forest Products, Inc	10,900
31,432		Uponor Oyj	342
61,300		Ushio, Inc	792
547,039		Valmet Corp	13,647
41,242		Valmont Industries, Inc	5,230
7,758	*	Varta AG.	482
15,549	g	VAT Group AG.	1,918
158,969	*	Vectrus, Inc	6,448
156,501		Veidekke ASA	1,520
15,349	*	Veritiv Corp	298
94,456		Vestas Wind Systems AS	8,183
421,271		Vesuvius plc	2,932
43,097		V-Guard Industries Ltd	152
20,108	*	Vicor Corp	624
1,105,887		Vinci S.A.	112,939
51,650	*,e	Vivint Solar, Inc	377
13,676		Volati AB	66
44,044		Voltas Ltd	410
29,995		Voltronic Power Technology Corp	654
1,516,936		Volvo AB (B Shares)	24,104
5,236		Vossloh AG.	193
315,000	g	VPower Group International Holdings Ltd	113
569,624		W.W. Grainger, Inc	152,790
302,051		Wabash National Corp	4,914
68,007	*	WABCO Holdings, Inc	9,018
59,404	e	Wabtec Corp	4,263
19,446		Wacker Construction Equipment AG.	489
24,246		Wajax Income Fund	291
36

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
17,900		Wakita & Co Ltd	$174
11,507,000		Walsin Lihwa Corp	5,463
17,728		Wartsila Oyj (B Shares)	257
7,803		Washtec AG.	531
60,272		Watsco, Inc	9,856
131,184		Watts Water Technologies, Inc (Class A)	12,224
389,516		WCT Berhad	100
684,733		Weg S.A.	3,809
4,395,284		Weichai Power Co Ltd	7,434
187,900		Weichai Power Co Ltd (Class A)	337
1,194,207		Weir Group plc	23,498
6,252,557	*,e	Welbilt, Inc	104,418
302,316	*	Wesco Aircraft Holdings, Inc	3,356
958,451	*	WESCO International, Inc	48,546
3,479	*	Willis Lease Finance Corp	203
53,697	*	Willscot Corp	808
23,139		Wilson Bayly Holmes-Ovcon Ltd	181
113,006		Woodward Governor Co	12,788
127,815		WSP Global, Inc	7,036
282,600		XCMG Construction Machinery Co Ltd	184
72,700		Xiamen C & D, Inc	94
97,400		Xinjiang Goldwind Science & Technology Co Ltd	177
726,600		Xinjiang Goldwind Science & Technology Co Ltd (Hong Kong)	795
54,112		Xxentria Technology Materials Corp	125
63,917		Xylem, Inc	5,346
7,862		Y G-1 Co Ltd	65
61,000		Yahagi Construction Co Ltd	398
22,700		YAMABIKO Corp	198
19,200	e	Yamashin-Filter Corp	112
39,100		Yamazen Corp	377
10,833,378		Yangzijiang Shipbuilding	12,274
88,037	e	YIT Oyj	542
16,800		Yokogawa Bridge Holdings Corp	271
23,900		Yuasa Trading Co Ltd	669
71,000		Yungtay Engineering Co Ltd	160
92,800		Yurtec Corp	636
14,200		Yushin Precision Equipment Co Ltd	133
23,315	*	Yuyang DNU Co Ltd	153
108,822		Zardoya Otis S.A.	827
6,926		Zehnder Group AG.	252
73,000		Zhejiang Chint Electrics Co Ltd	246
100,200		Zhengzhou Coal Mining Machinery Group Co Ltd	46
46,300		Zhengzhou Yutong Bus Co Ltd	88
465,341		Zhuzhou CSR Times Electric Co Ltd	2,453
255,300		Zoomlion Heavy Industry Science and Technology Co Ltd	224
14,403	*,e	Zumtobel AG.	113
		TOTAL CAPITAL GOODS	8,934,400

COMMERCIAL & PROFESSIONAL SERVICES - 1.3%
25,200	*,e	51job, Inc (ADR)	1,903
106,920		ABM Industries, Inc	4,277
37

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
64,011	*	Acacia Research (Acacia Technologies)	$189
100,667		ACCO Brands Corp	792
183,766		Adecco S.A.	11,044
362,130	e	ADT, Inc	2,216
185,950	*	Advanced Disposal Services, Inc	5,934
12,600		Aeon Delight Co Ltd	373
149,072	e	AF AB	3,376
255,098		Aggreko plc	2,561
6,496	e	Akka Technologies S.A.	468
1,161,485		ALS Ltd	6,000
9,790		Altech Corp	150
228,624		AMA Group Ltd	230
15,778		Amadeus Fire AG	2,148
30,427		American Banknote S.A.	123
95,412		Applus Services S.A.	1,297
8,030		Assystem	326
146,262	e	Babcock International Group	851
7,506		Barrett Business Services, Inc	620
8,000		BayCurrent Consulting, Inc	309
13,400	g	Befesa S.A.	533
23,500		Bell System24 Holdings, Inc	326
95,500		Benefit One, Inc	1,653
3,252		Bertrandt AG.	231
9,743		BG Staffing, Inc	184
134,626	g	Biffa plc	352
16,532		Bilfinger Berger AG.	535
279,983	e	Bingo Industries Ltd	445
303,297		Blue Label Telecoms Ltd	101
39,500		Boyd Group Income Fund	4,991
106,031		Brady Corp (Class A)	5,229
1,711,066		Brambles Ltd	15,496
608,558	g	Bravida Holding AB	5,400
31,974	*	BrightView Holdings, Inc	598
57,266		Brink’s Co	4,649
12,050	e	Brunel International NV	176
327,909		Bureau Veritas S.A.	8,094
1,862,495	*	Capita Group plc	2,497
2,734,000	*	Capital Environment Holdings Ltd	77
69,160	*	Casella Waste Systems, Inc (Class A)	2,741
54,227	e	Caverion Corp	425
260,997	*	CBIZ, Inc	5,113
71,724	*	Ceco Environmental Corp	688
4,200		Central Security Patrols Co Ltd	195
2,946		Cewe Color Holding AG.	291
10,025	*	Charah Solutions, Inc	55
2,605,451		China Everbright International Ltd	2,407
239	*,e	China Index Holdings Ltd (ADR)	1
236,422	*,e	Cimpress NV	21,488
156,093		Cintas Corp	37,039
172,322	*	Clean Harbors, Inc	12,252
41,000		Cleanaway Co Ltd	214
5,522,962		Cleanaway Waste Management Ltd	9,052
2,132		Compx International, Inc	36
362,559	*	Copart, Inc	27,098
38

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
74,512	*	CoStar Group, Inc	$41,284
1,085,000	*	Country Garden Services Holdings Co Ltd	2,507
128,681		Covanta Holding Corp	2,305
40,401		CRA International, Inc	1,549
1,320,000	†	CT Environmental Group Ltd	29
53,739		Dai Nippon Printing Co Ltd	1,148
21,500		Daiseki Co Ltd	539
59,464		De La Rue plc	230
47,534		Deluxe Corp	1,933
56,981		Derichebourg	219
26,377		DKSH Holding AG.	1,546
1,193,791		Downer EDI Ltd	5,807
24,098		Duskin Co Ltd	635
180,000	e	Dynagreen Environmental Protection Group Co Ltd	85
514,310		Edenred	26,212
139,455		Elis S.A.	2,529
20,000		en-japan, Inc	783
28,136		Ennis, Inc	577
213,746		Equifax, Inc	28,907
256,000		Ever Sunshine Lifestyle Services Group Ltd	113
2,557,742		Experian Group Ltd	77,473
57,500		Exponent, Inc	3,366
12,431	e	Fila S.p.A	185
64,808		Forrester Research, Inc	3,048
12,419	*	Franklin Covey Co	422
64,015	*	FTI Consulting, Inc	5,367
62,000		Fullcast Co Ltd	1,323
25,550		Funai Soken Holdings, Inc	620
16,185		GL Events	423
16,471	*	GP Strategies Corp	248
1,060,000	*,e	Greentown Service Group Co Ltd	857
1,365,782		Group 4 Securicor plc	3,613
4,396		Groupe CRIT	296
2,132,087		Hays plc	4,260
110,862	e	Healthcare Services Group	3,361
217,615		Heidrick & Struggles International, Inc	6,522
18,321	*	Heritage-Crystal Clean, Inc	482
115,281		Herman Miller, Inc	5,153
45,636		HNI Corp	1,615
520,080		HomeServe plc	7,837
38,228	*	Huron Consulting Group, Inc	1,926
49,670		ICF International, Inc	3,616
909,610	*	IHS Markit Ltd	57,960
22,060	*	IIFL Wealth Management Ltd	9
57,758	*	Innerworkings, Inc	221
191,916		Insperity, Inc	23,441
64,729		Interface, Inc	992
150,454		Intertek Group plc	10,518
56,162	g	Intertrust NV	1,160
443,046	e	Intrum Justitia AB	11,389
232,145		IPH Ltd	1,218
106,800	e	IR Japan Holdings Ltd	2,582
137,371		ISS AS	4,153
39

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
385,995		IWG plc	$1,668
8,700		JAC Recruitment Co Ltd	206
192,800		Japan Elevator Service Holdings Co Ltd	4,898
115,421		KAR Auction Services, Inc	2,886
12,000		KD Holding Corp	77
74,987		Kelly Services, Inc (Class A)	1,964
12,467		KEPCO Plant Service & Engineering Co Ltd	338
140,909		Kforce, Inc	4,944
221,417		Kimball International, Inc (Class B)	3,859
272,784		Knoll, Inc	6,269
8,427		Koentec Co Ltd	86
48,700		Kokuyo Co Ltd	683
197,979		Korn/Ferry International	7,933
9,430	*,g	L&T Technology Services Ltd	238
19,900	e	Link And Motivation, Inc	112
194,253		Loomis AB	6,678
43,387		LSC Communications, Inc	159
113,056		Manpower, Inc	10,921
6,962		Matsuda Sangyo Co Ltd	95
35,713		Matthews International Corp (Class A)	1,245
95,813		McGrath RentCorp	5,955
41,389		McMillan Shakespeare Ltd	355
16,700		Meitec Corp	859
1,201,158		Michael Page International plc	7,818
23,569	*	Mistras Group, Inc	339
213,218	e	Mitie Group	396
20,744		Mitsubishi Pencil Co Ltd	333
276,238		Mobile Mini, Inc	8,406
84,202	e	Morneau Sobeco Income Fund	1,901
20,500		Moshi Moshi Hotline, Inc	241
39,523		MSA Safety, Inc	4,165
15,233		Multi-Color Corp	761
43,448		Navigant Consulting, Inc	1,008
884,785	*	nearmap Ltd	2,360
15,497		NICE Information Service Co Ltd	228
4,300		Nichiban Co Ltd	86
714,180		Nielsen NV	16,140
159,400		Nihon M&A Center, Inc	3,840
10,200		Nippon Kanzai Co Ltd	173
392,600		Nippon Parking Development Co Ltd	620
10,941	*	NL Industries, Inc	40
54,300		Nomura Co Ltd	680
10,409	*	NRC Group Holdings Corp	116
32,000		Okamura Corp	320
139,371	*	On Assignment, Inc	8,446
61,900		Outsourcing, Inc	755
10,368		Oyo Corp	105
93,673		Park24 Co Ltd	2,187
10,500		Pasona Group, Inc	147
41,900		Pilot Corp	1,626
198,554	e	Pitney Bowes, Inc	850
27,200		Prestige International, Inc	405
272,504	*,e,g	Prosegur Cash S.A.	539
159,582		Prosegur Cia de Seguridad S.A.	749
40

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
34,280	e	Quad Graphics, Inc	$271
42,829	*,g	Quess Corp Ltd	359
172,501	*,e	Raksul, Inc	6,340
196,862		Randstad Holdings NV	10,804
2,690,348		Recruit Holdings Co Ltd	90,078
2,120,102		RELX plc	51,281
1,310,801		RELX plc (London)	31,793
1,672,891		Rentokil Initial plc	8,446
399,444		Republic Services, Inc	34,608
31,351		Resources Connection, Inc	502
163,922	e	Restore plc	833
142,344		Ritchie Bros Auctioneers, Inc	4,734
300,106		Robert Half International, Inc	17,109
307,852		Rollins, Inc	11,043
121,702		RPS Group plc	166
87,252		RR Donnelley & Sons Co	172
103,149		RWS Holdings plc	846
16,089		S1 Corp (Korea)	1,360
15,252		Sato Corp	388
240,296		Secom Co Ltd	20,706
342,042	e	Securitas AB (B Shares)	6,004
319,088		Seek Ltd	4,749
1,345,291	*	Serco Group plc	2,460
96,435		SG Fleet Group Ltd	200
4,985		SGS S.A.	12,706
100,500	*,†	Shanghai Youngsun Investment Co Ltd	95
687,304		Shanks Group plc	252
112,625		SmartGroup Corp Ltd	661
48,000		SMS Co Ltd	1,128
25,634	e	Societe BIC S.A.	1,953
50,469		Sohgo Security Services Co Ltd	2,333
122,878	*	SP Plus Corp	3,923
87,386		SPIE S.A.	1,621
30,743		Sporton International, Inc	182
171,868	e	Staffline Group plc	259
146,561		Stantec, Inc	3,518
98,498		Steelcase, Inc (Class A)	1,684
158,961	*,e	Stericycle, Inc	7,590
39,000		Sunny Friend Environmental Technology Co Ltd	347
6,759		Synergie S.A	244
58,720		Systemax, Inc	1,301
134,660		Taiwan Secom Co Ltd	384
227,020		Taiwan-Sogo Shinkong Security Corp	278
20,200		Tanseisha Co Ltd	235
38,951	*,e	Team, Inc	597
10,771	*	TeamLease Services Ltd	460
41,300		TechnoPro Holdings, Inc	2,205
93,869		Teleperformance	18,807
140,515		Temp Holdings Co Ltd	3,313
153,820		Tetra Tech, Inc	12,083
305,798		Thomson Reuters Corp	19,727
137,895		Tinexta Spa	2,060
116,701		Tomra Systems ASA	3,841
41

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
26,800		Toppan Forms Co Ltd	$211
81,938		Toppan Printing Co Ltd	1,246
9,100		Tosho Printing Co Ltd	110
140,663	e	Transcontinental, Inc	1,567
338,199		TransUnion	24,861
206,730	*	TriNet Group, Inc	14,016
42,109	*	TrueBlue, Inc	929
30,200		Trust Tech, Inc	431
50,100		Tus-Sound Environmental Resources Co Ltd	86
43,797		Unifirst Corp	8,259
179,200	e	United Technology Holdings Co Ltd	4,384
110,085	*,e	Upwork, Inc	1,770
23,796		US Ecology, Inc	1,417
507,678		Verisk Analytics, Inc	74,355
21,242		Viad Corp	1,407
11,811		VSE Corp	339
184,590	*	WageWorks, Inc	9,375
427,987		Waste Connections, Inc	40,907
1,543,626		Waste Management, Inc	178,088
4,000		WDB Holdings Co Ltd	100
12,599	*	Willdan Group, Inc	469
212,665		Wolters Kluwer NV	15,472
3,300		World Holdings Co Ltd	52
5,300		YAMADA Consulting Group Co Ltd	98
26,800	e	Yumeshin Holdings Co Ltd	192
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	1,497,830

CONSUMER DURABLES & APPAREL - 1.8%
369,000		361 Degrees International Ltd	73
14,360		Accell Group	396
36,353		Acushnet Holdings Corp	955
214,963		Adidas-Salomon AG.	66,503
31,366		Aksa Akrilik Kimya Sanayii	50
90,400		Alpargatas S.A.	480
70,262	*	American Outdoor Brands Corp	633
370,157	*	AmTRAN Technology Co Ltd	131
986,235		Anta Sports Products Ltd	6,802
7,976	e	Aquafil S.p.A	75
154,703	*	Arcelik AS	519
23,600		Arezzo Industria e Comercio S.A.	309
110,075	*	Aritzia, Inc	1,410
56,921		Arvind Ltd	52
143,400	e	Asics Corp	1,557
64,710		Bajaj Electricals Ltd	496
24,082	*	Bang & Olufsen AS (B Shares)	168
1,360,043		Barratt Developments plc	9,897
11,953		Bassett Furniture Industries, Inc	182
17,915		Bata India Ltd	375
37,311	*	Beazer Homes USA, Inc	359
155,764		Bellway plc	5,509
58,829		Beneteau S.A.	647
94,097		Berkeley Group Holdings plc	4,460
186,000	e	Best Pacific International Holdings Ltd	64
152,500	g	Bestway Global Holding, Inc	71
42

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
176,050		Bonava AB	$2,212
15,066,000	e	Bosideng International Holdings Ltd	4,195
295,796		Bovis Homes Group plc	3,889
52,600		Breville Group Ltd	605
307,263		BRP, Inc (Toronto)	10,981
19,905		Brunello Cucinelli S.p.A	672
154,655		Brunswick Corp	7,097
179,175		Burberry Group plc	4,247
1,070,901	*	Cairn Homes plc	1,461
5,552,409	*	Cairn Homes plc (London)	7,488
171,479		Callaway Golf Co	2,943
95,248	*,e	Canada Goose Holdings, Inc	3,687
643,743	*	Capri Holdings Ltd	22,325
79,396		Carter’s, Inc	7,744
34,635		Casio Computer Co Ltd	432
23,592	*	Cavco Industries, Inc	3,717
27,346		CCC S.A.	1,235
17,170	*	Centric Brands Inc	71
30,701	*	Century Communities, Inc	816
10,493	e	Chargeurs S.A.	208
1,407,400		China Dongxiang Group Co	173
814,000		China Lilang Ltd	748
10,000		Chofu Seisakusho Co Ltd	199
637,000		Chow Sang Sang Holding	939
167		Christian Dior S.A.	88
422,000		Cia Hering	3,268
485,983		Cie Financiere Richemont S.A.	41,297
704,000		Citychamp Watch & Jewellery Group Ltd	159
83,315		Clarus Corp	1,203
982,435		Coats Group plc	1,022
46,249		Columbia Sportswear Co	4,632
1,356,400	e	Consorcio ARA, S.A. de C.V.	302
7,600		Corona Corp	70
394,000	e,g	Cosmo Lady China Holdings Co Ltd	90
304,308	g	Countryside Properties plc	1,154
11,247		COWELL FASHION Co Ltd	75
148,172		Crest Nicholson Holdings plc	673
179,175	*	CROCS, Inc	3,539
169,729		Crompton Greaves Consumer Electricals Ltd	570
358,500	g	Crystal International Group Ltd	159
619		Cuckoo Electronics Co Ltd	74
19,543		Culp, Inc	371
1,284,700		Cyrela Brazil Realty S.A.	6,959
133,838	*	Deckers Outdoor Corp	23,551
86,939		De’Longhi S.p.A.	1,760
6,364	*	Delta Apparel, Inc	148
4,939		Delta-Galil Industries Ltd	145
19,790		Descente Ltd	349
189,720		DFS Furniture plc	612
35,230		Dorel Industries, Inc (Class B)	285
604,344		DR Horton, Inc	26,065
163,413		Eclat Textile Co Ltd	2,094
1,032,145		Electrolux AB (Series B)	26,458
43

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
13,618		Escalade, Inc	$156
17,300	e	ES-Con Japan Ltd	108
455,535		Essilor International S.A.	59,366
25,148		Ethan Allen Interiors, Inc	530
31,766		Ez Tec Empreendimentos e Participacoes S.A.	213
21,807		F&F Co Ltd	1,694
807,672		Feng TAY Enterprise Co Ltd	6,309
226,173		Fila Korea Ltd	15,021
8,962		Flexsteel Industries, Inc	153
1,833		Forbo Holding AG.	3,237
627,852		Formosa Taffeta Co Ltd	791
40,637		Forus S.A.	99
52,203	*,e	Fossil Group, Inc	600
10,491		Foster Electric Co Ltd	152
19,800		France Bed Holdings Co Ltd	178
339,999	*,†,e	Fuguiniao Co Ltd	0	^
4,100		Fujibo Holdings Inc	89
34,200		Fujitsu General Ltd	545
46,000	*	Fusheng Precision Co Ltd	293
75,498		Games Workshop Group plc	4,757
317,503		Garmin Ltd	25,337
46,924	e	Geox S.p.A.	68
1,153,439		Giant Manufacturing Co Ltd	9,045
114,803	*	G-III Apparel Group Ltd	3,378
264,601		Gildan Activewear, Inc	10,240
2,455,569	*,g	Glenveagh Properties plc	2,044
2,700,000	*,e,g	Glenveagh Properties plc (London)	2,230
6,700	e	Goldwin, Inc	842
456,000		Goodbaby International Holding	103
330,057	*,e	GoPro, Inc	1,802
73,700		Gree Electric Appliances, Inc of Zhuhai	592
25,976	*	Green Brick Partners, Inc	216
143,200		Grendene S.A.	291
44,500		Guararapes Confeccoes S.A.	188
9,000		Gunze Ltd	388
1,181,944		Haier Electronics Group Co Ltd	3,280
9,095		Hamilton Beach Brands Holding Co	173
13,019		Handsome Co Ltd	417
2,166,794	e	Hanesbrands, Inc	37,312
179,232		Hangzhou Robam Appliances Co Ltd	710
8,264		Hansae Co Ltd	150
4,769		Hanssem Co Ltd	303
228,232		Hasbro, Inc	24,120
1,326,600		Haseko Corp	13,459
38,500		Heilan Home Co Ltd	51
31,700		Heiwa Corp	652
34,723	*	Helen of Troy Ltd	4,534
24,654	*,†	Hellenic Duty Free Shops S.A.	0	^
24,432,000	*,e	HengTen Networks Group Ltd	583
18,295		Hermes International	13,189
3,400		Hinokiya Group Co Ltd	67
3,271		Hitachi Home & Life Solutions India Ltd	84
75,530	*,e	HLB, Inc	2,319
14,229		Hooker Furniture Corp	293
44

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
466,000	†	Hosa International Ltd	$1
17,905		HS Industries Co Ltd	145
14,940		Hugo Boss AG.	996
371,119	e	Husqvarna AB (B Shares)	3,475
8,225		Hwaseung Enterprise Co Ltd	102
1,190		Hyosung TNC Co Ltd	146
5,280		Hyundai Livart Furniture Co Ltd	79
4,448	*	IFB Industries Ltd	49
64,784	e	IG Design Group PLC	499
314,575		Iida Group Holdings Co Ltd	5,093
80,556	*	Installed Building Products, Inc	4,771
30,619	*,e	iRobot Corp	2,806
26,500		Japan Wool Textile Co Ltd	207
82,287	e	JM AB	1,893
522,500		JNBY Design Ltd	960
23,692		Johnson Outdoors, Inc	1,767
199,100		JVC KENWOOD Holdings, Inc	464
277,000	e	Kasen International Holdings Ltd	203
51,112		Kaufman & Broad S.A.	1,955
192,102		KB Home	4,943
3,539,000		Kinpo Electronics	1,227
21,956		KMC Kuei Meng International In	73
286,000		Konka Group Co Ltd	94
87,623	*	Kontoor Brands, Inc	2,455
6,122		KPR Mill Ltd	55
45,700		Kurabo Industries Ltd	817
25,894		LA Opala RG Ltd	73
50,438		La-Z-Boy, Inc	1,546
3,697,776		Lealea Enterprise Co Ltd	1,151
11,900		LEC, Inc	127
11,661	*,e	Legacy Housing Corp	145
245,738	e	Leggett & Platt, Inc	9,429
27,139		Lennar Corp (B Shares)	1,045
728,714		Lennar Corp (Class A)	35,313
350,709	*,e	Levi Strauss & Co	7,323
81,614		LG Electronics, Inc	5,616
49,190		LG Fashion Corp	980
22,395	*,e	LGI Homes, Inc	1,600
2,571,500	*	Li Ning Co Ltd	6,081
32,432		Lifetime Brands, Inc	307
7,735	*	Lovesac Co	240
1,186		LPP S.A.	2,427
342,825	*	Lululemon Athletica, Inc	61,780
849,324		Luthai Textile Co Ltd	865
307,037		LVMH Moet Hennessy Louis Vuitton S.A.	130,529
71,086	*	M/I Homes, Inc	2,029
100,735		Makalot Industrial Co Ltd	682
117,324	*	Malibu Boats, Inc	4,558
870,400	e	Man Wah Holdings Ltd	384
6,442	*,†	Mariella Burani S.p.A.	0
10,116		Marine Products Corp	156
5,800		Mars Engineering Corp	107
23,731	*	MasterCraft Boat Holdings, Inc	465
45

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
2,043,799	*,e	Mattel, Inc	$22,911
16,994	g	Mavi Giyim Sanayi Ve Ticaret AS.	118
49,927		Maytronics Ltd	344
210,218	g	McCarthy & Stone plc	365
125,933		MDC Holdings, Inc	4,128
112,000		Merida Industry Co Ltd	662
66,658	*	Meritage Homes Corp	3,422
119,300		Midea Group Co Ltd	904
123,100		MIPS AB	2,456
75,400		Misawa Homes Co Ltd	707
9,400		Mizuno Corp	213
254,109	*	Mohawk Industries, Inc	37,473
404,106		Moncler S.p.A	17,321
94,874		Movado Group, Inc	2,562
2,022,565		MRV Engenharia e Participacoes S.A.	10,308
7,665		Nacco Industries, Inc (Class A)	398
436,239		Namco Bandai Holdings, Inc	21,168
18,000		Nan Liu Enterprise Co Ltd	95
46,262	*,e,g	Neinor Homes S.A.	563
160,559		New Wave Group AB (B Shares)	1,118
1,111,428		Newell Rubbermaid, Inc	17,138
651,000		Nien Made Enterprise Co Ltd	4,902
3,671,939		Nike, Inc (Class B)	308,259
176,422		Nikon Corp	2,509
583,800		Nishat Mills Ltd	341
64,620		Nobia AB	377
16,028	*	NVR, Inc	54,018
56,431		Onward Kashiyama Co Ltd	312
1,900		Oppein Home Group, Inc	30
830,835		Oriental Weavers	519
113,294	*,e,g	OVS S.p.A	195
17,385		Oxford Industries, Inc	1,318
2,444,778		Pacific Textile Holdings Ltd	1,936
8,140		Page Industries Ltd	2,425
47,200		Paiho Shih Holdings Corp	75
1,122,165		Panasonic Corp	9,374
26,371		Pandora AS	938
402,000	*,†	Peace Mark Holdings Ltd	0
269,882		Persimmon plc	6,856
295,927	*	Peter England Fashions and Retail Ltd	924
152,349		Photo-Me International plc	187
20,656		PIK Group (GDR)	123
185,394		Polaris Industries, Inc	16,913
1,573,341		Pou Chen Corp	1,951
14,117,722		Prada S.p.A	43,654
323,700	e	Pressance Corp	4,454
45,018,500		PT Sri Rejeki Isman Tbk	1,078
745,227		Pulte Homes, Inc	23,564
128,801		Puma AG. Rudolf Dassler Sport	8,590
8,073	*,e	Purple Innovation, Inc	54
87,073		PVH Corp	8,241
179,000	e	Q Technology Group Co Ltd	136
102,700	*	Qingdao Haier Co Ltd	259
264,000		Quang Viet Enterprise Co Ltd	1,277
46

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
190,779		Rajesh Exports Ltd	$1,995
65,710		Ralph Lauren Corp	7,464
61,666		Raymond Ltd	653
385,841		Redrow plc	2,672
185,000	e,g	Regina Miracle International Holdings Ltd	147
33,504		Rinnai Corp	2,134
14,370		Rocky Brands, Inc	392
45,848	*	Roku, Inc	4,153
257,000	*	Roo Hsing Co Ltd	116
225,173		Ruentex Industries Ltd	549
38,905	e	Salvatore Ferragamo Italia S.p.A	929
4,892,566	g	Samsonite International	11,258
28,400		Sangetsu Co Ltd	523
74,811		Sankyo Co Ltd	2,713
20,173		SEB S.A.	3,629
20,124		Sega Sammy Holdings, Inc	245
186,300		Seiko Holdings Corp	3,804
26,000		Seiren Co Ltd	363
283,449		Sekisui Chemical Co Ltd	4,268
1,059,632		Sekisui House Ltd	17,459
107,786	e	Sharp Corp	1,189
714,524		Shenzhou International Group Holdings Ltd	9,857
29,062		Shimano, Inc	4,331
3,648	e	Sioen Industries NV	100
47,836	*	Skechers U.S.A., Inc (Class A)	1,506
284,144		Skyline Corp	7,780
822,000	e	Skyworth Digital Holdings Ltd	221
–	*,e	SodaStream International Ltd	0
429,321	*,e	Sonos, Inc	4,869
3,637,258		Sony Corp	191,138
854,391	*,g	Spin Master Corp	24,708
44,800		Starts Corp, Inc	1,058
94,257		Steven Madden Ltd	3,200
17,623		Sturm Ruger & Co, Inc	960
585,254		Sumitomo Forestry Co Ltd	7,035
11,263		Superior Uniform Group, Inc	193
3,140		Surteco SE	91
12,651		Swatch Group AG.	3,627
3,243		Swatch Group AG. (Registered)	176
7,525		Symphony Ltd	134
488,602		Tainan Spinning Co Ltd	193
522,600		Taiwan Paiho Ltd	1,514
31,500		Tamron Co Ltd	646
1,013,363		Tapestry, Inc	32,154
1,664,000	*	Tatung Co Ltd	1,006
312,877	*	Taylor Morrison Home Corp	6,558
5,880,266		Taylor Wimpey plc	11,800
8,600		TCL Corp	4
2,830,000		TCL Multimedia Technology Holdings Ltd	1,367
9,282	*,g	TCNS Clothing Co Ltd	112
183,768	g	Technogym S.p.A	2,047
16,524		Ted Baker plc	170
40,878	e	Telford Homes plc	162
47

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
240,904	*	Tempur Sealy International, Inc	$17,675
1,751,000		Texhong Textile Group Ltd	1,961
458,000		Texwinca Holdings Ltd	140
71,193	g	Thule Group AB	1,760
447,183		Titan Industries Ltd	8,650
7,058	e	Tod’s S.p.A.	330
5,290		Token Corp	299
259,751		Toll Brothers, Inc	9,512
185,958		TomTom NV	2,136
124,768		Tomy Co Ltd	1,455
52,892	*	TopBuild Corp	4,377
152,848	*	TRI Pointe Homes, Inc	1,830
33,200		TSI Holdings Co Ltd	199
4,076		TTK Prestige Ltd	399
52,418		Tupperware Corp	998
1,258,356	*,e	Under Armour, Inc (Class A)	31,899
332,926	*	Under Armour, Inc (Class C)	7,391
19,398	*	Unifi, Inc	352
55,232	*	Universal Electronics, Inc	2,266
14,100	e	Universal Entertainment Corp	422
3,870		VAN DE Velde	121
26,768		Vardhman Textiles Ltd	411
103,962	*	Vera Bradley, Inc	1,248
26,121	*	Vestel Elektronik Sanayi	56
475,901		VF Corp	41,570
64,613	*,e	Victoria plc	399
3,105		Vince Holding Corp	43
14,842		VIP Industries Ltd	96
122,414	*	Vista Outdoor, Inc	1,087
47,000	*	Vulcabras Azaleia S.A.	82
23,513		Wacoal Holdings Corp	611
170,500		Weiqiao Textile Co	54
498,612		Welspun India Ltd	414
109,461		Whirlpool Corp	15,583
31,613		Whirlpool of India Ltd	728
39,396	*	William Lyon Homes, Inc	718
484,408		Wolverine World Wide, Inc	13,341
42,002		Woongjin Coway Co Ltd	2,816
1,133,000		XTEP International Holdings	684
23,304		Yamaha Corp	1,109
34,969	*,e	YETI Holdings, Inc	1,012
8,300	e	Yondoshi Holdings, Inc	191
32,000		Yonex Co Ltd	185
9,985		Youngone Corp	323
8,510		Youngone Holdings Co Ltd	448
540,407		Yue Yuen Industrial Holdings	1,482
33,902	*,e	Zagg, Inc	236
10,800		Zhejiang Semir Garment Co Ltd	17
22,900	e	Zojirushi Corp	245
		TOTAL CONSUMER DURABLES & APPAREL	2,115,309

CONSUMER SERVICES - 2.2%
6,000	*,e	500.com Ltd (ADR)	64
211,214		888 Holdings plc	437
48

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
692,354	e	AA plc	$424
45,003	*,g	AcadeMedia AB	254
1,130,154	e	Accor S.A.	48,512
1,894,800		Accordia Golf Trust	742
62,841	*	Adtalem Global Education, Inc	2,831
272,548		Advtech Ltd	267
3,900		Aeon Fantasy Co Ltd	81
235,000		Ajisen China Holdings Ltd	96
608,700	*,e	Alsea SAB de C.V.	1,198
40,225	*	American Public Education, Inc	1,190
428,801		ARAMARK Holdings Corp	15,463
10,700	e	ARCLAND SERVICE Co Ltd	184
21,100	*	Arco Platform Ltd	924
8,703,989	e	Arcos Dorados Holdings, Inc	63,365
237,560		Ardent Leisure Group Ltd	175
611,430		Aristocrat Leisure Ltd	13,217
50,300	e	Atom Corp	446
71,235		Autogrill S.p.A.	747
22,962	*,g	Basic-Fit NV	808
208,169		BBX Capital Corp	1,022
422,500	*,e	Beijing Sports and Entertainment Industry Group Ltd	116
61,125		Benesse Holdings Inc	1,427
1,831,200		Berjaya Sports Toto BHD	1,223
1,793		bet-at-home.com AG.	113
1,016,546	e	Betsson AB	6,226
8,656	*	Biglari Holdings, Inc (B Shares)	899
22,557		BJ’s Restaurants, Inc	991
78,500		BK Brasil Operacao e Assessoria a Restaurantes S.A.	455
1,743,200		Bloomberry Resorts Corp	384
602,523		Bloomin’ Brands, Inc	11,394
23,433	e	Bluegreen Vacations Corp	274
120,798		Boyd Gaming Corp	3,254
146,183	*	Bright Horizons Family Solutions	22,055
9,800	*	Bright Scholar Education Holdings Ltd (ADR)	89
96,298	e	Brinker International, Inc	3,789
4,300	e	BRONCO BILLY Co Ltd	87
965,725	*	Caesars Entertainment Corp	11,415
796,000		Cafe de Coral Holdings Ltd	2,368
569,679	*	Career Education Corp	10,864
905,979		Carnival Corp	42,173
219,312		Carnival plc	9,652
83,815		Carriage Services, Inc	1,593
426,889	*	Carrols Restaurant Group, Inc	3,855
38,419	*	Century Casinos, Inc	373
22,081	*	Chalet Hotels Ltd	102
45,292	e	Cheesecake Factory	1,980
130,315	*	Chegg, Inc	5,029
559,000		China Education Group Holdings Ltd	875
51,900		China International Travel Service Corp Ltd	671
670,000	e	China Maple Leaf Educational Systems Ltd	266
231,000	e,g	China New Higher Education Group Ltd	90
988,000		China Travel International Inv HK	205
516,640	g	China Yuhua Education Corp Ltd	225
49

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
100,618	*	Chipotle Mexican Grill, Inc (Class A)	$73,741
64,549		Choice Hotels International, Inc	5,616
40,054		Churchill Downs, Inc	4,609
21,042	*	Chuy’s Holdings, Inc	482
7,467		Cie des Alpes	207
47,965		City Lodge Hotels Ltd	350
8,203		Collectors Universe	175
333,077		Collins Foods Ltd	1,943
35,100	e	Colowide Co Ltd	673
2,651,302		Compass Group plc	63,556
46,326	e	Corporate Travel Management Ltd	733
91,140		Cox & Kings India Ltd	49
21,532	e	Cracker Barrel Old Country Store, Inc	3,676
25,700	e	Create Restaurants Holdings, Inc	320
325,379		Crown Resorts Ltd	2,844
71,765	e	Curro Holdings Ltd	121
64,500		CVC Brasil Operadora e Agencia de Viagens S.A.	837
156,343		Dadi Early-Childhood Education Group Ltd	1,319
9,568		Daekyo Co Ltd	52
75,000		Dahan Development Corp	153
4,200	e	Daisyo Corp	61
106,626		Dalata Hotel Group plc	570
119,325		Darden Restaurants, Inc	14,525
39,188	e	Dave & Buster’s Entertainment, Inc	1,586
43,949	*,e	Del Frisco’s Restaurant Group, Inc	350
35,155	*	Del Taco Restaurants, Inc	451
92,436	*	Denny’s Corp	1,898
27,246		Dignity plc	224
18,657	e	Dine Brands Global Inc.	1,781
6,913	e	DO & CO AG.	667
52,921	e	Domino’s Pizza Enterprises Ltd	1,399
267,254		Domino’s Pizza Group plc	945
93,373		Domino’s Pizza, Inc	25,984
5,522		DoubleUGames Co Ltd	297
17,800		Doutor Nichires Holdings Co Ltd	337
78,699	*	Drive Shack, Inc	369
2,163,105	*	Dubai Parks & Resorts PJSC	115
67,478	e	Dunkin Brands Group, Inc	5,375
7,604		Dur Hospitality Co	36
102,753		EIH Ltd	272
136,818	*	El Pollo Loco Holdings, Inc	1,459
75,097	*,e	Eldorado Resorts, Inc	3,460
55,646	g	Elior Participations S.C.A	765
18,966	*	Emerson Pacific, Inc	250
5,197	*,e	Empire Resorts, Inc	50
987,992	*	Enterprise Inns plc	2,467
633,600		Erawan Group PCL	130
136,500		Estacio Participacoes S.A.	1,031
348,605	g	Evolution Gaming Group AB	6,904
958,089		Extended Stay America, Inc	16,182
161,000		Fairwood Holdings Ltd	555
34,367	*	Famous Brands Ltd	210
2,620		Fattal Holdings 1998 Ltd	309
31,710	*	Fiesta Restaurant Group, Inc	417
50

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
69,494		Flight Centre Travel Group Ltd	$2,027
22,990		Formosa International Hotels Corp	140
377,280	*	frontdoor, Inc	16,431
397,000		Fu Shou Yuan International Group Ltd	348
11,999	e	Fuji Kyuko Co Ltd	433
2,900	*,e	Fujio Food System Co Ltd	69
6,700	e	Fujita Kanko, Inc	168
247,194		G8 Education Ltd	527
17,100		GAEC Educacao S.A.	85
3,546,306		Galaxy Entertainment Group Ltd	23,856
2,100		Genki Sushi Co Ltd	61
5,860,892		Genting BHD	9,609
4,396,134		Genting Singapore Ltd	2,991
1,682,821		Gold Reef Resorts Ltd	1,820
24,859	*,e	Golden Entertainment, Inc	348
40,739		Gourmet Master Co Ltd	228
8,074		Graham Holdings Co	5,571
84,136	*	Grand Canyon Education, Inc	9,846
13,807		Grand Korea Leisure Co Ltd	245
76,075	*	Great Canadian Gaming Corp	2,579
411,409		Greene King plc	3,227
271,693		Greggs plc	7,919
449,985		GVC Holdings plc	3,730
410,289	e	H&R Block, Inc	12,022
69,730	*	Habit Restaurants, Inc	732
517,000	*,g	Haichang Holdings Ltd	86
4,323		Hana Tour Service, Inc	188
6,529		Herfy Food Services Co	98
13,705		Hiday Hidaka Corp	263
158,704	*,e	Hilton Grand Vacations, Inc	5,050
690,002		Hilton Worldwide Holdings, Inc	67,441
19,300		HIS Co Ltd	481
334,500		Hongkong & Shanghai Hotels	436
888,000	g	Hope Education Group Co Ltd	127
160,800	*	Hoteles City Express SAB de C.V.	173
568,784	*	Houghton Mifflin Harcourt Co	3,276
105,375		Huangshan Tourism Development Co Ltd	112
121,200	e	Huazhu Group Ltd (ADR)	4,394
75,390		Hyatt Hotels Corp	5,739
9,900		Ichibanya Co Ltd	441
594,422		IDP Education Ltd	7,391
536,180		Indian Hotels Co Ltd	1,224
134,846		InterContinental Hotels Group plc	8,869
245,194	e	International Game Technology plc	3,180
46,553		International Speedway Corp (Class A)	2,090
63,564	e	Invocare Ltd	714
73,907	*	J Alexander’s Holdings, Inc	830
139,089		Jack in the Box, Inc	11,320
33,093	*	Jackpotjoy plc	311
10,500	*	Japan Best Rescue System Co Ltd	140
336,647		Jollibee Foods Corp	1,852
77,112		Jubilant Foodworks Ltd	1,377
441,554		Jumbo Interactive Ltd	6,260
51

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
334,966	*	K12, Inc	$10,186
11,772	*,e	Kambi Group plc	193
83,794		Kangwon Land, Inc	2,195
15,100	e	Kappa Create Co Ltd	191
12,600		Kisoji Co Ltd	295
6,200	*	KNT-CT Holdings Co Ltd	77
44,200		KOMEDA Holdings Co Ltd	834
56,200		Koshidaka Holdings Co Ltd	792
17,700	*	Kourakuen Holdings Corp	456
1,361,045		Kroton Educacional S.A.	3,888
7,100	e	Kura Corp	303
20,300	e	Kyoritsu Maintenance Co Ltd	951
1,018,635		Las Vegas Sands Corp	60,191
540,823	*	Laureate Education, Inc	8,496
47,559		Leejam Sports Co JSC	948
106,682	*,g	Lemon Tree Hotels Ltd	103
104,461	e,g	LeoVegas AB	418
260,547	*	Lindblad Expeditions Holdings, Inc	4,677
4,555	*	Lotte Tour Development Co Ltd	51
2,557,000		Macau Legend Development Ltd	360
1,373,000		Magnum BHD	884
437,700		Mandarin Oriental International Ltd	780
483,200		Marriott International, Inc (Class A)	67,788
77,081		Marriott Vacations Worldwide Corp	7,431
572,494		Marston’s plc	848
6,300		Matsuya Foods Co Ltd	191
2,463,244		McDonald’s Corp	511,517
126,163	e	McDonald’s Holdings Co Japan Ltd	5,566
3,429		MegaStudyEdu Co Ltd	103
7,700		Meiko Network Japan Co Ltd	68
1,743,656		Melco Crown Entertainment Ltd (ADR)	37,872
818,000		Melco International Development	1,810
66,165		Melia Hotels International S.A.	632
687,523	g	Merlin Entertainments plc	3,930
3,445,494		MGM China Holdings Ltd	5,853
868,781		MGM Resorts International	24,821
1		Minor International PCL (ADR)	0	^
3,518,808		Minor International PCL (Foreign)	4,704
414,000	*,g	Minsheng Education Group Co Ltd	79
153,583	*	Mitchells & Butlers plc	559
7,006		Modetour Network, Inc	120
11,762	*	Monarch Casino & Resort, Inc	503
3,300	e	Monogatari Corp	264
14,200	e	MOS Food Services, Inc	311
26,009		MTY Food Group, Inc	1,298
3,122		Nathan’s Famous, Inc	244
120,752	e	Navitas Ltd	493
102,981		NetEnt AB	330
316,998	*	New Oriental Education & Technology Group (ADR)	30,616
33,164	*,e	Noodles & Co	261
791,843	*	Norwegian Cruise Line Holdings Ltd	42,467
8,800		Ohsho Food Service Corp	516
32,000	*,e	OneSmart International Education Group Ltd (ADR)	255
50,550	*	OneSpaWorld Holdings Ltd	784
52

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
549,741		OPAP S.A.	$6,166
9,988	*,e	Orascom Development Holding AG.	153
345,486		Oriental Land Co Ltd	42,860
72,655		Paddy Power plc	5,464
77,100		Pandox AB	1,421
71,165	e	Papa John’s International, Inc	3,183
20,784		Paradise Co Ltd	294
115,724		Park Lawn Corp	2,542
38,470	†	Patisserie Holdings plc	0	^
2,161,104	*	Penn National Gaming, Inc	41,623
33,900	e	Pepper Food Service Co Ltd	552
5,100	e	PIA Corp	220
193,772	*	Planet Fitness, Inc	14,037
212,125	*	PlayAGS, Inc	4,126
178,935		Playtech Ltd	970
11,900	e	Plenus Co Ltd	194
700,300	*	PointsBet Holdings Ltd	1,205
31,899	*	Potbelly Corp	162
21,607		RCI Hospitality Holdings, Inc	378
259,578		Recipe Unlimited Corp	5,233
21,254	*	Red Lion Hotels Corp	151
16,559	*	Red Robin Gourmet Burgers, Inc	506
430,554		Red Rock Resorts, Inc	9,248
284,000		Regal Hotels International Holdings Ltd	178
130,788	*	Regis Corp	2,171
6,600		Renaissance, Inc	108
3,544,229		Resorts World BHD	2,781
50,700		Resorttrust, Inc	778
1,189,158	e	Restaurant Brands International, Inc	82,694
288,504	e	Restaurant Brands International, Inc (Toronto)	20,063
14,866		Restaurant Brands New Zealand Ltd	93
278,935		Restaurant Group plc	467
12,600	e	Ringer Hut Co Ltd	261
11,300	*,e	RISE Education Cayman Ltd (ADR)	108
93,100		Riso Kyoiku Co Ltd	390
45,800		Round One Corp	582
626,445		Royal Caribbean Cruises Ltd	75,931
14,800	e	Royal Holdings Co Ltd	366
96,781		Ruth’s Chris Steak House, Inc	2,198
16,600		Saizeriya Co Ltd	361
3,799,375		Sands China Ltd	18,150
26,044		Saudi Airlines Catering Co	593
43,770	g	Scandic Hotels Group AB	386
295,572	*	Scientific Games Corp (Class A)	5,858
199,982	*	SeaWorld Entertainment, Inc	6,199
32,861	*	Seera Group Holding	153
50,844		Select Interior Concepts Inc	592
27,796	g	Ser Educacional S.A.	180
393,126		Service Corp International	18,390
320,919	*	ServiceMaster Global Holdings, Inc	16,717
31,569	*	Shake Shack, Inc	2,279
638,000	*	Shanghai Jinjiang International Hotels Group Co Ltd	130
2,444,120		Shangri-La Asia Ltd	3,078
53

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
156,400		Shenzhen Overseas Chinese Town Co Ltd	$158
901		Shinsegae Food Co Ltd	67
29,600	*,e	Silver Life Co Ltd	1,380
144,708		Six Flags Entertainment Corp	7,189
1,780,148		SJM Holdings Ltd	2,024
106,555		SkiStar AB	1,310
393,372		Sky City Entertainment Group Ltd	1,002
161,100	e	Skylark Co Ltd	2,815
82,424		Sodexho Alliance S.A.	9,635
1,100		Songcheng Performance Development Co Ltd	4
35,486	*,e	Sotheby’s (Class A)	2,063
16,012		Speedway Motorsports, Inc	297
1,672,966		SSP Group PLC	14,581
9,000		St Marc Holdings Co Ltd	192
473,962		Star Entertainment Grp Ltd	1,372
2,204,999		Starbucks Corp	184,845
205,501	*	Stars Group, Inc	3,507
42,613		Strategic Education, Inc	7,585
7,500		Studio Alice Co Ltd	142
59,859	*	Sun International Ltd	213
34,600	e	Sushiro Global Holdings Ltd	2,067
1,792,674		Tabcorp Holdings Ltd	5,601
410,612	*	TAL Education Group (ADR)	15,644
18,700	e	Tarena International, Inc (ADR)	47
56,000	*	Target Hospitality Corp	510
27,451	g	Telepizza Group S.A.	148
186,256		Texas Roadhouse, Inc (Class A)	9,996
946,240	e	Thomas Cook Group plc	158
141,574		Thomas Cook India Ltd	471
269,000		Tianli Education International Holdings Ltd	119
3,600	*,e	TKP Corp	165
46,300		Tokyo Dome Corp	438
9,200	e	Tokyotokeiba Co Ltd	283
12,500		Toridoll.corp	239
8,700		Tosho Co Ltd	221
1,740,885	*	Tsogo Sun Hotels Ltd	519
636,919		TUI AG. (DI)	6,254
17,500	*,e	Tuniu Corp (ADR)	57
23,420		Twin River Worldwide Holdings Inc	697
256,201		Unibet Group plc (ADR)	2,175
100,641		Vail Resorts, Inc	22,461
12,500		Watami Co Ltd	166
120,578	*	Weight Watchers International, Inc	2,303
358,074		Wendy’s	7,011
13,096	*	Westlife Development Ltd	58
46,676		Wetherspoon (J.D.) plc	847
295,502		Whitbread plc	17,387
507,623		William Hill plc	996
167,915	e	Wingstop, Inc	15,910
280,000		Wisdom Education International Holdings Co Ltd	149
217,093		Wyndham Destinations, Inc	9,530
164,283		Wyndham Hotels & Resorts, Inc	9,157
1,808,709		Wynn Macau Ltd	4,049
224,344		Wynn Resorts Ltd	27,816
54

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
9,300	e	Yomiuri Land Co Ltd	$429
37,800	e	Yoshinoya D&C Co Ltd	653
1,730,261		Yum China Holdings, Inc	79,938
489,878		Yum! Brands, Inc	54,215
111,900		Zensho Co Ltd	2,278
		TOTAL CONSUMER SERVICES	2,582,690

DIVERSIFIED FINANCIALS - 3.7%
455,410		3i Group plc	6,443
18,131	e	ABC Arbitrage	132
20,174		Ackermans & Van Haaren	3,029
51,021		Acom Co Ltd	184
113,500		Aeon Credit Service M BHD	461
171,320		AEON Financial Service Co Ltd	2,765
34,300		Aeon Thana Sinsap Thailand PCL	247
94,204		Affiliated Managers Group, Inc	8,680
45,315		AG Mortgage Investment Trust	720
82,630		AGF Management Ltd	328
917,287		AGNC Investment Corp	15,429
229,200	*	Aiful Corp	469
32,002		Aker ASA (A Shares)	1,845
47,474	e	Alaris Royalty Corp	682
401,141		Alexander Forbes Group Holdings Ltd	165
1,306,066		Ally Financial, Inc	40,475
654,320		Amanat Holdings PJSC	171
3,141,006		American Express Co	387,726
256,318		Ameriprise Financial, Inc	37,207
184,143	e,g	Amigo Holdings plc	465
3,069,084		AMP Ltd	4,578
170,262	e,g	Amundi S.A.	11,888
978,257	g	Anima Holding S.p.A	3,326
1,554,511	e	Annaly Capital Management, Inc	14,193
110,307		Anworth Mortgage Asset Corp	418
9,100	*	Anxin Trust Co Ltd	7
420,095		Apollo Commercial Real Estate Finance, Inc	7,726
331,367		Ares Commercial Real Estate Corp	4,924
71,995	*	Ares Management Corp	1,884
43,159	e	Arlington Asset Investment Corp (Class A)	297
65,306	*,e	ARMOUR Residential REIT, Inc	1,217
101,025	e	Arrow Global Group plc	291
305,150		Artisan Partners Asset Management, Inc	8,398
14,325	*	Aseer Trading Tourism & Manufacturing Co	34
2,401,680		Ashmore Group plc	15,537
3,825	e	Associated Capital Group, Inc	143
12,367		Aurelius AG.	588
487,106		Australian Stock Exchange Ltd	28,221
66,016		Avanza Bank Holding AB	504
33,800		Avic Capital Co Ltd	27
1,811,771		AXA Equitable Holdings, Inc	37,866
76,548	*	Axactor SE	168
489,286		Ayala Corp	8,541
2,215	*,†	Ayala Corp Preferred	0	^
178,034	e	Azimut Holding S.p.A.	3,431
55

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
25,891		B. Riley Financial, Inc	$540
141,030	e	B2Holding ASA	155
2,771,653		B3 S.A.-Brasil Bolsa Balcao	27,038
280,590		Bajaj Finance Ltd	14,960
548,101	g	Banca Farmafactoring S.p.A	3,055
208,515	e	Banca Generali S.p.A	6,004
10,801	e	Banca IFIS S.p.A.	146
85,070	e	Banca Mediolanum S.p.A	627
178,500		Banco BTG Pactual S.A.	2,365
54,244		Banco Latinoamericano de Exportaciones S.A. (Class E)	1,130
1,420,669		Bank of New York Mellon Corp	62,723
487,077		BGC Partners, Inc (Class A)	2,547
207,235		BinckBank NV	1,487
206,805		BlackRock, Inc	97,054
1,629,643	*	Blackstone Group LP	72,389
160,334	e	Blackstone Mortgage Trust, Inc	5,705
92,883	*	Blucora, Inc	2,821
484,000	e	BOCOM International Holdings Co Ltd	82
251,800	e	Bolsa Mexicana de Valores S.A. de C.V.	477
51,832		Bolsas y Mercados Espanoles	1,269
158,098	*,e	Brait S.A.	208
468,426		Brewin Dolphin Holdings plc	1,822
3,238,000	e	Bright Smart Securities & Commodities Group Ltd	655
1,180,398		Brookfield Asset Management, Inc	56,471
5,228		BSE Ltd	46
183,716		BT Investment Management Ltd	924
64,462	e	Bure Equity AB	1,101
420,971		Burford Capital Ltd	8,311
338,700		Bursa Malaysia BHD	574
17,500		Caitong Securities Co Ltd	28
206,039		Canaccord Financial, Inc	944
216,457	*	Cannae Holdings, Inc	6,273
1,170,609		Capital One Financial Corp	106,221
765,990		Capital Securities Corp	234
425,280		Capstead Mortgage Corp	3,551
190,752		CBOE Holdings, Inc	19,768
131,192		Cembra Money Bank AG.	12,660
26,710		Century Leasing System, Inc	1,130
110,661		Cerved Information Solutions S.p.A	982
4,842,028		Chailease Holding Co Ltd	20,065
787,775		Challenger Financial Services Group Ltd	3,677
20,000		Changjiang Securities Co Ltd	23
2,391,663		Charles Schwab Corp	96,121
16,225		Cherry Hill Mortgage Investment Corp	260
360,076	e	Chimera Investment Corp	6,795
473,000		China Bills Finance Corp	228
8,653,105		China Cinda Asset Management Co Ltd	1,994
1,248,000	†	China Ding Yi Feng Holdings Ltd	2,768
909,125		China Everbright Ltd	1,344
9,210,045		China Galaxy Securities Co Ltd	5,464
9,944,000	*,g	China Huarong Asset Management Co Ltd	1,732
1,124,800	e,g	China International Capital Corp Ltd	2,270
1,072,000	*	China LNG Group Ltd	82
56

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
149,400		China Merchants Securities Co Ltd	$372
486,719		CI Financial Corp	7,931
2,114,415		CITIC Securities Co Ltd	4,410
318,200		CITIC Securities Co Ltd (Class A)	1,106
152,832		Close Brothers Group plc	2,743
76,396	g	CMC Markets plc	87
735,227		CME Group, Inc	142,715
227,886		Coface S.A.	2,299
25,309		Cohen & Steers, Inc	1,302
90,585		Colony Credit Real Estate, Inc	1,404
1,128,500		Concentradora Hipotecaria SAPI de C.V.	1,021
126,860		Coronation Fund Managers Ltd	403
13,767		Corp Financiera Alba	722
189,227	*	Corp Financiera Colombiana S.A.	1,466
88,258	*,e	Cowen Group, Inc	1,517
18,397	*	Cox & Kings Ltd	1
41,962	*	Credit Acceptance Corp	20,302
21,025		Credit Analysis & Research Ltd	287
40,481	e	Credit Corp Group Ltd	755
76,482		Credit Saison Co Ltd	898
6,266,481		Credit Suisse Group	75,005
114,751		Credito Real SAB de C.V.	141
22,383		CRISIL Ltd	482
15,439	*	Curo Group Holdings Corp	171
380,589		Daewoo Securities Co Ltd	2,703
19,870		Daishin Securities Co Ltd	239
7,939		Daishin Securities Co Ltd PF	65
1,419,295		Daiwa Securities Group, Inc	6,231
6,775		Daou Data Corp	55
111,631		Daou Technology, Inc	2,101
44,464		DeA Capital S.p.A.	65
190,871		Deutsche Bank AG. (Registered)	1,472
6,971		Deutsche Beteiligungs AG.	269
137,706		Deutsche Boerse AG.	19,440
8,367		Diamond Hill Investment Group, Inc	1,186
9,005,000	*,e	Dingyi Group Investment Ltd	427
759,461		Discover Financial Services	58,927
45,086	e,g	doBank S.p.A	600
37,628	*	Donnelley Financial Solutions, Inc	502
996,168		Dubai Financial Market	191
26,627		Dynex Capital, Inc	446
1,204,992		E*TRADE Financial Corp	53,743
178,100		East Money Information Co Ltd	352
213,132		Eaton Vance Corp	9,192
290,750		ECN Capital Corp	937
4,420,178		Edelweiss Capital Ltd	10,865
6,728	*,e	EFG Financial Products Holding AG.	239
47,234	e	EFG International	327
18,900		eGuarantee, Inc	227
282,183		Egyptian Financial Group-Hermes Holding	289
567,534		Element Financial Corp	4,143
24,420	*	Elevate Credit, Inc	101
68,844		Ellington Financial Inc	1,237
57

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
2,022,000		Emperor Capital Group Ltd	$75
34,350	*,e	Encore Capital Group, Inc	1,163
272,717	*	Enova International, Inc	6,286
230,157	*	Equitas Holdings Ltd	400
10,157		Eurazeo	708
1,341,902	g	Euronext NV	101,527
19,400		Everbright Securities Co Ltd	32
74,136		Evercore Partners, Inc (Class A)	6,566
219,969		Exantas Capital Corp	2,488
117,160		EXOR NV	8,208
51,933	*	Ezcorp, Inc (Class A)	492
40,493		Factset Research Systems, Inc	11,604
2,090,276		Far East Horizon Ltd	2,138
107,416		Federated Investors, Inc (Class B)	3,491
849,832		FGL Holdings	7,139
71,055		Fiera Capital Corp	612
38,000		Financial Products Group Co Ltd	314
6,937	*	FinTech Group AG.	154
1,402,000		First Pacific Co	569
118,616		FirstCash, Inc	11,864
3,529,686		FirstRand Ltd	17,191
520,184		FlexiGroup Ltd	596
68,157	e,g	Flow Traders	1,990
33,131	*	Focus Financial Partners, Inc	905
48,600		Founder Securities Co Ltd	50
535,392		Franklin Resources, Inc	18,632
22,976,303		Fuhwa Financial Holdings Co Ltd	13,811
12,800		Fuyo General Lease Co Ltd	730
39,933	e	Gain Capital Holdings, Inc	165
6,173		GAMCO Investors, Inc (Class A)	118
5,508,300	e	Gentera SAB de C.V.	4,761
1,466,600		GF Securities Co Ltd	1,745
139,000		GF Securities Co Ltd (Class A)	279
10,984		Gimv NV	693
62,900	e	GMO Financial Holdings, Inc	371
171,019		goeasy Ltd	6,921
791,377		Goldman Sachs Group, Inc	161,916
259,932		Granite Point Mortgage Trust, Inc	4,988
33,783		Great Ajax Corp	473
119,153	*	Green Dot Corp	5,827
23,271		Greenhill & Co, Inc	316
15,997		GRENKELEASING AG.	1,720
72,647		Groupe Bruxelles Lambert S.A.	7,138
351,783		Grupo de Inversiones Suramericana S.A.	3,733
106,808		Grupo de Inversiones Suramericana S.A. (Preference)	1,052
14,612		Gruppo MutuiOnline S.p.A	260
196,485		GT Capital Holdings, Inc	3,607
21,400		Guosen Securities Co Ltd	41
1,771,800	e	Guotai Junan International Hol	306
268,000	*	Guotai Junan Securities Co Ltd	718
789,000	*,g	Guotai Junan Securities Co Ltd (Hong Kong)	1,405
15,000		Guoyuan Securities Co Ltd	20
600,927		Haci Omer Sabanci Holding AS	891
3,005,762		Haitong Securities Co Ltd	3,372
58

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
144,600		Haitong Securities Co Ltd (Class A)	$299
31,877		Hamilton Lane, Inc	1,819
9,660		Hankook Tire Worldwide Co Ltd	143
51,081	*	Hanwha Securities Co	112
370,446		Hargreaves Lansdown plc	9,051
26,187		Hellenic Exchanges S.A.	146
36,700		Hitachi Capital Corp	818
1,000		Hithink RoyalFlush Information Network Co Ltd	14
54,010	e,g	Hoist Finance AB	264
1,391,300		Hong Kong Exchanges and Clearing Ltd	49,169
37,296		Houlihan Lokey, Inc	1,661
1,648,000	e,g	Huatai Securities Co Ltd	2,837
171,116		Huatai Securities Co Ltd (Class A)	557
29,651		HUB24 Ltd	248
2,074	*	Hypoport AG.	566
46,600		IBJ Leasing Co Ltd	1,169
16,200		Ichiyoshi Securities Co Ltd	110
28,764	g	ICICI Securities Ltd	92
365,175	*	IFCI Ltd	49
1,531,960		IG Group Holdings plc	11,357
219,274		IGM Financial, Inc	6,261
154,423	*	IIFL Securities Ltd	430
1,490,120		Indiabulls Housing Finance Ltd	13,113
141,540		Indiabulls Securities Ltd	562
69,952	g	Indian Energy Exchange Ltd	146
39,100		Industrial Securities Co Ltd	38
408,429		Industrivarden AB	9,063
345,639		Infrastructure Development Finance Co Ltd	174
220,264		IntegraFin Holdings plc	1,063
141,142		Interactive Brokers Group, Inc (Class A)	7,650
1,254,512		IntercontinentalExchange Group, Inc	107,813
820,720		Intermediate Capital Group plc	14,396
140,700		International Personal Finance plc	214
61,677	*	INTL FCStone, Inc	2,442
125,226		Inversiones La Construccion S.A.	2,092
689,161		Invesco Ltd	14,100
441,658		Invesco Mortgage Capital, Inc	7,120
928,451		Investec Ltd	6,039
601,046		Investec plc	3,907
15,174		Investment AB Kinnevik (B Shares)	395
26,012		Investment AB Oresund	344
325,712		Investor AB (B Shares)	15,663
194,771	e	IOOF Holdings Ltd	708
3,500		iShares Core S&P 500 ETF	1,032
20,000	e	iShares Dow Jones US Financial Services Index Fund	2,678
366,820		iShares MSCI Canada Index Fund	10,498
1,836,767		iShares MSCI EAFE Index Fund	120,731
17,200	e	iShares MSCI EAFE Small-Cap ETF	987
1,028,348		iShares MSCI Emerging Markets	44,126
4,778		iShares MSCI South Korea Index Fund	286
205,647		iShares Russell 1000 Value Index Fund	26,162
160,000	e	iShares Russell Midcap Growth Index Fund	22,814
29,400	e	J Trust Co Ltd	132
59

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
92,800		Jaccs Co Ltd	$1,851
30,310	*	Jafco Co Ltd	1,114
30,581		Janus Henderson Group plc	654
8,800	e	Japan Investment Adviser Co Ltd	147
54,100		Japan Securities Finance Co Ltd	276
501,791		Jefferies Financial Group, Inc	9,649
25,400	*,e	Jianpu Technology, Inc (ADR)	95
667,193		Jih Sun Financial Holdings Co Ltd	231
347,836		JM Financial Ltd	387
209,220		JSE Ltd	2,080
32,602		Julius Baer Group Ltd	1,453
142,504		Julius Baer Holding AG.	660
1,289,179		Jupiter Investment Management Group Ltd	6,919
168,500	e	kabu.com Securities Co Ltd	873
38,593		KBC Ancora	1,727
6,436		KIWOOM Securities Co Ltd	456
201,149	e	KKR Real Estate Finance Trust, Inc	4,007
43,743		Korea Investment Holdings Co Ltd	3,062
7,807		KRUK S.A.	383
147,751	*	Kumho Investment Bank	96
7,918		Kyobo Securities Co	76
10,000		Kyokuto Securities Co Ltd	81
276,571		Ladder Capital Corp	4,594
542,278		Ladenburg Thalmann Financial Services, Inc	1,860
240,898		Lazard Ltd (Class A)	8,284
214,262		Legg Mason, Inc	8,202
368,535	*	LendingClub Corp	1,209
587,146		London Stock Exchange Group plc	40,915
370,685		LPL Financial Holdings, Inc	30,237
152,628		Lundbergs AB (B Shares)	5,720
11,400	*	M&A Capital Partners Co Ltd	618
314,449		Macquarie Group Ltd	27,736
445,251		Magellan Financial Group Ltd	15,985
67,244		Magma Fincorp Ltd	127
366,619	*	Mahindra & Mahindra Financial Services Ltd	2,063
21,151,602		Man Group plc	41,821
978,453		Manappuram General Finance & Leasing Ltd	1,959
83,021		MarketAxess Holdings, Inc	26,685
10,557		Marlin Business Services Corp	263
34,100	*,e	Marusan Securities Co Ltd	177
78,200	*	Matsui Securities Co Ltd	739
21,204	*	Medallion Financial Corp	143
71,794		Meritz finance Holdings Co Ltd	911
271,202		Meritz Securities Co Ltd	1,260
32,092,906		Metro Pacific Investments Corp	3,006
850,713		MFA Mortgage Investments, Inc	6,108
404,497		Mitsubishi UFJ Lease & Finance Co Ltd	2,149
37,677		MLP AG.	177
49,092		Moelis & Co	1,716
24,847		Moelis Australia Ltd	67
89,800	e	Monex Beans Holdings, Inc	318
287,614		Moody’s Corp	56,174
7,088,663		Morgan Stanley	310,554
55,563		Morningstar, Inc	8,037
60

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
39,811		Motilal Oswal Financial Services Ltd	$402
201,119		MSCI, Inc (Class A)	48,025
478,700		Muangthai Capital PCL	883
1,026,998	*	Multi Commodity Exchange of India Ltd	12,377
167,685		Muthoot Finance Ltd	1,566
205,131		NASDAQ OMX Group, Inc	19,727
431,927		Natixis	1,739
468,603		Navient Corp	6,396
454,599		Navigator Global Investments Ltd	1,259
3,400		NEC Capital Solutions Ltd	56
31,947		Nelnet, Inc (Class A)	1,892
300,787	e	Netwealth Group Ltd	1,693
774,273		New Residential Investment Corp	11,916
227,206		New York Mortgage Trust, Inc	1,409
56,823	*	NewStar Financial, Inc	15
21,666		NICE Holdings Co Ltd	426
24,500	*,e	Noah Holdings Ltd (ADR)	1,042
1,237,379		Nomura Holdings, Inc	4,381
119,795		Northern Trust Corp	10,782
46,152		Numis Corp plc	159
75,897		Och-Ziff Capital Management Group LLC	1,742
78,700	e	Okasan Holdings, Inc	289
785,289		OM Asset Management plc	8,960
567,970	*	On Deck Capital, Inc	2,357
333,680		OneMain Holdings, Inc	11,282
134,786		Onex Corp	8,130
500,000		OP Financial Investments Ltd	125
11,911		Oppenheimer Holdings, Inc	324
61,677	e	Orchid Island Capital, Inc	392
1,199,700		Orient Corp	1,283
24,700		Orient Securities Co Ltd	38
3,619,514		ORIX Corp	54,093
470,682		Osaka Securities Exchange Co Ltd	7,496
149,246		OzForex Group Ltd	146
41,948		P2P Global Investments plc	450
25,054		Pargesa Holding S.A.	1,932
9,357		Partners Group	7,359
82,256		PennyMac Mortgage Investment Trust	1,796
434,910		Peregrine Holdings Ltd	569
517,000	*,†	Peregrine Investment Holdings	0
59,121	e	Perpetual Trustees Australia Ltd	1,757
27,705		Pico Holdings, Inc	322
50,633	e	Pinnacle Investment Management Group Ltd	156
856,049	*	Pioneers Holding	325
15,041		Piper Jaffray Cos	1,117
25,212		PJT Partners, Inc	1,022
315,460		Platinum Asset Mangement Ltd	1,076
153,626		Plus500 Ltd	1,017
755,200	*	Pool Advista Indonesia Tbk PT	123
1,706,813		Power Finance Corp Ltd	3,318
34,800	e	PPDAI Group, Inc (ADR)	151
51,697	*	PRA Group, Inc	1,455
400,082		President Securities Corp	177
61

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
145,884		Provident Financial plc	$764
112,008		PSG Group Ltd	1,901
5,045,200	*	PT Kresna Graha Investama Tbk	195
151,782		Pzena Investment Management, Inc (Class A)	1,304
3,035,272	g	Quilter plc	5,407
606,118		Ratchthani Leasing PCL	136
28,507		Rathbone Brothers	804
799,837		Ratos AB (B Shares)	2,222
245,797		Raymond James Financial, Inc	20,782
36,714	e	Ready Capital Corp	547
104,893	e	Redwood Trust, Inc	1,734
52,675	*	Regional Management Corp	1,389
185,732		Reinet Investments S.C.A	2,996
33,195		Reliance Capital Ltd	32
411,751		Remgro Ltd	5,494
37,398		Repco Home Finance Ltd	207
1,509,054	g	Resurs Holding AB	8,989
10,800		Ricoh Leasing Co Ltd	330
620,335		RMB Holdings Ltd	3,721
1,648,320		Rural Electrification Corp Ltd	3,933
701,449		S&P Global, Inc	159,783
81,327	*	Safeguard Scientifics, Inc	982
26,213		Samsung Card Co	867
65,199		Samsung Securities Co Ltd	2,212
180,287		Sanne Group plc	1,610
412,453		Santander Consumer USA Holdings, Inc	9,882
138,098		SBI Holdings, Inc	3,430
333,910		Schroders plc	12,953
2,700		SDIC Capital Co Ltd	6
240,410		SEI Investments Co	13,487
5	*,†	SFCG Co Ltd	0
142,000		Sheng Ye Capital Ltd	135
74,200		Shenwan Hongyuan Group Co Ltd	54
1,806		Shinyoung Securities Co Ltd	94
1,073,124		Shriram Transport Finance Co Ltd	16,797
10,249	*,e	Siebert Financial Corp	92
9,646		Silvercrest Asset Management Group, Inc	135
1,579,235		Singapore Exchange Ltd	9,252
13,400		Sinolink Securities Co Ltd	19
97,751	*	SKS Microfinance Pvt Ltd	1,264
6,590,000	*,e	Skyway Securities Group Ltd	168
938,691		SLM Corp	9,124
768,475	*,†,e	SNS Reaal	9
2,737		Societe Fonciere Financiere et de Participations FFP	294
9,483		Sofina S.A.	1,810
9,900		SooChow Securities Co Ltd	15
48,300	e	Sparx Group Co Ltd	102
8,000		SPDR Trust Series 1	2,344
237,297	e	Sprott, Inc	611
513,285		Srisawad Corp PCL	942
434,016		St. James’s Place plc	6,060
2,194,746		Standard Life Aberdeen plc	8,212
907,683		Starwood Property Trust, Inc	20,623
758,975		State Street Corp	42,548
62

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
153,900		Stifel Financial Corp	$9,089
20,000		Strike Co Ltd	376
296,000		Sun Hung Kai & Co Ltd	138
28,994		Sundaram Finance Ltd	702
5,103	e	Swissquote Group Holding S.A.	218
2,618,865		Synchrony Financial	90,796
432,240		T Rowe Price Group, Inc	47,421
1,339,197	e	Tai Fook Securities Group Ltd	438
635,000		Taiwan Acceptance Corp	2,353
59,745	e	Tamburi Investment Partners S.p.A.	382
5,649		Tata Investment Corp Ltd	73
499,188		TD Ameritrade Holding Corp	24,919
62,093		TMX Group Ltd	4,320
110,480		Tokai Tokyo Securities Co Ltd	338
61,907	*	Tong Yang Investment Bank	174
133,964		TPG RE Finance Trust, Inc	2,584
520,011		Tullett Prebon plc	1,981
405,511		Two Harbors Investment Corp	5,138
2,754,668		UBS AG.	32,740
11,030	*	Ujjivan Financial Services Ltd	47
622,000	e	Unifin Financiera SAPI de C.V. SOFOM ENR	1,381
293,724	*	Uranium Participation Corp	942
9,500	*,e	Uzabase, Inc	218
1,797		Value Line, Inc	49
582,000	e	Value Partners Group Ltd	389
39,710		Vanguard Emerging Markets ETF	1,689
25,000		Vanguard FTSE Developed Markets ETF	1,043
12,989		Verusa Holding AS.	40
169,954	e	Virtu Financial, Inc	3,702
7,471		Virtus Investment Partners, Inc	802
103,946		Vontobel Holding AG.	5,783
1,290,777		Voya Financial, Inc	71,380
2,002		VP Bank AG.	324
1,545		VZ Holding AG.	423
86,162	e	Waddell & Reed Financial, Inc (Class A)	1,436
106,293		Warsaw Stock Exchange	1,223
1,391,637		Waterland Financial Holdings	480
36,036		Wendel	4,913
272,738		Western Asset Mortgage Capital Corp	2,722
57,288		Westwood Holdings Group, Inc	2,017
140,572		WisdomTree Investments, Inc	867
141,806		Woori Investment & Securities Co Ltd	1,785
7,886	*	World Acceptance Corp	1,294
22,600		X Financial (ADR)	85
13,700		Yintech Investment Holdings Ltd (ADR)	64
5,200	e	Yirendai Ltd (ADR)	72
715,500	*,e,g	Yixin Group Ltd	171
470,561		Zeder Investments Ltd	119
53,800		Zenkoku Hosho Co Ltd	2,069
116,286	*	Zip Co Ltd	271
		TOTAL DIVERSIFIED FINANCIALS	4,343,270
63

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
ENERGY - 5.3%
299,804	*	Abraxas Petroleum Corp	$309
19,095,604		Adaro Energy Tbk	1,841
224,514	*,e	Advantage Oil & Gas Ltd	279
38,246		Aegis Logistics Ltd	111
8,085,000	e	Agritrade Resources Ltd	1,170
82,624	*	Akastor ASA	113
391,885		Aker BP ASA	11,302
87,540	*	Aker Solutions ASA	359
8,486		Aldrees Petroleum and Transport Services Co	77
390,100	*	Alfa Energi Investama Tbk PT	132
51,542	*	Altus Midstream Co	192
629,250		Anadarko Petroleum Corp	44,400
178,622	*	Anglo Pacific Group plc	468
42,917		Antero Midstream Corp	492
1,122,680	*	Antero Resources Corp	6,208
802,000		Anton Oilfield Services Group	106
376,638		Apache Corp	10,911
352,137	*	Apergy Corp	11,811
463,639	e	ARC Resources Ltd	2,269
94,522	e	Arch Coal, Inc	8,905
1,026,123		Archrock, Inc	10,877
84,056	*	Ardmore Shipping Corp	685
546,357	*	Athabasca Oil Corp	309
790,615		Baker Hughes a GE Co	19,473
571,900		Bangchak Corp PCL	569
4,155,910		Banpu PCL (Foreign)	2,035
727,814	*,e	Baytex Energy Trust	1,128
5,691,281		Beach Petroleum Ltd	8,004
66,496		Berry Petroleum Co LLC	705
865,221		Bharat Petroleum Corp Ltd	4,903
326,539		Birchcliff Energy Ltd	648
191,583	*	Bonanza Creek Energy, Inc	4,000
46,847	*,e	Borr Drilling Ltd	456
19,260,216		BP plc	134,181
536,085		BP plc (ADR)	22,355
164,335	*	Brigham Minerals, Inc	3,526
4,650,000	*,†,e	Brightoil Petroleum Holdings Ltd	670
1,734,100	*	Bumi Armada BHD	91
40,547	*,g	BW LPG Ltd	198
196,614	*	BW Offshore Ltd	1,203
105,163	*	C&J Energy Services, Inc	1,239
1,496,142		Cabot Oil & Gas Corp	34,351
217,234	*	Cactus, Inc	7,195
593,191	*	Cairn Energy plc	1,308
78,088	*	Calfrac Well Services Ltd	124
51,798	*,e	California Resources Corp	1,019
261,223	*,e	Callon Petroleum Co	1,721
255,503		Caltex Australia Ltd	4,448
371,419		Cameco Corp (Toronto)	3,982
1,100,331	*	Canacol Energy Ltd	3,697
1,254,030		Canadian Natural Resources Ltd (Canada)	33,813
150,876	e	Cardinal Energy Ltd	277
101,247	*	Carrizo Oil & Gas, Inc	1,015
1,760,384		Cenovus Energy, Inc (Toronto)	15,526
64

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
287,796	*,e	Centennial Resource Development, Inc	$2,184
335,068		CES Energy Solutions Corp	619
2,451,013	*	CGG S.A.	4,617
55,370		Chaparral Energy Inc	261
1,037,587	*	Cheniere Energy, Inc	71,023
92,612		Chennai Petroleum Corp Ltd	279
257,857	*,e	Chesapeake Energy Corp	503
5,198,610		Chevron Corp	646,915
160,400		China Aviation Oil Singapore Corp Ltd	157
1,413,000		China Coal Energy Co	588
7,923,826		China Oilfield Services Ltd	7,861
162,200		China Shenhua Energy Co Ltd	482
9,625,795		China Shenhua Energy Co Ltd (Hong Kong)	20,162
10,511,000		China Suntien Green Energy Cor	2,770
160,520		Cimarex Energy Co	9,524
1,377,531	*	Clean Energy Fuels Corp	3,678
16,704,646		CNOOC Ltd	28,494
217,182	*	CNX Resources Corp	1,588
1,567,359		Coal India Ltd	5,762
118	*,†,b	Cobalt International Energy, Inc	0	^
104,684		Computer Modelling Group Ltd	582
15,378		Comstock Resources Inc	86
1,794,413		Concho Resources, Inc	185,148
2,176,690		ConocoPhillips	132,778
76,397	*	CONSOL Energy, Inc	2,033
366,290	*	Continental Resources, Inc	15,417
21,107		Contura Energy Inc	1,095
993,751	*	Cooper Energy Ltd	378
125	e	Core Laboratories NV	7
145,128		Cosan SA Industria e Comercio	1,744
36,200		Cosmo Energy Holdings Co Ltd	820
38,019	*,e	Covia Holdings Corp	75
721,227		Crescent Point Energy Corp	2,385
15,816	*	CropEnergies AG.	111
91,567		CVR Energy, Inc	4,577
1,568,840		Dana Gas PJSC	403
3,213		Delek Group Ltd	553
2,503,388		Delek US Holdings, Inc	101,437
809,895	*,e	Denbury Resources, Inc	1,004
695,296		Devon Energy Corp	19,830
327,436		DHT Holdings, Inc	1,935
9,410,251		Dialog Group BHD	7,437
71,908	*,e	Diamond Offshore Drilling, Inc	638
52,352		Diamond S Shipping Inc	668
1,311,511		Diamondback Energy, Inc	142,915
1,149,265		Diversified Gas & Oil plc	1,620
15,716		DMC Global, Inc	996
4,000,609		DNO International ASA	7,282
63,940	*	Dommo Energia S.A.	59
74,537	*	Dorian LPG Ltd	672
60,081	*	Drilling Co of 1972	4,668
39,583	*,e	Dril-Quip, Inc	1,900
14,805		E1 Corp	747
65

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
30,092	*	Earthstone Energy, Inc	$184
4,902,730		Ecopetrol S.A.	4,455
404,934		Empresas COPEC S.A.	4,436
32,901		Enagas	878
654,300		Enauta Participacoes S.A.	2,178
2,271,330		Enbridge, Inc (Toronto)	82,039
1,239,877		EnCana Corp	6,362
116,976		Enerflex Ltd	1,523
1,168,600	*,†	Energy Earth PCL	0	^
106,127	*,e	Energy Fuels, Inc	332
453,287	e	Enerplus Resources Fund	3,409
1,934,146		ENI S.p.A.	32,160
9,064,046	*	Enquest plc (London)	2,273
186	e	Ensco Rowan plc	2
147,201		Ensign Energy Services, Inc	482
3,478,055		EOG Resources, Inc	324,016
150,773		EQT Corp	2,384
49,585	*	Equital Ltd	1,557
125,799		Equitrans Midstream Corp	2,480
26,674	*	Era Group, Inc	222
171,600		Esso Malaysia BHD	254
524,800		Esso Thailand PCL (Foreign)	185
31,447		Etablissements Maurel et Prom	104
101,323	e	Euronav NV	950
262,550		Evolution Petroleum Corp	1,877
16,942	*,e	Exmar NV	108
260,771	*	Exterran Corp	3,708
133,378	*,e	Extraction Oil & Gas, Inc	578
441,802		Exxaro Resources Ltd	5,410
8,854,554		Exxon Mobil Corp	678,524
39,397	*	Falcon Minerals Corp	331
16,492	*,e	FLEX LNG Ltd	195
1,218,814		Formosa Petrochemical Corp	4,353
307,268	*	Forum Energy Technologies, Inc	1,051
213,603	*,e	Frank’s International NV	1,166
125,731	e	Freehold Royalty Trust	813
92,168	*	Frontera Energy Corp	953
42,411	*	Frontline Ltd (Sigmax MTF)	344
155,733	*	FTS International, Inc	869
49,007	*,e	Fugro NV	422
187,447		Galp Energia SGPS S.A.	2,883
226,364		GasLog Ltd	3,260
5,710,737		Gazprom (ADR)	41,803
86,413		Gaztransport Et Technigaz S.A.	8,668
13,585	*	Geospace Technologies Corp	205
261,279	e	Gibson Energy, Inc	4,659
445,379	e	Golar LNG Ltd	8,231
8,731	*	Goodrich Petroleum Corp	113
76,667		Great Eastern Shipping Co Ltd	294
46,528		Green Plains Renewable Energy, Inc	502
88,712		Grupa Lotos S.A.	2,013
133,229		GS Holdings Corp	5,914
513,700		Guanghui Energy Co Ltd	267
404,260	*	Gulf International Services OSC	215
66

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
709,296		Gulf Keystone Petroleum Ltd	$2,036
300,247	*	Gulfport Energy Corp	1,474
19,141		Hallador Energy Co	108
1,548,038		Halliburton Co	35,202
299		Hankook Shell Oil Co Ltd	86
488,881	*	Helix Energy Solutions Group, Inc	4,219
148,466		Helmerich & Payne, Inc	7,515
348,749		Hess Corp	22,170
2,707,400	*	Hibiscus Petroleum BHD	706
138,116	*,e	HighPoint Resources Corp	251
1,285,654		Hindustan Petroleum Corp Ltd	5,380
25,947		Hoegh LNG Holdings Ltd	107
521,135		HollyFrontier Corp	24,118
1,417,000	*	Honghua Group Ltd	125
370,404		Hunting plc	2,409
949,930	*,e	Hurricane Energy plc	634
1,497,512		Husky Energy, Inc	14,191
249,322		Idemitsu Kosan Co Ltd	7,541
433,059		Imperial Oil Ltd	11,991
211,029	*,e	Independence Contract Drilling, Inc	333
3,908,490		Indian Oil Corp Ltd	8,807
1,475,400		Inner Mongolia Yitai Coal Co	1,601
3,961,361		Inpex Holdings, Inc	35,903
383,479	e	Inter Pipeline Ltd	5,965
25,832	*	International Seaways, Inc	491
10,798,807		IRPC PCL (Foreign)	1,763
1,462	*,e	Isramco, Inc	173
60,353		Itochu Enex Co Ltd	485
74,851	*,e	Jagged Peak Energy, Inc	619
5,900	*,†,b	Japan Drilling Co Ltd	0	^
174,800		Japan Petroleum Exploration Co	4,065
26,295		John Wood Group plc	151
3,345,325		JX Holdings, Inc	16,673
416,401	*	Keane Group, Inc	2,798
204,438	*	Kelt Exploration Ltd	609
195,445		Keyera Corp	5,030
47,501	g	Kinder Morgan Canada Ltd	423
581,511		Kinder Morgan, Inc	12,142
23,605	*	KLX Energy Services Holdings, Inc	482
74,661		Koninklijke Vopak NV	3,438
840,680		Kosmos Energy Ltd	5,271
425,078		Kvaerner ASA	684
170,224	*	Laredo Petroleum Holdings, Inc	494
151,625	e	Liberty Oilfield Services, Inc	2,453
21,186	*	Lubelski Wegiel Bogdanka S.A.	202
706,981		LUKOIL PJSC (ADR)	59,401
966,030	e	Lundin Petroleum AB	30,098
377,728		Magellan Midstream Partners LP	24,175
214,207	*	Magnolia Oil & Gas Corp	2,480
16,366	e	Mammoth Energy Services, Inc	113
1,967,078		Marathon Oil Corp	27,952
1,614,555		Marathon Petroleum Corp	90,221
1,421,626	*,e	Matador Resources Co	28,262
67

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
90,495	*	Matrix Service Co	$1,833
201,799	*,e	McDermott International, Inc	1,949
370,764	*	MEG Energy Corp	1,421
118,819	*	Midstates Petroleum Co, Inc	700
15,200		Modec, Inc	431
903,728		MOL Hungarian Oil & Gas plc	10,032
67,870	*,e	Montage Resources Corp	414
73,457		Motor Oil Hellas Corinth Refineries S.A.	1,879
179,893		Murphy Oil Corp	4,434
1,485,456		Nabors Industries Ltd	4,308
106,301		Naphtha Israel Petroleum Corp Ltd	696
24,103	*	National Energy Services Reunited Corp	210
558,991		National Oilwell Varco, Inc	12,426
16,576	*	Natural Gas Services Group, Inc	274
11,809	*,e	NCS Multistage Holdings, Inc	42
244,081		Neste Oil Oyj	8,298
161,779		New Hope Corp Ltd	308
142,060		New Zealand Refining Co Ltd	200
17,830,000	*,e	Newocean Energy Holdings Ltd	4,045
95,889	*	Newpark Resources, Inc	712
393,184	*,e	NexGen Energy Ltd	613
11,728	*	NextDecade Corp	74
17,744	*	Nine Energy Service, Inc	308
463,551	*	Noble Corp plc	867
293,152		Noble Energy, Inc	6,567
362,792	e	Nordic American Tanker Shipping	849
40,555	*	Northern Drilling Ltd	179
327,637	*,e	Northern Oil And Gas, Inc	632
120,082		Novatek PJSC (GDR)	25,457
283,096	*	NuVista Energy Ltd	564
632,315	*	Oasis Petroleum, Inc	3,592
878,382		Occidental Petroleum Corp	44,165
39,940	e	Ocean Yield ASA	268
257,552	*	Oceaneering International, Inc	5,251
56,204	*	Odfjell Drilling Ltd	172
330,700		Offshore Oil Engineering Co Ltd	271
2,710,100		Oil & Gas Development Co Ltd	2,233
100,514	*	Oil India Ltd	259
4,837,988		Oil Refineries Ltd	2,485
1,204,810		Oil Search Ltd	6,008
283,780	*	Oil States International, Inc	5,193
216,976		OMV AG.	10,576
957,467		ONEOK, Inc	65,883
1,576,931		Origin Energy Ltd	8,109
77,708	*	Overseas Shipholding Group, Inc	146
33,640	*	Pacific Drilling SA	424
324,460		Pakistan Oilfields Ltd	826
74,760		Pakistan State Oil Co Ltd	79
18,591		Panhandle Oil and Gas, Inc (Class A)	242
146,196	*	Par Pacific Holdings, Inc	3,000
77,536	*,e	Paramount Resources Ltd (Class A)	387
445,876	*	Parex Resources, Inc	7,154
16,794		Parker Drilling Co	341
307,190		Parkland Fuel Corp	9,747
68

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
9,479,769	*	Parsley Energy, Inc	$180,210
101,350		Pason Systems, Inc	1,469
44,183		Patterson-UTI Energy, Inc	509
5,878		Paz Oil Co Ltd	828
419,047		PBF Energy, Inc	13,116
102,097	*	PDC Energy, Inc	3,682
114,471		Peabody Energy Corp	2,759
4,125,000	*	Pelayaran Tamarin Samudra Tbk PT	169
518,215		Pembina Pipeline Income Fund	19,291
1,700	*,e	Pengrowth Energy Trust	1
14,477	*	Penn Virginia Corp	444
42,100	*	Petro Rio S.A.	173
177,604		Petrofac Ltd	972
4,048,905		Petroleo Brasileiro S.A.	31,654
6,186,319		Petroleo Brasileiro S.A. (Preference)	44,159
656,965	*,e	Petroleum Geo-Services ASA	1,030
1,523,100		Petron	173
228,759		Petronas Dagangan BHD	1,407
613,351		Petronet LNG Ltd	2,178
216,539	e	Peyto Exploration & Development Corp	648
750,849		Phillips 66	70,234
774,800		Pilipinas Shell Petroleum Corp	586
282,090		Pioneer Natural Resources Co	43,402
2,835,338		Plains All American Pipeline LP	69,040
1,419,355		Plains GP Holdings LP	35,441
2,760,714		Polish Oil & Gas Co	3,929
393,452		Polski Koncern Naftowy Orlen S.A.	9,489
100,100	*,†	Poseidon Concepts Corp	1
152,503	e	PrairieSky Royalty Ltd	2,143
386,576	*	Precision Drilling Trust	726
2,997,377	*,e	Premier Oil plc	2,941
363,800		Prima Marine PCL	89
530	*	PrimeEnergy Corp	71
444,766	*	ProPetro Holding Corp	9,207
23,342,200	*	PT Bumi Resources Tbk	197
2,820,000	*	PT Delta Dunia Petroindo Tbk	103
755,200		PT Indika Energy Tbk	90
2,905,166	*	PT Medco Energi Internasional Tbk	167
3,355,200		PT Tambang Batubara Bukit Asam Tbk	704
5,412,506		PT United Tractors Tbk	10,799
2,305,621		PTT Exploration & Production PCL (Foreign)	10,180
4,666,300		PTT PCL (ADR)	7,430
10,788,250		PTT PCL (Foreign)	17,179
433,630	*	Qatar Fuel QSC	2,566
437,046		Qatar Gas Transport Co Ltd	2,767
671,803	*	Questar Market Resources, Inc	4,857
103,683	*	Rabigh Refining & Petrochemical Co	573
361,241	e	Range Resources Corp	2,521
5,799,440		Reliance Industries Ltd	105,243
192,774	*	Renewable Energy Group, Inc	3,057
1,890,020		Repsol YPF S.A.	29,660
5,746	*	Rex American Resources Corp	419
22,614	*	RigNet, Inc	228
69

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
201,641	*,e	Ring Energy, Inc	$655
36,578	*	Roan Resources, Inc	64
3,814	*,e	Rosehill Resources, Inc	14
1,654,336	*	Rosneft Oil Co PJSC (GDR)	10,836
9,029,809		Royal Dutch Shell plc (A Shares)	294,711
5,150,394		Royal Dutch Shell plc (B Shares)	168,761
85,294	e	RPC, Inc	615
970,555	*	Saipem S.p.A	4,843
36,300		San-Ai Oil Co Ltd	353
96,502	*	SandRidge Energy, Inc	668
2,881,586		Santos Ltd	14,386
3,362,400		Sapurakencana Petroleum BHD	245
880,151		Saras S.p.A.	1,329
515,295	e	Sasol Ltd	12,813
217,973		SBM Offshore NV	4,208
2,886,907		Schlumberger Ltd	114,726
15,761		Schoeller-Bleckmann Oilfield Equipment AG.	1,338
332,365		Scorpio Tankers, Inc	9,811
65,410	*	SEACOR Holdings, Inc	3,108
20,260	*	SEACOR Marine Holdings, Inc	303
31,018	*	Seadrill Ltd	128
85,913		Seadrill Ltd	357
206,877		Secure Energy Services, Inc	1,128
63,442	*	Select Energy Services, Inc	737
88,183		SemGroup Corp	1,058
481,400		Semirara Mining & Power Corp	218
813,480	*,e	Senex Energy Ltd	204
275,400		Serba Dinamik Holdings BHD	269
104,134	*	Serica Energy plc	168
50	*,†	Serval Integrated Energy Services	0
393,407	*	Seven Generations Energy Ltd	1,929
323,455		Shaanxi Coal Industry Co Ltd	436
245,436		Shanxi Lu’an Environmental Energy Development Co Ltd	285
299,400		Shanxi Xishan Coal & Electricity Power Co Ltd	265
92,502		ShawCor Ltd	1,294
56,900		Shell Refining Co Federation Of Malaya BHD	73
79,100		Shinko Plantech Co Ltd	930
93,584	e	Ship Finance International Ltd	1,171
336,500		Siamgas & Petrochemicals PCL	110
7,221	*	SilverBow Resources, Inc	100
4,600		Sinanen Co Ltd	78
454,000		Sinopec Kantons Holdings Ltd	190
52,244		SK Energy Co Ltd	7,201
21,138		SK Gas Co Ltd	1,436
286,504		SM Energy Co	3,587
31,463	*,e	Smart Sand, Inc	77
1,859,272		Snam Rete Gas S.p.A.	9,250
549,261		Soco International plc	487
44,569		S-Oil Corp	3,237
27,736	e	Solaris Oilfield Infrastructure, Inc	415
1,504,540	*,e	Southwestern Energy Co	4,754
275,678	*	SRC Energy, Inc	1,367
410,282		Statoil ASA	8,139
70

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
175,430		Stobart Group Ltd	$247
141,057		Subsea 7 S.A.	1,706
2,402,201		Suncor Energy, Inc	74,934
339,262	*	Superior Energy Services	441
293,151	e	Surge Energy, Inc	287
1,723,738		Surgutneftegaz (ADR) (London)	7,067
367,552	*	Talos Energy, Inc	8,840
286,813	*	Tamarack Valley Energy Ltd	458
1,423,364		Targa Resources Investments, Inc	55,881
346,547		Tatneft PJSC (ADR)	25,419
1,364,225	e	TC Energy Corp	67,630
652		TechnipFMC plc	17
234,401		TechnipFMC plc (Euro OTC)	6,080
19,415		Tecnicas Reunidas S.A.	498
88,995	e	Teekay Corp	306
266,322		Teekay Tankers Ltd (Class A)	341
95,679	*,e	Tellurian, Inc	751
19,316		Tenaris S.A.	253
90,001	*	Tervita Corp	467
161,570	*	Tetra Technologies, Inc	263
128,617		TGS Nopec Geophysical Co ASA	3,619
1,139,355		Thai Oil PCL (Foreign)	2,475
38,630	*	Tidewater, Inc	907
198,030		TORC Oil & Gas Ltd	618
14,647		TORM plc	127
58,057		Total Energy Services, Inc	366
2,229,407		Total S.A.	125,056
284,614		Tourmaline Oil Corp	3,625
1,917,463	*,e	Transocean Ltd (NYSE)	12,291
67,900	e	Transportadora de Gas del Sur S.A. (ADR) (Class B)	982
401,313	*,e	Trican Well Service Ltd	359
1,101,173		Tullow Oil plc	2,946
445,065		Tupras Turkiye Petrol Rafine	8,828
623,488		Ultrapar Participacoes S.A.	3,264
1,416,862	*	UMW Oil & Gas Corp BHD	103
60,603	*	Unit Corp	539
246,988	*,e	Uranium Energy Corp	338
84,821	e	US Silica Holdings, Inc	1,085
20,457		US Well Services Inc	99
1,055,998		Valero Energy Corp	90,404
185,266	*,e	Vallourec SA	532
15,582		Verbio AG.	138
110,324	e	Vermilion Energy, Inc	2,397
615,731	g	Viva Energy Group Ltd	914
448,317	*	W&T Offshore, Inc	2,224
379,611		Washington H Soul Pattinson & Co Ltd	5,870
1,306,910	*	Weatherford International Ltd	65
541,315	e	Whitecap Resources, Inc	1,757
973,174		Whitehaven Coal Ltd	2,508
103,053	*,e	Whiting Petroleum Corp	1,925
4,741,782		Williams Cos, Inc	132,960
586,000		Wison Engineering Services Co Ltd	71
951,581		Woodside Petroleum Ltd	24,407
71

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
480,837		World Fuel Services Corp	$17,291
382,812		WorleyParsons Ltd	3,979
2,493,954	*	WPX Energy, Inc	28,705
2,089,066		Yanzhou Coal Mining Co Ltd	1,954
39,500		Yanzhou Coal Mining Co Ltd (Class A)	63
291,200		Yinson Holdings BHD	429
268,800		YPF S.A. (ADR) (Class D)	4,895
207,928		Z Energy Ltd	883
		TOTAL ENERGY	6,100,460

FOOD & STAPLES RETAILING - 1.4%
9,990		Abdullah Al Othaim Markets Co	208
529,378		Aeon Co Ltd	9,110
26,800		Ain Pharmaciez Inc	1,560
21,320		Al Meera Consumer Goods Co	85
762,275		Alimentation Couche Tard, Inc	47,970
114,616		Almacenes Exito S.A.	595
32,110		Andersons, Inc	875
134,444		Arcs Co Ltd	2,685
937,400		Atacadao Distribuicao Comercio e Industria Ltd	5,371
109,407	*,g	Avenue Supermarts Ltd	2,214
73,710		Axfood AB	1,459
32,500		Axial Retailing, Inc	1,120
7,300		Belc Co Ltd	356
1,048,000		Berli Jucker PCL	1,727
6,937		BGF retail Co Ltd	1,268
305,730		Bid Corp Ltd	6,658
466,025		BIM Birlesik Magazalar AS	6,410
809,875		Carrefour S.A.	15,637
107,435		Casey’s General Stores, Inc	16,759
96,171	e	Casino Guichard Perrachon S.A.	3,281
91,900		Cawachi Ltd	1,707
1,435,891		Centros Comerciales Sudamericanos S.A.	2,818
27,161	*	Chefs’ Warehouse Holdings, Inc	953
1,067,061		Cia Brasileira de Distribuicao Grupo Pao de Acucar	26,310
32,240		CJ Freshway Corp	847
216,640	e	Clicks Group Ltd	3,158
30,560		Cocokara Fine Holdings, Inc	1,593
1,303,530	*	Coles Group Ltd	12,239
45,936		Colruyt S.A.	2,667
4,952,100		Cosco Capital, Inc	665
13,600	e	Cosmos Pharmaceutical Corp	2,312
1,482,599		Costco Wholesale Corp	391,792
11,052,929		CP Seven Eleven PCL (Foreign)	30,948
44,100		Create SD Holdings Co Ltd	1,038
3,100		Daikokutenbussaan Co Ltd	99
299,578		Dairy Farm International Holdings Ltd	2,141
85,016	*,g	Dino Polska S.A.	2,979
179,081	e,g	Dis-Chem Pharmacies Ltd	321
173,111	e	Distribuidora Internacional de Alimentacion S.A.	104
13,604		Dongsuh Co, Inc	227
77,152		E-Mart Co Ltd	9,352
370,498		Empire Co Ltd	9,331
240,838		Eurocash S.A.	1,329
72

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
227,792		FamilyMart Co Ltd	$5,438
5,900		Genky DrugStores Co Ltd	142
93,238		George Weston Ltd	7,075
56,125		Growell Holdings Co Ltd	2,290
153,000		Grupo Comercial Chedraui S.a. DE C.V.	258
30,876		GS Retail Co Ltd	1,052
13,200		Halows Co Ltd	271
126,400		Heiwado Co Ltd	2,245
7,688	*	HF Foods Group Inc	268
22,283		Hyundai Greenfood Co Ltd	253
175,336	e	ICA Gruppen AB	7,537
14,893	e	Ingles Markets, Inc (Class A)	464
3,400		Itochu-Shokuhin Co Ltd	147
2,975,355		J Sainsbury plc	7,394
6,600	*	Japan Meat Co Ltd	109
322,150		Jeronimo Martins SGPS S.A.	5,193
27,700		Kansai Super Market Ltd	279
50,000		Kato Sangyo Co Ltd	1,521
51,210		Kesko Oyj (B Shares)	2,849
34,300		Kobe Bussan Co Ltd	1,667
1,954,678		Koninklijke Ahold Delhaize NV	43,882
1,543,447		Kroger Co	33,508
16,700		Kusuri no Aoki Holdings Co Ltd	1,176
213,800	*,e	La Comer SAB de C.V.	240
46,270		Lawson, Inc	2,223
42,800		Life Corp	862
275,181		Loblaw Cos Ltd	14,089
432,023		Magnit PJSC (GDR)	6,297
19,521		MARR S.p.A.	446
49,301		Massmart Holdings Ltd	218
52,800		Matsumotokiyoshi Holdings Co Ltd	1,551
525,984		Metcash Ltd	951
308,263		Metro Wholesale & Food Specialist AG.	5,633
322,426		Metro, Inc	12,099
19,471	*	Migros Ticaret AS	45
66,200		Ministop Co Ltd	953
225,897	*	Natural Grocers by Vitamin C	2,270
2,800		Nihon Chouzai Co Ltd	87
5,000		Nishimoto Co Ltd	169
63,872		North West Co, Inc	1,458
12,000		Okuwa Co Ltd	118
502,629	*	Performance Food Group Co	20,120
1,138,451		Pick’n Pay Stores Ltd	5,577
1,022,822		President Chain Store Corp	9,899
23,649		Pricesmart, Inc	1,209
11,900		Qol Co Ltd	183
180,402		Raia Drogasil S.A.	3,575
15,052		Rami Levi Chain Stores Hashikma Marketing Ltd	785
44,300	e	Retail Partners Co Ltd	489
66,436	*,e	Rite Aid Corp	532
469,600		Robinsons Retail Holdings, Inc	678
43,179		Ryoshoku Ltd	1,134
9,700		San-A Co Ltd	388
73

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
858,391		Seven & I Holdings Co Ltd	$29,083
1,689,500		Sheng Siong Group Ltd	1,373
5,800	e	Shoei Foods Corp	180
376,108		Shoprite Holdings Ltd	4,204
102,944		Shufersal Ltd	687
1,092,026		SMU S.A.	291
11,500		Sogo Medical Holdings Co Ltd	179
70,938	*	Sok Marketler Ticaret AS.	117
4,540,327		Sonae SPGS S.A.	4,385
173,261		Spar Group Ltd	2,302
191,843		Spartan Stores, Inc	2,239
301,000		Springland International Holdings Ltd	59
420,670	*	Sprouts Farmers Market, Inc	7,946
20,100		Sugi Pharmacy Co Ltd	952
2,350,527		Sun Art Retail Group Ltd	2,228
52,979		Sundrug Co Ltd	1,437
552,486		Sysco Corp	39,072
375,000		Taiwan TEA Corp	195
31,875,481		Tesco plc	91,886
26,067		Tsuruha Holdings, Inc	2,418
132,890	*,e	United Natural Foods, Inc	1,192
206,350	e	United Super Markets Holdings, Inc	1,810
779,849	*	US Foods Holding Corp	27,887
63,500		Valor Co Ltd	1,322
10,625		Village Super Market (Class A)	282
235,646		Walgreens Boots Alliance, Inc	12,883
8,328,050		Wal-Mart de Mexico SAB de C.V.	22,736
4,377,383		Walmart, Inc	483,657
12,192		Weis Markets, Inc	444
682,987		WM Morrison Supermarkets plc	1,748
1,396,417		Woolworths Ltd	32,608
96,657		X5 Retail Group NV (GDR)	3,314
6,600	e	Yakuodo Co Ltd	146
21,000		Yaoko Co Ltd	952
24,700		Yokohama Reito Co Ltd	229
261,800		Yonghui Superstores Co Ltd	390
4,235	*,e	Zur Rose Group AG.	442
		TOTAL FOOD & STAPLES RETAILING	1,632,849

FOOD, BEVERAGE & TOBACCO - 4.1%
135,859	*,e	22nd Century Group, Inc	284
1,393,325	*	a2 Milk Co Ltd	13,773
151,053	e	AAK AB	2,865
54,700	*,e	Adecoagro S.A.	391
59,194		AG. Barr plc	697
6,801		Agrana Beteiligungs AG.	148
364,459		Ajinomoto Co, Inc	6,323
4,483		Alico, Inc	136
99,583		Almarai Co JSC	1,401
3,215,011		Altria Group, Inc	152,231
5,758,674		AMBEV S.A.	26,829
287,690		Anadolu Efes Biracilik Ve Malt Sanayii AS	988
705,967	e	Anheuser-Busch InBev S.A.	62,471
135,230		Anhui Kouzi Distillery Co Ltd	1,272
74

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
709,740		Archer Daniels Midland Co	$28,957
26,300		Ariake Japan Co Ltd	1,664
1,184,837	*,e	Aryzta AG.	1,361
467,494		Asahi Breweries Ltd	21,046
743,438		Associated British Foods plc	23,274
201,984		Astral Foods Ltd	2,223
1,273,000		Ausnutria Dairy Corp Ltd	2,537
314,903		Austevoll Seafood ASA	3,310
847,773	*	Australian Agricultural Co Ltd	592
13,334		Avanti Feeds Ltd	68
161,791		AVI Ltd	1,049
69,312	e	B&G Foods, Inc (Class A)	1,442
23,995		Bakkafrost P	1,340
147,029	e,g	Bakkavor Group plc	223
51,373	*	Balrampur Chini Mills Ltd	104
5,743		Barry Callebaut AG.	11,526
115,353	e	Bega Cheese Ltd	387
156,300		Beijing Dabeinong Technology Group Co Ltd	121
1,236		Bell AG.	342
49,928	*,e	Bellamy’s Australia Ltd	292
10,336	*,e	Beyond Meat, Inc	1,661
2,455		Binggrae Co Ltd	145
129,500		Biostime International Holdings Ltd	736
11,929		Bonduelle S.C.A.	391
21,809	*	Boston Beer Co, Inc (Class A)	8,239
410,800		Boustead Plantations BHD	73
461,086	*	BRF S.A.	3,545
1,760	*	Bridgford Foods Corp	52
52,949		Britannia Industries Ltd	2,104
146,104		British American Tobacco Malaysia BHD	1,017
3,078,080		British American Tobacco plc	107,474
1,389		British American Tobacco plc (ADR)	48
1,008,635		Britvic plc	11,380
88,009		Brown-Forman Corp (Class A)	4,840
174,262		Brown-Forman Corp (Class B)	9,659
289,200		Bumitama Agri Ltd	135
724,666		Bunge Ltd	40,371
298,046		C&C Group plc	1,325
17,578	e	Calavo Growers, Inc	1,700
59,404		Calbee, Inc	1,604
31,989		Cal-Maine Foods, Inc	1,335
60,100		Camil Alimentos S.A.	112
201,849	e	Campbell Soup Co	8,088
114,500		Carabao Group PCL	275
157,425		Carlsberg AS (Class B)	20,890
199,400		Carlsberg Brewery-Malay BHD	1,238
25,666		CCL Products India Ltd	95
20,649	*,e	Celsius Holdings, Inc	92
872,000		Charoen Pokphand Enterprise	1,946
11,776,726		Charoen Pokphand Foods PCL	10,853
1,042,800		Charoen Pokphand Foods PCL (ADR)	961
1,892,000		China Agri-Industries Holdings Ltd	608
4,375,889	*,†,e	China Huishan Dairy Holdings Co Ltd	6
75

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
370,000	*,†	China Huiyuan Juice Group Ltd	$0	^
2,402,946		China Mengniu Dairy Co Ltd	9,317
1,177,000	*	China Modern Dairy Holdings	175
1,365,164		China Resources Beer Holdings Company Ltd	6,486
45,700		Chubu Shiryo Co Ltd	519
426,367		Cia Cervecerias Unidas S.A.	6,009
7,426		CJ CheilJedang Corp	1,911
117,509		Cloetta AB	383
509,326		Coca-Cola Amatil Ltd	3,656
6,232		Coca-Cola Bottling Co Consolidated	1,865
11,938,841		Coca-Cola Co	607,926
94,704		Coca-Cola Embonor S.A.	215
665,936		Coca-Cola European Partners plc (Class A)	37,625
477,527		Coca-Cola Femsa SAB de C.V.	2,963
294,925		Coca-Cola HBC AG.	11,141
112,957		Coca-Cola Icecek AS	582
93,550	e	Coca-Cola West Japan Co Ltd	2,373
7,818,000		Cofco International Ltd	3,244
636,000	*	COFCO Meat Holdings Ltd	212
6,262,165		ConAgra Brands, Inc	166,073
299,622		Constellation Brands, Inc (Class A)	59,008
15,291		Corby Spirit and Wine Ltd	212
201,051		Costa Group Holdings Ltd	571
178,512		Cott Corp (Toronto)	2,383
49,767	*,e	Craft Brewers Alliance, Inc	696
40,183		Cranswick plc	1,319
130,454		Daesang Corp	2,742
2,190,000	g	Dali Foods Group Co Ltd	1,453
936,933		Danone	79,332
485,524	*	Darling International, Inc	9,657
5,416,635		Davide Campari-Milano S.p.A	53,065
116,448	e	Dean Foods Co	108
3,510,296		Diageo plc	151,084
519		Dongwon F&B Co Ltd	126
637		Dongwon Industries Co Ltd	138
5,100		Dydo Drinco, Inc	219
1,214,000	*,†,e	Dynasty Fine Wines Group Ltd	2
2,442,688		Eastern Tobacco	2,259
437,989		Easy Bio, Inc	2,223
71,002		Ebro Puleva S.A.	1,519
341,726		Embotelladora Andina S.A.	1,234
312,301		Embotelladoras Arca SAB de C.V.	1,690
2,786		Emmi AG.	2,607
26,000		Ezaki Glico Co Ltd	1,159
11,739	*	Farmer Bros Co	192
8,784		Farmsco	46
472,600		Feed One Co Ltd	818
743,300		Felda Global Ventures Holdings BHD	202
1,195,619		Fevertree Drinks plc	35,194
321,100	e	First Resources Ltd	377
140,424		Flowers Foods, Inc	3,268
2,111,163		Fomento Economico Mexicano S.A. de C.V.	20,454
19,318		ForFarmers NV	164
58,500		Foshan Haitian Flavouring & Food Co Ltd	896
76

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
133,400		Fraser & Neave Holdings BHD	$1,115
53,772	e	Freedom Foods Group Ltd	192
77,046		Fresh Del Monte Produce, Inc	2,076
214,898	*	Freshpet, Inc	9,780
27,773		Fuji Oil Co Ltd	838
10,632		Fujicco Co Ltd	201
6,200		Fujiya Co Ltd	112
817,770	*	Future Consumer Ltd	485
248,361		Futuris Corp Ltd	1,086
1,014,038		General Mills, Inc	53,257
79,714		Genting Plantations BHD	193
270,800		GFPT PCL (Foreign)	149
166,979		Glanbia plc	2,715
23,875		Godfrey Phillips India Ltd	287
5,650,334	e	Golden Agri-Resources Ltd	1,213
129,299		GrainCorp Ltd-A	725
2,446,231		Great Wall Enterprise Co	3,148
257,341		Greencore Group plc	716
28,940		Grieg Seafood ASA	402
309,135	e	Gruma SAB de C.V.	2,901
1,450,716	e	Grupo Bimbo S.A. de C.V. (Series A)	3,026
105,195	e	Grupo Herdez SAB de C.V.	225
588,637	*	Hain Celestial Group, Inc	12,891
2,325	*	Halwani Brothers Co	24
98,208		Heineken Holding NV	10,287
240,983		Heineken NV	26,858
86,200		Henan Shuanghui Investment & Development Co Ltd	313
296,050		Hershey Co	39,680
12,100		Hokuto Corp	204
240,225	e	Hormel Foods Corp	9,739
220,017	*	Hostess Brands, Inc	3,177
79,048	e	Hotel Chocolat Group Ltd	337
44,452		House Foods Corp	1,671
1,327,613		Imperial Tobacco Group plc	31,153
4,722,630		Indofood CBP Sukses Makmur Tbk	3,394
84,300	e	Industrias Bachoco SAB de C.V.	353
1,761,690	e	Inghams Group Ltd	4,973
158,177		Ingredion, Inc	13,048
184,100		Inner Mongolia Yili Industrial Group Co Ltd	897
1,337,897		IOI Corp BHD	1,376
5,692,932		ITC Ltd	22,575
56,500		Ito En Ltd	2,637
87,100		Itoham Yonekyu Holdings, Inc	594
16,432		J&J Snack Foods Corp	2,645
191,409		J.M. Smucker Co	22,048
1,748,601	e	Japan Tobacco, Inc	38,546
416,500		Japfa Ltd	163
894,697		JBS S.A.	4,944
358,609		Jeil Holdings Co Ltd	3,516
31,000		Jiangsu Yanghe Brewery Joint-Stock Co Ltd	550
14,479		Jinro Ltd	256
9,905		John B. Sanfilippo & Son, Inc	789
24,400		J-Oil Mills, Inc	881
77

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
225,516		Juhayna Food Industries	$139
45,573		Kagome Co Ltd	1,061
8,600		Kameda Seika Co Ltd	385
10,544		Kaveri Seed Co Ltd	70
189,289		Kellogg Co	10,140
4,900	e	Kenko Mayonnaise Co Ltd	102
216,011		Kerry Group plc (Class A)	25,791
3,886,687	e	Keurig Dr Pepper, Inc	112,325
13,200		KEY Coffee, Inc	258
884,060		Khon Kaen Sugar Industry PCL	83
171,567		Kikkoman Corp	7,481
1,006,891		Kirin Brewery Co Ltd	21,741
56,271		Koninklijke Wessanen NV	729
18,900		Kotobuki Spirits Co Ltd	890
1,298,992		Kraft Heinz Co	40,321
71,008		KRBL Ltd	319
131,845		KT&G Corp	11,251
358,152		Kuala Lumpur Kepong BHD	2,129
52,453		Kweichow Moutai Co Ltd	7,533
9,418		KWS Saat AG.	688
5,138	e	La Doria S.p.A	53
429,777		Lamb Weston Holdings, Inc	27,231
20,848		Lancaster Colony Corp	3,098
32,492	*	Landec Corp	304
4,313		Lassonde Industries, Inc	648
708,085		Leroy Seafood Group ASA	4,691
170,878		Libstar Holdings Ltd	118
374,028		Lien Hwa Industrial Corp	451
20,156		Limoneira Co	402
2,858		Lindt & Spruengli AG.	20,801
87		Lindt & Spruengli AG. (Registered)	7,076
11,660		Lotte Chilsung Beverage Co Ltd	1,732
742		Lotte Confectionery Co Ltd	111
3,165		Lotte Samkang Co Ltd	1,612
24,600		Luzhou Laojiao Co Ltd	290
83,080		M Dias Branco S.A.	843
21,574		Maeil Dairies Co Ltd	1,580
105,879		Maple Leaf Foods, Inc	2,319
106,000	*	Marfrig Global Foods S.A.	174
40,800		Marudai Food Co Ltd	767
273,600		Maruha Nichiro Corp	8,040
106,700	*	Masan Group Corp	381
78,039		McCormick & Co, Inc	12,097
26,600		Megmilk Snow Brand Co Ltd	584
122,052		MEIJI Holdings Co Ltd	8,727
13,883	e	MGP Ingredients, Inc	921
60,500	*	Minerva S.A.	125
25,000		Mitsui Sugar Co Ltd	517
122,030		Molson Coors Brewing Co (Class B)	6,834
6,054,941		Mondelez International, Inc	326,361
3,289,282	*	Monster Beverage Corp	209,955
33,060		Morinaga & Co Ltd	1,612
171,100		Morinaga Milk Industry Co Ltd	6,775
6,039		Muhak Co Ltd	58
78

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
22,700		Muyuan Foodstuff Co Ltd	$195
6,000		Nagatanien Co Ltd	116
72,000		Namchow Chemical Industrial Ltd	129
124		Namyang Dairy Products Co Ltd	60
9,652	*	National Agriculture Development Co	61
13,363	e	National Beverage Corp	596
18,837	*,e	Naturecell Co Ltd	139
32,940		Nestle India Ltd	5,685
57,100		Nestle Malaysia BHD	2,060
4,186,345		Nestle S.A.	433,380
81,175		New Age Beverages Corp	378
83,700		New Hope Liuhe Co Ltd	212
60,400		Nichirei Corp	1,434
10,600		Nippon Beet Sugar Manufacturing Co Ltd	198
159,800		Nippon Flour Mills Co Ltd	2,559
62,312		Nippon Meat Packers, Inc	2,672
438,766		Nippon Suisan Kaisha Ltd	2,723
84,000		Nisshin Oillio Group Ltd	2,355
192,382		Nisshin Seifun Group, Inc	4,394
57,928		Nissin Food Products Co Ltd	3,736
198,000		Nissin Foods Co Ltd	143
1,582		Nong Shim Co Ltd	348
687		Nong Shim Holdings Co Ltd	53
7,406	e	Norway Royal Salmon ASA	157
37,372		Oceana Group Ltd	183
185,118		Origin Enterprises plc	1,077
9,765		Orion Corp	145
25,476		Orion Corp/Republic of Korea	2,043
13,118	e	Orior AG.	1,109
794,690		Orkla ASA	7,053
1,067		Ottogi Corp	633
566,084		PAN Fish ASA	13,246
2,984,844		PepsiCo, Inc	391,402
176,973	e	Pernod-Ricard S.A.	32,594
134		Philip Morris CR	81
4,399,339		Philip Morris International, Inc	345,480
75,242	*	Pilgrim’s Pride Corp	1,910
57,543		Pioneer Foods Ltd	282
92,553	*	Post Holdings, Inc	9,623
449,229		PPB Group BHD	2,032
425,260	*	Premier Foods plc	182
37,655	e	Premium Brands Holdings Corp	2,574
55,600		Prima Meat Packers Ltd	1,062
43,861	*,e	Primo Water Corp	539
5,650,000		PT Austindo Nusantara Jaya	364
5,001,300	*	PT BW Plantation Tbk	57
5,487,518		PT Charoen Pokphand Indonesia Tbk	1,838
454,011		PT Gudang Garam Tbk	2,471
26,622,000		PT Hanjaya Mandala Sampoerna Tbk	5,926
4,928,391		PT Indofood Sukses Makmur Tbk	2,451
16,811,300	*	PT Inti Agri Resources Tbk	69
14,101,900		PT Japfa Comfeed Indonesia Tbk	1,548
79

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
1,628,300		PT Perusahaan Perkebunan London Sumatra Indonesia Tbk	$129
1,566,400		PT Sawit Sumbermas Sarana Tbk	112
5,343,700		PT Tunas Baru Lampung Tbk	322
5,729		Pulmuone Co Ltd	66
15,042	*,e	Pyxus International, Inc	229
60,400		Q.P. Corp	1,335
2,503,000		QL Resources BHD	4,144
19,931		Radico Khaitan Ltd	91
20,750	e	Remy Cointreau S.A.	2,992
93,447		Rhodes Food Group Pty Ltd	111
5,300		Riken Vitamin Co Ltd	166
10,900	e	Rock Field Co Ltd	143
126,892	e	Rogers Sugar, Inc	544
7,000		Rokko Butter Co Ltd	119
133,471		Royal Unibrew A.S.	9,757
10,100		S Foods, Inc	343
16,555		Sakata Seed Corp	485
323,654		Salmar ASA	14,090
987		Samlip General Foods Co Ltd	84
1,796		Samyang Corp	85
1,279		Samyang Foods Co Ltd	78
9,450		Samyang Holdings Corp	604
22,215		Sanderson Farms, Inc	3,034
217,400		Sao Martinho S.A.	1,140
34,700		Sapporo Holdings Ltd	731
236,318		Saputo, Inc	7,074
3,692		Saudia Dairy & Foodstuff Co	112
104,307	*	Savola Group	909
115,716		Scandi Standard AB	798
117,771	g	Scandinavian Tobacco Group A.S.	1,373
7,394		Schouw & Co	564
1,137		Seaboard Corp	4,703
56,099		Select Harvests Ltd	286
8,849	*	Seneca Foods Corp	246
28,937		Shanxi Xinghuacun Fen Wine Factory Co Ltd	292
52,400		Showa Sangyo Co Ltd	1,469
1,942,860		Sime Darby Plantation BHD	2,314
554,711	*	Simply Good Foods Co	13,357
884,700		SLC Agricola S.A.	4,071
391,861		Standard Foods Corp	766
2,800		Starzen Co Ltd	109
106,018		Stock Spirits Group plc	297
53,830		Strauss Group Ltd	1,550
41,172		Suedzucker AG.	698
156,721		Suntory Beverage & Food Ltd	6,815
224,932		Swedish Match AB	9,510
44,024	*,e	Synlait Milk Ltd	272
87,300		Takara Holdings, Inc	914
220,900		Taokaenoi Food & Marketing PCL	63
777,625		Tassal Group Ltd	2,678
135,382		Tata Tea Ltd	529
684,427		Tate & Lyle plc	6,416
2,365,609		Thai Union Group PCL	1,412
80

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
877,100		Thai Vegetable Oil PCL (Foreign)	$801
851,000	*	Tibet 5100 Water Resources Holdings Ltd	236
133,088	e	Tiger Brands Ltd	2,114
1,567,190		Tingyi Cayman Islands Holding Corp	2,618
52,309		Tongaat Hulett Ltd	49
72,700		Tongwei Co Ltd	149
18,338	e	Tootsie Roll Industries, Inc	677
63,807		Toyo Suisan Kaisha Ltd	2,630
633,791		Treasury Wine Estates Ltd	6,656
104,971	*	TreeHouse Foods, Inc	5,679
347,579		Tsingtao Brewery Co Ltd	2,215
16,300		Tsingtao Brewery Co Ltd (Class A)	119
97,000		Ttet Union Corp	405
74,818		Turning Point Brands, Inc	3,665
411,320		Tyson Foods, Inc (Class A)	33,210
83,009		Ulker Biskuvi Sanayi AS	278
1,051,000		Uni-President China Holdings Ltd	1,171
7,243,977		Uni-President Enterprises Corp	19,296
391,100	*	United Spirits Ltd	3,314
92,496		Universal Corp	5,621
809,794		Universal Robina	2,624
60,418		Varun Beverages Ltd	829
113,329		Vector Group Ltd	1,105
1,021		Venky’s India Ltd	25
52,666	*	Village Farms International, Inc	603
3,863	e	Vilmorin & Cie	221
209,742		Vina Concha y Toro S.A.	444
22,781		Viscofan S.A.	1,194
698,406		Vitasoy International Holdings Ltd	3,359
3,992,614		Want Want China Holdings Ltd	3,247
61,100	e	Warabeya Nichiyo Co Ltd	943
1,430,000	*	Wei Chuan Food Corp	1,511
142,900		Wens Foodstuffs Group Co Ltd	747
8,944,511	g	WH Group Ltd	9,073
3,838,917		Wilmar International Ltd	10,509
104,200		Wuliangye Yibin Co Ltd	1,795
157,012		Yakult Honsha Co Ltd	9,267
89,004		Yamazaki Baking Co Ltd	1,348
882,000		Yihai International Holding Ltd	4,576
284,000	g	Zhou Hei Ya International Holdings Co Ltd	153
		TOTAL FOOD, BEVERAGE & TOBACCO	4,706,606

HEALTH CARE EQUIPMENT & SERVICES - 4.8%
5,472,074		Abbott Laboratories	460,202
16,396	*	Abiomed, Inc	4,271
29,034	*,e	Acadia Healthcare Co, Inc	1,015
291,422	*	Accuray, Inc	1,128
25,002	*	Addus HomeCare Corp	1,874
573,457		Advanced Medical Solutions Group plc	2,185
372,094	*	AGFA-Gevaert NV	1,445
175,280		Aier Eye Hospital Group Co Ltd	791
138,000	g	AK Medical Holdings Ltd	71
13,662	*	Al Hammadi Co for Development and Investment	78
81

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
841,433	*	Alcon, Inc	$51,958
182,355	*,e	Alcon, Inc	11,315
254,337		Alfresa Holdings Corp	6,290
9,578,659	*,e	Alibaba Health Information Technology Ltd	9,180
274,153	*,n	Align Technology, Inc	75,036
28,000		Alliar Medicos A Frente S.A.	105
187,354	*	Allscripts Healthcare Solutions, Inc	2,179
53,340	*	Alphatec Holdings Inc	242
116,791	e	Ambu A.S.	1,899
111,768	*	Amedisys, Inc	13,570
18,398	*	American Renal Associates Holdings, Inc	137
35,973		AmerisourceBergen Corp	3,067
91,283	*	AMN Healthcare Services, Inc	4,952
338,318		Amplifon S.p.A.	7,927
53,769	*	Angiodynamics, Inc	1,059
182,623		Ansell Ltd	3,448
166,410	*,e	Antares Pharma, Inc	547
376,605		Anthem, Inc	106,282
88,296		Apollo Hospitals Enterprise Ltd	1,739
4,250	*,e	Apollo Medical Holdings, Inc	71
34,141	*	Apyx Medical Corp	229
124,429		Arjo AB	563
24,135		As One Corp	2,008
234,912		Asahi Intecc Co Ltd	5,807
41,202		Ascom Holding AG.	540
125,704	*	AtriCure, Inc	3,751
2,303		Atrion Corp	1,964
61,229	g	Attendo AB	266
893,048		Australian Pharmaceutical Industries Ltd	829
22,465		Avalon GloboCare Corp	58
52,616	*	Avanos Medical, Inc	2,295
25,455	*	Avedro Inc	500
38,961	*	AxoGen, Inc	771
16,989	*,e	Axonics Modulation Technologies, Inc	696
571,050		Bangkok Chain Hospital PCL	309
9,212,745		Bangkok Dusit Medical Services PCL (Foreign)	7,735
2,735,560		Baxter International, Inc	224,042
88,586		Becton Dickinson & Co	22,325
23,322	*,e,g	Biocartis NV	276
6,839	*	BioLife Solutions Inc	116
27,171		BioMerieux	2,251
145,829	*,e	BioScrip, Inc	379
26,686	*	BioSig Technologies Inc	251
36,513	*	BioTelemetry, Inc	1,758
91,600		BML, Inc	2,606
6,744		Boditech Med, Inc	64
2,994,316	*	Boston Scientific Corp	128,696
357,813	*	Brookdale Senior Living, Inc	2,580
389,165		Bumrungrad Hospital PCL (Foreign)	2,145
11,397		Cantel Medical Corp	919
260,165		Cardinal Health, Inc	12,254
38,608	*	Cardiovascular Systems, Inc	1,657
41,812		Carl Zeiss Meditec AG.	4,124
191,765	*	Castlight Health, Inc	619
82

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
7,317	*	Catasys Inc	$141
25,506		Cellavision AB	875
144,595	*	Centene Corp	7,583
957,942	*	Cerner Corp	70,217
157,761	*	Cerus Corp	887
18,048	*	CHA Bio & Diostech Co Ltd	242
29,693		Chemed Corp	10,714
387,500		China Resources Phoenix Healthcare Holdings Co Ltd	283
2,008,900		Chularat Hospital PCL	148
762,874		Cigna Corp	120,191
304,803	*	Cleopatra Hospital	118
214,000	e	C-Mer Eye Care Holdings Ltd	120
110,081		Cochlear Ltd	16,027
81,456		Coloplast AS	9,208
1,811		Coltene Holding AG.	164
50,612		CompuGroup Medical AG.	4,087
15,992		Computer Programs & Systems, Inc	444
240,261	*	ConforMIS, Inc	1,047
36,284		Conmed Corp	3,105
1,006,879	g	ConvaTec Group plc	1,866
119,024		Cooper Cos, Inc	40,098
342,581	*	Corindus Vascular Robotics, Inc	1,021
9,535	*	Corvel Corp	830
32,296	*,e	Covetrus, Inc	790
40,500	e	Craneware plc	977
49,077	*	Cross Country Healthcare, Inc	460
81,149	*	CryoLife, Inc	2,429
27,496	*,e	CryoPort, Inc	504
32,153	*	Cutera, Inc	668
38,297	e	CVS Group plc	352
4,357,394		CVS Health Corp	237,434
62,600	*	CYBERDYNE, Inc	365
36,437	*,e	CytoSorbents Corp	241
6,873		Dallah Healthcare Co	90
1,672,649		Danaher Corp	239,055
39,544	*	DaVita, Inc	2,225
3,060		Dentium Co Ltd	195
420,825		Dentsply Sirona, Inc	24,559
581,171	*	DexCom, Inc	87,083
18,104		DiaSorin S.p.A.	2,103
4,669	*	DIO Corp	165
68,453	*,e	Diplomat Pharmacy, Inc	417
29,539	g	Dr Lal PathLabs Ltd	458
5,201		Draegerwerk AG.	328
1,827		Draegerwerk AG. & Co KGaA	88
17,838		Eckert & Ziegler Strahlen- und Medizintechnik AG.	2,101
1,494,260	*	Edwards Lifesciences Corp	276,050
17,800		Eiken Chemical Co Ltd	282
4,671	e	El.En. S.p.A	97
84,200	*	Elan Corp	1,389
9,058	*,e	ElectroCore LLC	18
275,471		Elekta AB (B Shares)	4,004
10,000	*,e	EM Systems Co Ltd	153
83

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
164,946		EMIS Group plc	$2,547
269,059		Encompass Health Corp	17,048
86,748		Ensign Group, Inc	4,938
95,031	*	Enzo Biochem, Inc	320
113,952		Estia Health Ltd	211
147,914	*	Evolent Health, Inc	1,176
117,975	e	Extendicare, Inc	756
169,101		Fagron NV	3,439
908,195		Fisher & Paykel Healthcare Corp	9,448
95,200		Fleury S.A.	529
195,027	*	Fortis Healthcare Ltd	368
271,638		Fresenius Medical Care AG.	21,333
629,653		Fresenius SE	34,190
70,261	g	Galenica AG.	3,531
4,547,000	e,g	Genertec Universal Medical Group Company Limited	3,637
398,095	*,e	Genesis Health Care, Inc	494
170,131	*,e	GenMark Diagnostics, Inc	1,104
197,274		Getinge AB (B Shares)	3,111
21,000		Ginko International Co Ltd	132
39,039	*	Glaukos Corp	2,944
116,227	*	Globus Medical, Inc	4,916
528,436		GN Store Nord	24,703
73,100		Green Hospital Supply, Inc	3,162
383,280	*	Guardant Health, Inc	33,089
10,498		Guerbet	569
203,420	*	Haemonetics Corp	24,480
40,410	*	Hanger Orthopedic Group, Inc	774
1,355,500		Hartalega Holdings BHD	1,719
1,171,386		HCA Holdings, Inc	158,336
353,835		Healius Ltd	751
275,456	*	HealthEquity, Inc	18,015
72,679		HealthStream, Inc	1,879
72,748	*	Henry Schein, Inc	5,085
7,349	*	Heska Corp	626
181,091		Hill-Rom Holdings, Inc	18,946
15,054	*	HLB Life Science CO Ltd	75
486,198	*	HMS Holdings Corp	15,748
16,000	e	Hogy Medical Co Ltd	473
3,395,871	*	Hologic, Inc	163,070
286,691		Hoya Corp	22,033
58,620		Huadong Medicine Co Ltd	222
137,055		Humana AB	828
151,807		Humana, Inc	40,274
2,364		Huons Global Co Ltd	80
7,512	*	ICU Medical, Inc	1,892
126,265	*	IDEXX Laboratories, Inc	34,765
5,704,642		IHH Healthcare BHD	8,012
4,865		InBody Co Ltd	102
19,433	*	Inogen, Inc	1,297
158,330	*,e	Inovalon Holdings, Inc	2,297
14,799	*	Inspire Medical Systems, Inc	898
25,400		Instituto Hermes Pardini S.A.	128
99,221	*,e	Insulet Corp	11,845
244,389	*	Integer Holding Corp	20,509
84

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
24,867	*	Integra LifeSciences Holdings Corp	$1,389
10,288	*,e	IntriCon Corp	240
545,491	*	Intuitive Surgical, Inc	286,137
44,643		Invacare Corp	232
12,519	*,e	Ion Beam Applications	190
4,977	*,e	iRadimed Corp	102
57,699	*	iRhythm Technologies, Inc	4,563
35,700	e	Japan Lifeline Co Ltd	580
23,400		Jeol Ltd	524
49,530	*	Joint Corp	901
37,200		Jointown Pharmaceutical Group Co Ltd	67
1,208,377		Koninklijke Philips Electronics NV	52,535
186,343		Korian-Medica	7,088
999,400		Kossan Rubber Industries	965
9,132,292		KPJ Healthcare BHD	2,068
408,541	*	Laboratory Corp of America Holdings	70,637
208,130	*	Lantheus Holdings, Inc	5,890
3,133		Le Noble Age	157
16,977		LeMaitre Vascular, Inc	475
23,700		Lepu Medical Technology Beijing Co Ltd	80
33,849	*	LHC Group, Inc	4,048
1,180,594		Life Healthcare Group Holdings Pte Ltd	1,885
1,058,000	*,e	Lifetech Scientific Corp	192
55,225	*	LivaNova plc	3,974
692,420		M3, Inc	12,706
42,084	*	Magellan Health Services, Inc	3,124
15,700		Mani, Inc	1,010
52,761	*	Masimo Corp	7,852
798,563		McKesson Corp	107,319
1,820	*,g	Medartis Holding AG.	110
14,800	*	Medical Data Vision Co Ltd	181
83,982	e	Medical Facilities Corp	795
400,410		Medicare Group	741
238,751		Mediceo Paltac Holdings Co Ltd	5,281
233,911	e	Mediclinic International plc	906
14,864	*	Medidata Solutions, Inc	1,345
6,855	*	Medipost Co Ltd	193
36,165	*	MEDNAX, Inc	912
2,564,976		Medtronic plc	249,803
115,040	*	Meinian Onehealth Healthcare Holdings Co Ltd	209
14,100		Menicon Co Ltd	466
104,063		Meridian Bioscience, Inc	1,236
59,936	*	Merit Medical Systems, Inc	3,570
4,013		Mesa Laboratories, Inc	981
98,717		Metlifecare Ltd	291
437,832	e	Microport Scientific Corp	326
6,677	*	Middle East Healthcare Co	49
31,800		Miraca Holdings, Inc	725
7,548	*	Misonix Inc	192
34,956	*,g	MLP Saglik Hizmetleri AS.	70
254,785	*	Molina Healthcare, Inc	36,470
10,939		Mouwasat Medical Services Co	262
13,636		Nagaileben Co Ltd	300
85

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
36,800		Nakanishi, Inc	$677
567,471	*	Nanosonics Ltd	2,247
22,395		National Healthcare Corp	1,817
4,670		National Medical Care Co	71
18,992		National Research Corp	1,094
36,815	*	Natus Medical, Inc	946
57,800	*	Neogen Corp	3,590
1,121,827		Network Healthcare Holdings Ltd	1,431
1,138		Neuca S.A.	91
15,814	*,e	Neuronetics, Inc	198
327,041	*	Nevro Corp	21,202
87,843	*	NextGen Healthcare, Inc	1,748
86,000		Nichii Gakkan Co	1,256
46,000		Nihon Kohden Corp	1,250
380,667	e	Nikkiso Co Ltd	5,087
79,232		Nipro Corp	880
206,564	e	NMC Health plc	6,320
42,656	g	NNIT A.S.	823
451,600		Notre Dame Intermedica Participacoes S.A.	4,742
266,798	*	Novocure Ltd	16,870
126,646	*	NuVasive, Inc	7,414
134,500		Odontoprev S.A.	640
878,016		Olympus Corp	9,771
125,440	*	Omnicell, Inc	10,792
12,267	*	OptimizeRx Corp	199
289,381	*	OraSure Technologies, Inc	2,685
98,691		Oriola-KD Oyj (B Shares)	225
25,965	e	Orpea	3,132
65,672	*	Orthofix International NV	3,473
17,530	*	OrthoPediatrics Corp	684
5,302	*	Osstem Implant Co Ltd	345
78,853		Owens & Minor, Inc	252
12,400		Paramount Bed Holdings Co Ltd	473
91,637	e	Patterson Cos, Inc	2,098
9,324	*,e	Penumbra, Inc	1,492
19,450	*,e	PetIQ, Inc	641
49,273	e	Phonak Holding AG.	11,214
79,000	*,†	Pihsiang Machinery Manufacturing Co Ltd	0	^
160,256	*	Premier, Inc	6,268
195,879		Pro Medicus Ltd	3,490
85,468	*	Providence Service Corp	4,901
12,751	*,e	Pulse Biosciences, Inc	168
596,000		Qualicorp S.A.	3,565
49,835		Quest Diagnostics, Inc	5,074
38,686	*	Quidel Corp	2,295
301,151	*	R1 RCM, Inc	3,788
132,561	*	RadNet, Inc	1,828
595,783	e	Raffles Medical Group Ltd	458
237,636		Ramsay Health Care Ltd	12,064
13,117	*,e	RaySearch Laboratories AB	188
69,202		Regis Healthcare Ltd	128
61,023		Resmed, Inc	7,447
9,065		Rhoen Klinikum AG.	277
57,959	*	Rockwell Medical, Inc	174
86

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
138,912	*	RTI Biologics, Inc	$590
511,003		Ryman Healthcare Ltd	4,036
33,251		Sartorius AG.	6,819
7,060		Saudi Chemical Co	58
45,482	*	SeaSpine Holdings Corp	603
4,000	e	Seed Co Ltd	41
845,962		Selcuk Ecza Deposu Ticaret ve Sanayi AS	712
532,042	*	Select Medical Holdings Corp	8,444
119,020	*,e	Senseonics Holdings, Inc	243
3,956,415		Shandong Weigao Group Medical Polymer Co Ltd	3,590
81,600		Shanghai Pharmaceuticals Holding Co Ltd	216
744,140		Shanghai Pharmaceuticals Holding Co Ltd (Hong Kong)	1,463
3,400		Shenzhen Mindray Bio-Medical Electronics Co Ltd	81
7,382	*	Shockwave Medical Inc	421
34,203	*	SI-BONE, Inc	696
147,519	g	Siemens Healthineers AG.	6,216
87,566	e	Sienna Senior Living, Inc	1,301
30,447	*,e	Sientra, Inc	188
1,401,979		Sigma Healthcare Ltd	547
79,846	*	Silk Road Medical Inc	3,869
16,247		Simulations Plus, Inc	464
1,069,471		Sinopharm Group Co	3,766
783,348		Smith & Nephew plc	17,010
1,500		Software Service, Inc	145
27,600		Solasto Corp	241
2,203	*	Soliton Inc	32
799,589		Sonic Healthcare Ltd	15,235
164,080	g	Spire Healthcare Group plc	249
28,000		St. Shine Optical Co Ltd	498
242,614	*	Staar Surgical Co	7,128
145,010		STERIS plc	21,589
3,013		STRATEC Biomedical AG.	195
23,903		Straumann Holding AG.	21,123
574,594		Stryker Corp	118,125
15,702		Suheung Capsule Co Ltd	462
243,468		Summerset Group Holdings Ltd	911
7,444,400		Supermax Corp BHD	3,012
25,854	*	Surgery Partners, Inc	210
14,009	*	SurModics, Inc	605
221,755		Suzuken Co Ltd	13,031
112,282		Sysmex Corp	7,345
20,868	*,e	Tabula Rasa HealthCare, Inc	1,042
69,768	*,e	Tactile Systems Technology, Inc	3,971
20,000		TaiDoc Technology Corp	92
125,660	*	Tandem Diabetes Care, Inc	8,108
84,843	*,e	Teladoc, Inc	5,634
11,914		Teleflex, Inc	3,945
232,955	*	Tenet Healthcare Corp	4,813
286,242		Terumo Corp	8,551
234,100		Thonburi Healthcare Group PCL	212
55,636	*	Tivity Health, Inc	915
223,900	e	Toho Pharmaceutical Co Ltd	5,024
87

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
11,200		Tokai Corp (GIFU)	$238
1,312,000		Top Glove Corp BHD	1,560
2,414,000	*,†,e	Town Health International Medical Group Ltd	3
207,127	*,e	TransEnterix, Inc	282
6,831	*	Transmedics Group, Inc	198
131,128	*	Triple-S Management Corp (Class B)	3,127
24,400		Tsuki Corp	117
143,167		United Drug plc	1,452
2,914,529		UnitedHealth Group, Inc	711,174
213,744		Universal Health Services, Inc (Class B)	27,870
14,436		US Physical Therapy, Inc	1,769
4,587		Utah Medical Products, Inc	439
4,119		Value Added Technologies Co Ltd	101
5,963	*	Vapotherm, Inc	137
141,861	*	Varex Imaging Corp	4,348
40,060	*	Varian Medical Systems, Inc	5,453
362,390	*	Veeva Systems, Inc	58,747
3,235		Vieworks Co Ltd	90
71,153	*,e	ViewRay, Inc	627
43,857		Virtus Health Ltd	139
70,300	e	VITAL KSK Holdings, Inc	667
33,963	*	Vocera Communications, Inc	1,084
19,856	*	WellCare Health Plans, Inc	5,660
73,200		West Pharmaceutical Services, Inc	9,161
40,404	*,e	William Demant Holding A.S.	1,258
788,409	*,e	Wright Medical Group NV	23,510
114,972	*	Xvivo Perfusion AB	2,461
2,665		Ypsomed Holding AG.	367
2,256,666		Zimmer Biomet Holdings, Inc	265,700
15,924	*	Zynex Inc	143
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	5,620,822

HOUSEHOLD & PERSONAL PRODUCTS - 1.6%
2,759		Aekyung Industrial Co Ltd	89
29,962		Amorepacific Corp	4,280
10,268		Amorepacific Corp (Preference)	768
1,351	*	Avon Products, Inc	5
44,237		Bajaj Corp Ltd	211
88,788		Beiersdorf AG.	10,646
5,499,000	†,e	Best World International Ltd	5,527
7,527	e	Blackmores Ltd	476
56,053	e	BWX Ltd	72
23,493	*,e	Central Garden & Pet Co	633
94,889	*	Central Garden and Pet Co (Class A)	2,338
19,000		Chlitina Holding Ltd	164
177,874		Church & Dwight Co, Inc	12,995
89,573		Clorox Co	13,715
1,979,737		Colgate-Palmolive Co	141,888
3,490		Cosmax, Inc	330
303,039	e	Coty, Inc	4,061
655,886		Dabur India Ltd	3,806
7,600		Earth Chemical Co Ltd	340
59,860	*	Edgewell Personal Care Co	1,613
88

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
80,478		EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	$33
520,742	*	elf Beauty, Inc	7,342
918,172	e	Energizer Holdings, Inc	35,478
471,373		Essity AB	14,501
723,415		Estee Lauder Cos (Class A)	132,465
433,000	*	Euglena Co Ltd	3,805
92,900		Fancl Corp	2,298
7,952		Gillette India Ltd	861
469,746		Godrej Consumer Products Ltd	4,516
51,000		Grape King Industrial Co	336
598,447		Hengan International Group Co Ltd	4,407
102,697		Henkel KGaA	9,439
141,126		Henkel KGaA (Preference)	13,805
103,232	*,e	Herbalife Ltd	4,414
910,049		Hindustan Lever Ltd	23,575
18,968		Inter Parfums S.A.	909
49,851		Inter Parfums, Inc	3,315
2,124		It’s Skin Co Ltd	42
50,293		Jamieson Wellness, Inc	772
9,273	*	Jayjun Cosmetic Co Ltd	51
88,125		Jyothy Laboratories Ltd	203
543,678		Kao Corp	41,485
323,374		Kimberly-Clark Corp	43,099
1,286,216		Kimberly-Clark de Mexico S.A. de C.V. (Class A)	2,392
36,600	e	Kitanotatsujin Corp	191
135,356		Kobayashi Pharmaceutical Co Ltd	9,711
3,552		Kolmar BNH Co Ltd	82
6,197		Korea Kolmar Co Ltd	325
4,028		Korea Kolmar Holdings Co Ltd	99
60,839		Kose Corp	10,269
10,333		LG Household & Health Care Ltd	11,769
2,261		LG Household & Health Care Ltd (Preference)	1,579
29,380	*	Lifevantage Corp	381
248,101		Lion Corp	4,628
397,938		L’Oreal S.A.	113,145
21,458		Mandom Corp	520
762,207		Marico Ltd	4,095
13,085		Medifast, Inc	1,679
16,100		Milbon Co Ltd	781
3,000	*,e	MTG Co Ltd	33
207,498		Natura Cosmeticos S.A.	3,053
14,886	*	Nature’s Sunshine Products, Inc	138
19,500		Noevir Holdings Co Ltd	1,070
42,776		Nu Skin Enterprises, Inc (Class A)	2,110
4,478		NUTRIBIOTECH Co Ltd	40
1,456,000		NVC Lighting Holdings Ltd	121
6,643		Oil-Dri Corp of America	226
41,902		Ontex Group NV	676
24,449		Pacific Corp	1,322
104,159		Pigeon Corp	4,200
188,971		Pola Orbis Holdings, Inc	5,295
7,120,153		Procter & Gamble Co	780,725
89

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
6,186,000		PT Industri Jamu Dan Farmasi Sido Muncul Tbk	$440
3,481,129		PT Unilever Indonesia Tbk	11,096
138,222		PZ Cussons plc	376
1,117,802		Reckitt Benckiser Group plc	88,256
7,480	*,e	Revlon, Inc (Class A)	145
67,957		Sarantis S.A.	687
418,173		Shiseido Co Ltd	31,629
21,336		Spectrum Brands Holdings, Inc	1,147
6,800		ST Corp	106
45,980		TCI Co Ltd	632
414,681		Uni-Charm Corp	12,502
1,831,206		Unilever NV	111,261
1,373,580		Unilever plc	85,265
14,636	*	USANA Health Sciences, Inc	1,163
156,000		Vinda International Holdings Ltd	265
15,135		WD-40 Co	2,407
17,300	e	YA-MAN Ltd	143
8,353	*	Youngevity International Inc	48
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	1,859,331

INSURANCE - 4.0%
311,372		Admiral Group plc	8,731
2,114,579		Aegon NV	10,504
1,289,728		Aflac, Inc	70,690
198,808		Ageas	10,346
13,799,418		AIA Group Ltd	149,019
3,570	*	Al Rajhi Co for Co-operative Insurance	49
35,492		Alleghany Corp	24,174
540,226		Allianz AG.	130,290
824,089		Allstate Corp	83,802
131,351		Alm Brand AS	1,161
51,092	*	AMBAC Financial Group, Inc	861
186,665		American Equity Investment Life Holding Co	5,070
270,027		American Financial Group, Inc	27,670
3,445,401		American International Group, Inc	183,571
38,592		American National Insurance Co	4,495
65,340		Amerisafe, Inc	4,167
10,900	*,e	Anicom Holdings, Inc	391
427,805		Aon plc	82,558
878,354	*	Arch Capital Group Ltd	32,569
198,357		Argo Group International Holdings Ltd	14,688
338,755		Arthur J. Gallagher & Co	29,672
564,690		ASR Nederland NV	22,944
1,310,602		Assicurazioni Generali S.p.A.	24,675
216,978		Assurant, Inc	23,082
190,822		Assured Guaranty Ltd	8,030
1,189,384	*	Athene Holding Ltd	51,215
3,745,610		Aviva plc	19,839
2,076,134		AXA S.A.	54,523
499,701		Axis Capital Holdings Ltd	29,807
48,520		Bajaj Finserv Ltd	5,993
57,049		Baloise Holding AG.	10,104
281,100		Bangkok Life Assurance PCL	248
90

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
585,374		BB Seguridade Participacoes S.A.	$4,936
513,980		Beazley plc	3,603
4,336,808	*	Berkshire Hathaway, Inc (Class B)	924,477
247,124	*	Brighthouse Financial, Inc	9,067
440,738		Brown & Brown, Inc	14,765
7,616	*	Bupa Arabia for Cooperative Insurance Co	196
6,568,816		Cathay Financial Holding Co Ltd	9,098
1,229,294		China Insurance International Holdings Co Ltd	3,293
11,988,890		China Life Insurance Co Ltd	29,633
22,000		China Life Insurance Co Ltd (Class A)	91
2,338,253		China Life Insurance Co Ltd (Taiwan)	1,871
179,000		China Pacific Insurance Group Co Ltd	953
2,091,539		China Pacific Insurance Group Co Ltd (Hong Kong)	8,181
6,492,000		China Reinsurance Group Corp	1,156
1,387,854		Chubb Ltd	204,417
378,399		Cincinnati Financial Corp	39,229
64,229	*,e	Citizens, Inc (Class A)	469
21,704	*	Clal Insurance	362
129,019		CNA Financial Corp	6,073
370,891		CNP Assurances	8,419
23,874	*	Co for Cooperative Insurance	445
330,708		Conseco, Inc	5,516
3,630,000	*,†,e	Convoy Financial Holdings Ltd	5
1,338,765	e	Corp Mapfre S.A.	3,915
16,983		Crawford & Co	179
1,256,447		Dai-ichi Mutual Life Insurance Co	19,010
1,137,003		Direct Line Insurance Group plc	4,793
289,358		Discovery Holdings Ltd	3,068
26,794		Donegal Group, Inc (Class A)	409
44,776		Dongbu Insurance Co Ltd	2,300
25,053	*	eHealth, Inc	2,157
10,067		EMC Insurance Group, Inc	363
250,582		Employers Holdings, Inc	10,592
13,156	*	Enstar Group Ltd	2,293
71,580		Erie Indemnity Co (Class A)	18,201
168,130		Everest Re Group Ltd	41,558
28,306		Fairfax Financial Holdings Ltd	13,893
23,800	e	Fanhua, Inc (ADR)	797
10,407		FBL Financial Group, Inc (Class A)	664
11,930		FedNat Holding Co	170
404,715		First American Financial Corp	21,733
501,742		FNF Group	20,220
2,608	e	Fondiaria-Sai S.p.A	7
6,211,461		Fubon Financial Holding Co Ltd	9,179
939,513	*	Genworth Financial, Inc (Class A)	3,486
224,724		Gjensidige Forsikring BA	4,529
11,540		Global Indemnity Ltd	357
13,619	e	Goosehead Insurance, Inc	651
291,447		Great-West Lifeco, Inc	6,710
40,681	*,e	Greenlight Capital Re Ltd (Class A)	345
80,495		Grupo Catalana Occidente S.A.	2,975
34,800	*	Hallmark Financial Services	495
78,534		Hannover Rueckversicherung AG.	12,698
120,838		Hanover Insurance Group, Inc	15,504
91

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
23,230		Hanwha Non-Life Insurance Co Ltd	$83
167,110		Harel Insurance Investments & Finances Ltd	1,255
1,860,864		Hartford Financial Services Group, Inc	103,687
1,096,345	g	Hastings Group Holdings Ltd	2,723
8,466		HCI Group, Inc	343
12,364	*,e	Health Insurance Innovations, Inc	320
25,224		Helvetia Holding AG.	3,166
170,590	e	Heritage Insurance Holdings, Inc	2,629
165,390		Hiscox Ltd	3,553
92,404		Horace Mann Educators Corp	3,723
11,900		Hubei Biocause Pharmaceutical Co Ltd	11
52,645		Hyundai Marine & Fire Insurance Co Ltd	1,298
151,565		iA Financial Corp, Inc	6,173
119,467	g	ICICI Lombard General Insurance Co Ltd	1,926
5,212		IDI Insurance Co Ltd	203
5,546		Independence Holding Co	215
171,039	g	ING Life Insurance Korea Ltd	4,689
2,407,132		Insurance Australia Group Ltd	13,976
212,097		Intact Financial Corp	19,601
1,413		Investors Title Co	236
120,000		IRB Brasil Resseguros S	3,078
86,321		James River Group Holdings Ltd	4,048
1,418,095		Japan Post Holdings Co Ltd	16,060
1,800		Japan Post Insurance Co Ltd	33
580,376		Just Retirement Group plc	416
26,172		Kemper Corp	2,258
52,848		Kinsale Capital Group, Inc	4,835
1,762,013		Korea Life Insurance Co Ltd	5,003
56,047		Korean Reinsurance Co	424
186,266		Lancashire Holdings Ltd	1,631
8,094,657		Legal & General Group plc	27,732
75,271		Liberty Holdings Ltd	565
756,170		Lincoln National Corp	48,735
497,688		Loews Corp	27,209
23,637		Lotte Non-Life Insurance Co Ltd	49
324,688		Manulife Financial Corp	5,903
2,559,070		Manulife Financial Corp (Toronto)	46,509
23,460	*	Markel Corp	25,562
1,410,240		Marsh & McLennan Cos, Inc	140,671
154,139	*	Max India Ltd	911
107,665	*	MBIA, Inc	1,002
3,216,629		Medibank Pvt Ltd	7,893
13,828		Menorah Mivtachim Holdings Ltd	210
1,117,999		Mercuries & Associates Holding Ltd	653
578,058	*	Mercuries Life Insurance Co Lt	198
248,759		Mercury General Corp	15,547
306,408		Meritz Fire & Marine Insurance Co Ltd	5,493
2,487,819		Metlife, Inc	123,570
710,116		Metropolitan Holdings Ltd	956
567,931		Migdal Insurance Holdings Ltd	596
229,790		Mirae Asset Life Insurance Co Ltd	876
281,269		Mitsui Sumitomo Insurance Group Holdings, Inc	8,941
126,704		Muenchener Rueckver AG.	31,759
92

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
147,309		National General Holdings Corp	$3,379
2,282		National Western Life Group, Inc	586
75,700		New China Life Insurance Co Ltd	608
609,982		New China Life insurance Co Ltd (Hong Kong)	2,968
14,614	*	NI Holdings, Inc	257
314,173		nib holdings Ltd	1,694
650,494		NKSJ Holdings, Inc	25,162
455,558		NN Group NV	18,313
4,066,036		Old Mutual Ltd	6,122
645,871		Old Republic International Corp	14,455
149,967	*	Palomar Holdings, Inc	3,605
12,677,288	*	People’s Insurance Co Group of China Ltd	4,951
386,236		Phoenix Group Holdings plc	3,483
92,903		Phoenix Holdings Ltd	564
6,546,239		PICC Property & Casualty Co Ltd	7,063
12,367,976		Ping An Insurance Group Co of China Ltd	148,723
470,811		Ping An Insurance Group Co of China Ltd (Class A)	6,088
239,674		Porto Seguro S.A.	3,226
1,187,492	g	Poste Italiane S.p.A	12,513
644,069		Power Corp Of Canada	13,874
604,904	e	Power Financial Corp	13,913
731,381		Powszechny Zaklad Ubezpieczen S.A.	8,559
32,194		Primerica, Inc	3,862
477,510		Principal Financial Group	27,657
132,052		ProAssurance Corp	4,768
1,272,755		Progressive Corp	101,731
12,221		Protective Insurance Corp	212
184,898	*,e	Protector Forsikring ASA	1,209
1,099,174		Prudential Financial, Inc	111,017
3,394,409		Prudential plc	74,103
5,866,300	*	PT Panin Life Tbk	138
1,091,250	*	Qatar Insurance Co SAQ	10,512
1,606,117		QBE Insurance Group Ltd	13,362
113,600		Qualitas Controladora SAB de C.V.	319
569,742		Rand Merchant Investment Holdings Ltd	1,375
152,882		Reinsurance Group of America, Inc (Class A)	23,854
76,483		RenaissanceRe Holdings Ltd	13,615
44,211		RLI Corp	3,789
956,369		RSA Insurance Group plc	7,009
129,942	g	Sabre Insurance Group plc	450
15,724		Safety Insurance Group, Inc	1,496
633,952		Saga plc	320
599,789		Sampo Oyj (A Shares)	28,313
47,255		Samsung Fire & Marine Insurance Co Ltd	10,968
57,830		Samsung Life Insurance Co Ltd	4,190
3,328,705		Sanlam Ltd	18,483
88,805		SCOR SE	3,893
122,926		Selective Insurance Group, Inc	9,206
31,106,780		Shin Kong Financial Holding Co Ltd	9,454
534,000		Shinkong Insurance Co Ltd	685
88,339		Societa Cattolica di Assicurazioni SCRL	790
1,257,552		Sony Financial Holdings, Inc	30,263
25,064		State Auto Financial Corp	877
458,151		Steadfast Group Ltd	1,130
93

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
54,842		Stewart Information Services Corp	$2,221
270,162		Storebrand ASA	1,988
535,194		Sul America SA	5,229
694,203		Sun Life Financial, Inc	28,748
1,165,475		Suncorp-Metway Ltd	11,037
49,920		Swiss Life Holding	24,750
213,715		Swiss Re Ltd	21,717
708,340		T&D Holdings, Inc	7,709
456,839	*	Third Point Reinsurance Ltd	4,715
87,489		TI Financial Holdings Ltd	592
35,184		Tiptree Financial, Inc	222
1,695,803		Tokio Marine Holdings, Inc	85,087
16,033		Tong Yang Life Insurance	61
182,811		Topdanmark AS	10,317
194,938		Torchmark Corp	17,439
504,547		Travelers Cos, Inc	75,440
29,085	*,e	Trupanion, Inc	1,051
152,103		Tryg A.S.	4,949
3,806,681		Unipol Gruppo Finanziario S.p.A	18,549
234,465		Uniqa Versicherungen AG.	2,185
40,824		United Fire & Casualty Co	1,978
34,911		United Insurance Holdings Corp	498
34,960		Universal Insurance Holdings, Inc	975
863,649		UnumProvident Corp	28,975
297,201		W.R. Berkley Corp	19,594
22,487	*	Watford Holdings Ltd	617
9,118		White Mountains Insurance Group Ltd	9,314
110,837		Wiener Staedtische Allgemeine Versicherung AG.	2,842
308,344		Willis Towers Watson plc	59,060
35,200		Wiz Solucoes e Corretagem de Seguros S.A.	100
13,587		Wuestenrot & Wuerttembergische AG.	292
282,100	*,e,g	ZhongAn Online P&C Insurance Co Ltd	775
226,428		Zurich Financial Services AG.	78,785
		TOTAL INSURANCE	4,700,547

MATERIALS - 4.7%
33,793		Aarti Industries	870
197,096		Acerinox S.A.	1,982
7,499		Achilles Corp	137
61,100		ADEKA Corp	905
225,998		Adelaide Brighton Ltd	642
16,295	e	Advanced Emissions Solutions, Inc	206
101,144	e	Advanced Metallurgical Group NV	3,138
47,109		Advanced Petrochemical Co	754
71,727		Advansa Sasa Polyester Sanayi AS	82
81,679	*	AdvanSix, Inc	1,995
116,258		Aeci Ltd	755
115,232	*	African Barrick Gold Ltd	259
836,944		African Rainbow Minerals Ltd	10,866
246,110	e	Agnico-Eagle Mines Ltd	12,618
5,400		Aichi Steel Corp	158
335,811		Air Liquide	46,969
443,105		Air Products & Chemicals, Inc	100,306
94

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
44,770		Air Water, Inc	$769
31,972		AK Holdings, Inc	1,232
326,851	*,e	AK Steel Holding Corp	775
4,990		Akzo Nobel India Ltd	130
288,627		Akzo Nobel NV	27,122
507,177		Alamos Gold, Inc	3,060
51,593	e	Albemarle Corp	3,633
376,399	*	Alcoa Corp	8,812
1,781,913		Alexandria Mineral Oils Co	481
141,104	*,e	Allegheny Technologies, Inc	3,556
53,177		Altius Minerals Corp	517
633,297	e	Altri SGPS S.A.	4,396
10,353	*	Alujain Corp	59
3,109,063		Alumina Ltd	5,103
3,669,445	*	Aluminum Corp of China Ltd	1,303
91,600	*	Aluminum Corp of China Ltd (Class A)	52
592,742		Ambuja Cements Ltd	1,827
3,741		Amcor Ltd	43
82,625	*,e	Amcor plc	949
93,714		American Vanguard Corp	1,444
37,521	*,e	Amyris, Inc	134
135,596		Anadolu Cam Sanayii AS	65
375,012	*	Anatolia Minerals Development Ltd	1,303
1,869,800	e	Angang New Steel Co Ltd	853
320,840		Angang Steel Co Ltd	177
120,180		Anglo American Platinum Ltd	7,151
1,585,344	e	Anglo American plc (London)	45,291
334,195		AngloGold Ashanti Ltd	5,990
936,369		Anhui Conch Cement Co Ltd	5,859
111,600		Anhui Conch Cement Co Ltd (Class A)	675
1,034,012		Antofagasta plc	12,214
164,447		APERAM	4,626
3,225		APL Apollo Tubes Ltd	70
29,275		Aptargroup, Inc	3,640
10,587		Arabian Cement Co	73
831,290		ArcelorMittal	14,870
36,206		Ardagh Group S.A.	634
116,204		Arkema	10,803
24,774		Asahi Holdings, Inc	503
1,229,177		Asahi Kasei Corp	13,141
267,934		Ashland Global Holdings, Inc	21,427
2,628,000		Asia Cement China Holdings Corp	4,214
741		Asia Cement Co Ltd	62
7,802,024		Asia Cement Corp	11,956
438,721		Asian Paints Ltd	8,629
225,800	*	ATA IMS Bhd	86
16,569		Atul Ltd	955
19,348		Aurubis AG.	945
504,965		Ausdrill Ltd	649
49,533		Avery Dennison Corp	5,730
2,696,115	*	Axalta Coating Systems Ltd	80,263
1,298,013	*	B2Gold Corp	3,945
44,593		Balchem Corp	4,458
538,100		Ball Corp	37,662
95

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
343,800		Baoshan Iron & Steel Co Ltd	$326
2,668,923		Barrick Gold Corp (Canada)	42,126
4,714		BASF India Ltd	92
853,903		BASF SE	62,121
3,885		Bayer CropScience Ltd	196
27,900		BBMG Corp	15
7,387,000		BBMG Corp (Class H)	2,372
21,216	e	Bekaert S.A.	571
3,837,803	*	Berry Plastics Group, Inc	201,830
4,252,758		BHP Billiton Ltd	123,621
575,767	e	BHP Billiton Ltd (ADR)	33,458
3,207,410		BHP Group plc	82,027
101,908	e	Billerud AB	1,358
4,000	*,e	Bio On Spa	244
8,699		Birla Corp Ltd	75
468,873		BlueScope Steel Ltd	3,987
135,764		Boise Cascade Co	3,816
384,559		Boliden AB	9,854
1,036,375		Boral Ltd	3,738
57,742		Borregaard ASA	669
106,100		Bradespar S.A.	908
161,775	*	Braskem S.A.	1,476
174,489		Brickworks Ltd	1,998
38,065		Buzzi Unicem S.p.A.	773
49,781		Buzzi Unicem S.p.A. RSP	696
76,972		Cabot Corp	3,672
272,300		Cahya Mata Sarawak BHD	199
83,342	*	Canfor Corp	677
37,263		Canfor Pulp Products, Inc	306
73,724		CAP S.A.	845
200,109		Carpenter Technology Corp	9,601
93,256		Cascades, Inc	751
141,820		CCL Industries	6,955
37,750		Celanese Corp (Series A)	4,069
94,992	e	Cementir S.p.A.	689
430,767		Cementos Argos S.A.	1,005
74,525	*	Cemex Latam Holdings S.A.	106
18,700,778		Cemex S.A. de C.V.	7,882
913,056		Centamin plc	1,328
287,182	*	Centerra Gold, Inc	2,022
120,938		Central Asia Metals plc	329
68,231	*	Century Aluminum Co	471
51,000		Century Iron & Steel Industrial Co Ltd	107
33,121		Century Plyboards India Ltd	80
10,842		Century Textile & Industries Ltd	149
475,559		CF Industries Holdings, Inc	22,213
203,142		Chambal Fertilizers & Chemicals Ltd	515
8,357		Chase Corp	900
46,020		Chemours Co	1,104
4,681,560		Cheng Loong Corp	3,044
1,794,695		China BlueChemical Ltd	490
163,029		China General Plastics Corp	126
34,600		China Hi-ment Corp	59
96

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
1,469,500		China Hongqiao Group Ltd	$1,037
1,499,841		China Manmade Fibers Corp	448
115,112		China Metal Products	133
858,455	*,†,e	China Metal Recycling Holdings Ltd	1
476,000	*,e,g	China Metal Resources Utilization Ltd	238
17,889,800	e	China Molybdenum Co Ltd	5,674
373,700		China Molybdenum Co Ltd (Class A)	216
8,163,282		China National Building Material Co Ltd	7,141
172,100		China Northern Rare Earth Group High-Tech Co Ltd	323
868,000		China Oriental Group Co Ltd	508
1,275,359		China Petrochemical Development Corp	434
5,057,199		China Resources Cement Holdings Ltd	4,896
2,114,000		China Sanjiang Fine Chemicals	452
1,037,465	*,e	China Shanshui Cement Group Ltd	435
86,000		China Steel Chemical Corp	373
23,036,303		China Steel Corp	18,514
306,897		China Synthetic Rubber Corp	369
212,000		China XLX Fertiliser Ltd	63
1,103,600		China Zhongwang Holdings Ltd	556
86,929	e	Christian Hansen Holding	8,180
32,000		Chugoku Marine Paints Ltd	275
1,797	*	Chunbo Co Ltd	117
1,988,000	*	Chung Hung Steel Corp	674
220,540		Chung Hwa Pulp Corp	69
593,430		Cia de Minas Buenaventura S.A. (ADR) (Series B)	9,892
2,643,648		Cia Siderurgica Nacional S.A.	11,504
99,681		Ciech S.A.	1,116
24,548		City Cement Co	85
8,155		Clariant AG.	166
20,967	*	Clearwater Paper Corp	388
314,252	e	Cleveland-Cliffs, Inc	3,353
204,288	*	Coeur Mining, Inc	887
402,939		Commercial Metals Co	7,192
86,132	*,†	Companhia Vale do Rio Doce	0
79,278		Compass Minerals International, Inc	4,356
130,114	*	Constellium NV	1,306
181,631	*,e	Continental Gold, Inc	526
45,208		Corbion NV	1,472
72,897		Coromandel International Ltd	442
373,917	g	Coronado Global Resources, Inc (ADR)	956
6,217,257	*	Corteva, Inc	183,844
23,201		Corticeira Amorim SGPS S.A.	269
580,818	g	Covestro AG.	29,569
294,000	e	CPMC Holdings Ltd	114
2,969,514		CRH plc	97,065
18,115		Croda International plc	1,178
1,972,059	*	Crown Holdings, Inc	120,493
280,857		CSR Ltd	773
1,255,500		D&L Industries Inc	256
111,303		Daicel Chemical Industries Ltd	992
30,800		Daido Steel Co Ltd	1,172
11,800		Daiken Corp	241
6,071		Dainichiseika Color & Chemicals Manufacturing Co Ltd	171
97

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
52,500	e	Dainippon Ink and Chemicals, Inc	$1,390
183,572	e	Daio Paper Corp	2,163
59,400		Daiso Co Ltd	1,487
55,400		Denki Kagaku Kogyo KK	1,649
229,803	*	Detour Gold Corp	2,899
2,238,600		DG Khan Cement Co Ltd	792
252,873		Domtar Corp	11,260
15,991		Dongjin Semichem Co Ltd	140
26,402		Dongkuk Steel Mill Co Ltd	154
2,201		Dongwon Systems Corp	82
518,000		Dongyue Group	319
1,445,110		Dow, Inc	71,258
28,100		Dowa Holdings Co Ltd	903
786,632		DS Smith plc	3,629
188,538		DSM NV	23,263
5,166	*	Duk San Neolux Co Ltd	75
353,716		DuluxGroup Ltd	2,315
191,237	*	Dundee Precious Metals, Inc	713
1,375,555		DuPont de Nemours, Inc	103,263
15,621		Eagle Materials, Inc	1,448
528,300		Eastern Polymer Group PCL	108
9,169		Eastern Province Cement Co	73
35,157		Eastman Chemical Co	2,736
346,357		Ecolab, Inc	68,385
8,593	*	Ecopro Co Ltd	201
75,111		EID Parry India Ltd	199
84,636	*	El Ezz Steel Co	58
209,268	*,e	Eldorado Gold Corp	1,216
66,207	*	Element Solutions, Inc	685
334,131		Elementis plc	601
1,367,439	e,g	Elkem ASA	3,860
2,972,980		Empresas CMPC S.A.	8,160
2,233		EMS-Chemie Holding AG.	1,450
739,354		Ence Energia y Celulosa S.A.	3,343
97,401	*	Endeavour Mining Corp	1,588
163,679	*,e	Endeavour Silver Corp	337
265,690		Engro Chemical Pakistan Ltd	442
3,132,500		Engro Fertilizers Ltd	1,254
8,393		Eramet	559
430,098		Ercros S.A.	990
4,201,318		Eregli Demir ve Celik Fabrikalari TAS	5,706
85,188	*	ERO Copper Corp	1,443
41,607		Essel Propack Ltd	79
151,664		Essentra plc	824
454,574		Eternal Chemical Co Ltd	396
795,094		Eugene Corp	4,092
178,128		Everlight Chemical Industrial Corp	95
2,512,555		Evolution Mining Ltd	7,701
21,777		Evonik Industries AG.	635
783,041		Evraz plc	6,630
807,800		Fauji Fertilizer Co Ltd	441
219,050		Feng Hsin Iron & Steel Co	444
98

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
18,900		Ferbasa-Ferro Ligas DA Bahia	$109
2,350,736		Ferrexpo plc	8,308
85,960	*	Ferro Corp	1,358
202,348	*	Ferroglobe plc	0
18,105		Finolex Industries Ltd	133
231,444	*,e	First Majestic Silver Corp	1,827
1,492,884		First Quantum Minerals Ltd	14,182
1,247,343	e	Fletcher Building Ltd	4,064
75,622	*,e	Flotek Industries, Inc	250
42,660		FMC Corp	3,539
23,372	*,e	Foosung Co Ltd	138
3,329,354		Formosa Chemicals & Fibre Corp	11,063
4,192,176		Formosa Plastics Corp	15,472
568,575	g	Forterra plc	2,137
102,835	*,e	Forterra, Inc	511
1,956,690		Fortescue Metals Group Ltd	12,444
207,036	*	Fortuna Silver Mines, Inc	590
14,100		FP Corp	863
176,877		Franco-Nevada Corp	15,013
4,691,003		Freeport-McMoRan Copper & Gold, Inc (Class B)	54,463
168,727		Fresnillo plc	1,867
62,437		Fuchs Petrolub AG. (Preference)	2,451
4,564,200		Fufeng Group Ltd	2,496
50,300		Fuji Seal International, Inc	1,542
10,400		Fujimi, Inc	214
18,600		Fujimori Kogyo Co Ltd	500
17,000		Furukawa-Sky Aluminum Corp	290
2,127,800		Fushan International Energy Group Ltd	463
12,700	e	Fuso Chemical Co Ltd	253
43,624	*	FutureFuel Corp	510
219,247	*,e	Galaxy Resources Ltd	189
114,323	*	GCP Applied Technologies, Inc	2,588
3,107,212		Gerdau S.A. (Preference)	12,300
7,540		Givaudan S.A.	21,297
9,640,826		Glencore Xstrata plc	33,366
160,400		Global Green Chemicals PCL	63
5,200		Godo Steel Ltd	95
2,004,989		Gold Fields Ltd	10,898
245,100	*	Gold Resource Corp	828
398,714	*	Gold Road Resources Ltd	278
2,682,510		Goldsun Development & Construction Co Ltd	737
384,000		Grand Pacific Petrochemical	254
259,310		Granges AB	2,970
561,224		Graphic Packaging Holding Co	7,846
459,431	*	Grasim Industries Ltd	6,082
605,755	*,†	Great Basin Gold Ltd	5
392,000		Greatview Aseptic Packaging Co	224
102,368		Greif, Inc (Class A)	3,332
7,022		Greif, Inc (Class B)	307
6,882		Groupe Guillin	149
252,490		Grupo Argos S.A.	1,359
79,200		Grupo Cementos de Chihuahua SAB de C.V.	437
5,463,544		Grupo Mexico S.A. de C.V. (Series B)	14,509
10,837		Gujarat Alkalies & Chemicals Ltd	82
99

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
21,213		Gujarat Flourochemicals	$282
321,729		Gujarat Narmada Valley Fertilizers Co Ltd	1,090
5,756		Gulf Oil Lubricants India Ltd	72
228		Gurit Holding AG.	239
3,774		H&R GmbH & Co KGaA	29
56,293		H.B. Fuller Co	2,612
1,278		Hadera Paper Ltd	88
772		Hanil Cement Co Ltd	85
627		Hanil Cement Manufacturing	29
4,187		Hansol Chemical Co Ltd	288
173,165		Hansol Paper Co Ltd	2,201
343,826		Hanwha Chemical Corp	6,775
203,670		Harmony Gold Mining Co Ltd	458
11,987		Hawkins, Inc	520
16,446		Haynes International, Inc	523
499,696		Hecla Mining Co	899
738,548		HeidelbergCement AG.	59,767
21,788		HeidelbergCement India Ltd	62
93,520		Hengli Petrochemical Co Ltd	166
4,900		Hengyi Petrochemical Co Ltd	10
434,600	*	Hesteel Co Ltd	189
398,052		Hexpol AB	3,247
44,234		Hill & Smith Holdings plc	658
37,657		Himadri Speciality Chemical Ltd	57
1,833,662		Hindalco Industries Ltd	5,499
117,959		Hitachi Chemical Co Ltd	3,215
401,618		Hitachi Metals Ltd	4,554
571,438		Hochschild Mining plc	1,389
3,200		Hodogaya Chemical Co Ltd	86
334,829		Hokuetsu Paper Mills Ltd	1,810
84,639	e	Holcim Ltd	4,139
60,699		Holmen AB	1,297
16,693		Honam Petrochemical Corp	3,656
111,000		Hsin Kuang Steel Co Ltd	111
353,000		Huabao International Holdings Ltd	149
8,171		Huchems Fine Chemical Corp	156
309,167		HudBay Minerals, Inc	1,674
91,201	e	Huhtamaki Oyj	3,751
51,266		Huntsman Corp	1,048
1,212	*	Hyosung Advanced Materials Corp	126
832		Hyosung Chemical Corp	108
108,939		Hyosung Corp	6,861
131,035		Hyundai Steel Co	4,751
613,787	*	IAMGOLD Corp	2,076
839,839	g	Ibstock plc	2,592
1,863,352		Iluka Resources Ltd	14,148
50,075		IMCD Group NV	4,593
18,112		Imerys S.A.	960
1,055,572	*,e	Impala Platinum Holdings Ltd	5,231
1,406,096		Incitec Pivot Ltd	3,370
341,037		Independence Group NL	1,135
65,596		India Cements Ltd	95
1,561,978		Indorama Ventures PCL (Foreign)	2,396
100

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
132,116		Industrias Penoles S.A. de C.V.	$1,709
107,930	*	Ingevity Corp	11,351
603,100		Inner Mongolia BaoTou Steel Union Co Ltd	149
210,120		Inner Mongolia Eerduosi Resourses Co Ltd	179
2,800	*	Inner Mongolia Junzheng Energy & Chemical Industry Group Co Ltd	1
20,646		Innophos Holdings, Inc	601
103,163		Innospec, Inc	9,413
144,268	*	Interfor Corp	1,536
464,851	e	International Flavors & Fragrances, Inc	67,445
1		International Flavors & Fragrances, Inc (Tel Aviv)	0	^
708,986		International Paper Co	30,713
77,438		Intertape Polymer Group, Inc	1,089
1,303,727	*	Intrepid Potash, Inc	4,381
98,700		Ishihara Sangyo Kaisha Ltd	1,159
974,436		Israel Chemicals Ltd	5,126
18,890	*	Israel Corp Ltd	4,601
730,225	*	Ivanhoe Mines Ltd	2,320
31,459	*,†	Jacana Minerals Ltd	0
424,732		James Hardie Industries NV	5,591
54,992	*	Jastrzebska Spolka Weglowa S.A.	696
15,800		JCU Corp	291
794,716		JFE Holdings, Inc	11,702
3,250,445		Jiangxi Copper Co Ltd	4,332
92,700		Jiangxi Copper Co Ltd (Class A)	213
21,900	*	Jiangxi Ganfeng Lithium Co Ltd	75
1,287,000		Jinchuan Group International Resources Co Ltd	110
394,773		Jindal Saw Ltd	476
196,053	*	Jindal Steel & Power Ltd	403
173,049		Jinduicheng Molybdenum Co Ltd	169
357,091	*	Jinshan Gold Mines, Inc	447
8,465		JK Cement Ltd	123
18,352		JK Lakshmi Cement Ltd	91
22,700		Johnson Matthey plc	960
7,400		JSP Corp	141
1,924,715		JSR Corp	30,488
1,337,125		JSW Steel Ltd	5,356
1,287,653		Jupiter Mines Ltd	312
109,920		K&S AG.	2,045
68,064		Kaiser Aluminum Corp	6,644
38,928		Kaneka Corp	1,468
199,613		Kansai Paint Co Ltd	4,195
28,700		Kanto Denka Kogyo Co Ltd	201
363,161	*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS (Class D)	141
1,789,982		KAZ Minerals plc	13,750
116,266		Kemira Oyj	1,712
300,197	*	KGHM Polska Miedz S.A.	8,335
20,100	e	KH Neochem Co Ltd	494
378,172	*	Kidman Resources Ltd	500
1,184,258	*	Kinross Gold Corp	4,576
441,444		Kirkland Lake Gold Ltd	19,019
2,702		KISWIRE Ltd	61
574,951		Klabin S.A.	2,448
101

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
1,351,100		Klabin S.A. (Preference)	$1,077
44,585	*	Klondex Mines Ltd	80
14,500		Koatsu Gas Kogyo Co Ltd	114
430,670		Kobe Steel Ltd	2,827
8,776		Kolon Industries, Inc	325
16,600		Konishi Co Ltd	247
23,060	*	Koppers Holdings, Inc	677
14,583		Korea Kumho Petrochemical	1,231
17,434		Korea Petrochemical Ind Co Ltd	1,966
9,046		Korea Zinc Co Ltd	3,731
19,877	*	Koza Altin Isletmeleri AS	181
85,221	*	Koza Anadolu Metal Madencilik Isletmeleri AS	104
33,769	*	Kraton Polymers LLC	1,049
29,135		Kronos Worldwide, Inc	446
9,500		Krosaki Harima Corp	543
74,438	e	Kumba Iron Ore Ltd	2,639
48,448		Kumiai Chemical Industry Co Ltd	351
274,667	e	Kuraray Co Ltd	3,290
22,800		Kureha CORP	1,560
86,500		Kyoei Steel Ltd	1,532
137,944	e	Labrador Iron Ore Royalty Corp	3,689
459,120		Lanxess AG.	27,267
401,783	*,e	Largo Resources Ltd	555
1,376,000		Lee & Man Paper Manufacturing Ltd	963
20,302		Lenzing AG.	2,263
41,230		LG Chem Ltd	12,671
8,034		LG Chem Ltd (Preference)	1,362
11,079		Linde India Ltd	84
1,904,613		Linde plc	382,447
838,991		Linde plc (Xetra)	168,516
24,600		Lintec Corp	514
60,408	*,e	Lithium Americas Corp	244
178,364	*	Livent Corp	1,234
8,468		Lock & Lock Co Ltd	114
28,900	*	Loma Negra Cia Industrial Argentina S.A. (ADR)	338
251,103		Long Chen Paper Co Ltd	118
627,656		Louisiana-Pacific Corp	16,457
29,278	*	LSB Industries, Inc	114
420,979	e	Lucara Diamond Corp	508
52,700		Lucky Cement Ltd	126
82,056	*,e	Lundin Gold, Inc	411
626,241		Lundin Mining Corp	3,448
363,587	*	Lynas Corp Ltd	658
359,867		LyondellBasell Industries AF S.C.A	30,995
1,814,000		Maanshan Iron & Steel Co Ltd	721
265,500		Maanshan Iron & Steel Co Ltd (Class A)	132
55,852		Madras Cements Ltd	634
101,085	*	MAG. Silver Corp	1,067
103,984	*	Major Drilling Group International	336
52,950	*	Marrone Bio Innovations, Inc	79
345,351		Marshalls plc	2,993
15,653		Martin Marietta Materials, Inc	3,602
44,102		Maruichi Steel Tube Ltd	1,227
102

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
143,849		Materion Corp	$9,754
30,687	*	Mayville Engineering Co Inc	423
3,694,100	*	Mesaieed Petrochemical Holding Co	2,648
357,100		Metalurgica Gerdau S.A.	673
80,642		Methanex Corp	3,661
958,743		Mexichem SAB de C.V.	2,013
97,223		Mineral Resources Ltd	1,027
84,854		Minerals Technologies, Inc	4,541
14,047	e	Miquel y Costas & Miquel S.A.	245
1,606,959		Mitsubishi Chemical Holdings Corp	11,251
196,688		Mitsubishi Gas Chemical Co, Inc	2,631
87,520		Mitsubishi Materials Corp	2,493
209,777		Mitsui Chemicals, Inc	5,212
33,300		Mitsui Mining & Smelting Co Ltd	800
560,070		MMC Norilsk Nickel PJSC (ADR)	12,613
2,060,000	*	MMG Ltd	721
26,786		MOIL Ltd	59
154,393		Mondi Ltd	3,471
454,580		Mondi plc	10,346
12,981	*,†	Mongolian Metals Corporation	0
2,065		Monsanto India Ltd	66
10,207		Moorim P&P Co Ltd	46
3,747,793		Mosaic Co	93,807
465,266		Mount Gibson Iron Ltd	334
110,603	e	M-real Oyj (B Shares)	595
39,675		Myers Industries, Inc	765
101,163		Mytilineos Holdings S.A.	1,168
17,542	*	Najran Cement Co	39
11,900		Nakayama Steel Works Ltd	52
8,514		Namhae Chemical Corp	80
315,111	*	Nampak Ltd	229
22,000	*	Nan Pao Resins Chemical Co Ltd	110
4,872,071		Nan Ya Plastics Corp	12,337
1,012,275		Nantex Industry Co Ltd	1,175
1,649,567		National Aluminium Co Ltd	1,180
118,649	*	National Industrialization Co	537
18,862		Neenah Paper, Inc	1,274
17,521		Neo Performance Materials, Inc	167
24,800		Neturen Co Ltd	199
755,407	*,e	New Gold, Inc	733
692,967		Newcrest Mining Ltd	15,568
3,507		NewMarket Corp	1,406
3,405,724		Newmont Mining Corp	131,018
17,600		Nihon Nohyaku Co Ltd	68
47,600		Nihon Parkerizing Co Ltd	529
2,211,902		Nine Dragons Paper Holdings Ltd	1,963
59,600	e	Nippon Denko Co Ltd	115
77,400		Nippon Kayaku Co Ltd	933
808,700		Nippon Light Metal Holdings Co Ltd	1,753
132,486	e	Nippon Paint Co Ltd	5,158
108,100		Nippon Paper Industries Co Ltd	1,917
15,300		Nippon Shokubai Co Ltd	1,014
13,400		Nippon Soda Co Ltd	340
858,652		Nippon Steel Corp	14,777
103

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
9,700		Nippon Valqua Industries Ltd	$204
146,083		Nissan Chemical Industries Ltd	6,600
19,400		Nittetsu Mining Co Ltd	841
141,963		Nitto Denko Corp	7,027
54,860		NOF Corp	2,050
73,215		Norbord, Inc	1,815
1,264,473		Norsk Hydro ASA	4,529
187,657	*	Northam Platinum Ltd	786
19,937	*	Northern Region Cement Co	47
763,896		Northern Star Resources Ltd	6,267
260,863		Novagold Resources Inc	1,542
318,290	*	Novagold Resources, Inc	1,874
112,095		Novolipetsk Steel PJSC (GDR)	2,829
150,182		Novozymes AS	7,003
509,152		Nucor Corp	28,054
149,166		Nufarm Ltd	430
281,530		Nutrien Ltd	15,051
966,545	e	Nutrien Ltd (Toronto)	51,702
801,859	e	OceanaGold Corp	2,192
19,598		OCI Co Ltd	1,587
48,845	*	OCI NV	1,341
48,659	*	Odisha Cement Ltd	739
15,575		Oeneo S.A.	182
967,496		OJI Paper Co Ltd	5,604
6,000		Okamoto Industries, Inc	270
4,753,655		Olin Corp	104,153
18,304		Olympic Steel, Inc	250
30,940	e	Omnia Holdings Ltd	77
109,794	*	Omnova Solutions, Inc	684
408,614		Orica Ltd	5,822
1,205,000		Oriental Union Chemical Corp	1,000
174,451	*	Orion Engineered Carbons SA	3,735
508,663	*,e	Orocobre Ltd	1,012
694,788		Orora Ltd	1,583
5,700		Osaka Steel Co Ltd	93
141,779		Osisko Gold Royalties Ltd	1,478
244,685	*,e	Osisko Mining, Inc	617
181,087	e	Outokumpu Oyj	619
168,107		Owens-Illinois, Inc	2,903
345,135		Oxiana Ltd	2,443
1,042,000		Pabrik Kertas Tjiwi Kimia Tbk PT	928
16,350		Pacific Metals Co Ltd	339
7,000		Pack Corp	215
18,550		Packages Ltd	35
176,426		Packaging Corp of America	16,817
117,279		Pact Group Holdings Ltd	230
274,519		Pan American Silver Corp (Toronto)	3,549
499,178		Petkim Petrokimya Holding	350
5,764,416		Petronas Chemicals Group BHD	11,718
145,259		PH Glatfelter Co	2,452
137,942		Phillips Carbon Black Ltd	232
65,737		PhosAgro PJSC (GDR)	862
25,088		PI Industries Ltd	426
104

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
124,917		Pidilite Industries Ltd	$2,198
844,917	*,e	Pilbara Minerals Ltd	324
176,329		Polymetal International plc (ADR)	2,236
549,875		PolyOne Corp	17,261
99,412		Polyus PJSC	4,597
44,044		Poongsan Corp	990
166,185		Portucel Empresa Produtora de Pasta e Papel S.A.	635
76,596		POSCO	16,260
25,181	e	POSCO Refractories & Environment Co Ltd	1,171
714,604	*	PPC Ltd	234
226,286		PPG Industries, Inc	26,410
61,450	*	PQ Group Holdings, Inc	974
268,504	*,e	Premier Gold Mines Ltd	418
1,074,600		Press Metal BHD	1,144
229,467	*	Pretium Resources, Inc	2,294
49,977		Prism Cement Ltd	66
3,727,704		PT Aneka Tambang Tbk	223
4,299,000		PT Barito Pacific Tbk	977
2,429,800		PT Indah Kiat Pulp and Paper Corp Tbk	1,615
2,998,343		PT Indocement Tunggal Prakarsa Tbk	4,238
2,080,998	*	PT Krakatau Steel Tbk	62
8,218,300	*,†	PT Sekawan Intipratama Tbk	0	^
6,948,538		PT Semen Gresik Persero Tbk	5,691
1,435,557		PT Timah Tbk	115
15,580,900		PT Waskita Beton Precast Tbk	441
2,098,977		PTT Global Chemical PCL (Foreign)	4,385
10,217		Qassim Cement Co	126
126,971		Qatar Aluminum Manufacturing Co	347
278,260		Qatar National Cement Co	497
14,679		Quaker Chemical Corp	2,978
264,380	*,†,b,e	Quintis Ltd	2
175,832		Rain Commodities Ltd	255
19,634		Rallis India Ltd	41
17,755	*,e	Ramaco Resources, Inc	94
61,100	e	Rayonier Advanced Materials, Inc	397
106,856		Recticel S.A.	964
796,160		Regis Resources Ltd	2,956
147,093		Reliance Steel & Aluminum Co	13,918
2,012,867		Rengo Co Ltd	16,206
514,832		Resolute Mining Ltd	484
92,174		Rhi Magnesita NV	5,658
525,142		Rio Tinto Ltd	38,454
1,769,701		Rio Tinto plc	109,532
111,000		Rongsheng Petro Chemical Co Ltd	195
49,804	*,e	Royal Bafokeng Platinum Ltd	122
161,058		Royal Gold, Inc	16,507
1,449,502		RPC Group plc	14,588
47,679		RPM International, Inc	2,914
79,482	*	Ryerson Holding Corp	662
11,635		Sa des Ciments Vicat	579
208,887		Sahara International Petrochemical Co	1,154
26,200		Sakai Chemical Industry Co Ltd	621
23,700		Sakata INX Corp	223
226,004		Salzgitter AG.	6,476
105

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
9,117		Samsung Fine Chemicals Co Ltd	$418
431,611		Sandfire Resources NL	2,035
230,256	*	Sandstorm Gold Ltd	1,278
44,508		Sanyo Chemical Industries Ltd	2,351
101,300		Sanyo Special Steel Co Ltd	1,404
1,187,465		Sappi Ltd	4,628
2,554,792	*	Saracen Mineral Holdings Ltd	6,614
155,100		Satipel Industrial S.A.	477
73,777		Saudi Arabian Fertilizer Co	1,668
153,044	*	Saudi Arabian Mining Co	1,982
331,398		Saudi Basic Industries Corp	10,106
34,835		Saudi Cement Co	652
104,559		Saudi Industrial Investment Group	689
293,433	*	Saudi Kayan Petrochemical Co	959
351,150		Scapa Group plc	827
276,988	*	Schmolz + Bickenbach AG.	133
37,980		Schnitzer Steel Industries, Inc (Class A)	994
31,137		Schweitzer-Mauduit International, Inc	1,033
119,500		Scientex BHD	250
79,268		Scotts Miracle-Gro Co (Class A)	7,808
55,142	*,e	Seabridge Gold, Inc	745
54,690		Seah Besteel Corp	873
73,920		Sealed Air Corp	3,162
9,800		Sekisui Plastics Co Ltd	68
427,655	*	SEMAFO, Inc	1,685
60,516		Semapa-Sociedade de Investimento e Gestao	851
47,064		Sensient Technologies Corp	3,458
1,838,471		Sesa Sterlite Ltd	4,645
638,480		Severstal (GDR)	10,758
33,400	*	Shandong Gold Mining Co Ltd	201
1,186,900		Shanghai Chlor-Alkali Chemical Co Ltd	786
11,920		Sharda Cropchem Ltd	54
199,800		Shenzhen Zhongjin Lingnan Nonfemet Co Ltd	137
177,416		Sherwin-Williams Co	81,308
40,900		Shikoku Chemicals Corp	429
7,789	*	Shine Co Ltd	95
507,928		Shin-Etsu Chemical Co Ltd	47,523
145,800		Shin-Etsu Polymer Co Ltd	1,060
3,699,032		Shinkong Synthetic Fibers Corp	1,659
26,000		Shiny Chemical Industrial Co Ltd	69
225,089	e	Showa Denko KK	6,661
11,391		Shree Cement Ltd	3,598
998,825		Siam Cement PCL (Foreign)	15,374
4,373,846	*	Sibanye Gold Ltd	5,151
207,920		Sidi Kerir Petrochemcials Co	140
119,973		SIG Combibloc Group AG.	1,382
22,447		Sika AG.	3,835
297,117		Silgan Holdings, Inc	9,092
582,000	*,e	Silver Grant International	114
3,264,699	*	Silver Lake Resources Ltd	2,891
218,448		Silvercorp Metals, Inc	540
123,215		Sims Group Ltd	942
850,000	e	Sinofert Holdings Ltd	92
106

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
3,646,674		Sinopec Shanghai Petrochemical Co Ltd	$1,452
281,100		Sinopec Shanghai Petrochemical Co Ltd (Class A)	211
17,778,976	*,e	Sirius Minerals plc	3,326
5,428		SK Chemicals Co Ltd	129
3,537		SK Chemicals Co Ltd (New)	176
75,679		SKC Co Ltd	2,602
6,766		SKCKOLONPI, Inc	170
636,254		Smurfit Kappa Group plc	19,280
177,488		Sociedad Quimica y Minera de Chile S.A. (Class B)	5,514
2,713,688		Soda Sanayii AS	2,981
2,488		SODIFF Advanced Materials Co Ltd	319
1,998,259	*,e	SolGold plc	812
46,213		Solvay S.A.	4,799
6,057		Songwon Industrial Co Ltd	117
51,705		Sonoco Products Co	3,378
4,751,246		South32 Ltd	10,651
6,561		South32 Ltd (W/I)	15
255,432		Southern Copper Corp (NY)	9,924
14,768		Southern Province Cement Co	195
37,291		SRF Ltd	1,643
131,875		Ssab Svenskt Stal AB (Series A)	460
583,474		Ssab Svenskt Stal AB (Series B)	1,780
157,926	*	SSR Mining, Inc	2,161
877,241		St Barbara Ltd	1,812
515,130		Steel Dynamics, Inc	15,557
46,917		Stelco Holdings, Inc	545
5,300	e	Stella Chemifa Corp	148
121,302		Stella-Jones, Inc	4,378
33,565		Stepan Co	3,085
4,285		STO AG.	480
535,607		Stora Enso Oyj (R Shares)	6,303
20,100		Sumitomo Bakelite Co Ltd	720
1,988,022		Sumitomo Chemical Co Ltd	9,257
194,761		Sumitomo Metal Mining Co Ltd	5,838
20,700		Sumitomo Osaka Cement Co Ltd	824
4,700		Sumitomo Seika Chemicals Co Ltd	144
61,412	e	Sumitomo Titanium Corp	998
129,770	*	Summit Materials, Inc	2,498
356,278	*	SunCoke Energy, Inc	3,164
67,243		Supreme Industries Ltd	1,116
702,263		Suzano Papel e Celulose S.A.	6,008
493,366		Svenska Cellulosa AB (B Shares)	4,292
21,243		Symrise AG.	2,046
9,289		Synalloy Corp	145
172,850	*,e	Syrah Resources Ltd	107
15,300	e	T Hasegawa Co Ltd	274
2,670,459		TA Chen Stainless Pipe	3,906
174		Taekwang Industrial Co Ltd	199
114,365		Taiheiyo Cement Corp	3,472
13,381,200		Taiwan Cement Corp	19,836
386,000		Taiwan Fertilizer Co Ltd	594
111,725		Taiwan Hon Chuan Enterprise Co Ltd	199
3,551,329		Taiwan Styrene Monomer	2,809
10,100		Taiyo Ink Manufacturing Co Ltd	305
107

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
140,933		Taiyo Nippon Sanso Corp	$3,001
16,900		Takasago International Corp	462
113,300		Takiron Co Ltd	709
3,900	*	Tanaka Chemical Corp	30
27,409		Tata Chemicals Ltd	249
274,004		Tata Steel Ltd	2,002
8,500	e	Tayca Corp	195
4,409		Technosemichem Co Ltd	181
736,949		Teck Cominco Ltd	17,006
432,747		Teijin Ltd	7,393
8,100		Tenma Corp	137
15,036	*	Tessenderlo Chemie NV	502
1,002,031		ThyssenKrupp AG.	14,630
1,406,000	e	Tiangong International Co Ltd	444
39,200		Tianqi Lithium Corp	145
30,833	e	Tikkurila Oyj	519
64,471		Time Technoplast Ltd	88
53,838	*,e	TimkenSteel Corp	438
288,600		Tipco Asphalt PCL	195
35,218		Titan Cement Co S.A.	687
49,640	*,e	TMAC Resources, Inc	235
59,200		Toagosei Co Ltd	624
62,800	e	Toho Titanium Co Ltd	640
7,100		Toho Zinc Co Ltd	165
114,700	e	Tokai Carbon Co Ltd	1,204
4,700		Tokushu Tokai Holdings Co Ltd	165
43,000		Tokuyama Corp	1,166
18,800	e	Tokyo Ohka Kogyo Co Ltd	589
1,081,600		Tokyo Steel Manufacturing Co Ltd	8,190
341,750		Ton Yi Industrial Corp	141
62,493	b	Tong Yang Major Corp	97
455,500		Tongling Nonferrous Metals Group Co Ltd	163
12,813		Tongyang Cement & Energy Corp	42
70,700		Topy Industries Ltd	1,662
573,135		Toray Industries, Inc	4,354
109,011	*	Torex Gold Resources, Inc	1,120
325,572		Tosoh Corp	4,592
19,600	e	Toyo Ink Manufacturing Co Ltd	424
164,652		Toyo Seikan Kaisha Ltd	3,274
46,067		Toyobo Co Ltd	552
3,254,400		TPI Polene PCL	212
51,300		Transfar Zhilian Co Ltd	56
27,621	*	Trecora Resources	264
25,965		Tredegar Corp	432
836,602	*,e	Trevali Mining Corp	179
204,350		Trinseo S.A.	8,652
4,875,193		Tronox Holdings plc	62,305
173,000	g	Tsaker Chemical Group Ltd	75
335,000		TSRC Corp	299
63,929	e	Tubacex S.A.	201
386,000		Tung Ho Steel Enterprise Corp	290
1,057,607	*	Turquoise Hill Resources Ltd	1,316
311,900		UBE Industries Ltd	6,489
108

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
11,803	*	UFP Technologies, Inc	$491
101,126	*	Ultra Tech Cement Ltd	6,672
30,148	e	Umicore S.A.	968
23,950		Uniao de Industrias Petroquimicas S.A.	222
2,130		Unid Co Ltd	93
316,244	*	United Phosphorus Ltd	4,295
2,961		United States Lime & Minerals, Inc	237
290,520	e	United States Steel Corp	4,448
236,676		Universal Cement Corp	152
2,676,462		UPC Technology Corp	984
768,106		UPM-Kymmene Oyj	20,437
17,659	*,e	US Concrete, Inc	877
452,655		USI Corp	172
2,676,843		Vale S.A.	36,124
33,934		Valhi, Inc	101
570,431		Valvoline, Inc	11,141
39,496	*	Verso Corp	752
120		Vetropack Holding AG.	255
49,521		Victrex plc	1,361
5,537		Vinati Organics Ltd	171
1,071,200		Vinythai PCL (Foreign)	838
260,273		Voestalpine AG.	8,046
226,901		Vulcan Materials Co	31,156
31,224	e	Wagners Holding Co Ltd	40
473,864		Warrior Met Coal, Inc	12,377
166,906		Welspun-Gujarat Stahl Ltd	340
11,106,000		West China Cement Ltd	1,707
83,879		West Fraser Timber Co Ltd	3,824
143,373		Western Areas NL	198
512,320		Western Forest Products, Inc	626
177,124	*	Westgold Resources Ltd	233
18,504		Westlake Chemical Corp	1,285
794,860		WestRock Co	28,989
421,759		Wheaton Precious Metals Corp	10,200
3,524,544		Wienerberger AG.	86,968
42,671		Winpak Ltd	1,408
3,370		Wonik Materials Co Ltd	59
42,204	*	Worthington Industries, Inc	1,699
931,526		WR Grace and Co	70,898
17,500	e	W-Scope Corp	237
22,774	*	Yamama Cement Co	105
1,243,812	e	Yamana Gold, Inc	3,153
179,500		Yamato Kogyo Co Ltd	5,251
18,016		Yanbu Cement Co	147
105,296		Yanbu National Petrochemical Co	1,772
420,972		Yara International ASA	20,451
862,100		Yeun Chyang Industrial Co Ltd	748
503,157		Yieh Phui Enterprise	149
26,100		Yodogawa Steel Works Ltd	508
4,463		Youlchon Chemical Co Ltd	53
198		Young Poong Corp	123
231,000	*	Youyuan International Holdings Ltd	68
506,285		Yuen Foong Yu Paper Manufacturing Co Ltd	194
470,186		Yule Catto & Co plc	2,230
109

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
20,219		Zaklady Azotowe w Tarnowie-Moscicach S.A.	$227
82,112		Zeon Corp	916
1,250,000		Zhaojin Mining Industry Co Ltd	1,403
21,437		Zhejiang Huayou Cobalt Co Ltd	67
121,800		Zhejiang Longsheng Group Co Ltd	280
48,000		Zhongjin Gold Corp Ltd	72
14,304		Zignago Vetro S.p.A.	173
5,274,731	*	Zijin Mining Group Co Ltd	2,144
571,200	*	Zijin Mining Group Co Ltd (Class A)	315
		TOTAL MATERIALS	5,480,379

MEDIA & ENTERTAINMENT - 6.3%
78,600	*	58.COM, Inc (ADR)	4,887
2,547,701		Activision Blizzard, Inc	120,251
9,513		Addcn Technology Co Ltd	85
130,972	*	Adevinta ASA	1,443
3,736		AfreecaTV Co Ltd	199
125,978	*	Aimia, Inc	367
34,700		Akatsuki, Inc	1,878
11,687,467	*	Alibaba Pictures Group Ltd	2,513
679,585	*	Alphabet, Inc (Class A)	735,855
933,185	*	Alphabet, Inc (Class C)	1,008,689
1,059,874	*,e	Altice NV (Class A)	3,796
264	*	Altice NV (Class B)	1
150,987	*	Altice USA, Inc	3,676
61,021	e	AMC Entertainment Holdings, Inc	569
130,239	*	AMC Networks, Inc	7,097
7,700		Amuse, Inc	178
51,988	e	Antena 3 de Television S.A.	255
1,487		APG SGA S.A.	421
79,128	*	Arnoldo Mondadori Editore S.p.A.	142
950,086	g	Ascential plc	4,298
7,100	e	Ateam, Inc	75
2,303,897	g	Auto Trader Group plc	16,046
208,633	*,e	Autohome, Inc (ADR)	17,863
19,159		Avex Group Holdings, Inc	243
37,069		Axel Springer AG.	2,611
334,772	*	Baidu, Inc (ADR)	39,289
572,900	*	BEC World PCL (Foreign)	164
3,500	*	Bengo4.com, Inc	172
13,600	*,e	Bitauto Holdings Ltd (ADR)	142
1,431,140		Borussia Dortmund GmbH & Co KGaA	13,466
11,330	*,e	Boston Omaha Corp	262
2,174		Cable One, Inc	2,546
396,746		Cairo Communication S.p.A.	1,192
50,772		Capcom Co Ltd	1,022
15,249	*,e	Cardlytics, Inc	396
27,259	*	Care.com, Inc	299
299,353	*	Cargurus, Inc	10,810
75,845	*,e	Cars.com, Inc	1,496
133,384		carsales.com Ltd	1,269
21,724	*,e	Catena Media plc	147
74,020	*	cbdMD Inc	437
110

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
1,760,541		CBS Corp (Class B)	$87,851
46,793		CD Projekt Red S.A.	2,708
34,974	*	Central European Media Enterprises Ltd (Class A)	150
267,910	*	Central European Media Enterprises Ltd (Class A) (NASDAQ)	1,168
29,900	e	Changyou.com Ltd (ADR)	287
305,567	*	Charter Communications, Inc	120,754
128,328		Cheil Communications, Inc	3,267
161,865	*,†	Chennai Super Kings Cricket Ltd	33
11,300		China Film Co Ltd	26
226,200	*,e,g	China Literature Ltd	1,065
6,000		China South Publishing & Media Group Co Ltd	11
200,944		Cinemark Holdings, Inc	7,254
102,148	e	Cineplex Galaxy Income Fund	1,793
1,941,179		Cineworld Group plc	6,245
33,400	*	CITIC Guoan Information Industry Co Ltd	20
6,810		CJ CGV Co Ltd	222
103,670		CJ Hellovision Co Ltd	621
544,544	*	Clear Channel	2,570
41,778		Cogeco Communications, Inc	3,005
7,733		Cogeco, Inc	493
29,400	e	COLOPL, Inc	178
10,296		Com2uSCorp	907
14,134,498		Comcast Corp (Class A)	597,607
50,434	*	comScore, Inc	260
26,600	*	COOKPAD, Inc	76
279,161		Corus Entertainment, Inc	1,309
153,002		CTS Eventim AG.	7,114
14,463		Cumulus Media Inc	268
728,430		CyberAgent, Inc	26,545
190,722	*	Cyfrowy Polsat S.A.	1,521
23,200		Daiichikosho Co Ltd	1,082
1,515	*,e	Daily Journal Corp	361
525,676		Daily Mail & General Trust plc	5,214
97,100		Dena Co Ltd	1,862
72,073		Dentsu, Inc	2,521
52,338	*	DHI Group, Inc	187
27,920,000	*	Digital Domain Holdings Ltd	407
17,900	e	Dip Corp	301
48,074	*,e	Discovery, Inc (Class A)	1,476
72,456	*	Discovery, Inc (Class C)	2,061
859,517	*	DISH Network Corp (Class A)	33,014
135,913	e	Domain Holdings Australia Ltd	304
881,528	*	Electronic Arts, Inc	89,263
117,523		Emerald Expositions Events, Inc	1,310
429,587	e	Entercom Communications Corp (Class A)	2,492
3,196,843		Entertainment One Ltd	16,147
428,743		Entravision Communications Corp (Class A)	1,338
89,031	*,e	Eros International plc	120
117,558		Euromoney Institutional Investor plc	1,944
736,011		Eutelsat Communications	13,746
41,051	*	Eventbrite Inc	665
8,726		EverQuote Inc	113
200,396		EW Scripps Co (Class A)	3,064
111

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
26,000		F@N Communications, Inc	$136
6,972,184	*	Facebook, Inc	1,345,631
98,200	*,e	Fang Holdings Ltd (ADR)	61
391,000	*	FingerTango, Inc	64
97,436	*	Fluent, Inc	524
906,110		Fox Corp (Class A)	33,200
273,260		Fox Corp (Class B)	9,982
29,922	*,e	Frontier Developments plc	382
1,914,347	*,e,g	Funding Circle Holdings plc	4,382
289,668		Future plc	3,565
2,600	*	Gakken Co Ltd	123
2,201	*	Gamevil, Inc	76
108,609		Gannett Co, Inc	886
172,204	*	GCI Liberty, Inc	10,584
18,300		Giant Network Group Co Ltd	48
132,130	*	Glu Mobile, Inc	949
11,200		Gourmet Navigator, Inc	69
275,839	*	Gray Television, Inc	4,521
70,400	e	Gree, Inc	328
2,386,927	e	Grupo Televisa S.A.	4,035
866,600	e	Grupo Televisa SAB (ADR)	7,314
129,400	*,e	GungHo Online Entertainment Inc	3,593
406,259		Hakuhodo DY Holdings, Inc	6,862
25,773	*	Hemisphere Media Group, Inc	333
138,054	e	HT&E Ltd	171
610,000	*	Huanxi Media Group Ltd	119
51,900	*,e	HUYA, Inc (ADR)	1,282
22,443		Hyundai Hy Communications & Network Co	80
115,807	*	IAA, Inc	4,491
512,506	*	IAC/InterActiveCorp	111,485
251,587	*	IBN18 Broadcast Ltd	88
4,469	*	I-Cable Communications Ltd	0	^
3,700,000		IGG, Inc	4,138
54,700	g	IMAX China Holding, Inc	134
54,729	*	Imax Corp	1,105
77,043		Info Edge India Ltd	2,511
1,138,415		Informa plc	12,073
12,304		Innocean Worldwide, Inc	760
25,137	*	Inox Leisure Ltd	119
38,000		International Games System Co Ltd	367
1,347,130		Interpublic Group of Cos, Inc	30,432
63,035	e	IPSOS	1,662
120,600	*,e	IQIYI, Inc (ADR)	2,490
605,659		ITE Group plc	551
4,600	*,e	Itokuro, Inc	59
5,575,675		ITV plc	7,647
109,043		Jagran Prakashan Ltd	171
121,158		JC Decaux S.A.	3,669
24,815	*	Jcontentree Corp	103
15,705		John Wiley & Sons, Inc (Class A)	720
16,614	*	Just Dial Ltd	183
230,089	*,e	Juventus Football Club S.p.A.	387
11,433		JYP Entertainment Corp	237
112

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
28,432		Kadokawa Dwango Corp	$386
420,300		Kakaku.com, Inc	8,129
63,936		Kakao Corp	7,288
93,200		Kamakura Shinsho Ltd	1,221
8,804		Kinepolis Group NV	481
15,300	*,e	KLab, Inc	131
66,251		Konami Corp	3,116
11,442		KT Skylife Co Ltd	105
304,410	e	Lagardere S.C.A.	7,931
54,780	*	Lee Enterprises, Inc	123
2,895,000	*	Leyou Technologies Holdings Ltd	868
13,296	*	Liberty Braves Group (Class A)	370
108,791	*	Liberty Braves Group (Class C)	3,043
47,658	*	Liberty Broadband Corp (Class A)	4,901
176,159	*	Liberty Broadband Corp (Class C)	18,359
194,001	*	Liberty Global plc (Class A)	5,236
1,913	*	Liberty Global plc (Class C)	51
474,165	*	Liberty Latin America Ltd (Class A)	8,170
243,813	*	Liberty Latin America Ltd (Class C)	4,191
42,103	*	Liberty Media Group (Class A)	1,510
463,372	*	Liberty Media Group (Class C)	17,335
155,530	*	Liberty SiriusXM Group (Class A)	5,881
341,525	*	Liberty SiriusXM Group (Class C)	12,971
375,776	*	Liberty TripAdvisor Holdings, Inc	4,660
15,992	*,e	LINE Corp	450
176,672		Lions Gate Entertainment Corp (Class A)	2,164
380,363		Lions Gate Entertainment Corp (Class B)	4,416
263,252	*	Live Nation, Inc	17,440
40,326	*,e	LiveXLive Media, Inc	167
13,496	*	Loral Space & Communications, Inc	466
72,616		M6-Metropole Television	1,374
24,000		Macromill, Inc	289
33,742	*	Madison Square Garden Co	9,446
21,200	*	Mail.Ru Group Ltd	541
1,494,200		Major Cineplex Group PCL (Foreign)	1,425
35,664	*	Marchex, Inc (Class B)	168
63,415		Marcus Corp	2,090
83,000		Marvelous, Inc	632
96,911	e	Match Group, Inc	6,519
68,020	*	MDC Partners, Inc	171
957,219		Mediaset Espana Comunicacion SA	6,968
197,681	*,e	Mediaset S.p.A.	646
89,824	*	Meet Group, Inc	313
795,000	e	Mega Expo Holdings Ltd	210
375,200		Megacable Holdings SAB de C.V.	1,594
44,894	e	Meredith Corp	2,472
26,800		Mixi Inc	538
215,000	*,g	Mobvista, Inc	94
44,540		Modern Times Group AB (B Shares)	499
160,100		Momo, Inc (ADR)	5,732
211,470	*,e	MSG Networks, Inc	4,386
11,600		MTI Ltd	82
529,525	*	MultiChoice Group Ltd	5,037
1,863		Nasmedia Co Ltd	63
113

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
69,613		National CineMedia, Inc	$457
103,014		Naver Corp	10,181
21,630		NCsoft	8,948
129,500		NetDragon Websoft, Inc	320
122,900		Netease.com (ADR)	31,434
1,074,811	*,e	NetFlix, Inc	394,800
20,597	*,e,g	Netmarble Corp	2,017
157,892		New Media Investment Group, Inc	1,490
32,272		New York Times Co (Class A)	1,053
158,272		News Corp (Class A)	2,135
57,341		News Corp (Class B)	800
365,211	*	Nexon Co Ltd	5,336
33,048		Nexstar Broadcasting Group, Inc (Class A)	3,338
32,400		Next Co Ltd	151
4,510	*	NHN Entertainment Corp	302
932,697		Nine Entertainment Co Holdings Ltd	1,232
401,494		Nintendo Co Ltd	147,308
123,837		Nordic Entertainment Group AB	2,907
161,586		Omnicom Group, Inc	13,242
123,720		oOh!media Ltd	339
8,900	*	OPT, Inc	139
43,580	e	Paradox Interactive AB	726
5,313	*	Pearl Abyss Corp	978
573,965	e	Pearson plc	5,972
3,900		Perfect World Co Ltd	15
748,000		Phoenix Media Investment Holdings Ltd	68
810,600		Plan B Media PCL	206
65,900		Poly Culture Group Corp Ltd	67
91,950	*	PR Times, Inc	2,385
601,973	*,e	Promotora de Informaciones S.A.	986
267,773		ProSiebenSat. Media AG.	4,195
167,400	e	Proto Corp	1,576
3,438,600		PT Global MediaCom Tbk	91
2,255,900		PT Media Nusantara Citra Tbk	166
1,189,570		PT Multimedia Servicos de Telecomunicacoes e Multimedia SGPS S.A.	7,821
14,750,436		PT Surya Citra Media Tbk	1,682
86,923		Publicis Groupe S.A.	4,588
38,401		PVR Ltd	932
550,337		Quebecor, Inc	13,108
50,243	*	QuinStreet, Inc	796
25,100	*,e	Qutoutiao, Inc (ADR)	99
90,055	g	RAI Way S.p.A	539
184	e	RCS MediaGroup S.p.A.	0	^
47,720		REA Group Ltd	3,224
20,078	*	Reading International, Inc	261
1,559,377		Rightmove plc	10,608
20,503	*	Rosetta Stone, Inc	469
26,447	g	Rovio Entertainment Oyj	215
8,200	*	RPA Holdings, Inc	184
184,800		RS PCL	104
16,627		RTL Group	851
5,093		Saga Communications, Inc	159
114

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
156,775		Sanoma-WSOY Oyj	$1,513
75,418	*	Saudi Research & Marketing Group	1,889
82,076		Schibsted ASA (B Shares)	2,140
29,544		Scholastic Corp	982
177,950	g	Scout24 AG.	9,454
280,026		SES Global S.A.	4,378
63,370		Shanghai Oriental Pearl Group Co Ltd	97
437,539		Shaw Communications, Inc (B Shares)	8,927
5,300	e	Shochiku Co Ltd	600
79,745	*	Sina Corp	3,439
50,590		Sinclair Broadcast Group, Inc (Class A)	2,713
1,459,964	e	Singapore Press Holdings Ltd	2,633
4,318,991	e	Sirius XM Holdings, Inc	24,100
198,698		Sky Network Television Ltd	158
96,900		Sky Perfect Jsat Corp	378
8,559	*	SM Entertainment Co	309
617,600	*,†,e	SMI Holdings Group Ltd	139
28,800		Smiles Fidelidade S.A.	315
24,358		Societe Television Francaise 1	256
35,540		Soft-World International Corp	84
14,300	*	Sohu.com Ltd (ADR)	200
933,747	*,e	Solocal Group	961
527,450		Southern Cross Media Group	464
25,043	*	Spotify Technology S.A.	3,661
62,427		Square Enix Co Ltd	2,006
8,805	*,e	Stillfront Group AB	228
13,981	*,e	Storytel AB	163
16,145		Stroer Out-of-Home Media AG.	1,213
2,264,500		T4F Entretenimento S.A.	3,108
671,979	*	Take-Two Interactive Software, Inc	76,290
1,607		Tamedia AG.	175
66,904	*	TechTarget, Inc	1,422
24,700		Tecmo Koei Holdings Co Ltd	461
245,810		TEGNA, Inc	3,724
1,977		Telenet Group Holding NV	110
190,443		Television Broadcasts Ltd	318
9,895,891		Tencent Holdings Ltd	447,684
88,200	*,e	Tencent Music Entertainment (ADR)	1,322
1,867,968	*,e	Thomson	1,730
71,036	*,e	THQ Nordic AB	1,846
287,000	g	Tian GE Interactive Holdings Ltd	69
5,300		Toei Animation Co Ltd	246
38,088		Toei Co Ltd	5,307
90,155		Toho Co Ltd	3,841
366,100		Tokyo Broadcasting System, Inc	6,264
7,037	*	Travelzoo, Inc	109
135,138		Tribune Co	6,246
62,299		Tribune Publishing Co	496
225,537	*	TripAdvisor, Inc	10,440
117,320	*	TrueCar, Inc	641
151,600		TV Asahi Corp	2,450
837,100	e	TV Azteca S.A. de C.V.	73
2,672,910	*	Twitter, Inc	93,285
88,904	*	Ubisoft Entertainment	6,953
115

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
45,000	*,e	UUUM, Inc	$1,732
9,600		ValueCommerce Co Ltd	221
13,400	*	Vector, Inc	128
33,137	e	Viacom, Inc (Class A)	1,130
2,154,591		Viacom, Inc (Class B)	64,358
367,921	*	Village Roadshow Ltd	728
958,669		Vivendi Universal S.A.	26,308
5,714,088		Walt Disney Co	797,915
49,170	*	Webzen, Inc	729
137,656	*,e	Weibo Corp (ADR)	5,995
4,527		WeMade Entertainment Co Ltd	130
588,651	*	West Australian Newspapers Holdings Ltd	192
28,846	*	WideOpenWest, Inc	209
43,400	*	Wise Talent Information Technology Co Ltd	115
123,600		Workpoint Entertainment PCL	100
228,107	e	World Wrestling Entertainment, Inc (Class A)	16,472
3,600		Wowow, Inc	89
286,988		WPP AUNZ Ltd	97
2,335,032		WPP plc	29,413
8,800		Wuhu Shunrong Sanqi Interactive Entertainment Network Technology Co Ltd	17
3,381		XING AG.	1,444
598,632		Yahoo! Japan Corp	1,761
333,364	*	Yandex NV	12,668
84,667	*	Yelp, Inc	2,894
4,460		YG Entertainment, Inc	112
39,700	*	YY, Inc (ADR)	2,767
272,128		Zee Entertainment Enterprises Ltd	107
548,180		ZEE Telefilms Ltd	2,693
19,750		Zenrin Co Ltd	350
67,300		ZIGExN Co Ltd	495
112,242	*	Zillow Group, Inc (Class A)	5,136
228,250	*,e	Zillow Group, Inc (Class C)	10,588
2,850,892	*	Zynga, Inc	17,476
		TOTAL MEDIA & ENTERTAINMENT	7,322,177

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 7.3%
1,417,000	g	3SBio, Inc	2,431
2,927,339	n	AbbVie, Inc	212,876
330,312		Abcam plc	6,183
84,860	*,e	Abeona Therapeutics, Inc	406
11,416	*	ABLBio, Inc	239
650,611	*,e	Acadia Pharmaceuticals, Inc	17,391
27,755	*,e	Accelerate Diagnostics, Inc	635
49,943	*	Acceleron Pharma, Inc	2,052
80,527	*	AcelRx Pharmaceuticals, Inc	204
5,254	*	Acer Therapeutics Inc	20
363,245	*	Achillion Pharmaceuticals, Inc	973
48,208	*	Aclaris Therapeutics, Inc	106
88,664	*	Acorda Therapeutics, Inc	680
28,901	*,e	Adamas Pharmaceuticals, Inc	179
153,031		Adcock Ingram Holdings Ltd	650
116

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
26,291	*,e	ADMA Biologics, Inc	$102
60,465	*,e	Adverum Biotechnologies, Inc	719
97,428	*,e	Aeglea BioTherapeutics, Inc	667
84,502	*,e	Aerie Pharmaceuticals, Inc	2,497
187,968	*	Affimed NV	539
113,642	*,e	Agenus, Inc	341
12,642	*,e	AgeX Therapeutics, Inc	46
553,792		Agilent Technologies, Inc	41,352
90,611	*,e	Agios Pharmaceuticals, Inc	4,520
52,101	*,e	Aimmune Therapeutics, Inc	1,085
45,503		Ajanta Pharma Ltd	630
16,658	*,e	Akcea Therapeutics, Inc	391
333,870	*,e	Akebia Therapeutics, Inc	1,616
138,166	*	Akorn, Inc	712
11,576	*	Albireo Pharma, Inc	373
82,883	*,e	Alder Biopharmaceuticals, Inc	976
30,052	*	Aldeyra Therapeutics, Inc	180
10,398	*,e	Alector, Inc	198
71,082		Alembic Pharmaceuticals Ltd	524
908,101	*	Alexion Pharmaceuticals, Inc	118,943
3,676	*	ALK-Abello AS	858
42,815	*	Alkermes plc	965
20,050	*,e	Allakos, Inc	869
988,216		Allergan plc	165,457
485,851		Alliance Pharma plc	420
213,575	*,e	Allogene Therapeutics, Inc	5,734
183,066	*	Alnylam Pharmaceuticals, Inc	13,283
3,821	*	Alteogen, Inc	109
148,367	*,e	AMAG Pharmaceuticals, Inc	1,482
1,508,062		Amgen, Inc	277,906
6,242	*	Amicogen, Inc	132
1,135,557	*,e	Amicus Therapeutics, Inc	14,172
92,338	*	Amneal Pharmaceuticals, Inc	662
39,119	*	Amphastar Pharmaceuticals, Inc	826
27,628	*	AnaptysBio, Inc	1,559
44,142	*	Anavex Life Sciences Corp	149
62,400	*	AnGes MG, Inc	417
42,673	*	ANI Pharmaceuticals, Inc	3,508
15,259	*	Anika Therapeutics, Inc	620
2,174	*	Anterogen Co Ltd	84
52,055	*	Apellis Pharmaceuticals, Inc	1,319
311,765	*,e	Aphria, Inc	2,193
204,364	*	Aratana Therapeutics, Inc	1,055
41,682	*,e	Arcus Biosciences, Inc	331
133,653	*	Ardelyx, Inc	360
169,314	*	Arena Pharmaceuticals, Inc	9,927
29,933	*	Argenx SE	4,230
655,596	*,e	Arqule, Inc	7,218
813,292	*	Array Biopharma, Inc	37,680
105,741	*,e	Arrowhead Research Corp	2,802
50,662	*,e	Arvinas, Inc	1,114
116,000	*,g	Ascletis Pharma, Inc	90
59,900		ASKA Pharmaceutical Co Ltd	700
305,279		Aspen Pharmacare Holdings Ltd	2,179
117

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
27,705	*	Assembly Biosciences, Inc	$374
175,856	*	Assertio Therapeutics, Inc	607
2,723,016		Astellas Pharma, Inc	38,805
2,640	*	AstraZeneca Pharma India Ltd	81
2,493,984		AstraZeneca plc	203,887
297,037		AstraZeneca plc (ADR)	12,262
47,625	*	Atara Biotherapeutics, Inc	958
11,200	*	ATGen Co Ltd	128
151,299	*,e	Athenex, Inc	2,996
298,748	*,e	Athersys, Inc	502
96,683	*	Audentes Therapeutics, Inc	3,660
72,742	*,e	Aurinia Pharmaceuticals, Inc	480
505,628		Aurobindo Pharma Ltd	4,456
697,947	*,e	Aurora Cannabis, Inc	5,468
4,125,805	*,e	Avantor, Inc	78,762
64,954	*	Avid Bioservices, Inc	364
28,667	*	Avrobio, Inc	466
27,409	*	Axsome Therapeutics, Inc	706
3,029		Bachem Holding AG.	401
17,336	*,e	Basilea Pharmaceutica	641
533,860	*	Bausch Health Cos, Inc	13,469
17,887	*,e	Bavarian Nordic AS	443
917,652		Bayer AG.	63,649
37,645	*	BeiGene Ltd (ADR)	4,666
158,000	e	Beijing Tong Ren Tang Chinese Medicine Co Ltd	283
53,800		Beijing Tongrentang Co Ltd	227
10,983		Beyondspring Inc	260
12,552	*	Binex Co Ltd	109
279,142	*	BioCryst Pharmaceuticals, Inc	1,058
272,870	*	BioDelivery Sciences International, Inc	1,269
43,826		Biogaia AB (B Shares)	2,030
458,065	*	Biogen Idec, Inc	107,128
346,939	*	Biohaven Pharmaceutical Holding Co Ltd	15,192
665,699	*	BioMarin Pharmaceutical, Inc	57,017
26,726	*	Bio-Rad Laboratories, Inc (Class A)	8,354
14,430	*	Biospecifics Technologies Corp	862
66,253		Biotage AB	778
34,829		Bio-Techne Corp	7,261
676,248	*,e	BioTime, Inc	744
135,111	*	Biovitrum AB	2,607
6,237	*	Bioxcel Therapeutics Inc	68
170,561	*,e	Bluebird Bio, Inc	21,695
69,277	*	Blueprint Medicines Corp	6,535
5,494		Boiron S.A.	233
271,736		Boryung Pharmaceutical Co Ltd	2,733
3,110,373		Bristol-Myers Squibb Co	141,055
330,485		Bruker BioSciences Corp	16,508
200,569	*	BTG plc	2,128
19,715		Bukwang Pharmaceutical Co Ltd	299
70,721	*	Calithera Biosciences, Inc	276
7,590	*,e	Calyxt, Inc	95
39,029	*	Cambrex Corp	1,827
39,224	*,e	Camurus AB	313
118

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
164,435	*,e	CannTrust Holdings, Inc	$824
324,101	*,e	Canopy Growth Corp (Toronto)	13,085
7,761		Caplin Point Laboratories Ltd	51
38,734	*,e	Cara Therapeutics, Inc	833
265,135	*	CareDx, Inc	9,542
2,389	†	Caregen Co Ltd	79
63,764	*,e	CASI Pharmaceuticals, Inc	204
151,439	*	Catalent, Inc	8,210
122,885	*,e	Catalyst Pharmaceuticals, Inc	472
5,923	*	Celcuity, Inc	148
1,549,224	*	Celgene Corp	143,210
18,660	*,e	Cellectis S.A.	288
14,716	*,e	Cellular Biomedicine Group, Inc	243
39,834	*	CEL-SCI Corp	334
1,665,508		Center Laboratories, Inc	4,163
22,074		Cerecor Inc	120
55,130	*	Charles River Laboratories International, Inc	7,823
23,830		Checkpoint Therapeutics Inc	72
77,005	*	ChemoCentryx, Inc	716
49,601	*	Chiasma, Inc	370
108,540	*	Chimerix, Inc	469
10,235,300	*,†,e	China Animal Healthcare Ltd	13
348,000	e	China Grand Pharmaceutical and Healthcare Holdings Ltd	202
1,198,900		China Medical System Holdings Ltd	1,101
1,521,000	g	China Resources Pharmaceutical Group Ltd	1,713
15,200	*	China Resources Sanjiu Medical & Pharmaceutical Co Ltd	65
538,000		China Shineway Pharmaceutical Group Ltd	488
11,960		Chong Kun Dang Pharmaceutical Corp	957
128,700		Chongqing Zhifei Biological Products Co Ltd	809
5,068		Choongwae Pharma Corp	138
47,916	*,e	ChromaDex Corp	223
220,612		Chugai Pharmaceutical Co Ltd	14,448
322,379	*	Cipla Ltd	2,585
123,168		Clinigen Group plc	1,578
22,235	e	Clinuvel Pharmaceuticals Ltd	528
201,772	*,e	Clovis Oncology, Inc	3,000
42,427	*	CMG Pharmaceutical Co Ltd	119
49,800		CMIC Co Ltd	947
59,450	*	Codexis, Inc	1,096
227,862	*,e	Coherus Biosciences, Inc	5,036
65,651	*,e	Collegium Pharmaceutical, Inc	863
109,314	*	Concert Pharmaceuticals, Inc	1,312
17,164	*,e	Constellation Pharmaceuticals, Inc	211
2,053,000		Consun Pharmaceutical Group Ltd	1,405
65,873	*,e	Corbus Pharmaceuticals Holdings, Inc	456
249,853	*,e	Corcept Therapeutics, Inc	2,786
33,424	*,e	Corium International, Inc	6
129,307		CorMedix Inc	1,160
15,378		Cortexyme Inc	654
4,045	*,e	COSMO Pharmaceuticals NV	383
12,859	*,e	Crinetics Pharmaceuticals, Inc	321
343,906	*,e	Cronos Group, Inc	5,518
119

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
15,855	*	CrystalGenomics, Inc	$204
659,473		CSL Ltd	99,860
4,079,961		CSPC Pharmaceutical Group Ltd	6,580
18,496	*,e	Cue Biopharma, Inc	166
58,512	*	Cyclerion Therapeutics, Inc	670
152,442	*	Cymabay Therapeutics, Inc	1,091
56,795	*	Cytokinetics, Inc	639
233,453	*	CytomX Therapeutics, Inc	2,619
6,728		Dae Hwa Pharmaceutical Co Ltd	93
57,707		Daewon Pharmaceutical Co Ltd	791
139,270		Daewoong Co Ltd	2,061
2,080		Daewoong Pharmaceutical Co Ltd	270
1,984,753		Daiichi Sankyo Co Ltd	104,091
1,542,000		Dawnrays Pharmaceutical Holdings Ltd	286
15,289	*,e	DBV Technologies S.A.	256
261,302		Dechra Pharmaceuticals plc	9,120
17,268	*,e	Deciphera Pharmaceuticals, Inc	389
52,535	*,e	Denali Therapeutics, Inc	1,091
56,439	*,e	Dermira, Inc	540
106,835	*	Dicerna Pharmaceuticals, Inc	1,683
164,441	*	Dishman Carbogen Amcis India Ltd	536
149,069		Divi S Laboratories Ltd	3,450
1,480		Dong-A Pharmaceutical Co Ltd	125
2,212		Dong-A ST Co Ltd	194
10,500		Dong-E-E-Jiao Co Ltd	61
24,082		DongKook Pharmaceutical Co Ltd	1,219
7,986	*	Dongsung Pharmaceutical Co Ltd	143
10,682	*,e	Dova Pharmaceuticals, Inc	151
189,383		Dr Reddy’s Laboratories Ltd	7,016
72,637	*,e	Dynavax Technologies Corp	290
10,280	*	Eagle Pharmaceuticals, Inc	572
55,768	*	Editas Medicine, Inc	1,380
13,699	*,e	Eidos Therapeutics, Inc	426
61,443	*	Eiger BioPharmaceuticals, Inc	651
221,682		Eisai Co Ltd	12,564
503,278	*	Elanco Animal Health, Inc	17,011
2,055,019		Eli Lilly & Co	227,676
27,806	*,e	Eloxx Pharmaceuticals, Inc	277
49,831	*	Emergent Biosolutions, Inc	2,407
37,520	*	Enanta Pharmaceuticals, Inc	3,166
492,268	*	Endo International plc	2,028
2,864	*	Enzychem Lifesciences Corp	148
138,094	*	Epizyme, Inc	1,733
17,500		EPS Co Ltd	272
41,566	*,g	Eris Lifesciences Ltd	307
83,028	*,e	Esperion Thereapeutics, Inc	3,862
152,000		Essex Bio-technology Ltd	133
9,364	e	Eurofins Scientific	4,132
1,467	*	Eutilex Co Ltd	88
17,714	*,e	Evelo Biosciences, Inc	159
14,618		Evofem Biosciences Inc	97
11,969	*,e	Evolus, Inc	175
179,365	*	Evotec AG.	5,022
120

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
366,396	*	Exact Sciences Corp	$43,249
523,774	*	Exelixis, Inc	11,193
63,912	*	EyePoint Pharmaceuticals Inc	105
620,303		Faes Farma S.A. (Sigma)	2,923
60,221	*	Fate Therapeutics, Inc	1,222
60,155		FDC Ltd	163
118,160	*	FibroGen, Inc	5,338
163,075	*	Five Prime Therapeutics, Inc	983
44,299	*,e	Flexion Therapeutics, Inc	545
378,037	*	Fluidigm Corp	4,657
17,514	*	Forty Seven, Inc	186
6,700		Fuji Pharma Co Ltd	87
39,449	*	G1 Therapeutics, Inc	1,210
33,115	*,e	Galapagos NV	4,272
33,159	*	Galectin Therapeutics, Inc	138
6,099	*	Genexine Co Ltd	300
74,759	*,e	Genfit	1,496
34,041	*	Genmab AS	6,259
126,302	*	Genomic Health, Inc	7,347
312,400	*,e	Genomma Lab Internacional S.A. de C.V.	284
904,000	*	Genscript Biotech Corp	2,268
37,589		Genus plc	1,266
217,586	*,e	Geron Corp	307
24,623		Gerresheimer AG.	1,815
3,883,970		Gilead Sciences, Inc	262,401
2,254,671		GlaxoSmithKline plc	45,194
140,892		Glenmark Pharmaceuticals Ltd	905
61,230	*,e	Global Blood Therapeutics, Inc	3,221
43,055	*	GlycoMimetics, Inc	513
7,600	*,e	GNI Group Ltd	246
39,263	*	Gossamer Bio, Inc	871
564,828		Granules India Ltd	792
2,475		Green Cross Cell Corp	86
2,596		Green Cross Corp	274
9,601		Green Cross Holdings Corp	181
2,465		Green Cross LabCell Corp	69
91,038	*,e	Green Organic Dutchman Holdings Ltd	225
13,224		Grifols S.A.	391
28,193	*,e	Gritstone Oncology, Inc	314
49,100		Guangzhou Baiyunshan Pharmaceutical Holdings Co Ltd	293
8	*	GW Pharmaceuticals plc	0	^
52,780	*,e	GW Pharmaceuticals plc (ADR)	9,099
184,252		H Lundbeck AS	7,298
485,878	*	Halozyme Therapeutics, Inc	8,347
12,783	*	Han All Pharmarceutical Co	276
3,914		Handok Pharmaceuticals Co Ltd	83
40,100	*	Hangzhou Tigermed Consulting Co Ltd	450
5,634		Hanmi Pharm Co Ltd	1,974
14,066		Hanmi Science Co Ltd	832
20,679	*,e	Hansa Medical AB	385
3,079	*,e	Harpoon Therapeutics, Inc	40
23,500	*,e	HEALIOS KK	392
80,197	*,e	Heron Therapeutics, Inc	1,491
121

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
284,681	*,e	HEXO Corp	$1,520
727,620		Hikma Pharmaceuticals plc	15,924
79,176		Hisamitsu Pharmaceutical Co, Inc	3,138
28,490	*,e	Homology Medicines, Inc	558
422,178	*	Horizon Pharma plc	10,158
2,548,684	*,†	Hua Han Bio-Pharmaceutical Holdings Ltd	20
1,095	*	Hugel, Inc	398
8,626		Huons Co Ltd	429
54,700	*,e	Hutchison China MediTech Ltd (ADR)	1,203
314,267		Hypermarcas S.A.	2,454
121,712	*,e	Idorsia Ltd	2,785
94,697		Il Dong Pharmaceutical Co Ltd	1,623
596,379	*	Illumina, Inc	219,557
5,481	*	Ilyang Pharmaceutical Co Ltd	122
172,586	*	Immunogen, Inc	375
191,078	*,e	Immunomedics, Inc	2,650
416,124	*	Incyte Corp	35,354
849,235	*	Indivior plc	461
24,284	*,e	Innate Pharma S.A.	154
333,688	*	Innoviva, Inc	4,858
112,334	*,e	Inovio Pharmaceuticals, Inc	330
155,085	*,e	Insmed, Inc	3,970
44,839	*,e	Intellia Therapeutics, Inc	734
40,253	*,e	Intercept Pharmaceuticals, Inc	3,203
143,384	*	Intersect ENT, Inc	3,263
112,789	*	Intra-Cellular Therapies, Inc	1,464
95,935	*,e	Intrexon Corp	735
9,994	*	iNtRON Biotechnology, Inc	122
170,695	*,e	Invitae Corp	4,011
215,579	*,e	Ionis Pharmaceuticals, Inc	13,855
129,041	*,e	Iovance Biotherapeutics, Inc	3,164
65,069		Ipca Laboratories Ltd	865
70,569		Ipsen	9,625
321,547	*	IQVIA Holdings, Inc	51,737
377,125	*,e	Ironwood Pharmaceuticals, Inc	4,126
10,100	*	Japan Tissue Engineering Co Lt	90
781,419	*	Jazz Pharmaceuticals plc	111,399
8,000		JCR Pharmaceuticals Co Ltd	467
2,010		Jeil Pharmaceutical Co Ltd	65
131,260		Jiangsu Hengrui Medicine Co Ltd	1,264
6,591,735		Johnson & Johnson	918,097
94,125	*	Jounce Therapeutics, Inc	466
159,521		Jubilant Organosys Ltd	1,183
175,591		JW Holdings Corp	929
295,673	*,e	Kadmon Holdings, Inc	609
28,700		Kaken Pharmaceutical Co Ltd	1,346
24,966	*	Kala Pharmaceuticals, Inc	159
5,250	*	Kaleido Biosciences Inc	61
43,772		KalVista Pharmaceuticals Inc	969
200,463	e	Karo Pharma AB	836
63,661	*,e	Karyopharm Therapeutics, Inc	381
15,288	*,e	Kezar Life Sciences, Inc	118
41,223	*	Kindred Biosciences, Inc	343
122

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
15,925	*	Kiniksa Pharmaceuticals Ltd	$216
15,700		Kissei Pharmaceutical Co Ltd	393
150,565	*	Knight Therapeutics, Inc	888
46,113	*	Kodiak Sciences, Inc	540
2,785	*	Kolon Life Science, Inc	50
15,942	*	Komipharm International Co Ltd	303
63,775		Korea United Pharm Inc	1,265
9,837		Krystal Biotech Inc	396
30,553	*,e	Kura Oncology, Inc	602
12,409		Kwang Dong Pharmaceutical Co Ltd	81
21,636		Kyorin Co Ltd	384
283,863	e	Kyowa Hakko Kogyo Co Ltd	5,122
29,400	*,e	La Jolla Pharmaceutical Co	272
323,018		Laboratorios Almirall S.A.	5,970
38,961	*,e	Lannett Co, Inc	236
15,521	g	Laurus Labs Ltd	76
107,000		Lee’s Pharmaceutical Holdings Ltd	72
3,414	*	LegoChem Biosciences, Inc	137
54,926	*,e	Lexicon Pharmaceuticals, Inc	345
54,822	*,e	Ligand Pharmaceuticals, Inc (Class B)	6,258
5,700	e	Linical Co Ltd	53
14,938	*	Liquidia Technologies, Inc	119
9,965	*,e	LogicBio Therapeutics, Inc	130
634,870		Lonza Group AG.	214,328
38,000	*	Lotus Pharmaceutical Co Ltd	136
126,890		Luminex Corp	2,619
169,690	*	Lupin Ltd	1,855
1,353,000	e,g	Luye Pharma Group Ltd	981
255,968	*	MacroGenics, Inc	4,344
8,180	*,e	Madrigal Pharmaceuticals, Inc	857
21,657	*,e	Magenta Therapeutics, Inc	319
96,638	*,e	Mallinckrodt plc	887
194,376	*,e	MannKind Corp	224
52,580	*,e	Marinus Pharmaceuticals, Inc	218
27,790	*	Marker Therapeutics Inc	220
3,651,903	*	Mayne Pharma Group Ltd	1,311
132,543	*,e	Medicines Co	4,834
51,001	*,e	MediciNova, Inc	491
30,930	*	Medpace Holdings, Inc	2,023
5,684		Medy-Tox, Inc	2,218
159,600		Mega Lifesciences PCL	182
70,195	*	MEI Pharma, Inc	175
28,866	*,e	MeiraGTx Holdings plc	776
22,824	*	Menlo Therapeutics, Inc	137
8,917,421		Merck & Co, Inc	747,726
55,497		Merck KGaA	5,797
1,615		Merck Ltd	96
450,793	*,e	Merrimack Pharmaceuticals, Inc	2,727
40,721	*	Mersana Therapeutics, Inc	165
216,910	*,e	Mesoblast Ltd	225
45,735	*	Mettler-Toledo International, Inc	38,417
2,928	*	Mezzion Pharma Co Ltd	160
9,724	*	Millendo Therapeutics Inc	112
116,735	*,e	Minerva Neurosciences, Inc	657
123

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
40,022	*	Mirati Therapeutics, Inc	$4,122
7,879	*,e	Mithra Pharmaceuticals S.A.	232
14,800		Mochida Pharmaceutical Co Ltd	631
46,928	*,e	Moderna, Inc	687
19,435	*,e	Molecular Partners AG.	290
19,798	*	Molecular Templates, Inc	165
113,265	*	Momenta Pharmaceuticals, Inc	1,410
29,067	*	Morphosys AG.	2,800
75,795	*,e	Mustang Bio, Inc	279
286,358	*	Mylan NV	5,452
92,731	*	MyoKardia, Inc	4,650
75,775	*	Myriad Genetics, Inc	2,105
242,885	*	NanoString Technologies, Inc	7,372
122,402		Natco Pharma Ltd	949
306,371	*	Natera, Inc	8,450
210,292	*	Nektar Therapeutics	7,482
365,676	*,e	NeoGenomics, Inc	8,023
9,148	*,e	Neon Therapeutics, Inc	43
282,718	*	Neurocrine Biosciences, Inc	23,870
12,330		NextCure Inc	185
6,918	*	NGM Biopharmaceuticals Inc	101
263,850		Nichi-iko Pharmaceutical Co Ltd	2,891
26,300		Nippon Shinyaku Co Ltd	1,862
191,819	*,e	Nordic Nanovector ASA	725
2,442,013		Novartis AG.	222,936
23,631	*,e	Novavax, Inc	138
3,928,347		Novo Nordisk AS	200,649
54,963	*	OBI Pharma, Inc	292
45,973	*,e	Ocular Therapeutix, Inc	202
9,585	*,e	Odonate Therapeutics, Inc	352
53,301	*,e	Omeros Corp	836
62,216	*	Oncocyte Corp	155
96,482	*,e,g	Oncopeptides AB	1,507
197,782		Ono Pharmaceutical Co Ltd	3,556
375,694	*,e	Opko Health, Inc	917
30,006	*,e	Optinose, Inc	212
10,839	*	Organogenesis Holdings Inc	82
58,834		Orion Oyj (Class B)	2,157
8,965	*	Oscotec, Inc	164
57,786		Otsuka Holdings KK	1,888
92,257	*	Oxford Biomedica plc	810
143,989	*	Pacific Biosciences of California, Inc	871
366,952	*	Pacira Pharmaceuticals, Inc	15,959
2,663,590	*	Paion AG.	6,542
228,179	*,e	Palatin Technologies, Inc	265
44,284	*,e	Paratek Pharmaceuticals, Inc	177
149,857	*	PDL BioPharma, Inc	471
153,689	*	PeptiDream, Inc	7,894
6,365	*	Peptron, Inc	89
270,525		PerkinElmer, Inc	26,062
114,100		Perrigo Co plc	5,433
82,940	*	Pfenex, Inc	559
13,050		Pfizer Ltd	635
124

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
15,370,555		Pfizer, Inc	$665,852
107,894	*	Pharma Mar S.A.	221
1,899		PHARMA RESEARCH PRODUCTS Co Ltd	69
2,500	*	PharmAbcine	101
42,472		PharmaEngine Inc	123
67,000	*	PharmaEssentia Corp	260
24,902		Pharmally International Holding Co Ltd	183
24,935	*	Pharmicell Co Ltd	168
1,220,859	*,e	Pharming Group NV	1,019
14,067	*	PhaseBio Pharmaceuticals Inc	185
177,358		Phibro Animal Health Corp	5,635
131,592	*	Pieris Pharmaceuticals, Inc	618
78,587		Piramal Healthcare Ltd	2,218
12,602	*,e	PolarityTE, Inc	72
72,782	*,e	Portola Pharmaceuticals, Inc	1,975
208,789	*	PRA Health Sciences, Inc	20,701
9,394	*	Precision BioSciences Inc	124
58,502	*	Prestige Brands Holdings, Inc	1,853
18,265	*	Principia Biopharma, Inc	606
3,575	*	Probi AB	125
95,901	*	Progenics Pharmaceuticals, Inc	592
65,240	*,e	ProQR Therapeutics NV	594
12,684	*	Prostemics Co Ltd	49
15,557	*	Protagonist Therapeutics, Inc	188
98,127	*	Prothena Corp plc	1,037
14,866,631		PT Kalbe Farma Tbk	1,535
129,499	*	PTC Therapeutics, Inc	5,827
67,942	*,e	Puma Biotechnology, Inc	864
417,701	*	QIAGEN NV	16,938
385,356	*	QIAGEN NV (Turquoise)	15,681
21,243	*,e	Quanterix Corp	718
156,283	*	Ra Pharmaceuticals, Inc	4,699
319,935	*	Radius Health, Inc	7,794
42,861	*,e	Reata Pharmaceuticals, Inc	4,044
29,197		Recipharm AB	357
179,724		Recordati S.p.A.	7,491
76,354	*	Recro Pharma, Inc	777
149,072	*	Regeneron Pharmaceuticals, Inc	46,660
91,734	*	REGENXBIO, Inc	4,712
104,519	*	Repligen Corp	8,983
10,155	*,e	Replimune Group, Inc	149
17,014	*,e	resTORbio, Inc	174
202,383	*	Retrophin, Inc	4,066
48,574	*,e	Revance Therapeutics, Inc	630
2,744		Reyon Pharmaceutical Co Ltd	39
27,063	*	Rhythm Pharmaceuticals, Inc	595
116,444		Richter Gedeon Rt	2,146
217,603	*	Rigel Pharmaceuticals, Inc	568
1,290,004		Roche Holding AG.	362,733
35,363	*,e	Rocket Pharmaceuticals, Inc	530
77,300		Rohto Pharmaceutical Co Ltd	2,105
41,177	*,e	Rubius Therapeutics, Inc	648
168,127	*,e	Sage Therapeutics, Inc	30,782
5,988		Sam Chun Dang Pharm Co Ltd	197
125

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
75,496		Samjin Pharmaceutical Co Ltd	$1,965
15,334	*,g	Samsung Biologics Co Ltd	4,256
15,800	*,e	SanBio Co Ltd	509
354,976	*,e	Sangamo Biosciences, Inc	3,823
6,633		Sanofi India Ltd	543
2,156,967		Sanofi-Aventis	186,410
583,851		Sanofi-Aventis S.A. (ADR)	25,263
367,793		Santen Pharmaceutical Co Ltd	6,115
133,121	*,e	Sarepta Therapeutics, Inc	20,228
51,857		Sartorius Stedim Biotech	8,177
16,685		Saudi Pharmaceutical Industries & Medical Appliances Corp	118
211,300		Sawai Pharmaceutical Co Ltd	11,437
34,783	*,e	Scholar Rock Holding Corp	552
96,960		Scinopharm Taiwan Ltd	78
24,895		Searle Co Ltd	23
264,195	*	Seattle Genetics, Inc	18,285
8,379	*	Seegene, Inc	192
22,000		Seikagaku Corp	253
24,926	*,e	Seres Therapeutics, Inc	80
19,000		Shandong Buchang Pharmaceuticals Co Ltd	71
69,500		Shanghai Fosun Pharmaceutical Group Co Ltd	257
456,251		Shanghai Fosun Pharmaceutical Group Co Ltd (Hong Kong)	1,382
119,000		Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co Ltd	89
217,100		Shanghai Haixin Group Co	95
106,800	g	Shanghai Haohai Biological Technology Co Ltd	582
87,100	*	Shenzhen Kangtai Biological Products Co Ltd	667
17,600		Shenzhen Salubris Pharmaceuticals Co Ltd	57
14,815		Shilpa Medicare Ltd	74
448,819		Shionogi & Co Ltd	25,934
58,700		Sichuan Kelun Pharmaceutical Co Ltd	254
14,414		Siegfried Holding AG.	5,022
67,550	*	SIGA Technologies, Inc	384
3,421,000		Sihuan Pharmaceutical Holdings	772
65,943	*,e	SillaJen, Inc	2,828
8,267,307		Sino Biopharmaceutical	8,458
15,965	*,e	Solid Biosciences, Inc	92
155,374	*,e	Sorrento Therapeutics, Inc	415
39,700	*	Sosei Group	878
54,967	*	Spark Therapeutics, Inc	5,628
119,373	*	Spectrum Pharmaceuticals, Inc	1,028
20,937	*	Spero Therapeutics, Inc	241
1,482,000		SSY Group Ltd	1,340
3,312		ST Pharm Co Ltd	50
9,841	*	STCUBE	128
41,645	*,e	Stemline Therapeutics, Inc	638
251,402		Strides Arcolab Ltd	1,453
37,491	*	Strongbridge Biopharma plc	117
242,287		Sumitomo Dainippon Pharma Co Ltd	4,613
19,891	*	Sun Pharma Advanced Research Company Ltd	33
741,193		Sun Pharmaceutical Industries Ltd	4,308
126

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
156,728	*	Supernus Pharmaceuticals, Inc	$5,186
7,966	*	Sutro Biopharma, Inc	91
142,750		Suven Life Sciences Ltd	561
62,932	*	Syndax Pharmaceuticals, Inc	586
110,690	*	Syneos Health, Inc	5,655
43,893	g	Syngene International Ltd	213
26,467	*	Synlogic, Inc	241
8,521	*,e	Synthorx, Inc	115
40,778	*	Syros Pharmaceuticals, Inc	378
134,799	*	Taigen Biopharmaceuticals Holdings Ltd	74
224,000	*	TaiMed Biologics, Inc	1,147
87,501		Taisho Pharmaceutical Holdings Co Ltd	6,740
48,700		Takara Bio, Inc	931
1,162,720		Takeda Pharmaceutical Co Ltd	41,361
4,308		Takeda Pharmaceutical Co Ltd (ADR)	76
144,786		Tanabe Seiyaku Co Ltd	1,611
37,963	*	Tanvex BioPharma, Inc	90
25,400		Tasly Pharmaceutical Group Co Ltd	61
1,822		TCR2 Therapeutics Inc	26
6,783		Tecan Group AG.	1,762
2,233	*	Tego Science, Inc	52
1,823,452	*	Teva Pharmaceutical Industries Ltd (ADR)	16,830
94,147	*,e	TG Therapeutics, Inc	814
11,114	*	Theragen Etex Co Ltd	82
224,160	*,e	TherapeuticsMD, Inc	583
101,177	*,e	Theratechnologies, Inc	545
47,517	*,e	Theravance Biopharma, Inc	776
628,947		Thermo Fisher Scientific, Inc	184,709
46,062	*	Tocagen, Inc	308
800,000	e	Tong Ren Tang Technologies Co Ltd	954
95,200		Tonghua Dongbao Pharmaceutical Co Ltd	214
17,700		Torii Pharmaceutical Co Ltd	427
232,500		Towa Pharmaceutical Co Ltd	5,918
28,818	*,e	Translate Bio, Inc	364
25,158	*,e	Tricida, Inc	993
32,600		Tsumura & Co	911
121,917		TTY Biopharm Co Ltd	332
6,790	*	Turning Point Therapeutics Inc	276
25,725	*	Twist Bioscience Corp	746
73,362	*,e	Tyme Technologies, Inc	89
61,870		UCB S.A.	5,135
72,720	*	Ultragenyx Pharmaceutical, Inc	4,618
3,689,500	e	United Laboratories Ltd	1,978
98,628	*	United Therapeutics Corp	7,699
31,977	*,e	UNITY Biotechnology, Inc	304
30,728	*	UroGen Pharma Ltd	1,104
207,980	*	Vanda Pharmaceuticals, Inc	2,930
86,687	*	VBI Vaccines, Inc	101
343,001	*	Vectura Group plc	377
554,798	*	Veracyte, Inc	15,817
271,127	*,e	Vericel Corp	5,122
8,511	*,e	Verrica Pharmaceuticals, Inc	99
647,338	*	Vertex Pharmaceuticals, Inc	118,709
70,600	e	Vifor Pharma AG.	10,204
127

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
96,935	*,e	Viking Therapeutics, Inc	$805
2,444	*,e	Virbac S.A.	467
71,744	*	ViroMed Co Ltd	10,504
231,110		Vitrolife AB	4,505
193,383	*,e	Voyager Therapeutics, Inc	5,264
128,300	*	Walvax Biotechnology Co Ltd	530
24,370	*	Waters Corp	5,245
22,137	*	WaVe Life Sciences Pte Ltd	578
55,143		Whanin Pharmaceutical Co Ltd	842
12,510,000		Winteam Pharmaceutical Group Ltd	6,085
11,959	*	Wockhardt Ltd	65
174,720	*,e,g	WuXi AppTec Co Ltd	1,532
1,536,550	*,g	Wuxi Biologics Cayman, Inc	13,785
7,577	*	X4 Pharmaceuticals, Inc	114
17,143	*	XBiotech, Inc	130
142,883	*	Xencor, Inc	5,848
28,879	*,e	Xeris Pharmaceuticals, Inc	330
599,800	g	YiChang HEC ChangJiang Pharmaceutical Co Ltd	3,003
22,014	*,e	Y-mAbs Therapeutics, Inc	503
7,960		Yuhan Corp	1,686
38,828	*	Yungjin Pharmaceutical Co Ltd	171
347,000		YungShin Global Holding Corp	489
20,600		Yunnan Baiyao Group Co Ltd	250
16,900	*,e	Zai Lab Ltd (ADR)	589
19,865	*,e	Zealand Pharma AS	432
53,900	e	Zeria Pharmaceutical Co Ltd	1,080
19,400		Zhangzhou Pientzehuang Pharmaceutical Co Ltd	326
176,450	*,e	ZIOPHARM Oncology, Inc	1,029
1,766,348		Zoetis, Inc	200,463
49,030	*,e	Zogenix, Inc	2,343
28,645	*	Zynerba Pharmaceuticals, Inc	388
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	8,443,674

REAL ESTATE - 3.8%
490,429		Abacus Property Group	1,414
88,318		Acadia Realty Trust	2,417
1,006		Activia Properties Inc	4,379
29,758		ADLER Real Estate AG.	380
35,114	*	ADO Group Ltd	526
30,542	g	ADO Properties S.A.	1,263
1,020	*	Advance Residence Investment Corp	3,034
450,849	*,g	Aedas Homes SAU	10,715
14,161		Aedifica S.A.	1,351
54,111		Aeon Mall Co Ltd	815
4,647	*	AEON REIT Investment Corp	5,950
1	*	Africa Israel Investments Ltd	0	^
28,664	*	Africa Israel Properties Ltd	925
1,314,000		Agile Property Holdings Ltd	1,759
151,937		Agree Realty Corp	9,732
134,925	*	Airport City Ltd	2,481
7,131,107	*	Aldar Properties PJSC	3,676
314,486		Alexander & Baldwin, Inc	7,265
2,299		Alexander’s, Inc	851
128

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
211,631		Alexandria Real Estate Equities, Inc	$29,859
203,320		Aliansce Shopping Centers S.A.	1,302
364,149		Allco Commercial Real Estate Investment Trust	449
109,529		Allied Properties Real Estate Investment Trust	3,962
12,835		Allreal Holding AG.	2,209
139,609		Alony Hetz Properties & Investments Ltd	1,814
501,253		Alstria Office REIT-AG.	8,116
8,573	*,e	Altisource Portfolio Solutions S.A.	169
51,061	e	Altus Group Ltd	1,250
366,300		Amata Corp PCL (Foreign)	292
169,020		American Assets Trust, Inc	7,964
204,042		American Campus Communities, Inc	9,419
120,345		American Finance Trust, Inc	1,312
1,187,839		American Homes 4 Rent	28,876
3,027	*,e	American Realty Investors, Inc	41
1,006,145		American Tower Corp	205,706
76,070	e	Americold Realty Trust	2,466
177,588		Amot Investments Ltd	1,181
13,023,500		Ananda Development PCL (Foreign)	1,631
132,091	e	Apartment Investment & Management Co	6,620
92,195	*	Apple Hospitality REIT, Inc	1,462
591,008		Argosy Property Ltd	548
96,346		Armada Hoffler Properties, Inc	1,595
1,628,732		Aroundtown S.A.	13,437
23,819		Arriyadh Development Co	95
533,816	e	Arrowhead Properties Ltd (Class A)	132
96,445		Artis Real Estate Investment Trust	857
2,072,400		Ascendas Hospitality Trust	1,501
1,612,292		Ascendas REIT	3,720
4,842,991	e	Ascott Residence Trust	4,655
113,456		Ashford Hospitality Trust, Inc	337
10,080,160		Asian Property Development PCL (Foreign)	2,580
1,381,164		Assura Group Ltd	1,119
2,571,157		Attacq Ltd	2,396
379,584		AvalonBay Communities, Inc	77,124
151,864		Aventus Retail Property Fund Ltd	244
238,468		Aveo Group	315
12,697,015		Ayala Land, Inc	12,597
4,761,352	*	AZ BGP Holdings	13
44,465		Azrieli Group	2,984
5,144,200		Bangkok Land PCL	289
255,627	*	Barwa Real Estate Co	2,401
1,613		Bayside Land Corp	853
24,382		Befimmo SCA Sicafi	1,402
4,600,000	e	Beijing Capital Land Ltd	1,643
1,266,000		Beijing North Star Co	477
2,602		Big Shopping Centers Ltd	188
460,461		Big Yellow Group plc	5,791
2,199		BLife Investment Corp	5,308
2,741		Blue Square Real Estate Ltd	119
157,816		Bluerock Residential Growth REIT, Inc	1,854
44,584		Boardwalk REIT	1,356
716,790		Boston Properties, Inc	92,466
629,862		BR Malls Participacoes S.A.	2,351
129

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
50,308		BR Properties S.A.	$129
1,457	*	Brack Capital Properties NV	138
141,001		BraeMar Hotels & Resorts, Inc	1,396
271,303		Brandywine Realty Trust	3,885
1,086,641		British Land Co plc	7,437
83,610		Brixmor Property Group, Inc	1,495
2,415		Brookfield Property Partners LP	46
211,485		Brookfield Property REIT, Inc	3,995
36,935		Brt Realty Trust	522
353,455		Bunnings Warehouse Property Trust	914
84,000		C&D International Investment Group Ltd	105
182,054		CA Immobilien Anlagen AG.	6,687
2,983,620		Cache Logistics Trust	1,742
4,639,152	e	Cambridge Industrial Trust	1,801
445,921		Camden Property Trust	46,550
155,523		Canadian Apartment Properties REIT	5,743
1,816,542		CapitaCommercial Trust	2,915
450,534		Capital & Counties Properties	1,240
3,079,015		CapitaLand Ltd	8,040
1,893,547		CapitaMall Trust	3,683
342,232		CapitaRetail China Trust	395
368,859		CareTrust REIT, Inc	8,771
254,309		Castellum AB	4,866
167,906		CatchMark Timber Trust, Inc	1,755
336,900		Cathay Real Estate Development Co Ltd	301
215,237	e	CBL & Associates Properties, Inc	224
725,871	*	CBRE Group, Inc	37,237
431,220		CDL Hospitality Trusts	520
568,587		Cedar Realty Trust, Inc	1,507
126,878		Cedar Woods Properties Ltd	508
385,000		Central China Real Estate Ltd	170
1,972,558		Central Pattana PCL (Foreign)	4,826
391,098		Centuria Industrial REIT	841
2,139,806		Champion Real Estate Investment Trust	1,783
139,531		Charter Hall Education Trust	357
2,383,361		Charter Hall Group	18,149
158,719		Charter Hall Long Wale REIT	558
51,359		Chatham Lodging Trust	969
213,070		Chesapeake Lodging Trust	6,055
3,860,722		Cheuk Nang Holdings Ltd	1,962
994,000		China Aoyuan Property Group Ltd	1,397
1,313,525	*,e	China Dili Group	400
3,367,663	e	China Evergrande Group	9,433
41,100	*	China Fortune Land Development Co Ltd	195
397,000	*,g	China Logistics Property Holdings Co Ltd	145
418,000		China Merchants Land Ltd	61
168,000	*	China Merchants Shekou Industrial Zone Holdings Co Ltd	512
9,385,021		China New Town Development Co Ltd	217
4,490,000		China Overseas Grand Oceans Group Ltd	1,977
5,321,253		China Overseas Land & Investment Ltd	19,639
575,000		China Overseas Property Holdings Ltd	300
3,663,644		China Resources Land Ltd	16,130
130

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
15,543,400		China SCE Property Holdings Ltd	$7,491
1,988,000		China South City Holdings Ltd	293
1,543,015		China Vanke Co Ltd	5,785
282,000		China Vanke Co Ltd (Class A)	1,144
150,000	g	China Vast Industrial Urban Development Co Ltd	62
839,000		Chinese Estates Holdings Ltd	758
729,900	e	Chip Eng Seng Corp Ltd	388
109,088		Chong Hong Construction Co	314
2,470,000		CIFI Holdings Group Co Ltd	1,628
4,054	*	CIM Commercial Trust Corp	84
285,644		City Developments Ltd	2,001
206,164		City Office REIT, Inc	2,472
52,685	e	Citycon OYJ	549
1,965,917		Civitas Social Housing plc	2,102
2,856,546		CK Asset Holdings Ltd	22,378
18,888		Clipper Realty, Inc	211
20,029		Cofinimmo	2,601
52,641		Colliers International Group, Inc	3,764
870,698		Colony Capital, Inc	4,353
145,000		Colour Life Services Group	97
263,748		Columbia Property Trust, Inc	5,470
683	*	Comforia Residential REIT, Inc	1,961
114,650		Cominar Real Estate Investment Trust	1,095
21,621		Community Healthcare Trust, Inc	852
520,600		Concentradora Fibra Danhos S.A. de C.V.	689
415,900	g	Concentradora Fibra Hotelera Mexicana S.A. de C.V.	176
10,630		Consolidated-Tomoka Land Co	635
28,516	*	Consus Real Estate AG.	227
270,660		CoreCivic, Inc	5,619
12,130	e	CorEnergy Infrastructure Trust, Inc	481
47,755		CorePoint Lodging, Inc	592
108,557		Coresite Realty	12,503
102,922		Corestate Capital Holding S.A.	3,517
1,810,236	e	Corp Inmobiliaria Vesta SAB de C.V.	2,672
44,071		Corporate Office Properties Trust	1,162
6,482,391		Country Garden Holdings Co Ltd	9,855
212,244	*	Cousins Properties, Inc	7,677
2,488	*,e	CRE Logistics REIT, Inc	2,651
1,157	*	Crescendo Investment Corp	1,358
17,900	*,e	Cresud S.A. (ADR)	188
55,955		Crombie Real Estate Investment Trust	643
934,891		Cromwell Group	758
955,292		Crown Castle International Corp	124,522
7,768,943		CSI Properties Ltd	388
49,069		CT Real Estate Investment Trust	533
210,409		CubeSmart	7,036
632,430	*	Cushman & Wakefield plc	11,308
208,386		Custodian Reit plc	314
518,502		CyrusOne, Inc	29,928
20,936	*	D Carnegie & Co AB	408
646	*	DA Office Investment Corp	4,635
28,200		Daibiru Corp	263
20,077		Daito Trust Construction Co Ltd	2,560
509,727		Daiwa House Industry Co Ltd	14,895
131

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
254,582	*	Dar Al Arkan Real Estate Development Co	$797
126,623		Derwent London plc	5,014
255,279		Deutsche Annington Immobilien SE	12,195
33,147		Deutsche Euroshop AG.	916
129,280		Deutsche Wohnen AG.	4,737
371,000	*	Dexin China Holdings Co Ltd	158
1,483,634		Dexus Property Group	13,535
1,060,662	*	Deyaar Development PJSC	90
221,194		DiamondRock Hospitality Co	2,287
28,702		DIC Asset AG.	331
235,070		Digital Realty Trust, Inc	27,689
348,292		Dios Fastigheter AB	2,579
2,192,100		DLF Ltd	5,989
239,529		Dongwon Development Co Ltd	1,069
635,030	*	DoubleDragon Properties Corp	304
313,549		Douglas Emmett, Inc	12,492
334,725		Dream Global REIT	3,489
74,110		Dream Industrial Real Estate Investment Trust	668
38,442		Dream Office Real Estate Investment Trust	694
94,843		Dream Unlimited Corp	527
322,035		Duke Realty Corp	10,180
200,224		Easterly Government Properties, Inc	3,626
307,913		Eastern & Oriental BHD	59
90,665		EastGroup Properties, Inc	10,515
449,700	*	Eco World Development Group BHD	90
404,200	*	Eco World International BHD	65
861,006	*	Emaar Development PJSC	940
138,445	*	Emaar Economic City	368
2,057,342	*	Emaar Malls Group PJSC	1,137
8,046,382		Emaar Properties PJSC	9,705
1,502,421		Emira Property Fund Ltd	1,472
797,850		Emlak Konut Gayrimenkul Yatiri	156
1,647,333		Emperor International Holdings	426
296,236		Empire State Realty Trust, Inc	4,387
328,205		Empiric Student Property plc	378
27,430		Entertainment Properties Trust	2,046
311,273	g	Entra ASA	4,784
155,115		Equinix, Inc	78,223
251,674		Equites Property Fund Ltd	383
157,416		Equity Commonwealth	5,119
437,922		Equity Lifestyle Properties, Inc	53,137
790,500		Equity Residential	60,015
620,226	*	Eshraq Properties Co PJSC	65
436,279		Essential Properties Realty Trust, Inc	8,743
205,956		Essex Property Trust, Inc	60,125
31,139		Eurocommercial Properties NV	832
41,880		eXp World Holdings Inc	466
276,028		Extra Space Storage, Inc	29,287
320,007		Fabege AB	4,818
7,137,500		Fantasia Holdings Group Co Ltd	1,305
1,653,204		Far East Consortium	761
461,200		Far East Hospitality Trust	227
129,812		Farglory Land Development Co Ltd	173
132

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
41,904	e	Farmland Partners, Inc	$295
193,570	*	Fastighets AB Balder	6,488
264,488		Federal Realty Investment Trust	34,055
7,131,906		Fibra Uno Administracion S.A. de C.V.	9,445
4,522,000		Filinvest Land, Inc	166
72,600		Financial Street Holdings Co Ltd	83
256,086	e	First Capital Realty, Inc	4,275
363,070		First Industrial Realty Trust, Inc	13,339
359,670		First Real Estate Investment Trust	274
43,164		FirstService Corp	4,153
28,391		Fonciere Des Regions	2,972
14,502	*,e	Forestar Group, Inc	284
1,194,368		Fortress REIT Ltd (Class A)	1,818
435,341		Four Corners Property Trust, Inc	11,898
112,872		Franklin Street Properties Corp	833
4,621,725		Franshion Properties China Ltd	2,811
734,045		Frasers Centrepoint Trust	1,411
468,200		Frasers Hospitality Trust	244
1,148,810	e	Frasers Logistics & Industrial Trust	1,028
275,358		Front Yard Residential Corp	3,365
488	e	Frontier Real Estate Investment Corp	2,083
9,527	*	FRP Holdings, Inc	531
402	*	Fukuoka REIT Corp	648
1,540,000		Future Land Development Holdings Ltd	2,027
28,500		Future Land Holdings Co Ltd	165
921,349		Gaming and Leisure Properties, Inc	35,914
750,000	*	Gateway Real Estate AG.	3,359
88,615		Gazit Globe Ltd	733
19,213		Gazit, Inc	269
765,714		GCP Student Living plc	1,577
937,236		GDI Property Group	911
24,229		Gecina S.A.	3,626
81,900		Gemdale Corp	142
2,050,000		Gemdale Properties and Investment Corp Ltd	244
743,316		Geo Group, Inc	15,617
172,476		Getty Realty Corp	5,305
78,676		Gladstone Commercial Corp	1,670
18,672	e	Gladstone Land Corp	215
292,357		Global Medical REIT, Inc	3,070
255,979		Global Net Lease, Inc	5,022
513	*	Global One Real Estate Investment Corp	639
1,507,000	*	Glorious Property Holdings Ltd	74
6,504	*	GLP J-Reit	7,408
25,022	*	Godrej Properties Ltd	363
9,780		Goldcrest Co Ltd	173
269,800		Golden Land Property Development PCL	74
1,631,273		Goodman Property Trust	2,121
1,328,744		GPT Group (ASE)	5,741
350,484		Grainger plc	1,093
145,598		Grand City Properties S.A.	3,330
51,177		Granite REIT	2,356
1,094,788		Great Portland Estates plc	9,515
5,656,939		Green REIT plc	11,643
145,700		Greenland Holdings Corp Ltd	145
133

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
363,000		Greenland Hong Kong Holdings Ltd	$145
1,391		Griffin Land & Nurseries, Inc (Class A)	49
966,074		Growthpoint Properties Australia Ltd	2,796
2,615,954		Growthpoint Properties Ltd	4,518
354,600	*,e	Grupo GICSA S.A. de C.V.	96
4,556,013	e	Guangzhou R&F Properties Co Ltd	8,768
157,600		Guocoland Ltd	233
619,000		Guorui Properties Ltd	120
269,307		H&R Real Estate Investment Trust	4,697
38,040		Hamborner AG.	390
460,076		Hammerson plc	1,620
837,000		Hang Lung Group Ltd	2,323
3,987,090		Hang Lung Properties Ltd	9,485
322	*	Hankyu Reit, Inc	450
95,879		Hannon Armstrong Sustainable Infrastructure Capital, Inc	2,702
1,143,496		Hansteen Holdings plc	1,404
1,163,285		HCP, Inc	37,202
223,813		Healthcare Realty Trust, Inc	7,010
670,790		Healthcare Trust of America, Inc	18,400
80,100		Heiwa Real Estate Co Ltd	1,640
173,871		Helical Bar plc	814
58,454		Heliopolis Housing	81
767,225		Hemfosa Fastigheter AB	7,256
2,729,537		Henderson Land Development Co Ltd	15,049
37,687		Hersha Hospitality Trust	623
186,730		HFF, Inc (Class A)	8,492
33,050,040		Hibernia REIT plc	54,493
880,042		Highwealth Construction Corp	1,402
39,213		Highwoods Properties, Inc	1,619
61,880	e	HKC Holdings Ltd	40
3,397,962		Hongkong Land Holdings Ltd	21,902
123	*	Hoshino Resorts REIT, Inc	632
62,808		Hospitality Properties Trust	1,570
2,239,296		Host Marriott Corp	40,800
72,624	*	Howard Hughes Corp	8,994
265,235		Huaku Development Co Ltd	728
490,149		Hudson Pacific Properties	16,307
189,294		Hufvudstaden AB (Series A)	3,222
304,478		Hulic Co Ltd	2,451
1,078	*	Hulic Reit, Inc	1,871
262,800		Hung Sheng Construction Co Ltd	176
131,526		Hyprop Investments Ltd	652
1,391,303		Hysan Development Co Ltd	7,189
16,453	e	Icade	1,508
167,800	e	Ichigo Holdings Co Ltd	494
849	*	Ichigo Real Estate Investment Corp	806
407,800	*	IDU Co	345
804,900		IGB Real Estate Investment Trust	372
40,100		Iguatemi Empresa de Shopping Centers S.A.	480
30,362		Immobiliare Grande Distribuzione SIIQ S.p.A	200
51,783		IMMOFINANZ AG.	1,351
95,374		Independence Realty Trust, Inc	1,103
134

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
691,501	*	Indiabulls Real Estate Ltd	$1,140
2,248		Industrial & Infrastructure Fund Investment Corp	2,795
352,182	*	Industrial Buildings Corp	699
263,636		Industrial Logistics Properties Trust	5,489
1,710,000		Ingenia Communities Group	3,895
283,855	*	Inmobiliaria Colonial S.A.	3,162
10,898	e	Innovative Industrial Properties, Inc	1,347
683,470	*,g	Instone Real Estate Group AG.	15,357
134,704		InterRent Real Estate Investment Trust	1,420
649		Intershop Holding AG.	330
11,149		Intervest Offices	313
547,962	e	Intu Properties plc	530
5,985		Invesco Office J-Reit, Inc	1,001
23,039		Investors Real Estate Trust	1,352
56,340		Invincible Investment Corp	29,183
1,314,302		Invitation Homes, Inc	35,131
1,105,529	e	Irish Residential Properties REIT plc	2,119
503,943		Iron Mountain, Inc	15,773
10,600	*	IRSA Inversiones y Representaciones S.A. (GDR)	104
133,226	e	iShares Dow Jones US Real Estate Index Fund	11,632
66,178	e	iStar Financial, Inc	822
1,330	*	Japan Excellent, Inc	1,952
14,427		Japan Hotel REIT Investment Corp	11,624
924	*	Japan Logistics Fund Inc	2,114
1,271		Japan Prime Realty Investment Corp	5,509
777		Japan Real Estate Investment Corp	4,729
1,129	*	Japan Rental Housing Investments, Inc	878
3,287		Japan Retail Fund Investment Corp	6,648
89,565		JBG SMITH Properties	3,523
24,399		Jernigan Capital, Inc	500
264,244	*	Jerusalem Economy Ltd	1,014
1,596,750	*,†	Jiangsu Future Land Co Ltd	9,968
552,000		Jiayuan International Group Ltd	243
265,000		Jingrui Holdings Ltd	79
55,400		Jinke Properties Group Co Ltd	49
40,668		Jones Lang LaSalle, Inc	5,722
1,640,403		K Wah International Holdings Ltd	958
1,988,000		Kaisa Group Holdings Ltd	982
181,000	e	Katitas Co Ltd	6,743
19,700	*	Keihanshin Building Co Ltd	182
621		Kenedix Realty Investment Corp	4,444
2,798	*	Kenedix Residential Investment Corp	4,956
332	*	Kenedix Retail REIT Corp	816
449,400	e	Kenedix, Inc	2,245
268,414		Kennedy-Wilson Holdings, Inc	5,521
3,103,317		Keppel DC REIT	3,831
1,417,263		Kerry Properties Ltd	5,953
54,541		Killam Apartment Real Estate Investment Trust	783
268,097		Kilroy Realty Corp	19,788
149,772		Kimco Realty Corp	2,768
135,000		Kindom Construction Co	122
90,462		Kite Realty Group Trust	1,369
1,458,718		Kiwi Property Group Ltd	1,569
263,003	e	Klepierre	8,811
135

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
2,082,752	e	Klovern AB (B Shares)	$3,279
18,622		Korea Asset In Trust Co Ltd	67
72,282		Korea Real Estate Investment Trust Co	148
1,055,191	e	K-REIT Asia	983
553,335	e	Kungsleden AB	4,569
1,164,108		KWG Property Holding Ltd	1,183
714,593		Lai Fung Holdings Ltd	805
397,808		Lai Sun Development Co Ltd	589
192,334	e	Lamar Advertising Co	15,523
66,852	*	Lamda Development S.A.	684
6,538,800		Land and Houses PCL Co Reg	2,347
290,876		Land Securities Group plc	3,081
1,496,500		Langham Hospitality Investments Ltd	577
62,197		Lar Espana Real Estate Socimi S.A.	482
3,161	*	LaSalle Logiport REIT	3,744
121,857		LEG Immobilien AG.	13,743
488,126		Lend Lease Corp Ltd	4,460
155,811	e	Leopalace21 Corp	404
246,230		Lexington Realty Trust	2,317
182,059		Liberty Property Trust	9,110
117,886		Life Storage, Inc	11,209
1,146,725		Link REIT	14,111
4,154,500		Lippo-Mapletree Indonesia Retail Trust	737
9,051		LOG Commercial Properties e Participacoes S.A.	47
4,252,000		Logan Property Holdings Co Ltd	6,876
2,862,316		London & Stamford Property plc	7,670
1,369,178		Longfor Properties Co Ltd	5,162
4,063,000		LPN Development PCL (Foreign)	974
150,000	*	LPS Brasil Consultoria de Imoveis S.A.	187
41,755		LTC Properties, Inc	1,907
556,000		LVGEM China Real Estate Investment Co Ltd	196
299,757	e	LXI REIT plc	484
47,627	e	Macerich Co	1,595
393,596		Mack-Cali Realty Corp	9,167
377,603	e	Macquarie CountryWide Trust	1,160
1,723,756		Macquarie Goodman Group	18,220
827,990	e	Macquarie MEAG Prime REIT	474
1,409,976		Mah Sing Group BHD	314
708,372		Manulife US Real Estate Investment Trust	613
35,779	*,†,e	Mapeley Ltd	0	^
2,348,582		Mapletree Commercial Trust	3,629
2,109,400		Mapletree Greater China Commercial Trust	2,276
1,365,799		Mapletree Industrial Trust	2,262
2,855,210		Mapletree Logistics Trust	3,357
25,549	*	Marcus & Millichap, Inc	788
734,592		Matrix Concepts Holdings BHD	338
6,663	*	Maui Land & Pineapple Co, Inc	69
475,100		MBK PCL	341
333,208		Medical Properties Trust, Inc	5,811
2,393,812	*	Medinet Nasr Housing	740
68,856,872		Megaworld Corp	8,198
34,645		Melisron Ltd	1,868
40,864	e	Mercialys S.A	539
136

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
379,932		Merlin Properties Socimi S.A.	$5,266
26,695	g	Metrovacesa S.A.	288
2,418,300	g	Mexico Real Estate Management S.A. de C.V.	2,745
939,491		MGM Growth Properties LLC	28,795
8,079	*	MID Reit, Inc	7,602
33,566		Mid-America Apartment Communities, Inc	3,953
968	*	Mirai Corp	469
3,131,800		Mirvac Group	6,894
763,094		Mitsubishi Estate Co Ltd	14,222
119	*	Mitsubishi Estate Logistics REIT Investment Corp	309
764,749		Mitsui Fudosan Co Ltd	18,587
4,995		Mitsui Fudosan Logistics Park, Inc	16,987
7,422		Mobimo Holding AG.	1,973
458,000	e	Modern Land China Co Ltd	66
419,987		Monmouth Real Estate Investment Corp (Class A)	5,691
7,027	e	Montea C.V.A	602
22,024		Morguard North American Resid	310
34,670		Morguard Real Estate Investment Trust	322
1,598		Mori Hills REIT Investment Corp	2,264
227		Mori Trust Hotel Reit, Inc	294
1,116	*	Mori Trust Sogo Reit, Inc	1,814
204,529		Multiplan Empreendimentos Imobiliarios S.A.	1,479
10,479	e	Nam Tai Property, Inc	102
151,474		National Health Investors, Inc	11,820
53,578		National Retail Properties, Inc	2,840
546,818		National Storage Affiliates Trust	15,825
1,019,189	e	National Storage REIT	1,253
634,000		Neo-China Land Group Holdings Ltd	122
856,994		NEPI Rockcastle plc	7,874
9,561		NESCO Ltd	78
97,906		New Senior Investment Group, Inc	658
10,269,303		New World Development Co Ltd	16,063
304,218		Newmark Group, Inc	2,732
178,224	e	NewRiver REIT plc	403
234,896		Nexity	10,150
68,077		NexPoint Residential Trust, Inc	2,818
442		Nippon Accommodations Fund, Inc	2,477
1,099		Nippon Building Fund, Inc	7,528
3,939		Nippon ProLogis REIT, Inc	9,099
2,023		NIPPON REIT Investment Corp	7,866
350,909		Nomura Real Estate Holdings, Inc	7,558
6,752		Nomura Real Estate Master Fund, Inc	10,384
50,289		NorthStar Realty Europe Corp	826
77,409		Northview Apartment Real Estate Investment Trust	1,590
75,012		NorthWest Healthcare Properties Real Estate Investment Trust	675
10,671		NSI NV	452
256,478	*	Nyfosa AB	1,609
112,513		Oberoi Realty Ltd	991
3,900	*	Oceanwide Holdings Co Ltd	3
53,254		Office Properties Income Trust	1,399
284,721	e	Omega Healthcare Investors, Inc	10,463
54,484		One Liberty Properties, Inc	1,578
97,800		Open House Co Ltd	4,020
137

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
388,850		Origin Property PCL	$98
2,463		Orix JREIT, Inc	4,494
573,500		OUE Hospitality Trust	303
1,172,744		Outfront Media, Inc	30,245
168,600		Overseas Union Enterprise Ltd	187
1,437,900		Oxley Holdings Ltd	351
782,629	*	Palm Hills Developments SAE	113
220,101		Paramount Group, Inc	3,084
194,041		Park Hotels & Resorts, Inc	5,348
855,200		Parkway Life Real Estate Investment Trust	1,915
618,667		Parque Arauco S.A.	1,717
25,523		Patrizia Immobilien AG.	529
295,100		Pavilion Real Estate Investment Trust	131
174,442		Pebblebrook Hotel Trust	4,916
75,650	e	Pennsylvania REIT	492
65,288		Phoenix Mills Ltd	601
209,759		Physicians Realty Trust	3,658
1,634,427	e	Picton Property Income Ltd	2,034
138,163		Piedmont Office Realty Trust, Inc	2,754
1,216,200		PLA Administradora Industrial S de RL de C.V.	1,903
319,000		Platinum Group PCL	66
889,817		Poly Hong Kong Investment Ltd	326
335,034		Poly Real Estate Group Co Ltd	624
72,973		Potlatch Corp	2,844
4,775,000		Powerlong Real Estate Holdings Ltd	2,387
1,025,707	e	Precinct Properties New Zealand Ltd	1,220
317,789		Preferred Apartment Communities, Inc	4,751
1,511	*	Premier Investment Co	1,989
152,140		Prestige Estates Projects Ltd	600
1,640,763	e	Primary Health Properties plc	2,780
505,826		Prince Housing & Development Corp	191
181,500		ProLogis Property Mexico S.A. de C.V.	377
1,986,058		Prologis, Inc	159,083
1,343		Property & Building Corp	131
728,000		Prosperity REIT	318
251,500		Pruksa Holding PCL	175
76,491		PS Business Parks, Inc	12,891
52,289		PSP Swiss Property AG.	6,111
4,156,100	*	PT Alam Sutera Realty Tbk	100
6,307,847	*	PT Bumi Serpong Damai	685
4,506,540		PT Ciputra Development Tbk	367
36,574,100	*	PT Hanson International Tbk	272
4,246,400		PT Lippo Karawaci Tbk	79
38,815,200		PT Pakuwon Jati Tbk	2,005
7,719,762		PT PP Properti Tbk	66
8,355,400	*	PT Sentul City Tbk	76
3,844,200		PT Summarecon Agung Tbk	332
319,363		Public Storage, Inc	76,063
4,901,400		Puradelta Lestari Tbk PT	96
670,960	*	Purplebricks Group plc	843
389,068		QTS Realty Trust, Inc	17,967
3,612,222		Quality House PCL	365
320,433	*	Radium Life Tech Co Ltd	141
138

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
14,248	*	Rafael Holdings, Inc	$410
3,829,009		RAK Properties PJSC	448
230,462		Rayonier, Inc	6,983
108,300		Raysum Co Ltd	1,004
173,132		RDI REIT plc	232
59,811		Re/Max Holdings, Inc	1,840
335,187	e	Realogy Holdings Corp	2,427
469,177		Realty Income Corp	32,359
422,000	e,g	Redco Properties Group Ltd	183
4,643,802		Redefine Properties Ltd	2,980
103,243	*,e	Redfin Corp	1,856
314,000		Redsun Properties Group Ltd	107
682,357		Regency Centers Corp	45,541
1,509,576	g	Regional REIT Ltd	2,073
404,646		Reit Ltd	2,077
106,500		Relo Holdings, Inc	2,690
146,028		Resilient REIT Ltd	642
10,819		Retail Estates NV	1,000
120,449		Retail Opportunities Investment Corp	2,063
455,192		Retail Properties of America, Inc	5,353
38,114		Retail Value, Inc	1,326
1,982,956		Rexford Industrial Realty, Inc	80,052
422,508		RioCan Real Estate Investment Trust	8,385
67,700		RiseSun Real Estate Development Co Ltd	93
414,513		RLJ Lodging Trust	7,353
30,276		RMR Group, Inc	1,422
963,000		Road King Infrastructure	1,988
2,257,264	*	Robinsons Land Corp	1,161
1,579,500	*	Ronshine China Holdings Ltd	1,948
81,174	e	RPT Realty	983
302,454		Ruentex Development Co Ltd	433
162,428		Rural Funds Group	262
92,376		Ryman Hospitality Properties	7,491
6,514,795	e	S.A. Corporate Real Estate Fund Nominees Pty Ltd	1,443
1,761,173		Sabana Shari’ah Compliant Industrial REIT	599
202,117		Sabra Healthcare REIT, Inc	3,980
10,420		Safehold, Inc	315
1,073,888		Safestore Holdings plc	8,367
96,444		Sagax AB	374
251,500	e	SAMTY Co Ltd	3,832
2,806	*,e	Samty Residential Investment Corp	2,937
17,087,377		Sansiri PCL	825
18,405	*	Saudi Real Estate Co	60
60,313		Saul Centers, Inc	3,385
143,515		Savills plc	1,632
191,157	*	SBA Communications Corp	42,980
726,600		SC Asset Corp PCL	70
8,825,407		Scentre Group	23,818
320,195		Schroder Real Estate Investment Trust Ltd	224
1,442,495		Segro plc	13,393
14,051	*	Sekisui House Reit, Inc	10,513
128,665		Selvaag Bolig ASA	664
315,007		Senior Housing Properties Trust	2,605
37,338	e	Seritage Growth Properties	1,604
139

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
215,176		Shaftesbury plc	$2,197
1,022,624		Shanghai Lujiazui Finance & Trade Zone Development Co Ltd	1,238
1,238,000		Shenzhen Investment Ltd	457
1,444,761		Shimao Property Holdings Ltd	4,402
192,050	*	Shining Building Business Co Ltd	61
848,287		Shopping Centres Australasia Property Group	1,425
4,076,500		Shui On Land Ltd	946
150,000		Shurgard Self Storage Europe Sarl	5,424
141	*	SIA Reit, Inc	376
641,940		Siam Future Development PCL	136
7,300,360		Sime Darby Property BHD	1,819
732,016		Simon Property Group, Inc	116,947
1,422,900		Singha Estate PCL	169
1,862,566		Sino Land Co	3,124
2,217,639		Sino-Ocean Land Holdings Ltd	943
86,692		Sinyi Realty Co	90
1,921,940		Sirius Real Estate Ltd	1,626
30,643		SITE Centers Corp	406
101,850		Six of October Development & Investment	85
3,479		SK D&D Co Ltd	85
1,124,000		Skyfame Realty Holdings Ltd	177
459,618	e	SL Green Realty Corp	36,939
22,249,190		SM Prime Holdings	16,114
142,708		Smart Real Estate Investment Trust	3,619
19,700		Sobha Developers Ltd	155
2,208,135		Soho China Ltd	781
1,438,800		Soilbuild Business Space REIT	654
11,100		Sonae Sierra Brasil S.A.	86
1,384,317		SP Setia BHD	724
63,634		Sparkassen Immobilien AG.	1,378
432,600		SPH REIT	342
187,892		Spirit MTA REIT	1,567
316,582	e	Spirit Realty Capital, Inc	13,505
115,372		ST Modwen Properties plc	642
36,376	*	St. Joe Co	629
715,762		STAG Industrial, Inc	21,645
1,342,803		Standard Life Investment Property Income Trust Ltd	1,606
5,978		Star Asia Investment Corp	6,603
3,327,886		Stockland Trust Group	9,758
718,000	e	StorageVault Canada, Inc	1,579
423,024		STORE Capital Corp	14,040
8,367	*	Stratus Properties, Inc	271
213,564		Sumitomo Realty & Development Co Ltd	7,640
112,424		Summit Hotel Properties, Inc	1,290
75,135		Summit Industrial Income REIT	739
74,985		Summit Real Estate Holdings Ltd	723
539,145		Sun Communities, Inc	69,113
87,100		Sun Frontier Fudousan Co Ltd	825
1,531,395		Sun Hung Kai Properties Ltd	25,980
2,308,522		Sunac China Holdings Ltd	11,337
4,060,000	*	Suncity Group Holdings Ltd	993
1,057,000		Sunlight Real Estate Investment Trust	810
140

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
1,040,568		Sunstone Hotel Investors, Inc	$14,266
2,652,167		Suntec Real Estate Investment Trust	3,805
22,087		Sunteck Realty Ltd	139
1,649,116		Sunway BHD	671
675,900		Sunway Real Estate Investment	306
6,554,700		Supalai PCL	5,024
1,100,094		Swire Pacific Ltd (Class A)	13,517
2,466,323		Swire Properties Ltd	9,971
80,162		Swiss Prime Site AG.	7,001
782,565		TAG Tegernsee Immobilien und Beteiligungs AG.	18,076
305,800		Takara Leben Co Ltd	1,089
77	*	Takara Leben Infrastructure Fu	81
405,635		Talaat Moustafa Group	263
100,338	e	Tanger Factory Outlet Centers, Inc	1,626
264,947		Taubman Centers, Inc	10,818
24,014	*	Tejon Ranch Co	398
384,499		Terreno Realty Corp	18,856
215,985		TLG Immobilien AG.	6,324
27,900		TOC Co Ltd	168
1,322,701	e	Tokyo Tatemono Co Ltd	14,725
7,081,791		Tokyu Fudosan Holdings Corp	39,192
506	*	Tokyu REIT, Inc	879
222,500		Top Spring International Holdings Ltd	50
68,200		Tosei Corp	616
3,001	*	Tosei Reit Investment Corp	3,305
2,736	*,e	Transcontinental Realty Investors, Inc	70
228,475		Tricon Capital Group, Inc	1,745
5,582,909		Tritax Big Box REIT plc	10,948
10,625,687	g	Tritax EuroBox plc	12,992
1,574,800	*	U City PCL	106
92,680		UDR, Inc	4,160
579,000		UEM Land Holdings BHD	112
445,508	e	UK Commercial Property REIT Ltd	500
39,204		UMH Properties, Inc	487
39,791	e	Unibail-Rodamco-Westfield	5,961
257		Unibail-Rodamco-Westfield (Paris)	39
1,340,863	*	Union Properties PJSC	123
577,501		Unite Group plc	7,146
422,351		United Development Co PSC	1,607
2,919		United Urban Investment Corp	4,893
523,468	e	Uniti Group, Inc	4,973
306,000		Univentures PCL	61
14,658		Universal Health Realty Income Trust	1,245
267,100	e	Unizo Holdings Co Ltd	4,579
257,585		UOA Development BHD	150
409,564		UOL Group Ltd	2,288
88,130		Urban & Civic plc	371
122,100		Urban Edge Properties	2,116
31,604		Urstadt Biddle Properties, Inc (Class A)	664
7,757		Vastned Retail NV	250
624,630		Ventas, Inc	42,693
360,450		VEREIT, Inc	3,248
933,857	e	VICI Properties, Inc	20,582
6,113,178		Vicinity Centres	10,525
141

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
1,762,000		Vista Land & Lifescapes, Inc	$245
1,257,563		Viva Energy REIT	2,298
163,080		Vornado Realty Trust	10,453
2,749,907	e	Vukile Property Fund Ltd	3,747
153,202	e	Wallenstam AB	1,620
62,597		Warehouses De Pauw SCA	10,535
234,210	e	Washington Prime Group, Inc	895
87,252		Washington REIT	2,332
535,417		Watkin Jones plc	1,401
51,451		Weingarten Realty Investors	1,411
629,176		Welltower, Inc	51,297
23,959	e	Wereldhave NV	628
1,862,250	e	Weyerhaeuser Co	49,052
3,964,635		WHA Corp PCL	613
1,707,002		Wharf Holdings Ltd	4,524
2,478,525		Wharf Real Estate Investment Co Ltd	17,467
1,044,172		Wheelock & Co Ltd	7,498
40,411	*,e	Whitestone REIT	513
547,249		Wihlborgs Fastigheter AB	7,940
211,440		Wing Tai Holdings Ltd	324
225,094		Workspace Group plc	2,498
48,355		WP Carey, Inc	3,925
33,249		WPT Industrial Real Estate Investment Trust	441
358,868		Xenia Hotels & Resorts, Inc	7,482
46,700		Xinhu Zhongbao Co Ltd	21
1,128,100		Yanlord Land Group Ltd	1,077
2,537,166	e	Yoma Strategic Holdings Ltd	723
392,600		YTL Hospitality REIT	127
791,000		Yuexiu Real Estate Investment Trust	541
4,282,000		Yuexiul Property Co Ltd	970
3,275,622		Yuzhou Properties Co	1,539
860,000	*	Zhuguang Holdings Group Co Ltd	127
		TOTAL REAL ESTATE	4,473,984

RETAILING - 5.3%
211,090	*	1-800-FLOWERS.COM, Inc (Class A)	3,985
348,965		Aaron’s, Inc	21,430
25,860		ABC-Mart, Inc	1,686
73,744		Abercrombie & Fitch Co (Class A)	1,183
1,070,746		Accent Group Ltd	1,042
29,700		Adastria Holdings Co Ltd	637
130,766		Advance Auto Parts, Inc	20,156
356,200		Aeon Co M Bhd	146
2,158,125	*	Alibaba Group Holding Ltd (ADR)	365,694
10,400	e	Alpen Co Ltd	147
1,130,640	*,n	Amazon.com, Inc	2,141,014
181,772		American Eagle Outfitters, Inc	3,072
6,493	*	America’s Car-Mart, Inc	559
122,331	*,e	AO World plc	113
19,900		AOKI Holdings, Inc	197
25,941		Aoyama Trading Co Ltd	509
7,200		Arata Corp	246
82,700		Arc Land Sakamoto Co Ltd	1,013
142

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
13,112	*	Arvind Fashions Ltd	$129
12,600		Asahi Co Ltd	142
20,407	*	Asbury Automotive Group, Inc	1,721
223,955	*	Ascena Retail Group, Inc	137
11,100	e	ASKUL Corp	238
314,250	*,e	ASOS plc	10,199
49,223	*,e	At Home Group, Inc	328
39,688		Autobacs Seven Co Ltd	656
111,439	e	Automotive Holdings Group Ltd	220
163,461	*	Autonation, Inc	6,856
59,000	*	AutoZone, Inc	64,869
3,023,842		B&M European Value Retail S.A.	12,808
6,806,510	*	B2W Companhia Global Do Varejo	57,998
35,464	*,e	Baozun, Inc (ADR)	1,768
274,633	*	Barnes & Noble Education, Inc	923
76,565		Barnes & Noble, Inc	512
585,781		BCA Marketplace plc	1,806
1,030,800		Beauty Community PCL (Foreign)	137
429,895	e	Bed Bath & Beyond, Inc	4,995
167,300		Belluna Co Ltd	1,144
2,952,960		Berjaya Auto BHD	1,901
932,557		Best Buy Co, Inc	65,027
70,000		BIC CAMERA, Inc	688
40,780		Big Lots, Inc	1,167
205,362		Bilia AB	1,858
737,209	*	BJ’s Wholesale Club Holdings, Inc	19,462
1,687,366	*	boohoo.com plc	4,534
85,163	*	Booking Holdings, Inc	159,656
31,376	*	Boot Barn Holdings, Inc	1,118
271,532	*,e,g	Boozt AB	1,491
537,000	*,†,e	Boshiwa International Holding	1
30,076	e	Buckle, Inc	521
148,015	*	Burlington Stores, Inc	25,185
157,127		Burson Group Ltd	617
44,924		Caleres, Inc	895
41,267	e	Camping World Holdings, Inc	513
66,791		Canadian Tire Corp Ltd	7,277
36,000		Canon Marketing Japan, Inc	788
184,062		Card Factory plc	411
677,488	*	CarMax, Inc	58,826
49,714	*,e	Carvana Co	3,112
9,163		Cashbuild Ltd	174
25,935		Cato Corp (Class A)	319
2,161	*,e	Chewy, Inc	76
134,583		Chico’s FAS, Inc	454
17,200	e	Children’s Place Retail Stores, Inc	1,641
307,000	e	China Animation Characters Co Ltd	77
73,900	*	China Grand Automotive Services Co Ltd	48
302,000	e	China Harmony New Energy Auto Holding Ltd	102
1,974,000		China Meidong Auto Holdings Ltd	1,375
488,000		China ZhengTong Auto Services Holdings Ltd	203
9,900	e	Chiyoda Co Ltd	145
168,288		Citi Trends, Inc	2,460
10,101		CJ O Shopping Co Ltd	1,549
143

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
22,792	e	Clas Ohlson AB (B Shares)	$227
241,000	g	Cogobuy Group	65
5,954,800		Com7 PCL (Foreign)	4,241
25,962	*	Conn’s, Inc	463
20,334	*,e	Container Store Group, Inc	149
321,253		Core-Mark Holding Co, Inc	12,760
1,131,209	*	Ctrip.com International Ltd (ADR)	41,753
3,215		Cuckoo Homesys Co Ltd	141
341,169		Dah Chong Hong Holdings Ltd	114
460,500	e	DCM Japan Holdings Co Ltd	4,531
15,235		Delek Automotive Systems Ltd	70
71,948	*,g	Delivery Hero AG.	3,266
68,420		Designer Brands, Inc	1,312
26,048	*	Despegar.com Corp	362
294,346	e	Dick’s Sporting Goods, Inc	10,193
33,868		Dieteren S.A.	1,557
11,709	e	Dillard’s, Inc (Class A)	729
575,758		Dollar General Corp	77,819
705,312	*	Dollar Tree, Inc	75,743
284,187		Dollarama, Inc	9,998
94,291		Don Quijote Co Ltd	5,995
13,100		Doshisha Co Ltd	207
138,055		Dufry Group	11,699
11,653	*,e	Duluth Holdings, Inc	158
762,984		Dunelm Group plc	8,914
98,442	e,g	Dustin Group AB	906
3,159,788		eBay, Inc	124,812
384,283		EDION Corp	3,579
39,836	*	eDreams ODIGEO S.A.	175
822,336		El Puerto de Liverpool SAB de C.V.	4,579
7,100	*	Enigmo, Inc	160
3,891,600	*,e	Esprit Holdings Ltd	742
130,400	*	Etsy, Inc	8,003
922,955	g	Europris ASA	2,864
997,945		Expedia, Inc	132,757
94,547	*	Express Parent LLC	258
425,000		Far Eastern Department Stores Co Ltd	308
974,560	*,e	Farfetch Ltd	20,271
62,024		Fast Retailing Co Ltd	37,543
16,483	*	Fawaz Abdulaziz Al Hokair & Co	107
61,139	*	Five Below, Inc	7,338
102,640	*,e	Floor & Decor Holdings, Inc	4,301
180,514		Foot Locker, Inc	7,567
280,921		Foschini Ltd	3,599
54,800		Fuji Co Ltd	927
60,266	*,e	Funko, Inc	1,460
22,534		Future Lifestyle Fashions Ltd	154
15,812	*,e	Gaia, Inc	120
102,337	e	GameStop Corp (Class A)	560
377,041		Gap, Inc	6,775
19,630	*	Genesco, Inc	830
48,787		Genuine Parts Co	5,053
199,700		Geo Holdings Corp	2,561
144

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
672,000		Giordano International Ltd	$294
97,674	*,e	GNC Holdings, Inc	146
1,038,030		Gocompare.Com Group plc	1,240
8,514,844	*,e	GOME Electrical Appliances Holdings Ltd	916
322,000		Grand Baoxin Auto Group Ltd	133
34,401	*	Greenlane Holdings Inc	330
19,512		Group 1 Automotive, Inc	1,598
10,003	*	Groupe Fnac	743
3,544,884	*,e	Groupon, Inc	12,691
636,923	*,e	GrubHub, Inc	49,674
9,667		GS Home Shopping, Inc	1,441
64,682	e	Guess?, Inc	1,045
29,100	e	Gulliver International Co Ltd	78
113,536		Halfords Group plc	324
51,325		Hankyu Department Stores, Inc	593
2,296,222	e	Harvey Norman Holdings Ltd	6,571
24,411		Haverty Furniture Cos, Inc	416
385,715	*	HelloFresh SE	3,672
4,161,037		Hengdeli Holdings Ltd	216
2,562,190	e	Hennes & Mauritz AB (B Shares)	45,520
84,814	*,e	Hibbett Sports, Inc	1,544
24,630		Hikari Tsushin, Inc	5,381
3,201,286		Home Depot, Inc	665,772
4,730,594		Home Product Center PCL (Foreign)	2,684
5,839		Hornbach Holding AG. & Co KGaA	332
526,518		Hotai Motor Co Ltd	8,628
34,221		Hotel Shilla Co Ltd	2,880
303,454	*	Hudson Ltd	4,185
155,103	e	Hudson’s Bay Co	1,137
56,744		Hyundai Department Store Co Ltd	4,070
10,996		Hyundai Home Shopping Network Corp	1,009
340,408		Inchcape plc	2,668
934,297		Industria De Diseno Textil S.A.	28,110
221,598		Isetan Mitsukoshi Holdings Ltd	1,799
330,500	e	Istyle, Inc	2,300
920,000		IT Ltd	388
24,800		Izumi Co Ltd	1,004
153,279		J Front Retailing Co Ltd	1,761
21,860	e	J. Jill, Inc	43
59,028		Jardine Cycle & Carriage Ltd	1,582
53,919		Jarir Marketing Co	2,375
140,336	e	JB Hi-Fi Ltd	2,549
416,019	*,e	JC Penney Co, Inc	474
1,580,082		JD Sports Fashion plc	11,771
996,600	*	JD.com, Inc (ADR)	30,187
8,700		Jin Co Ltd	484
48,892		John Menzies plc	282
9,500		Joshin Denki Co Ltd	188
29,400		Joyful Honda Co Ltd	337
119,135		JUMBO S.A.	2,306
44,500	*,e	Jumei International Holding Ltd (ADR)	109
89,958	*	Jumia Technologies AG. (ADR)	2,377
1,056,535	*	Just Eat plc	8,379
14,687		Keiyo Co Ltd	63
145

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
162,789		Kering	$96,082
970,428		Kingfisher plc	2,645
17,400		Kintetsu Department Store Co Ltd	516
32,559	e	Kogan.com Ltd	109
702,879	n	Kohl’s Corp	33,422
114,300		Kohnan Shoji Co Ltd	2,381
136,700		Komeri Co Ltd	2,800
172,300		K’s Holdings Corp	1,627
681,117		L Brands, Inc	17,777
105,138	*,e	Lands’ End, Inc	1,285
81,402	*	Leaf Group Ltd	603
3,407,985		Li & Fung Ltd	595
289,300		Liaoning Cheng Da Co Ltd	614
371,478	*	Liberty Expedia Holdings, Inc	17,753
211,500	*	Lifestyle China Group Ltd	69
1,439,500		Lifestyle International Holdings Ltd	2,106
30,736	*	Liquidity Services, Inc	187
76,598		Lithia Motors, Inc (Class A)	9,098
161,200		LIXIL VIVA Corp	1,872
406,361	*	LKQ Corp	10,813
670,000		Lojas Americanas S.A.	2,300
4,990,094		Lojas Americanas S.A.(Preference)	21,403
1,002,918		Lojas Renner S.A.	12,317
308,730		Lookers plc	200
4,415		LOTTE Himart Co Ltd	167
52,754		Lotte Shopping Co Ltd	7,342
114,650	e	Lovisa Holdings Ltd	917
1,606,008		Lowe’s Companies, Inc	162,062
204,000		Luk Fook Holdings International Ltd	639
38,845	*,e	Lumber Liquidators, Inc	449
500,597		Macy’s, Inc	10,743
90,368		Magazine Luiza S.A.	4,968
26,467	g	Maisons du Monde S.A.	631
26,100	*	MakeMyTrip Ltd	647
26,259	*	MarineMax, Inc	432
439,969		Marks & Spencer Group plc	1,176
125,444		Marui Co Ltd	2,558
152,027		Matas A.S.	1,649
14,500	e	Matsuya Co Ltd	115
695,300	*,e	Meituan Dianping (Class B)	6,107
26,011	e	Mekonomen AB	217
49,800	*,e	Mercari, Inc	1,327
103,774	*	Metro AG.	636
154,814	*	Michaels Cos, Inc	1,347
105,525		Mobilezone Holding AG.	1,080
104,000		momo.com, Inc	881
2,009,734		Moneysupermarket.com Group plc	10,528
36,173		Monro Muffler, Inc	3,086
72,375		Motus Holdings Ltd	372
213,363		Mr Price Group Ltd	3,005
63,110	*	Murphy USA, Inc	5,303
2,908,858	*,e	Myer Holdings Ltd	1,116
95,968		N Brown Group plc	158
146

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
633,297		Naspers Ltd (N Shares)	$153,290
77,038	*	National Vision Holdings, Inc	2,367
635,144		New Carphone Warehouse plc	883
27,107		Next plc	1,898
17,200		Nextage Co Ltd	174
25,700		Nishimatsuya Chain Co Ltd	199
70,716		Nitori Co Ltd	9,384
178,200		Nojima Corp	2,915
200,798	e	Nordstrom, Inc	6,397
6,720		NS Shopping Co Ltd	70
375,112	*	Ocado Ltd	5,561
623,467		Office Depot, Inc	1,284
15,500	*,e	Oisix ra daichi, Inc	213
45,859	*	Ollie’s Bargain Outlet Holdings, Inc	3,995
384,969	g	On the Beach Group plc	2,331
12,900	*	Open Door, Inc	335
144,461	*	O’Reilly Automotive, Inc	53,352
32,979	*,e	Overstock.com, Inc	448
1,135,100		Padini Holdings BHD	994
6,900		Pal Co Ltd	209
79,000		Paltac Corp	4,353
10,700		Parco Co Ltd	108
53,050	*,e	Party City Holdco, Inc	389
43,780	*	PC Home Online	159
66,239		PC Jeweller Ltd	43
1,074,469		Pendragon plc	222
68,069		Penske Auto Group, Inc	3,220
26,074	e	PetMed Express, Inc	409
495,200		Petrobras Distribuidora S.A.	3,224
330,313		Pets at Home Group plc	781
178,100	*,e	Pinduoduo, Inc (ADR)	3,674
76,367		Pool Corp	14,586
4,935,500		Pou Sheng International Holdings Ltd	1,144
28,701		Poya Co Ltd	388
54,961		Premier Investments Ltd	586
14,433,000		PT ACE Hardware Indonesia Tbk	1,849
3,196,400		PT Matahari Department Store Tbk	781
25,335,500		PT Mitra Adiperkasa Tbk	1,614
7,145,700		PT Ramayana Lestari Sentosa Tbk	713
11,192,100		PTG Energy PCL	7,124
83,535	*	Quotient Technology, Inc	897
973,963	*	Qurate Retail Group, Inc QVC Group	12,067
724,766		Rakuten, Inc	8,665
308,764	*	Rent-A-Center, Inc	8,222
77,437	*,e	RH	8,952
375,352		Ripley Corp S.A.	299
354,100		Robinson PCL	650
79,176	*,g	Rocket Internet SE	2,281
807,945		Ross Stores, Inc	80,083
26,608	*	RTW RetailWinds, Inc	45
49,051	*	Rubicon Project, Inc	312
18,634		Ryohin Keikaku Co Ltd	3,376
611,278	e	SA SA International Holdings Ltd	176
659,239		SACI Falabella	4,305
147

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
129,150	*,e	Sally Beauty Holdings, Inc	$1,723
57,300	e	Sanrio Co Ltd	1,274
2,160		Saudi Co For Hardware CJSC	39
10,501	*	Seobu Truck Terminal Co Ltd	84
30,000		Seria Co Ltd	694
25,200		Shimachu Co Ltd	587
16,240		Shimamura Co Ltd	1,216
49,617		Shinsegae Co Ltd	12,951
1,126		Shinsegae International Co Ltd	208
13,332	e	Shoe Carnival, Inc	368
4,888	*,g	Shop Apotheke Europe NV	191
12,294		Shopper’s Stop Ltd	87
38,873	*	Shutterfly, Inc	1,965
21,388		Shutterstock, Inc	838
673,421		Siam Global House PCL	389
58,440		Signet Jewelers Ltd	1,045
47,344	e,g	Sleep Country Canada Holdings, Inc	687
214,558	*	Sleep Number Corp	8,666
13,670	*,g	SMCP S.A.	230
63,074	e	Sonic Automotive, Inc (Class A)	1,473
124,593	*	Sports Direct International plc	437
51,556	*,e	Sportsman’s Warehouse Holdings, Inc	195
17,223	*	Stamps.com, Inc	780
453,902		Start Today Co Ltd	8,518
47,191	*	Stitch Fix Inc	1,509
216,600		Suning.com Co Ltd	363
241,923		Super Cheap Auto Group Ltd	1,400
175,641	*	Super Group Ltd	410
69,784		SuperGroup plc	408
50,894	e	Tailored Brands, Inc	294
82,000		Takashimaya Co Ltd	900
31,593	*,g	Takeaway.com Holding BV	2,956
17,102		Takkt AG.	249
1,117,143		Target Corp	96,756
52,100		Telepark Corp	987
130,000		Test-Rite International Co	90
607,785		Tiffany & Co	56,913
55,247	e	Tile Shop Holdings, Inc	221
159,524		Tilly’s, Inc	1,217
2,471,172		TJX Companies, Inc	130,676
151,399		Tokmanni Group Corp	1,381
11,400	*	Tokyo Base Co Ltd	87
9,500		Tokyo Derica Co Ltd	86
282,127		Tractor Supply Co	30,695
451,000	*,g	Trainline plc	2,361
753,444		Truworths International Ltd	3,740
240,329	*	Ulta Beauty, Inc	83,368
54,206	e	Uni-Select, Inc	514
47,299		United Arrows Ltd	1,479
5,322		United Electronics Co	96
86,446	*	Urban Outfitters, Inc	1,967
194,960		USS Co Ltd	3,851
1,990	e	Valora Holding AG.	506
148

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
3,106,300		Via Varejo S.A.	$4,101
401,300	*	Vipshop Holdings Ltd (ADR)	3,463
4,271		V-Mart Retail Ltd	137
53,800		VT Holdings Co Ltd	210
53,852	*	Waitr Holdings Inc	339
140,432	*	Wayfair, Inc	20,503
12,540,000	*	We Solutions Ltd	683
137,112		Webjet Ltd	1,310
1,250,252		Wesfarmers Ltd	31,782
7,640		Weyco Group, Inc	204
500,478		WH Smith plc	12,536
648,500		Wilcon Depot, Inc	213
251,218	e	Williams-Sonoma, Inc	16,329
3,098		Winmark Corp	536
928,082	e	Woolworths Holdings Ltd	3,216
70,300	*	World Co Ltd	1,346
12,800		Xebio Co Ltd	146
72,951	e,g	XXL ASA	244
756,784		Yamada Denki Co Ltd	3,349
113,800		Yellow Hat Ltd	1,523
90,000	e	Yume No Machi Souzou Iinkai Co Ltd	1,323
227,072	*,g	Zalando SE	10,054
448,000		Zhongsheng Group Holdings Ltd	1,249
3,328	*	zooplus AG.	453
168,816	*	Zumiez, Inc	4,406
		TOTAL RETAILING	6,151,668

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.4%
255,163	*	Acacia Communications, Inc	12,033
97,615		A-DATA Technology Co Ltd	141
36,415	*,e	Adesto Technologies Corp	297
41,723	*	Advanced Energy Industries, Inc	2,348
5,372,912	*,e	Advanced Micro Devices, Inc	163,175
5,216		Advanced Process Systems Corp	118
148,982		Advantest Corp	4,102
65,088	*	Aixtron AG.	622
27,755	*	Alpha & Omega Semiconductor Ltd	259
34,109	*	Ambarella, Inc	1,505
348,072	*	Amkor Technology, Inc	2,597
77,045	e	ams AG.	3,016
700,840		Analog Devices, Inc	79,104
3,789,252		Applied Materials, Inc	170,175
65,973	*	Aquantia Corp	860
181,738		Ardentec Corp	170
2,628,245		ASE Industrial Holding Co Ltd	5,246
62,442		ASM International NV	4,053
264,930		ASM Pacific Technology	2,716
17,884		ASMedia Technology, Inc	279
663,225		ASML Holding NV	138,010
10,000		ASPEED Technology, Inc	191
16,125	*	Atto Co Ltd	56
39,160	*	Axcelis Technologies, Inc	589
51,965	*	AXT, Inc	206
43,965	e	BE Semiconductor Industries NV	1,128
149

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
1,336,749	n	Broadcom, Inc	$384,796
107,088		Brooks Automation, Inc	4,150
32,717		Cabot Microelectronics Corp	3,601
27,085	*	Ceva, Inc	660
6,000		Chang Wah Technology Co Ltd	51
11,538	*,†	China Energy Savings Technology, Inc	0
1,296,000		Chipbond Technology Corp	2,527
277,436		ChipMOS Technologies, Inc	213
65,049	*	Cirrus Logic, Inc	2,843
43,246		Cohu, Inc	667
1,241,801	*,n	Cree, Inc	69,764
717,168		Cypress Semiconductor Corp	15,950
231,623		Dainippon Screen Manufacturing Co Ltd	9,644
4,100	*	Daqo New Energy Corp (ADR)	174
344,796	*	Dialog Semiconductor plc	13,874
328,567	*	Diodes, Inc	11,950
20,382	e	Disco Corp	3,363
130,573		Dongbu HiTek Co Ltd	1,665
22,226	*	DSP Group, Inc	319
178,400		Elan Microelectronics Corp	419
103,000		Elite Semiconductor Memory Technology, Inc	107
21,980		Elmos Semiconductor AG.	550
37,571		eMemory Technology, Inc	460
79,893		Entegris, Inc	2,982
4,002		Eo Technics Co Ltd	220
496,000		Epistar Corp	400
200,000		Everlight Electronics Co Ltd	187
101,060		Faraday Technology Corp	157
16,800		Ferrotec	133
187,494	*	First Solar, Inc	12,315
197,000		Forhouse Corp	120
108,103	*	Formfactor, Inc	1,694
61,000		Formosa Advanced Technologies Co Ltd	70
34,000	*	Formosa Sumco Technology Corp	134
226,850		Foxsemicon Integrated Technology, Inc	888
5,901,000	*,e	GCL Poly Energy Holdings Ltd	325
13,435	*	GemVax & Kael Co Ltd	164
36,000		Global Unichip Corp	263
795,000		Globalwafers Co Ltd	8,088
296,033		Globetronics Technology BHD	120
129,000		Greatek Electronics, Inc	179
15,654	*	GSI Technology, Inc	134
268,400		Hana Microelectronics PCL (Foreign)	226
12,664		Hanmi Semiconductor Co Ltd	83
81,000		Holtek Semiconductor, Inc	187
411,000	e,g	Hua Hong Semiconductor Ltd	797
909,158		Hynix Semiconductor, Inc	54,685
23,757	*,e	Ichor Holdings Ltd	562
53,415	*,e	Impinj, Inc	1,529
1,236,105		Infineon Technologies AG.	21,965
2,836	*	Innox Advanced Materials Co Ltd	132
654,549	*	Inphi Corp	32,793
8,169,724	n	Intel Corp	391,085
150

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
478,331	*,e	IQE plc	$369
31,300		Japan Material Co Ltd	448
365,600	*,e	JinkoSolar Holding Co Ltd (ADR)	7,930
16,333		Jusung Engineering Co Ltd	95
548,000		King Yuan Electronics Co Ltd	474
120,000		Kinsus Interconnect Technology Corp	154
392,339		Kla-Tencor Corp	46,374
5,477		Koh Young Technology, Inc	395
7,137		L&F Co Ltd	169
804,567		Lam Research Corp	151,130
32,800		Land Mark Optoelectronics Corp	278
21,800		Lasertec Corp	865
1,252,633	*	Lattice Semiconductor Corp	18,276
6,064		LEENO Industrial Inc	315
48,690		LONGi Green Energy Technology Co Ltd	164
14,000		Machvision, Inc	167
52,727	*	MA-COM Technology Solutions	798
834,000		Macronix International	625
31,300		Malaysian Pacific Industries BHD	70
4,011,251		Marvell Technology Group Ltd	95,749
458,287		Maxim Integrated Products, Inc	27,415
69,829	*	MaxLinear, Inc	1,637
5,185,194		MediaTek, Inc	52,520
1,740		Meerecompany, Inc	75
7,100		Megachips Corp	90
11,655	e	Melexis NV	788
1	*	Mellanox Technologies Ltd	0	^
340,916	*,e	Meyer Burger Technology AG.	183
260,766	e	Microchip Technology, Inc	22,608
1,657,896	*,n	Micron Technology, Inc	63,978
13,900		Micronics Japan Co Ltd	123
122,500		Mimasu Semiconductor Industry Co Ltd	1,830
13,800	e	Mitsui High-Tec, Inc	152
58,691		MKS Instruments, Inc	4,571
199,684		Monolithic Power Systems, Inc	27,113
24,662	*	Nanometrics, Inc	856
928,000		Nanya Technology Corp	1,929
950,405	*	Neo Solar Power Corp	300
288,806	*	NeoPhotonics Corp Ltd	1,207
79,843	*	Nordic Semiconductor ASA	336
16,415	*	Nova Measuring Instruments Ltd	409
2,711,752		Novatek Microelectronics Corp Ltd	15,132
24,800		Nuflare Technology, Inc	1,527
6,330		NVE Corp	441
986,583	n	NVIDIA Corp	162,027
1,403,363		NXP Semiconductors NV	136,982
1,152,704	*	ON Semiconductor Corp	23,296
12,440		On-Bright Electronics, Inc	65
11,600		Optorun Co Ltd	252
159,000	*	Pan Jit International, Inc	130
35,401		Parade Technologies Ltd	602
36,225	*	PDF Solutions, Inc	475
831,895		Phison Electronics Corp	7,591
69,461	*	Photronics, Inc	570
151

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
57,613		Pixart Imaging, Inc	$229
32,024		Power Integrations, Inc	2,568
674,397		Powertech Technology, Inc	1,653
152,239	*	Qorvo, Inc	10,141
3,755,197	n	Qualcomm, Inc	285,658
2,964,000		Radiant Opto-Electronics Corp	9,961
607,869	*	Rambus, Inc	7,319
2,755,333		Realtek Semiconductor Corp	20,294
2,661,234	*	Renesas Electronics Corp	13,239
5,497		RFHIC Corp	139
1,067,137		Rohm Co Ltd	71,899
5,900	*	Rorze Corp	125
29,200	e	RS Technologies Co Ltd	780
31,296	*	Rudolph Technologies, Inc	865
6,118,027		Samsung Electronics Co Ltd	249,128
799,145		Samsung Electronics Co Ltd (Preference)	26,503
89,738	*	Sanan Optoelectronics Co Ltd	148
12,499		Sanken Electric Co Ltd	261
55,000		SDI Corp	114
4,705,547	*,e	Semiconductor Manufacturing International Corp	5,245
234,427	*	Semtech Corp	11,264
17,435		Seoul Semiconductor Co Ltd	273
124,000	*	Shanghai Fudan Microelectronics Group Co Ltd	143
3,200		Shindengen Electric Manufacturing Co Ltd	109
36,200		Shinko Electric Industries	306
155,000		Sigurd Microelectronics Corp	148
64,934		Silergy Corp	1,273
48,945	*	Silicon Laboratories, Inc	5,061
5,342		Silicon Works Co Ltd	199
87,249		Siltronic AG.	6,340
227,000		Sino-American Silicon Products, Inc	598
156,000		Sitronix Technology Corp	653
395,988		Skyworks Solutions, Inc	30,598
6,378		SMA Solar Technology AG.	185
13,310	*,e	SMART Global Holdings, Inc	306
11,496	*	SOITEC	1,258
2,298,794		STMicroelectronics NV	40,772
1,165,166	e	Sumco Corp	13,889
218,082	*,e	SunPower Corp	2,331
627,000		SVI PCL (Foreign)	89
95,000		Taiwan Semiconductor Co Ltd	153
36,598,158	n	Taiwan Semiconductor Manufacturing Co Ltd	279,917
113,000	*	Taiwan Surface Mounting Technology Co Ltd	213
423,941		Teradyne, Inc	20,311
1,531,464	n	Texas Instruments, Inc	175,751
2,042		Tokai Carbon Korea Co Ltd	96
86,384		Tokyo Electron Ltd	12,142
21,900		Tokyo Seimitsu Co Ltd	564
621,550		Topco Scientific Co Ltd	1,672
9,519		Toptec Co Ltd	77
98,561	*	Tower Semiconductor Ltd	1,513
1,746,000	*,†	Trony Solar Holdings Co Ltd.	2
4,000		U-Blox AG.	340
152

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
13,100		UKC Holdings Corp	$190
41,395	*	Ultra Clean Holdings	576
24,600		Ulvac, Inc	784
25,864,871		United Microelectronics Corp	11,654
124,361	e	Universal Display Corp	23,387
1,085,228		Vanguard International Semiconductor Corp	2,285
51,909	*	Veeco Instruments, Inc	634
154,266		Versum Materials, Inc	7,957
90,000	*	Via Technologies, Inc	103
71,068		Visual Photonics Epitaxy Co Ltd	183
82,600		ViTrox Corp BHD	140
219,975		Wafer Works Corp	251
633,000		Win Semiconductors Corp	4,075
1,747,000		Winbond Electronics Corp	856
15,270		WONIK IPS Co Ltd	317
31,084	*,e,g	X-Fab Silicon Foundries SE	175
671,639		Xilinx, Inc	79,200
68,000	*	XinTec, Inc	76
2,337,725		Xinyi Solar Holdings Ltd	1,155
281,744		Xperi Corp	5,801
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	3,990,029

SOFTWARE & SERVICES - 9.7%
25,100	*	21Vianet Group, Inc (ADR)	196
93,035	*,e	2U, Inc	3,502
59,100		360 Security Technology, Inc	184
105,970	*	8x8, Inc	2,554
347,314	*	A10 Networks, Inc	2,369
1,489,231		Accenture plc	275,165
125,992	*	ACI Worldwide, Inc	4,327
844,912	*	Adobe, Inc	248,953
81,660	*,g	Adyen NV	62,991
687,591	*	Afterpay Touch Group Ltd	12,184
1,844,000	*,e	AGTech Holdings Ltd	113
2,825		Ahnlab, Inc	157
58,000		Aisino Corp	195
589,094	*	Akamai Technologies, Inc	47,210
40,416	*	Alarm.com Holdings, Inc	2,162
92,188	*,g	Alfa Financial Software Holdings plc	123
93,879		Alliance Data Systems Corp	13,155
42,028	*,e	Altair Engineering, Inc	1,698
29,712	e	Alten	3,562
10,822	*,e	Alteryx, Inc	1,181
309,103		Altium Ltd	7,461
132,961	e	Altran Technologies S.A.	2,110
631,114	e	Amadeus IT Holding S.A.	50,013
112,716	*	Amber Road, Inc	1,472
361,968		Amdocs Ltd	22,475
35,185	*	American Software, Inc (Class A)	463
1,906,117	*	Anaplan, Inc	96,202
93,033	*	Ansys, Inc	19,055
240,185		Appen Ltd	4,745
16,859	*	Appfolio, Inc	1,724
35,071	*	Appian Corp	1,265
153

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
31,200		Argo Graphics, Inc	$690
175,579	*	Aspen Technology, Inc	21,821
239,879		Asseco Poland S.A.	3,424
115,747	*	Atlassian Corp plc	15,144
124,044		Atos Origin S.A.	10,363
16,859		Aubay	601
8,400	*,e	Aurora Mobile Ltd (ADR)	40
217,886	*	Autodesk, Inc	35,494
1,157,145		Automatic Data Processing, Inc	191,311
141,829	*	Avalara, Inc	10,240
959,519	g	Avast plc	3,661
112,908	*	Avaya Holdings Corp	1,345
60,732		Aveva Group plc	3,117
93,207		Bechtle AG.	10,727
8,600		Beijing Shiji Information Technology Co Ltd	45
30,001	*,e	Benefitfocus, Inc	815
440,959	*	Black Knight, Inc	26,524
55,453		Blackbaud, Inc	4,630
561,262	*	Blackberry Ltd (New)	4,183
132,308	*	Blackline, Inc	7,080
164,187	*	Blue Prism Group plc	2,881
531,482		Booz Allen Hamilton Holding Co	35,189
74,870	*	Bottomline Technologies, Inc	3,312
307,659	*,e	Box, Inc	5,418
368,633		Bravura Solutions Ltd	1,262
76,820	*	Brightcove, Inc	794
58,600		Broadleaf Co Ltd	290
275,178		Broadridge Financial Solutions, Inc	35,135
34,446	*	CACI International, Inc (Class A)	7,047
446,894	*	Cadence Design Systems, Inc	31,645
20,759	*	Cafe24 Corp	1,107
21,960		Cancom SE	1,166
157,563		Cap Gemini S.A.	19,590
256,504	*,e	Carbon Black, Inc	4,289
84,211	*	Carbonite, Inc	2,193
43,636	*	Cardtronics plc	1,192
15,298		Cass Information Systems, Inc	742
395,760		CDK Global, Inc	19,566
85,494	*	Ceridian HCM Holding, Inc	4,292
495,150	*	CGI, Inc	38,068
3,000	*,e	Change, Inc	69
35,208	*	ChannelAdvisor Corp	308
128,741	*	Check Point Software Technologies	14,884
13,600	*,e	Cheetah Mobile, Inc (ADR)	48
884,000	e	Chinasoft International Ltd	435
1,475,013		Cielo S.A.	2,581
242,942	*	Cision Ltd	2,850
158,443		Citrix Systems, Inc	15,550
340,056	*,e	Cloudera, Inc	1,789
1,002,051		Cognizant Technology Solutions Corp (Class A)	63,520
90,214	*	Commvault Systems, Inc	4,476
307,633		Computacenter plc	5,195
14,800		Computer Engineering & Consulting Ltd	327
154

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
550,542		Computershare Ltd	$6,279
13,500		Comture Corp	482
341,022	*	Conduent, Inc	3,270
19,962		Constellation Software, Inc	18,814
63,514	*	Cornerstone OnDemand, Inc	3,679
15,128	*,e	Coupa Software, Inc	1,915
92,873		CSG Systems International, Inc	4,535
42,027	*	CyberArk Software Ltd	5,373
10,300	*	Cybozu, Inc	117
1,072,797		Dassault Systemes S.A.	171,117
673,368	*	Descartes Systems Group, Inc	24,913
14,691		Devoteam S.A.	1,757
11,718	*,e	Digimarc Corp	520
10,100		Digital Arts, Inc	893
324,000	*,e	Digital China Holdings Ltd	182
18,500		Digital Garage, Inc	588
86,712	*	Digital Turbine, Inc	434
132,869	*	DocuSign, Inc	6,605
72,424	*	Domo, Inc	1,979
74,884	*	Dropbox, Inc	1,876
113,000		DTS Corp	2,361
9,603		DuzonBIzon Co Ltd	519
629,494		DXC Technology Co	34,717
25,694	e	Ebix, Inc	1,290
22,828		eClerx Services Ltd	254
71,462		Econocom Group S.A.	256
140,294	*	EDB Business Partner ASA	574
50,747	*	eGain Corp	413
14,541	*,e	Elastic NV	1,086
47,266		Ementor ASA	643
93,756	*	Endurance International Group Holdings, Inc	450
52,830		Enghouse Systems Ltd	1,397
53,669	*	Envestnet, Inc	3,669
81,350		EOH Holdings Ltd	113
53,795	*	EPAM Systems, Inc	9,312
493,464	g	Equiniti Group plc	1,379
156,143	*	Euronet Worldwide, Inc	26,269
128,725	*	Everbridge, Inc	11,511
1,008,369	*	Everi Holdings, Inc	12,030
525,671		EVERTEC, Inc	17,189
113,076	*	Evo Payments, Inc	3,565
60,396	*,e	Exela Technologies, Inc	132
37,483	*	ExlService Holdings, Inc	2,479
51,663	*	Fair Isaac Corp	16,223
1,075,037		Fidelity National Information Services, Inc	131,886
218,058	*,e	FireEye, Inc	3,229
148,878	*	First American Corp	6,228
900,825	*	First Data Corp	24,385
81,331	e	First Derivatives plc	3,676
846,572		Firstsource Solutions Ltd	605
657,299	*	Fiserv, Inc	59,919
260,053	*,e	Five9, Inc	13,338
197,665	*	FleetCor Technologies, Inc	55,514
243,403	*	ForeScout Technologies, Inc	8,242
155

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
19,818		Formula Systems 1985 Ltd	$1,022
333,736	*	Fortinet, Inc	25,641
129,658		Fortnox AB	1,958
59,035	e	F-Secure Oyj	167
63,200	e	FUJI SOFT, Inc	2,779
661,738		Fujitsu Ltd	46,246
4,200		Fukui Computer Holdings, Inc	97
46,000		Future Architect, Inc	909
155,630	*	Gartner, Inc	25,047
262,145		GB Group plc	1,841
104,000	*,e	GDS Holdings Ltd (ADR)	3,907
808,996		Genpact Ltd	30,815
124,930	*,g	Global Dominion Access S.A.	641
393,825		Global Payments, Inc	63,063
41,025	*,e	Globant S.A.	4,146
2,500	*	GMO Cloud KK	70
125,200		GMO internet, Inc	2,276
48,300		GMO Payment Gateway, Inc	3,338
536,167	*	GoDaddy, Inc	37,612
38,149	*,e	GTT Communications, Inc	671
30,946	*	GTY Technology Holdings Inc	212
89,908	*	Guidewire Software, Inc	9,115
6,900	*,e	Gunosy, Inc	116
8,912		Haansoft, Inc	97
169,324		Hackett Group, Inc	2,843
91,841		Hansen Technologies Ltd	254
1,178,111		HCL Technologies Ltd	18,174
4,600		Hearts United Group Co Ltd	45
126,716		Hexaware Technologies Ltd	695
822,000	*	Hi Sun Technology China Ltd	133
20,140		Hilan Ltd	655
229,650	*	HubSpot, Inc	39,160
276,800	*,e,g	Huifu Payment Ltd	152
6,760		Hundsun Technologies, Inc	67
23,229	*	I3 Verticals, Inc	684
52,736		Ideanomics Inc	130
50,700	*	Iflytek Co Ltd	246
76,230	*	Indra Sistemas S.A.	771
95,300		Ines Corp	1,016
156,786		Inesa Intelligent Tech, Inc - B	93
15,500		Infocom Corp	354
490,100		Infomart Corp	7,681
43,155	*	Information Services Group, Inc	136
7,900		Information Services International-Dentsu Ltd	253
4,824,253		Infosys Technologies Ltd	51,487
9,202	*	Inspired Entertainment, Inc	78
1,130,000		Inspur International Ltd	552
34,652	*	Instructure, Inc	1,473
55,465		Integrated Research Ltd	129
6,979		Intelligent Systems Corp	201
1,379,871		International Business Machines Corp	190,284
34,218	*	International Money Express Inc	482
68,850	*	InterXion Holding NV	5,239
156

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
813,765		Intuit, Inc	$212,661
95,435		iomart Group plc	393
160,437		Iress Market Technology Ltd	1,572
255,830		IT Holdings Corp	13,074
88,506		Itochu Techno-Science Corp	2,275
86,699	e	j2 Global, Inc	7,707
33,702		Jack Henry & Associates, Inc	4,513
18,600		Justsystems Corp	605
212,390		Kainos Group plc	1,759
6,700		Kanematsu Electronics Ltd	186
171,988		KBR, Inc	4,289
151,937	e	Keywords Studios plc	3,518
6,607		Kginicis Co Ltd	86
223,825	*	Kinaxis, Inc	13,959
2,069,000	e	Kingdee International Software Group Co Ltd	2,241
745,061	*,e	Kingsoft Corp Ltd	1,614
4,205	*	Korea Information & Communications Co Ltd	32
421,830		KPIT Cummins Infosystems Ltd	527
441,926	*	KPIT Engineering Ltd	619
9,200	e	LAC Co Ltd	150
5,515,230	e	Learning Technologies Group plc	6,785
288,422		Leidos Holdings, Inc	23,030
132,900	*	Lightspeed POS, Inc	3,695
454,107	*	Limelight Networks, Inc	1,226
305,891		Link Administration Holdings Ltd	1,076
67,767		Linx S.A.	629
68,998	*	Liveperson, Inc	1,935
308,199	*	LiveRamp Holdings, Inc	14,941
153,721		LogMeIn, Inc	11,326
148,700	*	Logo Yazilim Sanayi Ve Ticaret AS.	1,070
1,960		Lotte Data Communication Co	70
10,507	*	Majesco	98
114,772	*	Manhattan Associates, Inc	7,957
30,632		Mantech International Corp (Class A)	2,017
3,060,026		MasterCard, Inc (Class A)	809,468
45,044		Matrix IT Ltd	649
124,986		MAXIMUS, Inc	9,066
59,816	*	Megaport Ltd	275
355,770		Micro Focus International plc	9,357
18,810,899	n	Microsoft Corp	2,519,908
39,460	*	MicroStrategy, Inc (Class A)	5,655
127,619		MindTree Ltd	1,715
10,200		Miroku Jyoho Service Co Ltd	322
235,034	*	Mitek Systems, Inc	2,336
3,800		Mitsubishi Research Institute, Inc	119
520,134	*	MobileIron, Inc	3,225
292,383	*	Model N, Inc	5,701
7,600	*,e	Money Forward, Inc	252
5,695	*	MongoDB, Inc	866
164,829		Monotype Imaging Holdings, Inc	2,776
133,838		Mphasis Ltd	1,948
912,500		My EG Services BHD	327
852,000	*,†,e	National Agricultural Holdings Ltd	1
187,473		NCC Group plc	389
157

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
31,600		NEC Networks & System Integration Corp	$807
74,682		Nemetschek AG.	4,499
135,300		NET One Systems Co Ltd	3,742
55,186	*,e,g	Netcompany Group A.S.	2,223
24,765	*	New Relic, Inc	2,142
189,370	*,e	NEXTDC Ltd	864
456,556		NIC, Inc	7,323
82,157	*	Nice Systems Ltd	11,247
77,500		Nihon Unisys Ltd	2,607
67,906		NIIT Technologies Ltd	1,323
24,000		Nippon System Development Co Ltd	695
310,419		Nomura Research Institute Ltd	4,992
22,900		NS Solutions Corp	729
235,381		NTT Data Corp	3,143
276,161	*	Nuance Communications, Inc	4,410
242,367	*	Nutanix, Inc	6,287
11,800		OBIC Business Consultants Ltd	536
50,297		Obic Co Ltd	5,716
150,681	*	Okta, Inc	18,611
34,953	*	OneSpan, Inc	495
283,739		Open Text Corp	11,709
4,000	*,e	Optim Corp	131
3,327,235		Oracle Corp	189,553
66,499		Oracle Corp Japan	4,869
2,800	*,e	Oro Co Ltd	64
186,457		Otsuka Corp	7,519
2,146	*	Pagerduty, Inc	101
187,014	*,e	Pagseguro Digital Ltd	7,288
99,254	*	Palo Alto Networks, Inc	20,224
576,310		Paychex, Inc	47,425
134,584	*	Paycom Software, Inc	30,513
116,895	*	Paylocity Holding Corp	10,967
5,369,380	*	PayPal Holdings, Inc	614,579
33,570		Paysign Inc	449
130,027		Pegasystems, Inc	9,259
36,443	*	Perficient, Inc	1,251
46,335		Persistent Systems Ltd	414
995,160		Perspecta, Inc	23,297
4,400	*,e	PKSHA Technology, Inc	267
123,551	*,e	Pluralsight, Inc	3,746
29,067		POSDATA Co Ltd	144
107,219		Presidio, Inc	1,466
28,923	*	PRGX Global, Inc	194
6,716	*	Priority Technology Holdings Inc	53
272,765		Progress Software Corp	11,898
1,087,448	*	Proofpoint, Inc	130,766
157,781	*	PROS Holdings, Inc	9,981
291,290	*	PTC, Inc	26,146
72,512	*,e	Pushpay Holdings Ltd	187
46,033	*	Q2 Holdings, Inc	3,515
21,761		QAD, Inc (Class A)	875
38,607	*	Qualys, Inc	3,362
11,700		Rakus Co Ltd	284
158

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
186,792	*	Rapid7, Inc	$10,804
140,219	*	RealPage, Inc	8,252
586,007	*	Red Hat, Inc	110,029
51,924		Reply S.p.A	3,543
23,952		RIB Software AG.	492
14,995	*	Rimini Street, Inc	79
267,470	*	RingCentral, Inc	30,738
713,879		Sabre Corp	15,848
30,977		SafeCharge International Group Ltd	170
1,291,111		Sage Group plc	13,167
189,536	*	SailPoint Technologies Holding, Inc	3,798
12,895		Saipens International Corp NV	212
4,063,196	*,n	salesforce.com, Inc	616,509
57,907		Samsung SDS Co Ltd	10,794
949,974		SAP AG.	130,234
69,545		Science Applications International Corp	6,020
12,181	*,e	SecureWorks Corp	162
1,367,020	*	ServiceNow, Inc	375,343
1,314,092		Shanghai 2345 Network Holding Group Co Ltd	746
8,830		SharpSpring Inc	115
250,201	*	SHIFT, Inc	13,033
117,088	*	Shopify, Inc (Class A) (Toronto)	35,190
9,346	*,e	ShotSpotter, Inc	413
2,429,160		Silverlake Axis Ltd	961
23,317		SimCorp AS	2,257
201,600		Sinosoft Technology Group Ltd	58
20,300	*	Smartsheet, Inc	982
4,200		Softbank Technology Corp	91
504,379		Softcat plc	6,229
27,039		Software AG.	929
43,869	*,e	SolarWinds Corp	805
78,319	*,e	Solutions 30 SE	784
17,191		Sonata Software Ltd	87
211,699		Sonda S.A.	295
193,926	g	Sophos Group plc	973
11,087		Sopra Group S.A.	1,292
45,500	e	Sourcenext Corp	168
163,307	*	Splunk, Inc	20,536
54,577	*	SPS Commerce, Inc	5,578
954,112	*	Square, Inc	69,202
598,123		SS&C Technologies Holdings, Inc	34,458
16,718	*	StarTek, Inc	137
23,400	*,e	StoneCo Ltd	692
61,442		Sumisho Computer Systems Corp	3,029
420,000		SUNeVision Holdings Ltd	366
595,818	*	SVMK, Inc	9,837
92,318	e	Switch, Inc	1,208
78,499	*	Sykes Enterprises, Inc	2,156
710,863		Symantec Corp	15,468
39,260	*	Synchronoss Technologies, Inc	311
1,184,204	*	Synopsys, Inc	152,395
63,600		Systena Corp	1,044
174,000		Systex Corp	430
267,515	*	Tableau Software, Inc	44,413
159

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
1,123,987		Tata Consultancy Services Ltd	$36,270
50,380		Tata Elxsi Ltd	646
765,450	*	Tech Mahindra Ltd	7,838
761,435		Technology One Ltd	4,222
275,765	*	Telaria, Inc	2,074
75,024	*	TeleNav, Inc	600
85,329		Temenos Group AG.	15,278
279,778	*,e	Tenable Holdings, Inc	7,985
2,856,522	*,n	Teradata Corp	102,406
33,431	e	Tietoenator Oyj	991
198,839		TiVo Corp	1,465
10,300		TKC	457
509,714		Total System Services, Inc	65,381
77,200		Totvus S.A.	884
36,941	*	Trade Desk, Inc	8,414
14,200	*	Trans Cosmos, Inc/Japan	318
805,000		Travelsky Technology Ltd	1,619
59,958		Trend Micro, Inc	2,679
15,908		TTEC Holdings, Inc	741
11,057	*,e	Tucows, Inc	675
158,585	*	Twilio, Inc	21,623
72,377	*	Tyler Technologies, Inc	15,635
216,593	*,e	Unisys Corp	2,105
193,800	e	UNITED, Inc	2,673
41,346	*	Upland Software, Inc	1,882
58,010	*,e	USA Technologies, Inc	431
224,011		Vakrangee Ltd	110
49,381	*	Varonis Systems, Inc	3,059
215,018	*	Verint Systems, Inc	11,564
369,143	*	VeriSign, Inc	77,210
110,553		Verra Mobility Corp	1,447
73,944	*,e	VirnetX Holding Corp	459
32,763	*	Virtusa Corp	1,456
4,925,559	e	Visa, Inc (Class A)	854,831
79,189		VMware, Inc (Class A)	13,241
4,800		Wangsu Science & Technology Co Ltd	8
855,995		Western Union Co	17,026
86,772	*	WEX, Inc	18,057
1,696,922		Wipro Ltd	6,908
112,208		Wirecard AG.	18,943
60,731		Wisetech Global Ltd	1,188
62,705	*	Wix.com Ltd	8,910
176,427	*	Workday, Inc	36,270
160,736	*	Workiva, Inc	9,337
103,430	*,g	Worldline S.A.	7,515
1,586,615	*	Worldpay, Inc	194,440
132	*	Xero Ltd	6
14,700	*,e	Xunlei Ltd (ADR)	39
337,545	*,e	Yext, Inc	6,781
73,580		Yonyou Network Technology Co Ltd	289
272,192	*	Zendesk, Inc	24,233
27,085		Zensar Technologies Ltd	101
89,083	*	Zix Corp	810
160

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
614,927	*,e	Zscaler, Inc	$47,128
95,799	*	Zuora Inc	1,468
		TOTAL SOFTWARE & SERVICES	11,270,730

TECHNOLOGY HARDWARE & EQUIPMENT - 4.7%
123,493	*,e	3D Systems Corp	1,124
574,922		AAC Technologies Holdings, Inc	3,253
125,635	*,e	accesso Technology Group plc	1,101
1,693,292		Accton Technology Corp	7,193
2,171,762		Acer, Inc	1,350
321,256		Adtran, Inc	4,899
78,158	*	ADVA AG. Optical Networking	572
19,000		Advanced Ceramic X Corp	148
721,932		Advantech Co Ltd	6,148
146,550	*	Aerohive Networks, Inc	649
68,096	*	Agilysys, Inc	1,462
21,200	e	Ai Holdings Corp	344
9,522	*	Airgain Inc	135
25,880	*	Akoustis Technologies, Inc	166
677,505		Alps Electric Co Ltd	11,474
15,895		ALSO Holding AG.	2,273
30,400		Amano Corp	841
513,089		Amphenol Corp (Class A)	49,226
136,175	*	Anixter International, Inc	8,131
129,600	e	Anritsu Corp	2,260
2,796,000	*,†,e	Anxin-China Holdings Ltd	4
12,088,725	d,n	Apple, Inc	2,392,600
24,403	*,e	Applied Optoelectronics, Inc	251
557,000		Arcadyan Technology Corp	1,596
220,670	*,n	Arista Networks, Inc	57,290
94,531	*	Arlo Technologies, Inc	379
103,839	*	Arrow Electronics, Inc	7,401
101,000		Asia Optical Co, Inc	284
129,000		Asia Vital Components Co Ltd	160
12,280		AstroNova Inc	317
585,044		Asustek Computer, Inc	4,199
38,000		Aten International Co Ltd	113
7,296,893		AU Optronics Corp	2,186
133,800		Aurora Corp	423
80,913		Austria Technologie & Systemtechnik AG.	1,467
359,801	*	Avid Technology, Inc	3,281
214,418		Avnet, Inc	9,707
114,785		AVX Corp	1,905
89,295		Badger Meter, Inc	5,330
34,337		Barco NV	7,237
2,124		Basler AG.	121
13,360		Bel Fuse, Inc (Class B)	229
43,043		Belden CDT, Inc	2,564
43,424		Benchmark Electronics, Inc	1,091
7,430,000		Benq Corp	4,821
10,180	*	BH Co Ltd	165
945,500		BOE Technology Group Co Ltd	475
562,459		Brother Industries Ltd	10,654
523,500		BYD Electronic International Co Ltd	749
161

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
45,598	*,e	CalAmp Corp	$533
75,788	*	Calix, Inc	497
198,000	e	Camsing International Holding Ltd	182
11,400	*	Canon Electronics, Inc	192
541,074	e	Canon, Inc	15,844
160,000		Career Technology Co Ltd	160
18,670	e,g	Carel Industries S.p.A	227
35,563	*	Casa Systems, Inc	229
72,943		Casetek Holdings Ltd	98
1,763,857		Catcher Technology Co Ltd	12,672
470,000		Catic Shenzhen Holdings Ltd	242
661,432		CDW Corp	73,419
156,900	*	Celestica, Inc	1,071
167,602		Cheng Uei Precision Industry Co Ltd	171
483,949		Chicony Electronics Co Ltd	1,193
88,179		Chilisin Electronics Corp	259
489,600	*,†	China Fiber Optic Network System Group Ltd	1
4,560,000	*	China Innovationpay Group Ltd	280
1,149,000	g	China Railway Signal & Communication Corp Ltd	835
150,000		Chin-Poon Industrial Co	168
160,840		Chroma ATE, Inc	717
8,000		Chunghwa Precision Test Tech Co Ltd	107
971,226	*	Ciena Corp	39,947
14,945,053		Cisco Systems, Inc	817,943
168,200		Citizen Watch Co Ltd	865
11,760	*	Clearfield, Inc	156
193,393		Clevo Co	193
732,394	*	CMC Magnetics Corp	162
23,400		CMK Corp	137
4,766		Coda Octopus Group Inc	62
306,106		Cognex Corp	14,687
25,711	*	Coherent, Inc	3,506
765,089	*,e	Comba Telecom Systems Holdings Ltd	171
4,014	e	Comet Holding AG.	389
260,517	*	CommScope Holding Co, Inc	4,098
1,390,688		Compal Electronics, Inc	912
462,000		Compeq Manufacturing Co	388
194,560		Comtech Telecommunications Corp	5,469
26,575		Concraft Holding Co Ltd	136
132,370	*	Control4 Corp	3,144
2,615,399	*,†	Coolpad Group Ltd	181
227,600		Coretronic Corp	319
2,308,822		Corning, Inc	76,722
179,267	*	Cray, Inc	6,242
35,808		CTS Corp	988
26,134		Daea TI Co Ltd	142
383,066		Daeduck Electronics Co	3,920
163,900		Daiwabo Co Ltd	7,833
43,398		Daktronics, Inc	268
1,674,000		Darfon Electronics Corp	2,395
8,701	*	DASAN Zhone Solutions, Inc	113
12,065	e	Datalogic S.p.A.	239
303,605	*	DataTec Ltd	749
162

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
290,539	*	Dell Technologies, Inc	$14,759
5,108,988		Delta Electronics, Inc	25,966
24,800		Denki Kogyo Co Ltd	733
30,100		Dexerials Corp	195
29,131	e	Dicker Data Ltd	110
80,124	*,e	Diebold, Inc	734
90,987	*	Digi International, Inc	1,154
241,051		Dolby Laboratories, Inc (Class A)	15,572
246,119	*	EchoStar Corp (Class A)	10,908
27,000		Egis Technology, Inc	211
9,171		Eizo Nanao Corp	327
42,700		Elecom Co Ltd	1,450
2,404,061		Electrocomponents plc	19,314
48,055	*	Electronics for Imaging, Inc	1,774
7,600		Elematec Corp	72
637,654		Elite Material Co Ltd	1,930
24,807		Ennoconn Corp	184
5,900		Enplas Corp	176
15,278	*	ePlus, Inc	1,053
3,853,449		Ericsson (LM) (B Shares)	36,576
78,200		ESPEC Corp	1,706
35,492		Evertz Technologies Ltd	497
138,669	*	Extreme Networks, Inc	897
233,949	*	F5 Networks, Inc	34,070
105,308	*	Fabrinet	5,231
20,268	*	FARO Technologies, Inc	1,066
11,630,000	*,e	FIH Mobile Ltd	1,297
612,125	*,e	Fingerprint Cards AB	1,084
185,719	*	Finisar Corp	4,247
98,352		Firich Enterprises Co Ltd	136
222,966	*,e	Fitbit, Inc	981
728,339		FLEXium Interconnect, Inc	2,026
322,187		Flir Systems, Inc	17,430
49,310		Flytech Technology Co Ltd	127
80,940	*	Focus Media Information Technology Co Ltd	63
3,581,882		Foxconn Industrial Internet Co Ltd	6,287
716,868		Foxconn Technology Co Ltd	1,458
495,982		Fujifilm Holdings Corp	25,181
121,000		General Interface Solution Holding Ltd	396
30,000		Genius Electronic Optical Co Ltd	395
1,581,000		Getac Technology Corp	2,378
1,957,000		Gigabyte Technology Co Ltd	3,363
11,827		Gilat Satellite Networks Ltd	102
9,598	*	G-treeBNT Co Ltd	235
20,000		Guangzhou Haige Communications Group, Inc Co	28
326,739		Halma plc	8,392
31,630		Hamamatsu Photonics KK	1,236
223,100		Hangzhou Hikvision Digital Technology Co Ltd	899
1,170,330		HannStar Display Corp	249
300,229	*	Harmonic, Inc	1,666
6,700		Hengtong Optic-electric Co Ltd	16
1,550,694		Hewlett Packard Enterprise Co	23,183
82,099		Hexagon AB (B Shares)	4,565
318,000	*	High Tech Computer Corp	375
163

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
5,300		Hioki EE Corp	$172
23,353		Hirose Electric Co Ltd	2,613
897,379		Hitachi High-Technologies Corp	46,134
3,481,138		Hitachi Ltd	128,080
29,700		Hochiki Corp	368
61,470		Holystone Enterprise Co Ltd	208
12,165,961		Hon Hai Precision Industry Co, Ltd	30,353
24,995		Horiba Ltd	1,297
417,700		Hosiden Corp	4,651
1,670,595		HP, Inc	34,732
95,700		Ibiden Co Ltd	1,681
29,500		Icom, Inc	666
93,928		IEI Integration Corp	101
68,800	*,e	II-VI, Inc	2,515
10,491		Iljin Materials Co Ltd	340
33,181	*	Immersion Corp	253
1,168,370		Inari Amertron BHD	452
4,492		Inficon Holding AG.	2,742
176,496	*,e	Infinera Corp	514
48,993	*	Ingenico	4,336
29,307,219		InnoLux Display Corp	6,930
45,625	*	Inseego Corp	219
216,336	*	Insight Enterprises, Inc	12,591
308,500		Integrated Micro-Electronics, Inc	61
82,929		InterDigital, Inc	5,341
1,671,535		Inventec Co Ltd	1,329
51,964	*	IPG Photonics Corp	8,015
10,800		Iriso Electronics Co Ltd	545
8,152		Isra Vision AG.	363
7,400		ITC Networks Corp	94
1,416,357		ITEQ Corp	4,997
32,476	*	Iteris, Inc	168
95,161	*	Itron, Inc	5,954
34,371		Ituran Location and Control Ltd	1,034
464,667		Jabil Circuit, Inc	14,683
373,600		Japan Aviation Electronics Industry Ltd	5,506
8,900		Japan Cash Machine Co Ltd	91
376,200	*,e	Japan Display, Inc	249
117,266		Jenoptik AG.	3,792
608,886		Juniper Networks, Inc	16,215
59,700		Kaga Electronics Co Ltd	864
4,832		Kapsch TrafficCom AG.	176
353,700		KCE Electronics PCL	219
63,437		Kemet Corp	1,193
52,429		Keyence Corp	32,334
1,207,014	*	Keysight Technologies, Inc	108,402
53,851	*	Kimball Electronics, Inc	875
1,817,000		Kingboard Chemical Holdings Ltd	5,061
1,083,500		Kingboard Laminates Holdings Ltd	994
11,313	*	KMW Co Ltd	403
91,082	*	Knowles Corp	1,668
16,300		Koa Corp	212
803,855		Konica Minolta Holdings, Inc	7,832
164

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
17,721	e	Kudelski S.A.	$117
23,009	*	KVH Industries, Inc	250
270,899		Kyocera Corp	17,750
17,791	e	Landis&Gyr Group AG.	1,419
226,166		Largan Precision Co Ltd	28,247
473,300	g	Legend Holdings Corp	1,117
256		LEM Holding S.A.	360
17,650,753		Lenovo Group Ltd	13,667
3,200	*	Lens Technology Co Ltd	3
12,291		LG Innotek Co Ltd	1,165
560,491	*	LG.Philips LCD Co Ltd	8,688
1,500,825		Lite-On Technology Corp	2,200
42,885		Littelfuse, Inc	7,587
341,096		Logitech International S.A.	13,634
31,995		Lotes Co Ltd	220
451,886	*	Lumentum Holdings, Inc	24,135
26,200		Macnica Fuji Electronics Holdings, Inc	348
5,100	e	Maruwa Co Ltd	280
27,600	e	Maxell Holdings Ltd	379
159,300		Mcj Co Ltd	1,170
51,500	*,e	Meiko Electronics Co	848
2,175,500	*,e,g	Meitu, Inc	702
4,200	*	Melco Holdings, Inc	115
101,076		Merry Electronics Co Ltd	552
157,000		Methode Electronics, Inc	4,485
264,335	e	Micronic Laser Systems AB	3,216
544,000		Micro-Star International Co Ltd	1,547
607,155		Mitac Holdings Corp	610
816,854		Motorola Solutions, Inc	136,194
32,752		MTS Systems Corp	1,917
1,030,775		Murata Manufacturing Co Ltd	46,406
307,000		Nan Ya Printed Circuit Board Corp	390
13,028	*,e	Napco Security Technologies, Inc	387
643,513		National Instruments Corp	27,021
120,978	*	NCR Corp	3,762
93,847		NEC Corp	3,703
66,189		Neopost S.A.	1,416
257,891		NetApp, Inc	15,912
36,265	*	Netgear, Inc	917
83,516	*	Netscout Systems, Inc	2,120
32,000	*	Newmax Technology Co Ltd	126
291,226		Nichicon Corp	2,378
4,600		Ninestar Corp	15
12,800		Nippon Ceramic Co Ltd	344
8,300		Nippon Chemi-Con Corp	122
55,897	e	Nippon Electric Glass Co Ltd	1,421
136,400		Nippon Signal Co Ltd	1,587
19,960	e	Nissha Printing Co Ltd	206
37,368	*,e	nLight, Inc	717
12,200		Nohmi Bosai Ltd	261
9,926,746	e	Nokia Corp	49,733
4,373,287		Nokia Oyj (Turquoise)	21,782
10,100	e	Noritsu Koki Co Ltd	198
89,039	*	Novanta, Inc	8,396
165

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
2,300	e	Ohara, Inc	$30
84,900		Oki Electric Industry Co Ltd	1,060
231,286		Omron Corp	12,130
18,100	e	Optex Co Ltd	228
18,400		Osaki Electric Co Ltd	120
39,460	*	OSI Systems, Inc	4,444
161,224		Pan-International Industrial	123
14,305	*,e	PAR Technology Corp	403
65,370		Park Electrochemical Corp	1,091
23,264		Partron Co Ltd	358
1,981,000	e	PAX Global Technology Ltd	806
14,139		PC Connection, Inc	495
10,586	*	PC Mall, Inc	371
1,505,917		Pegatron Technology Corp	2,611
38,648		Plantronics, Inc	1,432
32,044	*	Plexus Corp	1,870
1,442,000		Primax Electronics Ltd	2,517
1,156,000		Prime View International Co Ltd	1,244
1,200,849	*	Pure Storage, Inc	18,337
1,971,338		Quanta Computer, Inc	3,837
88,000	*	Quanta Storage, Inc	125
149,854	*	Radware Ltd	3,706
311,615		Redington India Ltd	492
21,012		Renishaw plc	1,138
146,970	*	Ribbon Communications, Inc	719
426,592		Ricoh Co Ltd	4,268
9,879	*,†	Ricoh India Ltd	0	^
35,400		Riken Keiki Co Ltd	647
12,000		Riso Kagaku Corp	191
594,202	*	Ritek Corp	174
20,664	*	Rogers Corp	3,566
10,600		Roland DG Corp	238
10,900		Ryosan Co Ltd	255
57,800		Ryoyo Electro Corp	949
26,787		S&T AG.	626
4,422		SAES Getters S.p.A.	103
44,792	e	Samsung Electro-Mechanics Co Ltd	3,811
149,514		Samsung SDI Co Ltd	30,675
3,592		Samwha Capacitor Co Ltd	161
561,278	*	Sanmina Corp	16,995
34,200		Sanshin Electronics Co Ltd	576
28,902	*	Scansource, Inc	941
1,031		Seagate Technology, Inc	49
160,376		Seiko Epson Corp	2,541
5,672	*,e,g	Sensirion Holding AG.	196
342,000		Sercomm Corp	743
17,548		Sesa S.p.A	567
76,316		SFA Engineering Corp	2,672
86,073		Shimadzu Corp	2,119
47,199	*,e	Sierra Wireless, Inc	571
17,200	e	Siix Corp	204
811,600		Simplo Technology Co Ltd	6,563
232,123		Sinbon Electronics Co Ltd	849
166

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
2,259		Sindoh Co Ltd	$92
68,857	e	Smart Metering Systems plc	464
24,251	*	Sonim Technologies Inc	309
73,186		Spectris plc	2,673
38,991		Sterlite Technologies Ltd	99
56,037	*	Stratasys Ltd	1,646
639,400		Sunny Optical Technology Group Co Ltd	6,620
2,853,000		Supreme Electronics Co Ltd	2,905
36,435	*	Synaptics, Inc	1,062
38,250		Syncmold Enterprise Corp	104
14,212		Synnex Corp	1,398
755,238		Synnex Technology International Corp	950
25,574	*	Taihan Fiberoptics Co Ltd	100
112,000		Taiwan Union Technology Corp	451
165,503	e	Taiyo Yuden Co Ltd	3,107
373,500		Tamura Corp	1,974
126,000		TDK Corp	9,815
742,562		TE Connectivity Ltd	71,123
99,495	*	Tech Data Corp	10,407
34,578	*	TELCON, Inc	172
1		Telefonaktiebolaget Lm Ericsson (ADR)	0	^
6,337		Tessco Technologies, Inc	113
66,495		Test Research, Inc	105
28,000		Thinking Electronic Industrial Co Ltd	72
500		Tianma Microelectronics Co Ltd	1
215,856	*,e	Tobii AB	961
77,625		Tong Hsing Electronic Industries Ltd	275
1,820,000	e	Tongda Group Holdings Ltd	140
59,600		Topcon Corp	749
17,700		Toshiba TEC Corp	494
180,000		TPK Holding Co Ltd	289
506,000		Tpv Technology Ltd	153
79,000		Transcend Information, Inc	182
299,132	*	Trimble Navigation Ltd	13,494
1,333,832		Tripod Technology Corp	4,744
766,000	*	Truly International Holdings	110
100,259	*	TTM Technologies, Inc	1,023
138,039		TXC Corp	155
100,645	e	Ubiquiti Networks, Inc	13,235
9,176,883		Unimicron Technology Corp	10,447
16,100		Unisplendour Corp Ltd	64
273,500		Unitech Printed Circuit Board Corp	185
11,200	e	V Technology Co Ltd	515
368,667		Venture Corp Ltd	4,451
24,424	*,e	Viasat, Inc	1,974
342,043	*	Viavi Solutions, Inc	4,546
332,834		Vishay Intertechnology, Inc	5,498
160,892	*	Vishay Precision Group, Inc	6,537
708,775		VS Industry BHD	189
1,054,800		VST Holdings Ltd	586
94,700		Vtech Holdings Ltd	849
202,600		Wacom Co Ltd	673
608,000		Wah Lee Industrial Corp	1,060
856,000		Walsin Technology Corp	4,548
167

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
676,000		Wasion Group Holdings Ltd	$248
489,930		Western Digital Corp	23,296
190,500	*,†,b	Wintek Corp	0	^
1,784,302		Wistron Corp	1,394
1,875,556		Wistron NeWeb Corp	4,425
5,476,000	e	World Wide Touch Technology Ho	277
613,473		WPG Holdings Co Ltd	797
7,815	*	Wrap Technologies Inc	49
2,334,956		WT Microelectronics Co Ltd	3,006
360,792		Xerox Corp	12,776
2,525,600	*,e,g	Xiaomi Corp	3,239
15,750	*,†	Ya Hsin Industrial Co Ltd	0
188,660		Yageo Corp	1,612
68,586		Yamatake Corp	1,679
73,400		Yaskawa Electric Corp	2,510
78,638		Yokogawa Electric Corp	1,548
123,344	*	Zebra Technologies Corp (Class A)	25,839
13,900		Zhejiang Dahua Technology Co Ltd	29
3,219,405		Zhen Ding Technology Holding Ltd	10,300
88,200	*	ZTE Corp	420
744,938	*	ZTE Corp (Class H)	2,157
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	5,409,067

TELECOMMUNICATION SERVICES - 2.2%
934,789		Advanced Info Service PCL (Foreign)	6,588
459,000		AFK Sistema (GDR)	1,417
36,039,384	e	America Movil S.A. de C.V. (Series L)	26,231
15,100	*	ARTERIA Networks Corp	175
1,001,000	*	Asia Pacific Telecom Co Ltd	236
17,260,715		AT&T, Inc	578,407
12,294		ATN International, Inc	710
18,079	*	Bandwidth Inc	1,356
204,460		BCE, Inc	9,302
2,715,904		Bezeq Israeli Telecommunication Corp Ltd	2,057
2,062,200		Bharti Airtel Ltd	10,353
583,739		Bharti Infratel Ltd	2,259
69,397	*	Boingo Wireless, Inc	1,247
6,496,825		BT Group plc	16,244
167,154	*	Cellcom Israel Ltd	479
745,998	g	Cellnex Telecom SAU	27,597
1,708,273		CenturyLink, Inc	20,089
8,351,249		China Mobile Hong Kong Ltd	76,027
21,672,457		China Telecom Corp Ltd	10,913
37,436,000	g	China Tower Corp Ltd	9,833
16,919,681		China Unicom Ltd	18,500
1,080,600		China United Network Communications Ltd	971
379,454	e	Chorus Ltd	1,454
3,543,988		Chunghwa Telecom Co Ltd	12,890
125,955	*	Cincinnati Bell, Inc	623
11,245,000		Citic 1616 Holdings Ltd	4,459
74,871		Cogent Communications Group, Inc	4,444
124,621	e	Consolidated Communications Holdings, Inc	614
3,983,379		Deutsche Telekom AG.	69,011
168

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
8,414,739		Digi.Com BHD	$10,279
64,481		DNA Oyj	1,540
2,069		Drillisch AG.	69
281,583		Elisa Oyj (Series A)	13,739
1,511,551		Emirates Telecommunications Group Co PJSC	6,864
153,242	*	Empresa Nacional de Telecomunicaciones S.A.	1,560
159,030	*	Etihad Etisalat Co	1,020
72,019	g	Euskaltel S.A.	667
1,310,236		Far EasTone Telecommunications Co Ltd	3,302
73,337		Freenet AG.	1,467
309,401	*,e	Frontier Communications Corp	541
33,661		Globe Telecom, Inc	1,486
73,411	*,e	Gogo, Inc	292
210,555		Hellenic Telecommunications Organization S.A.	3,113
1,616,768		Himachal Futuristic Communications	457
2,113,000		HKBN Ltd	3,810
5,175,492		HKT Trust and HKT Ltd	8,215
808,651	e	Hutchison Telecommunications Hong Kong Holdings Ltd	191
7,072,194	*	Idea Cellular Ltd	1,244
57,585	*	IDT Corp (Class B)	545
89,349	e	Iliad S.A.	10,034
138,576	g	Infrastrutture Wireless Italiane S.p.A	1,359
372,103		Inmarsat plc	2,577
35,649	*	Inscobee, Inc	87
75,530	*,e	Intelsat S.A.	1,469
14,800		Internet Initiative Japan, Inc	278
2,669,900		Intouch Holdings PCL	5,528
602,900		Intouch Holdings PCL	1,234
137,558	*,e	Iridium Communications, Inc	3,200
11,693,100		Jasmine International PCL	2,750
1,700,597		KDDI Corp	43,275
1,493,643		Koninklijke KPN NV	4,587
135		KT Corp	3
222,725	*,†,e	Let’s GOWEX S.A.	3
143,314		LG Telecom Ltd	1,800
1,371,569		Magyar Telekom	2,034
348,734	*	Masmovil Ibercom S.A.	7,772
1,705,690		Maxis BHD	2,297
2,843		Millicom International Cellular S.A.	160
62,522	*	Mobile Telecommunications Co Saudi Arabia	200
883,818		Mobile TeleSystems (ADR)	8,228
91,061		Mobistar S.A.	1,806
1,535,849	e	MTN Group Ltd	11,614
6,999,400		NetLink NBN Trust	4,604
1,183,302		Nippon Telegraph & Telephone Corp	55,130
2,154,717		NTT DoCoMo, Inc	50,274
43,909	*	Ooma, Inc	460
66,214	*	Ooredoo QSC	1,190
1,475,347		Orange S. A.	23,271
994,191	*	Orascom Telecom Holding SAE	285
148,259	*	Orbcomm, Inc	1,075
109,939	*	Pareteum Corp	287
304,472	*	Partner Communications	1,303
169

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
3,705,741		PCCW Ltd	$2,139
21,556	*	pdvWireless, Inc	1,013
328,605	g	PLAY Communications S.A.	2,849
73,427		PLDT, Inc	1,842
18,887		Proximus plc	558
2,175,200		PT Link Net Tbk	654
64,424,924		PT Telekomunikasi Indonesia Persero Tbk	18,882
587,513		Rogers Communications, Inc (Class B)	31,449
35,673,473		Safaricom plc	9,775
172,314		Saudi Telecom Co	4,788
152,068	*	Sejong Telecom, Inc	66
172,878		Shenandoah Telecom Co	6,659
9,148,437		Singapore Telecommunications Ltd	23,656
52,725		SK Telecom Co Ltd	11,827
719,641		SmarTone Telecommunications Holding Ltd	686
1,157,539		Softbank Corp	15,037
2,241,108		Softbank Group Corp	107,944
128,684	e	SpeedCast International Ltd	315
21,985		Spok Holdings, Inc	331
1,316,730	*,e	Sprint Corp	8,651
393,500		StarHub Ltd	448
19,386	e,g	Sunrise Communications Group AG.	1,448
5,158	e	Swisscom AG.	2,591
1,506,942		Taiwan Mobile Co Ltd	5,943
444,527	e	TalkTalk Telecom Group plc	633
30,506		Tata Communications Ltd	214
21,443		Tele2 AB (B Shares)	313
71,400	e	Telecom Argentina S.A. (ADR) (Class B)	1,262
1,813,860		Telecom Corp of New Zealand Ltd	4,880
1,573,160		Telecom Egypt	1,309
265,389		Telecom Italia RSP	138
364,481	*	Telecom Italia S.p.A.	199
967,399	*	Telefonica Brasil S.A.	12,574
1,214,345		Telefonica Deutschland Holding AG.	3,393
6,019,084		Telefonica S.A.	49,497
96,026		Telekom Austria AG.	725
1,263,383		Telekom Malaysia BHD	1,224
525,487	*	Telekomunikacja Polska S.A.	942
948,094		Telenor ASA	20,143
929,385		Telephone & Data Systems, Inc	28,253
622,601	*,e	Telesites SAB de C.V.	383
4,288,626		TeliaSonera AB	19,013
215,687		Telkom S.A. Ltd	1,411
7,359,869		Telstra Corp Ltd	19,902
236,548		TELUS Corp	8,744
1,439,384		Tim Participacoes S.A.	4,359
194,820		Time dotCom BHD	423
2,230,294		TM International BHD	2,690
1,001,608	*	T-Mobile US, Inc	74,259
546,000		Total Access Communication PCL (Foreign)	943
2,250,800		Tower Bersama Infrastructure	604
333,295		TPG Telecom Ltd	1,508
8,081,792		True Corp PCL (Foreign)	1,515
170

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
1,458,262		Turkcell Iletisim Hizmet AS	$3,220
4,882		United Internet AG.	161
24,972	*	US Cellular Corp	1,116
11,464,312		Verizon Communications, Inc	654,956
4,600	*	Vision, Inc	208
396,743	*	Vocus Communications Ltd	912
795,775	e	Vodacom Group Pty Ltd	6,762
37,208,289		Vodafone Group plc	60,987
166,600		Vodafone Group plc (ADR)	2,721
151,310		Vodafone Qatar	295
1,387,880	*	Vonage Holdings Corp	15,725
10,037	*,e	Windstream Holdings, Inc	2
565,478	*	Zayo Group Holdings, Inc	18,610
		TOTAL TELECOMMUNICATION SERVICES	2,511,740

TRANSPORTATION - 2.0%
52,528	†,e	Abertis Infraestructuras S.A. (Continuous)	1,097
57,828		Aegean Airlines S.A.	536
93,218	g	Aena S.A.	18,476
22,984		Aeroports de Paris	4,055
1,123,918		Air Arabia PJSC	318
1,677,225		Air China Ltd (H shares)	1,686
596,418	*	Air France-KLM	5,732
695,894		Air New Zealand Ltd	1,241
63,653	*	Air Transport Services Group, Inc	1,553
1,388,200		AirAsia BHD	917
10,048,500		Airports of Thailand PCL (Foreign)	24,066
312,621		Alaska Air Group, Inc	19,980
664,327	e,g	ALD S.A.	10,390
83,406		All Nippon Airways Co Ltd	2,765
14,538		Allegiant Travel Co	2,086
14,378		Amerco, Inc	5,443
1,022,344	e	American Airlines Group, Inc	33,339
172,000		Anhui Expressway Co	106
3,233		AP Moller - Maersk AS (Class A)	3,760
6,386		AP Moller - Maersk AS (Class B)	7,946
75,610		Arkansas Best Corp	2,125
1,405,300		Asia Aviation PCL	185
380,073	*	Asiana Airlines	1,809
106,382	*	Atlas Air Worldwide Holdings, Inc	4,749
393,291		Atlas Arteria Ltd	2,169
1,039,247		Auckland International Airport Ltd	6,880
114,725		Autostrada Torino-Milano S.p.A.	3,710
414,076		Autostrade S.p.A.	10,798
232,345		Avianca Holdings S.A.	111
64,993	*	Avis Budget Group, Inc	2,285
126,500	*	Azul S.A.	1,426
339,900		Bangkok Airways Co Ltd	128
99,200		Bangkok Aviation Fuel Services PCL	115
6,110,453		Bangkok Expressway & Metro PCL	2,271
592,589		BBA Aviation plc	2,125
1,644,097		Beijing Capital International Airport Co Ltd	1,441
6,733		Blue Dart Express Ltd	262
679,051		Bollore	2,996
171

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
57,665	e	bpost S.A.	$547
4,844,027		BTS Group Holdings PCL	1,895
816,843		Canadian National Railway Co	75,600
139,605		Canadian Pacific Railway Ltd (Toronto)	32,880
348,000	*	CAR, Inc	275
135,660		Cathay Pacific Airways Ltd	203
593,000		Cebu Air, Inc	1,054
266,573		Central Japan Railway Co	53,450
211,559		CH Robinson Worldwide, Inc	17,845
1,351,335		China Airlines	428
2,263,500	*	China COSCO Holdings Co Ltd	883
2,200		China Eastern Airlines Corp Ltd	2
986,000		China Eastern Airlines Corp Ltd (H Shares)	579
3,104,525		China Merchants Holdings International Co Ltd	5,283
1,416,000		China Shipping Development Co Ltd	837
1,407,500		China Southern Airlines Co Ltd	978
3,800		China Southern Airlines Co Ltd (Class A)	4
48,746	e	Chorus Aviation, Inc	287
1,863,699		Cia de Concessoes Rodoviarias	6,630
199,511		Cia de Distribucion Integral Logista Holdings SAU	4,518
286,600		Cia de Locacao das Americas	3,648
1,825,405		ComfortDelgro Corp Ltd	3,590
12,726,288	*	Compania SudAmericana de Vapores S.A.	439
181,570	*	Container Corp Of India Ltd	1,499
372,500	*,e	Controladora Vuela Cia de Aviacion SAB de C.V.	349
60,230		Copa Holdings S.A. (Class A)	5,877
64,963	*	Cosan Logistica S.A.	301
606,200	*	Cosco Corp Singapore Ltd	141
1,212,000		Cosco International Holdings Ltd	385
5,260,295		COSCO Pacific Ltd	5,191
36,900	*	COSCO SHIPPING Holdings Co Ltd	27
49,487		Costamare, Inc	254
86,682	*	Covenant Transportation Group, Inc	1,275
3,113,685		CSX Corp	240,906
69,875	e	CTT-Correios de Portugal S.A.	168
19,871		D/S Norden	286
398,100		Daqin Railway Co Ltd	469
611,109		Dart Group plc	6,480
174,327	*,e	Daseke, Inc	628
1,283,555		Delta Air Lines, Inc	72,842
986,840		Deutsche Lufthansa AG.	16,920
745,042		Deutsche Post AG.	24,509
38,450	*	Dfds A.S.	1,633
235,312		DP World Ltd	3,741
870,536	e	DSV AS	85,722
54,987	*	Eagle Bulk Shipping, Inc	288
355,342		East Japan Railway Co	33,276
437,968		easyJet plc	5,303
125,462	*	Echo Global Logistics, Inc	2,618
1,241,800		EcoRodovias Infraestrutura e Logistica S.A.	3,480
703,332	g	Enav S.p.A	3,992
61,414	e,g	Europcar Groupe S.A.	437
1,009,883		Eva Airways Corp	486
172

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
227,000		Evergreen International Storage & Transport Corp	$104
1,697,115		Evergreen Marine Corp Tawain Ltd	681
10,395	e	Exchange Income Corp	303
66,654		Expeditors International of Washington, Inc	5,056
406,712		FedEx Corp	66,778
290,606		Finnair Oyj	2,318
697,635	*	Firstgroup plc	866
11,988		Flughafen Zuerich AG.	2,258
99,672		Forward Air Corp	5,896
35,778		Fraport AG. Frankfurt Airport Services Worldwide	3,080
71,100		Fukuyama Transporting Co Ltd	2,578
12,305	*	Genco Shipping & Trading Ltd	104
101,553	*	Genesee & Wyoming, Inc (Class A)	10,155
27,625		GLOVIS Co Ltd	3,856
137,287		Go-Ahead Group plc	3,438
48,000	*	Gol Linhas Aereas Inteligentes S.A.	407
624,830		Golden Ocean Group Ltd	3,626
761,939		Grindrod Ltd	328
389,694		Groupe Eurotunnel S.A.	6,242
184,900	*,e	Grupo Aeromexico SAB de C.V.	175
163,300		Grupo Aeroportuario del Centro Norte Sab de C.V.	997
292,831	e	Grupo Aeroportuario del Pacifico S.A. de C.V. (B Shares)	3,049
297,220		Grupo Aeroportuario del Sureste S.A. de C.V. (Class B)	4,817
356,700		Guangshen Railway Co Ltd	168
205,281		Gujarat Pipavav Port Ltd	261
37,479		Gulf Warehousing Co	536
27,700		Hamakyorex Co Ltd	979
113,453		Hamburger Hafen und Logistik AG.	3,002
16,130	e	Hanjin Kal Corp	420
3,116		Hanjin Transportation Co Ltd	99
209,721		Hankyu Hanshin Holdings, Inc	7,525
52,716		Hawaiian Holdings, Inc	1,446
111,661		Heartland Express, Inc	2,018
58,929	*,e	Hertz Global Holdings, Inc	940
25,800		Hitachi Transport System Ltd	839
6,827		Hopewell Highway Infrastructure Ltd	4
252,266	*	Hub Group, Inc (Class A)	10,590
9,952,900	e	Hutchison Port Holdings Trust	2,288
115,646	*	Hyundai Merchant Marine Co Ltd	371
1,454	*	ID Logistics Group	258
61,257		Iino Kaiun Kaisha Ltd	205
68,908		Imperial Holdings Ltd	252
290,750	g	InterGlobe Aviation Ltd	6,565
3,118		International Consolidated Airlines Group S.A.	19
957,297		International Container Term Services, Inc	2,735
153,114		Japan Airlines Co Ltd	4,887
43,750		Japan Airport Terminal Co Ltd	1,871
28,222		JB Hunt Transport Services, Inc	2,580
3,957		Jeju Air Co Ltd	114
583,464	*	JetBlue Airways Corp	10,788
1,201,834		Jiangsu Express	1,710
4,665		Jin Air Co Ltd	85
173

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
27,200		Julio Simoes Logistica S.A.	$103
197,944		Kamigumi Co Ltd	4,694
167,178		Kansas City Southern Industries, Inc	20,366
51,640	*,e	Kawasaki Kisen Kaisha Ltd	633
42,236		Keihin Electric Express Railway Co Ltd	728
140,059		Keio Corp	9,230
58,971		Keisei Electric Railway Co Ltd	2,151
730,649		Kerry Logistics Network Ltd	1,316
163,822		Kintetsu Corp	7,854
194,600		Kintetsu World Express, Inc	2,546
300,960	*	Kirby Corp	23,776
612,197	e	Knight-Swift Transportation Holdings, Inc	20,105
25,600		Konoike Transport Co Ltd	404
8,805	*	Korea Express Co Ltd	1,027
5,976	*	Korea Line Corp	140
39,200		Korean Air Lines Co Ltd	985
52,803		Kuehne & Nagel International AG.	7,843
82,291		Kyushu Railway Co	2,401
252,823		Lan Airlines S.A.	2,379
53,569		Landstar System, Inc	5,785
88,900		Lingkaran Trans Kota Holdings BHD	105
478,611		Localiza Rent A Car	5,108
388,671	*,e	Lyft, Inc (Class A)	25,540
151,282		Macquarie Infrastructure Co LLC	6,133
267,540		MacroAsia Corp	100
1,003,006		Malaysia Airports Holdings BHD	2,073
177,557		Marten Transport Ltd	3,223
19,600	e	Maruwa Unyu Kikan Co Ltd	866
4,600		Maruzen Showa Unyu Co Ltd	146
44,882		Matson, Inc	1,744
40,921	*	Mesa Air Group, Inc	374
2,864,456		MISC BHD	4,958
52,050		Mitsubishi Logistics Corp	1,433
18,702		Mitsui OSK Lines Ltd	449
11,122		Mitsui-Soko Co Ltd	160
37,700		Movida Participacoes S.A.	146
1,574,878		MTR Corp	10,608
130,780	e	Mullen Group Ltd	949
522,287	*	Mundra Port and Special Economic Zone Ltd	3,104
141,457		Nagoya Railroad Co Ltd	3,917
58,900		Nankai Electric Railway Co Ltd	1,434
939,095		National Express Group plc	4,788
33,246		Nippon Express Co Ltd	1,772
50,600		Nippon Konpo Unyu Soko Co Ltd	1,163
21,956		Nippon Yusen Kabushiki Kaisha	353
34,400		Nishi-Nippon Railroad Co Ltd	735
28,700		Nissin Corp	472
524,449	g	Nobina AB	3,255
544,140		Norfolk Southern Corp	108,463
73,153		Northgate plc	323
467,016	*,e	Norwegian Air Shuttle AS	1,952
74,003		Odakyu Electric Railway Co Ltd	1,813
87,264	e	Oesterreichische Post AG.	2,938
174

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
151,968		Old Dominion Freight Line	$22,683
2,426,290		Pacific Basin Shipping Ltd	445
3,118	*	PAM Transportation Services, Inc	193
10,309		Panalpina Welttransport Holding AG.	2,374
10,364		Park-Ohio Holdings Corp	338
315,207	*	Pegasus Hava Tasimaciligi AS.	2,479
14,106		Piraeus Port Authority	353
56,186	*	PKP Cargo S.A.	655
153,400		Pos Malaysia & Services Holdings BHD	56
318,150	*	Precious Shipping PCL	84
211,337		Promotora y Operadora de Infraestructura SAB de C.V.	2,100
1,977,654		PT Jasa Marga Tbk	801
12,718,000	*	PT Trada Maritime Tbk	113
125,886		Qantas Airways Ltd	478
47,769		Qatar Navigation QSC	851
1,757,602		QR National Ltd	6,672
829,934		Qube Logistics Holdings Ltd	1,774
530,554	*	Radiant Logistics, Inc	3,258
653,329		Redde plc	874
3,680	*	Roadrunner Transportation Systems Inc	35
518,145		Royal Mail plc	1,394
1,349,900	*	Rumo S.A.	7,287
37	*	Ryanair Holdings plc	0	^
17,008		Ryder System, Inc	992
581,193	*,e	Safe Bulkers, Inc	907
79,100		Sagami Railway Co Ltd	2,183
29,954	*	Saia, Inc	1,937
96	*,†	SAir Group	0
6,200		Sakai Moving Service Co Ltd	366
220,000		Sankyu, Inc	11,583
118,100		Santos Brasil Participacoes S.A.	134
617,010	*,e	SAS AB	823
10,205	*	Saudi Public Transport Co	37
11,100		SBS Holdings, Inc	157
500,522		Schneider National, Inc	9,130
67,761		Scorpio Bulkers, Inc	312
338,623	e	Seaspan Corp	3,322
691,317		Seibu Holdings, Inc	11,541
707,181		Seino Holdings Corp	9,445
141,300		Senko Co Ltd	1,118
10,600		SF Holding Co Ltd	52
257,220		SG Holdings Co Ltd	7,314
50,900		Shandong Airlines Co Ltd	56
32,400		Shanghai International Airport Co Ltd	396
270,700		Shanghai International Port Group Co Ltd	269
56,100		Shanghai Jinjiang International Investment Holdings Co	58
1,129,754		Shenzhen International Holdings Ltd	2,245
53,000		Shinwa Kaiun Kaisha Ltd	1,093
162,700		SIA Engineering Co Ltd	302
124,000		Sincere Navigation	64
375,351		Singapore Airlines Ltd	2,572
842,474		Singapore Airport Terminal Services Ltd	3,251
175

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
866,019	e	Singapore Post Ltd	$608
2,493,000		Sinotrans Ltd	907
3,281,000		SITC International Co Ltd	3,350
7,873		Sixt AG.	842
46,209		Sixt AG. (Preference)	3,367
7,087		Sixt Leasing AG.	88
153,950		Skywest, Inc	9,340
215,916	e	Societa Iniziative Autostradali e Servizi S.p.A.	4,012
1,114,981		Southwest Airlines Co	56,619
609,919	*	SpiceJet Ltd	1,105
380,645	*	Spirit Airlines, Inc	18,168
251,795		Stagecoach Group plc	406
12,450		Stolt-Nielsen S.A.	151
228,957	*	STX Pan Ocean Co Ltd	922
33,683		Sumitomo Warehouse Co Ltd	431
1,247,673		Sydney Airport	7,049
2,227,000		Taiwan High Speed Rail Corp	3,278
189,182		TAV Havalimanlari Holding AS	881
140,000		Tegma Gestao Logistica	1,048
218,739		TFI International, Inc	6,620
457,000	*	Thai Airways International PCL (Foreign)	158
802,000		Tianjin Port Development Holdings Ltd	84
257,986	e	TNT NV	447
171,495		Tobu Railway Co Ltd	5,005
475,697		Tokyu Corp	8,446
9,600		Tonami Holdings Co Ltd	501
107,526		Tourism Holdings Ltd	273
7,800		Trancom Co Ltd	451
2,378,826		Transurban Group (ASE)	24,631
1,409,298	*	Turk Hava Yollari	3,132
29,380	*,e	Uber Technologies, Inc	1,363
184,000		U-Ming Marine Transport Corp	198
2,476,605		Union Pacific Corp	418,819
642,707	*	United Continental Holdings, Inc	56,269
92,394		United International Transportation Co	815
1,139,136		United Parcel Service, Inc (Class B)	117,639
56,914		Universal Truckload Services, Inc	1,279
28,010	*,e	US Xpress Enterprises, Inc	144
60,603	*	Virgin Australia Holdings Ltd	7
67,336	*,†	Virgin Australia Int Holdings	0	^
223,000		Wan Hai Lines Ltd	130
140,619		Werner Enterprises, Inc	4,370
274,509		West Japan Railway Co	22,218
36,968		WestJet Airlines Ltd	868
1,110,300		Westports Holdings BHD	1,061
62,615	e	Westshore Terminals Investment Corp	1,051
57,064		Wilh. Wilhelmsen ASA	169
165,033		Wisdom Marine Lines Co Ltd	164
392,000		Xiamen International Port Co Ltd	53
60,440	*,e	XPO Logistics, Inc	3,494
130,213		Yamato Transport Co Ltd	2,654
497,523	*	Yang Ming Marine Transport	131
283,938	*,e	YRC Worldwide, Inc	1,144
176

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
450,000		Yuexiu Transport Infrastructure Ltd	$368
1,386,194		Zhejiang Expressway Co Ltd	1,461
370,400		ZTO Express Cayman, Inc (ADR)	7,082
		TOTAL TRANSPORTATION	2,360,372

UTILITIES - 2.8%
3,047,971		A2A S.p.A.	5,291
1,637,010		Aboitiz Power Corp	1,112
37,255	e	Acciona S.A.	3,998
117,073		ACEA S.p.A.	2,229
952,992		Actelios S.p.A.	3,999
353,260	*	Adani Power Ltd	263
124,753	*	Adani Transmissions Ltd	405
1,251,226		AES Corp	20,971
9,137,199		AES Gener S.A.	2,512
89,100	*	AES Tiete S.A.	273
348,364	*,†	AET&D Holdings No 1 Ptd Ltd	0
1,100,851		AGL Energy Ltd	15,482
2,462,042		Aguas Andinas S.A.	1,453
761,198	e	Algonquin Power & Utilities Corp	9,225
141,315		Allete, Inc	11,759
1,327,976		Alliant Energy Corp	65,177
260,888	e	AltaGas Ltd	3,947
551,210		Alupar Investimento S.A.	3,711
396,413		Ameren Corp	29,775
478,082		American Electric Power Co, Inc	42,076
41,630		American States Water Co	3,132
64,892		American Water Works Co, Inc	7,528
1,223,872		APA Group (ASE)	9,281
76,118		Aqua America, Inc	3,149
89,735	*	AquaVenture Holdings Ltd	1,792
10,852		Artesian Resources Corp	403
41,990		Ascopiave S.p.A.	180
113,176		Atco Ltd	3,815
117,836		Athens Water Supply & Sewage Co S.A.	982
493,584	*,e	Atlantic Power Corp	1,195
475,211		Atmos Energy Corp	50,163
2,007,951		AusNet Services	2,646
39,079		Avangrid, Inc	1,974
74,492		Avista Corp	3,322
27,466		Aygaz AS	42
1,769,974		Babcock & Brown Wind Partners	592
274,200		BCPG PCL	183
1,143,299		Beijing Enterprises Holdings Ltd	5,812
4,342,191		Beijing Enterprises Water Group Ltd	2,581
12,163		BKW S.A.	813
125,290		Black Hills Corp	9,794
3,040,000	*,e	Blue Sky Power Holdings Ltd	92
96,291		Boralex, Inc	1,448
56,436	*,e	Cadiz, Inc	635
52,697		California Water Service Group	2,668
214,698		Canadian Utilities Ltd	6,060
342,000		Canvest Environment Protection Group Co Ltd	160
236,361		Capital Power Corp	5,442
177

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
51,489		Capital Stage AG.	$402
387,900		Centerpoint Energy, Inc	11,106
386,800	*	Centrais Eletricas Brasileiras S.A.	3,551
194,179	*	Centrais Eletricas Brasileiras S.A. (Preference)	1,820
46,800	*	Central Puerto S.A. (ADR)	434
6,334,478		Centrica plc	7,061
133,599		CESC Ltd	1,518
193,972		CEZ AS	4,688
1,598,000	e	CGN New Energy Holdings Co Ltd	211
10,570,000	g	CGN Power Co Ltd	2,909
65,309		Chesapeake Utilities Corp	6,206
9,249,000		China Datang Corp Renewable Power Co Ltd	982
235,000	e,g	China Everbright Greentech Ltd	153
481,811		China Everbright Water Ltd	119
2,483,908		China Gas Holdings Ltd	9,230
2,530,627		China Longyuan Power Group Corp	1,626
141,700		China National Nuclear Power Co Ltd	115
2,328,000	e	China Oil and Gas Group Ltd	115
215,500		China Power Clean Energy Development Co Ltd	149
3,574,000		China Power International Development Ltd	873
1,069,580		China Resources Gas Group Ltd	5,311
1,594,161		China Resources Power Holdings Co	2,325
128,500		China Tian Lun Gas Holdings Ltd	147
1,604,000		China Water Affairs Group Ltd	1,579
458,900	*	China Yangtze Power Co Ltd	1,197
663,258		Chubu Electric Power Co, Inc	9,317
247,350		Chugoku Electric Power Co, Inc	3,119
73,000		Cia de Gas de Sao Paulo-COMGAS	1,482
309,300		Cia de Saneamento Basico do Estado de Sao Paulo	3,808
236,580		Cia de Saneamento de Minas Gerais-COPASA	4,130
29,900		Cia de Saneamento do Parana	627
429,800		Cia de Saneamento do Parana (Preference)	1,645
1,949,633		Cia Energetica de Minas Gerais	7,540
101,600		Cia Energetica de Sao Paulo (Class B)	719
261,700		Cia Paranaense de Energia	3,312
1,000,620		CK Infrastructure Holdings Ltd	8,155
1,012,800		CK Power PCL	233
315,114		Clearway Energy, Inc (Class A)	5,099
83,877		Clearway Energy, Inc (Class C)	1,414
2,207,609		CLP Holdings Ltd	24,327
193,272		CMS Energy Corp	11,192
13,089,532		Colbun S.A.	2,704
2,670,000		Concord New Energy Group Ltd	128
13,556		Connecticut Water Service, Inc	945
94,353		Consolidated Edison, Inc	8,273
18,745		Consolidated Water Co, Inc	267
1,308,521		Contact Energy Ltd	7,040
2,650,000		Datang International Power Generation Co Ltd	665
2,241,019		Dominion Resources, Inc	173,276
226,197		Drax Group plc	747
49,036		DTE Energy Co	6,271
1,278,152		Duke Energy Corp	112,784
2,907,089		E.ON AG.	31,542
178

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
313,800		Eastern Water Resources Development and Management PCL	$132
888,957		Edison International	59,925
362,000		EDP - Energias do Brasil S.A.	1,782
71,102		El Paso Electric Co	4,650
218,320		Electric Power Development Co	4,968
669,998		Electricite de France	8,447
265,300		Electricity Generating PCL	2,813
25,748		Elia System Operator S.A.	1,899
169,286		Emera, Inc	6,917
9,700	*,e	Empresa Distribuidora Y Comercializadora Norte (ADR)	176
300,928		Empresa Electrica del Norte Grande S.A.	555
705,389	e	Endesa S.A.	18,143
329,440	*	Enea S.A.	824
12,097,902		Enel S.p.A.	84,392
91,187	*	Energa S.A.	191
2,275,993		Energias de Portugal S.A.	8,650
114,600		Energisa S.A.	1,375
97,374	*	Energix-Renewable Energies Ltd	196
2,490,414		Energy Absolute PCL (Foreign)	4,529
106,082	g	Enerjisa Enerji AS.	101
61,689,777		Enersis Chile S.A.	5,863
24,902,077		Enersis S.A.	4,392
435,500	*	Eneva S.A.	2,736
179,751		Engie Brasil Energia S.A.	2,035
742,928		ENN Energy Holdings Ltd	7,230
1,642,161		Entergy Corp	169,028
156,900		Equatorial Energia S.A.	3,751
32,800		eRex Co Ltd	353
78,424		ERG S.p.A.	1,606
76,375		Evergy, Inc	4,594
83,951		Eversource Energy	6,360
25,217		EVN AG.	381
3,325,447		Exelon Corp	159,422
3,554,100		First Gen Corp	1,860
7,773,708		FirstEnergy Corp	332,792
463,194		Fortis, Inc	18,290
1,396,135		Fortum Oyj	30,857
1,210,178	*	GAIL India Ltd	5,468
532,228		Gas Natural SDG S.A.	14,668
1,976,270		Gaz de France	29,967
2,618,000	*,e	GCL New Energy Holdings Ltd	101
443,800		GD Power Development Co Ltd	164
1,239,865		Genesis Energy Ltd	2,892
14,652		Genie Energy Ltd	156
13,030		Global Water Resources, Inc	136
2,491,066		Guangdong Investments Ltd	4,925
245,818		Gujarat Gas Ltd	614
191,495		Gujarat State Petronet Ltd	544
438,500		Gulf Energy Development PCL	1,759
49,587		Hawaiian Electric Industries, Inc	2,160
642,901		Hera S.p.A.	2,459
179

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
2,371,052		HK Electric Investments & HK Electric Investments Ltd	$2,428
828,800		Hokkaido Electric Power Co, Inc	4,648
98,000	*	Hokuriku Electric Power Co	712
248,538		Holding CO ADMIE IPTO S.A.	584
13,127,647		Hong Kong & China Gas Ltd	29,103
1,447,990		Hong Kong Electric Holdings Ltd	10,417
277,230	*	Huadian Energy Co Ltd	46
5,188,000		Huadian Power International Corp Ltd	2,055
344,600		Huadian Power International Corp Ltd (Class A)	189
87,200		Huaneng Power International, Inc	79
3,411,756		Huaneng Power International, Inc (Hong Kong)	2,009
3,936,000		Huaneng Renewables Corp Ltd	1,084
1,357,040		Hub Power Co Ltd	669
248,500		Hubei Energy Group Co Ltd	157
398,143	g	Hydro One Ltd	6,944
6,486,263		Iberdrola S.A.	64,578
32,596		Idacorp, Inc	3,274
158,910		Indraprastha Gas Ltd	724
471,600		Infraestructura Energetica ,NV SAB de C.V.	1,852
1,729,533		Infratil Ltd	5,405
149,131	e	Innergex Renewable Energy, Inc	1,588
35,002	g	Innogy SE	1,660
1,488		Innogy SE	64
1,027,900	*,†	Inter Far East Energy Corp	0	^
826,937		Interconexion Electrica S.A.	4,596
1,349,696		Inversiones Aguas Metropolitanas S.A.	2,091
1,171,431		Iride S.p.A.	3,045
2,127,042		Italgas S.p.A	14,296
144,304	*	JSW Energy Ltd	140
122,669	e	Just Energy Income Fund	527
7,200		K&O Energy Group, Inc	100
1,608,980		Kansai Electric Power Co, Inc	18,444
25,940		Kenon Holdings Ltd	550
2,191,158	e	Keppel Infrastructure Trust	818
1,377		Korea District Heating Corp	62
748,456	*	Korea Electric Power Corp	16,568
153,737		Korea Gas Corp	5,626
207,500		Kot Addu Power Co Ltd	47
307,233		Kyushu Electric Power Co, Inc	3,018
38,200		Light S.A.	193
61,805		Mahanagar Gas Ltd	761
479,000		Malakoff Corp BHD	99
370,940		Manila Electric Co	2,803
581,100		Manila Water Co, Inc	284
950,463		MDU Resources Group, Inc	24,522
2,708,332		Meridian Energy Ltd	8,654
39,407		MGE Energy, Inc	2,880
21,718		Middlesex Water Co	1,287
391,507		Mighty River Power Ltd	1,224
91,834		National Fuel Gas Co	4,844
8,467	*	National Gas & Industrialization Co	68
3,372,843		National Grid plc	35,870
170,789		New Jersey Resources Corp	8,500
180

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
1,329,432		NextEra Energy, Inc	$272,347
21,200		Nippon Gas Co Ltd	540
684,085		NiSource, Inc	19,702
222,971		Northland Power Income Fund	4,342
32,128		Northwest Natural Holding Co	2,233
65,816		NorthWestern Corp	4,749
650,049		NRG Energy, Inc	22,830
3,440,080		NTPC Ltd	7,044
219,873		Oest Elektrizitatswirts AG. (Class A)	11,518
352,574		OGE Energy Corp	15,006
24,068		Okinawa Electric Power Co, Inc	370
23,000		Omega Geracao S.A.	143
170,612		ONE Gas, Inc	15,406
45,308		Ormat Technologies, Inc	2,872
188,480	g	Orsted AS	16,305
507,743		Osaka Gas Co Ltd	8,861
81,040		Otter Tail Corp	4,280
80,400	*,e	Pampa Energia S.A. (ADR)	2,787
2,290,000	*,e	Panda Green Energy Group Ltd	66
220,826		Pattern Energy Group, Inc	5,099
604,935		Pennon Group plc	5,706
689,191		Petronas Gas BHD	2,896
1,047,168	*,b	PG&E Corp	24,001
880,849		Pinnacle West Capital Corp	82,879
113,340		PNM Resources, Inc	5,770
748,123	*	Polska Grupa Energetyczna S.A.	1,924
260,555		Portland General Electric Co	14,114
2,173,577		Power Grid Corp of India Ltd	6,516
303,986		PPL Corp	9,427
11,287,532		PT Perusahaan Gas Negara Persero Tbk	1,686
538,988		PTC India Ltd	525
49,871	*	Public Power Corp	107
366,730		Public Service Enterprise Group, Inc	21,571
25,122	*	Pure Cycle Corp	266
460,690	*	Qatar Electricity & Water Co	2,108
598,700		Ratch Group PCL	1,304
324,887		Red Electrica Corp S.A.	6,767
1,008,456		Redes Energeticas Nacionais S.A.	2,764
64,662		Reliance Energy Ltd	52
18,600	*,e	RENOVA, Inc	135
9,499		RGC Resources, Inc	290
56,557		Rubis S.C.A	3,184
1,715,126		RWE AG.	42,322
14,136		Samchully Co Ltd	1,145
380,225		Saudi Electricity Co	1,899
40,048	e,g	Scatec Solar ASA	401
735,170		Scottish & Southern Energy plc	10,479
146,900		SDIC Power Holdings Co Ltd	166
24,363		Sechilienne-Sidec	646
1,042,507		Sempra Energy	143,282
222,890		Severn Trent plc	5,798
199,800		Shenergy Co Ltd	175
181

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
184,100		Shenzhen Energy Group Co Ltd	$166
149,300		Shikoku Electric Power Co, Inc	1,383
27,300		Shizuoka Gas Co Ltd	209
102,600		Sichuan Chuantou Energy Co Ltd	133
1,327,880		SIIC Environment Holdings Ltd	270
55,897		SJW Corp	3,397
128,000	*,†	Sound Global Ltd	0	^
163,523		South Jersey Industries, Inc	5,516
687,866		Southern Co	38,025
150,976		Southwest Gas Corp	13,530
31,548	e	Spark Energy, Inc	353
968,000		Spark Infrastructure Group	1,652
250,900		SPCG PCL	159
129,230		Spire, Inc	10,845
307,152	e	Suez Environnement S.A.	4,432
1,636,500		SUI Northern Gas Pipeline	712
6,258,600	*	Super Energy Corp PCL (Foreign)	141
230,954	e	Superior Plus Corp	2,356
206,450		Taiwan Cogeneration Corp	183
1,210,543		Tata Power Co Ltd	1,210
486,212	*	Tauron Polska Energia S.A.	223
164,632		Telecom Plus plc	2,948
2,849,641		Tenaga Nasional BHD	9,554
197,800		Terna Energy S.A.	1,586
1,849,591		Terna Rete Elettrica Nazionale S.p.A.	11,785
288,185	e	TerraForm Power, Inc	4,121
638,800		Thai Tap Water Supply PCL	294
120,000		Tianjin Development Hldgs Ltd	39
67,485		Toho Gas Co Ltd	2,488
506,978		Tohoku Electric Power Co, Inc	5,130
2,156,853	*	Tokyo Electric Power Co, Inc	11,265
532,110		Tokyo Gas Co Ltd	12,543
262,466		Torrent Power Ltd	1,069
1,012,000		Towngas China Co Ltd	729
374,551		TransAlta Corp	2,437
172,723	*,e	TransAlta Renewables, Inc	1,827
471,200		Transmissora Alianca de Energia Eletrica S.A.	3,333
308,286		UGI Corp	16,466
177,105		Uniper SE	5,367
683,608		United Utilities Group plc	6,805
90,452		Unitil Corp	5,417
14,271		Utilities Select Sector SPDR Fund	851
80,445		Valener, Inc	1,586
734,314		Veolia Environnement	17,881
1,067,076		Vistra Energy Corp	24,159
91,252		WEC Energy Group, Inc	7,608
627,800		WHA Utilities and Power PCL	118
430,015		Xcel Energy, Inc	25,582
17,272		York Water Co	617
3,239,890		YTL Corp BHD	878
322,184	*	Zorlu Enerji Elektrik Uretim AS	66
		TOTAL UTILITIES	3,260,793

		TOTAL COMMON STOCKS	114,468,470
		(Cost $103,710,126)
182

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
PURCHASED OPTIONS - 0.0%

AUTOMOBILES & COMPONENTS - 0.0%
50,000		Tesla, Inc	$1,444
		TOTAL AUTOMOBILES & COMPONENTS	1,444

DIVERSIFIED FINANCIALS - 0.0%
5,000		S&P 500 Index	190
		TOTAL DIVERSIFIED FINANCIALS	190

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.0%
1,900,000		Intel Corp	5,966
480,000		Intel Corp	336
135,000		Micron Technology, Inc	603
600,000		Micron Technology, Inc	594
535,000		Micron Technology, Inc	2,022
250,000		NVIDIA Corp	220
50,000		NVIDIA Corp	400
150,000		NVIDIA Corp	1,523
50,000		NVIDIA Corp	308
90,000		QUALCOMM, Inc	130
120,000		QUALCOMM, Inc	370
2,500		QUALCOMM, Inc	0	^
2,000		QUALCOMM, Inc	0	^
2,000		Taiwan Semiconductor Manufacturing Co Ltd	2
350,000		Texas Instruments, Inc	1,285
120,000		Texas Instruments, Inc	310
120,000		Texas Instruments, Inc	91
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	14,160

		TOTAL PURCHASED OPTIONS	15,794
		(Cost $8,206)

PREFERRED STOCKS - 0.0%

REAL ESTATE - 0.0%
8,497,223	*,†	Ayala Land, Inc	17
		TOTAL REAL ESTATE	17

		TOTAL PREFERRED STOCKS	17
		(Cost $20)

RIGHTS / WARRANTS - 0.0%

CAPITAL GOODS - 0.0%
79,135	†,e	Abengoa S.A. (B Shares)	0
		TOTAL CAPITAL GOODS	0

COMMERCIAL & PROFESSIONAL SERVICES - 0.0%
230,631	†	Media General, Inc	0
42,967		Staffline Group plc	10
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	10
183

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
CONSUMER DURABLES & APPAREL - 0.0%
326,236		ACS Actividades de Construccion y Servicios S.A.	$512
607,135	e	Sacyr S.A.	36
		TOTAL CONSUMER DURABLES & APPAREL	548

CONSUMER SERVICES - 0.0%
138,664		Minor International PCL	25
		TOTAL CONSUMER SERVICES	25

ENERGY - 0.0%
1,852,122	e	Repsol S.A.	1,027
		TOTAL ENERGY	1,027

HEALTH CARE EQUIPMENT & SERVICES - 0.0%
4,797		Helixmith Co Ltd	137
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	137

MATERIALS - 0.0%
36,321	†	A Schulman, Inc	16
192,902	†	Pan American Silver Corp	105
415,728	†	Pan American Silver Corp	94
165,430		Syrah Resources Ltd	8
		TOTAL MATERIALS	223

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.0%
11,396		CMG Pharmaceutical Co Ltd	4
17,790	†,e	Omthera Pharmaceuticals, Inc	11
20,027	e	Tobira Therapeutics, Inc	1
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	16

REAL ESTATE - 0.0%
8,917,440		Lippo Karawaci Tbk PT	11
108,140		Regional REIT Ltd	2
310,070		Sunway BHD	28
66,478,080		U City PCL	22
		TOTAL REAL ESTATE	63

SOFTWARE & SERVICES - 0.0%
30,484	†	Legend Holdings Corp	5
		TOTAL SOFTWARE & SERVICES	5

TRANSPORTATION - 0.0%
58,929	e	Hertz Global Holdings, Inc	115
		TOTAL TRANSPORTATION	115

UTILITIES - 0.0%
8,118,175		Enel Americas S.A.	119
		TOTAL UTILITIES	119

		TOTAL RIGHTS / WARRANTS	2,288
		(Cost $1,985)
184

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)
SHORT-TERM INVESTMENTS - 2.9%

GOVERNMENT AGENCY DEBT - 0.2%
$75,000,000		Federal Agricultural Mortgage Corp (FAMC)	2.181%	07/08/19	$74,968
10,000,000		Federal Home Loan Bank (FHLB)	2.100	07/01/19	10,000
100,000,000		FHLB	2.182	07/18/19	99,896
92,170,000		FHLB	2.204	08/01/19	91,995
		TOTAL GOVERNMENT AGENCY DEBT			276,859

TREASURY DEBT - 1.0%
129,140,000		United States Treasury Bill	2.129-2.141	07/09/19	129,083
82,200,000		United States Treasury Bill	2.271	07/11/19	82,156
71,720,000		United States Treasury Bill	2.303	07/16/19	71,658
71,550,000		United States Treasury Bill	2.278	07/25/19	71,457
98,550,000		United States Treasury Bill	2.281	07/30/19	98,384
244,530,000		United States Treasury Bill	2.105-2.186	08/13/19	243,928
116,500,000		United States Treasury Bill	2.057-2.077	08/15/19	116,199
100,040,000		United States Treasury Bill	2.066	08/20/19	99,751
105,150,000		United States Treasury Bill	2.132-2.303	08/29/19	104,788
151,630,000		United States Treasury Bill	2.215-2.284	09/05/19	151,050
		TOTAL TREASURY DEBT			1,168,454

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 1.7%

CERTIFICATE OF DEPOSIT - 0.4%
21,000,000		Australia & New Zealand Bank	2.794	01/17/20	21,029
44,000,000		Australia & New Zealand Bank	2.564	04/27/20	44,000
78,000,000		Lloyds Bank plc	2.552	09/26/19	78,000
87,000,000		Mizuho Bank Ltd	2.570	10/02/19	87,000
86,000,000		National Australia Bank	2.554	05/15/20	86,000
100,000,000		Natixis	2.641	05/14/20	100,000
86,500,000		Skandinaviska Enskilda Banken AB	2.551	05/14/20	86,500
		TOTAL CERTIFICATE OF DEPOSIT			502,529

COMMERCIAL PAPER - 0.2%
68,000,000		Canadian Imperial Bank of Commerce	2.650	10/01/19	68,000
63,000,000		Cancara Asset Securitisation	0.010	10/01/19	62,586
46,000,000		National Bank of Canada	2.630	07/01/19	46,000
		TOTAL COMMERCIAL PAPER			176,586

REPURCHASE AGREEMENT - 1.0%
35,000,000	p	Calyon	2.480	07/01/19	35,000
114,000,000	q	Citigroup	2.510	07/01/19	114,000
99,000	r	Citigroup	2.490	07/01/19	99
40,000,000	s	Deutsche Bank	2.400	07/01/19	40,000
64,114,000	t	Deutsche Bank	2.400	07/01/19	64,114
224,000,000	u	Deutsche Bank	2.500	07/01/19	224,000
50,000,000	v	Goldman Sachs	2.520	07/01/19	50,000
11,000,000	w	JP Morgan	2.530	07/01/19	11,000
97,000,000	x	JP Morgan	2.550	07/01/19	97,000
4,508,000	y	Merrill Lynch	2.480	07/01/19	4,508
106,602,000	z	Merrill Lynch	2.500	07/01/19	106,602
100,000,000	aa	Morgan Stanley	2.520	07/01/19	100,000
128,000,000	ab	Nomura	2.510	07/01/19	128,000
185

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)
$106,000,000	ac	Royal Bank of Scotland	2.500%	07/01/19	$106,000
58,000,000	ad	Societe Generale	2.500	07/01/19	58,000
4,481,000	ae	Societe Generale	2.480	07/01/19	4,481
		TOTAL REPURCHASE AGREEMENT			1,142,804

VARIABLE RATE SECURITIES - 0.1%
70,000,000		Bedford Row Funding Corp	2.494	10/15/19	70,000
		TOTAL VARIABLE RATE SECURITIES			70,000

		TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED			1,891,919

		TOTAL SHORT-TERM INVESTMENTS			3,337,232
		(Cost $3,337,100)
		TOTAL INVESTMENTS - 101.4%			117,824,101
		(Cost $107,057,738)
		OTHER ASSETS & LIABILITIES, NET - (1.4)%			(1,682,572)
		NET ASSETS - 100.0%			$116,141,529

Abbreviation(s):
ADR	American Depositary Receipt
ETF	Exchange Traded Fund
GDR	Global Depositary Receipt
NVDR	Non Voting Depositary Receipt
OTC	Over The Counter
REIT	Real Estate Investment Trust
SPDR	Standard & Poor’s Depository Receipts

^	Amount represents less than $1,000.
*	Non-income producing
†	Security is categorized as Level 3 in the fair value hierarchy.
b	In bankruptcy
d	All or a portion of these securities have been segregated to cover margin requirements on open futures contracts.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $2,120,587,977.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 6/30/19, the aggregate value of these securities was $803,754,593 or 0.7% of net assets.
n	All or a portion of these securities have been segregated by the custodian to cover requirements on open written options contracts.
p	Agreement with Calyon, 2.48% dated 06/28/19 to be repurchased at $35,000,000 on 07/01/19, collateralized by U.S. Government Agency Securities valued at $35,700,000.
q	Agreement with Citigroup, 2.51% dated 06/28/19 to be repurchased at $114,000,000 on 07/01/19, collateralized by U.S. Government Agency Securities valued at $116,280,000.
r	Agreement with Citigroup, 2.49% dated 06/28/19 to be repurchased at $99,000 on 07/01/19, collateralized by U.S. Government Agency Securities valued at $101,000.
s	Agreement with Deutsche Bank, 2.40% dated 06/28/19 to be repurchased at $40,000,000 on 07/01/19, collateralized by U.S. Government Agency Securities valued at $40,800,000.
186

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

t	Agreement with Deutsche Bank, 2.40% dated 06/28/19 to be repurchased at $64,114,000 on 07/01/19, collateralized by U.S. Government Agency Securities valued at $65,396,000.
u	Agreement with Deutsche Bank, 2.50% dated 06/28/19 to be repurchased at $224,000,000 on 07/01/19, collateralized by U.S. Government Agency Securities valued at $228,480,000.
v	Agreement with Goldman Sachs, 2.52% dated 06/28/19 to be repurchased at $50,000,000 on 07/01/19, collateralized by U.S. Government Agency Securities valued at $51,000,000.
w	Agreement with JP Morgan, 2.53% dated 06/28/19 to be repurchased at $11,000,000 on 07/01/19, collateralized by U.S. Government Agency Securities valued at $11,220,000.
x	Agreement with JP Morgan, 2.55% dated 06/28/19 to be repurchased at $97,000,000 on 07/01/19, collateralized by U.S. Government Agency Securities valued at $98,940,000.
y	Agreement with Merrill Lynch, 2.48% dated 06/28/19 to be repurchased at $4,508,000 on 07/01/19, collateralized by U.S. Government Agency Securities valued at $4,598,000.
z	Agreement with Merrill Lynch, 2.50% dated 06/28/19 to be repurchased at $106,602,000 on 07/01/19, collateralized by U.S. Government Agency Securities valued at $108,734,000.
aa	Agreement with Morgan Stanley, 2.52% dated 06/28/19 to be repurchased at $100,000,000 on 07/01/19, collateralized by U.S. Government Agency Securities valued at $102,000,000.
ab	Agreement with Nomura, 2.51% dated 06/28/19 to be repurchased at $128,000,000 on 07/01/19, collateralized by U.S. Government Agency Securities valued at $130,560,000.
ac	Agreement with Royal Bank of Scotland, 2.50% dated 06/28/19 to be repurchased at $106,000,000 on 07/01/19, collateralized by U.S. Government Agency Securities valued at $108,120,000.
ad	Agreement with Societe Generale, 2.50% dated 06/28/19 to be repurchased at $58,000,000 on 07/01/19, collateralized by U.S. Government Agency Securities valued at $59,160,000.
ae	Agreement with Societe Generale, 2.48% dated 06/28/19 to be repurchased at $4,481,000 on 07/01/19, collateralized by U.S. Government Agency Securities valued at $4,571,000.

Cost amounts are in thousands.

Futures contracts outstanding as of June 30, 2019 were as follows (notional amounts and values are in thousands):

Description	Number of long (short) contracts	Expiration date	Notional amount	Value	Unrealized appreciation (depreciation)
Russell 2000 E Mini Index	290	09/20/19	$22,165	$22,723	$558
S&P 500 E Mini Index	1,893	09/20/19	273,471	278,668	5,197
S&P Mid-Cap 400 E Mini Index	178	09/20/19	33,951	34,710	759
Total	2,361		$329,587	$336,101	$6,514

Purchased options outstanding as of June 30, 2019 were as follows (notional amounts and values are in thousands):

Description/underlying investment	Number of contracts	Notional amount	Exercise price	Expiration date	Value
Intel Corp, Call	4,800	$437	$48.00	07/05/19	$336
Intel Corp, Call	19,000	2,945	46.00	08/16/19	5,966
Micron Technology, Inc, Call	1,350	147	34.50	07/05/19	603
Micron Technology, Inc, Call	5,350	712	35.00	07/05/19	2,022
Micron Technology, Inc, Call	6,000	408	38.50	07/05/19	594
NVIDIA Corp, Call	1,500	740	155.00	07/05/19	1,523
NVIDIA Corp, Call	500	139	157.50	07/05/19	400
NVIDIA Corp, Call	500	149	160.00	07/05/19	308
NVIDIA Corp, Call	2,500	214	172.50	07/05/19	220
QUALCOMM, Inc, Call	1,200	192	73.00	07/05/19	370
QUALCOMM, Inc, Call	900	131	76.00	07/05/19	130
QUALCOMM, Inc, Call	20	6	92.50	07/19/19	0	^
QUALCOMM, Inc, Put	25	6	64.00	07/12/19	0	^
S&P 500 Index, Put	50	330	2,600.00	12/20/19	190
Taiwan Semiconductor Manufacturing Co Ltd, Call	20	2	42.00	10/18/19	2
Tesla, Inc, Call	500	578	210.00	08/16/19	1,444
187

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

Description/underlying investment	Number of contracts	Notional amount	Exercise price	Expiration date	Value
Texas Instruments, Inc, Call	3,500	$725	$112.00	07/05/19	$1,285
Texas Instruments, Inc, Call	1,200	199	114.00	07/05/19	310
Texas Instruments, Inc, Call	1,200	146	118.00	07/05/19	91
Total	50,115	$8,206			$15,794

^   Amount represents less than $1,000.

Written options outstanding as of June 30, 2019 were as follows (notional amounts and values are in thousands):

Description/underlying investment	Number of contracts	Notional amount	Exercise price	Expiration date	Value
AbbVie, Inc, Put	30	$(2)	$65.00	07/19/19	$(1)
Align Technology, Inc, Call	20	(45)	350.00	10/18/19	(8)
Align Technology, Inc, Put	20	(26)	240.00	10/18/19	(24)
Amazon.com, Inc, Call	29	(16)	2,100.00	07/19/19	(5)
Apple, Inc, Call	25	(13)	230.00	10/18/19	(5)
Apple, Inc, Call	50	(23)	230.00	01/17/20	(21)
Apple, Inc, Put	25	(8)	170.00	07/19/19	(1)
Apple, Inc, Put	75	(34)	170.00	10/18/19	(21)
Arista Networks, Inc, Call	30	(15)	300.00	08/16/19	(13)
Arista Networks, Inc, Put	20	(7)	200.00	08/16/19	(4)
Broadcom, Inc, Put	20	(5)	230.00	07/19/19	(1)
Cree, Inc, Put	30	(1)	50.00	07/05/19	(0)^
Intel Corp, Call	4,800	(52)	51.00	07/05/19	(19)
Intel Corp, Call	19,000	(879)	50.00	08/16/19	(2,109)
Intel Corp, Put	16,000	(935)	35.00	10/18/19	(336)
Kohl’s Corp, Call	40	(2)	55.00	07/19/19	(0)^
Kohl’s Corp, Put	20	(2)	37.50	10/18/19	(2)
Kohl’s Corp, Put	20	(3)	40.00	10/18/19	(3)
Micron Technology, Inc, Call	1,350	(46)	37.50	07/05/19	(224)
Micron Technology, Inc, Call	5,350	(233)	38.00	07/05/19	(690)
Micron Technology, Inc, Call	6,000	(66)	41.00	07/05/19	(138)
Microsoft Corp, Call	470	(230)	135.00	08/16/19	(190)
Microsoft Corp, Call	30	(6)	145.00	09/20/19	(5)
Microsoft Corp, Call	30	(3)	155.00	10/18/19	(2)
Microsoft Corp, Put	30	(2)	125.00	07/19/19	(2)
NVIDIA Corp, Call	1,500	(126)	170.00	07/05/19	(211)
NVIDIA Corp, Call	500	(17)	175.00	07/05/19	(28)
NVIDIA Corp, Call	3,000	(101)	177.50	07/05/19	(108)
QUALCOMM, Inc, Call	1,200	(52)	77.00	07/05/19	(119)
QUALCOMM, Inc, Call	900	(28)	80.00	07/05/19	(25)
QUALCOMM, Inc, Call	40	(3)	105.00	07/19/19	(0)^
QUALCOMM, Inc, Call	30	(3)	80.00	08/16/19	(7)
QUALCOMM, Inc, Call	25	(7)	80.00	10/18/19	(8)
QUALCOMM, Inc, Put	25	(3)	60.00	07/12/19	(1)
QUALCOMM, Inc, Put	20	(4)	60.00	10/18/19	(2)
S&P 500 Index, Call	20	(20)	3,020.00	07/26/19	(22)
S&P 500 Index, Call	50	(149)	3,050.00	12/20/19	(280)
S&P 500 Index, Put	50	(177)	2,400.00	12/20/19	(93)
salesforce.com, Inc, Call	30	(1)	180.00	07/19/19	(0)^
Taiwan Semiconductor Manufacturing Co Ltd, Call	20	(0)^	49.00	10/18/19	(0)^
Taiwan Semiconductor Manufacturing Co Ltd, Put	20	(2)	34.00	10/18/19	(1)
188

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

Description/underlying investment	Number of contracts	Notional amount	Exercise price	Expiration date	Value
Teradata Corp, Call	30	$(2)	$45.00	10/18/19	$(1)
Teradata Corp, Put	30	(5)	35.00	10/18/19	(6)
Tesla, Inc, Call	500	(229)	240.00	08/16/19	(677)
Tesla, Inc, Put	500	(369)	140.00	08/16/19	(79)
Texas Instruments, Inc, Call	3,500	(171)	117.00	07/05/19	(339)
Texas Instruments, Inc, Call	1,200	(36)	119.00	07/05/19	(65)
Texas Instruments, Inc, Call	1,200	(41)	121.00	07/05/19	(25)
Total	67,904	$(4,200)			$(5,921)

^   Amount represents less than $1,000.

Forward foreign currency contracts outstanding as of June 30, 2019 were as follows (dollar amounts are in thousands):

Currency to be purchased	Receive	Currency to be sold	Deliver	Counterparty	Settlement date	Unrealized appreciation (depreciation)
EUR	6,500		$7,354	Bank of America	07/09/19	$43
Total						$43
	$7,511	CAD	10,000	Morgan Stanley	07/09/19	$(127)
	$8,506	GBP	6,500	Morgan Stanley	07/09/19	248
	$4,986	SEK	46,000	Morgan Stanley	07/09/19	29
JPY	110,000		$992	Morgan Stanley	07/09/19	29
	$22,402	CAD	30,000	Morgan Stanley	09/16/19	(540)
	$13,269	GBP	10,500	Morgan Stanley	09/16/19	(113)
Total						$(474)
Total						$(431)

Abbreviation(s):
CAD	Canadian Dollar
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen
SEK	Swedish Krona
189

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

COLLEGE RETIREMENT EQUITIES FUND

STOCK ACCOUNT

SUMMARY OF MARKET VALUES BY COUNTRY (unaudited)

June 30, 2019

Country	Value (000)	% of total portfolio
DOMESTIC

UNITED STATES	$82,384,375	69.9%
TOTAL DOMESTIC	82,384,375	69.9
FOREIGN

ARGENTINA	23,875	0.0
AUSTRALIA	1,677,171	1.4
AUSTRIA	241,435	0.2
BAHAMAS	783	0.0
BELGIUM	163,944	0.1
BERMUDA	46,896	0.0
BRAZIL	752,626	0.6
CANADA	2,319,115	2.0
CAYMAN ISLANDS	625	0.0
CHILE	101,487	0.1
CHINA	2,636,129	2.3
COLOMBIA	31,544	0.0
COTE D’IVOIRE	1,588	0.0
CYPRUS	64	0.0
CZECH REPUBLIC	37,007	0.0
DENMARK	480,993	0.4
EGYPT	16,651	0.0
FAROE ISLANDS	1,340	0.0
FINLAND	239,586	0.2
FRANCE	2,506,251	2.1
GEORGIA	1,021	0.0
GERMANY	1,695,428	1.5
GHANA	8,217	0.0
GREECE	29,248	0.0
GUERNSEY, C.I.	2,534	0.0
HONG KONG	823,541	0.7
HUNGARY	27,027	0.0
INDIA	929,160	0.8
INDONESIA	172,447	0.2
IRELAND	343,867	0.3
ISRAEL	136,808	0.1
ITALY	635,434	0.5
JAPAN	5,651,783	4.8
JERSEY, C.I.	1,610	0.0
JORDAN	15,924	0.0
KAZAKHSTAN	13,750	0.0
KENYA	9,775	0.0
KOREA, REPUBLIC OF	1,094,806	0.9
LIECHTENSTEIN	1,236	0.0
LUXEMBOURG	32,267	0.0
MACAU	52,268	0.0
MACEDONIA	3,326	0.0
MALAYSIA	177,979	0.2
MALTA	2,515	0.0
190

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

Country	Value (000)	% of total portfolio
MEXICO	$207,238	0.2%
MONACO	13,071	0.0
MONGOLIA	1,316	0.0
MYANMAR	723	0.0
NETHERLANDS	1,463,583	1.2
NEW ZEALAND	80,725	0.1
NORWAY	187,788	0.2
PAKISTAN	10,258	0.0
PANAMA	7,007	0.0
PERU	42,846	0.0
PHILIPPINES	107,072	0.1
POLAND	85,586	0.1
PORTUGAL	40,497	0.0
PUERTO RICO	53,573	0.1
QATAR	78,382	0.1
ROMANIA	7,874	0.0
RUSSIA	332,244	0.3
SAUDI ARABIA	85,524	0.1
SINGAPORE	261,771	0.2
SLOVENIA	10,461	0.0
SOUTH AFRICA	514,592	0.4
SPAIN	564,771	0.5
SWEDEN	583,812	0.5
SWITZERLAND	2,067,350	1.8
TAIWAN	1,087,202	0.9
TANZANIA, UNITED REPUBLIC OF	259	0.0
THAILAND	281,905	0.3
TURKEY	73,173	0.1
UKRAINE	8,308	0.0
UNITED ARAB EMIRATES	60,603	0.1
UNITED KINGDOM	3,901,203	3.3
URUGUAY	63,365	0.1
VIETNAM	381	0.0
ZAMBIA	14,182	0.0
TOTAL FOREIGN	35,439,726	30.1

TOTAL PORTFOLIO	$117,824,101	100.0%
191

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

COLLEGE RETIREMENT EQUITIES FUND

GLOBAL EQUITIES ACCOUNT

SCHEDULE OF INVESTMENTS (unaudited)

June 30, 2019

SHARES		COMPANY	VALUE (000)
COMMON STOCKS - 98.3%

ARGENTINA - 0.0%
5,000		Banco Macro S.A. (ADR) (Class B)	$364
7,000		BBVA Banco Frances S.A. (ADR)	79
3,718	*	Globant S.A.	376
11,400		Grupo Financiero Galicia S.A. (ADR) (Class B)	405
189,242	*	Loma Negra Cia Industrial Argentina S.A. (ADR)	2,214
878	*	MercadoLibre, Inc	537
6,900	*,e	Pampa Energia S.A. (ADR)	239
9,100	e	Telecom Argentina S.A. (ADR) (Class B)	161
8,900		Transportadora de Gas del Sur S.A. (ADR) (Class B)	129
22,400		YPF S.A. (ADR) (Class D)	408
		TOTAL ARGENTINA	4,912

AUSTRALIA - 1.8%
920,240	*,e	Afterpay Touch Group Ltd	16,307
74,830		AGL Energy Ltd	1,052
114,581	e	Alumina Ltd	188
386,008		AMP Ltd	576
148,466		APA Group (ASE)	1,126
26,045		Aristocrat Leisure Ltd	563
76,914		AusNet Services	101
1,635,287		Australia & New Zealand Banking Group Ltd	32,459
39,935		Australian Stock Exchange Ltd	2,314
681,005	*	AZ BGP Holdings	2
18,489	e	Bank of Queensland Ltd	124
21,309		Bendigo Bank Ltd	174
3,312,691	e	BHP Billiton Ltd	96,295
571,760		BHP Group plc	14,622
24,610		BlueScope Steel Ltd	209
53,393		Boral Ltd	193
73,112		Brambles Ltd	662
11,736		Caltex Australia Ltd	204
85,651		Challenger Financial Services Group Ltd	400
4,258		CIMIC Group Ltd	134
22,759		Coca-Cola Amatil Ltd	163
19,579		Cochlear Ltd	2,851
51,347	*	Coles Group Ltd	482
80,220		Commonwealth Bank of Australia	4,668
22,668		Computershare Ltd	259
17,064		Crown Resorts Ltd	149
101,241		CSL Ltd	15,330
100,936		Dexus Property Group	921
2,641	e	Domino’s Pizza Enterprises Ltd	70
2,523		Flight Centre Travel Group Ltd	74
8,681,243		Fortescue Metals Group Ltd	55,209
157,173		GPT Group (ASE)	679
192

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
24,938	e	Harvey Norman Holdings Ltd	$71
734,200		IDP Education Ltd	9,129
74,856		Incitec Pivot Ltd	179
1,340,000		Ingenia Communities Group	3,052
309,779		Insurance Australia Group Ltd	1,799
24,987		Lend Lease Corp Ltd	228
190,085		Macquarie Goodman Group	2,009
39,854		Macquarie Group Ltd	3,515
125,228		Medibank Pvt Ltd	307
322,268		Mirvac Group	709
268,000	*	MMG Ltd	94
125,569		National Australia Bank Ltd	2,359
34,899		Newcrest Mining Ltd	784
61,635	e	Oil Search Ltd	307
17,544		Orica Ltd	250
79,612		Origin Energy Ltd	409
4,170	e	Perpetual Trustees Australia Ltd	124
92,965		Qantas Airways Ltd	353
161,690		QBE Insurance Group Ltd	1,345
90,470		QR National Ltd	344
11,157		Ramsay Health Care Ltd	566
2,432		REA Group Ltd	164
36,862	e	Rio Tinto Ltd	2,699
944,169		Rio Tinto plc	58,438
78,582		Santos Ltd	392
4,093,294		Scentre Group	11,047
15,106		Seek Ltd	225
64,633		Sonic Healthcare Ltd	1,232
230,188		South32 Ltd	516
340,932		Stockland Trust Group	1,000
159,898		Suncorp-Metway Ltd	1,514
51,032		Sydney Airport	288
90,466		Tabcorp Holdings Ltd	283
552,957		Telstra Corp Ltd	1,495
17,155		TPG Telecom Ltd	78
231,526		Transurban Group (ASE)	2,397
32,330	e	Treasury Wine Estates Ltd	340
255,277		Vicinity Centres	440
201,772	*	Virgin Australia Holdings Ltd	24
5,296		Washington H Soul Pattinson & Co Ltd	82
102,964		Wesfarmers Ltd	2,617
156,606	e	Westpac Banking Corp	3,121
80,388	e	Woodside Petroleum Ltd	2,062
116,002		Woolworths Ltd	2,709
13,862	e	WorleyParsons Ltd	144
		TOTAL AUSTRALIA	369,800

AUSTRIA - 0.0%
3,169		Andritz AG.	119
200,187		Erste Bank der Oesterreichischen Sparkassen AG.	7,424
8,469		Oest Elektrizitatswirts AG. (Class A)	444
6,406		OMV AG.	312
6,299		Raiffeisen International Bank Holding AG.	148
193

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
4,772		Voestalpine AG.	$147
		TOTAL AUSTRIA	8,594

BELGIUM - 0.1%
7,915		Ageas	412
110,144		Anheuser-Busch InBev S.A.	9,747
2,899		Befimmo SCA Sicafi	167
2,319		Cofinimmo	301
2,536		Colruyt S.A.	147
3,580		Groupe Bruxelles Lambert S.A.	352
10,781		KBC Groep NV	707
6,666		Proximus plc	197
3,322		Solvay S.A.	345
2,084		Telenet Group Holding NV	116
5,506		UCB S.A.	457
8,719	e	Umicore S.A.	280
1,197		Warehouses De Pauw SCA	201
		TOTAL BELGIUM	13,429

BERMUDA - 0.0%
849		RenaissanceRe Holdings Ltd	151
155,247	*	Third Point Reinsurance Ltd	1,602
		TOTAL BERMUDA	1,753

BRAZIL - 1.6%
517,900		AMBEV S.A.	2,413
87,100	*	Arco Platform Ltd	3,813
39,100		Atacadao Distribuicao Comercio e Industria Ltd	224
7,470,938	*	B2W Companhia Global Do Varejo	63,660
223,300		B3 S.A.-Brasil Bolsa Balcao	2,178
124,720		Banco Bradesco S.A.	1,086
527,940		Banco Bradesco S.A. (Preference)	5,189
23,400		Banco BTG Pactual S.A.	310
403,832		Banco do Brasil S.A.	5,673
340,800	g	Banco Inter S.A.	5,406
2,497,018		Banco Itau Holding Financeira S.A.	23,579
42,500		Banco Santander Brasil S.A.	503
75,000		BB Seguridade Participacoes S.A.	632
81,200		BR Malls Participacoes S.A.	303
22,100	*	Braskem S.A.	202
63,800	*	BRF S.A.	491
22,800	*	Centrais Eletricas Brasileiras S.A.	209
25,900	*	Centrais Eletricas Brasileiras S.A. (Preference)	243
2,126,400		Cia Brasileira de Distribuicao Grupo Pao de Acucar	52,430
415,500		Cia Brasileira de Distribuicao Grupo Pao de Acucar (ADR)	10,171
136,200		Cia de Concessoes Rodoviarias	485
37,200		Cia de Saneamento Basico do Estado de Sao Paulo	458
99,900		Cia Energetica de Minas Gerais	386
66,500		Cia Siderurgica Nacional S.A.	289
142,300		Cielo S.A.	249
18,600		Cosan SA Industria e Comercio	224
78,700		Empresa Brasileira de Aeronautica S.A.	398
194

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
17,200		Energisa S.A.	$206
21,550		Engie Brasil Energia S.A.	244
17,900		Equatorial Energia S.A.	428
2,111,956	e	Gerdau S.A. (ADR)	8,216
119,100		Gerdau S.A. (Preference)	471
44,600		Hypermarcas S.A.	348
1,175,340		Investimentos Itau S.A. - PR	3,945
15,100		IRB Brasil Resseguros S	387
115,500		JBS S.A.	638
78,800		Klabin S.A.	336
166,100		Kroton Educacional S.A.	475
523,500		Linx S.A.	4,860
1,693,900		Localiza Rent A Car	18,077
11,149,497		Lojas Americanas S.A.(Preference)	47,822
83,480		Lojas Renner S.A.	1,025
9,900		M Dias Branco S.A.	100
256,700		Magazine Luiza S.A.	14,113
28,900		Multiplan Empreendimentos Imobiliarios S.A.	209
21,000		Natura Cosmeticos S.A.	309
33,200		Notre Dame Intermedica Participacoes S.A.	349
644,128	*	Pagseguro Digital Ltd	25,102
37,300		Petrobras Distribuidora S.A.	243
673,500		Petroleo Brasileiro S.A.	5,265
912,500		Petroleo Brasileiro S.A. (Preference)	6,514
9,600		Porto Seguro S.A.	129
24,900		Raia Drogasil S.A.	494
118,900	*	Rumo S.A.	642
24,600		Sul America SA	240
60,080		Suzano Papel e Celulose S.A.	514
48,600	*	Telefonica Brasil S.A.	632
92,100		Tim Participacoes S.A.	279
82,800		Ultrapar Participacoes S.A.	433
846,200		Vale S.A.	11,419
92,360		Weg S.A.	514
		TOTAL BRAZIL	336,182

CANADA - 2.5%
30,674	e	Agnico-Eagle Mines Ltd	1,573
630,525		Alimentation Couche Tard, Inc	39,679
13,218	e	AltaGas Ltd	200
3,398		Atco Ltd	115
33,517	*,e	Aurora Cannabis, Inc	263
353,926		Bank of Montreal	26,735
172,588		Bank of Nova Scotia	9,270
5,103,044		Barrick Gold Corp (Canada)	80,547
7,546		BCE, Inc	343
24,974	*	Blackberry Ltd (New)	186
11,596		Boardwalk REIT	353
101,599	*	Bombardier, Inc	171
101,593		Brookfield Asset Management, Inc	4,860
13,106		CAE, Inc	352
18,832		Cameco Corp (Toronto)	202
4,638		Canadian Apartment Properties REIT	171
195

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
55,856	e	Canadian Imperial Bank of Commerce	$4,392
74,894		Canadian National Railway Co	6,931
58,364		Canadian Natural Resources Ltd (Canada)	1,574
237,564		Canadian Pacific Railway Ltd (Toronto)	55,952
2,886		Canadian Tire Corp Ltd	314
6,414		Canadian Utilities Ltd	181
9,908	*,e	Canopy Growth Corp (Toronto)	400
7,222		CCL Industries	354
1,154,493		Cenovus Energy, Inc (Toronto)	10,182
158,543	*	CGI, Inc	12,189
11,378		CI Financial Corp	185
975		Constellation Software, Inc	919
8,783	*,e	Cronos Group, Inc	141
317,009	*	Descartes Systems Group, Inc	11,728
643,624		Dollarama, Inc	22,643
2,736		Emera, Inc	112
8,173		Empire Co Ltd	206
139,041		Enbridge, Inc (Toronto)	5,022
71,479	e	EnCana Corp	367
3,234,841		Entertainment One Ltd	16,339
4,291		Fairfax Financial Holdings Ltd	2,106
13,526	e	First Capital Realty, Inc	226
30,989		Fortis, Inc	1,224
9,028		Franco-Nevada Corp	766
3,811		George Weston Ltd	289
10,046		Gildan Activewear, Inc	389
27,282		Great-West Lifeco, Inc	628
24,182		H&R Real Estate Investment Trust	422
17,335		Husky Energy, Inc	164
15,569	g	Hydro One Ltd	272
5,235		iA Financial Corp, Inc	213
3,731		IGM Financial, Inc	106
13,203		Imperial Oil Ltd	366
68,395		Intact Financial Corp	6,321
18,911	e	Inter Pipeline Ltd	294
10,367		Keyera Corp	267
82,500	*	Kinaxis, Inc	5,145
60,679	*	Kinross Gold Corp	234
9,664		Kirkland Lake Gold Ltd	416
163,900	*	Lightspeed POS, Inc	4,557
8,954		Loblaw Cos Ltd	458
15,460		Magna International, Inc	769
502,642		Manulife Financial Corp (Toronto)	9,135
3,172		Methanex Corp	144
12,012		Metro, Inc	451
31,161		National Bank of Canada	1,480
350,719	e	Nutrien Ltd (Toronto)	18,761
10,094		Onex Corp	609
27,669		Open Text Corp	1,142
24,581		Pembina Pipeline Income Fund	915
59,107		Power Corp Of Canada	1,273
34,029	e	Power Financial Corp	783
10,398	e	PrairieSky Royalty Ltd	146
196

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
8,291		Quebecor, Inc	$197
220,617		Recipe Unlimited Corp	4,448
231,946	e	Restaurant Brands International, Inc	16,129
11,440	e	Restaurant Brands International, Inc (Toronto)	796
53,712		RioCan Real Estate Investment Trust	1,066
17,577		Rogers Communications, Inc (Class B)	941
226,133		Royal Bank of Canada	17,971
11,036		Saputo, Inc	330
22,329		Shaw Communications, Inc (B Shares)	456
61,655	*	Shopify, Inc (Class A) (Toronto)	18,530
15,153		Smart Real Estate Investment Trust	384
8,454		SNC-Lavalin Group, Inc	171
365,626	*,g	Spin Master Corp	10,573
10,239	*	Stars Group, Inc	175
92,852		Sun Life Financial, Inc	3,845
827,713		Suncor Energy, Inc	25,820
192,636	e	TC Energy Corp	9,550
50,971		Teck Cominco Ltd	1,176
9,754		TELUS Corp	361
24,456		Thomson Reuters Corp	1,578
447,274		Toronto-Dominion Bank	26,135
12,225		Tourmaline Oil Corp	156
7,041	e	Vermilion Energy, Inc	153
8,325		West Fraser Timber Co Ltd	379
21,524		Wheaton Precious Metals Corp	521
5,052		WSP Global, Inc	278
		TOTAL CANADA	517,741

CHILE - 0.1%
343,111		Aguas Andinas S.A.	202
465,884		Antofagasta plc	5,503
3,230,180		Banco de Chile	476
4,317		Banco de Credito e Inversiones	298
13,911,511		Banco Santander Chile S.A.	1,037
162,805		Centros Comerciales Sudamericanos S.A.	320
15,257		Cia Cervecerias Unidas S.A.	215
933,778		Colbun S.A.	193
11,808,976		Corpbanca S.A.	99
38,370		Embotelladora Andina S.A.	139
15,178	*	Empresa Nacional de Telecomunicaciones S.A.	155
244,485		Empresas CMPC S.A.	671
93,167		Empresas COPEC S.A.	1,021
3,127,094		Enersis Chile S.A.	297
8,025,979		Enersis S.A.	1,415
32,106		Lan Airlines S.A.	302
31,874		Lundin Mining Corp	175
169,393		SACI Falabella	1,106
23,402		Sociedad Quimica y Minera de Chile S.A. (Class B)	727
		TOTAL CHILE	14,351

CHINA - 3.6%
175,500	e,g	3SBio, Inc	301
2,800	*	51job, Inc (ADR)	211
197

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
10,200	*	58.COM, Inc (ADR)	$634
83,500		AAC Technologies Holdings, Inc	472
7,400		AECC Aviation Power Co Ltd	25
154,000		Agile Property Holdings Ltd	206
6,244,000	*	Agricultural Bank of China Ltd	2,613
279,000		Agricultural Bank of China Ltd (Class A)	146
13,390		Aier Eye Hospital Group Co Ltd	60
2,500		Air China Ltd	4
196,000		Air China Ltd (H shares)	197
5,200		Aisino Corp	17
947,972	*	Alibaba Group Holding Ltd (ADR)	160,634
384,000	*,e	Alibaba Health Information Technology Ltd	368
470,000	*	Aluminum Corp of China Ltd	167
41,500	*	Aluminum Corp of China Ltd (Class A)	24
195,000	e	Angang New Steel Co Ltd	89
11,830		Angang Steel Co Ltd	7
136,500		Anhui Conch Cement Co Ltd	854
14,700		Anhui Conch Cement Co Ltd (Class A)	89
712,374		Anhui Kouzi Distillery Co Ltd	6,700
118,000		Anta Sports Products Ltd	814
7,300	*	Anxin Trust Co Ltd	5
11,500	*,e	Autohome, Inc (ADR)	985
5,000		AVIC Aircraft Co Ltd	12
291,000		AviChina Industry & Technology Co	159
198,500	g	BAIC Motor Corp Ltd	125
74,200	*	Baidu, Inc (ADR)	8,708
77,500		Bank of Beijing Co Ltd	67
127,300		Bank of China Ltd	69
21,606,000		Bank of China Ltd (Hong Kong)	9,117
153,800		Bank of Communications Co Ltd	137
980,000		Bank of Communications Co Ltd (Hong Kong)	744
31,900		Bank of Jiangsu Co Ltd	34
28,900		Bank of Nanjing Co Ltd	35
16,800		Bank of Ningbo Co Ltd	59
33,940		Bank of Shanghai Co Ltd	59
73,000		Baoshan Iron & Steel Co Ltd	69
4,188	*,e	Baozun, Inc (ADR)	209
12,500		BBMG Corp	7
266,000		BBMG Corp (Class H)	85
1,500	*	BeiGene Ltd (ADR)	186
200,000		Beijing Capital International Airport Co Ltd	175
59,000		Beijing Enterprises Holdings Ltd	300
614,000		Beijing Enterprises Water Group Ltd	365
10,900		Beijing Tongrentang Co Ltd	46
129,300		BOE Technology Group Co Ltd	65
332,000	e	Brilliance China Automotive Holdings Ltd	367
6,200		BYD Co Ltd	46
72,500	e	BYD Co Ltd (H shares)	438
74,000	e	BYD Electronic International Co Ltd	106
12,400		Caitong Securities Co Ltd	20
1,294,000	g	CGN Power Co Ltd	356
16,600		Changjiang Securities Co Ltd	19
261,000		China Agri-Industries Holdings Ltd	84
198

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
9,579,000	*,†,e	China Animal Healthcare Ltd	$12
126,000	e	China Aoyuan Property Group Ltd	177
998,000		China Cinda Asset Management Co Ltd	230
1,047,000		China Citic Bank	596
20,000		China CITIC Bank Corp Ltd	17
275,000		China Coal Energy Co	115
10,400		China Communications Construction Co Ltd	17
516,000		China Communications Construction Co Ltd (Hong Kong)	461
266,000		China Communications Services Corp Ltd	206
181,000		China Conch Venture Holdings Ltd	640
57,400		China Construction Bank Corp	62
23,859,000		China Construction Bank Corp (Hong Kong)	20,567
310,000	*,e	China COSCO Holdings Co Ltd	121
9,700		China Eastern Airlines Corp Ltd	9
148,000		China Eastern Airlines Corp Ltd (H Shares)	87
70,000	e	China Education Group Holdings Ltd	110
157,500		China Everbright Bank Co Ltd	87
372,000		China Everbright Bank Co Ltd (Hong Kong)	171
10,480,392		China Everbright International Ltd	9,680
108,000		China Everbright Ltd	160
200,000	e	China Evergrande Group	560
9,241	*	China Fortune Land Development Co Ltd	44
392,000		China Galaxy Securities Co Ltd	233
7,400	*	China Gezhouba Group Co Ltd	7
6,843	*	China Grand Automotive Services Co Ltd	4
197,500		China Hongqiao Group Ltd	139
1,168,000	*,g	China Huarong Asset Management Co Ltd	203
177,000		China Insurance International Holdings Co Ltd	474
136,400	e,g	China International Capital Corp Ltd	275
6,300		China International Travel Service Corp Ltd	81
1,645,000		China Life Insurance Co Ltd	4,066
9,700		China Life Insurance Co Ltd (Class A)	40
30,200	*,e,g	China Literature Ltd	142
381,000		China Longyuan Power Group Corp	245
179,000		China Medical System Holdings Ltd	164
300,000		China Mengniu Dairy Co Ltd	1,163
432,500		China Merchants Bank Co Ltd	2,146
72,300		China Merchants Bank Co Ltd (Class A)	379
154,000		China Merchants Holdings International Co Ltd	262
19,000		China Merchants Securities Co Ltd	47
22,800	*	China Merchants Shekou Industrial Zone Holdings Co Ltd	70
127,700		China Minsheng Banking Corp Ltd	118
822,300		China Minsheng Banking Corp Ltd (Hong Kong)	569
1,659,500		China Mobile Hong Kong Ltd	15,108
441,000	e	China Molybdenum Co Ltd	140
65,100		China Molybdenum Co Ltd (Class A)	38
436,000		China National Building Material Co Ltd	381
19,500		China National Chemical Engineering Co Ltd	17
47,300		China National Nuclear Power Co Ltd	38
6,000		China Northern Rare Earth Group High-Tech Co Ltd	11
234,000		China Oilfield Services Ltd	232
134,000		China Oriental Group Co Ltd	78
1,070,200		China Overseas Land & Investment Ltd	3,950
199

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
23,000		China Pacific Insurance Group Co Ltd	$123
588,000		China Pacific Insurance Group Co Ltd (Hong Kong)	2,300
570,000	e	China Power International Development Ltd	139
227,500		China Railway Construction Corp	279
42,913		China Railway Construction Corp Ltd	62
449,000		China Railway Group Ltd	341
166,000	g	China Railway Signal & Communication Corp Ltd	121
728,000		China Reinsurance Group Corp	130
160,000		China Resources Beer Holdings Company Ltd	760
106,000		China Resources Gas Group Ltd	526
953,836		China Resources Land Ltd	4,200
194,000	g	China Resources Pharmaceutical Group Ltd	219
238,000		China Resources Power Holdings Co	347
8,400	*	China Resources Sanjiu Medical & Pharmaceutical Co Ltd	36
22,300		China Shenhua Energy Co Ltd	66
987,500		China Shenhua Energy Co Ltd (Hong Kong)	2,068
75,100		China Shipbuilding Industry Co Ltd	61
180,000		China Shipping Development Co Ltd	106
196,000		China Southern Airlines Co Ltd	136
24,400		China Southern Airlines Co Ltd (Class A)	27
147,920		China State Construction Engineering Corp Ltd	124
232,000		China State Construction International Holdings Ltd	238
1,594,000		China Telecom Corp Ltd	803
4,600,000	g	China Tower Corp Ltd	1,208
698,000		China Unicom Ltd	763
116,800		China United Network Communications Ltd	105
172,800		China Vanke Co Ltd	648
34,700		China Vanke Co Ltd (Class A)	141
58,100	*	China Yangtze Power Co Ltd	152
157,200	e	China Zhongwang Holdings Ltd	79
289,000		Chongqing Rural Commercial Bank	157
12,500		Chongqing Zhifei Biological Products Co Ltd	79
302,000		CIFI Holdings Group Co Ltd	199
644,000		Citic Pacific Ltd	927
251,000	e	CITIC Securities Co Ltd	524
36,300		CITIC Securities Co Ltd (Class A)	126
4,905,000		CNOOC Ltd	8,367
2,700	*	Contemporary Amperex Technology Co Ltd	27
202,160		COSCO Pacific Ltd	199
823,000		Country Garden Holdings Co Ltd	1,251
137,000	*	Country Garden Services Holdings Co Ltd	317
516,000		CRRC Corp Ltd	431
89,600		CRRC Corp Ltd (Class A)	106
762,000		CSPC Pharmaceutical Group Ltd	1,229
107,900	*	Ctrip.com International Ltd (ADR)	3,983
234,000	g	Dali Foods Group Co Ltd	155
66,900		Daqin Railway Co Ltd	79
396,000		Datang International Power Generation Co Ltd	99
5,900		Dong-E-E-Jiao Co Ltd	34
304,000		Dongfeng Motor Group Co Ltd	249
21,900		East Money Information Co Ltd	43
88,700	e	ENN Energy Holdings Ltd	863
4,800		Everbright Securities Co Ltd	8
200

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
4,917	*	Fangda Carbon New Material Co Ltd	$9
227,000		Far East Horizon Ltd	232
51,500	*	Focus Media Information Technology Co Ltd	40
7,800		Foshan Haitian Flavouring & Food Co Ltd	120
284,000		Fosun International	378
25,800		Founder Securities Co Ltd	27
556,000		Franshion Properties China Ltd	338
192,000		Future Land Development Holdings Ltd	253
6,300		Future Land Holdings Co Ltd	37
8,000		Fuyao Glass Industry Group Co Ltd	27
56,000	g	Fuyao Glass Industry Group Co Ltd (Hong Kong)	174
108,500		GD Power Development Co Ltd	40
46,400	*,e	GDS Holdings Ltd (ADR)	1,743
1,070,000		Geely Automobile Holdings Ltd	1,835
15,300		Gemdale Corp	27
102,000	*,e	Genscript Biotech Corp	256
171,800		GF Securities Co Ltd	204
20,600		GF Securities Co Ltd (Class A)	41
5,700		Giant Network Group Co Ltd	15
1,263,000	*,e	GOME Electrical Appliances Holdings Ltd	136
364,000	e	Great Wall Motor Co Ltd	261
11,200		Gree Electric Appliances, Inc of Zhuhai	90
13,000		Greenland Holdings Corp Ltd	13
118,000	*	Greentown Service Group Co Ltd	95
340,000		Guangdong Investments Ltd	672
90,500		Guanghui Energy Co Ltd	47
60,200		Guangshen Railway Co Ltd	28
332,000		Guangzhou Automobile Group Co Ltd	355
6,600		Guangzhou Baiyunshan Pharmaceutical Holdings Co Ltd	39
120,400	e	Guangzhou R&F Properties Co Ltd	232
10,000		Guosen Securities Co Ltd	19
29,000	*	Guotai Junan Securities Co Ltd	78
94,000	*,g	Guotai Junan Securities Co Ltd (Hong Kong)	167
73,000		Haitian International Holdings Ltd	152
10,909,092		Haitong Securities Co Ltd	12,237
30,400		Haitong Securities Co Ltd (Class A)	63
33,600		Hangzhou Hikvision Digital Technology Co Ltd	135
4,230		Hangzhou Robam Appliances Co Ltd	17
2,200	*	Hangzhou Tigermed Consulting Co Ltd	25
12,200		Henan Shuanghui Investment & Development Co Ltd	44
81,500		Hengan International Group Co Ltd	600
7,280		Hengli Petrochemical Co Ltd	13
2,408,000	*,e	HengTen Networks Group Ltd	58
3,200		Hengtong Optic-electric Co Ltd	8
16,900	*	Hesteel Co Ltd	7
1,300		Hithink RoyalFlush Information Network Co Ltd	19
4,760		Hopewell Highway Infrastructure Ltd	2
50,000	e,g	Hua Hong Semiconductor Ltd	97
230,000	e	Huadian Power International Corp Ltd	91
8,040		Huadong Medicine Co Ltd	30
26,300		Huaneng Power International, Inc	24
470,000		Huaneng Power International, Inc (Hong Kong)	277
562,000		Huaneng Renewables Corp Ltd	155
201

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
187,000	g	Huatai Securities Co Ltd	$322
24,200		Huatai Securities Co Ltd (Class A)	79
31,200	*	Huaxia Bank Co Ltd	35
8,000		Huayu Automotive Systems Co Ltd	25
14,500		Huazhu Group Ltd (ADR)	526
2,210		Hundsun Technologies, Inc	22
6,100	*,e	Hutchison China MediTech Ltd (ADR)	134
416,100	*,e	HUYA, Inc (ADR)	10,282
5,400	*	Iflytek Co Ltd	26
15,771,000		Industrial & Commercial Bank of China	11,512
194,300		Industrial & Commercial Bank of China Ltd	167
70,800		Industrial Bank Co Ltd	189
19,700		Industrial Securities Co Ltd	19
86,800		Inner Mongolia BaoTou Steel Union Co Ltd	21
22,900		Inner Mongolia Yili Industrial Group Co Ltd	112
130,700		Inner Mongolia Yitai Coal Co	142
14,700	*,e	IQIYI, Inc (ADR)	304
184,900	*	JD.com, Inc (ADR)	5,601
160,000		Jiangsu Express	228
17,560		Jiangsu Hengrui Medicine Co Ltd	169
5,900		Jiangsu Yanghe Brewery Joint-Stock Co Ltd	105
139,000		Jiangxi Copper Co Ltd	185
5,558		Jiangxi Copper Co Ltd (Class A)	13
3,700	*	Jiangxi Ganfeng Lithium Co Ltd	13
14,400		Jointown Pharmaceutical Group Co Ltd	26
274,000		Kaisa Group Holdings Ltd	135
73,500		Kingboard Chemical Holdings Ltd	205
252,000	e	Kingdee International Software Group Co Ltd	273
96,000	*,e	Kingsoft Corp Ltd	208
4,300		Kweichow Moutai Co Ltd	618
137,564		KWG Property Holding Ltd	140
40,900	e,g	Legend Holdings Corp	97
800,000		Lenovo Group Ltd	619
8,700		Lepu Medical Technology Beijing Co Ltd	29
217,500	*	Li Ning Co Ltd	514
25,600		Liaoning Cheng Da Co Ltd	54
150,000		Logan Property Holdings Co Ltd	243
190,000		Longfor Properties Co Ltd	716
10,460		LONGi Green Energy Technology Co Ltd	35
9,770		Luxshare Precision Industry Co Ltd	35
169,000	e,g	Luye Pharma Group Ltd	123
5,400		Luzhou Laojiao Co Ltd	64
234,000		Maanshan Iron & Steel Co Ltd	93
9,712		Maanshan Iron & Steel Co Ltd (Class A)	5
13,000	*	Meinian Onehealth Healthcare Holdings Co Ltd	24
257,500	*,e,g	Meitu, Inc	83
111,200	*,e	Meituan Dianping (Class B)	977
61,200		Metallurgical Corp of China Ltd	27
350,000		Metallurgical Corp of China Ltd (Hong Kong)	94
13,100		Midea Group Co Ltd	99
27,600		Momo, Inc (ADR)	988
4,200		Muyuan Foodstuff Co Ltd	36
10,800	*	NARI Technology Co Ltd	29
202

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
15,700		Netease.com (ADR)	$4,016
7,500		New China Life Insurance Co Ltd	60
94,400		New China Life insurance Co Ltd (Hong Kong)	459
14,500		New Hope Liuhe Co Ltd	37
30,000	*	New Oriental Education & Technology Group (ADR)	2,897
74,700	*,e	NIO, Inc (ADR)	191
3,100	*	Noah Holdings Ltd (ADR)	132
44,900		Offshore Oil Engineering Co Ltd	37
3,100		O-film Tech Co Ltd	4
7,200		Orient Securities Co Ltd	11
992,000	*	People’s Insurance Co Group of China Ltd	387
764,000		PICC Property & Casualty Co Ltd	824
21,800	*,e	Pinduoduo, Inc (ADR)	450
59,000		Ping An Bank Co Ltd	119
7,496,000		Ping An Insurance Group Co of China Ltd	90,138
36,800		Ping An Insurance Group Co of China Ltd (Class A)	476
42,000		Poly Real Estate Group Co Ltd	78
924,000	g	Postal Savings Bank of China Co Ltd	549
37,300	*	Power Construction Corp of China Ltd	29
24,400	*	Qingdao Haier Co Ltd	62
28,500		SAIC Motor Corp Ltd	106
7,000	*	Sanan Optoelectronics Co Ltd	12
17,800		Sany Heavy Industry Co Ltd	34
31,700		SDIC Power Holdings Co Ltd	36
331,500	*,e	Semiconductor Manufacturing International Corp	370
4,600		SF Holding Co Ltd	23
33,200		Shaanxi Coal Industry Co Ltd	45
5,900		Shandong Buchang Pharmaceuticals Co Ltd	22
7,500	*	Shandong Gold Mining Co Ltd	45
244,000		Shandong Weigao Group Medical Polymer Co Ltd	221
26,600		Shanghai Electric Group Co Ltd	21
352,000	e	Shanghai Electric Group Co Ltd (Hong Kong)	128
9,600		Shanghai Fosun Pharmaceutical Group Co Ltd	35
68,000		Shanghai Fosun Pharmaceutical Group Co Ltd (Hong Kong)	206
53,000		Shanghai Industrial Holdings Ltd	115
3,100		Shanghai International Airport Co Ltd	38
31,600		Shanghai International Port Group Co Ltd	31
139,669		Shanghai Lujiazui Finance & Trade Zone Development Co Ltd	169
13,500		Shanghai Oriental Pearl Group Co Ltd	21
13,300		Shanghai Pharmaceuticals Holding Co Ltd	35
113,100		Shanghai Pharmaceuticals Holding Co Ltd (Hong Kong)	222
96,900		Shanghai Pudong Development Bank Co Ltd	165
18,279		Shanxi Lu’an Environmental Energy Development Co Ltd	21
2,600		Shanxi Xinghuacun Fen Wine Factory Co Ltd	26
17,900		Shanxi Xishan Coal & Electricity Power Co Ltd	16
55,800		Shenwan Hongyuan Group Co Ltd	41
5,200	*	Shenzhen Inovance Technology Co Ltd	17
121,985		Shenzhen International Holdings Ltd	242
298,000		Shenzhen Investment Ltd	110
7,900	*	Shenzhen Kangtai Biological Products Co Ltd	60
1,700		Shenzhen Mindray Bio-Medical Electronics Co Ltd	40
203

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
8,100		Shenzhen Overseas Chinese Town Co Ltd	$8
8,000		Shenzhen Salubris Pharmaceuticals Co Ltd	26
82,700		Shenzhou International Group Holdings Ltd	1,141
128,500		Shimao Property Holdings Ltd	392
430,500		Shui On Land Ltd	100
9,500		Sichuan Chuantou Energy Co Ltd	12
8,300		Sichuan Kelun Pharmaceutical Co Ltd	36
479,000		Sihuan Pharmaceutical Holdings	108
7,112	*	Sina Corp	307
338,000		Sino-Ocean Land Holdings Ltd	144
157,000		Sinopec Engineering Group Co Ltd	133
506,000		Sinopec Shanghai Petrochemical Co Ltd	202
45,000		Sinopec Shanghai Petrochemical Co Ltd (Class A)	34
136,000		Sinopharm Group Co	479
271,000		Sinotrans Ltd	99
75,500	e	Sinotruk Hong Kong Ltd	131
253,500		Soho China Ltd	90
514,000		Sunac China Holdings Ltd	2,524
18,800		Suning.com Co Ltd	32
1,219,800		Sunny Optical Technology Group Co Ltd	12,629
72,600	*	TAL Education Group (ADR)	2,766
10,900		Tasly Pharmaceutical Group Co Ltd	26
6,500		TBEA Co Ltd	7
4,316,400		Tencent Holdings Ltd	195,271
10,700	*,e	Tencent Music Entertainment (ADR)	160
1,500		Tianqi Lithium Corp	6
9,840,000		Tingyi Cayman Islands Holding Corp	16,439
83,000	e	Tong Ren Tang Technologies Co Ltd	99
11,500		Tonghua Dongbao Pharmaceutical Co Ltd	26
12,600		Tongwei Co Ltd	26
106,000		Travelsky Technology Ltd	213
46,000		Tsingtao Brewery Co Ltd	293
3,200		Tsingtao Brewery Co Ltd (Class A)	23
150,000		Uni-President China Holdings Ltd	167
47,500	*	Vipshop Holdings Ltd (ADR)	410
12,500	*	Walvax Biotechnology Co Ltd	52
571,000		Want Want China Holdings Ltd	464
10,800	*,e	Weibo Corp (ADR)	470
211,000		Weichai Power Co Ltd	357
9,100		Weichai Power Co Ltd (Class A)	16
17,400		Wens Foodstuffs Group Co Ltd	91
8,200	*	Western Securities Co Ltd	12
306,000		Winteam Pharmaceutical Group Ltd	149
13,500		Wuliangye Yibin Co Ltd	233
21,700	*,g	WuXi AppTec Co Ltd	190
223,450	*,e,g	Wuxi Biologics Cayman, Inc	2,005
388,000	*,e,g	Xiaomi Corp	498
14,900		Xinjiang Goldwind Science & Technology Co Ltd	27
94,600	e	Xinjiang Goldwind Science & Technology Co Ltd (Hong Kong)	103
344,862		Xinyi Solar Holdings Ltd	170
99,849		Yangzijiang Shipbuilding	113
212,000		Yanzhou Coal Mining Co Ltd	198
204

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
12,300		Yanzhou Coal Mining Co Ltd (Class A)	$20
50,000		Yihai International Holding Ltd	259
34,100		Yonghui Superstores Co Ltd	51
9,230		Yonyou Network Technology Co Ltd	36
738,000		Yuexiul Property Co Ltd	167
580,198		Yum China Holdings, Inc	26,805
4,200		Yunnan Baiyao Group Co Ltd	51
197,393		Yuzhou Properties Co	93
5,600	*	YY, Inc (ADR)	390
2,800		Zhangzhou Pientzehuang Pharmaceutical Co Ltd	47
150,000	e	Zhaojin Mining Industry Co Ltd	168
7,500		Zhejiang Chint Electrics Co Ltd	25
2,900		Zhejiang Dahua Technology Co Ltd	6
184,000		Zhejiang Expressway Co Ltd	194
2,210		Zhejiang Huayou Cobalt Co Ltd	7
8,000		Zhejiang Longsheng Group Co Ltd	18
9,900		Zhengzhou Yutong Bus Co Ltd	19
38,300	*,e,g	ZhongAn Online P&C Insurance Co Ltd	105
18,300		Zhongjin Gold Corp Ltd	27
64,000	e	Zhongsheng Group Holdings Ltd	178
63,700		Zhuzhou CSR Times Electric Co Ltd	336
686,000	*	Zijin Mining Group Co Ltd	279
53,700	*	Zijin Mining Group Co Ltd (Class A)	30
11,000	*	ZTE Corp	52
81,800	*	ZTE Corp (Class H)	237
35,800		ZTO Express Cayman, Inc (ADR)	685
		TOTAL CHINA	731,122

COLOMBIA - 0.0%
25,308		BanColombia S.A.	304
49,887		BanColombia S.A. (Preference)	633
56,758		Cementos Argos S.A.	132
680,725		Ecopetrol S.A.	619
27,320		Grupo Argos S.A.	147
449,693		Grupo Aval Acciones y Valores	180
24,325		Grupo de Inversiones Suramericana S.A.	258
12,582		Grupo de Inversiones Suramericana S.A. (Preference)	124
46,744		Interconexion Electrica S.A.	260
		TOTAL COLOMBIA	2,657

CZECH REPUBLIC - 0.0%
18,560		CEZ AS	448
7,853		Komercni Banka AS	313
1,376,908	g	Moneta Money Bank AS	4,719
		TOTAL CZECH REPUBLIC	5,480

DENMARK - 1.0%
159		AP Moller - Maersk AS (Class A)	185
286		AP Moller - Maersk AS (Class B)	356
4,668		Carlsberg AS (Class B)	620
4,526	e	Christian Hansen Holding	426
5,172		Coloplast AS	585
59,605		Danske Bank AS	944
205

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
267,290	e	DSV AS	$26,320
2,659	*	Genmab AS	489
34,692		GN Store Nord	1,622
2,987		H Lundbeck AS	118
6,992		ISS AS	211
2,073,016		Novo Nordisk AS	105,884
9,551		Novozymes AS	445
590,639	g	Orsted AS	51,096
4,622		Pandora AS	164
189,976		Tryg A.S.	6,182
18,849		Vestas Wind Systems AS	1,633
4,726	*,e	William Demant Holding A.S.	147
		TOTAL DENMARK	197,427

EGYPT - 0.0%
153,889		Commercial International Bank	680
95,731		Eastern Tobacco	89
91,130		ElSwedy Cables Holding Co	78
		TOTAL EGYPT	847

FINLAND - 0.2%
9,277	e	Citycon OYJ	97
12,959		Elisa Oyj (Series A)	632
363,174		Fortum Oyj	8,027
29,173		Kone Oyj (Class B)	1,723
4,503		Metso Oyj	177
35,427		Neste Oil Oyj	1,204
489,149		Nokia Oyj (Turquoise)	2,436
10,492		Nokian Renkaat Oyj	328
271,908		Nordea Bank Abp	1,974
4,545		Orion Oyj (Class B)	167
419,594		Sampo Oyj (A Shares)	19,807
67,530		Stora Enso Oyj (R Shares)	795
47,636		UPM-Kymmene Oyj	1,267
39,336		Wartsila Oyj (B Shares)	571
		TOTAL FINLAND	39,205

FRANCE - 3.6%
164,489		Accor S.A.	7,061
2,626		Aeroports de Paris	463
38,268		Air Liquide	5,352
891,967		Airbus SE	126,233
16,610		Alstom RGPT	770
2,632	g	Amundi S.A.	184
6,097		Arkema	567
7,758		Atos Origin S.A.	648
168,072		AXA S.A.	4,414
1,805		BioMerieux	150
1,285,258		BNP Paribas	60,928
38,782		Bollore	171
18,453		Bouygues S.A.	683
22,197		Bureau Veritas S.A.	548
13,632		Cap Gemini S.A.	1,695
206

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
55,696	e	Carrefour S.A.	$1,075
4,683	e	Casino Guichard Perrachon S.A.	160
2,490		Christian Dior S.A.	1,306
7,269		CNP Assurances	165
42,030		Compagnie de Saint-Gobain	1,641
844,532		Credit Agricole S.A.	10,077
177,957		Danone	15,068
107		Dassault Aviation S.A.	154
400,502		Dassault Systemes S.A.	63,882
20,036		Edenred	1,021
3,492		Eiffage S.A.	345
89,550		Electricite de France	1,129
220,938		Essilor International S.A.	28,793
1,990		Eurazeo	139
14,346		Eutelsat Communications	268
2,823		Faurecia	131
5,502		Fonciere Des Regions	576
303,770		Gaz de France	4,606
6,349		Gecina S.A.	950
19,536		Groupe Eurotunnel S.A.	313
2,132		Hermes International	1,537
7,601	e	Icade	697
2,302	e	Iliad S.A.	258
1,545		Imerys S.A.	82
2,625	*	Ingenico	232
1,640		Ipsen	224
3,544		JC Decaux S.A.	107
108,516		Kering	64,049
17,024	e	Klepierre	570
5,556	e	Lagardere S.C.A.	145
23,759		Legrand S.A.	1,737
154,615		L’Oreal S.A.	43,961
70,354		LVMH Moet Hennessy Louis Vuitton S.A.	29,909
15,958		Michelin (C.G.D.E.) (Class B)	2,018
38,905		Natixis	157
331,088		Orange S. A.	5,222
19,030	e	Pernod-Ricard S.A.	3,505
384,395		Peugeot S.A.	9,461
17,466		Publicis Groupe S.A.	922
70,732	e	Remy Cointreau S.A.	10,198
137,041		Renault S.A.	8,616
26,786		Safran S.A.	3,919
376,068		Sanofi-Aventis	32,501
10,231		Sartorius Stedim Biotech	1,613
709,449		Schneider Electric S.A.	64,193
6,995		SCOR SE	307
975		SEB S.A.	175
1,020	e	Societe BIC S.A.	78
66,591		Societe Generale	1,681
8,131		Sodexho Alliance S.A.	950
62,077	e	Suez Environnement S.A.	896
158,173		Teleperformance	31,691
8,826		Thales S.A.	1,090
207

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
828,945		Total S.A.	$46,499
3,642	*	Ubisoft Entertainment	285
5,926	e	Unibail-Rodamco-Westfield	888
111		Unibail-Rodamco-Westfield (Paris)	17
20,920		Valeo S.A.	681
881	*,e	Vallourec SA	2
88,006		Veolia Environnement	2,143
203,966		Vinci S.A.	20,830
95,585	e	Vivendi Universal S.A.	2,623
2,657		Wendel	362
5,062	*,g	Worldline S.A.	368
		TOTAL FRANCE	739,065

GERMANY - 1.5%
45,585		Adidas-Salomon AG.	14,103
2,319	g	ADO Properties S.A.	96
99,095		Allianz AG.	23,899
334,878		Alstria Office REIT-AG.	5,422
333,807		Aroundtown S.A.	2,754
2,109		Axel Springer AG.	149
127,257		BASF SE	9,258
266,409		Bayer AG.	18,478
31,044		Bayerische Motoren Werke AG.	2,295
2,345		Bayerische Motoren Werke AG. (Preference)	145
57,600		Bechtle AG.	6,629
142,732		Beiersdorf AG.	17,114
1,004,461		Borussia Dortmund GmbH & Co KGaA	9,451
6,846		Brenntag AG.	336
3,742		Carl Zeiss Meditec AG.	369
86,752		Commerzbank AG.	623
9,909		Continental AG.	1,443
39,114	g	Covestro AG.	1,991
660,745		Daimler AG. (Registered)	36,851
4,685	*,g	Delivery Hero AG.	213
62,122		Deutsche Annington Immobilien SE	2,968
180,888		Deutsche Bank AG. (Registered)	1,395
100,631		Deutsche Boerse AG.	14,206
4,058		Deutsche Euroshop AG.	112
21,075		Deutsche Lufthansa AG.	361
87,675		Deutsche Post AG.	2,884
716,785		Deutsche Telekom AG.	12,418
59,870		Deutsche Wohnen AG.	2,194
2,400		Drillisch AG.	80
376,700		E.ON AG.	4,087
8,282		Evonik Industries AG.	241
1,768		Fraport AG. Frankfurt Airport Services Worldwide	152
97,194		Fresenius Medical Care AG.	7,633
97,008		Fresenius SE	5,268
5,994		Fuchs Petrolub AG. (Preference)	235
15,155		GEA Group AG.	430
9,277		Grand City Properties S.A.	212
5,274		Hannover Rueckversicherung AG.	853
12,850		HeidelbergCement AG.	1,040
208

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
26,677		Henkel KGaA	$2,452
15,986		Henkel KGaA (Preference)	1,564
1,080		Hochtief AG.	131
2,786		Hugo Boss AG.	186
106,107		Infineon Technologies AG.	1,885
4,762	g	Innogy SE	226
1,279		Innogy SE	55
7,882		K&S AG.	147
2,893		KION Group AG.	183
2,051		Knorr-Bremse AG.	229
8,052		Lanxess AG.	478
5,798		LEG Immobilien AG.	654
1,501		MAN AG.	98
5,600		Merck KGaA	585
502	*	Metro AG.	3
14,718		Metro Wholesale & Food Specialist AG.	269
2,268		MTU Aero Engines Holding AG.	541
14,460		Muenchener Rueckver AG.	3,624
578		Osram Licht AG.	19
464,504	*	Paion AG.	1,141
13,655	*	Porsche AG.	885
9,990		ProSiebenSat. Media AG.	156
6,418		Puma AG. Rudolf Dassler Sport	428
467,942		RWE AG.	11,547
85,237		SAP AG.	11,685
1,552		Sartorius AG.	318
266,875		Siemens AG.	31,773
6,549	g	Siemens Healthineers AG.	276
5,518		Symrise AG.	531
11,596		TAG Tegernsee Immobilien und Beteiligungs AG.	268
36,427		Telefonica Deutschland Holding AG.	102
38,319		ThyssenKrupp AG.	559
5,798		TLG Immobilien AG.	170
19,767		TUI AG. (DI)	194
18,005		Uniper SE	546
11,119		United Internet AG.	366
7,670		Volkswagen AG.	1,316
10,598		Volkswagen AG. (Preference)	1,785
79,338		Wirecard AG.	13,394
105,198	*,g	Zalando SE	4,658
		TOTAL GERMANY	303,815

GHANA - 0.0%
63,043		Tullow Oil plc	169
		TOTAL GHANA	169

GREECE - 0.0%
154,328	*	Alpha Bank AE	309
280,101	*	Eurobank Ergasias S.A.	276
5,760	*,†	Hellenic Duty Free Shops S.A.	0	^
26,127		Hellenic Telecommunications Organization S.A.	386
11,700		JUMBO S.A.	226
6,887		Motor Oil Hellas Corinth Refineries S.A.	176
209

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
60,098	*	National Bank of Greece S.A.	$165
25,859		OPAP S.A.	290
4,409		Titan Cement Co S.A.	86
		TOTAL GREECE	1,914

HONG KONG - 1.1%
3,435,758		AIA Group Ltd	37,102
1,530,000	*,e	Alibaba Pictures Group Ltd	329
14,518	e	ASM Pacific Technology	149
182,669		Bank of East Asia Ltd	511
167,353		BOC Hong Kong Holdings Ltd	659
99,000	e	Cathay Pacific Airways Ltd	148
72,000	†	China Ding Yi Feng Holdings Ltd	160
338,000	*	China First Capital Group Ltd	101
200,400		China Gas Holdings Ltd	745
14,167,999		China Resources Cement Holdings Ltd	13,717
118,125		CK Asset Holdings Ltd	925
122,543		CK Hutchison Holdings Ltd	1,209
61,953		CK Infrastructure Holdings Ltd	505
223,954		CLP Holdings Ltd	2,468
15,400		Dairy Farm International Holdings Ltd	110
1,062,500	*,e	Fullshare Holdings Ltd	66
141,000		Haier Electronics Group Co Ltd	391
395,576		Hang Lung Properties Ltd	941
98,772		Hang Seng Bank Ltd	2,458
218,082	e	Henderson Land Development Co Ltd	1,202
117,500	e	HK Electric Investments & HK Electric Investments Ltd	120
169,660		HKT Trust and HKT Ltd	269
1,324,980		Hong Kong & China Gas Ltd	2,937
172,988		Hong Kong Electric Holdings Ltd	1,244
280,407		Hong Kong Exchanges and Clearing Ltd	9,910
2,936,785		Hongkong Land Holdings Ltd	18,930
87,760		Hysan Development Co Ltd	453
10,000		Jardine Matheson Holdings Ltd	631
10,000		Jardine Strategic Holdings Ltd	382
107,526		Kerry Properties Ltd	452
123,500		Kingboard Laminates Holdings Ltd	113
150,000		Lee & Man Paper Manufacturing Ltd	105
183,026		Link REIT	2,252
4,446,720		Melco Crown Entertainment Ltd (ADR)	96,583
68,580		MTR Corp	462
849,492		New World Development Co Ltd	1,329
188,000		Nine Dragons Paper Holdings Ltd	167
71,638		NWS Holdings Ltd	147
195,262		PCCW Ltd	113
10,259,992		Shangri-La Asia Ltd	12,921
1,109,500		Sino Biopharmaceutical	1,135
145,043		Sino Land Co	243
91,611	e	SJM Holdings Ltd	104
192,000		SSY Group Ltd	174
276,500		Sun Art Retail Group Ltd	262
188,468		Sun Hung Kai Properties Ltd	3,197
22,628		Swire Pacific Ltd (Class A)	278
210

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
53,616		Swire Properties Ltd	$217
61,902	e	Techtronic Industries Co	474
131,000		Towngas China Co Ltd	94
34,000	e	Vitasoy International Holdings Ltd	164
423,500	g	WH Group Ltd	430
155,053		Wharf Holdings Ltd	411
155,053		Wharf Real Estate Investment Co Ltd	1,093
37,334		Wheelock & Co Ltd	268
32,912		Yue Yuen Industrial Holdings	90
		TOTAL HONG KONG	222,050

HUNGARY - 0.0%
52,086		MOL Hungarian Oil & Gas plc	578
22,677		OTP Bank	903
15,789		Richter Gedeon Rt	291
		TOTAL HUNGARY	1,772

INDIA - 1.0%
65,591		Ambuja Cements Ltd	202
139,388		Ashok Leyland Ltd	176
32,395		Asian Paints Ltd	637
30,346		Aurobindo Pharma Ltd	267
13,959	*,g	Avenue Supermarts Ltd	282
207,723	*	Axis Bank Ltd	2,432
18,700		Bajaj Finance Ltd	997
4,001		Bajaj Finserv Ltd	494
9,510		Bajaj Holdings and Investment Ltd	390
24,019		Bharat Forge Ltd	157
72,950		Bharat Petroleum Corp Ltd	413
197,080		Bharti Airtel Ltd	989
39,325		Bharti Infratel Ltd	152
710	*	Bosch Ltd	168
6,622		Britannia Industries Ltd	263
40,536	*	Cipla Ltd	325
142,036		Coal India Ltd	522
442,777	*	Container Corp Of India Ltd	3,655
59,595		Dabur India Ltd	346
9,147		Divi S Laboratories Ltd	212
13,245		Dr Reddy’s Laboratories Ltd	491
900,000		Edelweiss Capital Ltd	2,212
1,519		Eicher Motors Ltd	421
778,471	*	Emami Ltd	3,377
92,570	*	GAIL India Ltd	418
18,309		Glenmark Pharmaceuticals Ltd	118
40,374		Godrej Consumer Products Ltd	388
33,096	*	Grasim Industries Ltd	438
27,972	*	Havells India Ltd	319
59,775		HCL Technologies Ltd	922
5,808		Hero Honda Motors Ltd	217
129,242		Hindalco Industries Ltd	388
71,058		Hindustan Lever Ltd	1,841
69,185		Hindustan Petroleum Corp Ltd	290
177,644		Housing Development Finance Corp	5,641
211

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
511,185		ICICI Bank Ltd	$3,236
14,964	g	ICICI Lombard General Insurance Co Ltd	241
862,832	*	Idea Cellular Ltd	152
2,562,232		Indiabulls Housing Finance Ltd	22,548
217,494		Indian Oil Corp Ltd	490
935,461		Infosys Technologies Ltd	9,984
9,109	g	InterGlobe Aviation Ltd	206
921,703		ITC Ltd	3,655
91,043		JSW Steel Ltd	365
52,874		Larsen & Toubro Ltd	1,190
29,348		LIC Housing Finance Ltd	236
25,629	*	Lupin Ltd	280
31,019	*	Mahindra & Mahindra Financial Services Ltd	175
82,791		Mahindra & Mahindra Ltd	786
50,690		Marico Ltd	272
22,930		Maruti Suzuki India Ltd	2,171
105,957		Motherson Sumi Systems Ltd	187
355,325	*	Multi Commodity Exchange of India Ltd	4,282
69,245	*	Mundra Port and Special Economic Zone Ltd	411
2,643		Nestle India Ltd	456
279,219		NTPC Ltd	572
557		Page Industries Ltd	166
69,769		Petronet LNG Ltd	248
13,052		Pidilite Industries Ltd	230
9,255		Piramal Healthcare Ltd	261
211,018		Power Grid Corp of India Ltd	633
1,273,207		Reliance Industries Ltd	23,105
75,911		Rural Electrification Corp Ltd	181
221,380		Sesa Sterlite Ltd	559
909		Shree Cement Ltd	287
1,899,104		Shriram Transport Finance Co Ltd	29,725
195,811	*	State Bank of India	1,025
98,386		Sun Pharmaceutical Industries Ltd	572
98,292		Tata Consultancy Services Ltd	3,172
178,929	*	Tata Motors Ltd	420
111,242		Tata Power Co Ltd	111
36,861		Tata Steel Ltd	269
53,271	*	Tech Mahindra Ltd	545
34,251		Titan Industries Ltd	663
10,506	*	Ultra Tech Cement Ltd	693
38,561	*	United Phosphorus Ltd	524
32,832	*	United Spirits Ltd	278
136,339		Wipro Ltd	555
33,591,263		Yes Bank Ltd	52,893
61,060		ZEE Telefilms Ltd	300
		TOTAL INDIA	199,870

INDONESIA - 0.3%
1,727,600		Adaro Energy Tbk	167
44,613,500		Bank Rakyat Indonesia	13,773
252,400		Indofood CBP Sukses Makmur Tbk	182
150,500		Pabrik Kertas Tjiwi Kimia Tbk PT	134
4,373,800		PT Astra International Tbk	2,307
212

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
2,133,000		PT Bank Central Asia Tbk	$4,526
45,809,412		PT Bank Mandiri Persero Tbk	26,008
783,100		PT Bank Negara Indonesia	510
425,700		PT Bank Tabungan Negara Tbk	74
558,200		PT Barito Pacific Tbk	127
710,400	*	PT Bumi Serpong Damai	77
766,400		PT Charoen Pokphand Indonesia Tbk	257
54,600		PT Gudang Garam Tbk	297
1,020,400		PT Hanjaya Mandala Sampoerna Tbk	227
281,300		PT Indah Kiat Pulp and Paper Corp Tbk	187
201,100		PT Indocement Tunggal Prakarsa Tbk	284
458,300		PT Indofood Sukses Makmur Tbk	228
249,500		PT Jasa Marga Tbk	101
2,417,000		PT Kalbe Farma Tbk	250
1,675,500		PT Pakuwon Jati Tbk	87
1,381,000		PT Perusahaan Gas Negara Persero Tbk	206
324,500		PT Semen Gresik Persero Tbk	266
604,800		PT Surya Citra Media Tbk	69
352,100		PT Tambang Batubara Bukit Asam Tbk	74
10,836,800		PT Telekomunikasi Indonesia Persero Tbk	3,176
170,700		PT Unilever Indonesia Tbk	544
198,600		PT United Tractors Tbk	396
		TOTAL INDONESIA	54,534

IRELAND - 0.5%
5,659	*	AerCap Holdings NV	294
320,264		AIB Group plc	1,309
884,928		Bank of Ireland Group plc	4,630
632,796		CRH plc	20,684
2,302,262		Green REIT plc	4,739
6,402,004		Hibernia REIT plc	10,556
147,992	*,†	Irish Bank Resolution Corp Ltd	0
19,646		James Hardie Industries NV	259
105,341		Kerry Group plc (Class A)	12,577
577,276	e	Keywords Studios plc	13,366
6,591		Kingspan Group plc	358
3,466		Paddy Power plc	261
941,277		Smurfit Kappa Group plc	28,523
		TOTAL IRELAND	97,556

ISRAEL - 0.0%
1,828		Azrieli Group	123
144,718	*	Bank Hapoalim Ltd	1,075
243,223		Bank Leumi Le-Israel	1,758
5,414		Bezeq Israeli Telecommunication Corp Ltd	4
5,451	*	Check Point Software Technologies	630
1,619	*	CyberArk Software Ltd	207
13		Delek Group Ltd	2
1,026		Elbit Systems Ltd	153
30,774		Israel Chemicals Ltd	162
6	*	Israel Corp Ltd	1
50,035		Israel Discount Bank Ltd	204
22,018	*	Mizrahi Tefahot Bank Ltd	509
213

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
5,737	*	Nice Systems Ltd	$785
102,759	*	Teva Pharmaceutical Industries Ltd (ADR)	949
14	*	Tower Semiconductor Ltd	0	^
1,916	*	Wix.com Ltd	272
		TOTAL ISRAEL	6,834

ITALY - 1.2%
578,800		Amplifon S.p.A.	13,562
102,236		Assicurazioni Generali S.p.A.	1,925
40,532		Autostrade S.p.A.	1,057
2,433,208		Banca Intesa S.p.A.	5,209
2,117,059		Davide Campari-Milano S.p.A	20,740
1,408,204		Enel S.p.A.	9,823
227,956		ENI S.p.A.	3,790
237,417		Ferrari NV	38,495
22,278		FinecoBank Banca Fineco S.p.A	249
35,099		Finmeccanica S.p.A.	445
18,512		Italgas S.p.A	124
697,817		Mediobanca S.p.A.	7,196
552,313		Moncler S.p.A	23,673
16,850	g	Pirelli & C S.p.A	99
22,473	g	Poste Italiane S.p.A	237
27,973,551	e	Prada S.p.A	86,497
20,418	e	Prysmian S.p.A.	422
185	e	RCS MediaGroup S.p.A.	0	^
4,553		Recordati S.p.A.	190
27,879	*	Saipem S.p.A	139
185,289		Snam Rete Gas S.p.A.	922
540,283		Telecom Italia RSP	280
870,292	*	Telecom Italia S.p.A.	475
129,770		Terna Rete Elettrica Nazionale S.p.A.	827
3,205,786		UniCredit S.p.A.	39,460
		TOTAL ITALY	255,836

JAPAN - 6.4%
1,410		ABC-Mart, Inc	92
17,300		Acom Co Ltd	62
121		Activia Properties Inc	527
8,700		Advantest Corp	240
28,046		Aeon Co Ltd	483
4,952		AEON Financial Service Co Ltd	80
3,997		Aeon Mall Co Ltd	60
19,372		Air Water, Inc	333
149,890		Aisin Seiki Co Ltd	5,170
63,468		Ajinomoto Co, Inc	1,101
8,205		Alfresa Holdings Corp	203
9,150		All Nippon Airways Co Ltd	303
8,932		Alps Electric Co Ltd	151
15,144		Amada Co Ltd	171
5,284		Aozora Bank Ltd	127
15,951		Asahi Breweries Ltd	718
7,901		Asahi Glass Co Ltd	274
8,400		Asahi Intecc Co Ltd	208
214

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
239,925		Asahi Kasei Corp	$2,565
37,800		Ashikaga Holdings Co Ltd	99
182,200		Astellas Pharma, Inc	2,596
139,221		Bank of Kyoto Ltd	5,398
440,000		Benefit One, Inc	7,614
3,153		Benesse Holdings Inc	74
213		BLife Investment Corp	514
25,330	e	Bridgestone Corp	999
10,185		Brother Industries Ltd	193
3,500		Calbee, Inc	95
96,577	e	Canon, Inc	2,828
8,233		Casio Computer Co Ltd	103
36,181		Central Japan Railway Co	7,255
1,900		Century Leasing System, Inc	80
26,162		Chiba Bank Ltd	128
96,406		Chubu Electric Power Co, Inc	1,354
21,569		Chugai Pharmaceutical Co Ltd	1,413
11,966		Chugoku Electric Power Co, Inc	151
5,500	e	Coca-Cola West Japan Co Ltd	139
46,400		Concordia Financial Group Ltd	173
6,368		Credit Saison Co Ltd	75
139,100		CyberAgent, Inc	5,069
10,438		Dai Nippon Printing Co Ltd	223
11,246		Daicel Chemical Industries Ltd	100
4,400		Daifuku Co Ltd	249
1,266,411		Dai-ichi Mutual Life Insurance Co	19,160
396,794		Daiichi Sankyo Co Ltd	20,810
81,755		Daikin Industries Ltd	10,705
7,949		Daito Trust Construction Co Ltd	1,014
51,156		Daiwa House Industry Co Ltd	1,495
68,380		Daiwa Securities Group, Inc	300
18,987		Denso Corp	801
9,555		Dentsu, Inc	334
1,200	e	Disco Corp	198
4,833		Don Quijote Co Ltd	307
164,197		East Japan Railway Co	15,376
24,328		Eisai Co Ltd	1,379
6,193		Electric Power Development Co	141
169,500		en-japan, Inc	6,634
10,976		FamilyMart Co Ltd	262
18,685		Fanuc Ltd	3,472
8,183		Fast Retailing Co Ltd	4,953
5,464		Fuji Electric Holdings Co Ltd	189
26,839		Fuji Heavy Industries Ltd	653
15,986		Fujifilm Holdings Corp	812
8,598		Fujitsu Ltd	601
7,246		Fukuoka Financial Group, Inc	133
167,500		GMO Payment Gateway, Inc	11,576
2,100		Growell Holdings Co Ltd	86
10,700		Hakuhodo DY Holdings, Inc	181
6,200		Hamamatsu Photonics KK	242
10,193		Hankyu Hanshin Holdings, Inc	366
832		Hikari Tsushin, Inc	182
215

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
11,982		Hino Motors Ltd	$101
1,473		Hirose Electric Co Ltd	165
2,475		Hisamitsu Pharmaceutical Co, Inc	98
13,485		Hitachi Chemical Co Ltd	368
4,833		Hitachi Construction Machinery Co Ltd	126
2,800		Hitachi High-Technologies Corp	144
1,046,158		Hitachi Ltd	38,491
26,585		Hitachi Metals Ltd	301
147,596		Honda Motor Co Ltd	3,817
2,412		Hoshizaki Electric Co Ltd	180
37,227		Hoya Corp	2,861
74,928		Hulic Co Ltd	603
27,375		Idemitsu Kosan Co Ltd	828
6,429		Iida Group Holdings Co Ltd	104
4,769,500	e	Infomart Corp	74,753
166,083		Inpex Holdings, Inc	1,505
24,507		Invincible Investment Corp	12,694
14,381		Isetan Mitsukoshi Holdings Ltd	117
711,922		Ishikawajima-Harima Heavy Industries Co Ltd	17,211
24,000		Isuzu Motors Ltd	274
59,369		Itochu Corp	1,137
4,100		Itochu Techno-Science Corp	105
10,095		J Front Retailing Co Ltd	116
5,024		Japan Airlines Co Ltd	160
2,203		Japan Airport Terminal Co Ltd	94
534,100		Japan Elevator Service Holdings Co Ltd	13,567
4,701		Japan Hotel REIT Investment Corp	3,788
17,646		Japan Post Bank Co Ltd	179
68,640		Japan Post Holdings Co Ltd	777
34		Japan Prime Realty Investment Corp	147
57		Japan Real Estate Investment Corp	347
1,010		Japan Retail Fund Investment Corp	2,043
191,963	e	Japan Tobacco, Inc	4,232
66,523		JFE Holdings, Inc	980
38,478		JGC Corp	526
25,058		JSR Corp	397
8,203		JTEKT Corp	100
584,488		JX Holdings, Inc	2,913
19,686		Kajima Corp	271
6,234		Kakaku.com, Inc	121
332,000	e	Kamakura Shinsho Ltd	4,349
4,385		Kamigumi Co Ltd	104
6,925		Kaneka Corp	261
163,335		Kansai Electric Power Co, Inc	1,872
25,914		Kansai Paint Co Ltd	545
65,185		Kao Corp	4,974
5,751		Kawasaki Heavy Industries Ltd	136
156,797		KDDI Corp	3,990
4,100		Keihan Electric Railway Co Ltd	179
9,860		Keihin Electric Express Railway Co Ltd	170
4,523		Keio Corp	298
5,813		Keisei Electric Railway Co Ltd	212
28		Kenedix Realty Investment Corp	200
216

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
225,300	e	Kenedix, Inc	$1,125
6,838		Keyence Corp	4,217
6,495		Kikkoman Corp	283
7,549		Kintetsu Corp	362
36,249		Kirin Brewery Co Ltd	783
2,100		Kobayashi Pharmaceutical Co Ltd	151
41,201		Kobe Steel Ltd	270
4,700		Koito Manufacturing Co Ltd	252
40,250		Komatsu Ltd	977
4,086		Konami Corp	192
19,420		Konica Minolta Holdings, Inc	189
1,428		Kose Corp	241
45,598		Kubota Corp	762
45,474	e	Kuraray Co Ltd	545
3,977		Kurita Water Industries Ltd	99
14,000		Kyocera Corp	917
40,445	e	Kyowa Hakko Kogyo Co Ltd	730
35,477		Kyushu Electric Power Co, Inc	349
7,000		Kyushu Railway Co	204
2,080		Lawson, Inc	100
2,800	*,e	LINE Corp	79
9,800		Lion Corp	183
11,564		LIXIL Group Corp	183
18,676		M3, Inc	343
9,688		Makita Corp	331
67,865		Marubeni Corp	450
8,209		Marui Co Ltd	167
7,396		Maruichi Steel Tube Ltd	206
24,815		Mazda Motor Corp	257
3,000	e	McDonald’s Holdings Co Japan Ltd	132
7,659		Mediceo Paltac Holdings Co Ltd	169
13,908		MEIJI Holdings Co Ltd	994
3,200	*,e	Mercari, Inc	85
16,000		Minebea Co Ltd	273
12,400		MISUMI Group, Inc	313
178,862		Mitsubishi Chemical Holdings Corp	1,252
123,722		Mitsubishi Corp	3,269
79,614		Mitsubishi Electric Corp	1,052
157,696		Mitsubishi Estate Co Ltd	2,939
22,580		Mitsubishi Gas Chemical Co, Inc	302
13,911		Mitsubishi Heavy Industries Ltd	607
14,411		Mitsubishi Materials Corp	411
29,408		Mitsubishi Motors Corp	141
12,418,262		Mitsubishi UFJ Financial Group, Inc	59,148
17,000		Mitsubishi UFJ Lease & Finance Co Ltd	90
72,482		Mitsui & Co Ltd	1,183
24,228		Mitsui Chemicals, Inc	602
175,506		Mitsui Fudosan Co Ltd	4,266
500		Mitsui Fudosan Logistics Park, Inc	1,700
4,649		Mitsui OSK Lines Ltd	112
20,642		Mitsui Sumitomo Insurance Group Holdings, Inc	656
14,318		Mitsui Trust Holdings, Inc	520
2,110,356		Mizuho Financial Group, Inc	3,069
217

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
1,420,200	e	MonotaRO Co Ltd	$34,790
117		Mori Hills REIT Investment Corp	166
389,805		Murata Manufacturing Co Ltd	17,549
4,639		Nabtesco Corp	130
7,900		Nagoya Railroad Co Ltd	219
8,706		Namco Bandai Holdings, Inc	422
10,961		NEC Corp	433
20,900	*	Nexon Co Ltd	305
11,024		NGK Insulators Ltd	161
6,548		NGK Spark Plug Co Ltd	123
21,617		Nidec Corp	2,969
14,181		Nikon Corp	202
428,503		Nintendo Co Ltd	157,217
58		Nippon Building Fund, Inc	397
3,562	e	Nippon Electric Glass Co Ltd	91
9,344		Nippon Express Co Ltd	498
3,872		Nippon Meat Packers, Inc	166
49,826	e	Nippon Paint Co Ltd	1,940
1,871		Nippon ProLogis REIT, Inc	4,322
1,425	e	NIPPON REIT Investment Corp	5,541
136,101		Nippon Steel Corp	2,342
246,892		Nippon Telegraph & Telephone Corp	11,503
6,376		Nippon Yusen Kabushiki Kaisha	103
16,139		Nissan Chemical Industries Ltd	729
101,127		Nissan Motor Co Ltd	724
8,531		Nisshin Seifun Group, Inc	195
2,745		Nissin Food Products Co Ltd	177
3,513		Nitori Co Ltd	466
21,137		Nitto Denko Corp	1,046
127,538		NKSJ Holdings, Inc	4,933
146,380		Nomura Holdings, Inc	518
4,974		Nomura Real Estate Holdings, Inc	107
485		Nomura Real Estate Master Fund, Inc	746
15,000		Nomura Research Institute Ltd	241
15,335		NSK Ltd	137
27,500		NTT Data Corp	367
58,086		NTT DoCoMo, Inc	1,355
28,296		Obayashi Corp	280
2,900		Obic Co Ltd	330
12,446		Odakyu Electric Railway Co Ltd	305
111,094		OJI Paper Co Ltd	644
3,715,872		Olympus Corp	41,353
65,355		Omron Corp	3,428
38,668		Ono Pharmaceutical Co Ltd	695
1,603		Oracle Corp Japan	117
73,831		Oriental Land Co Ltd	9,159
842,128		ORIX Corp	12,586
216		Orix JREIT, Inc	394
16,720		Osaka Gas Co Ltd	292
21,822		Osaka Securities Exchange Co Ltd	348
4,322		Otsuka Corp	174
34,700		Otsuka Holdings KK	1,134
311,100		Paltac Corp	17,141
218

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
393,855		Panasonic Corp	$3,290
5,100		Park24 Co Ltd	119
4,000	*	PeptiDream, Inc	205
4,900		Pigeon Corp	198
3,810		Pola Orbis Holdings, Inc	107
38,200		Rakuten, Inc	457
523,653		Recruit Holdings Co Ltd	17,533
33,400	*	Renesas Electronics Corp	166
194,442		Resona Holdings, Inc	811
29,082		Ricoh Co Ltd	291
1,312		Rinnai Corp	84
291,235		Rohm Co Ltd	19,622
1,044		Ryohin Keikaku Co Ltd	189
1,980		Sankyo Co Ltd	72
15,953		Santen Pharmaceutical Co Ltd	265
10,191		SBI Holdings, Inc	253
9,167		Secom Co Ltd	790
7,452		Sega Sammy Holdings, Inc	91
9,200		Seibu Holdings, Inc	154
12,600		Seiko Epson Corp	200
16,395		Sekisui Chemical Co Ltd	247
83,120		Sekisui House Ltd	1,370
214,300		Seria Co Ltd	4,957
110,886		Seven & I Holdings Co Ltd	3,757
26,000		Seven Bank Ltd	68
5,800		SG Holdings Co Ltd	165
8,599	e	Sharp Corp	95
281,199	*	SHIFT, Inc	14,648
9,747		Shimadzu Corp	240
927		Shimamura Co Ltd	69
3,192		Shimano, Inc	476
24,962		Shimizu Corp	208
110,400		Shin-Etsu Chemical Co Ltd	10,329
6,677		Shinsei Bank Ltd	104
25,190		Shionogi & Co Ltd	1,456
42,893		Shiseido Co Ltd	3,244
20,801		Shizuoka Bank Ltd	154
5,900	e	Showa Denko KK	175
6,963		SMC Corp	2,610
525,000		SMS Co Ltd	12,340
73,000		Softbank Corp	948
236,332		Softbank Group Corp	11,383
3,100		Sohgo Security Services Co Ltd	143
3,095,540		Sony Corp	162,670
383,728		Sony Financial Holdings, Inc	9,234
5,914		Stanley Electric Co Ltd	146
672		Star Asia Investment Corp	742
8,900		Start Today Co Ltd	167
10,735	e	Sumco Corp	128
203,983		Sumitomo Chemical Co Ltd	950
51,865		Sumitomo Corp	788
6,963		Sumitomo Dainippon Pharma Co Ltd	133
32,547		Sumitomo Electric Industries Ltd	428
219

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
198,925		Sumitomo Heavy Industries Ltd	$6,872
53,615		Sumitomo Metal Mining Co Ltd	1,607
1,254,891		Sumitomo Mitsui Financial Group, Inc	44,480
50,016		Sumitomo Realty & Development Co Ltd	1,789
6,663	e	Sumitomo Rubber Industries, Inc	77
3,000		Sundrug Co Ltd	81
6,100		Suntory Beverage & Food Ltd	265
3,307		Suzuken Co Ltd	194
15,834		Suzuki Motor Corp	745
49,771		Sysmex Corp	3,256
24,295		T&D Holdings, Inc	264
5,300		Taiheiyo Cement Corp	161
8,993		Taisei Corp	328
1,556		Taisho Pharmaceutical Holdings Co Ltd	120
15,767		Taiyo Nippon Sanso Corp	336
201,611		Takeda Pharmaceutical Co Ltd	7,172
63,400		Takeda Pharmaceutical Co Ltd (ADR)	1,122
9,694		Tanabe Seiyaku Co Ltd	108
5,656		TDK Corp	441
222,600		TechnoPro Holdings, Inc	11,883
24,086		Teijin Ltd	411
7,802		Temp Holdings Co Ltd	184
57,192		Terumo Corp	1,709
4,694	e	THK Co Ltd	113
8,634		Tobu Railway Co Ltd	252
4,975		Toho Co Ltd	212
3,200		Toho Gas Co Ltd	118
18,613		Tohoku Electric Power Co, Inc	188
170,264		Tokio Marine Holdings, Inc	8,543
616,800	*,e	Tokyo Base Co Ltd	4,715
203,925	*	Tokyo Electric Power Co, Inc	1,065
6,816		Tokyo Electron Ltd	958
88,632		Tokyo Gas Co Ltd	2,089
32,900	e	Tokyo Tatemono Co Ltd	366
51,529		Tokyu Corp	915
833,200		Tokyu Fudosan Holdings Corp	4,611
11,067		Toppan Printing Co Ltd	168
187,945		Toray Industries, Inc	1,428
24,355		Toshiba Corp	759
37,020		Tosoh Corp	522
20,842		Toto Ltd	825
20,739		Toyo Seikan Kaisha Ltd	412
3,599		Toyo Suisan Kaisha Ltd	148
2,397		Toyoda Gosei Co Ltd	47
6,593		Toyota Industries Corp	364
1,662,153		Toyota Motor Corp	103,160
9,594		Toyota Tsusho Corp	291
5,328		Trend Micro, Inc	238
1,600		Tsuruha Holdings, Inc	148
17,407		Uni-Charm Corp	525
319		United Urban Investment Corp	535
9,630		USS Co Ltd	190
101,607		West Japan Railway Co	8,224
220

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
122,938		Yahoo! Japan Corp	$362
5,204		Yakult Honsha Co Ltd	307
26,731		Yamada Denki Co Ltd	118
6,108		Yamaha Corp	291
12,291	e	Yamaha Motor Co Ltd	219
13,655		Yamato Transport Co Ltd	278
5,053		Yamazaki Baking Co Ltd	76
10,424		Yaskawa Electric Corp	356
9,810		Yokogawa Electric Corp	193
5,200	e	Yokohama Rubber Co Ltd	96
519,500	e	Yume No Machi Souzou Iinkai Co Ltd	7,639
		TOTAL JAPAN	1,321,263

KAZAKHSTAN - 0.0%
782,415		KAZ Minerals plc	6,010
		TOTAL KAZAKHSTAN	6,010

KOREA, REPUBLIC OF - 0.8%
3,707		Amorepacific Corp	530
1,083		Amorepacific Corp (Preference)	81
825		BGF retail Co Ltd	151
34,413		BS Financial Group, Inc	223
58,700	*	Cafe24 Corp	3,130
173	*	Celltrion, Inc	31
7,720		Cheil Communications, Inc	197
19,114		Cheil Industries, Inc	1,586
913		CJ CheilJedang Corp	235
1,943		CJ Corp	170
164	*,†	CJ Corp (Preference)	5
1,181		CJ O Shopping Co Ltd	181
3,261		Daelim Industrial Co	325
20,093	*	Daewoo Engineering & Construction Co Ltd	86
5,925		Daewoo International Corp	94
47,041		Daewoo Securities Co Ltd	334
4,136	*	Daewoo Shipbuilding & Marine Engineering Co Ltd	117
5,485		Dongbu Insurance Co Ltd	282
5,995		Doosan Bobcat, Inc	189
2,495		E-Mart Co Ltd	302
295,773		Fila Korea Ltd	19,643
2,186		GLOVIS Co Ltd	305
7,097		GS Engineering & Construction Corp	248
6,910		GS Holdings Corp	307
2,927		GS Retail Co Ltd	100
64,217		Hana Financial Group, Inc	2,081
8,486		Hankook Tire Co Ltd	258
838		Hanmi Pharm Co Ltd	294
1,981		Hanmi Science Co Ltd	117
19,805		Hanon Systems	200
12,285		Hanwha Chemical Corp	242
4,764		Hanwha Corp	110
2,903		HDC Hyundai Development Co-Engineering & Construction	110
3,842	*	HLB, Inc	118
221

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
1,990		Honam Petrochemical Corp	$436
3,543		Hotel Shilla Co Ltd	298
151,398		Hynix Semiconductor, Inc	9,107
1,675		Hyundai Department Store Co Ltd	120
8,836		Hyundai Engineering & Construction Co Ltd	411
4,690	*	Hyundai Heavy Industries	482
7,262		Hyundai Marine & Fire Insurance Co Ltd	179
14,698		Hyundai Mobis	2,999
32,684		Hyundai Motor Co	3,967
4,278		Hyundai Motor Co Ltd (2nd Preference)	320
2,707		Hyundai Motor Co Ltd (Preference)	186
1,122		Hyundai Robotics Co Ltd	315
9,568		Hyundai Steel Co	347
27,786		Industrial Bank of Korea	338
67,100	g	ING Life Insurance Korea Ltd	1,840
5,582		Kakao Corp	636
13,060		Kangwon Land, Inc	342
85,653		KB Financial Group, Inc	3,395
746		KCC Corp	178
56,357		Kia Motors Corp	2,150
8,727		Korea Aerospace Industries Ltd	272
57,814	*	Korea Electric Power Corp	1,280
1,018	*	Korea Express Co Ltd	119
3,365		Korea Gas Corp	123
4,860		Korea Investment Holdings Co Ltd	340
2,042		Korea Kumho Petrochemical	172
38,076		Korea Life Insurance Co Ltd	108
1,002		Korea Zinc Co Ltd	413
5,200		Korean Air Lines Co Ltd	131
25,563		KT&G Corp	2,181
12,374		LG Chem Ltd	3,803
994		LG Chem Ltd (Preference)	169
20,808		LG Corp	1,385
23,154		LG Electronics, Inc	1,593
2,034		LG Household & Health Care Ltd	2,317
245		LG Household & Health Care Ltd (Preference)	171
1,644		LG Innotek Co Ltd	156
12,415		LG Telecom Ltd	156
27,185	*	LG.Philips LCD Co Ltd	421
3,382		Lotte Corp	129
1,450		Lotte Shopping Co Ltd	202
643		Medy-Tox, Inc	251
34,319		Meritz Securities Co Ltd	159
30,229		Naver Corp	2,988
1,810		NCsoft	749
2,991	*,g	Netmarble Corp	293
2,352		OCI Co Ltd	190
2,760		Orion Corp/Republic of Korea	221
154		Ottogi Corp	91
3,413		Pacific Corp	185
720	*	Pearl Abyss Corp	133
20,600		POSCO	4,373
2,647		POSCO Refractories & Environment Co Ltd	123
222

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
1,977		S1 Corp (Korea)	$167
4,535	*,g	Samsung Biologics Co Ltd	1,259
3,481		Samsung Card Co	115
12,299		Samsung Electro-Mechanics Co Ltd	1,047
1,456,608		Samsung Electronics Co Ltd	59,314
181,982		Samsung Electronics Co Ltd (Preference)	6,035
18,313	*	Samsung Engineering Co Ltd	273
6,677		Samsung Fire & Marine Insurance Co Ltd	1,550
51,875	*	Samsung Heavy Industries Co Ltd	367
8,172		Samsung Life Insurance Co Ltd	592
11,864		Samsung SDI Co Ltd	2,434
7,676		Samsung SDS Co Ltd	1,431
7,667		Samsung Securities Co Ltd	260
94,605		Shinhan Financial Group Co Ltd	3,680
809		Shinsegae Co Ltd	211
7,845	*	SillaJen, Inc	336
7,327		SK C&C Co Ltd	1,474
17,609		SK Energy Co Ltd	2,427
2,249		SK Telecom Co Ltd	505
5,820		S-Oil Corp	423
30,566	*	STX Pan Ocean Co Ltd	123
1,973	*	ViroMed Co Ltd	289
5,956		Woongjin Coway Co Ltd	399
52,036	*	Woori Financial Group, Inc	633
18,280		Woori Investment & Securities Co Ltd	230
1,144		Yuhan Corp	242
		TOTAL KOREA, REPUBLIC OF	171,641

LUXEMBOURG - 0.0%
28,884		ArcelorMittal	517
494	e	Eurofins Scientific	218
5,811		Millicom International Cellular S.A.	327
16,897		Reinet Investments S.C.A	273
1,838		RTL Group	94
29,687		SES Global S.A.	464
41,930		Tenaris S.A.	550
		TOTAL LUXEMBOURG	2,443

MACAU - 0.2%
99,803		Galaxy Entertainment Group Ltd	671
19,802,866	e	MGM China Holdings Ltd	33,641
108,733		Sands China Ltd	520
70,583	e	Wynn Macau Ltd	158
		TOTAL MACAU	34,990

MALAYSIA - 0.1%
136,700		AirAsia BHD	90
88,700		Alliance Financial Group BHD	81
160,200		AMMB Holdings BHD	164
14,800		British American Tobacco Malaysia BHD	103
526,451		Bumiputra-Commerce Holdings BHD	686
444,200		Dialog Group BHD	351
325,000		Digi.Com BHD	397
223

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
16,800		Fraser & Neave Holdings BHD	$141
185,700		Gamuda BHD	169
233,300		Genting BHD	383
14,600		Genting Plantations BHD	35
57,900		HAP Seng Consolidated BHD	140
170,300		Hartalega Holdings BHD	216
69,300		Hong Leong Bank BHD	319
20,800		Hong Leong Credit BHD	93
255,200		IHH Healthcare BHD	358
297,400		IJM Corp BHD	173
196,700		IOI Corp BHD	202
46,400		Kuala Lumpur Kepong BHD	276
447,107		Malayan Banking BHD	961
112,900		Malaysia Airports Holdings BHD	233
257,100		Maxis BHD	346
129,200		MISC BHD	224
7,600		Nestle Malaysia BHD	274
274,200		Petronas Chemicals Group BHD	557
28,100		Petronas Dagangan BHD	173
70,200		Petronas Gas BHD	295
64,980		PPB Group BHD	294
139,100		Press Metal BHD	148
347,300		Public Bank BHD	1,934
64,600		QL Resources BHD	107
352,100		Resorts World BHD	276
108,200		RHB Capital BHD	146
303,500		Sime Darby BHD	166
227,000		Sime Darby Plantation BHD	270
238,500		Sime Darby Property BHD	59
153,958		SP Setia BHD	81
117,900		Telekom Malaysia BHD	114
353,200		Tenaga Nasional BHD	1,184
311,025		TM International BHD	375
178,600		Top Glove Corp BHD	212
89,500		Westports Holdings BHD	86
322,800		YTL Corp BHD	88
		TOTAL MALAYSIA	12,980

MEXICO - 0.2%
644,300		Alfa S.A. de C.V. (Class A)	633
64,400	*,e	Alsea SAB de C.V.	127
3,669,200		America Movil S.A. de C.V. (Series L)	2,670
396,285		Banco Santander Mexico S.A. Institucion de Banca Multiple Grupo Financiero Santand	606
1,700,900		Cemex S.A. de C.V.	717
59,300		Coca-Cola Femsa SAB de C.V.	368
20,500		El Puerto de Liverpool SAB de C.V.	114
45,800		Embotelladoras Arca SAB de C.V.	248
353,200		Fibra Uno Administracion S.A. de C.V.	468
421,500		Fomento Economico Mexicano S.A. de C.V.	4,084
19,554		Fresnillo plc	216
22,470		Gruma SAB de C.V.	211
39,900		Grupo Aeroportuario del Pacifico S.A. de C.V. (B Shares)	415
224

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
23,375		Grupo Aeroportuario del Sureste S.A. de C.V. (Class B)	$379
171,000		Grupo Bimbo S.A. de C.V. (Series A)	357
46,800		Grupo Carso S.A. de C.V. (Series A1)	174
280,600		Grupo Financiero Banorte S.A. de C.V.	1,628
8,208,527		Grupo Financiero Inbursa S.A.	11,872
793,000		Grupo Mexico S.A. de C.V. (Series B)	2,106
273,200		Grupo Televisa S.A.	462
35,720		Industrias Penoles S.A. de C.V.	462
57,900		Infraestructura Energetica ,NV SAB de C.V.	227
169,800		Kimberly-Clark de Mexico S.A. de C.V. (Class A)	316
34,100		Megacable Holdings SAB de C.V.	145
121,300		Mexichem SAB de C.V.	255
25,090		Promotora y Operadora de Infraestructura SAB de C.V.	249
1,129,500		Wal-Mart de Mexico SAB de C.V.	3,084
		TOTAL MEXICO	32,593

NETHERLANDS - 2.0%
190,789	g	ABN AMRO Group NV (ADR)	4,082
28,823	*,g	Adyen NV	22,234
77,657		Aegon NV	386
39,094		Akzo Nobel NV	3,674
798	*	Altice NV (Class A)	3
266	*	Altice NV (Class B)	1
393,974		ASML Holding NV	81,982
44,071	*	Cimpress NV	4,005
8,068		DSM NV	995
4,058		Eurocommercial Properties NV	108
152,758	g	Euronext NV	11,557
4,725		EXOR NV	331
192	*,e	Fugro NV	2
5,024		Heineken Holding NV	526
48,053		Heineken NV	5,356
9,792,100		ING Groep NV	113,429
8,000	*	InterXion Holding NV	609
225,794		Koninklijke Ahold Delhaize NV	5,069
847,568		Koninklijke KPN NV	2,603
235,306		Koninklijke Philips Electronics NV	10,230
3,141		Koninklijke Vopak NV	145
13,345		NN Group NV	536
83,034		NXP Semiconductors NV	8,105
5,225		Randstad Holdings NV	287
3,697,140		Royal Dutch Shell plc (A Shares)	120,666
345,290		Royal Dutch Shell plc (B Shares)	11,314
3,479	e	Wereldhave NV	91
26,017		Wolters Kluwer NV	1,893
		TOTAL NETHERLANDS	410,219

NEW ZEALAND - 0.0%
33,296	*	a2 Milk Co Ltd	329
88,371		Auckland International Airport Ltd	585
25,965		Fisher & Paykel Healthcare Corp	270
35,977		Fletcher Building Ltd	117
95,139		Kiwi Property Group Ltd	102
225

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
58,002		Meridian Energy Ltd	$186
34,101		Ryman Healthcare Ltd	270
82,510		Telecom Corp of New Zealand Ltd	222
		TOTAL NEW ZEALAND	2,081

NORWAY - 0.3%
984,725		Aker BP ASA	28,401
457	*	Aker Solutions ASA	2
86,677		DNB NOR Holding ASA	1,615
8,674		Gjensidige Forsikring BA	175
120,963		Norsk Hydro ASA	433
71,344		Orkla ASA	633
18,891		PAN Fish ASA	442
4,253		Schibsted ASA (B Shares)	111
867,829		Statoil ASA	17,215
66,773		Telenor ASA	1,419
348,900		TGS Nopec Geophysical Co ASA	9,818
7,644		Yara International ASA	371
		TOTAL NORWAY	60,635

PAKISTAN - 0.0%
46,500		Habib Bank Ltd	33
19,200		MCB Bank Ltd	21
125,100		Oil & Gas Development Co Ltd	103
		TOTAL PAKISTAN	157

PERU - 0.0%
25,400		Cia de Minas Buenaventura S.A. (ADR) (Series B)	423
17,300		Credicorp Ltd (NY)	3,960
9,982		Southern Copper Corp (NY)	388
		TOTAL PERU	4,771

PHILIPPINES - 0.1%
211,300		Aboitiz Equity Ventures, Inc	227
159,100		Aboitiz Power Corp	108
420,700		Alliance Global Group, Inc	127
59,270		Ayala Corp	1,035
1,625,200		Ayala Land, Inc	1,612
429,310		Banco de Oro Universal Bank	1,174
105,910		Bank of the Philippine Islands	162
412,600		DMCI Holdings, Inc	83
3,480		Globe Telecom, Inc	154
10,199		GT Capital Holdings, Inc	187
108,220		International Container Term Services, Inc	309
301,680		JG Summit Holdings (Series B)	397
49,520		Jollibee Foods Corp	272
26,730		Manila Electric Co	202
31,611,927		Megaworld Corp	3,764
1,614,900		Metro Pacific Investments Corp	151
183,146		Metropolitan Bank & Trust	255
9,895		PLDT, Inc	248
219,600	*	Robinsons Land Corp	113
5,471,450		Robinsons Retail Holdings, Inc	7,903
226

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
27,880		Security Bank Corp	$92
27,290		SM Investments Corp	516
2,027,800		SM Prime Holdings	1,469
98,560		Universal Robina	319
		TOTAL PHILIPPINES	20,879

POLAND - 0.1%
8,836	*	Alior Bank S.A.	118
54,656	*	Bank Millennium S.A.	137
36,606		Bank Pekao S.A.	1,097
3,619		Bank Zachodni WBK S.A.	360
1,383	*	BRE Bank S.A.	159
3,283		CCC S.A.	148
7,494		CD Projekt Red S.A.	434
25,727	*	Cyfrowy Polsat S.A.	205
4,970	*,g	Dino Polska S.A.	174
10,460		Grupa Lotos S.A.	237
5,442	*	Jastrzebska Spolka Weglowa S.A.	69
14,743	*	KGHM Polska Miedz S.A.	409
134		LPP S.A.	274
233,398		Polish Oil & Gas Co	332
89,922	*	Polska Grupa Energetyczna S.A.	231
87,645		Polski Koncern Naftowy Orlen S.A.	2,114
244,101		Powszechna Kasa Oszczednosci Bank Polski S.A.	2,802
129,677		Powszechny Zaklad Ubezpieczen S.A.	1,518
56,663	*	Telekomunikacja Polska S.A.	102
		TOTAL POLAND	10,920

PORTUGAL - 0.1%
217,731		Energias de Portugal S.A.	828
39,431		Galp Energia SGPS S.A.	606
813,321		Jeronimo Martins SGPS S.A.	13,110
		TOTAL PORTUGAL	14,544

QATAR - 0.0%
19,159	*	Barwa Real Estate Co	180
209,980	*	Commercial Bank of Qatar QSC	265
197,320	*	Industries Qatar QSC	623
402,770	*	Masraf Al Rayan	421
497,840	*	Mesaieed Petrochemical Holding Co	357
8,364	*	Ooredoo QSC	150
64,130	*	Qatar Electricity & Water Co	293
56,420	*	Qatar Fuel QSC	334
173,130	*	Qatar Insurance Co SAQ	1,668
119,240	*	Qatar Islamic Bank SAQ	543
486,490	*	Qatar National Bank	2,543
		TOTAL QATAR	7,377

ROMANIA - 0.0%
40,308		NEPI Rockcastle plc	370
		TOTAL ROMANIA	370
227

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
RUSSIA - 0.5%
21,682		Evraz plc	$184
1,477,105		Gazprom (ADR)	10,812
117,193		LUKOIL PJSC (ADR)	9,847
40,639		Magnit PJSC (GDR)	592
178,678		MMC Norilsk Nickel PJSC (ADR)	4,024
58,500		Mobile TeleSystems (ADR)	545
25,960		Novatek PJSC (GDR)	5,504
14,838		Novolipetsk Steel PJSC (GDR)	374
14,799		PhosAgro PJSC (GDR)	194
26,461		Polymetal International plc (ADR)	335
6,091		Polyus PJSC (GDR)	282
362,900	*	Rosneft Oil Co PJSC (GDR)	2,377
696,354	*	Sberbank of Russia (ADR)	10,640
24,960		Severstal (GDR)	421
508,089		Surgutneftegaz (ADR) (London)	2,083
71,463		Tatneft PJSC (ADR)	5,242
201,727	*	VTB Bank (GDR)	254
13,684		X5 Retail Group NV (GDR)	469
1,501,850	*	Yandex NV	57,070
		TOTAL RUSSIA	111,249

SAUDI ARABIA - 0.0%
5,296		Advanced Petrochemical Co	85
68,661		Al Rajhi Bank	1,275
40,866		Alinma Bank	266
13,993		Almarai Co JSC	197
15,903	*	Bank AlBilad	115
20,404		Bank Al-Jazira	83
30,332		Banque Saudi Fransi	342
1,446	*	Bupa Arabia for Cooperative Insurance Co	37
3,565	*	Co for Cooperative Insurance	66
31,791	*	Dar Al Arkan Real Estate Development Co	99
22,765	*	Emaar Economic City	61
21,302	*	Etihad Etisalat Co	137
2,978		Jarir Marketing Co	131
64,846		National Commercial Bank	958
17,785	*	National Industrialization Co	81
15,173	*	Rabigh Refining & Petrochemical Co	84
64,639		Riyad Bank	463
20,069		Sahara International Petrochemical Co	111
54,636		Samba Financial Group	516
2,966		Saudi Airlines Catering Co	67
9,665		Saudi Arabian Fertilizer Co	218
21,918	*	Saudi Arabian Mining Co	284
43,486		Saudi Basic Industries Corp	1,326
20,100		Saudi British Bank	222
4,093		Saudi Cement Co	77
51,902		Saudi Electricity Co	259
13,289		Saudi Industrial Investment Group	88
40,398	*	Saudi Kayan Petrochemical Co	132
21,706		Saudi Telecom Co	603
14,599	*	Savola Group	127
228

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
13,809		Yanbu National Petrochemical Co	$232
		TOTAL SAUDI ARABIA	8,742

SINGAPORE - 0.1%
313,245		Ascendas REIT	723
23,300	e,g	BOC Aviation Ltd	195
315,446		CapitaCommercial Trust	506
320,946		CapitaLand Ltd	838
117,217		CapitaMall Trust	228
60,700		City Developments Ltd	425
98,448		ComfortDelgro Corp Ltd	194
378,630		DBS Group Holdings Ltd	7,274
282,892		Genting Singapore Ltd	192
322,065	e	Golden Agri-Resources Ltd	69
4,266		Jardine Cycle & Carriage Ltd	114
66,968		Keppel Corp Ltd	330
549,553		Oversea-Chinese Banking Corp	4,636
45,348		SembCorp Industries Ltd	81
24,184		Singapore Airlines Ltd	166
30,600		Singapore Airport Terminal Services Ltd	118
315,343	e	Singapore Exchange Ltd	1,847
74,225	e	Singapore Press Holdings Ltd	134
70,507		Singapore Technologies Engineering Ltd	216
16,600		Singapore Telecommunications Ltd	43
1,062,791		Singapore Telecommunications Ltd	2,751
293,600		Suntec Real Estate Investment Trust	421
228,143		United Overseas Bank Ltd	4,411
66,831		UOL Group Ltd	373
12,400		Venture Corp Ltd	150
83,362		Wilmar International Ltd	228
		TOTAL SINGAPORE	26,663

SOUTH AFRICA - 0.4%
190,751		Absa Group Ltd	2,385
5,894		Anglo American Platinum Ltd	351
215,689	e	Anglo American plc (London)	6,162
44,418		AngloGold Ashanti Ltd	796
86,631		Aspen Pharmacare Holdings Ltd	618
89,653		Bid Corp Ltd	1,952
84,279		Bidvest Group Ltd	1,134
5,004		Capitec Bank Holdings Ltd	461
29,504	e	Clicks Group Ltd	430
79,147		Discovery Holdings Ltd	839
27,582		Exxaro Resources Ltd	338
897,926		FirstRand Ltd	4,373
143,513		Fortress REIT Ltd (Class A)	219
25,669		Foschini Ltd	329
89,200		Gold Fields Ltd	485
809,011		Growthpoint Properties Ltd	1,397
29,533		Investec Ltd	192
29,766		Investec plc	194
6,785	e	Kumba Iron Ore Ltd	241
13,637		Liberty Holdings Ltd	102
229

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
154,646		Life Healthcare Group Holdings Pte Ltd	$247
82,825		Metropolitan Holdings Ltd	112
13,002		Mondi Ltd	292
28,448		Mr Price Group Ltd	401
451,024	e	MTN Group Ltd	3,411
116,429	*	MultiChoice Group Ltd	1,107
116,783		Naspers Ltd (N Shares)	28,267
82,038		Nedbank Group Ltd	1,476
145,366		Network Healthcare Holdings Ltd	185
224,680	e	Old Mutual Ltd (London)	336
37,794		Pick’n Pay Stores Ltd	185
16,308		PSG Group Ltd	277
79,498		Rand Merchant Investment Holdings Ltd	192
627,164		Redefine Properties Ltd	403
142,176		Remgro Ltd	1,897
160,550		RMB Holdings Ltd	963
414,333		Sanlam Ltd	2,301
59,847		Sappi Ltd	233
149,492	e	Sasol Ltd	3,717
123,385		Shoprite Holdings Ltd	1,379
167	*	Sibanye Gold Ltd	0	^
19,807		Spar Group Ltd	263
345,237		Standard Bank Group Ltd	4,823
27,551		Telkom S.A. Ltd	180
18,095	e	Tiger Brands Ltd	287
46,775		Truworths International Ltd	232
165,657	e	Vodacom Group Pty Ltd	1,408
110,515	e	Woolworths Holdings Ltd	383
		TOTAL SOUTH AFRICA	77,955

SPAIN - 0.4%
11,024		ACS Actividades Construccion y Servicios S.A.	441
2,999	g	Aena S.A.	594
256,777		Amadeus IT Holding S.A.	20,348
589,098		Banco Bilbao Vizcaya Argentaria S.A.	3,286
243,114		Banco de Sabadell S.A.	252
2,200,432		Banco Santander S.A.	10,198
51,169		Bankia S.A.	121
29,905		Bankinter S.A.	206
156,383		CaixaBank S.A.	449
8,377	e,g	Cellnex Telecom SAU	310
45,267	e	Corp Mapfre S.A.	132
2,042	e	Distribuidora Internacional de Alimentacion S.A.	1
19,483	e	Enagas	520
355,626	e	Endesa S.A.	9,147
43,061		Ferrovial S.A.	1,102
150,750		Gas Natural SDG S.A.	4,155
12,987		Grifols S.A.	384
801,152		Iberdrola S.A.	7,976
219,486		Industria De Diseno Textil S.A.	6,604
17,395	*,e	Inmobiliaria Colonial S.A.	194
8,117		Lar Espana Real Estate Socimi S.A.	63
108,528	*,†,e	Let’s GOWEX S.A.	1
230

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
28,991		Merlin Properties Socimi S.A.	$402
72,429		Red Electrica Corp S.A.	1,509
121,747		Repsol YPF S.A.	1,911
378,080		Siemens Gamesa Renewable Energy	6,284
986,529	e	Telefonica S.A.	8,113
		TOTAL SPAIN	84,703

SWEDEN - 0.4%
13,283		Alfa Laval AB	290
492,043		Assa Abloy AB	11,102
60,239		Atlas Copco AB (A Shares)	1,930
17,008		Atlas Copco AB (B Shares)	489
1,761	*	Autoliv, Inc	124
385,772		Boliden AB	9,885
11,596		Castellum AB	222
10,047		Electrolux AB (Series B)	258
17,014		Epiroc AB	169
28,742		Epiroc AB (Class A)	299
273,848		Ericsson (LM) (B Shares)	2,599
53,367		Essity AB	1,642
27,832		Fabege AB	419
25,512	*	Fastighets AB Balder	855
78,575	e	Hennes & Mauritz AB (B Shares)	1,396
370,640		Hexagon AB (B Shares)	20,609
18,161	e	Husqvarna AB (B Shares)	170
3,840	e	ICA Gruppen AB	165
7,571		Industrivarden AB	168
467,783	e	Intrum Justitia AB	12,025
10,425		Investment AB Kinnevik (B Shares)	271
40,754		Investor AB (B Shares)	1,960
23,193		Kungsleden AB	192
3,272		Lundbergs AB (B Shares)	123
8,055	e	Lundin Petroleum AB	251
98,072		Sandvik AB	1,802
13,582	*,e	SAS AB	18
13,678		Securitas AB (B Shares)	240
420,226		Skandinaviska Enskilda Banken AB (Class A)	3,891
15,046		Skanska AB (B Shares)	272
16,474		SKF AB (B Shares)	303
135,010		Svenska Handelsbanken AB	1,332
80,952		Swedbank AB (A Shares)	1,219
7,631		Swedish Match AB	323
21,481		Tele2 AB (B Shares)	314
122,813		TeliaSonera AB	544
135,202		Volvo AB (B Shares)	2,148
		TOTAL SWEDEN	80,019

SWITZERLAND - 3.8%
360,224		ABB Ltd	7,222
14,839		Adecco S.A.	892
720,178	*	Alcon, Inc	44,471
2,992	*	Aryzta AG.	4
4,230		Baloise Holding AG.	749
231

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
201		Barry Callebaut AG.	$403
92,677		Cie Financiere Richemont S.A.	7,875
9,049		Clariant AG.	184
8,652		Coca-Cola HBC AG.	327
7,716,680		Credit Suisse Group	92,362
91,788		Dufry Group	7,778
730		EMS-Chemie Holding AG.	474
3,356		Geberit AG.	1,569
830		Givaudan S.A.	2,344
976,498		Glencore Xstrata plc	3,380
33,780	e	Holcim Ltd	1,652
19,963		Julius Baer Group Ltd	889
2,271		Kuehne & Nagel International AG.	337
8,116		LafargeHolcim Ltd	396
90		Lindt & Spruengli AG.	655
19		Lindt & Spruengli AG. (Registered)	1,545
328,102		Lonza Group AG.	110,765
1,861,930		Nestle S.A.	192,751
662,826		Novartis AG.	60,511
1,789		Pargesa Holding S.A.	138
1,551		Partners Group	1,220
2,417		Phonak Holding AG.	550
4,058		PSP Swiss Property AG.	474
553,754		Roche Holding AG.	155,709
3,940		Schindler Holding AG.	878
1,779		Schindler Holding AG. (Registered)	389
489		SGS S.A.	1,246
11,780		Sika AG.	2,013
998,965		STMicroelectronics NV	17,718
4,941		Straumann Holding AG.	4,366
2,993		Swatch Group AG.	858
2,373		Swatch Group AG. (Registered)	129
2,939		Swiss Life Holding	1,457
10,604		Swiss Prime Site AG.	926
29,443		Swiss Re Ltd	2,992
2,191	e	Swisscom AG.	1,101
2,745		Temenos Group AG.	492
442,974		UBS AG.	5,265
1,960	e	Vifor Pharma AG.	283
95,032		Zurich Financial Services AG.	33,066
		TOTAL SWITZERLAND	770,805

TAIWAN - 1.3%
301,000		Acer, Inc	187
37,000		Advantech Co Ltd	315
14,000		Airtac International Group	157
376,000		ASE Industrial Holding Co Ltd	750
236,000		Asia Cement Corp	362
80,000		Asustek Computer, Inc	574
1,023,000		AU Optronics Corp	307
1,899,000		Catcher Technology Co Ltd	13,643
839,000		Cathay Financial Holding Co Ltd	1,162
1,996,517		Chailease Holding Co Ltd	8,274
232

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES	COMPANY	VALUE (000)
552,480	Chang Hwa Commercial Bank	$373
227,000	Cheng Shin Rubber Industry Co Ltd	293
53,335	Chicony Electronics Co Ltd	131
204,000	China Airlines	65
1,373,000	China Development Financial Holding Corp	419
298,249	China Life Insurance Co Ltd (Taiwan)	239
1,332,000	China Steel Corp	1,071
2,045,000	Chinatrust Financial Holding Co	1,406
852,000	Chunghwa Telecom Co Ltd	3,099
411,000	Compal Electronics, Inc	270
698,182	Dadi Early-Childhood Education Group Ltd	5,889
212,000	Delta Electronics, Inc	1,077
1,057,053	E.Sun Financial Holding Co Ltd	885
21,000	Eclat Textile Co Ltd	269
166,122	Eva Airways Corp	80
232,373	Evergreen Marine Corp Tawain Ltd	93
367,000	Far Eastern Textile Co Ltd	397
188,000	Far EasTone Telecommunications Co Ltd	474
32,000	Feng TAY Enterprise Co Ltd	250
1,097,930	First Financial Holding Co Ltd	806
708,000	Formosa Chemicals & Fibre Corp	2,353
389,000	Formosa Petrochemical Corp	1,389
1,162,000	Formosa Plastics Corp	4,289
78,000	Formosa Taffeta Co Ltd	98
89,000	Foxconn Technology Co Ltd	181
1,458,000	Fubon Financial Holding Co Ltd	2,155
1,057,000	Fuhwa Financial Holdings Co Ltd	635
32,000	Giant Manufacturing Co Ltd	251
23,000	Globalwafers Co Ltd	234
96,000	Highwealth Construction Corp	153
24,929	Hiwin Technologies Corp	209
2,687,000	Hon Hai Precision Industry Co, Ltd	6,704
1,535,678	Hota Industrial Manufacturing Co Ltd	5,026
33,000	Hotai Motor Co Ltd	541
763,050	Hua Nan Financial Holdings Co Ltd	512
1,029,000	InnoLux Display Corp	243
253,000	Inventec Co Ltd	201
122,604	Largan Precision Co Ltd	15,312
234,000	Lite-On Technology Corp	343
852,000	MediaTek, Inc	8,630
1,205,000	Mega Financial Holding Co Ltd	1,199
74,000	Micro-Star International Co Ltd	210
1,343,000	Nan Ya Plastics Corp	3,401
138,000	Nanya Technology Corp	287
16,000	Nien Made Enterprise Co Ltd	121
60,000	Novatek Microelectronics Corp Ltd	335
218,000	Pegatron Technology Corp	378
16,000	Phison Electronics Corp	146
215,000	Pou Chen Corp	267
87,000	Powertech Technology, Inc	213
64,000	President Chain Store Corp	619
299,000	Quanta Computer, Inc	582
52,000	Realtek Semiconductor Corp	383
233

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
50,400		Ruentex Development Co Ltd	$72
34,600		Ruentex Industries Ltd	84
341,000		Shanghai Commercial & Savings Bank Ltd	618
1,204,950		Shin Kong Financial Holding Co Ltd	366
1,179,300		SinoPac Financial Holdings Co Ltd	496
38,000		Standard Foods Corp	74
141,000		Synnex Technology International Corp	177
26,000	*	TaiMed Biologics, Inc	133
1,054,220		Taishin Financial Holdings Co Ltd	486
367,680		Taiwan Business Bank	162
498,800		Taiwan Cement Corp	739
934,410		Taiwan Cooperative Financial Holding	626
221,000		Taiwan High Speed Rail Corp	325
189,000		Taiwan Mobile Co Ltd	745
20,058,500		Taiwan Semiconductor Manufacturing Co Ltd	153,415
203,000	*	Tatung Co Ltd	123
538,000		Uni-President Enterprises Corp	1,433
2,629,000		United Microelectronics Corp	1,185
92,000		Vanguard International Semiconductor Corp	194
35,000		Walsin Technology Corp	186
36,000		Win Semiconductors Corp	232
302,000		Winbond Electronics Corp	148
285,690		Wistron Corp	223
137,640		WPG Holdings Co Ltd	179
27,339		Yageo Corp	234
45,000		Zhen Ding Technology Holding Ltd	144
		TOTAL TAIWAN	263,716

THAILAND - 0.1%
125,500		Advanced Info Service PCL (Foreign)	885
682,000		Airports of Thailand PCL (Foreign)	1,633
46,100		Bangkok Bank PCL (Foreign)	299
1,060,400		Bangkok Dusit Medical Services PCL (Foreign)	890
777,700		Bangkok Expressway & Metro PCL	289
535,000		Banpu PCL (Foreign)	262
118,600		Berli Jucker PCL	196
639,790		BTS Group Holdings PCL	250
48,800		Bumrungrad Hospital PCL (Foreign)	269
245,200		Central Pattana PCL (Foreign)	600
398,600		Charoen Pokphand Foods PCL	367
630,300		CP Seven Eleven PCL (Foreign)	1,765
30,500		Electricity Generating PCL	323
183,100		Energy Absolute PCL (Foreign)	333
52,100		Gulf Energy Development PCL	209
628,200		Home Product Center PCL (Foreign)	357
176,300		Indorama Ventures PCL (Foreign)	270
229,600		Intouch Holdings PCL	475
1,446,800		IRPC PCL (Foreign)	236
213,600		Kasikornbank PCL (Foreign)	1,321
350,500		Krung Thai Bank PCL (Foreign)	223
799,300		Land and Houses PCL Co Reg	287
300,900		Minor International PCL (Foreign)	402
60,000		Muangthai Capital PCL	111
234

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
258,000		PTT Exploration & Production PCL (Foreign)	$1,139
262,300		PTT Global Chemical PCL (Foreign)	548
1,883,200		PTT PCL (Foreign)	2,999
77,600		Ratch Group PCL	169
48,300		Robinson PCL	89
87,200		Siam Cement PCL (Foreign)	1,342
90,500		Siam Commercial Bank PCL (Foreign)	412
142,400		Thai Oil PCL (Foreign)	309
366,200		Thai Union Group PCL	219
930,400		TMB Bank PCL (Foreign)	60
75,300		Total Access Communication PCL (Foreign)	130
1,215,700		True Corp PCL (Foreign)	228
		TOTAL THAILAND	19,896

TURKEY - 0.1%
634,629	*	Akbank TAS	751
19,492		Anadolu Efes Biracilik Ve Malt Sanayii AS	67
22,322	*	Arcelik AS	75
39,393		Aselsan Elektronik Sanayi Ve Ticaret AS	122
24,162		BIM Birlesik Magazalar AS	332
159,727		Eregli Demir ve Celik Fabrikalari TAS	217
6,702		Ford Otomotiv Sanayi AS	72
99,382		Haci Omer Sabanci Holding AS	147
162,333		KOC Holding AS	490
19,701		TAV Havalimanlari Holding AS	92
13,985		Tupras Turkiye Petrol Rafine	278
56,852	*	Turk Hava Yollari	126
70,080		Turk Sise ve Cam Fabrikalari AS	63
299,988		Turkcell Iletisim Hizmet AS	662
6,092,270	*	Turkiye Garanti Bankasi AS	9,567
163,478	*	Turkiye Is Bankasi (Series C)	171
		TOTAL TURKEY	13,232

UNITED ARAB EMIRATES - 0.0%
300,985		Abu Dhabi Commercial Bank PJSC	680
412,161	*	Aldar Properties PJSC	213
36,008		DP World Ltd	573
182,775	*	Dubai Islamic Bank PJSC	256
87,408	*	Emaar Development PJSC	95
299,091	*	Emaar Malls Group PJSC	165
943,780		Emaar Properties PJSC	1,138
473,258		Emirates Telecommunications Group Co PJSC	2,149
292,926	*	National Bank of Abu Dhabi PJSC	1,187
4,165	e	NMC Health plc	128
		TOTAL UNITED ARAB EMIRATES	6,584

UNITED KINGDOM - 5.6%
86,267		3i Group plc	1,220
8,243		Admiral Group plc	231
33,309		Amcor Ltd	379
495,998		Aptiv plc	40,091
1,464,012		Ashtead Group plc	41,946
167	*,e	ASOS plc	5
235

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
364,337		Associated British Foods plc	$11,406
1,148,752		AstraZeneca plc	93,912
40,368	g	Auto Trader Group plc	281
353,448		Aviva plc	1,872
284,564		BAE Systems plc	1,788
1,504,864		Barclays plc	2,862
43,988		Barratt Developments plc	320
1,028,700		Beazley plc	7,211
5,399		Berkeley Group Holdings plc	256
51,000		Big Yellow Group plc	641
6,061,800	*	boohoo.com plc	16,290
5,312,597		BP plc	37,012
2,630,802		British American Tobacco plc	91,857
19,200		British American Tobacco plc (ADR)	669
912,239		British Land Co plc	6,243
731,458		BT Group plc	1,829
29,789		Bunzl plc	786
38,329		Burberry Group plc	908
23,193		Capital & Counties Properties	64
489,263		Centrica plc	545
2,155,352		CNH Industrial NV	22,142
10,111		Coca-Cola European Partners plc (Class A)	571
268,538		Compass Group plc	6,437
5,580		Croda International plc	363
4,371		DCC plc	390
404,000		Dechra Pharmaceuticals plc	14,101
15,690		Derwent London plc	621
2,377,579		Diageo plc	102,332
59,258		Direct Line Insurance Group plc	250
7,180		easyJet plc	87
2,832,457		Electrocomponents plc	22,755
84,804		Experian Group Ltd	2,569
621,389		Fevertree Drinks plc	18,291
87,588		Fiat DaimlerChrysler Automobiles NV	1,216
687,343		GlaxoSmithKline plc	13,778
118,000		Great Portland Estates plc	1,026
67,810		Group 4 Securicor plc	179
25,056		GVC Holdings plc	208
16,259		Halma plc	418
12,411		Hargreaves Lansdown plc	303
2,449,257		HSBC Holdings plc	20,442
85,699		Imperial Tobacco Group plc	2,011
54,603		Informa plc	579
19,222		Inmarsat plc	133
15,695		InterContinental Hotels Group plc	1,032
46,127	e	International Consolidated Airlines Group S.A.	279
14,187		Intertek Group plc	992
2,753	e	Intu Properties plc	3
159,411		ITV plc	219
76,589		J Sainsbury plc	190
29,861		John Wood Group plc	172
8,562		Johnson Matthey plc	362
1,224,814	*	Just Eat plc	9,714
236

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
93,975		Kingfisher plc	$256
141,622		Land Securities Group plc	1,500
2,540,000	e	Learning Technologies Group plc	3,125
532,625		Legal & General Group plc	1,825
151,823	*	Liberty Global plc (Class A)	4,098
10,502	*	Liberty Global plc (Class C)	279
121,373		Linde plc	24,372
963,133		Linde plc (Xetra)	193,451
76,033,545		Lloyds TSB Group plc	54,609
142,198		London Stock Exchange Group plc	9,909
1,345,618		Man Group plc	2,661
84,250	e	Marks & Spencer Group plc	225
70,766		Meggitt plc	471
424,295		Melrose Industries plc	975
31,561	g	Merlin Entertainments plc	180
15,146		Micro Focus International plc	398
9,789		Micro Focus International plc (ADR)	256
37,810		Mondi plc	861
306,052		National Grid plc	3,255
3,048		New Carphone Warehouse plc	4
27,360		Next plc	1,916
19,778	*	Ocado Ltd	293
533,141		Old Mutual Ltd	803
34,121	e	Pearson plc	355
27,840		Persimmon plc	707
804		Petrofac Ltd	4
1,146,249		Prudential plc	25,024
96,067		Reckitt Benckiser Group plc	7,585
460,624		RELX plc	11,142
204,081		RELX plc (London)	4,950
79,728		Rentokil Initial plc	403
162,467		Rolls-Royce Group plc	1,736
12,389,287	*	Rolls-Royce Holdings plc	16
210,120		Royal Bank of Scotland Group plc	586
44,037		RSA Insurance Group plc	323
63,000		Safestore Holdings plc	491
46,670		Sage Group plc	476
5,584		Schroders plc	217
91,331		Scottish & Southern Energy plc	1,302
3	*	Seadrill Ltd	0	^
179,916		Segro plc	1,670
10,201		Severn Trent plc	265
17,395		Shaftesbury plc	178
68,133		Smith & Nephew plc	1,479
17,183		Smiths Group plc	342
3,162		Spirax-Sarco Engineering plc	369
838	*	Sports Direct International plc	3
23,643		St. James’s Place plc	330
703,543		Standard Chartered plc	6,382
213,059		Standard Life Aberdeen plc	797
12,628		Subsea 7 S.A.	153
21,291		Tate & Lyle plc	200
142,405		Taylor Wimpey plc	286
237

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
9,663		TechnipFMC plc	$249
8,950		TechnipFMC plc (Euro OTC)	232
26,125,789		Tesco plc	75,312
11,287		Travis Perkins plc	183
4,722,100		Tritax Big Box REIT plc	9,260
593,895		Unilever NV	36,084
289,487		Unilever plc	17,970
29,189		United Utilities Group plc	291
1,591,900		Vesuvius plc	11,079
6,681,751		Vodafone Group plc	10,952
11,189		Weir Group plc	220
87,021		Whitbread plc	5,120
2,688		William Hill plc	5
103,378		WM Morrison Supermarkets plc	265
603,699		WPP plc	7,604
		TOTAL UNITED KINGDOM	1,153,108

UNITED STATES - 55.1%
64,978		3M Co	11,263
2,959		A.O. Smith Corp	140
1,608,285		Abbott Laboratories	135,257
441,603		AbbVie, Inc	32,113
903	*	Abiomed, Inc	235
42,128		Accenture plc	7,784
509,117		Activision Blizzard, Inc	24,030
820		Acuity Brands, Inc	113
48,698	*	Adobe, Inc	14,349
1,506		Advance Auto Parts, Inc	232
537,415	*	Advanced Micro Devices, Inc	16,321
13,685		AES Corp	229
912		Affiliated Managers Group, Inc	84
57,836		Aflac, Inc	3,170
93,681		Agilent Technologies, Inc	6,995
10,876		AGNC Investment Corp	183
12,000		Agree Realty Corp	769
198,353		Air Products & Chemicals, Inc	44,901
3,440	*	Akamai Technologies, Inc	276
13,525	e	Albemarle Corp	952
22,303		Alexandria Real Estate Equities, Inc	3,147
616,043	*	Alexion Pharmaceuticals, Inc	80,689
14,576	*	Align Technology, Inc	3,989
3,220	*	Alkermes plc	73
7,742		Alleghany Corp	5,273
1,951		Allegion plc	216
53,520		Allergan plc	8,961
1,025		Alliance Data Systems Corp	144
95,348		Alliant Energy Corp	4,680
26,828		Allstate Corp	2,728
8,624		Ally Financial, Inc	267
1,920	*	Alnylam Pharmaceuticals, Inc	139
98,202	*	Alphabet, Inc (Class A)	106,333
102,010	*	Alphabet, Inc (Class C)	110,264
3,123	*	Altice USA, Inc	76
238

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
261,311		Altria Group, Inc	$12,373
222,882	*,n	Amazon.com, Inc	422,056
193		Amerco, Inc	73
5,047		Ameren Corp	379
2,280		American Airlines Group, Inc	74
32,767		American Electric Power Co, Inc	2,884
728,782		American Express Co	89,961
1,567		American Financial Group, Inc	161
65,000		American Homes 4 Rent	1,580
984,717		American International Group, Inc	52,466
48,926		American Tower Corp	10,003
3,729		American Water Works Co, Inc	433
25,000		Americold Realty Trust	811
2,872		Ameriprise Financial, Inc	417
20,710		AmerisourceBergen Corp	1,766
4,745		Ametek, Inc	431
85,941		Amgen, Inc	15,837
98,422		Amphenol Corp (Class A)	9,443
342,351		Anadarko Petroleum Corp	24,156
24,581		Analog Devices, Inc	2,774
25,000	*	Anaplan, Inc	1,262
28,899		Annaly Capital Management, Inc	264
1,735	*	Ansys, Inc	355
31,978		Anthem, Inc	9,025
17,915		Aon plc	3,457
7,836		Apache Corp	227
2,438,177	n	Apple, Inc	482,564
270,498		Applied Materials, Inc	12,148
350,408		ARAMARK Holdings Corp	12,636
8,297	*	Arch Capital Group Ltd	308
68,122		Archer Daniels Midland Co	2,779
8,915		Arconic, Inc	230
1,088	*	Arista Networks, Inc	282
1,701	*	Arrow Electronics, Inc	121
3,776		Arthur J. Gallagher & Co	331
85,734		Ashland Global Holdings, Inc	6,856
61,629		Associated Banc-Corp	1,303
1,105		Assurant, Inc	118
1,137,104		AT&T, Inc	38,104
175,220	*	Athene Holding Ltd	7,545
2,357		Atmos Energy Corp	249
4,516	*	Autodesk, Inc	736
69,442		Automatic Data Processing, Inc	11,481
515	*	AutoZone, Inc	566
15,857		AvalonBay Communities, Inc	3,222
1,809		Avery Dennison Corp	209
407,429		AXA Equitable Holdings, Inc	8,515
315,720	*	Axalta Coating Systems Ltd	9,399
10,488		Baker Hughes a GE Co	258
6,657		Ball Corp	466
5,103,195		Bank of America Corp	147,993
70,391		Bank of New York Mellon Corp	3,108
31,272	*	Bausch Health Cos, Inc	789
239

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
442,305		Baxter International, Inc	$36,225
48,868		BB&T Corp	2,401
43,122		Becton Dickinson & Co	10,867
344,006	*	Berkshire Hathaway, Inc (Class B)	73,332
423,518	*	Berry Plastics Group, Inc	22,273
5,109		Best Buy Co, Inc	356
15,197	*	Biogen Idec, Inc	3,554
11,677	*	BioMarin Pharmaceutical, Inc	1,000
8,460		BlackRock, Inc	3,970
840,772	*	Blackstone Group LP	37,347
669,497		Boeing Co	243,704
5,340	*	Booking Holdings, Inc	10,011
4,309		BorgWarner, Inc	181
37,191		Boston Properties, Inc	4,798
1,451,610	*	Boston Scientific Corp	62,390
2,128	*	Brighthouse Financial, Inc	78
778,736		Bristol-Myers Squibb Co	35,316
255,310		Broadcom, Inc	73,494
2,397		Broadridge Financial Solutions, Inc	306
6,243		Brown-Forman Corp (Class B)	346
73,235		BRP, Inc (Toronto)	2,617
226,088		Bunge Ltd	12,595
939,638		Burford Capital Ltd	18,551
1,395	*	Burlington Stores, Inc	237
9,174		Cabot Oil & Gas Corp	211
5,719	*	Cadence Design Systems, Inc	405
22,000		Camden Property Trust	2,297
3,584		Campbell Soup Co	144
81,375		Capital One Financial Corp	7,384
830,718	*	Capri Holdings Ltd	28,809
6,276		Cardinal Health, Inc	296
3,575	*	CarMax, Inc	310
8,743		Carnival Corp	407
15,662		Carnival plc	689
649,839		Caterpillar, Inc	88,567
2,306		CBOE Holdings, Inc	239
6,668	*	CBRE Group, Inc	342
199,304		CBS Corp (Class B)	9,945
2,592		CDK Global, Inc	128
139,603		CDW Corp	15,496
2,727		Celanese Corp (Series A)	294
111,450	*	Celgene Corp	10,302
8,498	*	Centene Corp	446
10,263		Centerpoint Energy, Inc	294
20,077		CenturyLink, Inc	236
136,108	*	Cerner Corp	9,977
4,716		CF Industries Holdings, Inc	220
2,841		CH Robinson Worldwide, Inc	240
78,960		Charles Schwab Corp	3,173
26,874	*	Charter Communications, Inc	10,620
2,906		Chemours Co	70
171,766	*	Cheniere Energy, Inc	11,757
1,419,536		Chevron Corp	176,647
240

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
1,751	*,e	Chewy, Inc	$61
528	*	Chipotle Mexican Grill, Inc (Class A)	387
198,023		Chubb Ltd	29,167
5,055		Church & Dwight Co, Inc	369
46,436		Cigna Corp	7,316
2,111		Cimarex Energy Co	125
3,189		Cincinnati Financial Corp	331
1,826		Cintas Corp	433
4,057,495		Cisco Systems, Inc	222,067
2,220		CIT Group, Inc	117
1,254,407		Citigroup, Inc	87,846
393,612		Citizens Financial Group, Inc	13,918
2,763		Citrix Systems, Inc	271
2,644		Clorox Co	405
70,198		CME Group, Inc	13,626
5,858		CMS Energy Corp	339
4,296,393		Coca-Cola Co	218,772
3,530		Cognex Corp	169
40,131		Cognizant Technology Solutions Corp (Class A)	2,544
134,536		Colgate-Palmolive Co	9,642
1,637,715		Comcast Corp (Class A)	69,243
3,210		Comerica, Inc	233
3,781	*	CommScope Holding Co, Inc	59
3,270,507		ConAgra Brands, Inc	86,734
771,569		Concho Resources, Inc	79,610
80,153		ConocoPhillips	4,889
6,524		Consolidated Edison, Inc	572
17,352		Constellation Brands, Inc (Class A)	3,417
1,847	*	Continental Resources, Inc	78
5,654		Cooper Cos, Inc	1,905
4,283	*	Copart, Inc	320
450,625		Corning, Inc	14,974
1,367,746	*	Corteva, Inc	40,444
751	*	CoStar Group, Inc	416
627,540		Costco Wholesale Corp	165,834
11,529		Coty, Inc	154
132,084	*	Cree, Inc	7,420
163,902		Crown Castle International Corp	21,365
1,351,081	*	Crown Holdings, Inc	82,551
1,180,188		CSX Corp	91,311
3,054		Cummins, Inc	523
236,330		CVS Health Corp	12,878
320,000		Cypress Semiconductor Corp	7,117
15,000		CyrusOne, Inc	866
242,653		Danaher Corp	34,680
2,559		Darden Restaurants, Inc	312
2,676	*	DaVita, Inc	151
126,364		Deere & Co	20,940
216,851		Delek US Holdings, Inc	8,787
3,131	*	Dell Technologies, Inc	159
3,407		Delta Air Lines, Inc	193
4,686		Dentsply Sirona, Inc	273
9,115		Devon Energy Corp	260
241

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
21,845	*	DexCom, Inc	$3,273
342,444		Diamondback Energy, Inc	37,316
12,272		Digital Realty Trust, Inc	1,446
6,942		Discover Financial Services	539
3,268	*,e	Discovery, Inc (Class A)	100
6,845	*	Discovery, Inc (Class C)	195
22,238	*	DISH Network Corp (Class A)	854
2,090	*	DocuSign, Inc	104
34,644		Dollar General Corp	4,682
4,910	*	Dollar Tree, Inc	527
174,657		Dominion Resources, Inc	13,504
815		Domino’s Pizza, Inc	227
3,002		Dover Corp	301
546,575		Dow, Inc	26,952
7,367		DR Horton, Inc	318
3,859	*	Dropbox, Inc	97
3,757		DTE Energy Co	480
47,491		Duke Energy Corp	4,191
27,339		Duke Realty Corp	864
451,748		DuPont de Nemours, Inc	33,913
652,718		DXC Technology Co	35,997
27,119		E*TRADE Financial Corp	1,210
2,970		East West Bancorp, Inc	139
2,917		Eastman Chemical Co	227
143,749		Eaton Corp	11,971
2,552		Eaton Vance Corp	110
207,516		eBay, Inc	8,197
31,785		Ecolab, Inc	6,276
33,733		Edison International	2,274
517,779	*	Edwards Lifesciences Corp	95,655
112,438	*	Elanco Animal Health, Inc	3,800
821,557	*	Electronic Arts, Inc	83,191
312,698		Eli Lilly & Co	34,644
489,324		Emerson Electric Co	32,648
80,360		Entergy Corp	8,271
1,015,263		EOG Resources, Inc	94,582
1,087	*	EPAM Systems, Inc	188
2,493		Equifax, Inc	337
3,153		Equinix, Inc	1,590
21,696		Equity Lifestyle Properties, Inc	2,633
32,618		Equity Residential	2,476
495		Erie Indemnity Co (Class A)	126
9,360		Essex Property Trust, Inc	2,732
41,070		Estee Lauder Cos (Class A)	7,520
30,841		Everest Re Group Ltd	7,623
5,454		Evergy, Inc	328
6,549		Eversource Energy	496
12,595	*	Exact Sciences Corp	1,487
129,514		Exelon Corp	6,209
111,117		Expedia, Inc	14,782
3,576		Expeditors International of Washington, Inc	271
13,579		Extra Space Storage, Inc	1,441
1,871,346	d	Exxon Mobil Corp	143,401
242

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
1,232	*	F5 Networks, Inc	$179
1,031,264	*	Facebook, Inc	199,034
759		Factset Research Systems, Inc	218
11,828		Fastenal Co	385
15,451		Federal Realty Investment Trust	1,989
177,594		FedEx Corp	29,159
21,708		Ferguson plc	1,545
204,155		Fidelity National Information Services, Inc	25,046
132,780		Fifth Third Bancorp	3,705
11,394	*	First Data Corp	308
3,402		First Republic Bank	332
1,238,314		FirstEnergy Corp	53,012
106,127	*	Fiserv, Inc	9,675
1,801	*	FleetCor Technologies, Inc	506
11,003	*	Flextronics International Ltd	105
2,803		Flir Systems, Inc	152
2,708		Flowserve Corp	143
2,789		Fluor Corp	94
2,732		FMC Corp	227
5,683		FNF Group	229
80,155		Ford Motor Co	820
2,979	*	Fortinet, Inc	229
216,741		Fortive Corp	17,669
2,944		Fortune Brands Home & Security, Inc	168
10,000		Four Corners Property Trust, Inc	273
29,151		Fox Corp (Class A)	1,068
3,269		Fox Corp (Class B)	119
6,302		Franklin Resources, Inc	219
1,284,473		Freeport-McMoRan Copper & Gold, Inc (Class B)	14,913
530,725		Gaming and Leisure Properties, Inc	20,688
4,775		Gap, Inc	86
2,504		Garmin Ltd	200
1,866	*	Gartner, Inc	300
18,349		General Dynamics Corp	3,336
3,944,105		General Electric Co	41,413
40,212		General Mills, Inc	2,112
13,592,224	*,†	General Motors Co	0
61,921,000	*,†,e	General Motors Co	0
18,159,000	*,†	General Motors Co	0
29,845,445	*,†	General Motors Co	0
4,461,000	*,†	General Motors Co	0
19,417,463	*,†	General Motors Co	0
26,439,985	*,†	General Motors Co	0
85,047		General Motors Co	3,277
18,106,794	*,†,e	General Motors Co	0
530,757	*,†	General Motors Co	0
69,850,000	*,†	General Motors Co	0
3,022		Genuine Parts Co	313
720,500		Gilead Sciences, Inc	48,677
3,263		Global Payments, Inc	523
3,576	*	GoDaddy, Inc	251
40,131		Goldman Sachs Group, Inc	8,211
47,761	*	GrubHub, Inc	3,725
243

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
4,196		H&R Block, Inc	$123
102,936		Halliburton Co	2,341
7,436		Hanesbrands, Inc	128
3,440		Harley-Davidson, Inc	123
232,201		Hartford Financial Services Group, Inc	12,938
2,453		Hasbro, Inc	259
29,061		HCA Holdings, Inc	3,928
64,773		HCP, Inc	2,071
3,645	*	HD Supply Holdings, Inc	147
20,000		Healthcare Trust of America, Inc	549
821		HEICO Corp	110
1,514		HEICO Corp (Class A)	157
2,190		Helmerich & Payne, Inc	111
3,112	*	Henry Schein, Inc	218
2,981		Hershey Co	400
5,846		Hess Corp	372
28,495		Hewlett Packard Enterprise Co	426
5,806		Hilton Worldwide Holdings, Inc	567
3,408		HollyFrontier Corp	158
239,352	*	Hologic, Inc	11,494
872,633		Home Depot, Inc	181,482
692,515		Honeywell International, Inc	120,906
6,047		Hormel Foods Corp	245
115,826		Host Marriott Corp	2,110
118,585		HP, Inc	2,465
40,000		Hudson Pacific Properties	1,331
33,396		Humana, Inc	8,860
349,731		Huntington Bancshares, Inc	4,833
860		Huntington Ingalls	193
27,292	*	IAC/InterActiveCorp	5,937
1,563		IDEX Corp	269
21,783	*	IDEXX Laboratories, Inc	5,998
7,973	*	IHS Markit Ltd	508
24,871		Illinois Tool Works, Inc	3,751
51,809	*	Illumina, Inc	19,073
3,747	*	Incyte Corp	318
296,032		Ingersoll-Rand plc	37,498
1,427		Ingredion, Inc	118
466,702		Intel Corp	22,341
63,209		IntercontinentalExchange Group, Inc	5,432
62,622		International Business Machines Corp	8,636
362,035	e	International Flavors & Fragrances, Inc	52,528
106		International Flavors & Fragrances, Inc (Tel Aviv)	15
21,483		International Paper Co	931
151,053		Interpublic Group of Cos, Inc	3,412
51,752		Intuit, Inc	13,524
25,620	*	Intuitive Surgical, Inc	13,439
7,954		Invesco Ltd	163
74,064		Invitation Homes, Inc	1,980
2,714	*	Ionis Pharmaceuticals, Inc	174
768	*	IPG Photonics Corp	118
3,404	*	IQVIA Holdings, Inc	548
5,686		Iron Mountain, Inc	178
244

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
25,000	e	iShares Dow Jones US Real Estate Index Fund	$2,183
209,122		iShares MSCI Canada Index Fund	5,985
48,020		iShares MSCI South Korea Index Fund	2,875
119,179		ITT, Inc	7,804
2,351		J.M. Smucker Co	271
1,590		Jack Henry & Associates, Inc	213
2,693		Jacobs Engineering Group, Inc	227
75,976	*	Jazz Pharmaceuticals plc	10,831
1,803		JB Hunt Transport Services, Inc	165
5,301		Jefferies Financial Group, Inc	102
997,718		Johnson & Johnson	138,962
16,411		Johnson Controls International plc	678
988		Jones Lang LaSalle, Inc	139
1,528,844		JPMorgan Chase & Co	170,925
6,991		Juniper Networks, Inc	186
2,050		Kansas City Southern Industries, Inc	250
5,353		Kellogg Co	287
143,522		Kennametal, Inc	5,309
2,221,165		Keurig Dr Pepper, Inc	64,192
20,412		Keycorp	362
87,873	*	Keysight Technologies, Inc	7,892
20,000		Kilroy Realty Corp	1,476
57,930		Kimberly-Clark Corp	7,721
8,457		Kimco Realty Corp	156
41,478		Kinder Morgan, Inc	866
10,012		KKR & Co, Inc	253
3,295		Kla-Tencor Corp	389
2,744		Knight-Swift Transportation Holdings, Inc	90
3,429		Kohl’s Corp	163
13,655		Kraft Heinz Co	424
103,697		Kroger Co	2,251
4,853		L Brands, Inc	127
73,276		L3 Technologies, Inc	17,965
2,427		L3Harris Technologies, Inc	459
17,872	*	Laboratory Corp of America Holdings	3,090
251,900		Lam Research Corp	47,317
3,012		Lamb Weston Holdings, Inc	191
41,078		Las Vegas Sands Corp	2,427
1,219		Lear Corp	170
2,790		Leggett & Platt, Inc	107
2,919		Leidos Holdings, Inc	233
5,977		Lennar Corp (Class A)	290
723		Lennox International, Inc	199
18,947	*	Levi Strauss & Co	396
2,151	*	Liberty Broadband Corp (Class C)	224
4,153	*	Liberty Media Group (Class C)	155
2,843		Liberty Property Trust	142
1,770	*	Liberty SiriusXM Group (Class A)	67
3,565	*	Liberty SiriusXM Group (Class C)	135
4,086		Lincoln National Corp	263
2,997	*	Live Nation, Inc	199
6,480	*	LKQ Corp	172
17,867		Lockheed Martin Corp	6,495
245

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
5,620		Loews Corp	$307
110,236		Lowe’s Companies, Inc	11,124
139,817	*	Lululemon Athletica, Inc	25,196
9,348	*,e	Lyft, Inc (Class A)	614
26,527		LyondellBasell Industries AF S.C.A	2,285
245,948		M&T Bank Corp	41,828
2,257		Macerich Co	76
6,359		Macy’s, Inc	136
145,873		Magellan Midstream Partners LP	9,336
1,278		Manpower, Inc	123
17,300		Marathon Oil Corp	246
86,764		Marathon Petroleum Corp	4,848
287	*	Markel Corp	313
766		MarketAxess Holdings, Inc	246
24,034		Marriott International, Inc (Class A)	3,372
122,835		Marsh & McLennan Cos, Inc	12,253
1,297		Martin Marietta Materials, Inc	298
243,128		Marvell Technology Group Ltd	5,803
6,307		Masco Corp	247
431,752		MasterCard, Inc (Class A)	114,211
391,525	*	Matador Resources Co	7,784
5,694		Maxim Integrated Products, Inc	341
2,515		McCormick & Co, Inc	390
866,705		McDonald’s Corp	179,980
15,529		McKesson Corp	2,087
194,280		Medtronic plc	18,921
2,327,996		Merck & Co, Inc	195,202
23,018	*	Merrimack Pharmaceuticals, Inc	139
78,330		Metlife, Inc	3,891
517	*	Mettler-Toledo International, Inc	434
570,889		MGM Growth Properties LLC	17,498
10,554		MGM Resorts International	302
4,878		Microchip Technology, Inc	423
215,128	*	Micron Technology, Inc	8,302
3,722,494	n	Microsoft Corp	498,665
2,337		Mid-America Apartment Communities, Inc	275
1,166	*	Middleby Corp	158
21,309	*	Mohawk Industries, Inc	3,142
3,919		Molson Coors Brewing Co (Class B)	219
592,364		Mondelez International, Inc	31,928
653	*,e	MongoDB, Inc	99
804,761	*	Monster Beverage Corp	51,368
3,558		Moody’s Corp	695
3,299,363		Morgan Stanley	144,545
1,030,053		Mosaic Co	25,782
137,775		Motorola Solutions, Inc	22,971
1,792		MSCI, Inc (Class A)	428
10,653	*	Mylan NV	203
2,372		NASDAQ OMX Group, Inc	228
7,916		National Oilwell Varco, Inc	176
3,166		National Retail Properties, Inc	168
20,000		National Storage Affiliates Trust	579
3,568	*	Nektar Therapeutics	127
246

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
5,235		NetApp, Inc	$323
87,315	*	NetFlix, Inc	32,073
9,483		Newell Rubbermaid, Inc	146
446,182		Newmont Mining Corp	17,165
8,179		News Corp (Class A)	110
93,000		Nexteer Automotive Group Ltd	116
174,664		NextEra Energy, Inc	35,782
7,342		Nielsen NV	166
1,576,443		Nike, Inc (Class B)	132,342
7,581		NiSource, Inc	218
9,986		Noble Energy, Inc	224
2,300		Nordstrom, Inc	73
19,785		Norfolk Southern Corp	3,944
4,338		Northern Trust Corp	390
106,458		Northrop Grumman Corp	34,398
4,430	*	Norwegian Cruise Line Holdings Ltd	238
32,066		NRG Energy, Inc	1,126
6,135		Nucor Corp	338
49,107		NVIDIA Corp	8,065
74	*	NVR, Inc	249
15,638		Occidental Petroleum Corp	786
3,955		OGE Energy Corp	168
2,087	*	Okta, Inc	258
1,306		Old Dominion Freight Line	195
1,792,348		Olin Corp	39,270
4,625		Omnicom Group, Inc	379
8,634	*	ON Semiconductor Corp	175
44,244		ONEOK, Inc	3,044
216,085		Oracle Corp	12,310
6,313	*	O’Reilly Automotive, Inc	2,332
2,267		Owens Corning, Inc	132
7,201		PACCAR, Inc	516
7,082		Packaging Corp of America	675
1,929	*	Palo Alto Networks, Inc	393
108,524		Parker-Hannifin Corp	18,450
1,034,071	*	Parsley Energy, Inc	19,658
6,672		Paychex, Inc	549
1,018	*	Paycom Software, Inc	231
1,722,420	*	PayPal Holdings, Inc	197,148
20,000		Pebblebrook Hotel Trust	564
1,900,000	*	Penn National Gaming, Inc	36,594
3,377		Pentair plc	126
8,023		People’s United Financial, Inc	135
240,192		PepsiCo, Inc	31,496
2,211		PerkinElmer, Inc	213
2,682		Perrigo Co plc	128
1,118,589		Pfizer, Inc	48,457
285,525		Philip Morris International, Inc	22,422
89,237		Phillips 66	8,347
133,550		Pinnacle West Capital Corp	12,566
28,297		Pioneer Natural Resources Co	4,354
667,728		Plains All American Pipeline LP	16,259
291,317		Plains GP Holdings LP	7,274
247

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
86,952		PNC Financial Services Group, Inc	$11,937
1,254		Polaris Industries, Inc	114
4,933		PPG Industries, Inc	576
72,162		PPL Corp	2,238
5,889		Principal Financial Group	341
1,553,617		Procter & Gamble Co	170,354
142,290		Progressive Corp	11,373
103,001		Prologis, Inc	8,250
100,442		Prudential Financial, Inc	10,145
2,305	*	PTC, Inc	207
10,439		Public Service Enterprise Group, Inc	614
12,238		Public Storage, Inc	2,915
5,588		Pulte Homes, Inc	177
1,624		PVH Corp	154
93,589	*	QIAGEN NV (Turquoise)	3,808
2,567	*	Qorvo, Inc	171
25,000		QTS Realty Trust, Inc	1,155
410,505		Qualcomm, Inc	31,227
24,559		Quest Diagnostics, Inc	2,500
8,406	*	Qurate Retail Group, Inc QVC Group	104
1,118		Ralph Lauren Corp	127
2,714		Raymond James Financial, Inc	229
71,210		Raytheon Co	12,382
26,116		Realty Income Corp	1,801
160,581	*	Red Hat, Inc	30,151
38,285		Regency Centers Corp	2,555
9,651	*	Regeneron Pharmaceuticals, Inc	3,021
20,891		Regions Financial Corp	312
1,306		Reinsurance Group of America, Inc (Class A)	204
4,675		Republic Services, Inc	405
17,952		Resmed, Inc	2,191
91,177	*	Retrophin, Inc	1,832
471,304		Rexford Industrial Realty, Inc	19,027
2,567		Robert Half International, Inc	146
59,821		Rockwell Automation, Inc	9,800
3,030		Rollins, Inc	109
91,498		Roper Industries, Inc	33,512
27,398		Ross Stores, Inc	2,716
3,557		Royal Caribbean Cruises Ltd	431
40,313		S&P Global, Inc	9,183
5,726		Sabre Corp	127
953,954	*	salesforce.com, Inc	144,743
22,079,741	g	Samsonite International	50,807
2,347	*	SBA Communications Corp	528
230,130		Schlumberger Ltd	9,145
5,107		Seagate Technology, Inc	241
3,255		Sealed Air Corp	139
31,295	*	Seattle Genetics, Inc	2,166
2,720		SEI Investments Co	153
78,184		Sempra Energy	10,746
3,470	*	Sensata Technologies Holding plc	170
343,805	*	ServiceNow, Inc	94,399
8,985		Sherwin-Williams Co	4,118
248

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
1,148		Signature Bank	$139
45,654		Simon Property Group, Inc	7,294
32,764	e	Sirius XM Holdings, Inc	183
3,574		Skyworks Solutions, Inc	276
21,758		SL Green Realty Corp	1,749
13,977	*,e	Snap, Inc	200
1,158		Snap-On, Inc	192
62,282		Southern Co	3,443
2,919		Southwest Airlines Co	148
2,176		Spirit Aerosystems Holdings, Inc (Class A)	177
3,021	*	Splunk, Inc	380
77,315	*	Sprint Corp	508
56,734	*	Square, Inc	4,115
4,553		SS&C Technologies Holdings, Inc	262
92,231		Stanley Black & Decker, Inc	13,338
168,352		Starbucks Corp	14,113
40,000		Starwood Property Trust, Inc	909
7,576		State Street Corp	425
4,176		Steel Dynamics, Inc	126
7,696		STERIS plc	1,146
42,642		Stryker Corp	8,766
93,777		Sun Communities, Inc	12,021
45,000		Sunstone Hotel Investors, Inc	617
9,105		SunTrust Banks, Inc	572
1,027	*	SVB Financial Group	231
12,961		Symantec Corp	282
13,222		Synchrony Financial	458
67,409	*	Synopsys, Inc	8,675
37,112		Sysco Corp	2,625
4,958		T Rowe Price Group, Inc	544
1,518	*	Tableau Software, Inc	252
72,470	*	Take-Two Interactive Software, Inc	8,228
680,017		Tapestry, Inc	21,577
4,673		Targa Resources Investments, Inc	183
673,100		Target Corp	58,297
8,000		Taubman Centers, Inc	327
5,831		TD Ameritrade Holding Corp	291
100,864		TE Connectivity Ltd	9,661
948		Teleflex, Inc	314
159,603		Terex Corp	5,012
20,000		Terreno Realty Corp	981
2,655	*,e	Tesla, Inc	593
69,171		Texas Instruments, Inc	7,938
196,612		Textron, Inc	10,428
71,149		Thermo Fisher Scientific, Inc	20,895
2,252		Tiffany & Co	211
144,853		TJX Companies, Inc	7,660
222,479	*	T-Mobile US, Inc	16,495
2,199		Torchmark Corp	197
83,798		Total System Services, Inc	10,749
2,509		Tractor Supply Co	273
14,576	*	TransDigm Group, Inc	7,052
16,563	*	Transocean Ltd	106
249

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
155,765	*,e	Transocean Ltd (NYSE)	$998
3,829		TransUnion	281
45,290		Travelers Cos, Inc	6,772
5,123	*	Trimble Navigation Ltd	231
2,139	*	TripAdvisor, Inc	99
1,115,498		Tronox Holdings plc	14,256
2,309	*	Twilio, Inc	315
15,006	*	Twitter, Inc	524
6,110		Tyson Foods, Inc (Class A)	493
3,568	*,e	Uber Technologies, Inc	165
5,586		UDR, Inc	251
3,580		UGI Corp	191
12,922	*	Ulta Beauty, Inc	4,483
1,012,080	*	Under Armour, Inc (Class A)	25,656
3,999	*	Under Armour, Inc (Class C)	89
1,008,650		Union Pacific Corp	170,573
1,441	*	United Continental Holdings, Inc	126
46,959		United Parcel Service, Inc (Class B)	4,849
224,415	*	United Rentals, Inc	29,764
89,950		United Technologies Corp	11,712
707,414		UnitedHealth Group, Inc	172,616
1,753		Universal Health Services, Inc (Class B)	229
4,086		UnumProvident Corp	137
312,511		US Bancorp	16,376
825		Vail Resorts, Inc	184
92,258		Valero Energy Corp	7,898
178,256		Valvoline, Inc	3,481
461,861		Vanguard Emerging Markets ETF	19,643
50,000		Vanguard FTSE Developed Markets ETF	2,086
1,884	*	Varian Medical Systems, Inc	256
9,516	*	Veeva Systems, Inc	1,543
30,353		Ventas, Inc	2,075
20,633		VEREIT, Inc	186
51,753	*	VeriSign, Inc	10,825
3,219		Verisk Analytics, Inc	471
1,550,981		Verizon Communications, Inc	88,608
44,180	*	Vertex Pharmaceuticals, Inc	8,102
6,948		VF Corp	607
162,773		Viacom, Inc (Class B)	4,862
50,000		VICI Properties, Inc	1,102
1,157,108		Visa, Inc (Class A)	200,816
34,319		Vistra Energy Corp	777
1,630		VMware, Inc (Class A)	273
3,526		Vornado Realty Trust	226
171,616		Voya Financial, Inc	9,490
2,731		Vulcan Materials Co	375
2,994		W.R. Berkley Corp	197
52,647		W.W. Grainger, Inc	14,122
1,078	*	WABCO Holdings, Inc	143
8,838	e	Wabtec Corp	634
58,243		Walgreens Boots Alliance, Inc	3,184
1,338,906		Walmart, Inc	147,936
1,397,511		Walt Disney Co	195,148
250

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
5,440		Waste Connections, Inc	$520
182,749		Waste Management, Inc	21,084
1,530	*	Waters Corp	329
1,147	*	Wayfair, Inc	167
6,518		WEC Energy Group, Inc	543
1,033	*	WellCare Health Plans, Inc	294
499,161		Wells Fargo & Co	23,620
35,814		Welltower, Inc	2,920
6,025		Western Digital Corp	286
9,148		Western Union Co	182
855		Westlake Chemical Corp	59
5,240		WestRock Co	191
38,314		Weyerhaeuser Co	1,009
1,313		Whirlpool Corp	187
275,034		Williams Cos, Inc	7,712
2,681		Willis Towers Watson plc	514
3,062	*	Workday, Inc	629
72,412	*	Worldpay, Inc	8,874
3,449		WP Carey, Inc	280
1,444,402	*	WPX Energy, Inc	16,625
281,493		WR Grace and Co	21,424
2,011		Wynn Resorts Ltd	249
10,561		Xcel Energy, Inc	628
4,531		Xerox Corp	160
175,497		Xilinx, Inc	20,695
2,137	*	XPO Logistics, Inc	124
3,709		Xylem, Inc	310
54,086		Yum! Brands, Inc	5,986
4,581	*	Zayo Group Holdings, Inc	151
1,096	*	Zebra Technologies Corp (Class A)	230
2,479	*,e	Zillow Group, Inc (Class C)	115
366,784		Zimmer Biomet Holdings, Inc	43,185
91,247		Zions Bancorporation	4,196
197,064		Zoetis, Inc	22,365
15,968	*	Zscaler, Inc	1,224
		TOTAL UNITED STATES	11,326,073

URUGUAY - 0.1%
2,855,359		Arcos Dorados Holdings, Inc	20,787
		TOTAL URUGUAY	20,787

ZAMBIA - 0.0%
32,947		First Quantum Minerals Ltd	313
		TOTAL ZAMBIA	313

		TOTAL COMMON STOCKS	20,204,633
		(Cost $18,447,341)

RIGHTS / WARRANTS - 0.0%

CHILE - 0.0%
2,616,500		Enel Americas S.A.	38
		TOTAL CHILE	38
251

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY			VALUE (000)
CHINA - 0.0%
3,146	†	Legend Holdings Corp			$1
		TOTAL CHINA			1

KOREA, REPUBLIC OF - 0.0%
131		Helixmith Co Ltd			4
		TOTAL KOREA, REPUBLIC OF			4

SPAIN - 0.0%
11,737		ACS Actividades de Construccion y Servicios S.A.			18
125,849		Repsol S.A.			70
		TOTAL SPAIN			88

THAILAND - 0.0%
11,950		Minor International PCL			2
		TOTAL THAILAND			2

		TOTAL RIGHTS / WARRANTS			133
		(Cost $91)

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE
SHORT-TERM INVESTMENTS - 2.6%

GOVERNMENT AGENCY DEBT - 0.1%
$23,450,000		Federal Home Loan Bank (FHLB)	2.100%	07/01/19	23,450
		TOTAL GOVERNMENT AGENCY DEBT			23,450

TREASURY DEBT - 1.4%
55,400,000		United States Treasury Bill	2.141	07/09/19	55,376
21,460,000		United States Treasury Bill	2.102-2.303	07/16/19	21,442
78,260,000		United States Treasury Bill	2.309	07/30/19	78,128
27,860,000		United States Treasury Bill	2.105	08/13/19	27,791
20,000,000		United States Treasury Bill	2.057	08/15/19	19,948
34,280,000		United States Treasury Bill	2.066	08/20/19	34,181
43,080,000		United States Treasury Bill	2.284	09/05/19	42,915
		TOTAL TREASURY DEBT			279,781

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 1.1%

CERTIFICATE OF DEPOSIT - 0.4%
4,000,000		Australia & New Zealand Banking Group Ltd	2.794	01/17/20	4,006
6,000,000		Australia & New Zealand Banking Group Ltd	2.564	04/27/20	6,000
12,000,000		Lloyds Bank plc	2.552	09/26/19	12,000
13,000,000		Mizuho Bank Ltd	2.570	10/02/19	13,000
14,000,000		National Australia Bank	2.554	05/15/20	14,000
15,000,000		Natixis	2.641	05/14/20	15,000
13,500,000		Skandinaviska Enskilda Banken AB	2.551	05/14/20	13,500
		TOTAL CERTIFICATE OF DEPOSIT			77,506

COMMERCIAL PAPER - 0.1%
7,000,000		Canadian Imperial Bank of Commerce	2.650	10/01/19	7,000
12,000,000		Cancara Asset Securitisation	0.010	10/01/19	11,921
252

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$4,000,000		National Bank of Canada	2.630%	07/01/19	$4,000
		TOTAL COMMERCIAL PAPER			22,921

REPURCHASE AGREEMENT - 0.6%
5,000,000	p	Calyon	2.480	07/01/19	5,000
25,000,000	q	Citigroup	2.510	07/01/19	25,000
20,000,000	r	Deutsche Bank	2.500	07/01/19	20,000
12,000,000	s	JP Morgan	2.550	07/01/19	12,000
25,000,000	t	Morgan Stanley	2.520	07/01/19	25,000
16,000,000	u	Nomura	2.510	07/01/19	16,000
15,000,000	v	Royal Bank of Scotland	2.500	07/01/19	15,000
2,000,000	w	Societe Generale	2.500	07/01/19	2,000
		TOTAL REPURCHASE AGREEMENT			120,000

VARIABLE RATE SECURITIES - 0.0%
5,000,000	i	Bedford Row Funding Corp	2.494	10/15/19	5,000
		TOTAL VARIABLE RATE SECURITIES			5,000

		TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED			225,427

		TOTAL SHORT-TERM INVESTMENTS			528,658
		(Cost $528,625)

		TOTAL INVESTMENTS - 100.9%			20,733,424
		(Cost $18,976,057)
		OTHER ASSETS & LIABILITIES, NET - (0.9)%			(180,871)
		NET ASSETS - 100.0%			$20,552,553

Abbreviation(s):
ADR	American Depositary Receipt
ETF	Exchange Traded Fund
GDR	Global Depositary Receipt
OTC	Over The Counter
REIT	Real Estate Investment Trust

*	Non-income producing
^	Amount represents less than $1,000.
†	Security is categorized as Level 3 in the fair value hierarchy.
d	All or a portion of these securities have been segregated to cover margin requirements on open futures contracts.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $315,677,711.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 6/30/19, the aggregate value of these securities was $182,893,326 or 0.9% of net assets.
i	Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
n	All or a portion of these securities have been segregated by the custodian to cover requirements on open written options contracts.
253

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

p	Agreement with Calyon, 2.48% dated 06/28/19 to be repurchased at $5,000,000 on 07/01/19, collateralized by U.S. Government Agency Securities valued at $5,100,000.
q	Agreement with Citigroup, 2.51% dated 06/28/19 to be repurchased at $25,000,000 on 07/01/19, collateralized by U.S. Government Agency Securities valued at $25,500,000.
r	Agreement with Deutsche Bank, 2.50% dated 06/28/19 to be repurchased at $20,000,000 on 07/01/19, collateralized by U.S. Government Agency Securities valued at $20,400,000.
s	Agreement with JP Morgan, 2.55% dated 06/28/19 to be repurchased at $12,000,000 on 07/01/19, collateralized by U.S. Government Agency Securities valued at $12,240,000.
t	Agreement with Morgan Stanley, 2.52% dated 06/28/19 to be repurchased at $25,000,000 on 07/01/19, collateralized by U.S. Government Agency Securities valued at $25,500,000.
u	Agreement with Nomura, 2.51% dated 06/28/19 to be repurchased at $16,000,000 on 07/01/19, collateralized by U.S. Government Agency Securities valued at $16,320,000.
v	Agreement with Royal Bank of Scotland, 2.50% dated 06/28/19 to be repurchased at $15,000,000 on 07/01/19, collateralized by U.S. Government Agency Securities valued at $15,300,000.
w	Agreement with Societe Generale, 2.50% dated 06/28/19 to be repurchased at $2,000,000 on 07/01/19, collateralized by U.S. Government Agency Securities valued at $2,040,000.

Cost amounts are in thousands.

Futures contracts outstanding as of June 30, 2019 were as follows (notional amounts and values are in thousands):

Description	Number of long (short) contracts	Expiration date	Notional amount	Value	Unrealized appreciation (depreciation)
MSCI EAFE Index	618	09/20/19	$58,108	$59,430	$1,322
S&P 500 E Mini Index	742	09/20/19	107,035	109,230	2,195
Total	1,360		$165,143	$168,660	$3,517

Written options outstanding as of June 30, 2019 were as follows (notional amounts and values are in thousands):

Description/underlying investment	Number of contracts	Notional amount	Exercise price	Expiration date	Value
Amazon.com, Inc, Call	29	$(16)	$2,100.00	07/19/19	$(5)
Microsoft Corp, Call	470	(229)	135.00	08/16/19	(190)
Total	499	(245)			$(195)
254

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

COLLEGE RETIREMENT EQUITIES FUND

GLOBAL EQUITIES ACCOUNT

SUMMARY OF MARKET VALUES BY SECTOR (unaudited)

June 30, 2019

	VALUE	% OF
SECTOR	(000)	ASSETS
INFORMATION TECHNOLOGY	$3,483,951	16.9%
CONSUMER DISCRETIONARY	2,781,042	13.5
FINANCIALS	2,776,567	13.5
HEALTH CARE	2,322,794	11.3
INDUSTRIALS	2,042,499	9.9
CONSUMER STAPLES	2,005,400	9.8
COMMUNICATION SERVICES	1,640,944	8.0
MATERIALS	1,270,635	6.2
ENERGY	1,163,373	5.7
REAL ESTATE	387,276	1.9
UTILITIES	330,285	1.6
SHORT-TERM INVESTMENTS	528,658	2.6
OTHER ASSETS & LIABILITES, NET	(180,871)	(0.9)
NET ASSETS	$20,552,553	100.0%
255

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

COLLEGE RETIREMENT EQUITIES FUND

GROWTH ACCOUNT

SCHEDULE OF INVESTMENTS (unaudited)

June 30, 2019

SHARES		COMPANY	VALUE (000)
COMMON STOCKS - 99.3%

AUTOMOBILES & COMPONENTS - 0.0%
918		Aptiv plc	$74
7,484	*,e	Tesla, Inc	1,673
		TOTAL AUTOMOBILES & COMPONENTS	1,747

BANKS - 0.1%
420		CIT Group, Inc	22
384,447		Comerica, Inc	27,926
1,600		First Republic Bank	156
410	*	LendingTree, Inc	172
1,414		Signature Bank	171
204	*	SVB Financial Group	46
600		Synovus Financial Corp	21
545	*	Western Alliance Bancorp	25
		TOTAL BANKS	28,539

CAPITAL GOODS - 5.1%
51,429		3M Co	8,915
1,208		A.O. Smith Corp	57
555		Acuity Brands, Inc	77
44		Air Lease Corp	2
1,561,806		Airbus SE	221,029
88,064		Allegion plc	9,735
812,576		Allison Transmission Holdings, Inc	37,663
119,112		Ametek, Inc	10,820
2,601		Armstrong World Industries, Inc	253
455,765		Boeing Co	165,903
3,759		BWX Technologies, Inc	196
2,586		Carlisle Cos, Inc	363
84,204		Caterpillar, Inc	11,476
1,864		Deere & Co	309
6,351		Donaldson Co, Inc	323
3,376		Dover Corp	338
2,837		Emerson Electric Co	189
27,527		Fastenal Co	897
1,505		Flowserve Corp	79
922,655		Fortive Corp	75,215
2,365		Fortune Brands Home & Security, Inc	135
909		General Dynamics Corp	165
8,799		Graco, Inc	441
2,072		HEICO Corp	277
4,040		HEICO Corp (Class A)	418
4,203		Hexcel Corp	340
987,076		Honeywell International, Inc	172,334
212,980		Hubbell, Inc	27,773
256

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	VALUE (000)
1,716		Huntington Ingalls	$386
2,009		IDEX Corp	346
17,278		Illinois Tool Works, Inc	2,606
12,057		Ingersoll-Rand plc	1,527
5,915		L3Harris Technologies, Inc	1,119
1,778		Lennox International, Inc	489
3,250		Lincoln Electric Holdings, Inc	268
118,216		Lockheed Martin Corp	42,976
374,347	*	Middleby Corp	50,799
2,884		Nordson Corp	407
8,376		Northrop Grumman Corp	2,706
318,680		Parker-Hannifin Corp	54,179
1,722		Quanta Services, Inc	66
19,236		Raytheon Co	3,345
10,199		Rockwell Automation, Inc	1,671
877,901		Roper Industries, Inc	321,540
3,559	*	Sensata Technologies Holding plc	174
409,265		Spirit Aerosystems Holdings, Inc (Class A)	33,302
5,489		Toro Co	367
73,151	*	TransDigm Group, Inc	35,390
2,961	*	United Rentals, Inc	393
258,020		W.W. Grainger, Inc	69,209
61,077	*	WABCO Holdings, Inc	8,099
2,360	e	Wabtec Corp	169
2,396		Woodward Governor Co	271
9,525		Xylem, Inc	797
		TOTAL CAPITAL GOODS	1,378,323

COMMERCIAL & PROFESSIONAL SERVICES - 2.0%
740,000	*	Cimpress NV	67,259
4,546		Cintas Corp	1,079
99,470	*	Copart, Inc	7,434
61,573	*	CoStar Group, Inc	34,115
5,421		Equifax, Inc	733
4,282,260		Experian Group Ltd	129,708
1,391,719	*	IHS Markit Ltd	88,680
6,718		KAR Auction Services, Inc	168
2,363		Nielsen NV	54
498		Republic Services, Inc	43
6,302		Robert Half International, Inc	359
7,550		Rollins, Inc	271
9,798		TransUnion	720
8,516		Verisk Analytics, Inc	1,247
1,991,749		Waste Connections, Inc	190,372
132,090		Waste Management, Inc	15,239
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	537,481

CONSUMER DURABLES & APPAREL - 2.3%
352,348		BRP, Inc (Toronto)	12,592
25,041	*	Capri Holdings Ltd	869
1,057		Carter’s, Inc	103
1,038		Columbia Sportswear Co	104
859,572		Essilor International S.A.	112,021
1,736,665		Hanesbrands, Inc	29,905
257

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	VALUE (000)
6,171		Hasbro, Inc	$652
499		Lennar Corp (B Shares)	19
6,172		Lennar Corp (Class A)	299
62,479	*	Lululemon Athletica, Inc	11,259
12,575	*	Mattel, Inc	141
3,447,917		Nike, Inc (Class B)	289,452
2,666	*	NVR, Inc	8,985
2,739		Polaris Industries, Inc	250
9,916,100		Prada S.p.A	30,662
4,355	*	Roku, Inc	395
2,530	*	Skechers U.S.A., Inc (Class A)	80
919,701		Sony Corp	48,330
723,224	*	Tempur Sealy International, Inc	53,063
962,691	*	Under Armour, Inc (Class A)	24,404
6,971	*	Under Armour, Inc (Class C)	155
16,371		VF Corp	1,430
		TOTAL CONSUMER DURABLES & APPAREL	625,170

CONSUMER SERVICES - 1.5%
3,055	*	Bright Horizons Family Solutions	461
239,559	*	Chipotle Mexican Grill, Inc (Class A)	175,568
772		Choice Hotels International, Inc	67
6,547		Darden Restaurants, Inc	797
2,206		Domino’s Pizza, Inc	614
4,100		Dunkin Brands Group, Inc	327
235	*	Grand Canyon Education, Inc	28
1,947		H&R Block, Inc	57
665	*	Hilton Grand Vacations, Inc	21
132,288		Hilton Worldwide Holdings, Inc	12,930
167,481		Las Vegas Sands Corp	9,897
14,769		Marriott International, Inc (Class A)	2,072
66,635		McDonald’s Corp	13,837
2,323		MGM Resorts International	66
2,317	*	Norwegian Cruise Line Holdings Ltd	124
4,503	*	Planet Fitness, Inc	326
1,487,934		Restaurant Brands International, Inc	103,471
3,393		Service Corp International	159
1,145	*	ServiceMaster Global Holdings, Inc	60
393		Six Flags Entertainment Corp	20
829,480		Starbucks Corp	69,535
1,908		Vail Resorts, Inc	426
9,258		Wendy’s	181
1,512		Wyndham Hotels & Resorts, Inc	84
4,307		Wynn Resorts Ltd	534
194,030		Yum China Holdings, Inc	8,964
14,487		Yum! Brands, Inc	1,603
		TOTAL CONSUMER SERVICES	402,229

DIVERSIFIED FINANCIALS - 3.9%
85,133		American Express Co	10,509
982		Ameriprise Financial, Inc	143
1,212,907	*	Blackstone Group LP	53,877
1,455		CBOE Holdings, Inc	151
258

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	VALUE (000)
364,158		Charles Schwab Corp	$14,636
25,860	*	Credit Acceptance Corp	12,512
72,536		Discover Financial Services	5,628
607,992		E*TRADE Financial Corp	27,116
772		Evercore Partners, Inc (Class A)	68
1,981		Factset Research Systems, Inc	568
1,047		Interactive Brokers Group, Inc (Class A)	57
1,288,093		IntercontinentalExchange Group, Inc	110,699
2,099,500		iShares Russell 1000 Growth Index Fund	330,335
2,123		Lazard Ltd (Class A)	73
148,198		LPL Financial Holdings, Inc	12,089
1,949		MarketAxess Holdings, Inc	626
8,849		Moody’s Corp	1,728
949		Morningstar, Inc	137
139,786		MSCI, Inc (Class A)	33,379
1,562		Raymond James Financial, Inc	132
1,203,503		S&P Global, Inc	274,146
3,267		SEI Investments Co	183
3,223,912		Synchrony Financial	111,773
3,534		T Rowe Price Group, Inc	388
12,644		TD Ameritrade Holding Corp	631
1,981	e	Virtu Financial, Inc	43
1,182,291		Voya Financial, Inc	65,381
		TOTAL DIVERSIFIED FINANCIALS	1,067,008

ENERGY - 0.6%
7,000		Anadarko Petroleum Corp	494
417,599		Cabot Oil & Gas Corp	9,588
7,121	*	Cheniere Energy, Inc	488
1,820		Diamondback Energy, Inc	198
884,337		EOG Resources, Inc	82,385
1,105		Equitrans Midstream Corp	22
6,980		ONEOK, Inc	480
3,274,813	*	Parsley Energy, Inc	62,254
3,795		Pioneer Natural Resources Co	584
		TOTAL ENERGY	156,493

FOOD & STAPLES RETAILING - 1.6%
82,051		Casey’s General Stores, Inc	12,799
1,471,994		Costco Wholesale Corp	388,989
2,949	*	Sprouts Farmers Market, Inc	56
542,458		Sysco Corp	38,363
		TOTAL FOOD & STAPLES RETAILING	440,207

FOOD, BEVERAGE & TOBACCO - 2.6%
371,557		Altria Group, Inc	17,593
39,257	*,e	Beyond Meat, Inc	6,308
2,778		Brown-Forman Corp (Class A)	153
8,539		Brown-Forman Corp (Class B)	473
147,653	e	Campbell Soup Co	5,916
2,642,019		Coca-Cola Co	134,532
7,966,996		Davide Campari-Milano S.p.A	78,050
1,493,812		Fevertree Drinks plc	43,971
259

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	VALUE (000)
168,188		Hershey Co	$22,542
5,016		Kellogg Co	269
4,601,649		Keurig Dr Pepper, Inc	132,988
2,013		Lamb Weston Holdings, Inc	127
4,224		McCormick & Co, Inc	655
3,336,783	*	Monster Beverage Corp	212,987
297,198		PepsiCo, Inc	38,972
1,002	*	Pilgrim’s Pride Corp	25
1,550	*	Post Holdings, Inc	161
499	*	TreeHouse Foods, Inc	27
		TOTAL FOOD, BEVERAGE & TOBACCO	695,749

HEALTH CARE EQUIPMENT & SERVICES - 4.4%
39,724		Abbott Laboratories	3,341
2,359	*	Abiomed, Inc	614
691,048	*	Alcon, Inc	42,672
1,204,565	*	Alcon, Inc	74,743
241,863	*	Align Technology, Inc	66,198
8,183		AmerisourceBergen Corp	698
4,002		Anthem, Inc	1,129
12,072		Baxter International, Inc	989
1,267		Becton Dickinson & Co	319
73,944	*	Boston Scientific Corp	3,178
1,117		Cantel Medical Corp	90
18,194	*	Centene Corp	954
17,224	*	Cerner Corp	1,262
775		Chemed Corp	280
73,469		Cigna Corp	11,575
398		Cooper Cos, Inc	134
776,782		CVS Health Corp	42,327
1,797		Danaher Corp	257
76,816	*	DexCom, Inc	11,510
816,006	*	Edwards Lifesciences Corp	150,749
83,134		Encompass Health Corp	5,267
498,211	*	Guardant Health, Inc	43,011
220,570		HCA Holdings, Inc	29,814
1,059	*	Henry Schein, Inc	74
126,059		Hill-Rom Holdings, Inc	13,188
11,390	*	Hologic, Inc	547
3,082		Humana, Inc	818
312	*	ICU Medical, Inc	79
4,559	*	IDEXX Laboratories, Inc	1,255
3,117	*	Insulet Corp	372
719,267	*	Intuitive Surgical, Inc	377,291
412	*	Laboratory Corp of America Holdings	71
29,956	*	Masimo Corp	4,458
14,486		McKesson Corp	1,947
76,602	*	Medidata Solutions, Inc	6,933
2,578	*	Molina Healthcare, Inc	369
1,674	*,e	Penumbra, Inc	268
324,874	*	Premier, Inc	12,706
7,470		Resmed, Inc	912
258		STERIS plc	38
260

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	VALUE (000)
608,151		Stryker Corp	$125,024
2,455		Teleflex, Inc	813
471,935		UnitedHealth Group, Inc	115,157
74,360	*	Varian Medical Systems, Inc	10,123
130,749	*	Veeva Systems, Inc	21,196
2,467	*	WellCare Health Plans, Inc	703
2,945		West Pharmaceutical Services, Inc	369
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	1,185,822

HOUSEHOLD & PERSONAL PRODUCTS - 0.4%
13,090		Church & Dwight Co, Inc	956
5,530		Clorox Co	847
559,092		Estee Lauder Cos (Class A)	102,375
107,621	*	Herbalife Ltd	4,602
75,023		Procter & Gamble Co	8,226
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	117,006

INSURANCE - 0.1%
91		Alleghany Corp	62
12,783		Aon plc	2,467
2,814	*	Arch Capital Group Ltd	104
2,073		Arthur J. Gallagher & Co	182
3,292	*	Athene Holding Ltd	142
528		Axis Capital Holdings Ltd	31
780		Brown & Brown, Inc	26
868		Erie Indemnity Co (Class A)	221
650		Everest Re Group Ltd	161
606		Kemper Corp	52
63	*	Markel Corp	69
45,903		Marsh & McLennan Cos, Inc	4,579
1,617		Primerica, Inc	194
162,349		Progressive Corp	12,977
885		RenaissanceRe Holdings Ltd	157
2,257		Travelers Cos, Inc	337
		TOTAL INSURANCE	21,761

MATERIALS - 2.0%
1,664		Air Products & Chemicals, Inc	377
1,346		Aptargroup, Inc	167
4,189		Avery Dennison Corp	485
3,380	*	Axalta Coating Systems Ltd	101
17,579		Ball Corp	1,230
849,071	*	Berry Plastics Group, Inc	44,653
1,162		CF Industries Holdings, Inc	54
1,613,329	*	Corteva, Inc	47,706
3,993	*	Crown Holdings, Inc	244
1,925		Eagle Materials, Inc	178
13,426		Ecolab, Inc	2,651
5,467	*	Element Solutions, Inc	56
307,359	e	International Flavors & Fragrances, Inc	44,595
1,128,880		Linde plc	226,679
1,019		Martin Marietta Materials, Inc	234
302		NewMarket Corp	121
261

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	VALUE (000)
4,080		PPG Industries, Inc	$476
1,100		Royal Gold, Inc	113
1,146		RPM International, Inc	70
2,099		Scotts Miracle-Gro Co (Class A)	207
603		Sealed Air Corp	26
356,479		Sherwin-Williams Co	163,371
3,169		Southern Copper Corp (NY)	123
6,560		Vulcan Materials Co	901
3,038		WR Grace and Co	231
		TOTAL MATERIALS	535,049

MEDIA & ENTERTAINMENT - 14.6%
2,605,967		Activision Blizzard, Inc	123,002
368,479	*	Alphabet, Inc (Class A)	398,989
834,106	*	Alphabet, Inc (Class C)	901,594
17,484	*	Altice USA, Inc	426
2,348	*	AMC Networks, Inc	128
227		Cable One, Inc	266
225,254		CBS Corp (Class B)	11,240
4,999	*	Charter Communications, Inc	1,975
2,630,269		Comcast Corp (Class A)	111,208
1,229,146	*	Electronic Arts, Inc	124,463
5,643,494	*	Facebook, Inc	1,089,194
1,810		Fox Corp (Class A)	66
841		Fox Corp (Class B)	31
6,718	*	IAA, Inc	260
1,781,469	*	IAC/InterActiveCorp	387,523
683,612		Interpublic Group of Cos, Inc	15,443
6,861	*	Live Nation, Inc	455
27	*	Madison Square Garden Co	8
2,911	e	Match Group, Inc	196
739,225	*	NetFlix, Inc	271,532
1,618		New York Times Co (Class A)	53
1,841		Nexstar Broadcasting Group, Inc (Class A)	186
190,741		Omnicom Group, Inc	15,631
293,798		Sinclair Broadcast Group, Inc (Class A)	15,756
75,354	e	Sirius XM Holdings, Inc	420
6,277	*	Spotify Technology S.A.	863
32,164	*	Take-Two Interactive Software, Inc	3,652
3,547,714		Tencent Holdings Ltd	160,496
5,356	*	TripAdvisor, Inc	248
4,183,559	*	Twitter, Inc	146,006
1,301,536		Walt Disney Co	181,747
2,312		World Wrestling Entertainment, Inc (Class A)	167
9,825	*	Zynga, Inc	60
		TOTAL MEDIA & ENTERTAINMENT	3,963,284

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 8.9%
340,561		AbbVie, Inc	24,766
1,622		Agilent Technologies, Inc	121
293	*,e	Agios Pharmaceuticals, Inc	15
1,249,494	*	Alexion Pharmaceuticals, Inc	163,659
4,715	*	Alnylam Pharmaceuticals, Inc	342
262

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	VALUE (000)
685,412		Amgen, Inc	$126,308
2,148,360		AstraZeneca plc	175,632
8,886,392	*	Avantor, Inc	169,641
47,058	*	Biogen Idec, Inc	11,005
1,194,128	*	BioMarin Pharmaceutical, Inc	102,277
1,979		Bio-Techne Corp	413
35,726		Bristol-Myers Squibb Co	1,620
326,700		Bruker BioSciences Corp	16,319
204,893	*	Celgene Corp	18,940
22,661	*	Charles River Laboratories International, Inc	3,216
1,200,855		Eli Lilly & Co	133,043
6,796	*	Exact Sciences Corp	802
6,491	*	Exelixis, Inc	139
37,926		Gilead Sciences, Inc	2,562
403,343	*	Horizon Pharma plc	9,704
1,008,661	*	Illumina, Inc	371,339
665,444	*	Incyte Corp	56,536
6,666	*	Ionis Pharmaceuticals, Inc	428
322,693	*	IQVIA Holdings, Inc	51,921
112,478	*	Jazz Pharmaceuticals plc	16,035
351,887		Johnson & Johnson	49,011
467,186		Lonza Group AG.	157,719
2,250,185		Merck & Co, Inc	188,678
1,303	*	Mettler-Toledo International, Inc	1,095
883	*,e	Moderna, Inc	13
1,365	*	Nektar Therapeutics	49
4,810	*	Neurocrine Biosciences, Inc	406
1,290		PerkinElmer, Inc	124
203,160	*	PRA Health Sciences, Inc	20,143
897	*	Regeneron Pharmaceuticals, Inc	281
85,396	*	Sage Therapeutics, Inc	15,635
3,752	*	Sarepta Therapeutics, Inc	570
5,782	*	Seattle Genetics, Inc	400
214,381		Thermo Fisher Scientific, Inc	62,959
551,335	*	Vertex Pharmaceuticals, Inc	101,104
3,704	*	Waters Corp	797
3,139,291		Zoetis, Inc	356,278
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	2,412,045

REAL ESTATE - 0.6%
5,861		American Homes 4 Rent	142
71,787		American Tower Corp	14,677
10,181		Americold Realty Trust	330
5,007		Brookfield Property REIT, Inc	94
119,569	*	CBRE Group, Inc	6,134
1,567		Colony Capital, Inc	8
1,520		Coresite Realty	175
63,680		Crown Castle International Corp	8,301
31,462		Equinix, Inc	15,866
82,346		Equity Lifestyle Properties, Inc	9,992
5,324		Extra Space Storage, Inc	565
752	*	Howard Hughes Corp	93
1,697		Iron Mountain, Inc	53
4,522		Lamar Advertising Co	365
263

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	VALUE (000)
1,694,279		MGM Growth Properties LLC	$51,930
184,962		Outfront Media, Inc	4,770
21,959		Public Storage, Inc	5,230
5,951	*	SBA Communications Corp	1,338
216,661		Simon Property Group, Inc	34,614
1,078		Sun Communities, Inc	138
787		UDR, Inc	35
		TOTAL REAL ESTATE	154,850

RETAILING - 11.9%
872		Advance Auto Parts, Inc	134
790,307	*	Amazon.com, Inc	1,496,549
1,195,050	*,e	ASOS plc	38,786
35,109	*	AutoZone, Inc	38,601
383,609		Best Buy Co, Inc	26,749
5,204	*	Booking Holdings, Inc	9,756
3,562	*	Burlington Stores, Inc	606
1,815,304	*	CarMax, Inc	157,623
2,105	*	Carvana Co	132
2,091,300	*	Ctrip.com International Ltd (ADR)	77,190
12,978		Dollar General Corp	1,754
6,798	*	Dollar Tree, Inc	730
3,500,643		eBay, Inc	138,275
6,346	*	Etsy, Inc	389
2,777,530		Expedia, Inc	369,495
3,006,520	*	Farfetch Ltd	62,536
2,909	*	Five Below, Inc	349
3,539	*	Floor & Decor Holdings, Inc	148
8,085,920	*	Groupon, Inc	28,948
1,893,828	*,e	GrubHub, Inc	147,699
878,154		Home Depot, Inc	182,630
162,265		Kering	95,773
699,184		Kohl’s Corp	33,246
2,234		L Brands, Inc	58
2,363	*	LKQ Corp	63
81,900		Lowe’s Companies, Inc	8,265
6,106	e	Nordstrom, Inc	195
2,797	*	Ollie’s Bargain Outlet Holdings, Inc	244
33,920	*	O’Reilly Automotive, Inc	12,527
2,100		Pool Corp	401
1,206,145	*	Qurate Retail Group, Inc QVC Group	14,944
327,544		Ross Stores, Inc	32,466
294,861		Target Corp	25,538
778,979		Tiffany & Co	72,944
70,567		TJX Companies, Inc	3,732
6,482		Tractor Supply Co	705
2,049,000	*,g	Trainline plc	10,725
346,652	*	Ulta Beauty, Inc	120,250
69,969	*,e	Wayfair, Inc	10,215
765	e	Williams-Sonoma, Inc	50
		TOTAL RETAILING	3,221,420
264

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	VALUE (000)
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.5%
1,743,122	*	Advanced Micro Devices, Inc	$52,939
292,012		Analog Devices, Inc	32,959
2,727,052		Applied Materials, Inc	122,472
548,463		Broadcom, Inc	157,880
425	*	Cree, Inc	24
7,155		Entegris, Inc	267
311,219		Kla-Tencor Corp	36,786
556,319		Lam Research Corp	104,499
168,528		Maxim Integrated Products, Inc	10,081
3,475	e	Microchip Technology, Inc	301
2,106		Monolithic Power Systems, Inc	286
60,564		NVIDIA Corp	9,946
2,226,277		Qualcomm, Inc	169,353
459		Skyworks Solutions, Inc	36
379,993		Teradyne, Inc	18,206
1,178,550		Texas Instruments, Inc	135,250
2,271		Universal Display Corp	427
5,521		Versum Materials, Inc	285
762,564		Xilinx, Inc	89,922
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	941,919

SOFTWARE & SERVICES - 25.6%
1,093	*	2U, Inc	41
415,736		Accenture plc	76,816
965,515	*	Adobe, Inc	284,489
163,183	*,g	Adyen NV	125,877
2,048,427	*	Akamai Technologies, Inc	164,161
52,153		Alliance Data Systems Corp	7,308
2,416	*	Alteryx, Inc	264
4,360	*	Anaplan, Inc	220
4,426	*	Ansys, Inc	907
3,508	*	Aspen Technology, Inc	436
5,598	*	Atlassian Corp plc	732
33,154	*	Autodesk, Inc	5,401
1,706,379		Automatic Data Processing, Inc	282,116
2,265	*	Avalara, Inc	163
7,555	*	Black Knight, Inc	454
131,850		Booz Allen Hamilton Holding Co	8,730
382,486		Broadridge Financial Solutions, Inc	48,836
62,441	*	Cadence Design Systems, Inc	4,421
6,562		CDK Global, Inc	324
2,618	*	Ceridian HCM Holding, Inc	131
5,939		Citrix Systems, Inc	583
2,356		Cognizant Technology Solutions Corp (Class A)	149
3,252	*	Coupa Software, Inc	412
331,657		Dassault Systemes S.A.	52,901
101,022	*	DocuSign, Inc	5,022
11,247	*	Dropbox, Inc	282
1,983	*	Elastic NV	148
41,524	*	EPAM Systems, Inc	7,188
184,270	*	Euronet Worldwide, Inc	31,002
1,524	*	Fair Isaac Corp	479
9,476		Fidelity National Information Services, Inc	1,162
10,596	*	FireEye, Inc	157
265

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	VALUE (000)
239	*	First American Corp	$10
132,711	*	First Data Corp	3,592
20,849	*	Fiserv, Inc	1,901
4,532	*	FleetCor Technologies, Inc	1,273
362,912	*	Fortinet, Inc	27,882
4,707	*	Gartner, Inc	758
511,285		Genpact Ltd	19,475
8,446		Global Payments, Inc	1,352
1,078,735	*	GoDaddy, Inc	75,673
4,307	*	Guidewire Software, Inc	437
2,116	*	HubSpot, Inc	361
169,092		International Business Machines Corp	23,318
2,586,803		Intuit, Inc	676,009
3,606		Jack Henry & Associates, Inc	483
3,441	*	Manhattan Associates, Inc	239
1,987,946		MasterCard, Inc (Class A)	525,871
13,172,809		Microsoft Corp	1,764,630
1,272	*	MongoDB, Inc	193
2,488	*	New Relic, Inc	215
7,254	*	Nutanix, Inc	188
53,430	*	Okta, Inc	6,599
255,169		Oracle Corp	14,537
534	*	Pagerduty, Inc	25
4,836	*	Palo Alto Networks, Inc	985
17,026		Paychex, Inc	1,401
2,555	*	Paycom Software, Inc	579
1,723	*	Paylocity Holding Corp	162
6,740,629	*	PayPal Holdings, Inc	771,532
2,128		Pegasystems, Inc	152
2,609	*	Pluralsight, Inc	79
2,873	*	Proofpoint, Inc	345
5,527	*	PTC, Inc	496
4,181	*	RealPage, Inc	246
9,401	*	Red Hat, Inc	1,765
45,329	*	RingCentral, Inc	5,209
2,557		Sabre Corp	57
4,119,844	*	salesforce.com, Inc	625,104
904,712	*	ServiceNow, Inc	248,407
4,527	*	Smartsheet, Inc	219
1,236	*	SolarWinds Corp	23
7,981	*	Splunk, Inc	1,004
623,344	*	Square, Inc	45,211
125,858		SS&C Technologies Holdings, Inc	7,251
2,129	e	Switch, Inc	28
7,928	*	Synopsys, Inc	1,020
4,036	*	Tableau Software, Inc	670
6,196	*	Teradata Corp	222
40,722		Total System Services, Inc	5,223
2,015	*	Trade Desk, Inc	459
163,219	*	Twilio, Inc	22,255
2,029	*	Tyler Technologies, Inc	438
57,116	*	VeriSign, Inc	11,946
4,962,592		Visa, Inc (Class A)	861,258
266

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	VALUE (000)
4,133		VMware, Inc (Class A)	$691
5,013		Western Union Co	100
2,191	*	WEX, Inc	456
47,089	*	Workday, Inc	9,681
39,410	*	Worldpay, Inc	4,830
5,589	*	Zendesk, Inc	498
866,350	*	Zscaler, Inc	66,397
		TOTAL SOFTWARE & SERVICES	6,952,732

TECHNOLOGY HARDWARE & EQUIPMENT - 5.9%
15,680		Amphenol Corp (Class A)	1,504
4,718,893		Apple, Inc	933,963
345,451	*	Arista Networks, Inc	89,686
391,210		CDW Corp	43,424
4,837,216		Cisco Systems, Inc	264,741
8,798		Cognex Corp	422
12,985		Corning, Inc	432
5,838	*	Dell Technologies, Inc	297
444		Dolby Laboratories, Inc (Class A)	29
227,668	*	F5 Networks, Inc	33,155
721		Flir Systems, Inc	39
4,181		HP, Inc	87
134	*	IPG Photonics Corp	21
1,702		Jabil Circuit, Inc	54
401,016	*	Keysight Technologies, Inc	36,015
808,015		Motorola Solutions, Inc	134,720
77,780		National Instruments Corp	3,266
5,684	*	NCR Corp	177
183,912		NetApp, Inc	11,347
11,138,834	e	Nokia Corp	55,806
12,152	*	Pure Storage, Inc	186
2,286	*	Trimble Navigation Ltd	103
37,910	e	Ubiquiti Networks, Inc	4,985
2,804	*	Zebra Technologies Corp (Class A)	587
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	1,615,046

TELECOMMUNICATION SERVICES - 0.2%
782,902		Softbank Group Corp	37,709
411,273	*	T-Mobile US, Inc	30,492
12,109	*	Zayo Group Holdings, Inc	398
		TOTAL TELECOMMUNICATION SERVICES	68,599

TRANSPORTATION - 1.5%
2,940		Alaska Air Group, Inc	188
998,017		American Airlines Group, Inc	32,545
5,479		CH Robinson Worldwide, Inc	462
412,419		CSX Corp	31,909
6,235		Delta Air Lines, Inc	354
6,493		Expeditors International of Washington, Inc	492
517	*	Genesee & Wyoming, Inc (Class A)	52
1,411		JB Hunt Transport Services, Inc	129
1,405	*	JetBlue Airways Corp	26
2,082		Landstar System, Inc	225
267

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY			VALUE (000)
1,553,746	*,e	Lyft, Inc (Class A)			$102,097
1,898		Norfolk Southern Corp			378
1,477		Old Dominion Freight Line			220
64,519		Southwest Airlines Co			3,276
1,168,467	*	Spirit Airlines, Inc			55,771
1,037	*	Uber Technologies, Inc			48
970,031		Union Pacific Corp			164,042
2,818	*	United Continental Holdings, Inc			247
199,578		United Parcel Service, Inc (Class B)			20,610
2,830	*	XPO Logistics, Inc			164
		TOTAL TRANSPORTATION			413,235

		TOTAL COMMON STOCKS			26,935,714
		(Cost $20,749,083)

PRINCIPAL		ISSUER	RATE	MATURITY DATE
SHORT-TERM INVESTMENTS - 1.8%

GOVERNMENT AGENCY DEBT - 0.2%
$56,900,000		Federal Home Loan Bank (FHLB)	2.100%	07/01/19	56,900
		TOTAL GOVERNMENT AGENCY DEBT			56,900

TREASURY DEBT - 0.9%
42,130,000		United States Treasury Bill	2.141	07/09/19	42,111
41,000,000		United States Treasury Bill	2.068	07/23/19	40,948
35,350,000		United States Treasury Bill	2.105	08/13/19	35,263
18,190,000		United States Treasury Bill	2.057	08/15/19	18,143
42,870,000		United States Treasury Bill	2.066	08/20/19	42,746
70,260,000		United States Treasury Bill	2.215	09/05/19	69,991
		TOTAL TREASURY DEBT			249,202

SHARES		COMPANY
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 0.7%
186,676,011	c	State Street Navigator Securities Lending Government Money Market Portfolio			186,676
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			186,676

		TOTAL SHORT-TERM INVESTMENTS			492,778
		(Cost $492,762)

		TOTAL INVESTMENTS - 101.1%			27,428,492
		(Cost $21,241,845)
		OTHER ASSETS & LIABILITIES, NET - (1.1)%			(290,324)
		NET ASSETS - 100.0%			$27,138,168

Abbreviation(s):
ADR	American Depositary Receipt

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
268

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $258,230,055.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 6/30/19, the aggregate value of these securities was $136,601,645 or 0.5% of net assets.

Cost amounts are in thousands.
269

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

COLLEGE RETIREMENT EQUITIES FUND

EQUITY INDEX ACCOUNT

SCHEDULE OF INVESTMENTS (unaudited)

June 30, 2019

			VALUE
SHARES		COMPANY	(000)
COMMON STOCKS - 99.3%

AUTOMOBILES & COMPONENTS - 0.7%
60,563		Adient plc	$1,470
60,325	*	American Axle & Manufacturing Holdings, Inc	770
174,198		Aptiv plc	14,081
131,330		BorgWarner, Inc	5,513
37,696		Cooper Tire & Rubber Co	1,189
12,534	*	Cooper-Standard Holding, Inc	574
76,541		Dana Holding Corp	1,526
19,677	*	Dorman Products, Inc	1,715
2,523,675		Ford Motor Co	25,817
25,297	*	Fox Factory Holding Corp	2,087
807,341		General Motors Co	31,107
146,733		Gentex Corp	3,611
26,543	*	Gentherm, Inc	1,110
137,668		Goodyear Tire & Rubber Co	2,106
99,714		Harley-Davidson, Inc	3,573
17,506		LCI Industries, Inc	1,576
39,163		Lear Corp	5,454
36,302	*	Modine Manufacturing Co	520
13,147	*,e	Motorcar Parts of America, Inc	282
24,709		Spartan Motors, Inc	271
15,087		Standard Motor Products, Inc	684
20,247	*	Stoneridge, Inc	639
28,062		Tenneco, Inc	311
90,850	*,e	Tesla, Inc	20,301
35,644		Thor Industries, Inc	2,083
15,398		Tower International, Inc	300
22,699	*	Visteon Corp	1,330
22,457	e	Winnebago Industries, Inc	868
		TOTAL AUTOMOBILES & COMPONENTS	130,868

BANKS - 5.7%
12,408		1st Source Corp	576
4,570		ACNB Corp	181
7,958	*	Allegiance Bancshares, Inc	265
12,491	*	Amerant Bancorp Inc	246
5,882		American National Bankshares, Inc	228
26,136		Ameris Bancorp	1,024
7,069	*	Ames National Corp	192
8,183		Arrow Financial Corp	284
100,294		Associated Banc-Corp	2,120
14,762	*	Atlantic Capital Bancshares, Inc	253
42,326		Atlantic Union Bankshares Corp	1,495
43,167	*	Axos Financial, Inc	1,176
31,112		Banc of California, Inc	435
270

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
11,574		Bancfirst Corp	$644
62,103		BancorpSouth Bank	1,803
3,732		Bank First Corp	257
5,599,093		Bank of America Corp	162,374
11,787		Bank of Commerce Holdings	126
23,380		Bank of Hawaii Corp	1,938
7,728		Bank of Marin Bancorp	317
36,956		Bank of NT Butterfield & Son Ltd	1,255
82,422		Bank OZK	2,480
12,265		BankFinancial Corp	172
74,384		BankUnited	2,510
3,897		Bankwell Financial Group, Inc	112
23,725		Banner Corp	1,285
11,016		Bar Harbor Bankshares	293
6,936	*	Baycom Corp	152
509,183		BB&T Corp	25,016
7,059		BCB Bancorp, Inc	98
26,834		Berkshire Hills Bancorp, Inc	842
15,941		BOK Financial Corp	1,203
59,217		Boston Private Financial Holdings, Inc	715
13,328		Bridge Bancorp, Inc	393
54,590		Brookline Bancorp, Inc	840
12,987		Bryn Mawr Bank Corp	485
6,436		Business First Bancshares, Inc	164
5,576	*	Byline Bancorp, Inc	107
2,353		C&F Financial Corp	129
65,383		Cadence BanCorp	1,360
2,502		Cambridge Bancorp	204
11,436		Camden National Corp	525
9,158		Capital City Bank Group, Inc	228
92,364		Capitol Federal Financial	1,272
5,956		Capstar Financial Holdings, Inc	90
10,298		Carolina Financial Corp	361
14,623	*	Carter Bank & Trust	289
40,414		Cathay General Bancorp	1,451
12,633		CBTX, Inc	356
62,898		Centerstate Banks of Florida, Inc	1,449
21,511		Central Pacific Financial Corp	644
6,214		Central Valley Community Bancorp	133
2,245		Century Bancorp, Inc	197
48,933		Chemical Financial Corp	2,012
2,189		Chemung Financial Corp	106
62,708		CIT Group, Inc	3,295
1,504,503		Citigroup, Inc	105,360
9,568		Citizens & Northern Corp	252
308,096		Citizens Financial Group, Inc	10,894
10,955		City Holding Co	835
7,262		Civista Bancshares, Inc	163
9,772		CNB Financial Corp	276
6,453		Codorus Valley Bancorp, Inc	148
51,998		Columbia Banking System, Inc	1,881
33,673	*	Columbia Financial, Inc	508
107,061		Comerica, Inc	7,777
59,019		Commerce Bancshares, Inc	3,521
271

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
4,712		Commerce Union Bancshares, Inc	$111
35,397		Community Bank System, Inc	2,331
15,668		Community Bankers Trust Corp	133
2,846		Community Financial Corp	96
11,638		Community Trust Bancorp, Inc	492
21,722		ConnectOne Bancorp, Inc	492
38,938		Cullen/Frost Bankers, Inc	3,647
19,196	*	Customers Bancorp, Inc	403
75,634		CVB Financial Corp	1,591
23,810		Dime Community Bancshares	452
22,688		Eagle Bancorp, Inc	1,228
93,759		East West Bancorp, Inc	4,385
4,525	*	Entegra Financial Corp	136
6,481		Enterprise Bancorp, Inc	206
16,077		Enterprise Financial Services Corp	669
7,477	*	Equity Bancshares, Inc	199
6,121		ESSA Bancorp, Inc	93
55,323	*	Essent Group Ltd	2,600
3,168		Evans Bancorp, Inc	120
6,654	e	Farmers & Merchants Bancorp, Inc	194
18,150		Farmers National Banc Corp	269
4,563		FB Financial Corp	167
6,481		Federal Agricultural Mortgage Corp (Class C)	471
15,456		Fidelity Southern Corp	479
476,743		Fifth Third Bancorp	13,301
10,211		Financial Institutions, Inc	298
20,427		First Bancorp (NC)	744
114,850		First Bancorp (Puerto Rico)	1,268
6,485		First Bancorp, Inc	174
6,018		First Bancshares, Inc	183
26,747		First Busey Corp	706
6,176		First Business Financial Services, Inc	145
3,874		First Citizens Bancshares, Inc (Class A)	1,744
69,402		First Commonwealth Financial Corp	935
12,139		First Community Bancshares, Inc	410
15,452		First Defiance Financial Corp	441
68,200		First Financial Bancorp	1,652
92,318		First Financial Bankshares, Inc	2,842
8,330		First Financial Corp	335
6,257		First Financial Northwest, Inc	89
19,660		First Foundation, Inc	264
3,022		First Guaranty Bancshares, Inc	63
71,845		First Hawaiian, Inc	1,859
181,409		First Horizon National Corp	2,708
4,089		First Internet Bancorp	88
18,329		First Interstate Bancsystem, Inc	726
29,933		First Merchants Corp	1,134
7,120		First Mid-Illinois Bancshares, Inc	249
73,424		First Midwest Bancorp, Inc	1,503
7,602		First Northwest Bancorp	124
15,462		First of Long Island Corp	310
107,798		First Republic Bank	10,526
15,789		Flagstar Bancorp, Inc	523
272

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
20,105		Flushing Financial Corp	$446
181,165		FNB Corp	2,132
8,854		Franklin Financial Network, Inc	247
84,379		Fulton Financial Corp	1,381
14,703		German American Bancorp, Inc	443
55,696		Glacier Bancorp, Inc	2,258
7,809		Great Southern Bancorp, Inc	467
42,914		Great Western Bancorp, Inc	1,533
2,003		Greene County Bancorp, Inc	59
1,224		Guaranty Bancshares, Inc	38
59,807		Hancock Holding Co	2,396
23,963		Hanmi Financial Corp	534
9,284	*	HarborOne Bancorp, Inc	174
17,800		Heartland Financial USA, Inc	796
25,661		Heritage Commerce Corp	314
22,188		Heritage Financial Corp	655
54,190		Hilltop Holdings, Inc	1,153
997		Hingham Institution for Savings	197
4,264		Home Bancorp, Inc	164
112,204		Home Bancshares, Inc	2,161
15,022	*	HomeStreet, Inc	445
13,541		HomeTrust Bancshares, Inc	340
93,574		Hope Bancorp, Inc	1,289
23,268		Horizon Bancorp	380
6,001	*	Howard Bancorp, Inc	91
701,072		Huntington Bancshares, Inc	9,689
35,117		IBERIABANK Corp	2,664
23,332		Independent Bank Corp (MA)	1,777
17,558		Independent Bank Corp (MI)	383
20,253		Independent Bank Group, Inc	1,113
40,567		International Bancshares Corp	1,530
5,550		Investar Holding Corp	132
133,839		Investors Bancorp, Inc	1,492
2,099,486		JPMorgan Chase & Co	234,722
83,674		Kearny Financial Corp	1,112
684,052		Keycorp	12,142
32,502		Lakeland Bancorp, Inc	525
18,387		Lakeland Financial Corp	861
6,780		LCNB Corp	129
33,647		LegacyTexas Financial Group, Inc	1,370
4,628	*,e	LendingTree, Inc	1,944
14,926	e	Live Oak Bancshares, Inc	256
88,745		M&T Bank Corp	15,093
19,210		Macatawa Bank Corp	197
4,666	*	Malvern Bancorp, Inc	103
12,428		Mercantile Bank Corp	405
10,918		Merchants Bancorp	186
35,757		Meridian Bancorp, Inc	640
20,574		Meta Financial Group, Inc	577
4,420	*	Metropolitan Bank Holding Corp	195
210,298	*	MGIC Investment Corp	2,763
10,800		Midland States Bancorp, Inc	289
6,195		Midsouth Bancorp, Inc	73
7,821		MidWestOne Financial Group, Inc	219
273

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
34,360	*	Mr Cooper Group, Inc	$275
3,816		MutualFirst Financial, Inc	130
19,324		National Bank Holdings Corp	701
5,351		National Bankshares, Inc	208
31,726		NBT Bancorp, Inc	1,190
305,096		New York Community Bancorp, Inc	3,045
6,480	*	Nicolet Bankshares, Inc	402
38,864	*	NMI Holdings, Inc	1,103
5,235		Northeast Bank	144
33,024		Northfield Bancorp, Inc	516
5,019		Northrim BanCorp, Inc	179
69,442		Northwest Bancshares, Inc	1,223
4,425		Norwood Financial Corp	154
30,487		OceanFirst Financial Corp	758
33,903		OFG Bancorp	806
3,155	e	Ohio Valley Banc Corp	122
6,461		Old Line Bancshares, Inc	172
90,192		Old National Bancorp	1,496
21,667		Old Second Bancorp, Inc	277
14,808		Opus Bank	313
11,057		Origin Bancorp, Inc	365
26,521		Oritani Financial Corp	471
5,318		Orrstown Financial Services, Inc	117
11,579	*	Pacific Mercantile Bancorp	96
28,237		Pacific Premier Bancorp, Inc	872
81,519		PacWest Bancorp	3,165
9,690		Park National Corp	963
4,177		Parke Bancorp, Inc	100
13,465		PCSB Financial Corp	273
11,582		Peapack Gladstone Financial Corp	326
2,964		Penns Woods Bancorp, Inc	134
9,540		PennyMac Financial Services, Inc	212
3,256		Peoples Bancorp of North Carolina, Inc	98
12,623		Peoples Bancorp, Inc	407
5,712		Peoples Financial Services Corp	257
252,873		People’s United Financial, Inc	4,243
9,341		People’s Utah Bancorp	275
50,971		Pinnacle Financial Partners, Inc	2,930
295,684		PNC Financial Services Group, Inc	40,592
62,207		Popular, Inc	3,374
8,859		Preferred Bank	419
8,456		Premier Financial Bancorp, Inc	127
40,106		Prosperity Bancshares, Inc	2,649
3,260	*	Provident Bancorp, Inc	91
45,191		Provident Financial Services, Inc	1,096
6,101		Prudential Bancorp, Inc	115
8,729		QCR Holdings, Inc	304
122,609		Radian Group, Inc	2,802
9,265		RBB Bancorp	179
686,645		Regions Financial Corp	10,258
30,881		Renasant Corp	1,110
6,104		Republic Bancorp, Inc (Class A)	304
34,776	*	Republic First Bancorp, Inc	171
274

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
13,238		Riverview Bancorp, Inc	$113
25,676		S&T Bancorp, Inc	962
22,606		Sandy Spring Bancorp, Inc	789
28,631	*	Seacoast Banking Corp of Florida	728
32,848		ServisFirst Bancshares, Inc	1,125
8,913		Shore Bancshares, Inc	146
8,919		Sierra Bancorp	242
34,007		Signature Bank	4,109
55,218		Simmons First National Corp (Class A)	1,284
5,382	*	SmartFinancial, Inc	117
24,776		South State Corp	1,825
4,079	*	Southern First Bancshares, Inc	160
4,139		Southern Missouri Bancorp, Inc	144
8,140		Southern National Bancorp of Virginia, Inc	125
20,042		Southside Bancshares, Inc	649
11,631		Sterling Bancorp, Inc	116
151,652		Sterling Bancorp/DE	3,227
16,305		Stock Yards Bancorp, Inc	589
6,101		Summit Financial Group, Inc	164
288,327		SunTrust Banks, Inc	18,121
33,541	*	SVB Financial Group	7,533
103,301		Synovus Financial Corp	3,616
116,646		TCF Financial Corp	2,425
5,870		Territorial Bancorp, Inc	181
35,836	*	Texas Capital Bancshares, Inc	2,199
34,383		TFS Financial Corp	621
35,393	*	The Bancorp, Inc	316
4,645		Timberland Bancorp, Inc	139
10,641		Tompkins Trustco, Inc	868
46,422		TowneBank	1,266
19,212		Trico Bancshares	726
16,178	*	Tristate Capital Holdings, Inc	345
10,668	*	Triumph Bancorp, Inc	310
71,043		Trustco Bank Corp NY	563
49,168		Trustmark Corp	1,635
26,057		UMB Financial Corp	1,715
161,706		Umpqua Holdings Corp	2,683
2,885		Union Bankshares, Inc	107
72,013		United Bankshares, Inc	2,671
51,942		United Community Banks, Inc	1,483
34,307		United Community Financial Corp	328
36,948		United Financial Bancorp, Inc (New)	524
9,461		United Security Bancshares	108
5,346		Unity Bancorp, Inc	121
19,117		Univest Corp of Pennsylvania	502
940,752		US Bancorp	49,295
216,752		Valley National Bancorp	2,337
22,054		Veritex Holdings, Inc	572
19,235		Walker & Dunlop, Inc	1,024
50,737		Washington Federal, Inc	1,772
10,818		Washington Trust Bancorp, Inc	565
19,189		Waterstone Financial, Inc	327
67,195		Webster Financial Corp	3,210
2,636,004		Wells Fargo & Co	124,736
275

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
35,721		WesBanco, Inc	$1,377
11,970		West Bancorporation, Inc	254
18,981		Westamerica Bancorporation	1,169
68,448	*	Western Alliance Bancorp	3,061
19,137		Western New England Bancorp, Inc	179
38,890		Wintrust Financial Corp	2,845
37,123		WSFS Financial Corp	1,533
119,408		Zions Bancorporation	5,490
		TOTAL BANKS	1,098,329

CAPITAL GOODS - 7.0%
364,388		3M Co	63,163
93,763		A.O. Smith Corp	4,422
29,877		Aaon, Inc	1,499
23,226		AAR Corp	854
43,959		Actuant Corp (Class A)	1,091
24,498		Acuity Brands, Inc	3,378
24,758		Advanced Drainage Systems, Inc	812
93,206	*	Aecom Technology Corp	3,528
24,436	*	Aegion Corp	450
49,582	*	Aerojet Rocketdyne Holdings, Inc	2,220
14,335	*	Aerovironment, Inc	814
39,973		AGCO Corp	3,101
56,080		Air Lease Corp	2,318
13,921		Aircastle Ltd	296
6,904		Alamo Group, Inc	690
21,082		Albany International Corp (Class A)	1,748
58,342		Allegion plc	6,450
4,493		Allied Motion Technologies, Inc	170
68,688		Allison Transmission Holdings, Inc	3,184
41,492		Altra Holdings, Inc	1,489
13,776	*	Ameresco, Inc	203
10,171	*	American Woodmark Corp	861
147,502		Ametek, Inc	13,399
20,270		Apogee Enterprises, Inc	880
27,154		Applied Industrial Technologies, Inc	1,671
274,168		Arconic, Inc	7,079
30,718		Arcosa, Inc	1,156
10,471		Argan, Inc	425
17,658	*	Armstrong Flooring, Inc	174
31,783		Armstrong World Industries, Inc	3,089
15,250		Astec Industries, Inc	496
15,755	*	Astronics Corp	634
23,836	*	Atkore International Group, Inc	617
35,579	*,e	Axon Enterprise, Inc	2,284
19,364		AZZ, Inc	891
25,595		Barnes Group, Inc	1,442
41,684	*	Beacon Roofing Supply, Inc	1,531
35,611	*	Bloom Energy Corp	437
3,946	*	Blue Bird Corp	78
6,034	*,e	BlueLinx Holdings, Inc	119
47,040	*	BMC Stock Holdings, Inc	997
344,510		Boeing Co	125,405
276

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
30,438		Briggs & Stratton Corp	$312
67,070	*	Builders FirstSource, Inc	1,131
66,179		BWX Technologies, Inc	3,448
14,163	e	Caesarstone Sdot-Yam Ltd	213
8,775	*	CAI International, Inc	218
36,112		Carlisle Cos, Inc	5,070
360,950		Caterpillar, Inc	49,194
22,344	*	Chart Industries, Inc	1,718
12,045	*	CIRCOR International, Inc	554
64,286	*	Colfax Corp	1,802
14,727		Columbus McKinnon Corp	618
24,840		Comfort Systems USA, Inc	1,267
18,016	*	Commercial Vehicle Group, Inc	144
28,296	*	Continental Building Products, Inc	752
29,151	*	Cornerstone Building Brands, Inc	170
28,721		Crane Co	2,396
10,574		CSW Industrials, Inc	721
18,660		Cubic Corp	1,203
99,965		Cummins, Inc	17,128
26,243		Curtiss-Wright Corp	3,336
207,020		Deere & Co	34,305
81,746		Donaldson Co, Inc	4,158
16,771		Douglas Dynamics, Inc	667
91,263		Dover Corp	9,145
8,048	*	Ducommun, Inc	363
11,117	*	DXP Enterprises, Inc	421
16,954	*	Dycom Industries, Inc	998
3,733		Eastern Co	105
274,795		Eaton Corp	22,885
35,403		EMCOR Group, Inc	3,119
402,844		Emerson Electric Co	26,878
15,305		Encore Wire Corp	897
11,608	*,e	Energous Corp	51
24,905	*,e	Energy Recovery, Inc	259
31,570		EnerSys	2,162
58,642	*,e	Enphase Energy, Inc	1,069
15,803		EnPro Industries, Inc	1,009
18,556		ESCO Technologies, Inc	1,533
2,576	e	EVI Industries, Inc	99
51,314	*	Evoqua Water Technologies Corp	731
375,818		Fastenal Co	12,248
42,557		Federal Signal Corp	1,138
82,555		Flowserve Corp	4,350
91,070		Fluor Corp	3,068
189,288		Fortive Corp	15,431
99,180		Fortune Brands Home & Security, Inc	5,666
9,256	*	Foundation Building Materials, Inc	165
34,098		Franklin Electric Co, Inc	1,620
72,418	*	Gardner Denver Holdings, Inc	2,506
30,738	*	Gates Industrial Corp plc	351
20,759		GATX Corp	1,646
4,980	*	Gencor Industries, Inc	65
41,949	*	Generac Holdings, Inc	2,912
163,348		General Dynamics Corp	29,700
277

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
5,655,845		General Electric Co	$59,386
22,869	*	Gibraltar Industries, Inc	923
16,574		Global Brass & Copper Holdings, Inc	725
17,148	*	GMS, Inc	377
14,132		Gorman-Rupp Co	464
104,372		Graco, Inc	5,237
26,067		GrafTech International Ltd	300
7,763		Graham Corp	157
33,088		Granite Construction, Inc	1,594
44,924	*	Great Lakes Dredge & Dock Corp	496
19,838		Greenbrier Cos, Inc	603
20,793		Griffon Corp	352
23,777		H&E Equipment Services, Inc	692
59,172	*	Harsco Corp	1,624
105,294	*	HD Supply Holdings, Inc	4,241
26,390		HEICO Corp	3,531
46,469		HEICO Corp (Class A)	4,803
16,194	*	Helios Technologies, Inc	752
17,889	*	Herc Holdings, Inc	820
57,257		Hexcel Corp	4,631
29,488		Hillenbrand, Inc	1,167
474,696		Honeywell International, Inc	82,877
34,474		Hubbell, Inc	4,495
25,622		Huntington Ingalls	5,758
4,796		Hurco Cos, Inc	170
7,224		Hyster-Yale Materials Handling, Inc	399
49,969		IDEX Corp	8,602
5,334	*	IES Holdings, Inc	101
214,151		Illinois Tool Works, Inc	32,296
155,333		Ingersoll-Rand plc	19,676
13,472		Insteel Industries, Inc	280
53,134		ITT, Inc	3,479
85,666		Jacobs Engineering Group, Inc	7,229
47,393	*	JELD-WEN Holding, Inc	1,006
22,550		John Bean Technologies Corp	2,731
584,353		Johnson Controls International plc	24,140
8,084		Kadant, Inc	734
17,941		Kaman Corp	1,143
56,290		Kennametal, Inc	2,082
50,983	*	Kratos Defense & Security Solutions, Inc	1,167
52,610		L3 Technologies, Inc	12,898
79,494		L3Harris Technologies, Inc	15,035
4,456	*	Lawson Products, Inc	164
5,677	*	LB Foster Co (Class A)	155
22,519		Lennox International, Inc	6,193
36,237		Lincoln Electric Holdings, Inc	2,983
7,273	e	Lindsay Corp	598
159,928		Lockheed Martin Corp	58,140
17,575		Luxfer Holdings PLC	431
12,223	*	Lydall, Inc	247
22,630	*	Manitowoc Co, Inc	403
201,028		Masco Corp	7,888
18,516	*	Masonite International Corp	975
278

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
48,078	*	Mastec, Inc	$2,477
38,365	e	Maxar Technologies, Inc	300
33,690	*	Mercury Systems, Inc	2,370
34,734	*	Meritor, Inc	842
35,939	*	Middleby Corp	4,877
31,692	*	Milacron Holdings Corp	437
7,280		Miller Industries, Inc	224
22,998		Moog, Inc (Class A)	2,153
64,419	*	MRC Global, Inc	1,103
25,456		MSC Industrial Direct Co (Class A)	1,890
40,743		Mueller Industries, Inc	1,193
104,855		Mueller Water Products, Inc (Class A)	1,030
10,993	*	MYR Group, Inc	411
3,534		National Presto Industries, Inc	330
35,673	*	Navistar International Corp	1,229
19,066		NN, Inc	186
37,392		Nordson Corp	5,284
104,187		Northrop Grumman Corp	33,664
6,891	*	Northwest Pipe Co	178
78,206	*	NOW, Inc	1,154
5,211	*	NV5 Holdings, Inc	424
110,096		nVent Electric plc	2,729
2,354		Omega Flex, Inc	181
46,060		Oshkosh Truck Corp	3,846
74,736		Owens Corning, Inc	4,350
216,482		PACCAR, Inc	15,513
81,383		Parker-Hannifin Corp	13,836
12,058	*	Parsons Corp	444
17,097	*	Patrick Industries, Inc	841
96,376		Pentair plc	3,585
36,380	*	PGT, Inc	608
159,236	*,e	Plug Power, Inc	358
7,077		Powell Industries, Inc	269
1,801		Preformed Line Products Co	100
28,783		Primoris Services Corp	602
18,284	*	Proto Labs, Inc	2,121
25,291		Quanex Building Products Corp	478
90,888		Quanta Services, Inc	3,471
25,955		Raven Industries, Inc	931
182,010		Raytheon Co	31,648
16,634	*	RBC Bearings, Inc	2,775
25,203		Regal-Beloit Corp	2,059
82,950	*	Resideo Technologies, Inc	1,818
8,757	e	REV Group, Inc	126
75,228	*	Rexnord Corp	2,273
78,805		Rockwell Automation, Inc	12,911
66,598		Roper Industries, Inc	24,392
21,510		Rush Enterprises, Inc (Class A)	785
4,597		Rush Enterprises, Inc (Class B)	170
100,062	*	Sensata Technologies Holding plc	4,903
29,530		Simpson Manufacturing Co, Inc	1,963
24,415	*,e	SiteOne Landscape Supply, Inc	1,692
34,435		Snap-On, Inc	5,704
66,489		Spirit Aerosystems Holdings, Inc (Class A)	5,410
279

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
30,406	*	SPX Corp	$1,004
29,148	*	SPX FLOW, Inc	1,220
8,333		Standex International Corp	609
98,999		Stanley Black & Decker, Inc	14,316
18,886	*	Sterling Construction Co, Inc	253
60,603	*	Sunrun, Inc	1,137
22,563	*	Teledyne Technologies, Inc	6,179
12,744		Tennant Co	780
35,787		Terex Corp	1,124
18,852	*	Textainer Group Holdings Ltd	190
155,293		Textron, Inc	8,237
24,419	*	Thermon Group Holdings	626
37,983		Timken Co	1,950
33,155		Titan International, Inc	162
11,613	*	Titan Machinery, Inc	239
65,756		Toro Co	4,399
7,431	*	TPI Composites, Inc	184
31,351	*	TransDigm Group, Inc	15,168
40,670	*	Trex Co, Inc	2,916
34,233	*	Trimas Corp	1,060
92,156		Trinity Industries, Inc	1,912
30,588		Triton International Ltd	1,002
32,779		Triumph Group, Inc	751
27,269	*	Tutor Perini Corp	378
6,567	*	Twin Disc, Inc	99
49,764	*	United Rentals, Inc	6,600
526,122		United Technologies Corp	68,501
79,847	*	Univar, Inc	1,760
44,298		Universal Forest Products, Inc	1,686
10,628		Valmont Industries, Inc	1,348
7,860	*	Vectrus, Inc	319
7,828	*	Veritiv Corp	152
12,845	*	Vicor Corp	399
15,334	*,e	Vivint Solar, Inc	112
29,246		W.W. Grainger, Inc	7,845
42,603		Wabash National Corp	693
31,460	*	WABCO Holdings, Inc	4,172
104,415	e	Wabtec Corp	7,493
21,705		Watsco, Inc	3,549
18,825		Watts Water Technologies, Inc (Class A)	1,754
88,290	*	Welbilt, Inc	1,474
39,330	*	Wesco Aircraft Holdings, Inc	437
24,346	*	WESCO International, Inc	1,233
3,392	*	Willis Lease Finance Corp	198
22,097	*	Willscot Corp	332
35,736		Woodward Governor Co	4,044
114,079		Xylem, Inc	9,542
		TOTAL CAPITAL GOODS	1,350,196

COMMERCIAL & PROFESSIONAL SERVICES - 1.1%
40,285		ABM Industries, Inc	1,611
37,820	*	Acacia Research (Acacia Technologies)	112
77,675		ACCO Brands Corp	611

280

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
5,238	e	ADT, Inc	$32
49,123	*	Advanced Disposal Services, Inc	1,568
5,145		Barrett Business Services, Inc	425
4,266		BG Staffing, Inc	81
33,472		Brady Corp (Class A)	1,651
16,522	*	BrightView Holdings, Inc	309
33,001		Brink’s Co	2,679
29,675	*	Casella Waste Systems, Inc (Class A)	1,176
35,493	*	CBIZ, Inc	695
18,496	*	Ceco Environmental Corp	177
14,958	*	Cimpress NV	1,360
55,082		Cintas Corp	13,070
38,542	*	Clean Harbors, Inc	2,740
127,578	*	Copart, Inc	9,535
23,688	*	CoStar Group, Inc	13,125
84,474		Covanta Holding Corp	1,513
7,013		CRA International, Inc	269
27,694		Deluxe Corp	1,126
20,052		Ennis, Inc	412
76,115		Equifax, Inc	10,294
36,012		Exponent, Inc	2,108
7,582		Forrester Research, Inc	357
7,620	*	Franklin Covey Co	259
25,416	*	FTI Consulting, Inc	2,131
9,864	*	GP Strategies Corp	149
49,914	e	Healthcare Services Group	1,513
14,300		Heidrick & Struggles International, Inc	429
8,893	*	Heritage-Crystal Clean, Inc	234
28,968		Herman Miller, Inc	1,295
31,637		HNI Corp	1,119
15,850	*	Huron Consulting Group, Inc	799
13,124		ICF International, Inc	955
257,366	*	IHS Markit Ltd	16,399
32,837	*	Innerworkings, Inc	125
25,976		Insperity, Inc	3,173
44,581		Interface, Inc	683
88,200		KAR Auction Services, Inc	2,205
20,372		Kelly Services, Inc (Class A)	534
18,302		Kforce, Inc	642
25,171		Kimball International, Inc (Class B)	439
35,963		Knoll, Inc	826
37,013		Korn/Ferry International	1,483
23,849		LSC Communications, Inc	88
37,706		Manpower, Inc	3,642
22,585		Matthews International Corp (Class A)	787
17,061		McGrath RentCorp	1,060
13,300	*	Mistras Group, Inc	191
31,645		Mobile Mini, Inc	963
24,011		MSA Safety, Inc	2,531
9,774		Multi-Color Corp	488
33,798		Navigant Consulting, Inc	784
219,281		Nielsen NV	4,956
4,961	*	NL Industries, Inc	18
36,708	*	On Assignment, Inc	2,225
281

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
133,127	e	Pitney Bowes, Inc	$570
21,796	e	Quad Graphics, Inc	172
141,252		Republic Services, Inc	12,238
20,546		Resources Connection, Inc	329
79,304		Robert Half International, Inc	4,521
85,209		Rollins, Inc	3,057
51,083		RR Donnelley & Sons Co	101
12,140	*	SP Plus Corp	388
61,807		Steelcase, Inc (Class A)	1,057
49,051	*	Stericycle, Inc	2,342
9,938		Systemax, Inc	220
20,907	*,e	Team, Inc	320
41,281		Tetra Tech, Inc	3,243
115,960		TransUnion	8,524
22,121	*	TriNet Group, Inc	1,500
30,958	*	TrueBlue, Inc	683
11,006		Unifirst Corp	2,075
8,321	*	Upwork, Inc	134
16,280		US Ecology, Inc	969
104,117		Verisk Analytics, Inc	15,249
15,178		Viad Corp	1,005
5,586		VSE Corp	160
26,743	*	WageWorks, Inc	1,358
276,045		Waste Management, Inc	31,847
5,398	*	Willdan Group, Inc	201
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	212,424

CONSUMER DURABLES & APPAREL - 1.3%
15,286		Acushnet Holdings Corp	401
39,523	*	American Outdoor Brands Corp	356
7,681		Bassett Furniture Industries, Inc	117
21,459	*	Beazer Homes USA, Inc	206
54,098		Brunswick Corp	2,483
69,841		Callaway Golf Co	1,198
90,698	*	Capri Holdings Ltd	3,145
27,877		Carter’s, Inc	2,719
6,102	*	Cavco Industries, Inc	961
13,611	*	Century Communities, Inc	362
14,228		Clarus Corp	205
19,279		Columbia Sportswear Co	1,931
45,716	*	CROCS, Inc	903
6,895		Culp, Inc	131
19,292	*	Deckers Outdoor Corp	3,395
222,088		DR Horton, Inc	9,579
7,865		Escalade, Inc	90
18,783		Ethan Allen Interiors, Inc	396
5,531		Flexsteel Industries, Inc	94
31,215	*,e	Fossil Group, Inc	359
94,266		Garmin Ltd	7,522
30,360	*	G-III Apparel Group Ltd	893
74,136	*,e	GoPro, Inc	405
16,535	*	Green Brick Partners, Inc	137
6,360		Hamilton Beach Brands Holding Co	121
282

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
244,655		Hanesbrands, Inc	$4,213
74,516		Hasbro, Inc	7,875
15,207	*	Helen of Troy Ltd	1,986
7,913		Hooker Furniture Corp	163
13,822	*	Installed Building Products, Inc	819
18,443	*,e	iRobot Corp	1,690
3,583		Johnson Outdoors, Inc	267
60,650		KB Home	1,561
30,075	*	Kontoor Brands, Inc	843
36,137		La-Z-Boy, Inc	1,108
94,275		Leggett & Platt, Inc	3,617
11,279		Lennar Corp (B Shares)	434
181,694		Lennar Corp (Class A)	8,805
12,635	*,e	LGI Homes, Inc	903
7,210		Lifetime Brands, Inc	68
76,705	*	Lululemon Athletica, Inc	13,823
16,714	*	M/I Homes, Inc	477
13,092	*	Malibu Boats, Inc	509
8,407		Marine Products Corp	130
13,690	*	MasterCraft Boat Holdings, Inc	268
246,470	*,e	Mattel, Inc	2,763
32,691		MDC Holdings, Inc	1,072
26,198	*	Meritage Homes Corp	1,345
42,399	*	Mohawk Industries, Inc	6,253
11,320		Movado Group, Inc	306
3,180		Nacco Industries, Inc (Class A)	165
273,995		Newell Rubbermaid, Inc	4,225
801,459		Nike, Inc (Class B)	67,282
2,226	*	NVR, Inc	7,502
11,750		Oxford Industries, Inc	891
38,838		Polaris Industries, Inc	3,543
157,608		Pulte Homes, Inc	4,984
47,687		PVH Corp	4,513
35,853		Ralph Lauren Corp	4,073
53,205	*	Roku, Inc	4,819
79,579	*	Skechers U.S.A., Inc (Class A)	2,506
32,514		Skyline Corp	890
45,047	*	Sonos, Inc	511
60,523		Steven Madden Ltd	2,055
12,383		Sturm Ruger & Co, Inc	675
5,163		Superior Uniform Group, Inc	88
191,265		Tapestry, Inc	6,069
79,194	*	Taylor Morrison Home Corp	1,660
33,646	*	Tempur Sealy International, Inc	2,469
80,868		Toll Brothers, Inc	2,961
26,487	*	TopBuild Corp	2,192
102,085	*	TRI Pointe Homes, Inc	1,222
28,980		Tupperware Corp	552
110,698	*	Under Armour, Inc (Class A)	2,806
110,542	*	Under Armour, Inc (Class C)	2,454
10,905	*	Unifi, Inc	198
10,485	*	Universal Electronics, Inc	430
16,444	*	Vera Bradley, Inc	197
200,022		VF Corp	17,472
283

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
41,550	*	Vista Outdoor, Inc	$369
41,162		Whirlpool Corp	5,860
17,713	*	William Lyon Homes, Inc	323
67,978		Wolverine World Wide, Inc	1,872
11,211	*,e	YETI Holdings, Inc	325
21,026	*	Zagg, Inc	146
		TOTAL CONSUMER DURABLES & APPAREL	257,706

CONSUMER SERVICES - 2.4%
33,727	*	Adtalem Global Education, Inc	1,519
12,233	*	American Public Education, Inc	362
143,934		ARAMARK Holdings Corp	5,190
44,487		BBX Capital Corp	218
769	*	Biglari Holdings, Inc (B Shares)	80
15,173		BJ’s Restaurants, Inc	667
44,145		Bloomin’ Brands, Inc	835
61,116		Boyd Gaming Corp	1,646
36,213	*	Bright Horizons Family Solutions	5,463
25,489	e	Brinker International, Inc	1,003
404,805	*	Caesars Entertainment Corp	4,785
46,334	*	Career Education Corp	884
257,356		Carnival Corp	11,980
11,838		Carriage Services, Inc	225
27,792	*	Carrols Restaurant Group, Inc	251
16,727	*	Century Casinos, Inc	162
31,824	e	Cheesecake Factory	1,391
60,816	*	Chegg, Inc	2,347
16,294	*	Chipotle Mexican Grill, Inc (Class A)	11,942
17,380		Choice Hotels International, Inc	1,512
23,949		Churchill Downs, Inc	2,756
12,474	*	Chuy’s Holdings, Inc	286
9,516	e	Cracker Barrel Old Country Store, Inc	1,625
78,161		Darden Restaurants, Inc	9,515
30,312		Dave & Buster’s Entertainment, Inc	1,227
17,725	*,e	Del Frisco’s Restaurant Group, Inc	141
23,487	*	Del Taco Restaurants, Inc	301
41,277	*	Denny’s Corp	847
10,362	e	Dine Brands Global Inc	989
26,483		Domino’s Pizza, Inc	7,370
43,999	*	Drive Shack, Inc	206
49,730		Dunkin Brands Group, Inc	3,961
14,501	*	El Pollo Loco Holdings, Inc	155
44,594	*,e	Eldorado Resorts, Inc	2,054
2,242	*,e	Empire Resorts, Inc	22
117,907		Extended Stay America, Inc	1,991
20,469	*	Fiesta Restaurant Group, Inc	269
43,198	*	frontdoor, Inc	1,881
7,389	*	Golden Entertainment, Inc	103
2,783		Graham Holdings Co	1,920
32,189	*	Grand Canyon Education, Inc	3,767
129,519		H&R Block, Inc	3,795
14,706	*	Habit Restaurants, Inc	154
65,914	*	Hilton Grand Vacations, Inc	2,097
284

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
186,771		Hilton Worldwide Holdings, Inc	$18,255
76,812	*	Houghton Mifflin Harcourt Co	442
24,452		Hyatt Hotels Corp	1,862
76,027	e	International Game Technology plc	986
18,045		International Speedway Corp (Class A)	810
10,324	*	J Alexander’s Holdings, Inc	116
14,716		Jack in the Box, Inc	1,198
26,055	*	K12, Inc	792
221,443		Las Vegas Sands Corp	13,085
62,559	*	Laureate Education, Inc	983
10,890	*	Lindblad Expeditions Holdings, Inc	195
180,454		Marriott International, Inc (Class A)	25,316
28,647		Marriott Vacations Worldwide Corp	2,762
499,476		McDonald’s Corp	103,721
326,708		MGM Resorts International	9,334
7,140	*	Monarch Casino & Resort, Inc	305
2,378		Nathan’s Famous, Inc	186
8,091	*,e	Noodles & Co	64
135,741	*	Norwegian Cruise Line Holdings Ltd	7,280
29,338	*	OneSpaWorld Holdings Ltd	455
18,811	e	Papa John’s International, Inc	841
76,441	*	Penn National Gaming, Inc	1,472
60,595	*	Planet Fitness, Inc	4,390
10,854	*	PlayAGS, Inc	211
16,455	*	Potbelly Corp	84
6,547		RCI Hospitality Holdings, Inc	115
11,433	*	Red Lion Hotels Corp	81
9,211	*	Red Robin Gourmet Burgers, Inc	282
48,687		Red Rock Resorts, Inc	1,046
27,109	*	Regis Corp	450
111,454		Royal Caribbean Cruises Ltd	13,509
21,790		Ruth’s Chris Steak House, Inc	495
37,197	*	Scientific Games Corp (Class A)	737
30,308	*	SeaWorld Entertainment, Inc	940
108,167		Service Corp International	5,060
86,396	*	ServiceMaster Global Holdings, Inc	4,500
15,620	*	Shake Shack, Inc	1,128
48,601		Six Flags Entertainment Corp	2,415
27,603	*	Sotheby’s (Class A)	1,605
9,984		Speedway Motorsports, Inc	185
787,689		Starbucks Corp	66,032
15,126		Strategic Education, Inc	2,692
21,327	*	Target Hospitality Corp	194
48,860		Texas Roadhouse, Inc (Class A)	2,622
13,497	*	Twin River Worldwide Holdings Inc	402
26,170		Vail Resorts, Inc	5,841
26,120	*	Weight Watchers International, Inc	499
134,006		Wendy’s	2,624
21,048		Wingstop, Inc	1,994
55,993		Wyndham Destinations, Inc	2,458
68,964		Wyndham Hotels & Resorts, Inc	3,844
63,559		Wynn Resorts Ltd	7,881
236,930		Yum China Holdings, Inc	10,946
195,815		Yum! Brands, Inc	21,671
		TOTAL CONSUMER SERVICES	457,287
285

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
DIVERSIFIED FINANCIALS - 3.6%
31,723		Affiliated Managers Group, Inc	$2,923
21,134		AG Mortgage Investment Trust	336
341,429		AGNC Investment Corp	5,743
252,030		Ally Financial, Inc	7,810
445,234		American Express Co	54,960
86,040		Ameriprise Financial, Inc	12,490
945,108		Annaly Capital Management, Inc	8,629
70,479		Anworth Mortgage Asset Corp	267
97,878		Apollo Commercial Real Estate Finance, Inc	1,800
22,112		Ares Commercial Real Estate Corp	329
41,515		Ares Management Corp	1,086
16,506	e	Arlington Asset Investment Corp (Class A)	114
26,163	*	ARMOUR Residential REIT, Inc	488
32,135		Artisan Partners Asset Management, Inc	884
4,316	e	Associated Capital Group, Inc	161
181,952		AXA Equitable Holdings, Inc	3,803
10,240		B. Riley Financial, Inc	214
21,466		Banco Latinoamericano de Exportaciones S.A. (Class E)	447
554,133		Bank of New York Mellon Corp	24,465
166,153		BGC Partners, Inc (Class A)	869
77,066		BlackRock, Inc	36,167
73,790		Blackstone Mortgage Trust, Inc	2,625
30,473	*	Blucora, Inc	925
48,331	*	Cannae Holdings, Inc	1,401
299,330		Capital One Financial Corp	27,161
71,072		Capstead Mortgage Corp	593
74,260		CBOE Holdings, Inc	7,696
778,329		Charles Schwab Corp	31,281
7,318		Cherry Hill Mortgage Investment Corp	117
94,757		Chimera Investment Corp	1,788
231,358		CME Group, Inc	44,909
15,440		Cohen & Steers, Inc	794
56,629		Colony Credit Real Estate, Inc	878
18,127	*	Cowen Group, Inc	312
6,914	*	Credit Acceptance Corp	3,345
7,834	*	Curo Group Holdings Corp	87
2,179		Diamond Hill Investment Group, Inc	309
214,390		Discover Financial Services	16,635
19,156	*	Donnelley Financial Solutions, Inc	256
11,107		Dynex Capital, Inc	186
169,137		E*TRADE Financial Corp	7,544
78,977		Eaton Vance Corp	3,406
11,344	*	Elevate Credit, Inc	47
17,423		Ellington Financial Inc	313
17,368	*,e	Encore Capital Group, Inc	588
23,911	*	Enova International, Inc	551
29,096		Evercore Partners, Inc (Class A)	2,577
22,197		Exantas Capital Corp	251
38,445	*	Ezcorp, Inc (Class A)	364
24,832		Factset Research Systems, Inc	7,116
68,886		Federated Investors, Inc (Class B)	2,239
286

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
26,518		FGL Holdings	$223
30,190		FirstCash, Inc	3,020
12,579	*	Focus Financial Partners, Inc	344
199,787		Franklin Resources, Inc	6,953
23,847	e	Gain Capital Holdings, Inc	98
4,049		GAMCO Investors, Inc (Class A)	78
214,193		Goldman Sachs Group, Inc	43,824
31,227		Granite Point Mortgage Trust, Inc	599
8,938		Great Ajax Corp	125
33,057	*	Green Dot Corp	1,616
19,893		Greenhill & Co, Inc	270
10,099		Hamilton Lane, Inc	576
15,460		Houlihan Lokey, Inc	688
47,028		Interactive Brokers Group, Inc (Class A)	2,549
366,206		IntercontinentalExchange Group, Inc	31,472
11,369	*	INTL FCStone, Inc	450
270,619		Invesco Ltd	5,537
84,385		Invesco Mortgage Capital, Inc	1,360
106,298		Janus Henderson Group plc	2,666
181,956		Jefferies Financial Group, Inc	3,499
7,773		KKR Real Estate Finance Trust, Inc	155
49,932		Ladder Capital Corp	829
73,441		Ladenburg Thalmann Financial Services, Inc	252
76,930		Lazard Ltd (Class A)	2,646
62,850		Legg Mason, Inc	2,406
214,482	*	LendingClub Corp	703
55,907		LPL Financial Holdings, Inc	4,560
23,522	e	MarketAxess Holdings, Inc	7,560
6,533		Marlin Business Services Corp	163
270,747		MFA Mortgage Investments, Inc	1,944
26,390		Moelis & Co	922
109,387		Moody’s Corp	21,364
793,582		Morgan Stanley	34,767
13,834		Morningstar, Inc	2,001
54,542		MSCI, Inc (Class A)	13,024
76,744		NASDAQ OMX Group, Inc	7,380
166,451		Navient Corp	2,272
14,990		Nelnet, Inc (Class A)	888
269,022		New Residential Investment Corp	4,140
75,449		New York Mortgage Trust, Inc	468
22,218	*	NewStar Financial, Inc	6
132,839		Northern Trust Corp	11,956
10,879		Och-Ziff Capital Management Group LLC	250
40,173		OM Asset Management plc	458
36,046	*	On Deck Capital, Inc	150
51,991		OneMain Holdings, Inc	1,758
7,363		Oppenheimer Holdings, Inc	200
23,694	e	Orchid Island Capital, Inc	151
47,765		PennyMac Mortgage Investment Trust	1,043
17,372		Pico Holdings, Inc	202
10,272		Piper Jaffray Cos	763
13,025		PJT Partners, Inc	528
33,753	*	PRA Group, Inc	950
9,591		Pzena Investment Management, Inc (Class A)	82
287

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
86,900		Raymond James Financial, Inc	$7,347
10,497		Ready Capital Corp	156
49,700		Redwood Trust, Inc	822
8,577	*	Regional Management Corp	226
160,322		S&P Global, Inc	36,520
16,951	*	Safeguard Scientifics, Inc	205
78,809		Santander Consumer USA Holdings, Inc	1,888
87,401		SEI Investments Co	4,903
5,338		Silvercrest Asset Management Group, Inc	75
258,465		SLM Corp	2,512
153,692		Starwood Property Trust, Inc	3,492
247,347		State Street Corp	13,866
47,909		Stifel Financial Corp	2,829
447,723		Synchrony Financial	15,523
153,545		T Rowe Price Group, Inc	16,845
181,531		TD Ameritrade Holding Corp	9,062
7,897		TPG RE Finance Trust, Inc	152
131,331		Two Harbors Investment Corp	1,664
18,355	e	Virtu Financial, Inc	400
4,800		Virtus Investment Partners, Inc	516
92,465		Voya Financial, Inc	5,113
58,496		Waddell & Reed Financial, Inc (Class A)	975
28,538		Western Asset Mortgage Capital Corp	285
5,409		Westwood Holdings Group, Inc	190
84,317		WisdomTree Investments, Inc	520
4,248	*	World Acceptance Corp	697
		TOTAL DIVERSIFIED FINANCIALS	689,950

ENERGY - 4.7%
109,725	*	Abraxas Petroleum Corp	113
327,331		Anadarko Petroleum Corp	23,097
146,439		Antero Midstream Corp	1,678
132,421	*	Antero Resources Corp	732
260,509		Apache Corp	7,547
52,623	*	Apergy Corp	1,765
9,586		Arch Coal, Inc	903
85,865		Archrock, Inc	910
20,832	*	Ardmore Shipping Corp	170
342,142		Baker Hughes a GE Co	8,427
36,376		Berry Petroleum Co LLC	386
14,562	*	Bonanza Creek Energy, Inc	304
10,396	*	Brigham Minerals, Inc	223
33,520	*	C&J Energy Services, Inc	395
261,574		Cabot Oil & Gas Corp	6,006
16,011	*	Cactus, Inc	530
30,573	*,e	California Resources Corp	602
145,414	*,e	Callon Petroleum Co	958
45,074	*	Carrizo Oil & Gas, Inc	452
124,454	*	Centennial Resource Development, Inc	945
155,280	*	Cheniere Energy, Inc	10,629
550,015	*,e	Chesapeake Energy Corp	1,073
1,238,958		Chevron Corp	154,176
64,851		Cimarex Energy Co	3,848
288

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
96,211	*	Clean Energy Fuels Corp	$257
128,347	*	CNX Resources Corp	938
128,934		Concho Resources, Inc	13,303
740,450		ConocoPhillips	45,167
20,666	*	CONSOL Energy, Inc	550
64,271	*	Continental Resources, Inc	2,705
12,254	*	Contura Energy Inc	636
22,043	*,e	Covia Holdings Corp	43
11,149		CVR Energy, Inc	557
56,457		Delek US Holdings, Inc	2,288
280,409	*,e	Denbury Resources, Inc	348
269,019		Devon Energy Corp	7,672
55,111		DHT Holdings, Inc	326
38,317	*,e	Diamond Offshore Drilling, Inc	340
106,761		Diamondback Energy, Inc	11,634
9,586		DMC Global, Inc	607
20,589	*	Dorian LPG Ltd	186
27,635	*	Dril-Quip, Inc	1,327
7,121	*	Earthstone Energy, Inc	44
56,201	*,e	Energy Fuels, Inc	176
371,998		EOG Resources, Inc	34,655
153,612		EQT Corp	2,429
144,519		Equitrans Midstream Corp	2,848
14,364	*	Era Group, Inc	120
17,517		Evolution Petroleum Corp	125
23,313	*	Exterran Corp	332
87,596	*,e	Extraction Oil & Gas, Inc	379
2,754,768	d	Exxon Mobil Corp	211,098
24,885		Falcon Minerals Corp	209
49,153	*	Forum Energy Technologies, Inc	168
36,662	*	Frank’s International NV	200
15,611	*	FTS International, Inc	87
32,033		GasLog Ltd	461
69,477		Golar LNG Ltd	1,284
26,945		Green Plains Renewable Energy, Inc	290
109,431	*	Gulfport Energy Corp	537
10,340		Hallador Energy Co	58
565,966		Halliburton Co	12,870
100,808	*	Helix Energy Solutions Group, Inc	870
67,802		Helmerich & Payne, Inc	3,432
180,836		Hess Corp	11,496
21,135	*	HighPoint Resources Corp	38
110,468		HollyFrontier Corp	5,112
23,510	*	Independence Contract Drilling, Inc	37
20,967	*	International Seaways, Inc	398
823	*	Isramco, Inc	98
22,747	*,e	Jagged Peak Energy, Inc	188
22,628	*	Keane Group, Inc	152
1,262,845		Kinder Morgan, Inc	26,368
11,654	*	KLX Energy Services Holdings, Inc	238
234,852		Kosmos Energy Ltd	1,473
117,588	*	Laredo Petroleum Holdings, Inc	341
9,873	e	Liberty Oilfield Services, Inc	160
65,268	*	Magnolia Oil & Gas Corp	756
289

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
5,616		Mammoth Energy Services, Inc	$39
550,921		Marathon Oil Corp	7,829
427,163		Marathon Petroleum Corp	23,870
64,577	*	Matador Resources Co	1,284
19,934	*	Matrix Service Co	404
126,473	*	McDermott International, Inc	1,222
7,181	*	Midstates Petroleum Co, Inc	42
4,077	*	Montage Resources Corp	25
114,242	e	Murphy Oil Corp	2,816
203,104		Nabors Industries Ltd	589
256,371		National Oilwell Varco, Inc	5,699
9,713	*	Natural Gas Services Group, Inc	160
7,613	*,e	NCS Multistage Holdings, Inc	27
63,344	*	Newpark Resources, Inc	470
5,415	*	Nine Energy Service, Inc	94
165,932	*	Noble Corp plc	310
330,855		Noble Energy, Inc	7,411
68,002	e	Nordic American Tanker Shipping	159
73,198	*	Northern Oil And Gas, Inc	141
170,623	*	Oasis Petroleum, Inc	969
494,020		Occidental Petroleum Corp	24,839
71,446	*	Oceaneering International, Inc	1,457
38,178	*	Oil States International, Inc	699
270,781		ONEOK, Inc	18,632
26,237	*	Overseas Shipholding Group, Inc	49
19,282	*	Pacific Drilling SA	243
10,734		Panhandle Oil and Gas, Inc (Class A)	140
23,180	*	Par Pacific Holdings, Inc	476
167,421	*	Parsley Energy, Inc	3,183
150,779		Patterson-UTI Energy, Inc	1,735
78,916		PBF Energy, Inc	2,470
47,717	*	PDC Energy, Inc	1,721
54,624		Peabody Energy Corp	1,316
10,090	*	Penn Virginia Corp	310
295,097		Phillips 66	27,603
108,107		Pioneer Natural Resources Co	16,633
48,018	*	ProPetro Holding Corp	994
173,948	*	Questar Market Resources, Inc	1,258
139,657	e	Range Resources Corp	975
27,182	*	Renewable Energy Group, Inc	431
4,186	*	Rex American Resources Corp	305
9,601	*	RigNet, Inc	97
32,471	*	Ring Energy, Inc	106
42,512	e	RPC, Inc	307
24,071	*	SandRidge Energy, Inc	167
909,046		Schlumberger Ltd	36,126
12,175		Scorpio Tankers, Inc	359
11,768	*	SEACOR Holdings, Inc	559
11,831	*	SEACOR Marine Holdings, Inc	177
6,869	*	Select Energy Services, Inc	80
48,551		SemGroup Corp	583
45,041	e	Ship Finance International Ltd	563
4,694	*	SilverBow Resources, Inc	65
290

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
80,594		SM Energy Co	$1,009
12,316	*,e	Smart Sand, Inc	30
6,855		Solaris Oilfield Infrastructure, Inc	103
264,381	*	Southwestern Energy Co	835
143,792	*	SRC Energy, Inc	713
111,107	*	Superior Energy Services	144
13,911	*	Talos Energy, Inc	335
141,390		Targa Resources Investments, Inc	5,551
36,192	e	Teekay Corp	125
85,424		Teekay Tankers Ltd (Class A)	109
39,279	*,e	Tellurian, Inc	308
32,701	*	Tetra Technologies, Inc	53
16,234	*	Tidewater, Inc	381
343,005	*,e	Transocean Ltd (NYSE)	2,199
36,980	*	Unit Corp	329
95,169	*,e	Uranium Energy Corp	130
58,687	e	US Silica Holdings, Inc	751
274,481		Valero Energy Corp	23,498
14,396	*	W&T Offshore, Inc	71
65,205	*,e	Whiting Petroleum Corp	1,218
779,453		Williams Cos, Inc	21,856
49,281		World Fuel Services Corp	1,772
284,313	*	WPX Energy, Inc	3,272
		TOTAL ENERGY	897,290

FOOD & STAPLES RETAILING - 1.3%
19,849		Andersons, Inc	541
22,168		Casey’s General Stores, Inc	3,458
14,374	*	Chefs’ Warehouse Holdings, Inc	504
284,357		Costco Wholesale Corp	75,144
10,217		Ingles Markets, Inc (Class A)	318
511,913		Kroger Co	11,114
6,410	*	Natural Grocers by Vitamin C	64
70,016	*	Performance Food Group Co	2,803
14,866		Pricesmart, Inc	760
38,176	*,e	Rite Aid Corp	306
27,344		Spartan Stores, Inc	319
72,919	*	Sprouts Farmers Market, Inc	1,377
302,506		Sysco Corp	21,393
36,929	*	United Natural Foods, Inc	331
129,589	*	US Foods Holding Corp	4,634
4,843		Village Super Market (Class A)	128
502,191		Walgreens Boots Alliance, Inc	27,455
912,181		Walmart, Inc	100,787
4,684		Weis Markets, Inc	171
		TOTAL FOOD & STAPLES RETAILING	251,607

FOOD, BEVERAGE & TOBACCO - 3.4%
78,794	*,e	22nd Century Group, Inc	165
2,296		Alico, Inc	70
1,217,743		Altria Group, Inc	57,660
356,749		Archer Daniels Midland Co	14,555
48,393	e	B&G Foods, Inc (Class A)	1,007
6,271	*	Beyond Meat, Inc	1,008
291

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
5,887	*	Boston Beer Co, Inc (Class A)	$2,224
38,532		Brown-Forman Corp (Class A)	2,119
111,708		Brown-Forman Corp (Class B)	6,192
92,994		Bunge Ltd	5,181
11,455	e	Calavo Growers, Inc	1,108
22,629		Cal-Maine Foods, Inc	944
113,057		Campbell Soup Co	4,530
3,092		Coca-Cola Bottling Co Consolidated	925
2,488,616		Coca-Cola Co	126,720
310,765		ConAgra Brands, Inc	8,241
101,370		Constellation Brands, Inc (Class A)	19,964
7,653	*	Craft Brewers Alliance, Inc	107
118,243	*	Darling International, Inc	2,352
65,223	e	Dean Foods Co	60
5,320	*	Farmer Bros Co	87
126,516		Flowers Foods, Inc	2,944
20,613		Fresh Del Monte Produce, Inc	555
15,781	*	Freshpet, Inc	718
394,045		General Mills, Inc	20,695
73,323	*	Hain Celestial Group, Inc	1,606
93,866		Hershey Co	12,581
177,534	e	Hormel Foods Corp	7,197
57,996	*	Hostess Brands, Inc	837
40,912		Ingredion, Inc	3,375
10,369		J&J Snack Foods Corp	1,669
68,388		J.M. Smucker Co	7,878
5,780		John B. Sanfilippo & Son, Inc	461
160,382		Kellogg Co	8,592
119,054		Keurig Dr Pepper, Inc	3,441
405,553		Kraft Heinz Co	12,588
92,646		Lamb Weston Holdings, Inc	5,870
13,060		Lancaster Colony Corp	1,941
19,323	*	Landec Corp	181
8,386		Limoneira Co	167
77,671		McCormick & Co, Inc	12,040
9,193	e	MGP Ingredients, Inc	610
109,880		Molson Coors Brewing Co (Class B)	6,153
931,423		Mondelez International, Inc	50,204
257,472	*	Monster Beverage Corp	16,434
8,574	e	National Beverage Corp	383
46,743	*	New Age Beverages Corp	218
911,743		PepsiCo, Inc	119,557
1,010,071		Philip Morris International, Inc	79,321
34,513	*	Pilgrim’s Pride Corp	876
40,868	*	Post Holdings, Inc	4,249
18,742	*	Primo Water Corp	231
14,731		Sanderson Farms, Inc	2,012
192		Seaboard Corp	794
5,451	*	Seneca Foods Corp	152
40,880	*	Simply Good Foods Co	984
11,308	e	Tootsie Roll Industries, Inc	418
40,066	*	TreeHouse Foods, Inc	2,168
4,760		Turning Point Brands, Inc	233
292

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
189,676		Tyson Foods, Inc (Class A)	$15,314
17,023		Universal Corp	1,034
50,602		Vector Group Ltd	493
		TOTAL FOOD, BEVERAGE & TOBACCO	662,393

HEALTH CARE EQUIPMENT & SERVICES - 6.1%
1,120,895		Abbott Laboratories	94,267
28,689	*	Abiomed, Inc	7,473
56,824	*	Acadia Healthcare Co, Inc	1,986
58,290	*	Accuray, Inc	226
5,501	*	Addus HomeCare Corp	412
52,525	*	Align Technology, Inc	14,376
133,589	*	Allscripts Healthcare Solutions, Inc	1,554
15,919	*	Amedisys, Inc	1,933
6,596	*	American Renal Associates Holdings, Inc	49
101,878		AmerisourceBergen Corp	8,686
31,962	*	AMN Healthcare Services, Inc	1,734
26,107	*	Angiodynamics, Inc	514
104,354	*,e	Antares Pharma, Inc	343
169,277		Anthem, Inc	47,772
16,786	*,e	Apollo Medical Holdings, Inc	280
22,609	*	AtriCure, Inc	675
1,019		Atrion Corp	869
33,829	*	Avanos Medical, Inc	1,475
18,090	*	AxoGen, Inc	358
9,978	*	Axonics Modulation Technologies, Inc	409
313,824		Baxter International, Inc	25,702
174,227		Becton Dickinson & Co	43,907
86,257	*	BioScrip, Inc	224
19,708	*	BioTelemetry, Inc	949
901,739	*	Boston Scientific Corp	38,757
135,933	*	Brookdale Senior Living, Inc	980
25,974		Cantel Medical Corp	2,094
198,011		Cardinal Health, Inc	9,326
23,626	*	Cardiovascular Systems, Inc	1,014
45,319	*	Castlight Health, Inc	146
268,250	*	Centene Corp	14,067
210,440	*	Cerner Corp	15,425
71,510	*	Cerus Corp	402
9,197		Chemed Corp	3,319
243,896		Cigna Corp	38,426
8,700		Computer Programs & Systems, Inc	242
19,875		Conmed Corp	1,701
32,161		Cooper Cos, Inc	10,835
7,512	*	Corvel Corp	654
39,829	*,e	Covetrus, Inc	974
25,224	*	Cross Country Healthcare, Inc	237
23,064	*	CryoLife, Inc	690
16,944	*,e	CryoPort, Inc	310
10,004	*	Cutera, Inc	208
837,456		CVS Health Corp	45,633
19,235	*,e	CytoSorbents Corp	127
411,011		Danaher Corp	58,742
84,282	*	DaVita, Inc	4,742
293

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
139,354		Dentsply Sirona, Inc	$8,133
56,861	*	DexCom, Inc	8,520
34,269	*	Diplomat Pharmacy, Inc	209
135,363	*	Edwards Lifesciences Corp	25,007
62,923		Encompass Health Corp	3,987
35,447		Ensign Group, Inc	2,018
27,058	*	Enzo Biochem, Inc	91
45,708	*	Evolent Health, Inc	363
28,070	*	Genesis Health Care, Inc	35
30,765	*	GenMark Diagnostics, Inc	200
20,642	*	Glaukos Corp	1,556
48,523	*	Globus Medical, Inc	2,052
22,258	*	Guardant Health, Inc	1,921
36,085	*	Haemonetics Corp	4,342
23,398	*	Hanger Orthopedic Group, Inc	448
176,046		HCA Holdings, Inc	23,796
35,870	*	HealthEquity, Inc	2,346
18,780		HealthStream, Inc	486
100,313	*	Henry Schein, Inc	7,012
4,605	*	Heska Corp	392
42,299		Hill-Rom Holdings, Inc	4,425
60,877	*	HMS Holdings Corp	1,972
172,070	*	Hologic, Inc	8,263
88,716		Humana, Inc	23,536
10,885	*	ICU Medical, Inc	2,742
57,119	*	IDEXX Laboratories, Inc	15,727
12,244	*	Inogen, Inc	817
43,464	*,e	Inovalon Holdings, Inc	631
5,311	*	Inspire Medical Systems, Inc	322
41,898	*	Insulet Corp	5,002
22,691	*	Integer Holding Corp	1,904
44,740	*	Integra LifeSciences Holdings Corp	2,499
4,136	*	IntriCon Corp	97
74,125	*	Intuitive Surgical, Inc	38,882
23,110		Invacare Corp	120
16,105	*	iRhythm Technologies, Inc	1,274
66,643	*	Laboratory Corp of America Holdings	11,523
18,233	*	Lantheus Holdings, Inc	516
9,523		LeMaitre Vascular, Inc	266
19,826	*	LHC Group, Inc	2,371
33,006	*	LivaNova plc	2,375
16,931	*	Magellan Health Services, Inc	1,257
32,408	*	Masimo Corp	4,823
123,990		McKesson Corp	16,663
40,701	*	Medidata Solutions, Inc	3,684
43,753	*	MEDNAX, Inc	1,104
873,530		Medtronic plc	85,073
31,965		Meridian Bioscience, Inc	380
35,220	*	Merit Medical Systems, Inc	2,098
2,255		Mesa Laboratories, Inc	551
41,890	*	Molina Healthcare, Inc	5,996
7,753		National Healthcare Corp	629
5,598		National Research Corp	322
294

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
24,197	*	Natus Medical, Inc	$622
35,733	*	Neogen Corp	2,219
19,942	*	Nevro Corp	1,293
37,773	*	NextGen Healthcare, Inc	752
54,721	*	Novocure Ltd	3,460
36,380	*	NuVasive, Inc	2,130
26,681	*	Omnicell, Inc	2,295
40,487	*	OraSure Technologies, Inc	376
12,159	*	Orthofix International NV	643
5,177	*	OrthoPediatrics Corp	202
43,714		Owens & Minor, Inc	140
57,408		Patterson Cos, Inc	1,315
21,136	*,e	Penumbra, Inc	3,382
5,304	*,e	PetIQ, Inc	175
33,935	*	Premier, Inc	1,327
8,662	*	Providence Service Corp	497
6,666	*,e	Pulse Biosciences, Inc	88
86,772		Quest Diagnostics, Inc	8,834
20,943	*	Quidel Corp	1,242
72,154	*	R1 RCM, Inc	908
25,914	*	RadNet, Inc	357
93,908		Resmed, Inc	11,460
37,335	*	Rockwell Medical, Inc	112
38,631	*	RTI Biologics, Inc	164
77,335	*	Select Medical Holdings Corp	1,227
45,067	*	Senseonics Holdings, Inc	92
4,272	*	Shockwave Medical Inc	244
10,185	*,e	Sientra, Inc	63
4,496	*	Silk Road Medical Inc	218
7,680		Simulations Plus, Inc	219
26,141	*	Staar Surgical Co	768
54,225		STERIS plc	8,073
221,661		Stryker Corp	45,569
13,353	*,e	Surgery Partners, Inc	109
10,275	*	SurModics, Inc	444
6,560	*,e	Tabula Rasa HealthCare, Inc	327
6,719	*,e	Tactile Systems Technology, Inc	382
30,224	*	Tandem Diabetes Care, Inc	1,950
38,788	*,e	Teladoc, Inc	2,576
29,977		Teleflex, Inc	9,927
59,665	*	Tenet Healthcare Corp	1,233
30,967	*	Tivity Health, Inc	509
105,717	*,e	TransEnterix, Inc	144
18,039	*	Triple-S Management Corp (Class B)	430
615,208		UnitedHealth Group, Inc	150,117
53,322		Universal Health Services, Inc (Class B)	6,953
9,158		US Physical Therapy, Inc	1,122
2,349		Utah Medical Products, Inc	225
27,229	*	Varex Imaging Corp	834
56,947	*	Varian Medical Systems, Inc	7,752
81,875	*	Veeva Systems, Inc	13,273
19,827	*,e	ViewRay, Inc	175
20,093	*	Vocera Communications, Inc	641
31,751	*	WellCare Health Plans, Inc	9,051
295

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
47,210		West Pharmaceutical Services, Inc	$5,908
76,096	*,e	Wright Medical Group NV	2,269
131,297		Zimmer Biomet Holdings, Inc	15,459
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	1,178,258

HOUSEHOLD & PERSONAL PRODUCTS - 1.6%
7,431	*	Central Garden & Pet Co	200
24,471	*	Central Garden and Pet Co (Class A)	603
159,512		Church & Dwight Co, Inc	11,654
84,999		Clorox Co	13,014
547,022		Colgate-Palmolive Co	39,205
215,270		Coty, Inc	2,885
41,449	*	Edgewell Personal Care Co	1,117
15,146	*	elf Beauty, Inc	214
44,546		Energizer Holdings, Inc	1,721
137,237		Estee Lauder Cos (Class A)	25,129
69,622	*	Herbalife Ltd	2,977
12,258		Inter Parfums, Inc	815
220,637		Kimberly-Clark Corp	29,406
7,966		Medifast, Inc	1,022
5,868	*	Nature’s Sunshine Products, Inc	55
36,417		Nu Skin Enterprises, Inc (Class A)	1,796
3,981		Oil-Dri Corp of America	136
1,608,971		Procter & Gamble Co	176,424
8,319	*,e	Revlon, Inc (Class A)	161
22,541		Spectrum Brands Holdings, Inc	1,212
8,349	*	USANA Health Sciences, Inc	663
9,183		WD-40 Co	1,460
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	311,869

INSURANCE - 4.1%
483,614		Aflac, Inc	26,507
9,183		Alleghany Corp	6,255
213,295		Allstate Corp	21,690
32,424	*	AMBAC Financial Group, Inc	546
61,796		American Equity Investment Life Holding Co	1,678
43,725		American Financial Group, Inc	4,481
566,215		American International Group, Inc	30,168
5,469		American National Insurance Co	637
13,468		Amerisafe, Inc	859
156,363		Aon plc	30,175
243,531	*	Arch Capital Group Ltd	9,030
24,041		Argo Group International Holdings Ltd	1,780
119,205		Arthur J. Gallagher & Co	10,441
39,854		Assurant, Inc	4,240
61,872		Assured Guaranty Ltd	2,604
96,464	*	Athene Holding Ltd	4,154
49,119		Axis Capital Holdings Ltd	2,930
1,273,321	*	Berkshire Hathaway, Inc (Class B)	271,434
80,775	*	Brighthouse Financial, Inc	2,964
144,728		Brown & Brown, Inc	4,848
298,697		Chubb Ltd	43,995
102,852		Cincinnati Financial Corp	10,663
296

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
32,879	*,e	Citizens, Inc (Class A)	$240
17,827		CNA Financial Corp	839
123,157		Conseco, Inc	2,054
7,812		Donegal Group, Inc (Class A)	119
11,930	*	eHealth, Inc	1,027
6,754		EMC Insurance Group, Inc	243
23,170		Employers Holdings, Inc	979
8,013	*	Enstar Group Ltd	1,397
17,977		Erie Indemnity Co (Class A)	4,571
26,539		Everest Re Group Ltd	6,560
7,071		FBL Financial Group, Inc (Class A)	451
10,321		FedNat Holding Co	147
67,815		First American Financial Corp	3,642
172,857		FNF Group	6,966
339,186	*	Genworth Financial, Inc (Class A)	1,258
6,929		Global Indemnity Ltd	215
6,616	e	Goosehead Insurance, Inc	316
20,683	*	Greenlight Capital Re Ltd (Class A)	176
7,438	*	Hallmark Financial Services	106
26,224		Hanover Insurance Group, Inc	3,365
226,634		Hartford Financial Services Group, Inc	12,628
5,533		HCI Group, Inc	224
8,194	*,e	Health Insurance Innovations, Inc	212
18,411		Heritage Insurance Holdings, Inc	284
29,606		Horace Mann Educators Corp	1,193
5,237		Independence Holding Co	203
1,119		Investors Title Co	187
12,617		James River Group Holdings Ltd	592
38,336		Kemper Corp	3,308
10,502		Kinsale Capital Group, Inc	961
137,254		Lincoln National Corp	8,846
177,981		Loews Corp	9,730
9,220	*	Markel Corp	10,046
330,400		Marsh & McLennan Cos, Inc	32,957
59,989	*	MBIA, Inc	558
20,342		Mercury General Corp	1,271
525,928		Metlife, Inc	26,123
35,673		National General Holdings Corp	818
1,551		National Western Life Group, Inc	399
7,308	*	NI Holdings, Inc	129
192,340		Old Republic International Corp	4,305
27,126		Primerica, Inc	3,254
179,527		Principal Financial Group	10,398
37,307		ProAssurance Corp	1,347
380,107		Progressive Corp	30,382
6,904		Protective Insurance Corp	120
268,880		Prudential Financial, Inc	27,157
37,637		Reinsurance Group of America, Inc (Class A)	5,873
28,312		RenaissanceRe Holdings Ltd	5,040
27,824		RLI Corp	2,385
11,093		Safety Insurance Group, Inc	1,055
42,211		Selective Insurance Group, Inc	3,161
11,039		State Auto Financial Corp	386
15,315		Stewart Information Services Corp	620
297

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
51,271	*	Third Point Reinsurance Ltd	$529
22,143		Tiptree Financial, Inc	140
70,371		Torchmark Corp	6,295
170,412		Travelers Cos, Inc	25,480
15,868	*,e	Trupanion, Inc	573
16,104		United Fire & Casualty Co	780
12,682		United Insurance Holdings Corp	181
22,402		Universal Insurance Holdings, Inc	625
127,358		UnumProvident Corp	4,273
89,718		W.R. Berkley Corp	5,915
13,074	*	Watford Holdings Ltd	358
1,751		White Mountains Insurance Group Ltd	1,789
82,679		Willis Towers Watson plc	15,836
		TOTAL INSURANCE	795,676

MATERIALS - 3.0%
15,014	e	Advanced Emissions Solutions, Inc	190
22,501	*	AdvanSix, Inc	550
143,595		Air Products & Chemicals, Inc	32,506
228,124	*,e	AK Steel Holding Corp	541
66,965	e	Albemarle Corp	4,715
122,406	*	Alcoa Corp	2,866
78,013	*	Allegheny Technologies, Inc	1,966
20,501		American Vanguard Corp	316
36,989		Aptargroup, Inc	4,599
13,288		Ardagh Group S.A.	233
43,629		Ashland Global Holdings, Inc	3,489
57,376		Avery Dennison Corp	6,637
134,265	*	Axalta Coating Systems Ltd	3,997
23,190		Balchem Corp	2,318
221,402		Ball Corp	15,496
79,377	*	Berry Plastics Group, Inc	4,174
27,727		Boise Cascade Co	779
31,457		Cabot Corp	1,501
31,590		Carpenter Technology Corp	1,516
79,323		Celanese Corp (Series A)	8,551
36,798	*	Century Aluminum Co	254
154,694		CF Industries Holdings, Inc	7,226
5,158		Chase Corp	555
96,050		Chemours Co	2,305
11,678	*	Clearwater Paper Corp	216
213,712	e	Cleveland-Cliffs, Inc	2,280
119,550	*	Coeur Mining, Inc	519
83,562		Commercial Metals Co	1,492
22,798		Compass Minerals International, Inc	1,253
495,838	*	Corteva, Inc	14,662
76,387	*	Crown Holdings, Inc	4,667
32,116		Domtar Corp	1,430
490,803		Dow, Inc	24,202
487,799		DuPont de Nemours, Inc	36,619
34,107		Eagle Materials, Inc	3,162
85,014		Eastman Chemical Co	6,617
163,398		Ecolab, Inc	32,261
298

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
159,281	*	Element Solutions, Inc	$1,647
60,041	*	Ferro Corp	949
47,286	*	Ferroglobe plc	0
40,724	*,e	Flotek Industries, Inc	135
83,295		FMC Corp	6,909
941,449		Freeport-McMoRan Copper & Gold, Inc (Class B)	10,930
17,819	*	FutureFuel Corp	208
48,995	*	GCP Applied Technologies, Inc	1,109
39,231	*	Gold Resource Corp	133
224,514		Graphic Packaging Holding Co	3,139
18,292		Greif, Inc (Class A)	595
3,993		Greif, Inc (Class B)	174
34,325		H.B. Fuller Co	1,593
7,923		Hawkins, Inc	344
9,402		Haynes International, Inc	299
335,463		Hecla Mining Co	604
143,018		Huntsman Corp	2,923
30,403	*	Ingevity Corp	3,198
14,138		Innophos Holdings, Inc	412
17,291		Innospec, Inc	1,578
69,358		International Flavors & Fragrances, Inc	10,063
264,086		International Paper Co	11,440
67,354	*	Intrepid Potash, Inc	226
12,178		Kaiser Aluminum Corp	1,189
15,231	*	Koppers Holdings, Inc	447
21,628	*	Kraton Polymers LLC	672
14,288		Kronos Worldwide, Inc	219
353,206		Linde plc	70,924
93,236	*	Livent Corp	645
80,217		Louisiana-Pacific Corp	2,103
15,120	*	LSB Industries, Inc	59
191,027		LyondellBasell Industries AF S.C.A	16,453
42,490		Martin Marietta Materials, Inc	9,777
14,781		Materion Corp	1,002
23,990		Minerals Technologies, Inc	1,284
233,459		Mosaic Co	5,843
18,118		Myers Industries, Inc	349
10,909		Neenah Paper, Inc	737
4,083		NewMarket Corp	1,637
522,170		Newmont Mining Corp	20,088
149,512	*	Novagold Resources Inc	1,153
198,297		Nucor Corp	10,926
119,149		Olin Corp	2,611
6,559		Olympic Steel, Inc	90
32,453	*	Omnova Solutions, Inc	202
38,461	*	Orion Engineered Carbons SA	823
90,414		Owens-Illinois, Inc	1,561
63,758		Packaging Corp of America	6,077
32,454		PH Glatfelter Co	548
58,890		PolyOne Corp	1,849
153,401		PPG Industries, Inc	17,903
20,162	*	PQ Group Holdings, Inc	320
9,399		Quaker Chemical Corp	1,907
31,957	e	Rayonier Advanced Materials, Inc	207
299

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
43,438		Reliance Steel & Aluminum Co	$4,110
41,577		Royal Gold, Inc	4,261
85,949		RPM International, Inc	5,252
8,418	*	Ryerson Holding Corp	70
19,399		Schnitzer Steel Industries, Inc (Class A)	508
20,766		Schweitzer-Mauduit International, Inc	689
24,552		Scotts Miracle-Gro Co (Class A)	2,418
109,559		Sealed Air Corp	4,687
23,291		Sensient Technologies Corp	1,711
54,872		Sherwin-Williams Co	25,147
33,528		Silgan Holdings, Inc	1,026
58,033		Sonoco Products Co	3,792
56,197		Southern Copper Corp (NY)	2,183
140,856		Steel Dynamics, Inc	4,254
14,267		Stepan Co	1,311
78,354	*	Summit Materials, Inc	1,508
48,451	*	SunCoke Energy, Inc	430
29,755	*,e	TimkenSteel Corp	242
15,246	*	Trecora Resources	146
19,671		Tredegar Corp	327
23,427		Trinseo S.A.	992
47,159		Tronox Holdings plc	603
4,630	*	UFP Technologies, Inc	193
1,357		United States Lime & Minerals, Inc	109
113,186	e	United States Steel Corp	1,733
11,048	*,e	US Concrete, Inc	549
16,839		Valhi, Inc	50
120,028		Valvoline, Inc	2,344
22,885	*	Verso Corp	436
84,861		Vulcan Materials Co	11,652
11,178		Warrior Met Coal, Inc	292
24,489		Westlake Chemical Corp	1,701
166,890		WestRock Co	6,086
31,289	*	Worthington Industries, Inc	1,260
41,116		WR Grace and Co	3,129
		TOTAL MATERIALS	570,074

MEDIA & ENTERTAINMENT - 7.3%
488,645		Activision Blizzard, Inc	23,064
194,399	*	Alphabet, Inc (Class A)	210,495
198,117	*	Alphabet, Inc (Class C)	214,146
213,593	*	Altice USA, Inc	5,201
39,663	e	AMC Entertainment Holdings, Inc	370
27,567	*	AMC Networks, Inc	1,502
2,913		Cable One, Inc	3,411
8,784	*	Cardlytics, Inc	228
10,137	*	Care.com, Inc	111
33,333	*	Cargurus, Inc	1,204
51,951	*	Cars.com, Inc	1,024
207,768		CBS Corp (Class B)	10,368
57,360	*	Central European Media Enterprises Ltd (Class A) (NASDAQ)	250
103,869	*	Charter Communications, Inc	41,047
300

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
76,895		Cinemark Holdings, Inc	$2,776
28,047	*	Clear Channel	132
2,923,754		Comcast Corp (Class A)	123,616
31,610	*	comScore, Inc	163
772	*,e	Daily Journal Corp	184
89,117	*,e	Discovery, Inc (Class A)	2,736
216,367	*	Discovery, Inc (Class C)	6,156
140,931	*	DISH Network Corp (Class A)	5,413
197,158	*	Electronic Arts, Inc	19,964
11,002		Emerald Expositions Events, Inc	123
88,350		Entercom Communications Corp (Class A)	512
50,932		Entravision Communications Corp (Class A)	159
20,620	*,e	Eros International plc	28
23,593	*	Eventbrite Inc	382
42,935		EW Scripps Co (Class A)	657
1,555,615	*	Facebook, Inc	300,234
10,504	*	Fluent, Inc	57
227,338		Fox Corp (Class A)	8,330
106,773		Fox Corp (Class B)	3,900
86,657		Gannett Co, Inc	707
68,741	*	GCI Liberty, Inc	4,225
54,344	*	Glu Mobile, Inc	390
46,930	*	Gray Television, Inc	769
11,523	*	Hemisphere Media Group, Inc	149
88,200	*	IAA, Inc	3,420
49,755	*	IAC/InterActiveCorp	10,823
42,177	*	Imax Corp	852
230,004		Interpublic Group of Cos, Inc	5,196
30,218		John Wiley & Sons, Inc (Class A)	1,386
7,655	*	Liberty Braves Group (Class A)	213
25,374	*	Liberty Braves Group (Class C)	710
17,476	*	Liberty Broadband Corp (Class A)	1,797
67,609	*	Liberty Broadband Corp (Class C)	7,046
29,453	*	Liberty Latin America Ltd (Class A)	508
77,076	*	Liberty Latin America Ltd (Class C)	1,325
15,619	*	Liberty Media Group (Class A)	560
123,792	*	Liberty Media Group (Class C)	4,631
50,898	*	Liberty SiriusXM Group (Class A)	1,924
102,962	*	Liberty SiriusXM Group (Class C)	3,911
53,282	*	Liberty TripAdvisor Holdings, Inc	661
37,150	e	Lions Gate Entertainment Corp (Class A)	455
71,817		Lions Gate Entertainment Corp (Class B)	834
88,266	*	Live Nation, Inc	5,848
9,932	*	Loral Space & Communications, Inc	343
13,200	*	Madison Square Garden Co	3,695
14,211		Marcus Corp	468
35,129	e	Match Group, Inc	2,363
37,799	*	MDC Partners, Inc	95
46,865	*	Meet Group, Inc	163
27,920	e	Meredith Corp	1,537
43,336	*	MSG Networks, Inc	899
46,358		National CineMedia, Inc	304
274,142	*	NetFlix, Inc	100,698
36,183		New Media Investment Group, Inc	342
301

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
89,935		New York Times Co (Class A)	$2,934
268,456		News Corp (Class A)	3,621
86,319		News Corp (Class B)	1,205
31,898		Nexstar Broadcasting Group, Inc (Class A)	3,222
146,186		Omnicom Group, Inc	11,980
20,643	*	QuinStreet, Inc	327
12,373	*	Reading International, Inc	161
13,437	*	Rosetta Stone, Inc	307
3,161		Saga Communications, Inc	99
19,984		Scholastic Corp	664
42,650		Sinclair Broadcast Group, Inc (Class A)	2,287
920,777	e	Sirius XM Holdings, Inc	5,138
76,688	*	Spotify Technology S.A.	10,545
73,771	*	Take-Two Interactive Software, Inc	8,375
12,153	*	TechTarget, Inc	258
156,124		TEGNA, Inc	2,365
52,414		Tribune Co	2,423
15,283		Tribune Publishing Co	122
71,015	*	TripAdvisor, Inc	3,287
44,667	*	TrueCar, Inc	244
489,505	*	Twitter, Inc	17,084
7,706	e	Viacom, Inc (Class A)	263
214,191		Viacom, Inc (Class B)	6,398
1,136,249		Walt Disney Co	158,666
15,148	*	WideOpenWest, Inc	110
27,047	e	World Wrestling Entertainment, Inc (Class A)	1,953
56,028	*	Yelp, Inc	1,915
38,071	*	Zillow Group, Inc (Class A)	1,742
76,096	*,e	Zillow Group, Inc (Class C)	3,530
549,506	*	Zynga, Inc	3,368
		TOTAL MEDIA & ENTERTAINMENT	1,411,783

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 7.7%
962,528		AbbVie, Inc	69,995
18,729	*	Abeona Therapeutics, Inc	90
70,913	*,e	Acadia Pharmaceuticals, Inc	1,896
18,841	*,e	Accelerate Diagnostics, Inc	431
22,847	*	Acceleron Pharma, Inc	939
86,253	*	Achillion Pharmaceuticals, Inc	231
14,790	*	Aclaris Therapeutics, Inc	32
31,389	*	Acorda Therapeutics, Inc	241
12,735	*,e	Adamas Pharmaceuticals, Inc	79
36,900	*	Adverum Biotechnologies, Inc	439
21,807	*	Aerie Pharmaceuticals, Inc	644
56,789	*,e	Agenus, Inc	170
206,481		Agilent Technologies, Inc	15,418
34,493	*,e	Agios Pharmaceuticals, Inc	1,721
25,712	*,e	Aimmune Therapeutics, Inc	535
10,845	*,e	Akcea Therapeutics, Inc	254
48,526	*	Akebia Therapeutics, Inc	235
64,824	*	Akorn, Inc	334
6,175	*	Albireo Pharma, Inc	199
34,164	*	Alder Biopharmaceuticals, Inc	402
302

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
142,239	*	Alexion Pharmaceuticals, Inc	$18,630
110,420	*	Alkermes plc	2,489
5,532	*,e	Allakos, Inc	240
213,422		Allergan plc	35,733
14,115	*,e	Allogene Therapeutics, Inc	379
68,830	*	Alnylam Pharmaceuticals, Inc	4,994
25,493	*	AMAG Pharmaceuticals, Inc	255
396,934		Amgen, Inc	73,147
128,302	*,e	Amicus Therapeutics, Inc	1,601
53,162	*	Amneal Pharmaceuticals, Inc	381
25,774	*	Amphastar Pharmaceuticals, Inc	544
12,566	*	AnaptysBio, Inc	709
5,767	*	ANI Pharmaceuticals, Inc	474
10,943	*	Anika Therapeutics, Inc	445
24,477	*	Apellis Pharmaceuticals, Inc	620
29,050	*	Aratana Therapeutics, Inc	150
20,717	*,e	Arcus Biosciences, Inc	165
22,973	*	Ardelyx, Inc	62
33,642	*	Arena Pharmaceuticals, Inc	1,972
58,861	*	Arqule, Inc	648
143,939	*	Array Biopharma, Inc	6,669
58,978	*,e	Arrowhead Research Corp	1,563
11,368	*	Arvinas, Inc	250
10,043	*	Assembly Biosciences, Inc	135
44,278	*	Assertio Therapeutics, Inc	153
27,557	*	Atara Biotherapeutics, Inc	554
28,525	*,e	Athenex, Inc	565
52,762	*,e	Athersys, Inc	89
21,700	*	Audentes Therapeutics, Inc	822
33,858	*	Avid Bioservices, Inc	190
15,727	*	Axsome Therapeutics, Inc	405
53,741	*	BioCryst Pharmaceuticals, Inc	204
52,671	*	BioDelivery Sciences International, Inc	245
125,861	*	Biogen Idec, Inc	29,435
18,525	*	Biohaven Pharmaceutical Holding Co Ltd	811
120,472	*	BioMarin Pharmaceutical, Inc	10,318
15,362	*	Bio-Rad Laboratories, Inc (Class A)	4,802
3,856	*	Biospecifics Technologies Corp	230
25,935		Bio-Techne Corp	5,407
56,186	*,e	BioTime, Inc	62
33,689	*,e	Bluebird Bio, Inc	4,285
28,144	*	Blueprint Medicines Corp	2,655
1,065,911		Bristol-Myers Squibb Co	48,339
76,600		Bruker BioSciences Corp	3,826
21,820	*	Calithera Biosciences, Inc	85
5,849	*,e	Calyxt, Inc	73
23,380	*	Cambrex Corp	1,094
19,366	*,e	Cara Therapeutics, Inc	416
21,908	*	CareDx, Inc	788
33,837	*,e	CASI Pharmaceuticals, Inc	108
90,837	*	Catalent, Inc	4,924
50,782	*	Catalyst Pharmaceuticals, Inc	195
457,387	*	Celgene Corp	42,281
34,386	*	Charles River Laboratories International, Inc	4,879
303

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
18,304	*	ChemoCentryx, Inc	$170
30,594	*	Chimerix, Inc	132
28,355	*,e	Clovis Oncology, Inc	422
23,538	*	Codexis, Inc	434
27,864	*	Coherus Biosciences, Inc	616
16,286	*	Collegium Pharmaceutical, Inc	214
11,239	*	Concert Pharmaceuticals, Inc	135
32,828	*,e	Corbus Pharmaceuticals Holdings, Inc	228
65,375	*,e	Corcept Therapeutics, Inc	729
15,295	*,e	Corium International, Inc	3
11,975	*,e	Cue Biopharma, Inc	108
9,501	*	Cyclerion Therapeutics, Inc	109
39,943	*	Cymabay Therapeutics, Inc	286
30,153	*	Cytokinetics, Inc	339
21,311	*	CytomX Therapeutics, Inc	239
5,156	*,e	Deciphera Pharmaceuticals, Inc	116
11,457	*,e	Denali Therapeutics, Inc	238
27,246	*,e	Dermira, Inc	260
30,105	*	Dicerna Pharmaceuticals, Inc	474
7,981	*	Dova Pharmaceuticals, Inc	113
35,256	*,e	Dynavax Technologies Corp	141
6,368	*	Eagle Pharmaceuticals, Inc	355
24,325	*	Editas Medicine, Inc	602
10,671	*	Eidos Therapeutics, Inc	332
238,191	*	Elanco Animal Health, Inc	8,051
559,796		Eli Lilly & Co	62,020
14,575	*,e	Eloxx Pharmaceuticals, Inc	145
24,015	*	Emergent Biosolutions, Inc	1,160
11,786	*	Enanta Pharmaceuticals, Inc	995
161,263	*	Endo International plc	664
29,818	*	Epizyme, Inc	374
9,694	*	Esperion Thereapeutics, Inc	451
79,297	*	Exact Sciences Corp	9,360
189,826	*	Exelixis, Inc	4,057
24,636	*	Fate Therapeutics, Inc	500
50,667	*	FibroGen, Inc	2,289
19,800	*	Five Prime Therapeutics, Inc	119
19,463	*,e	Flexion Therapeutics, Inc	239
20,851	*	Fluidigm Corp	257
5,695	*	G1 Therapeutics, Inc	175
14,071	*	Genomic Health, Inc	819
114,325	*,e	Geron Corp	161
835,632		Gilead Sciences, Inc	56,455
26,450	*,e	Global Blood Therapeutics, Inc	1,391
22,784	*	GlycoMimetics, Inc	272
12,922	*	Gossamer Bio, Inc	287
79,065	*	Halozyme Therapeutics, Inc	1,358
32,353	*	Heron Therapeutics, Inc	601
11,341	*	Homology Medicines, Inc	222
118,653	*	Horizon Pharma plc	2,855
96,259	*	Illumina, Inc	35,438
65,469	*	Immunogen, Inc	142
89,330	*,e	Immunomedics, Inc	1,239
304

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
116,540	*	Incyte Corp	$9,901
55,553	*	Innoviva, Inc	809
49,160	*,e	Inovio Pharmaceuticals, Inc	145
45,452	*	Insmed, Inc	1,164
10,757	*,e	Intellia Therapeutics, Inc	176
12,921	*,e	Intercept Pharmaceuticals, Inc	1,028
18,642	*	Intersect ENT, Inc	424
25,348	*	Intra-Cellular Therapies, Inc	329
39,434	*,e	Intrexon Corp	302
55,953	*	Invitae Corp	1,315
89,084	*	Ionis Pharmaceuticals, Inc	5,725
74,052	*	Iovance Biotherapeutics, Inc	1,816
114,676	*	IQVIA Holdings, Inc	18,451
95,014	*,e	Ironwood Pharmaceuticals, Inc	1,039
40,066	*	Jazz Pharmaceuticals plc	5,712
1,729,191		Johnson & Johnson	240,842
4,482	*	Jounce Therapeutics, Inc	22
47,099	*	Kadmon Holdings, Inc	97
5,857	*	Kala Pharmaceuticals, Inc	37
23,632	*,e	Karyopharm Therapeutics, Inc	142
15,620	*	Kindred Biosciences, Inc	130
5,660	*	Krystal Biotech Inc	228
10,057	*	Kura Oncology, Inc	198
12,410	*,e	La Jolla Pharmaceutical Co	115
19,506	*,e	Lannett Co, Inc	118
30,110	*,e	Lexicon Pharmaceuticals, Inc	189
14,752	*,e	Ligand Pharmaceuticals, Inc (Class B)	1,684
31,134		Luminex Corp	643
23,459	*	MacroGenics, Inc	398
3,934	*,e	Madrigal Pharmaceuticals, Inc	412
47,591	*	Mallinckrodt plc	437
94,899	*,e	MannKind Corp	109
24,678	*,e	Marinus Pharmaceuticals, Inc	102
49,764	*,e	Medicines Co	1,815
22,034	*,e	MediciNova, Inc	212
17,824	*	Medpace Holdings, Inc	1,166
10,086	*	MeiraGTx Holdings plc	271
1,676,652		Merck & Co, Inc	140,587
8,441	*	Mersana Therapeutics, Inc	34
16,303	*	Mettler-Toledo International, Inc	13,695
18,922	*	Minerva Neurosciences, Inc	107
12,275	*	Mirati Therapeutics, Inc	1,264
17,422	*,e	Moderna, Inc	255
53,355	*	Momenta Pharmaceuticals, Inc	664
350,312	*	Mylan NV	6,670
20,674	*	MyoKardia, Inc	1,037
46,607	*	Myriad Genetics, Inc	1,295
10,862	*	NanoString Technologies, Inc	330
19,889	*	Natera, Inc	549
106,507	*	Nektar Therapeutics	3,790
38,546	*	NeoGenomics, Inc	846
63,342	*	Neurocrine Biosciences, Inc	5,348
9,899	*,e	Novavax, Inc	58
13,115	*,e	Ocular Therapeutix, Inc	58
305

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
29,642	*,e	Omeros Corp	$465
238,337	*,e	Opko Health, Inc	582
10,903	*,e	Optinose, Inc	77
55,440	*	Pacific Biosciences of California, Inc	335
28,237	*	Pacira Pharmaceuticals, Inc	1,228
17,330	*,e	Paratek Pharmaceuticals, Inc	69
120,653	*	PDL BioPharma, Inc	379
73,051		PerkinElmer, Inc	7,038
92,108		Perrigo Co plc	4,386
3,621,380		Pfizer, Inc	156,878
12,927		Phibro Animal Health Corp	411
24,527	*	Pieris Pharmaceuticals, Inc	115
5,876	*,e	PolarityTE, Inc	34
36,240	*,e	Portola Pharmaceuticals, Inc	983
34,913	*	PRA Health Sciences, Inc	3,462
38,233	*	Prestige Brands Holdings, Inc	1,211
8,652	*	Principia Biopharma, Inc	287
51,583	*	Progenics Pharmaceuticals, Inc	318
27,579	*	Prothena Corp plc	292
25,096	*	PTC Therapeutics, Inc	1,129
20,506	*,e	Puma Biotechnology, Inc	261
149,997	*	QIAGEN NV	6,082
6,148	*	Quanterix Corp	208
8,205	*	Ra Pharmaceuticals, Inc	247
27,010	*	Radius Health, Inc	658
12,412	*	Reata Pharmaceuticals, Inc	1,171
8,471	*	Recro Pharma, Inc	86
53,535	*	Regeneron Pharmaceuticals, Inc	16,756
19,715	*	REGENXBIO, Inc	1,013
24,847	*	Repligen Corp	2,136
25,726	*	Retrophin, Inc	517
15,494	*	Revance Therapeutics, Inc	201
6,147	*	Rhythm Pharmaceuticals, Inc	135
86,450	*	Rigel Pharmaceuticals, Inc	226
14,146	*,e	Rocket Pharmaceuticals, Inc	212
22,395	*,e	Rubius Therapeutics, Inc	352
32,762	*	Sage Therapeutics, Inc	5,998
52,234	*	Sangamo Biosciences, Inc	563
42,194	*	Sarepta Therapeutics, Inc	6,411
70,004	*	Seattle Genetics, Inc	4,845
13,345	*,e	Seres Therapeutics, Inc	43
35,191	*	SIGA Technologies, Inc	200
6,168	*,e	Solid Biosciences, Inc	35
58,895	*,e	Sorrento Therapeutics, Inc	157
16,648	*	Spark Therapeutics, Inc	1,704
56,104	*	Spectrum Pharmaceuticals, Inc	483
12,168	*	Stemline Therapeutics, Inc	186
34,621	*	Supernus Pharmaceuticals, Inc	1,146
6,983	*	Syndax Pharmaceuticals, Inc	65
39,474	*	Syneos Health, Inc	2,017
9,466	*	Syros Pharmaceuticals, Inc	88
34,724	*,e	TG Therapeutics, Inc	300
114,084	*,e	TherapeuticsMD, Inc	297
306

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
29,259	*,e	Theravance Biopharma, Inc	$478
260,940		Thermo Fisher Scientific, Inc	76,633
6,159	*	Tocagen, Inc	41
18,965	*	Translate Bio, Inc	240
7,799	*	Tricida, Inc	308
13,734	*	Twist Bioscience Corp	398
68,656	*,e	Tyme Technologies, Inc	84
28,669	*	Ultragenyx Pharmaceutical, Inc	1,820
28,234	*	United Therapeutics Corp	2,204
16,428	*,e	UNITY Biotechnology, Inc	156
12,098	*	UroGen Pharma Ltd	435
31,395	*	Vanda Pharmaceuticals, Inc	442
16,367	*	Veracyte, Inc	467
24,994	*	Vericel Corp	472
168,688	*	Vertex Pharmaceuticals, Inc	30,934
29,514	*,e	Viking Therapeutics, Inc	245
8,673	*	Voyager Therapeutics, Inc	236
44,761	*	Waters Corp	9,634
8,910	*	WaVe Life Sciences Pte Ltd	232
27,098	*	Xencor, Inc	1,109
13,141	*	Y-mAbs Therapeutics, Inc	301
90,754	*,e	ZIOPHARM Oncology, Inc	529
315,959		Zoetis, Inc	35,858
17,421	*,e	Zogenix, Inc	832
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	1,486,527

REAL ESTATE - 4.0%
60,331		Acadia Realty Trust	1,651
18,415		Agree Realty Corp	1,179
47,563		Alexander & Baldwin, Inc	1,099
1,329		Alexander’s, Inc	492
73,674		Alexandria Real Estate Equities, Inc	10,395
8,343	*,e	Altisource Portfolio Solutions S.A.	164
28,646		American Assets Trust, Inc	1,350
96,842		American Campus Communities, Inc	4,470
68,972		American Finance Trust, Inc	752
164,177		American Homes 4 Rent	3,991
285,702		American Tower Corp	58,412
124,274		Americold Realty Trust	4,029
102,599		Apartment Investment & Management Co	5,142
113,878	*	Apple Hospitality REIT, Inc	1,806
31,681		Armada Hoffler Properties, Inc	524
56,474		Ashford Hospitality Trust, Inc	168
90,146		AvalonBay Communities, Inc	18,316
16,903		Bluerock Residential Growth REIT, Inc	199
98,458		Boston Properties, Inc	12,701
20,771		BraeMar Hotels & Resorts, Inc	206
121,360		Brandywine Realty Trust	1,738
218,369		Brixmor Property Group, Inc	3,904
71,996		Brookfield Property REIT, Inc	1,360
61,667		Camden Property Trust	6,437
50,740		CareTrust REIT, Inc	1,207
29,192		CatchMark Timber Trust, Inc	305
124,137	e	CBL & Associates Properties, Inc	129
307

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
217,508	*	CBRE Group, Inc	$11,158
62,949		Cedar Realty Trust, Inc	167
28,285		Chatham Lodging Trust	534
40,024		Chesapeake Lodging Trust	1,137
21,833		City Office REIT, Inc	262
10,462		Clipper Realty, Inc	117
350,580		Colony Capital, Inc	1,753
83,894		Columbia Property Trust, Inc	1,740
9,586		Community Healthcare Trust, Inc	378
3,235		Consolidated-Tomoka Land Co	193
86,682		CoreCivic, Inc	1,800
9,299	e	CorEnergy Infrastructure Trust, Inc	369
7,951		CorePoint Lodging, Inc	99
24,799		Coresite Realty	2,856
72,219		Corporate Office Properties Trust	1,904
101,092	*	Cousins Properties, Inc	3,657
270,162		Crown Castle International Corp	35,216
114,248		CubeSmart	3,820
66,192	*	Cushman & Wakefield plc	1,184
72,671		CyrusOne, Inc	4,195
144,818		DiamondRock Hospitality Co	1,497
134,391		Digital Realty Trust, Inc	15,830
102,445		Douglas Emmett, Inc	4,081
236,841		Duke Realty Corp	7,487
26,096		Easterly Government Properties, Inc	473
23,492		EastGroup Properties, Inc	2,725
87,790		Empire State Realty Trust, Inc	1,300
45,571		Entertainment Properties Trust	3,399
53,603		Equinix, Inc	27,031
62,602		Equity Commonwealth	2,036
56,851		Equity Lifestyle Properties, Inc	6,898
232,924		Equity Residential	17,684
23,787		Essential Properties Realty Trust, Inc	477
42,504		Essex Property Trust, Inc	12,408
77,495		Extra Space Storage, Inc	8,222
19,962	e	Farmland Partners, Inc	141
48,478		Federal Realty Investment Trust	6,242
80,676		First Industrial Realty Trust, Inc	2,964
425	*	Forestar Group, Inc	8
44,705		Four Corners Property Trust, Inc	1,222
72,511		Franklin Street Properties Corp	535
37,147		Front Yard Residential Corp	454
4,942	*	FRP Holdings, Inc	276
124,798		Gaming and Leisure Properties, Inc	4,865
87,896		Geo Group, Inc	1,847
18,198		Getty Realty Corp	560
17,811		Gladstone Commercial Corp	378
10,990		Global Medical REIT, Inc	115
44,961		Global Net Lease, Inc	882
35,286		Hannon Armstrong Sustainable Infrastructure Capital, Inc	994
322,762		HCP, Inc	10,322
82,789		Healthcare Realty Trust, Inc	2,593
142,087		Healthcare Trust of America, Inc	3,897
308

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
27,708		Hersha Hospitality Trust	$458
14,600		HFF, Inc (Class A)	664
71,000		Highwoods Properties, Inc	2,932
94,726		Hospitality Properties Trust	2,368
476,733		Host Marriott Corp	8,686
24,727	*	Howard Hughes Corp	3,062
113,109		Hudson Pacific Properties	3,763
48,914		Independence Realty Trust, Inc	566
34,891		Industrial Logistics Properties Trust	726
4,353		Innovative Industrial Properties, Inc	538
9,060		Investors Real Estate Trust	532
250,063		Invitation Homes, Inc	6,684
190,342		Iron Mountain, Inc	5,958
49,646		iStar Financial, Inc	617
79,348		JBG SMITH Properties	3,122
6,203		Jernigan Capital, Inc	127
28,591		Jones Lang LaSalle, Inc	4,022
84,885		Kennedy-Wilson Holdings, Inc	1,746
61,892		Kilroy Realty Corp	4,568
269,965		Kimco Realty Corp	4,989
55,102		Kite Realty Group Trust	834
51,720		Lamar Advertising Co	4,174
144,484		Lexington Realty Trust	1,360
90,704		Liberty Property Trust	4,539
25,812		Life Storage, Inc	2,454
26,668		LTC Properties, Inc	1,218
92,755		Macerich Co	3,106
65,387		Mack-Cali Realty Corp	1,523
11,498	*	Marcus & Millichap, Inc	355
4,532	*	Maui Land & Pineapple Co, Inc	47
253,278		Medical Properties Trust, Inc	4,417
77,362		Mid-America Apartment Communities, Inc	9,110
50,307		Monmouth Real Estate Investment Corp (Class A)	682
19,871		National Health Investors, Inc	1,551
98,822		National Retail Properties, Inc	5,239
31,451		National Storage Affiliates Trust	910
55,714		New Senior Investment Group, Inc	374
93,396		Newmark Group, Inc	839
12,730		NexPoint Residential Trust, Inc	527
42,262		NorthStar Realty Europe Corp	694
23,677		Office Properties Income Trust	622
144,310		Omega Healthcare Investors, Inc	5,303
9,027		One Liberty Properties, Inc	261
97,077		Outfront Media, Inc	2,504
141,733		Paramount Group, Inc	1,986
136,729		Park Hotels & Resorts, Inc	3,768
85,851		Pebblebrook Hotel Trust	2,419
52,388	e	Pennsylvania REIT	341
107,460		Physicians Realty Trust	1,874
72,743		Piedmont Office Realty Trust, Inc	1,450
47,001		Potlatch Corp	1,832
21,687		Preferred Apartment Communities, Inc	324
413,024		Prologis, Inc	33,083
13,748		PS Business Parks, Inc	2,317
309

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
95,840		Public Storage, Inc	$22,826
34,553		QTS Realty Trust, Inc	1,596
89,792		Rayonier, Inc	2,721
13,117		Re/Max Holdings, Inc	403
75,694	e	Realogy Holdings Corp	548
204,582		Realty Income Corp	14,110
40,113	*,e	Redfin Corp	721
100,880		Regency Centers Corp	6,733
78,162		Retail Opportunities Investment Corp	1,339
173,060		Retail Properties of America, Inc	2,035
10,654		Retail Value, Inc	371
67,055		Rexford Industrial Realty, Inc	2,707
92,471		RLJ Lodging Trust	1,640
5,123		RMR Group, Inc	241
57,913		RPT Realty	701
31,992		Ryman Hospitality Properties	2,594
116,469		Sabra Healthcare REIT, Inc	2,293
7,521		Safehold, Inc	227
6,451		Saul Centers, Inc	362
72,235	*	SBA Communications Corp	16,241
136,618		Senior Housing Properties Trust	1,130
18,501	e	Seritage Growth Properties	795
200,450		Simon Property Group, Inc	32,024
103,764		SITE Centers Corp	1,374
58,281		SL Green Realty Corp	4,684
28,096		Spirit MTA REIT	234
56,193		Spirit Realty Capital, Inc	2,397
33,773	*	St. Joe Co	584
64,412		STAG Industrial, Inc	1,948
121,165		STORE Capital Corp	4,021
4,495	*	Stratus Properties, Inc	146
73,018		Summit Hotel Properties, Inc	838
52,001		Sun Communities, Inc	6,666
159,024		Sunstone Hotel Investors, Inc	2,180
67,688	e	Tanger Factory Outlet Centers, Inc	1,097
41,435		Taubman Centers, Inc	1,692
12,164	*	Tejon Ranch Co	202
35,329		Terreno Realty Corp	1,733
175,727		UDR, Inc	7,888
20,169		UMH Properties, Inc	250
119,952	e	Uniti Group, Inc	1,140
9,264		Universal Health Realty Income Trust	787
70,770		Urban Edge Properties	1,226
20,808		Urstadt Biddle Properties, Inc (Class A)	437
236,538		Ventas, Inc	16,167
661,427		VEREIT, Inc	5,959
241,895		VICI Properties, Inc	5,331
109,042		Vornado Realty Trust	6,990
134,922	e	Washington Prime Group, Inc	515
53,425		Washington REIT	1,428
67,227		Weingarten Realty Investors	1,843
263,397		Welltower, Inc	21,475
484,128		Weyerhaeuser Co	12,752
310

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
25,132	*	Whitestone REIT	$319
109,722		WP Carey, Inc	8,907
79,064		Xenia Hotels & Resorts, Inc	1,648
		TOTAL REAL ESTATE	761,889

RETAILING - 6.0%
18,290	*	1-800-FLOWERS.COM, Inc (Class A)	345
45,849		Aaron’s, Inc	2,816
51,631		Abercrombie & Fitch Co (Class A)	828
46,868		Advance Auto Parts, Inc	7,224
269,218	*	Amazon.com, Inc	509,799
117,400		American Eagle Outfitters, Inc	1,984
5,481	*	America’s Car-Mart, Inc	472
5,528	*	Asbury Automotive Group, Inc	466
117,039	*	Ascena Retail Group, Inc	71
17,984	*,e	At Home Group, Inc	120
36,032	*	Autonation, Inc	1,511
16,378	*	AutoZone, Inc	18,007
29,015	*	Barnes & Noble Education, Inc	97
40,294		Barnes & Noble, Inc	270
76,045	e	Bed Bath & Beyond, Inc	884
148,525		Best Buy Co, Inc	10,357
20,052		Big Lots, Inc	574
86,634	*	BJ’s Wholesale Club Holdings, Inc	2,287
28,114	*	Booking Holdings, Inc	52,706
9,762	*	Boot Barn Holdings, Inc	348
14,004	e	Buckle, Inc	242
44,520	*	Burlington Stores, Inc	7,575
28,267		Caleres, Inc	563
22,123	e	Camping World Holdings, Inc	275
111,632	*	CarMax, Inc	9,693
21,643	*,e	Carvana Co	1,355
12,003		Cato Corp (Class A)	148
83,036		Chico’s FAS, Inc	280
12,596	e	Children’s Place Retail Stores, Inc	1,201
11,556		Citi Trends, Inc	169
13,169	*	Conn’s, Inc	235
11,400	*	Container Store Group, Inc	83
33,096		Core-Mark Holding Co, Inc	1,315
49,292		Designer Brands, Inc	945
52,804		Dick’s Sporting Goods, Inc	1,829
3,340	e	Dillard’s, Inc (Class A)	208
171,998		Dollar General Corp	23,247
154,566	*	Dollar Tree, Inc	16,599
7,236	*,e	Duluth Holdings, Inc	98
536,633		eBay, Inc	21,197
75,173	*	Etsy, Inc	4,613
74,446		Expedia, Inc	9,904
55,323	*	Express Parent LLC	151
34,498	*	Five Below, Inc	4,140
38,520	*	Floor & Decor Holdings, Inc	1,614
71,401		Foot Locker, Inc	2,993
10,965	*	Funko, Inc	266
6,584	*,e	Gaia, Inc	50
311

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
67,461	e	GameStop Corp (Class A)	$369
130,367		Gap, Inc	2,343
13,677	*	Genesco, Inc	578
91,234		Genuine Parts Co	9,450
50,651	*,e	GNC Holdings, Inc	76
5,257		Group 1 Automotive, Inc	430
244,899	*	Groupon, Inc	877
60,011	*	GrubHub, Inc	4,680
44,451		Guess?, Inc	718
13,840		Haverty Furniture Cos, Inc	236
16,994	*	Hibbett Sports, Inc	309
717,420		Home Depot, Inc	149,202
27,375	*	Hudson Ltd	377
228,517	*,e	JC Penney Co, Inc	261
101,978		Kohl’s Corp	4,849
139,756		L Brands, Inc	3,648
9,431	*	Lands’ End, Inc	115
9,177	*	Leaf Group Ltd	68
39,468	*	Liberty Expedia Holdings, Inc	1,886
19,090	*	Liquidity Services, Inc	116
10,868		Lithia Motors, Inc (Class A)	1,291
193,627	*	LKQ Corp	5,152
518,739		Lowe’s Companies, Inc	52,346
19,294	*,e	Lumber Liquidators, Inc	223
199,770		Macy’s, Inc	4,287
18,578	*	MarineMax, Inc	305
61,561	*	Michaels Cos, Inc	536
23,604		Monro Muffler, Inc	2,013
16,896	*	Murphy USA, Inc	1,420
32,478	*	National Vision Holdings, Inc	998
70,237	e	Nordstrom, Inc	2,238
375,116		Office Depot, Inc	773
34,400	*	Ollie’s Bargain Outlet Holdings, Inc	2,997
51,273	*	O’Reilly Automotive, Inc	18,936
12,199	*,e	Overstock.com, Inc	166
17,507	*,e	Party City Holdco, Inc	128
12,813		Penske Auto Group, Inc	606
14,105	e	PetMed Express, Inc	221
24,507		Pool Corp	4,681
53,361	*	Quotient Technology, Inc	573
260,506	*	Qurate Retail Group, Inc QVC Group	3,228
30,873	*	Rent-A-Center, Inc	822
10,459	*,e	RH	1,209
233,920		Ross Stores, Inc	23,186
30,967	*	Rubicon Project, Inc	197
66,571	*,e	Sally Beauty Holdings, Inc	888
2,356	e	Shoe Carnival, Inc	65
18,402	*	Shutterfly, Inc	930
13,499		Shutterstock, Inc	529
38,798		Signet Jewelers Ltd	694
15,272	*	Sleep Number Corp	617
20,728		Sonic Automotive, Inc (Class A)	484
19,952	*	Sportsman’s Warehouse Holdings, Inc	75
312

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
11,437	*	Stamps.com, Inc	$518
27,087	*	Stitch Fix Inc	867
26,598	e	Tailored Brands, Inc	153
324,312		Target Corp	28,089
78,944		Tiffany & Co	7,392
24,339		Tile Shop Holdings, Inc	97
6,790		Tilly’s, Inc	52
790,106		TJX Companies, Inc	41,781
81,030		Tractor Supply Co	8,816
37,822	*	Ulta Beauty, Inc	13,120
50,352	*	Urban Outfitters, Inc	1,146
33,890	*	Waitr Holdings Inc	213
38,206	*,e	Wayfair, Inc	5,578
5,214		Weyco Group, Inc	139
56,628	e	Williams-Sonoma, Inc	3,681
1,945		Winmark Corp	337
11,661	*	Zumiez, Inc	304
		TOTAL RETAILING	1,147,839

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.5%
13,345	*	Acacia Communications, Inc	629
26,575	*	Advanced Energy Industries, Inc	1,495
651,395	*	Advanced Micro Devices, Inc	19,783
15,539	*	Alpha & Omega Semiconductor Ltd	145
23,188	*	Ambarella, Inc	1,023
73,241	*	Amkor Technology, Inc	546
241,286		Analog Devices, Inc	27,234
616,861		Applied Materials, Inc	27,703
14,361	*	Aquantia Corp	187
20,849	*	Axcelis Technologies, Inc	314
26,991	*	AXT, Inc	107
251,405		Broadcom, Inc	72,369
49,923		Brooks Automation, Inc	1,935
18,819		Cabot Microelectronics Corp	2,072
15,710	*	Ceva, Inc	383
46,452	*	Cirrus Logic, Inc	2,030
26,675		Cohu, Inc	412
70,502	*	Cree, Inc	3,961
236,910		Cypress Semiconductor Corp	5,269
28,713	*	Diodes, Inc	1,044
14,071	*	DSP Group, Inc	202
86,577		Entegris, Inc	3,231
49,996	*	First Solar, Inc	3,284
51,293	*	Formfactor, Inc	804
8,421	*	Ichor Holdings Ltd	199
13,074	*,e	Impinj, Inc	374
29,376	*	Inphi Corp	1,472
2,916,483		Intel Corp	139,612
102,996		Kla-Tencor Corp	12,174
100,268		Lam Research Corp	18,834
75,431	*	Lattice Semiconductor Corp	1,101
29,103	*	MA-COM Technology Solutions	440
425,994		Marvell Technology Group Ltd	10,168
173,048		Maxim Integrated Products, Inc	10,352
313

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
43,500	*	MaxLinear, Inc	$1,020
148,473	e	Microchip Technology, Inc	12,873
720,687	*	Micron Technology, Inc	27,811
31,711		MKS Instruments, Inc	2,470
28,750		Monolithic Power Systems, Inc	3,904
18,167	*	Nanometrics, Inc	631
21,168	*	NeoPhotonics Corp Ltd	89
3,184		NVE Corp	222
379,293		NVIDIA Corp	62,291
279,225	*	ON Semiconductor Corp	5,643
20,605	*	PDF Solutions, Inc	270
46,544	*	Photronics, Inc	382
20,135		Power Integrations, Inc	1,614
75,484	*	Qorvo, Inc	5,028
789,855		Qualcomm, Inc	60,084
79,664	*	Rambus, Inc	959
22,659	*	Rudolph Technologies, Inc	626
47,350	*	Semtech Corp	2,275
28,958	*	Silicon Laboratories, Inc	2,994
109,883		Skyworks Solutions, Inc	8,491
2,025	*	SMART Global Holdings, Inc	47
42,585	*,e	SunPower Corp	455
114,074		Teradyne, Inc	5,465
610,237		Texas Instruments, Inc	70,031
23,500	*	Ultra Clean Holdings	327
27,466	e	Universal Display Corp	5,165
34,384	*	Veeco Instruments, Inc	420
67,027		Versum Materials, Inc	3,457
166,285		Xilinx, Inc	19,608
35,485		Xperi Corp	731
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	676,271

SOFTWARE & SERVICES - 12.3%
36,774	*	2U, Inc	1,384
65,506	*	8x8, Inc	1,579
32,215	*	A10 Networks, Inc	220
416,817		Accenture plc	77,015
86,241	*	ACI Worldwide, Inc	2,962
316,960	*	Adobe, Inc	93,392
102,915	*	Akamai Technologies, Inc	8,248
14,717	*	Alarm.com Holdings, Inc	787
32,517		Alliance Data Systems Corp	4,557
16,908	*	Altair Engineering, Inc	683
29,506	*,e	Alteryx, Inc	3,220
11,882	*	Amber Road, Inc	155
86,274		Amdocs Ltd	5,357
15,720	*	American Software, Inc (Class A)	207
53,266	*	Anaplan, Inc	2,688
54,342	*	Ansys, Inc	11,130
5,867	*	Appfolio, Inc	600
20,140	*	Appian Corp	726
44,157	*	Aspen Technology, Inc	5,488
64,859	*	Atlassian Corp plc	8,486
314

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
145,747	*	Autodesk, Inc	$23,742
281,714		Automatic Data Processing, Inc	46,576
27,680	*	Avalara, Inc	1,998
70,813	*	Avaya Holdings Corp	843
11,374	*	Benefitfocus, Inc	309
96,845	*	Black Knight, Inc	5,825
34,044		Blackbaud, Inc	2,843
21,965	*	Blackline, Inc	1,175
87,893		Booz Allen Hamilton Holding Co	5,819
29,562	*	Bottomline Technologies, Inc	1,308
86,219	*	Box, Inc	1,518
20,694	*	Brightcove, Inc	214
77,769		Broadridge Financial Solutions, Inc	9,930
17,838	*	CACI International, Inc (Class A)	3,649
184,754	*	Cadence Design Systems, Inc	13,082
5,472	*,e	Carbon Black, Inc	91
18,030	*	Carbonite, Inc	470
33,955	*	Cardtronics plc	928
10,596		Cass Information Systems, Inc	514
76,663		CDK Global, Inc	3,790
38,326	*	Ceridian HCM Holding, Inc	1,924
15,814	*	ChannelAdvisor Corp	139
26,536	*	Cision Ltd	311
86,913		Citrix Systems, Inc	8,530
114,390	*,e	Cloudera, Inc	602
368,994		Cognizant Technology Solutions Corp (Class A)	23,391
28,135	*	Commvault Systems, Inc	1,396
137,713	*	Conduent, Inc	1,321
37,259	*	Cornerstone OnDemand, Inc	2,158
36,045	*	Coupa Software, Inc	4,564
24,883		CSG Systems International, Inc	1,215
7,264	*,e	Digimarc Corp	322
49,997	*	Digital Turbine, Inc	250
99,229	*	DocuSign, Inc	4,933
11,005	*	Domo, Inc	301
137,416	*	Dropbox, Inc	3,442
166,357		DXC Technology Co	9,175
17,480	e	Ebix, Inc	878
24,228	*,e	Elastic NV	1,809
43,380	*	Endurance International Group Holdings, Inc	208
30,234	*	Envestnet, Inc	2,067
34,220	*	EPAM Systems, Inc	5,923
30,598	*	Euronet Worldwide, Inc	5,148
21,053	*	Everbridge, Inc	1,883
45,885	*	Everi Holdings, Inc	547
44,094		EVERTEC, Inc	1,442
10,859	*	Evo Payments, Inc	342
32,121	*,e	Exela Technologies, Inc	70
21,916	*	ExlService Holdings, Inc	1,449
20,028	*	Fair Isaac Corp	6,289
210,147		Fidelity National Information Services, Inc	25,781
127,712	*	FireEye, Inc	1,891
48,580	*	First American Corp	2,032
370,406	*	First Data Corp	10,027
315

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
254,750	*	Fiserv, Inc	$23,223
37,675	*	Five9, Inc	1,932
55,426	*	FleetCor Technologies, Inc	15,566
19,555	*	ForeScout Technologies, Inc	662
92,111	*	Fortinet, Inc	7,077
58,348	*	Gartner, Inc	9,391
97,664		Genpact Ltd	3,720
103,518		Global Payments, Inc	16,576
111,509	*	GoDaddy, Inc	7,822
22,127	*,e	GTT Communications, Inc	389
52,363	*	Guidewire Software, Inc	5,309
17,956		Hackett Group, Inc	301
24,272	*	HubSpot, Inc	4,139
24,668	*	Information Services Group, Inc	78
15,324	*	Instructure, Inc	651
577,310		International Business Machines Corp	79,611
160,246		Intuit, Inc	41,877
33,493		j2 Global, Inc	2,977
51,199		Jack Henry & Associates, Inc	6,857
104,383		KBR, Inc	2,603
92,643		Leidos Holdings, Inc	7,398
50,961	*	Limelight Networks, Inc	138
40,701	*	Liveperson, Inc	1,141
44,500	*	LiveRamp Holdings, Inc	2,157
36,974		LogMeIn, Inc	2,724
48,035	*	Manhattan Associates, Inc	3,330
18,418		Mantech International Corp (Class A)	1,213
584,309		MasterCard, Inc (Class A)	154,567
36,930		MAXIMUS, Inc	2,679
4,923,513		Microsoft Corp	659,554
6,844	*	MicroStrategy, Inc (Class A)	981
22,456	*	Mitek Systems, Inc	223
40,466	*	MobileIron, Inc	251
14,483	*	Model N, Inc	282
15,530	*	MongoDB, Inc	2,362
29,292		Monotype Imaging Holdings, Inc	493
30,028	*	New Relic, Inc	2,598
46,584		NIC, Inc	747
176,319	*	Nuance Communications, Inc	2,816
92,944	*	Nutanix, Inc	2,411
66,319	*	Okta, Inc	8,191
21,489	*	OneSpan, Inc	305
1,495,137		Oracle Corp	85,178
6,520	*	Pagerduty, Inc	307
59,973	*	Palo Alto Networks, Inc	12,220
210,767		Paychex, Inc	17,344
31,529	*	Paycom Software, Inc	7,148
18,614	*	Paylocity Holding Corp	1,746
763,238	*	PayPal Holdings, Inc	87,360
19,229	*	Paysign Inc	257
26,462		Pegasystems, Inc	1,884
25,493	*	Perficient, Inc	875
95,646		Perspecta, Inc	2,239
316

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
40,409	*	Pluralsight, Inc	$1,225
13,412		Presidio, Inc	183
31,483		Progress Software Corp	1,373
34,295	*	Proofpoint, Inc	4,124
19,034	*	PROS Holdings, Inc	1,204
67,535	*	PTC, Inc	6,062
22,395	*	Q2 Holdings, Inc	1,710
7,729		QAD, Inc (Class A)	311
22,512	*	Qualys, Inc	1,960
31,056	*	Rapid7, Inc	1,796
42,414	*	RealPage, Inc	2,496
113,684	*	Red Hat, Inc	21,345
44,988	*	RingCentral, Inc	5,170
186,641		Sabre Corp	4,143
35,043	*	SailPoint Technologies Holding, Inc	702
479,076	*	salesforce.com, Inc	72,690
38,338		Science Applications International Corp	3,319
4,599	*,e	SecureWorks Corp	61
119,412	*	ServiceNow, Inc	32,787
4,906	*,e	ShotSpotter, Inc	217
55,308	*	Smartsheet, Inc	2,677
16,667	*,e	SolarWinds Corp	306
98,246	*	Splunk, Inc	12,354
12,246	*	SPS Commerce, Inc	1,252
216,363	*	Square, Inc	15,693
140,643		SS&C Technologies Holdings, Inc	8,102
54,194	*	SVMK, Inc	895
25,754	e	Switch, Inc	337
29,262	*	Sykes Enterprises, Inc	804
399,967		Symantec Corp	8,703
94,245	*	Synopsys, Inc	12,128
49,311	*	Tableau Software, Inc	8,187
27,913	*	Telaria, Inc	210
20,400	*	TeleNav, Inc	163
8,418	*,e	Tenable Holdings, Inc	240
76,002	*	Teradata Corp	2,725
85,228		TiVo Corp	628
117,407		Total System Services, Inc	15,060
24,614	*	Trade Desk, Inc	5,607
10,054		TTEC Holdings, Inc	468
6,516	*,e	Tucows, Inc	398
74,964	*	Twilio, Inc	10,221
24,426	*	Tyler Technologies, Inc	5,277
38,674	*,e	Unisys Corp	376
4,914	*	Upland Software, Inc	224
28,420	*,e	USA Technologies, Inc	211
18,823	*	Varonis Systems, Inc	1,166
45,384	*	Verint Systems, Inc	2,441
67,876	*	VeriSign, Inc	14,197
63,620	*	Verra Mobility Corp	833
32,131	*,e	VirnetX Holding Corp	200
19,953	*	Virtusa Corp	887
1,132,454		Visa, Inc (Class A)	196,538
50,493		VMware, Inc (Class A)	8,443
317

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
279,835		Western Union Co	$5,566
27,596	*	WEX, Inc	5,743
103,705	*	Workday, Inc	21,320
16,351	*	Workiva, Inc	950
201,106	*	Worldpay, Inc	24,646
55,032	*	Yext, Inc	1,106
69,807	*	Zendesk, Inc	6,215
42,422	*	Zix Corp	386
40,123	*	Zscaler, Inc	3,075
55,037	*	Zuora Inc	843
		TOTAL SOFTWARE & SERVICES	2,359,827

TECHNOLOGY HARDWARE & EQUIPMENT - 5.4%
74,639	*,e	3D Systems Corp	679
35,649		Adtran, Inc	544
16,323	*	Aerohive Networks, Inc	72
11,056	*	Agilysys, Inc	237
189,257		Amphenol Corp (Class A)	18,157
21,094	*	Anixter International, Inc	1,260
2,996,470		Apple, Inc	593,061
13,189	*,e	Applied Optoelectronics, Inc	136
36,466	*	Arista Networks, Inc	9,467
47,303	*	Arlo Technologies, Inc	190
48,820	*	Arrow Electronics, Inc	3,479
24,161	*	Avid Technology, Inc	220
63,498		Avnet, Inc	2,875
34,410		AVX Corp	571
19,362		Badger Meter, Inc	1,156
7,316		Bel Fuse, Inc (Class B)	126
30,293		Belden CDT, Inc	1,805
35,867		Benchmark Electronics, Inc	901
26,799	*	CalAmp Corp	313
28,887	*	Calix, Inc	189
9,824	*	Casa Systems, Inc	63
94,505		CDW Corp	10,490
88,003	*	Ciena Corp	3,620
2,867,700		Cisco Systems, Inc	156,949
8,964	*	Clearfield, Inc	119
110,414		Cognex Corp	5,298
17,685	*	Coherent, Inc	2,412
122,398	*	CommScope Holding Co, Inc	1,925
16,237		Comtech Telecommunications Corp	456
15,682	*	Control4 Corp	372
505,750		Corning, Inc	16,806
29,620	*	Cray, Inc	1,031
23,637		CTS Corp	652
27,847		Daktronics, Inc	172
98,960	*	Dell Technologies, Inc	5,027
53,560	*	Diebold, Inc	491
18,652	*	Digi International, Inc	236
39,659		Dolby Laboratories, Inc (Class A)	2,562
33,587	*	EchoStar Corp (Class A)	1,489
33,181	*	Electronics for Imaging, Inc	1,225
318

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
9,278	*	ePlus, Inc	$640
79,396	*	Extreme Networks, Inc	514
38,706	*	F5 Networks, Inc	5,637
26,560	*	Fabrinet	1,319
12,851	*	FARO Technologies, Inc	676
80,146	*	Finisar Corp	1,833
124,310	*,e	Fitbit, Inc	547
84,050		Flir Systems, Inc	4,547
58,321	*	Harmonic, Inc	324
874,985		Hewlett Packard Enterprise Co	13,081
1,003,379		HP, Inc	20,860
43,712	*	II-VI, Inc	1,598
21,661	*	Immersion Corp	165
103,799	*	Infinera Corp	302
25,682	*	Insight Enterprises, Inc	1,495
25,007		InterDigital, Inc	1,610
25,495	*	IPG Photonics Corp	3,933
18,293	*	Iteris, Inc	95
24,355	*	Itron, Inc	1,524
88,419		Jabil Circuit, Inc	2,794
201,956		Juniper Networks, Inc	5,378
32,485		Kemet Corp	611
121,590	*	Keysight Technologies, Inc	10,920
21,162	*	Kimball Electronics, Inc	344
64,648	*	Knowles Corp	1,184
10,929	*	KVH Industries, Inc	119
17,448		Littelfuse, Inc	3,087
51,429	*	Lumentum Holdings, Inc	2,747
25,950		Methode Electronics, Inc	741
107,024		Motorola Solutions, Inc	17,844
12,096		MTS Systems Corp	708
7,937	*	Napco Security Technologies, Inc	236
76,957		National Instruments Corp	3,231
68,992	*	NCR Corp	2,146
158,593		NetApp, Inc	9,785
23,887	*	Netgear, Inc	604
64,175	*	Netscout Systems, Inc	1,629
4,719	*	nLight, Inc	91
23,522	*	Novanta, Inc	2,218
12,827	*	OSI Systems, Inc	1,445
7,480	*,e	PAR Technology Corp	211
14,228		Park Electrochemical Corp	237
8,216		PC Connection, Inc	287
6,115	*	PC Mall, Inc	214
24,496		Plantronics, Inc	907
24,305	*	Plexus Corp	1,419
148,433	*	Pure Storage, Inc	2,267
37,508	*	Ribbon Communications, Inc	183
12,852	*	Rogers Corp	2,218
52,368	*	Sanmina Corp	1,586
17,777	*	Scansource, Inc	579
37,383	*	Stratasys Ltd	1,098
25,356	*	Synaptics, Inc	739
23,676		Synnex Corp	2,330
319

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
19,502	*	Tech Data Corp	$2,040
162,259	*	Trimble Navigation Ltd	7,319
66,124	*	TTM Technologies, Inc	674
9,730	e	Ubiquiti Networks, Inc	1,279
38,380	*,e	Viasat, Inc	3,102
165,919	*	Viavi Solutions, Inc	2,205
97,366		Vishay Intertechnology, Inc	1,608
9,508	*	Vishay Precision Group, Inc	386
197,112		Western Digital Corp	9,373
123,554		Xerox Corp	4,375
33,846	*	Zebra Technologies Corp (Class A)	7,090
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	1,029,121

TELECOMMUNICATION SERVICES - 1.9%
4,751,904		AT&T, Inc	159,236
7,918		ATN International, Inc	457
10,381	*	Bandwidth Inc	779
27,406	*	Boingo Wireless, Inc	493
707,474		CenturyLink, Inc	8,320
33,512	*	Cincinnati Bell, Inc	166
29,776		Cogent Communications Group, Inc	1,768
48,355	e	Consolidated Communications Holdings, Inc	238
57,416	*,e	Frontier Communications Corp	101
42,541	*,e	Gogo, Inc	169
23,607	*,e	Intelsat S.A.	459
60,764	*	Iridium Communications, Inc	1,413
13,047	*	Ooma, Inc	137
44,329	*	Orbcomm, Inc	321
7,472	*	pdvWireless, Inc	351
33,638		Shenandoah Telecom Co	1,296
14,641		Spok Holdings, Inc	220
368,092	*	Sprint Corp	2,418
70,982		Telephone & Data Systems, Inc	2,158
199,928	*	T-Mobile US, Inc	14,823
9,529	*	US Cellular Corp	426
2,693,889		Verizon Communications, Inc	153,902
143,849	*	Vonage Holdings Corp	1,630
134,804	*	Zayo Group Holdings, Inc	4,436
		TOTAL TELECOMMUNICATION SERVICES	355,717

TRANSPORTATION - 2.0%
37,928	*	Air Transport Services Group, Inc	925
77,886		Alaska Air Group, Inc	4,978
8,722		Allegiant Travel Co	1,252
5,749		Amerco, Inc	2,176
271,150		American Airlines Group, Inc	8,842
19,331		Arkansas Best Corp	543
16,948	*	Atlas Air Worldwide Holdings, Inc	757
41,208	*	Avis Budget Group, Inc	1,449
88,271		CH Robinson Worldwide, Inc	7,446
21,812		Copa Holdings S.A. (Class A)	2,128
23,634		Costamare, Inc	121
8,672	*	Covenant Transportation Group, Inc	128
320

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
505,910		CSX Corp	$39,142
14,173	*	Daseke, Inc	51
379,034		Delta Air Lines, Inc	21,510
28,818	*	Eagle Bulk Shipping, Inc	151
21,041	*	Echo Global Logistics, Inc	439
104,823		Expeditors International of Washington, Inc	7,952
159,852		FedEx Corp	26,246
20,963		Forward Air Corp	1,240
6,118	*	Genco Shipping & Trading Ltd	52
37,162	*	Genesee & Wyoming, Inc (Class A)	3,716
36,387		Hawaiian Holdings, Inc	998
33,759		Heartland Express, Inc	610
40,162	*,e	Hertz Global Holdings, Inc	641
21,791	*	Hub Group, Inc (Class A)	915
56,707		JB Hunt Transport Services, Inc	5,184
182,861	*	JetBlue Airways Corp	3,381
64,963		Kansas City Southern Industries, Inc	7,914
37,438	*	Kirby Corp	2,958
87,818		Knight-Swift Transportation Holdings, Inc	2,884
25,122		Landstar System, Inc	2,713
21,177	*	Lyft, Inc (Class A)	1,392
55,800		Macquarie Infrastructure Co LLC	2,262
23,235		Marten Transport Ltd	422
32,238		Matson, Inc	1,252
173,050		Norfolk Southern Corp	34,494
43,304		Old Dominion Freight Line	6,464
6,136		Park-Ohio Holdings Corp	200
29,335	*	Radiant Logistics, Inc	180
30,762		Ryder System, Inc	1,793
33,371	*	Safe Bulkers, Inc	52
18,094	*	Saia, Inc	1,170
22,723		Schneider National, Inc	414
40,927		Scorpio Bulkers, Inc	188
37,279		Skywest, Inc	2,262
321,924		Southwest Airlines Co	16,347
50,261	*	Spirit Airlines, Inc	2,399
117,286	*	Uber Technologies, Inc	5,440
460,871		Union Pacific Corp	77,938
154,858	*	United Continental Holdings, Inc	13,558
454,471		United Parcel Service, Inc (Class B)	46,933
6,297		Universal Truckload Services, Inc	141
14,010	*,e	US Xpress Enterprises, Inc	72
31,167	e	Werner Enterprises, Inc	969
59,513	*,e	XPO Logistics, Inc	3,440
23,809	*	YRC Worldwide, Inc	96
		TOTAL TRANSPORTATION	379,320

UTILITIES - 3.2%
451,060		AES Corp	7,560
30,256		Allete, Inc	2,518
148,965		Alliant Energy Corp	7,311
157,895		Ameren Corp	11,860
322,084		American Electric Power Co, Inc	28,347
25,230		American States Water Co	1,898
321

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
117,462		American Water Works Co, Inc	$13,626
134,955		Aqua America, Inc	5,583
8,231	*,e	AquaVenture Holdings Ltd	164
4,909		Artesian Resources Corp	182
92,825	*,e	Atlantic Power Corp	225
75,733		Atmos Energy Corp	7,994
27,653		Avangrid, Inc	1,396
33,562		Avista Corp	1,497
36,321		Black Hills Corp	2,839
15,011	*,e	Cadiz, Inc	169
35,650		California Water Service Group	1,805
338,271		Centerpoint Energy, Inc	9,685
11,318		Chesapeake Utilities Corp	1,075
24,011		Clearway Energy, Inc (Class A)	389
47,061		Clearway Energy, Inc (Class C)	793
188,591		CMS Energy Corp	10,921
8,405		Connecticut Water Service, Inc	586
213,086		Consolidated Edison, Inc	18,683
10,961		Consolidated Water Co, Inc	156
521,403		Dominion Resources, Inc	40,315
118,724		DTE Energy Co	15,182
473,983		Duke Energy Corp	41,824
205,070		Edison International	13,824
27,569		El Paso Electric Co	1,803
123,427		Entergy Corp	12,704
165,373		Evergy, Inc	9,947
203,372		Eversource Energy	15,407
629,117		Exelon Corp	30,160
345,369		FirstEnergy Corp	14,785
6,410		Global Water Resources, Inc	67
57,379		Hawaiian Electric Industries, Inc	2,499
30,421		Idacorp, Inc	3,055
119,020		MDU Resources Group, Inc	3,071
24,502		MGE Energy, Inc	1,791
11,759		Middlesex Water Co	697
44,613		National Fuel Gas Co	2,353
62,202		New Jersey Resources Corp	3,096
311,502		NextEra Energy, Inc	63,814
234,601		NiSource, Inc	6,757
14,483		Northwest Natural Holding Co	1,007
35,112		NorthWestern Corp	2,533
183,501		NRG Energy, Inc	6,445
142,240		OGE Energy Corp	6,054
36,272		ONE Gas, Inc	3,275
26,977		Ormat Technologies, Inc	1,710
27,545		Otter Tail Corp	1,455
50,689		Pattern Energy Group, Inc	1,170
313,259	*,b	PG&E Corp	7,180
73,930		Pinnacle West Capital Corp	6,956
55,254		PNM Resources, Inc	2,813
60,652		Portland General Electric Co	3,286
461,227		PPL Corp	14,303
324,557		Public Service Enterprise Group, Inc	19,090
322

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
11,616	*	Pure Cycle Corp	$123
4,887		RGC Resources, Inc	149
176,334		Sempra Energy	24,235
12,005		SJW Corp	730
58,642		South Jersey Industries, Inc	1,978
668,547		Southern Co	36,957
34,400		Southwest Gas Corp	3,083
7,544	e	Spark Energy, Inc	84
33,979		Spire, Inc	2,852
49,399		TerraForm Power, Inc	706
113,045		UGI Corp	6,038
10,272		Unitil Corp	615
255,191		Vistra Energy Corp	5,778
202,695		WEC Energy Group, Inc	16,899
334,606		Xcel Energy, Inc	19,906
9,006		York Water Co	322
		TOTAL UTILITIES	618,145

		TOTAL COMMON STOCKS	19,090,366
		(Cost $8,305,287)

RIGHTS / WARRANTS - 0.0%

COMMERCIAL & PROFESSIONAL SERVICES - 0.0%
80,085	†	Media General, Inc	0
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	0

MATERIALS - 0.0%
20,886	†	A Schulman, Inc	9
207,059	†	Pan American Silver Corp	47
		TOTAL MATERIALS	56

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.0%
4,045	†	Omthera Pharmaceuticals, Inc	3
6,981		Tobira Therapeutics, Inc	0	^
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	3

TRANSPORTATION - 0.0%
40,162	e	Hertz Global Holdings, Inc	78
		TOTAL TRANSPORTATION	78

		TOTAL RIGHTS / WARRANTS	137
		(Cost $715)

PRINCIPAL	ISSUER	RATE	MATURITY DATE
SHORT-TERM INVESTMENTS - 1.2%

GOVERNMENT AGENCY DEBT - 0.2%
$10,000,000	Federal Home Loan Bank (FHLB)	2.100%	07/01/19	10,000
33,088,000	FHLB	2.197	07/19/19	33,052
	TOTAL GOVERNMENT AGENCY DEBT			43,052

TREASURY DEBT - 0.3%
1,440,000	United States Treasury Bill	2.246	07/09/19	1,439
22,000,000	United States Treasury Bill	2.068	07/23/19	21,972
323

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)
$37,590,000		United States Treasury Bill	2.057%	08/15/19	$37,493
		TOTAL TREASURY DEBT			60,904

SHARES		COMPANY
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 0.7%
135,491,337	c	State Street Navigator Securities Lending Government Money Market Portfolio			135,491
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			135,491

		TOTAL SHORT-TERM INVESTMENTS			239,447
		(Cost $239,448)
		TOTAL INVESTMENTS - 100.5%			19,329,950
		(Cost $8,545,450)
		OTHER ASSETS & LIABILITIES, NET - (0.5)%			(99,801)
		NET ASSETS - 100.0%			$19,230,149

		Abbreviation(s):
REIT		Real Estate Investment Trust

^	Amount represents less than $1,000.
*	Non-income producing
†	Security is categorized as Level 3 in the fair value hierarchy.
b	In bankruptcy
c	Investments made with cash collateral received from securities on loan.
d	All or a portion of these securities have been segregated to cover margin requirements on open futures contracts.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $175,921,102.

Cost amounts are in thousands.

Futures contracts outstanding as of June 30, 2019 were as follows (notional amounts and values are in thousands):

Description	Number of long (short) contracts	Expiration date	Notional amount	Value	Unrealized appreciation (depreciation)
Russell 2000 E Mini Index	132	09/20/19	$10,268	$10,343	$75
S&P 500 E Mini Index	639	09/20/19	94,352	94,067	(285)
S&P Mid-Cap 400 E Mini Index	53	09/20/19	10,260	10,335	75
Total	824		$114,880	$114,745	$(135)
324

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

COLLEGE RETIREMENT EQUITIES FUND

BOND MARKET ACCOUNT

SCHEDULE OF INVESTMENTS (unaudited)

June 30, 2019

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE (000)
BANK LOAN OBLIGATIONS - 0.2%

CAPITAL GOODS - 0.0%
$313,861	i	Avolon TLB Borrower US LLC	LIBOR 1 M + 1.750%	4.130%	01/15/25	$313
1,466,250	i	Berry Global, Inc	LIBOR 1 M + 2.000%	4.490	01/19/24	1,451
1,385,930	i	TransDigm, Inc	LIBOR 3 M + 2.500%	4.830	08/22/24	1,356
		TOTAL CAPITAL GOODS				3,120

COMMERCIAL & PROFESSIONAL SERVICES - 0.0%
1,042,125	i	United Rentals North America, Inc	LIBOR 1 M + 1.750%	4.150	10/31/25	1,041
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES				1,041

CONSUMER DURABLES & APPAREL - 0.0%
888,750	i	Hanesbrands, Inc	LIBOR 1 M + 1.750%	4.190	12/16/24	889
1,485,000	i	Samsonite IP Holdings Sarl	LIBOR 1 M + 1.750%	4.150	04/25/25	1,449
		TOTAL CONSUMER DURABLES & APPAREL				2,338

CONSUMER SERVICES - 0.0%
488,750	i	1011778 BC / New Red Finance, Inc	LIBOR 1 M + 2.250%	4.650	02/16/24	485
461,994	i	Boyd Gaming Corp	LIBOR 1 W + 2.250%	4.620	09/15/23	459
1,185,720	i	Las Vegas Sands LLC	LIBOR 1 M + 1.750%	4.150	03/27/25	1,176
705,234	i	YUM! Brands	LIBOR 1 M + 1.750%	4.130	04/03/25	702
		TOTAL CONSUMER SERVICES				2,822

FOOD & STAPLES RETAILING - 0.0%
204,820	i	Albertsons LLC	LIBOR 1 M + 3.000%	5.400	06/22/23	204
		TOTAL FOOD & STAPLES RETAILING				204

FOOD, BEVERAGE & TOBACCO - 0.0%
595,227	i	Post Holdings, Inc	LIBOR 1 M + 2.000%	4.400	05/24/24	592
		TOTAL FOOD, BEVERAGE & TOBACCO				592

HEALTH CARE EQUIPMENT & SERVICES - 0.0%
122,500	i	Endo Luxembourg Finance I Co Sarl	LIBOR 1 M + 4.250%	6.690	04/29/24	115
1,039,264	i	Envision Healthcare Corp	LIBOR 1 M + 3.750%	6.150	10/10/25	916
163,504	i	Mallinckrodt International Finance S.A.	LIBOR 3 M + 2.750%	5.080	09/24/24	147
1,438,951	i	Team Health Holdings, Inc	LIBOR 1 M + 2.750%	5.150	02/06/24	1,272
		TOTAL HEALTH CARE EQUIPMENT & SERVICES				2,450

MATERIALS - 0.1%
492,500	i	Ineos US Finance LLC	LIBOR 1 M + 2.000%	4.400	03/31/24	485
1,197,000	i	Messer Industries USA, Inc	LIBOR 3 M + 2.500%	4.830	03/01/26	1,180
1,394,117	i	PolyOne Corp	LIBOR 1 M + 1.750%	4.161	01/30/26	1,389
448,875	i	Starfruit US Holdco LLC	LIBOR 1 M + 3.250%	5.670	10/01/25	441
		TOTAL MATERIALS				3,495

MEDIA & ENTERTAINMENT - 0.0%
725,000	i	CSC Holdings LLC	LIBOR 1 M + 3.000%	5.390	04/15/27	725
325

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL			ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE (000)
	$982,240	i	Lions Gate Capital Holdings LLC	LIBOR 1 M + 2.250%	4.650%	03/24/25	$974
	538,608	i	Nielsen Finance LLC	LIBOR 1 M + 2.000%	4.410	10/04/23	533
			TOTAL MEDIA & ENTERTAINMENT				2,232

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.0%
	478,750	i	Change Healthcare Holdings LLC	LIBOR 1 M + 2.750%	5.150	03/01/24	475
	1,378,028	i	Valeant Pharmaceuticals International, Inc	LIBOR 1 M + 3.000%	5.410	06/02/25	1,377
			TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES				1,852

REAL ESTATE - 0.1%
	1,389,500	i	DTZ US Borrower LLC	LIBOR 1 M + 3.250%	5.650	08/21/25	1,383
	1,880,270	i	MGM Growth Properties LLC	LIBOR 1 M + 2.000%	4.400	03/23/25	1,867
			TOTAL REAL ESTATE				3,250

SOFTWARE & SERVICES - 0.0%
	263,670	i	First Data Corp	LIBOR 1 M + 2.000%	4.400	07/08/22	263
	97,517	i	Sabre GLBL, Inc	LIBOR 1 M + 2.000%	4.400	02/22/24	97
			TOTAL SOFTWARE & SERVICES				360

TECHNOLOGY HARDWARE & EQUIPMENT - 0.0%
	1,488,665	i	Dell International LLC	LIBOR 1 M + 2.000%	4.410	09/07/23	1,480
	1,286,696	i	Plantronics, Inc	LIBOR 1 M + 2.500%	4.900	07/02/25	1,278
			TOTAL TECHNOLOGY HARDWARE & EQUIPMENT				2,758

TRANSPORTATION - 0.0%
	1,659,808	i	American Airlines, Inc	LIBOR 1 M + 2.000%	4.390	12/14/23	1,633
	541,337	i	Vouvray US Finance, LLC	LIBOR 1 M + 3.000%	5.400	03/11/24	472
			TOTAL TRANSPORTATION				2,105

UTILITIES - 0.0%
	750,000	i	Virgin Media Bristol LLC	LIBOR 1 M + 2.500%	4.890	01/15/26	747
			TOTAL UTILITIES				747

			TOTAL BANK LOAN OBLIGATIONS				29,366
			(Cost $29,976)

BONDS - 97.4%

CORPORATE BONDS - 31.7%

AUTOMOBILES & COMPONENTS - 0.3%
EUR	650,000	g	Adient Global Holdings Ltd		3.500	08/15/24	613
	$4,247,000		Aptiv plc		4.350	03/15/29	4,474
	3,300,000		General Motors Co		4.200	10/01/27	3,323
	6,950,000		General Motors Co		6.600	04/01/36	7,694
	3,350,000		General Motors Co		6.250	10/02/43	3,563
	6,500,000		General Motors Co		5.200	04/01/45	6,248
	1,925,000		General Motors Co		6.750	04/01/46	2,176
	50,000	g	Hyundai Capital America		3.250	09/20/22	51
	4,000,000	g	Hyundai Capital America		4.125	06/08/23	4,148
	4,600,000	g	Hyundai Capital America		2.750	09/27/26	4,333
EUR	400,000	g,o	IHO Verwaltungs GmbH		3.750	09/15/26	461
	$8,675,000		Magna International, Inc		3.625	06/15/24	9,076
			TOTAL AUTOMOBILES & COMPONENTS				46,160
326

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE (000)
BANKS - 6.7%
	$3,075,000	g	Akbank TAS	7.200%	03/16/27	$2,719
	4,400,000	g	Banco del Estado de Chile	2.668	01/08/21	4,400
	300,000	g	Banco General S.A.	4.125	08/07/27	303
	3,800,000	g	Banco Internacional del Peru SAA Interbank	3.375	01/18/23	3,815
	3,800,000		Banco Santander S.A.	3.800	02/23/28	3,880
	5,000,000	g	Bank Nederlandse Gemeenten	2.625	04/28/21	5,060
	2,350,000	g	Bank Nederlandse Gemeenten NV	2.500	02/28/20	2,355
	15,900,000		Bank of America Corp	2.151	11/09/20	15,848
	15,000,000		Bank of America Corp	3.864	07/23/24	15,734
EUR	400,000		Bank of America Corp	1.375	03/26/25	482
	$10,200,000		Bank of America Corp	3.875	08/01/25	10,910
	14,900,000		Bank of America Corp	3.559	04/23/27	15,521
EUR	300,000		Bank of America Corp	1.776	05/04/27	366
	$28,050,000		Bank of America Corp	3.248	10/21/27	28,728
	7,300,000		Bank of America Corp	3.419	12/20/28	7,517
	10,000,000		Bank of America Corp	4.271	07/23/29	10,917
	19,325,000		Bank of America Corp	3.974	02/07/30	20,697
	25,000,000		Bank of Nova Scotia	2.125	09/11/19	24,989
	5,450,000	g	Bank of Tokyo-Mitsubishi UFJ Ltd	2.350	09/08/19	5,449
	5,900,000		Barclays plc	4.338	05/16/24	6,092
	6,700,000		Barclays plc	3.650	03/16/25	6,733
	10,000,000		Barclays plc	3.932	05/07/25	10,173
	18,400,000	g	BNG Bank NV	3.000	09/20/23	19,197
	20,320,000		Capital One Bank USA NA	2.350	01/31/20	20,310
	9,750,000		Capital One Bank USA NA	2.650	08/08/22	9,798
	20,775,000		Capital One Bank USA NA	3.375	02/15/23	21,184
EUR	250,000		Citigroup, Inc	1.500	07/24/26	300
	$50,075,000		Citigroup, Inc	3.200	10/21/26	51,093
	6,575,000		Citigroup, Inc	4.300	11/20/26	6,980
	10,850,000		Citigroup, Inc	3.668	07/24/28	11,318
	7,400,000		Citizens Bank NA	2.650	05/26/22	7,455
	6,875,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	3.950	11/09/22	7,129
	5,650,000	g	Cooperatieve Rabobank UA	3.875	09/26/23	5,957
	15,225,000		Cooperatieve Rabobank UA	3.750	07/21/26	15,538
	5,500,000	g	Credit Agricole S.A.	2.375	07/01/21	5,507
	11,050,000	g	Credit Agricole S.A.	3.250	10/04/24	11,264
	2,450,000	g	DBS Group Holdings Ltd	4.520	12/11/28	2,596
	4,875,000		Discover Bank	3.200	08/09/21	4,946
	8,455,000		Discover Bank	3.450	07/27/26	8,598
	5,150,000		HSBC Holdings plc	2.650	01/05/22	5,168
	6,575,000		HSBC Holdings plc	3.262	03/13/23	6,689
GBP	500,000		HSBC Holdings plc	2.175	06/27/23	641
	$4,250,000		HSBC Holdings plc	3.033	11/22/23	4,302
	11,825,000		HSBC Holdings plc	3.900	05/25/26	12,374
	17,350,000		HSBC Holdings plc	4.292	09/12/26	18,446
	3,825,000		HSBC Holdings plc	4.375	11/23/26	4,042
	6,450,000		HSBC Holdings plc	4.041	03/13/28	6,773
	8,950,000		HSBC Holdings plc	3.973	05/22/30	9,338
	13,025,000		Huntington National Bank	2.500	08/07/22	13,099
	4,350,000	g	ING Groep NV	4.625	01/06/26	4,743
	2,125,000	g	Intercorp Financial Services, Inc	4.125	10/19/27	2,134
327

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE (000)
	$10,850,000		JPMorgan Chase & Co	2.776%	04/25/23	$10,952
	4,850,000		JPMorgan Chase & Co	2.700	05/18/23	4,898
	20,400,000		JPMorgan Chase & Co	3.200	06/15/26	20,986
	21,275,000		JPMorgan Chase & Co	2.950	10/01/26	21,648
EUR	600,000		JPMorgan Chase & Co	1.638	05/18/28	733
	$12,000,000		JPMorgan Chase & Co	4.203	07/23/29	13,114
	14,500,000		JPMorgan Chase & Co	3.702	05/06/30	15,282
	5,750,000		JPMorgan Chase & Co	3.882	07/24/38	6,022
	46,225,000		JPMorgan Chase Bank NA	3.086	04/26/21	46,467
	2,700,000		KeyBank NA	2.500	12/15/19	2,700
	9,950,000		Manufacturers & Traders Trust Co	2.100	02/06/20	9,938
	12,500,000		Mitsubishi UFJ Financial Group, Inc	3.761	07/26/23	13,085
	5,775,000		Mitsubishi UFJ Financial Group, Inc	3.741	03/07/29	6,194
	5,700,000		MUFG Americas Holdings Corp	3.500	06/18/22	5,877
	17,000,000		PNC Bank NA	2.600	07/21/20	17,052
	5,625,000		PNC Bank NA	2.450	11/05/20	5,638
	10,950,000		PNC Bank NA	2.700	11/01/22	11,056
	6,000,000		PNC Financial Services Group, Inc	3.900	04/29/24	6,315
	40,000,000		Royal Bank of Canada	1.875	02/05/20	39,897
	30,000,000	g	Royal Bank of Canada	3.350	10/22/21	30,843
	11,800,000		Royal Bank of Canada	3.700	10/05/23	12,427
	9,350,000		Santander Holdings USA, Inc	3.400	01/18/23	9,484
	4,825,000		Santander Holdings USA, Inc	4.400	07/13/27	5,033
	13,100,000	g	Skandinaviska Enskilda Banken AB	2.625	11/17/20	13,143
	400,000	g	State Bank of India	4.375	01/24/24	418
	6,650,000		Sumitomo Mitsui Banking Corp	2.450	01/16/20	6,651
	13,875,000		Sumitomo Mitsui Financial Group, Inc	2.442	10/19/21	13,897
	3,675,000		Sumitomo Mitsui Financial Group, Inc	2.778	10/18/22	3,711
	6,850,000		SunTrust Bank	3.525	10/26/21	6,952
	3,900,000		SunTrust Bank	4.050	11/03/25	4,204
	5,700,000		SunTrust Bank, Inc	2.750	05/01/23	5,740
	13,700,000		Toronto-Dominion Bank	1.850	09/11/20	13,658
	2,350,000		Toronto-Dominion Bank	3.625	09/15/31	2,394
	3,000,000	g	Turkiye Is Bankasi	6.125	04/25/24	2,744
	5,000,000	g	UBS AG.	2.450	12/01/20	5,005
	7,575,000		Wells Fargo Bank NA	3.325	07/23/21	7,646
	10,000,000		Westpac Banking Corp	2.750	01/11/23	10,127
	8,475,000		Westpac Banking Corp	4.322	11/23/31	8,771
	3,000,000	g	Yapi ve Kredi Bankasi AS.	6.100	03/16/23	2,868
			TOTAL BANKS			923,177

CAPITAL GOODS - 0.9%
GBP	1,000,000		BAE Systems plc	4.125	06/08/22	1,364
	$4,575,000		General Electric Co	4.125	10/09/42	4,209
	1,925,000	g	Gold Fields Orogen Holdings BVI Ltd	5.125	05/15/24	2,008
EUR	1,000,000		Illinois Tool Works, Inc	1.250	05/22/23	1,190
	$7,125,000		Ingersoll-Rand Luxembourg Finance S.A.	3.800	03/21/29	7,472
	2,875,000		Lam Research Corp	3.750	03/15/26	3,017
	3,275,000		Lam Research Corp	4.000	03/15/29	3,486
	8,350,000		Lockheed Martin Corp	2.500	11/23/20	8,382
	6,375,000	g	Molex Electronic Technologies LLC	2.878	04/15/20	6,378
	9,825,000	g	Molex Electronic Technologies LLC	3.900	04/15/25	10,145
	1,725,000		Mosaic Co	4.875	11/15/41	1,734
EUR	500,000		Parker-Hannifin Corp	1.125	03/01/25	583
328

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE (000)
	$9,375,000		Parker-Hannifin Corp	3.250%	06/14/29	$9,719
	2,900,000		Parker-Hannifin Corp	4.000	06/14/49	3,061
	5,050,000	g	Rolls-Royce plc	2.375	10/14/20	5,041
	1,850,000	g	Rolls-Royce plc	3.625	10/14/25	1,914
	5,475,000		Roper Technologies, Inc	3.800	12/15/26	5,715
	250,000	g	Sigma Alimentos S.A. de C.V.	4.125	05/02/26	252
	350,000	g	Stena AB	7.000	02/01/24	336
	2,075,000		Textron, Inc	3.875	03/01/25	2,171
	650,000		Trimble, Inc	4.900	06/15/28	696
	2,400,000		United Technologies Corp	3.650	08/16/23	2,512
	7,681,000		United Technologies Corp	2.800	05/04/24	7,792
EUR	500,000		United Technologies Corp	1.150	05/18/24	592
	$20,450,000		United Technologies Corp	4.125	11/16/28	22,455
	6,665,000		United Technologies Corp	4.500	06/01/42	7,525
			TOTAL CAPITAL GOODS			119,749

COMMERCIAL & PROFESSIONAL SERVICES - 0.5%
	1,425,000		ADT Corp	6.250	10/15/21	1,507
	1,875,000		AECOM	5.875	10/15/24	2,031
	2,350,000	g	Prime Security Services Borrower LLC	5.250	04/15/24	2,391
EUR	500,000		RELX Capital, Inc	1.300	05/12/25	598
	$11,102,000		Republic Services, Inc	3.550	06/01/22	11,454
	7,971,000		Republic Services, Inc	2.900	07/01/26	8,010
	1,000,000		United Rentals North America, Inc	4.625	10/15/25	1,016
	9,650,000		Waste Management, Inc	2.900	09/15/22	9,898
	3,600,000		Waste Management, Inc	2.950	06/15/24	3,701
	9,700,000		Waste Management, Inc	3.150	11/15/27	10,012
	7,250,000		Waste Management, Inc	3.450	06/15/29	7,625
	2,225,000		Waste Management, Inc	4.100	03/01/45	2,425
	3,475,000		Waste Management, Inc	4.150	07/15/49	3,816
			TOTAL COMMERCIAL & PROFESSIONAL SERVICES			64,484

CONSUMER DURABLES & APPAREL - 0.1%
	1,600,000		Leggett & Platt, Inc	4.400	03/15/29	1,677
	8,075,000		Newell Rubbermaid, Inc	4.200	04/01/26	8,022
			TOTAL CONSUMER DURABLES & APPAREL			9,699

CONSUMER SERVICES - 1.2%
	9,820,000		Amherst College	4.100	11/01/45	10,742
	29,085,000		Anheuser-Busch Cos LLC	3.650	02/01/26	30,591
	5,500,000		Anheuser-Busch Cos LLC	4.900	02/01/46	6,113
EUR	680,000	g	Aramark International Finance Sarl	3.125	04/01/25	798
	$600,000		Boyd Gaming Corp	6.000	08/15/26	631
	2,000,000		Duke University	3.199	10/01/38	1,986
	4,500,000		George Washington University	3.545	09/15/46	4,532
	1,610,000	g	International Game Technology	6.250	02/15/22	1,701
	1,610,000	g	International Game Technology	6.500	02/15/25	1,760
EUR	500,000	g	International Game Technology plc	4.750	02/15/23	634
	$5,000,000		Johns Hopkins University	4.083	07/01/53	5,530
	750,000		MGM Resorts International	4.625	09/01/26	754
	9,605,000		Northwestern University	3.812	12/01/50	9,833
329

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE (000)
	$8,000,000		President and Fellows of Harvard College	3.529%	10/01/31	$8,628
	14,250,000		President and Fellows of Harvard College	3.619	10/01/37	15,205
	200,000		Sands China Ltd	5.125	08/08/25	214
	2,100,000		Sands China Ltd	5.400	08/08/28	2,280
	1,000,000	g	Scientific Games International, Inc	5.000	10/15/25	1,010
EUR	500,000	g	Scientific Games International, Inc	3.375	02/15/26	570
	$2,600,000	g	ServiceMaster Co LLC	5.125	11/15/24	2,675
	15,000,000		Smith College	4.620	07/01/45	17,768
	6,600,000		Trustees of Dartmouth College	3.474	06/01/46	6,763
	21,000,000		University of Chicago	4.151	10/01/45	21,171
			TOTAL CONSUMER SERVICES			151,889

DIVERSIFIED FINANCIALS - 3.5%
	4,920,000		AerCap Ireland Capital DAC	3.500	01/15/25	4,946
	5,525,000		American Express Co	2.500	08/01/22	5,558
	4,000,000		American Express Co	3.700	08/03/23	4,197
	2,775,000		American Express Credit Corp	3.300	05/03/27	2,911
	3,975,000		Ameriprise Financial, Inc	3.000	03/22/22	4,047
	6,000,000		Australia & New Zealand Banking Group Ltd	2.625	05/19/22	6,055
	500,000		AXA Equitable Holdings, Inc	5.000	04/20/48	515
	5,350,000		Bank of Montreal	3.803	12/15/32	5,425
	300,000	g	BBVA Bancomer S.A.	5.350	11/12/29	295
	4,000,000	g	BBVA Bancomer S.A.	5.125	01/18/33	3,849
	10,525,000		Berkshire Hathaway, Inc	3.125	03/15/26	10,931
	2,450,000	g	BPCE S.A.	4.000	09/12/23	2,560
	5,224,000	g	BPCE S.A.	4.625	07/11/24	5,515
	1,733,000	g	BPCE S.A.	4.500	03/15/25	1,826
	26,000,000	g	Canadian Imperial Bank of Commerce	3.150	06/27/21	26,520
EUR	150,000		Capital One Financial Corp	0.800	06/12/24	172
	$9,800,000	g	Credit Suisse Group AG.	2.997	12/14/23	9,879
EUR	250,000	g	Credit Suisse Group AG.	1.250	07/17/25	296
	$3,900,000	g	Credit Suisse Group AG.	4.282	01/09/28	4,115
	7,700,000		Credit Suisse Group Funding Guernsey Ltd	3.800	06/09/23	7,982
	10,250,000		Credit Suisse Group Funding Guernsey Ltd	3.750	03/26/25	10,699
	9,200,000		Deutsche Bank AG.	3.950	02/27/23	9,228
EUR	500,000		EDP Finance BV	1.125	02/12/24	592
	$4,975,000		Ford Motor Credit Co LLC	2.425	06/12/20	4,956
	4,000,000		Ford Motor Credit Co LLC	3.096	05/04/23	3,940
	12,925,000		Ford Motor Credit Co LLC	3.815	11/02/27	12,378
	4,825,000		GE Capital International Funding Co	3.373	11/15/25	4,881
	9,960,000		GE Capital International Funding Co	4.418	11/15/35	9,822
	1,432,000		General Electric Capital Corp	5.875	01/14/38	1,621
	108,000		General Electric Capital Corp	6.875	01/10/39	136
	6,500,000		General Motors Financial Co, Inc	3.950	04/13/24	6,638
	5,475,000		General Motors Financial Co, Inc	5.650	01/17/29	6,002
EUR	850,000		Goldman Sachs Group, Inc	2.000	07/27/23	1,031
	$13,575,000		Goldman Sachs Group, Inc	3.500	01/23/25	14,037
	18,250,000		Goldman Sachs Group, Inc	3.691	06/05/28	18,847
	6,600,000		Goldman Sachs Group, Inc	3.814	04/23/29	6,873
	6,075,000		Goldman Sachs Group, Inc	4.017	10/31/38	6,254
	7,675,000		Goldman Sachs Group, Inc	4.800	07/08/44	8,833
	1,453,463		Golondrina Leasing LLC	1.822	05/03/25	1,442
	1,065,749		Helios Leasing I LLC	2.018	05/29/24	1,062
	1,725,000		Icahn Enterprises LP	5.875	02/01/22	1,742
330

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE (000)
	$5,375,000	g	ICICI Bank Ltd	3.800%	12/14/27	$5,383
	5,000,000		International Lease Finance Corp	5.875	08/15/22	5,445
	3,050,000		Jefferies Group LLC	4.150	01/23/30	2,922
	1,625,000		Legg Mason, Inc	2.700	07/15/19	1,625
	1,305,000		Legg Mason, Inc	3.950	07/15/24	1,365
	7,625,000		Morgan Stanley	3.125	01/23/23	7,794
	2,750,000		Morgan Stanley	3.737	04/24/24	2,866
	24,800,000		Morgan Stanley	3.700	10/23/24	26,154
	32,125,000		Morgan Stanley	3.125	07/27/26	32,723
EUR	700,000		Morgan Stanley	1.342	10/23/26	832
	$1,925,000		Morgan Stanley	4.431	01/23/30	2,131
	21,300,000	g	OMERS Finance Trust	2.500	05/02/24	21,765
	2,950,036		Santa Rosa Leasing LLC	1.693	08/15/24	2,914
	17,580,000		Shire Acquisitions Investments Ireland DAC	3.200	09/23/26	17,753
	2,600,000	g	Swiss Re Finance Luxembourg SA	5.000	04/02/49	2,781
	9,269,000		Synchrony Financial	4.250	08/15/24	9,653
	6,625,000		TD Ameritrade Holding Corp	3.300	04/01/27	6,833
	10,157,000	g	UBS Group Funding Switzerland AG.	2.859	08/15/23	10,250
	9,775,000		Unilever Capital Corp	2.900	05/05/27	9,993
	2,550,000	g	United Overseas Bank Ltd	3.750	04/15/29	2,629
	45,550,000		Wells Fargo & Co	2.625	07/22/22	45,896
	8,400,000		Wells Fargo & Co	3.750	01/24/24	8,828
	5,300,000		Wells Fargo & Co	3.550	09/29/25	5,530
	13,850,000		Wells Fargo & Co	3.000	04/22/26	14,005
			TOTAL DIVERSIFIED FINANCIALS			486,678

ENERGY - 2.9%
	1,825,000	g	Abu Dhabi Crude Oil Pipeline LLC	4.600	11/02/47	2,003
	2,375,000		AmeriGas Partners LP	5.625	05/20/24	2,529
	1,050,000		AmeriGas Partners LP	5.875	08/20/26	1,113
	4,200,000		Anadarko Petroleum Corp	5.550	03/15/26	4,719
	5,925,000		Anadarko Petroleum Corp	4.500	07/15/44	6,062
	2,900,000		Apache Corp	4.750	04/15/43	2,825
	1,575,000	g	APT Pipelines Ltd	4.250	07/15/27	1,651
	3,800,000		BP Capital Markets America, Inc	2.520	09/19/22	3,829
	3,105,000		BP Capital Markets America, Inc	3.224	04/14/24	3,214
	13,000,000		BP Capital Markets America, Inc	3.796	09/21/25	13,865
	7,500,000		BP Capital Markets America, Inc	3.588	04/14/27	7,869
	6,575,000		BP Capital Markets plc	3.279	09/19/27	6,791
	699,000	g	California Resources Corp	8.000	12/15/22	527
	478,000	†	California Resources Corp	6.000	11/15/24	277
	2,900,000		Cenovus Energy, Inc	4.250	04/15/27	2,999
	2,800,000	g	Cheniere Energy Partners LP	5.625	10/01/26	2,954
	3,025,000		Cimarex Energy Co	3.900	05/15/27	3,107
	5,800,000		Cimarex Energy Co	4.375	03/15/29	6,155
	6,150,000		Concho Resources, Inc	3.750	10/01/27	6,371
	2,375,000		Crestwood Midstream Partners LP	5.750	04/01/25	2,405
	150,000		Ecopetrol S.A.	5.375	06/26/26	165
	2,000,000		Ecopetrol S.A.	5.875	05/28/45	2,212
	7,750,000		Enbridge, Inc	3.700	07/15/27	8,001
	11,435,000		Energy Transfer Operating LP	5.250	04/15/29	12,788
	8,700,000		Energy Transfer Operating LP	6.250	04/15/49	10,298
	8,400,000		Energy Transfer Partners LP	4.750	01/15/26	8,997
331

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE (000)
	$7,850,000		Energy Transfer Partners LP	4.950%	06/15/28	$8,579
	5,125,000		Enterprise Products Operating LLC	3.700	02/15/26	5,423
	6,275,000	h	Enterprise Products Operating LLC	3.125	07/31/29	6,307
	1,250,000		Enterprise Products Operating LLC	4.900	05/15/46	1,401
	4,025,000		Enterprise Products Operating LLC	4.250	02/15/48	4,164
	6,200,000		Enterprise Products Operating LLC	4.800	02/01/49	6,932
	4,200,000	h	Enterprise Products Operating LLC	4.200	01/31/50	4,314
	2,250,000		Exterran Partners LP	6.000	10/01/22	2,278
	300,000	g	Gazprom OAO Via Gaz Capital S.A.	4.950	03/23/27	317
	2,000,000	g	KazMunayGas National Co JSC	5.375	04/24/30	2,213
	4,850,000		Kinder Morgan Energy Partners LP	5.400	09/01/44	5,371
	2,065,000		Kinder Morgan, Inc	5.300	12/01/34	2,334
	5,030,000		Marathon Oil Corp	2.700	06/01/20	5,034
	2,000,000		Marathon Oil Corp	4.400	07/15/27	2,124
	6,500,000		Marathon Petroleum Corp	3.800	04/01/28	6,604
	5,850,000		MPLX LP	4.000	03/15/28	6,072
	12,525,000		MPLX LP	4.500	04/15/38	12,634
	6,150,000		MPLX LP	4.700	04/15/48	6,291
	900,000		Noble Energy, Inc	3.900	11/15/24	939
	9,500,000		Noble Energy, Inc	3.850	01/15/28	9,718
	6,075,000		Noble Energy, Inc	5.050	11/15/44	6,455
	1,500,000		Noble Energy, Inc	4.950	08/15/47	1,590
	3,500,000		ONE Gas, Inc	3.610	02/01/24	3,657
	4,000,000		ONEOK, Inc	4.000	07/13/27	4,156
	12,150,000		ONEOK, Inc	4.350	03/15/29	12,984
	3,000,000	g	Pertamina Persero PT	4.300	05/20/23	3,130
	3,050,000	g	Peru LNG Srl	5.375	03/22/30	3,274
	2,025,000		Petrobras Global Finance BV	5.299	01/27/25	2,149
	2,335,000		Petrobras Global Finance BV	5.999	01/27/28	2,482
	750,000		Petrobras Global Finance BV	7.250	03/17/44	839
	4,000,000		Petroleos Mexicanos	6.375	02/04/21	4,104
EUR	375,000		Petroleos Mexicanos	1.875	04/21/22	410
	$7,000,000		Petroleos Mexicanos	1.950	12/20/22	6,968
	3,745,000		Petroleos Mexicanos	2.000	12/20/22	3,737
	6,000,000		Petroleos Mexicanos	3.500	01/30/23	5,693
	3,900,000		Petroleos Mexicanos	4.500	01/23/26	3,581
	3,775,000		Petroleos Mexicanos	6.500	03/13/27	3,723
	3,050,000		Petroleos Mexicanos	5.350	02/12/28	2,776
	6,575,000		Phillips 66 Partners LP	3.550	10/01/26	6,692
	3,275,000		Phillips 66 Partners LP	4.680	02/15/45	3,386
	1,600,000		Phillips 66 Partners LP	4.900	10/01/46	1,703
	614,000		Pioneer Natural Resources Co	7.500	01/15/20	630
	2,335,000		Range Resources Corp	5.000	08/15/22	2,224
	1,200,000		Regency Energy Partners LP	4.500	11/01/23	1,267
	3,000,000	g	Reliance Industries Ltd	3.667	11/30/27	3,025
	2,650,000	g	Rio Oil Finance Trust	8.200	04/06/28	2,975
	9,875,000		Sabine Pass Liquefaction LLC	4.200	03/15/28	10,367
	5,550,000		Shell International Finance BV	2.250	01/06/23	5,559
	4,875,000		Shell International Finance BV	3.250	05/11/25	5,098
	6,825,000		Shell International Finance BV	4.000	05/10/46	7,483
	3,950,000		Spectra Energy Partners LP	3.500	03/15/25	4,052
	6,500,000		Sunoco Logistics Partners Operations LP	4.000	10/01/27	6,693
	1,925,000		Sunoco Logistics Partners Operations LP	5.400	10/01/47	2,045
	1,000,000		Sunoco LP	4.875	01/15/23	1,021
332

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE (000)
	$600,000		Targa Resources Partners LP	5.125%	02/01/25	$619
	1,000,000		Targa Resources Partners LP	5.875	04/15/26	1,060
	425,000	g	Targa Resources Partners LP	6.500	07/15/27	463
	1,250,000	g	Targa Resources Partners LP	6.875	01/15/29	1,384
EUR	600,000		Total Capital International S.A.	2.500	03/25/26	792
	$21,650,000		TransCanada PipeLines Ltd	4.250	05/15/28	23,376
	2,500,000		Vale Overseas Ltd	6.250	08/10/26	2,840
	6,150,000		Valero Energy Partners LP	4.500	03/15/28	6,519
	5,075,000		Williams Partners LP	3.600	03/15/22	5,210
	1,175,000		Williams Partners LP	4.900	01/15/45	1,237
	350,000		WPX Energy, Inc	8.250	08/01/23	399
	2,400,000		WPX Energy, Inc	5.250	09/15/24	2,454
	2,000,000	g	YPF S.A.	8.500	07/28/25	2,001
			TOTAL ENERGY			407,057

FOOD & STAPLES RETAILING - 0.9%
	9,200,000		CVS Health Corp	3.700	03/09/23	9,498
	15,950,000		CVS Health Corp	2.875	06/01/26	15,658
	16,055,000		CVS Health Corp	4.300	03/25/28	16,921
	20,300,000		CVS Health Corp	4.780	03/25/38	21,158
	8,350,000		CVS Health Corp	5.050	03/25/48	8,881
	2,900,000		Ingles Markets, Inc	5.750	06/15/23	2,965
	5,575,000		Kroger Co	3.700	08/01/27	5,743
	2,450,000		Kroger Co	4.500	01/15/29	2,666
EUR	1,000,000		SYSCO Corp	1.250	06/23/23	1,178
	$22,300,000		Walmart, Inc	3.700	06/26/28	24,341
	9,350,000		Walmart, Inc	3.250	07/08/29	9,858
	6,150,000		Walmart, Inc	3.950	06/28/38	6,846
			TOTAL FOOD & STAPLES RETAILING			125,713

FOOD, BEVERAGE & TOBACCO - 1.0%
	4,000,000		Altria Group, Inc	4.400	02/14/26	4,276
	3,500,000		Altria Group, Inc	4.800	02/14/29	3,775
	5,800,000		Altria Group, Inc	5.950	02/14/49	6,596
	6,691,000		Anheuser-Busch InBev Finance, Inc	2.650	02/01/21	6,726
	17,999,000		Anheuser-Busch InBev Finance, Inc	3.300	02/01/23	18,569
	6,600,000		Anheuser-Busch InBev Worldwide, Inc	4.150	01/23/25	7,142
	14,800,000		Anheuser-Busch InBev Worldwide, Inc	4.750	01/23/29	16,765
	6,000,000		Anheuser-Busch InBev Worldwide, Inc	5.450	01/23/39	7,128
	5,750,000		ConAgra Brands, Inc	4.850	11/01/28	6,364
	4,050,000		ConAgra Brands, Inc	5.300	11/01/38	4,398
	1,700,000		Constellation Brands, Inc	4.400	11/15/25	1,850
	8,200,000		Constellation Brands, Inc	3.600	02/15/28	8,452
	3,000,000	g	Corp Lindley S.A.	4.625	04/12/23	3,111
	5,800,000		Diageo Capital plc	3.500	09/18/23	6,068
	4,925,000		Diageo Capital plc	3.875	05/18/28	5,381
	3,700,000	g	Grupo Bimbo SAB de C.V.	4.700	N/A‡	3,791
	2,400,000	g	Grupo Bimbo SAB de C.V.	5.950	12/30/49	2,520
	3,900,000		Kellogg Co	3.400	11/15/27	3,970
	4,115,000		Mead Johnson Nutrition Co	4.900	11/01/19	4,146
	3,125,000		PepsiCo, Inc	3.450	10/06/46	3,209
	1,600,000		Philip Morris International, Inc	6.375	05/16/38	2,116
	2,700,000		Tyson Foods, Inc	3.900	09/28/23	2,844
333

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)
	$4,600,000	Tyson Foods, Inc	3.550%	06/02/27	$4,765
	5,800,000	Tyson Foods, Inc	5.100	09/28/48	6,541
		TOTAL FOOD, BEVERAGE & TOBACCO			140,503

HEALTH CARE EQUIPMENT & SERVICES - 0.8%
	11,100,000	Anthem, Inc	3.650	12/01/27	11,531
EUR	430,000	Becton Dickinson and Co	1.401	05/24/23	507
	670,000	Becton Dickinson and Co	1.900	12/15/26	810
	$11,589,000	Becton Dickinson and Co	3.700	06/06/27	12,105
	4,850,000	Boston Scientific Corp	4.000	03/01/29	5,243
	19,230,000	Children’s Hospital Medic	4.268	05/15/44	21,683
	3,800,000	Covidien International Finance S.A.	3.200	06/15/22	3,904
	4,105,000	Dartmouth-Hitchcock Health	4.178	08/01/48	4,423
EUR	500,000	DH Europe Finance S.A.	1.200	06/30/27	585
	$4,225,000	HCA, Inc	5.625	09/01/28	4,573
	875,000	HCA, Inc	5.875	02/01/29	959
	5,000,000	HCA, Inc	5.500	06/15/47	5,336
	647,000	Medtronic, Inc	4.625	03/15/45	783
	12,500,000	Mercy Health	3.382	11/01/25	12,799
	5,000,000	New York and Presbyterian Hospital	3.563	08/01/36	5,040
EUR	500,000	Stryker Corp	2.125	11/30/27	637
	450,000	Stryker Corp	2.625	11/30/30	595
	$2,000,000	Tenet Healthcare Corp	4.375	10/01/21	2,030
	5,350,000	Thermo Fisher Scientific, Inc	2.950	09/19/26	5,386
EUR	300,000	Thermo Fisher Scientific, Inc	1.950	07/24/29	374
	325,000	Thermo Fisher Scientific, Inc	2.875	07/24/37	439
	$5,775,000	UnitedHealth Group, Inc	2.950	10/15/27	5,870
	4,625,000	UnitedHealth Group, Inc	3.750	10/15/47	4,735
	2,150,000	Zimmer Biomet Holdings, Inc	3.700	03/19/23	2,218
	3,745,000	Zimmer Holdings, Inc	3.550	04/01/25	3,859
		TOTAL HEALTH CARE EQUIPMENT & SERVICES			116,424

HOUSEHOLD & PERSONAL PRODUCTS - 0.0%
EUR	600,000	The Procter & Gamble Company	0.625	10/30/24	702
	400,000	The Procter & Gamble Company	1.875	10/30/38	530
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS			1,232

INSURANCE - 1.0%
	$6,250,000	ACE INA Holdings, Inc	2.875	11/03/22	6,364
	1,925,000	Aetna, Inc	6.625	06/15/36	2,367
	5,500,000	Allstate Corp	3.280	12/15/26	5,745
	2,700,000	American Financial Group, Inc	3.500	08/15/26	2,715
EUR	650,000	American International Group, Inc	1.500	06/08/23	770
	$9,025,000	American International Group, Inc	3.900	04/01/26	9,442
	2,875,000	American International Group, Inc	4.200	04/01/28	3,073
	6,650,000	Aon Corp	3.750	05/02/29	6,934
	12,975,000	Aon plc	3.500	06/14/24	13,509
	2,400,000	Berkshire Hathaway Finance Corp	4.250	01/15/49	2,697
EUR	450,000	Chubb INA Holdings, Inc	0.875	06/15/27	518
	500,000	Chubb INA Holdings, Inc	1.550	03/15/28	604
	450,000	Chubb INA Holdings, Inc	1.400	06/15/31	522
	$3,525,000	CNA Financial Corp	3.950	05/15/24	3,718
	3,050,000	CNA Financial Corp	3.450	08/15/27	3,094
334

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL			ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE (000)
	$900,000		CNA Financial Corp		3.900%	05/01/29	$946
	5,665,000	g,i	Cranberry RE Ltd	LIBOR 6 M + 2.000%	3.952	07/13/20	5,631
EUR	250,000	g	Fairfax Financial Holdings Ltd		2.750	03/29/28	304
	$5,575,000	g	Five Corners Funding Trust		4.419	11/15/23	5,974
	1,350,000		Hartford Financial Services Group, Inc		4.300	04/15/43	1,426
	6,250,000		Humana, Inc		3.950	03/15/27	6,490
	728,000	g	Liberty Mutual Group, Inc		4.250	06/15/23	769
EUR	750,000		Liberty Mutual Group, Inc		2.750	05/04/26	941
	$2,572,000	g	Liberty Mutual Group, Inc		4.569	02/01/29	2,826
	1,350,000	g	Liberty Mutual Group, Inc		4.500	06/15/49	1,416
	2,425,000		Lincoln National Corp		3.800	03/01/28	2,544
	3,250,000		Markel Corp		3.500	11/01/27	3,241
	1,600,000		Marsh & McLennan Cos, Inc		3.500	06/03/24	1,668
	1,365,000		Marsh & McLennan Cos, Inc		3.500	03/10/25	1,422
	4,325,000		MetLife, Inc		3.600	11/13/25	4,592
	600,000		Principal Financial Group, Inc		3.700	05/15/29	628
	9,200,000		Prudential Financial, Inc		3.878	03/27/28	9,997
	3,000,000	g	Prudential Funding LLC		6.750	09/15/23	3,462
	4,150,000		Reinsurance Group of America, Inc		3.900	05/15/29	4,306
	1,250,000		Verisk Analytics, Inc		4.125	03/15/29	1,344
	7,750,000	g,i	Vitality Re IX Ltd		3.687	01/10/22	7,724
	3,500,000	g,i	Vitality Re X Ltd		3.837	01/10/23	3,506
	2,400,000		WR Berkley Corp		5.375	09/15/20	2,485
			TOTAL INSURANCE				135,714

MATERIALS - 0.8%
	3,349,000		Albemarle Corp		5.450	12/01/44	3,591
	5,520,000		ArcelorMittal		6.250	02/25/22	5,989
EUR	850,000	g	Axalta Coating Systems Dutch Holding B BV		3.750	01/15/25	1,005
	250,000		Ball Corp		4.375	12/15/23	329
	$852,000	g	Bemis Co, Inc		3.100	09/15/26	828
	200,000		Celulosa Arauco y Constitucion S.A.		3.875	11/02/27	203
	3,000,000	g	Celulosa Arauco y Constitucion S.A.		4.250	04/30/29	3,156
	3,900,000	g	Corp Nacional del Cobre de Chile-CODELCO		3.625	08/01/27	4,036
	3,250,000	g	CRH America Finance, Inc		3.400	05/09/27	3,242
	3,250,000		Dow Chemical Co		4.375	11/15/42	3,284
	7,945,000		DowDuPont, Inc		4.725	11/15/28	8,974
	7,225,000		DowDuPont, Inc		5.319	11/15/38	8,476
	2,600,000	g	Glencore Funding LLC		4.000	03/27/27	2,624
EUR	350,000	g	INEOS Finance plc		2.875	05/01/26	403
	$11,275,000		International Paper Co		4.350	08/15/48	11,050
	3,000,000	g	Inversiones CMPC S.A.		4.375	04/04/27	3,137
	5,800,000	g	Midwest Connector Capital Co LLC		3.900	04/01/24	6,033
	5,800,000	g	Midwest Connector Capital Co LLC		4.625	04/01/29	6,213
	3,000,000	g	Nexa Resources S.A.		5.375	05/04/27	3,153
	2,000,000	g	Nova Chemicals Corp		4.875	06/01/24	2,070
	4,767,000		Nutrien Ltd		3.375	03/15/25	4,884
EUR	125,000	g	OCI NV		5.000	04/15/23	150
	$500,000	g	OCI NV		6.625	04/15/23	519
	3,000,000	g	OCP S.A.		4.500	10/22/25	3,070
EUR	250,000	g	OI European Group BV		3.125	11/15/24	309
	$8,300,000		Rio Tinto Finance USA Ltd		3.750	06/15/25	8,914
	2,550,000	g	SABIC Capital II BV		4.000	10/10/23	2,649
335

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE (000)
	$1,650,000		SASOL Financing USA LLC	6.500%	09/27/28	$1,851
EUR	750,000		Silgan Holdings, Inc	3.250	03/15/25	881
	$1,800,000		Steel Dynamics, Inc	5.250	04/15/23	1,831
	1,700,000		Westlake Chemical Corp	3.600	08/15/26	1,726
			TOTAL MATERIALS			104,580

MEDIA & ENTERTAINMENT - 1.4%
GBP	425,000		AMC Entertainment Holdings, Inc	6.375	11/15/24	525
	$1,750,000		CBS Corp	2.900	06/01/23	1,765
	4,200,000		CBS Corp	2.900	01/15/27	4,073
	2,500,000		CBS Corp	3.375	02/15/28	2,488
	5,225,000		Charter Communications Operating LLC	3.579	07/23/20	5,271
	22,275,000		Charter Communications Operating LLC	4.908	07/23/25	24,170
	8,400,000		Charter Communications Operating LLC	5.375	05/01/47	8,839
	8,850,000	h	Charter Communications Operating LLC	5.125	07/01/49	8,968
	1,500,000		Cinemark USA, Inc	4.875	06/01/23	1,519
	7,200,000		Comcast Corp	3.700	04/15/24	7,638
	11,800,000		Comcast Corp	3.950	10/15/25	12,723
	10,650,000		Comcast Corp	2.350	01/15/27	10,384
	5,750,000		Comcast Corp	3.150	02/15/28	5,900
	21,850,000		Comcast Corp	4.150	10/15/28	24,083
	18,200,000		Comcast Corp	3.200	07/15/36	17,679
	3,000,000		Comcast Corp	3.900	03/01/38	3,161
	1,500,000	g	CSC Holdings LLC	7.500	04/01/28	1,647
	4,000,000		Discovery Communications LLC	2.950	03/20/23	4,035
GBP	300,000		Discovery Communications LLC	2.500	09/20/24	384
	$7,625,000		Discovery Communications LLC	3.950	03/20/28	7,858
	1,895,000		Grupo Televisa SAB	6.625	01/15/40	2,265
	2,000,000		Lamar Media Corp	5.375	01/15/24	2,058
	10,350,000		NBC Universal Media LLC	2.875	01/15/23	10,568
	2,925,000	g	Tegna, Inc	5.500	09/15/24	2,998
	5,675,000		Time Warner Cable, Inc	5.875	11/15/40	6,133
	4,075,000		Time Warner Cable, Inc	4.500	09/15/42	3,829
	2,250,000		Viacom, Inc	4.375	03/15/43	2,199
	1,150,000		Viacom, Inc	5.850	09/01/43	1,357
	2,105,000	g	Walt Disney Co	7.625	11/30/28	2,845
	1,578,000	g	Walt Disney Co	6.550	03/15/33	2,134
	7,375,000	g	Walt Disney Co	6.900	08/15/39	10,860
			TOTAL MEDIA & ENTERTAINMENT			200,356

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 1.4%
EUR	400,000		Abbott Ireland Financing DAC	0.875	09/27/23	470
	400,000		Abbott Ireland Financing DAC	1.500	09/27/26	487
	$4,750,000		Abbott Laboratories	3.875	09/15/25	5,120
	11,022,000		Abbott Laboratories	3.750	11/30/26	11,912
	2,250,000		Abbott Laboratories	5.300	05/27/40	2,773
	3,500,000		AbbVie, Inc	2.850	05/14/23	3,524
	2,200,000		AbbVie, Inc	3.750	11/14/23	2,294
	14,350,000		AbbVie, Inc	3.200	05/14/26	14,531
	9,525,000		AbbVie, Inc	4.250	11/14/28	10,173
	6,700,000		AbbVie, Inc	4.400	11/06/42	6,628
	2,680,000		AbbVie, Inc	4.450	05/14/46	2,629
	8,700,000		Actavis Funding SCS	3.800	03/15/25	9,024
	2,175,000		Actavis Funding SCS	4.550	03/15/35	2,194
336

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE (000)
EUR$	550,000		Allergan Funding SCS	1.250%	06/01/24	$641
	350,000		Allergan Funding SCS	2.625	11/15/28	437
	$5,650,000		AstraZeneca plc	3.125	06/12/27	5,774
	8,625,000		AstraZeneca plc	4.000	01/17/29	9,419
	9,800,000	g	Bristol-Myers Squibb Co	3.400	07/26/29	10,250
	8,000,000	g	Bristol-Myers Squibb Co	4.250	10/26/49	8,805
	2,900,000		Celgene Corp	3.875	08/15/25	3,107
	13,600,000		Celgene Corp	3.450	11/15/27	14,172
	8,675,000		Gilead Sciences, Inc	2.950	03/01/27	8,787
	1,775,000		Gilead Sciences, Inc	4.000	09/01/36	1,869
	5,075,000		Gilead Sciences, Inc	4.150	03/01/47	5,323
	8,275,000		GlaxoSmithKline Capital plc	3.000	06/01/24	8,544
	8,750,000		GlaxoSmithKline Capital, Inc	3.875	05/15/28	9,573
	8,150,000		Johnson & Johnson	2.900	01/15/28	8,403
	3,750,000		Johnson & Johnson	3.400	01/15/38	3,904
	5,750,000		Mylan, Inc	4.550	04/15/28	5,635
	9,600,000		Novartis Capital Corp	3.000	11/20/25	9,904
EUR	400,000	g	Takeda Pharmaceutical Co Ltd	0.375	11/21/20	458
	1,200,000	g	Takeda Pharmaceutical Co Ltd	1.125	11/21/22	1,411
	400,000	g	Takeda Pharmaceutical Co Ltd	3.000	11/21/30	525
	$11,400,000		Teva Pharmaceutical Finance Netherlands III BV	3.150	10/01/26	8,863
			TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			197,563

REAL ESTATE - 1.3%
	1,675,000		Alexandria Real Estate Equities, Inc	3.950	01/15/27	1,757
	2,300,000		Alexandria Real Estate Equities, Inc	3.950	01/15/28	2,418
	5,950,000		American Tower Corp	3.000	06/15/23	6,005
	5,775,000		American Tower Corp	2.950	01/15/25	5,817
EUR	600,000		American Tower Corp	1.950	05/22/26	727
	$2,418,000		American Tower Corp	3.375	10/15/26	2,459
	1,600,000		American Tower Corp	3.600	01/15/28	1,628
	8,850,000		American Tower Corp	3.800	08/15/29	9,122
	5,575,000		Brandywine Operating Partnership LP	4.100	10/01/24	5,806
	2,700,000		Brandywine Operating Partnership LP	3.950	11/15/27	2,783
	5,825,000		Brixmor Operating Partnership LP	3.850	02/01/25	5,999
	5,250,000		Brixmor Operating Partnership LP	4.125	06/15/26	5,425
	4,050,000		Brixmor Operating Partnership LP	3.900	03/15/27	4,132
	3,965,000		Camden Property Trust	4.625	06/15/21	4,109
	1,950,000		Camden Property Trust	3.150	07/01/29	1,980
	3,911,000		Crown Castle International Corp	4.875	04/15/22	4,158
	2,275,000		Crown Castle International Corp	3.700	06/15/26	2,362
	1,700,000		Crown Castle International Corp	3.650	09/01/27	1,750
	2,968,000		DDR Corp	3.625	02/01/25	3,002
	350,000		DDR Corp	4.700	06/01/27	375
	3,075,000		Digital Realty Trust LP	3.700	08/15/27	3,159
	1,600,000		Duke Realty LP	3.250	06/30/26	1,626
	2,525,000		Duke Realty LP	4.000	09/15/28	2,700
	2,750,000		Equity One, Inc	3.750	11/15/22	2,853
	2,754,000		Essex Portfolio LP	3.375	01/15/23	2,813
	675,000	h	HCP, Inc	3.500	07/15/29	678
	1,625,000		Healthcare Realty Trust, Inc	3.750	04/15/23	1,661
	6,600,000		Healthcare Realty Trust, Inc	3.875	05/01/25	6,812
	3,700,000		Healthcare Trust of America Holdings LP	3.375	07/15/21	3,758
	3,550,000		Healthcare Trust of America Holdings LP	3.700	04/15/23	3,628
337

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE (000)
	$6,250,000		Healthcare Trust of America Holdings LP	3.500%	08/01/26	$6,312
	1,950,000		Highwoods Realty LP	3.875	03/01/27	1,999
	2,900,000		Highwoods Realty LP	4.125	03/15/28	3,019
	2,875,000		Highwoods Realty LP	4.200	04/15/29	3,006
	1,833,000		Hudson Pacific Properties LP	3.950	11/01/27	1,865
	4,050,000		Kilroy Realty LP	4.750	12/15/28	4,498
	2,700,000		Liberty Property LP	4.375	02/01/29	2,921
	5,224,000		Mid-America Apartments LP	4.300	10/15/23	5,552
	5,525,000		Mid-America Apartments LP	3.750	06/15/24	5,748
	4,300,000		Mid-America Apartments LP	4.000	11/15/25	4,557
	3,575,000		Mid-America Apartments LP	3.600	06/01/27	3,689
	3,600,000		National Retail Properties, Inc	3.800	10/15/22	3,734
	5,425,000		National Retail Properties, Inc	3.300	04/15/23	5,541
	2,575,000		National Retail Properties, Inc	4.000	11/15/25	2,715
	3,000,000		National Retail Properties, Inc	3.600	12/15/26	3,084
EUR	350,000		ProLogis LP	3.000	06/02/26	467
	$7,225,000		Regency Centers LP	3.900	11/01/25	7,588
	4,750,000		Regency Centers LP	3.600	02/01/27	4,904
EUR	330,000		Simon International Finance S.C.A	1.250	05/13/25	395
	$1,170,000		Weingarten Realty Investors	3.375	10/15/22	1,188
	4,800,000		Weingarten Realty Investors	3.500	04/15/23	4,893
	3,025,000		Weingarten Realty Investors	4.450	01/15/24	3,188
	3,950,000		Weingarten Realty Investors	3.850	06/01/25	4,047
	1,300,000		Weingarten Realty Investors	3.250	08/15/26	1,265
			TOTAL REAL ESTATE			187,677

RETAILING - 0.3%
	600,000		Asbury Automotive Group, Inc	6.000	12/15/24	621
	2,950,000		AutoNation, Inc	3.800	11/15/27	2,890
	2,960,000		Enable Midstream Partners LP	4.950	05/15/28	3,105
	8,850,000		Home Depot, Inc	2.000	04/01/21	8,843
	6,875,000		O’Reilly Automotive, Inc	3.600	09/01/27	7,066
	1,500,000	g	PetSmart, Inc	5.875	06/01/25	1,455
	9,000,000		Target Corp	3.375	04/15/29	9,543
	5,625,000		Target Corp	3.625	04/15/46	5,770
			TOTAL RETAILING			39,293

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.3%
	15,640,000		Intel Corp	2.875	05/11/24	16,090
	4,800,000		Intel Corp	2.600	05/19/26	4,830
	2,500,000		Intel Corp	3.734	12/08/47	2,609
	5,250,000	g	NXP BV	4.875	03/01/24	5,627
	5,800,000	g	NXP BV	3.875	06/18/26	5,947
	3,475,000		Texas Instruments, Inc	2.625	05/15/24	3,537
	3,100,000		Texas Instruments, Inc	4.150	05/15/48	3,534
			TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT			42,174

SOFTWARE & SERVICES - 1.2%
	4,175,000		Activision Blizzard, Inc	2.300	09/15/21	4,166
	4,350,000		Activision Blizzard, Inc	3.400	09/15/26	4,410
	3,000,000		Baidu, Inc	2.875	07/06/22	3,007
	1,725,000		Baidu, Inc	4.375	05/14/24	1,828
	11,348,000		Fidelity National Information Services, Inc	3.625	10/15/20	11,514
338

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE (000)
GBP	150,000		Fidelity National Information Services, Inc	1.700%	06/30/22	$192
EUR	375,000		Fidelity National Information Services, Inc	1.100	07/15/24	442
	$3,750,000		Fidelity National Information Services, Inc	3.750	05/21/29	3,981
	14,800,000		Fiserv, Inc	2.750	07/01/24	14,898
	8,350,000		Fiserv, Inc	3.500	07/01/29	8,563
	1,950,000		IHS Markit Ltd	4.125	08/01/23	2,027
	3,175,000		IHS Markit Ltd	4.250	05/01/29	3,346
	25,850,000		International Business Machines Corp	3.500	05/15/29	27,022
	26,300,000		Microsoft Corp	2.400	08/08/26	26,413
	3,750,000		Microsoft Corp	4.100	02/06/37	4,277
	5,850,000		Microsoft Corp	3.700	08/08/46	6,292
	1,475,000		NCR Corp	4.625	02/15/21	1,479
	12,600,000		Oracle Corp	2.500	05/15/22	12,731
	8,600,000		Oracle Corp	2.650	07/15/26	8,638
	4,900,000		Oracle Corp	3.800	11/15/37	5,184
	6,300,000		Oracle Corp	4.000	11/15/47	6,763
	2,425,000		salesforce.com, Inc	3.700	04/11/28	2,613
	250,000	g	Tencent Holdings Ltd	3.975	04/11/29	261
	250,000	h	Weibo Corp	3.500	07/05/24	251
			TOTAL SOFTWARE & SERVICES			160,298

TECHNOLOGY HARDWARE & EQUIPMENT - 0.8%
	3,475,000		Amphenol Corp	3.125	09/15/21	3,525
	1,525,000		Amphenol Corp	4.350	06/01/29	1,654
EUR	675,000		Amphenol Technologies Holding GmbH	2.000	10/08/28	839
	$8,075,000		Apple, Inc	2.450	08/04/26	8,058
	31,025,000		Apple, Inc	3.200	05/11/27	32,334
EUR	750,000		Apple, Inc	1.375	05/24/29	927
	$4,525,000		Apple, Inc	4.650	02/23/46	5,361
	4,075,000		Broadcom Corp	3.875	01/15/27	3,995
	19,750,000		Cisco Systems, Inc	1.850	09/20/21	19,628
	2,600,000	g	CommScope, Inc	5.500	06/15/24	2,460
	2,075,000		Corning, Inc	4.375	11/15/57	2,015
	13,175,000	g	Dell International LLC	4.420	06/15/21	13,568
	7,050,000	g	Dell International LLC	5.300	10/01/29	7,420
	3,150,000		L-3 Technologies, Inc	3.850	06/15/23	3,285
	6,669,000		Tyco Electronics Group S.A.	3.500	02/03/22	6,833
EUR	400,000		Tyco Electronics Group S.A.	1.100	03/01/23	471
	$2,175,000		Tyco Electronics Group S.A.	3.700	02/15/26	2,265
			TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			114,638

TELECOMMUNICATION SERVICES - 1.5%
EUR	107,229	g	Altice Luxembourg S.A.	7.250	05/15/22	125
	300,000		AT&T, Inc	1.300	09/05/23	356
	$18,025,000		AT&T, Inc	3.400	05/15/25	18,520
	3,900,000		AT&T, Inc	3.600	07/15/25	4,042
	4,045,000		AT&T, Inc	2.950	07/15/26	4,015
	7,500,000		AT&T, Inc	3.800	02/15/27	7,792
	31,525,000		AT&T, Inc	4.350	03/01/29	33,820
EUR	500,000		AT&T, Inc	2.350	09/05/29	631
	$21,900,000		AT&T, Inc	4.300	02/15/30	23,386
	9,000,000		AT&T, Inc	4.500	05/15/35	9,424
	4,525,000		AT&T, Inc	4.500	03/09/48	4,636
339

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE (000)
	$3,000,000	g	C&W Senior Financing Designated Activity Co	6.875%	09/15/27	$3,098
	4,000,000		Deutsche Telekom International Finance BV	8.750	06/15/30	5,757
	4,000,000	g	MTN Mauritius Investment Ltd	6.500	10/13/26	4,317
	698,000	o	Oi S.A.	10.000	07/27/25	724
	3,950,000		Orange S.A.	5.375	01/13/42	4,772
	5,000,000		Rogers Communications, Inc	4.350	05/01/49	5,401
	2,125,000		Telefonica Emisiones SAU	4.103	03/08/27	2,256
	2,400,000	g	Turk Telekomunikasyon AS.	6.875	02/28/25	2,413
	577,000		Verizon Communications, Inc	3.376	02/15/25	602
EUR	400,000		Verizon Communications, Inc	1.375	10/27/26	483
	$2,542,000		Verizon Communications, Inc	4.329	09/21/28	2,811
	6,425,000		Verizon Communications, Inc	3.875	02/08/29	6,888
EUR	400,000		Verizon Communications, Inc	1.875	10/26/29	500
	$3,812,000	g	Verizon Communications, Inc	4.016	12/03/29	4,129
	30,220,000		Verizon Communications, Inc	4.272	01/15/36	32,703
EUR	300,000		Verizon Communications, Inc	2.875	01/15/38	405
	$10,550,000		Verizon Communications, Inc	3.850	11/01/42	10,769
	3,350,000		Verizon Communications, Inc	4.522	09/15/48	3,742
EUR	500,000	g	Virgin Media Finance plc	4.500	01/15/25	590
	$8,700,000		Vodafone Group plc	4.375	05/30/28	9,396
	7,000,000		Vodafone Group plc	4.875	06/19/49	7,340
			TOTAL TELECOMMUNICATION SERVICES			215,843

TRANSPORTATION - 0.9%
	4,850,000	g	Adani Ports & Special Economic Zone Ltd	4.000	07/30/27	4,836
	2,040,000		CSX Corp	2.600	11/01/26	2,016
	7,125,000		CSX Corp	3.250	06/01/27	7,352
	3,500,000		CSX Corp	3.800	03/01/28	3,761
	23,495,000		CSX Corp	4.250	03/15/29	26,156
	5,175,000		CSX Corp	3.800	11/01/46	5,239
	1,500,000		CSX Corp	4.300	03/01/48	1,624
	9,250,000		Delta Air Lines, Inc	3.625	03/15/22	9,405
	6,100,000		Delta Air Lines, Inc	3.800	04/19/23	6,260
	3,650,000	g	DP World Ltd	5.625	09/25/48	4,039
EUR	400,000		FedEx Corp	1.000	01/11/23	465
	325,000		FedEx Corp	1.625	01/11/27	390
	$2,830,000		FedEx Corp	4.100	02/01/45	2,699
	2,000,000		FedEx Corp	4.400	01/15/47	1,990
	7,425,000		FedEx Corp	4.050	02/15/48	7,118
	10,000,000		Kansas City Southern	2.350	05/15/20	9,979
	8,925,000		Northrop Grumman Corp	3.250	01/15/28	9,157
	3,400,000		Northrop Grumman Corp	4.030	10/15/47	3,618
	4,475,000	g	Pelabuhan Indonesia III Persero PT	4.500	05/02/23	4,676
	6,150,000		Union Pacific Corp	3.950	09/10/28	6,732
	6,125,000		Union Pacific Corp	4.500	09/10/48	6,947
			TOTAL TRANSPORTATION			124,459

UTILITIES - 2.0%
	1,650,000		AEP Transmission Co LLC	3.100	12/01/26	1,676
	1,650,000		AEP Transmission Co LLC	4.000	12/01/46	1,724
	1,775,000		AES Corp	4.875	05/15/23	1,806
	8,475,000		AGL Capital Corp	3.875	11/15/25	8,906
	2,125,000		AGL Capital Corp	4.400	06/01/43	2,236
	3,475,000		Alabama Power Co	4.150	08/15/44	3,744
340

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE (000)
	$2,750,000		American Water Capital Corp	3.000%	12/01/26	$2,750
	2,375,000		American Water Capital Corp	4.000	12/01/46	2,421
	7,175,000		American Water Capital Corp	3.750	09/01/47	7,233
	1,175,000		Atmos Energy Corp	4.125	10/15/44	1,285
	6,500,000		Baltimore Gas & Electric Co	3.750	08/15/47	6,631
	5,925,000		Berkshire Hathaway Energy Co	3.250	04/15/28	6,115
	6,225,000		Black Hills Corp	4.250	11/30/23	6,588
	1,575,000		Black Hills Corp	3.150	01/15/27	1,564
	3,670,000		CenterPoint Energy Resources Corp	4.500	01/15/21	3,774
	3,550,000		CenterPoint Energy Resources Corp	6.250	02/01/37	4,356
	350,000	g	Cerro del Aguila S.A.	4.125	08/16/27	361
	4,675,000		CMS Energy Corp	3.600	11/15/25	4,861
	4,200,000		Commonwealth Edison Co	5.900	03/15/36	5,423
	3,775,000		Dominion Resources, Inc	2.000	08/15/21	3,743
	5,750,000		DTE Electric Co	3.750	08/15/47	6,055
	1,400,000		Duke Energy Carolinas LLC	4.300	06/15/20	1,427
	5,825,000		Duke Energy Corp	1.800	09/01/21	5,761
	8,675,000		Duke Energy Corp	2.650	09/01/26	8,569
	3,649,931		Duke Energy Florida Project Finance LLC	1.196	03/01/20	3,617
	2,000,000		Duke Energy Florida Project Finance LLC	1.731	09/01/22	1,972
	1,450,000		Duke Energy Ohio, Inc	3.800	09/01/23	1,527
	3,200,000		Enel Chile S.A.	4.875	06/12/28	3,496
	5,700,000		Entergy Corp	2.950	09/01/26	5,699
	3,000,000	g	Eskom Holdings SOC Ltd	5.750	01/26/21	3,024
	2,675,000	g	Eskom Holdings SOC Ltd	6.350	08/10/28	2,895
	9,450,000		Exelon Generation Co LLC	3.400	03/15/22	9,680
	5,775,000		Florida Power & Light Co	3.990	03/01/49	6,327
	4,985,000		Fortis, Inc	3.055	10/04/26	4,946
	3,600,000		Indiana Michigan Power Co	3.750	07/01/47	3,634
	2,725,000		Integrys Energy Group, Inc	4.170	11/01/20	2,774
	6,125,000	g	Israel Electric Corp Ltd	4.250	08/14/28	6,367
	3,475,000	g	KazTransGas JSC	4.375	09/26/27	3,537
	3,675,000	g	Korea Hydro & Nuclear Power Co Ltd	3.750	07/25/23	3,840
	5,000,000		LG&E and KU Energy LLC	3.750	11/15/20	5,072
	6,150,000		MidAmerican Energy Co	3.650	08/01/48	6,339
	3,000,000	g	Minejesa Capital BV	4.625	08/10/30	3,032
	3,335,000		Nevada Power Co	5.450	05/15/41	3,988
	7,100,000		NiSource Finance Corp	3.490	05/15/27	7,341
EUR	230,000		NTPC Ltd	2.750	02/01/27	279
	$6,150,000		Ohio Power Co	4.150	04/01/48	6,708
	6,150,000		Ohio Power Co	4.000	06/01/49	6,617
	1,280,000		Oncor Electric Delivery Co LLC	5.250	09/30/40	1,600
	3,000,000	g	Perusahaan Gas Negara Persero Tbk PT	5.125	05/16/24	3,213
	3,000,000	g	Perusahaan Listrik Negara PT	4.125	05/15/27	3,060
	750,000		Potomac Electric Power Co	7.900	12/15/38	1,139
	4,300,000		PPL Capital Funding, Inc	3.950	03/15/24	4,508
	2,000,000		PPL Electric Utilities Corp	3.000	09/15/21	2,028
	9,725,000		PSEG Power LLC	3.850	06/01/23	10,129
	2,000,000		Southern Co Gas Capital Corp	3.950	10/01/46	1,963
	8,250,000		Southern Power Co	2.500	12/15/21	8,259
	7,825,000		Southern Power Co	4.150	12/01/25	8,325
	7,375,000		Southwest Gas Corp	3.700	04/01/28	7,791
	1,925,000	g	Suzano Austria GmbH	6.000	01/15/29	2,098
341

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE (000)
	$3,680,000		Virginia Electric & Power Co	2.950%	01/15/22	$3,731
	3,250,000		Virginia Electric & Power Co	2.950	11/15/26	3,302
	3,250,000		Virginia Electric & Power Co	3.500	03/15/27	3,423
	2,425,000	g	Vistra Operations Co LLC	5.625	02/15/27	2,567
	4,125,000		Wisconsin Power & Light Co	4.100	10/15/44	4,268
	2,975,000		Xcel Energy, Inc	3.350	12/01/26	3,065
	2,890,000		Xcel Energy, Inc	4.800	09/15/41	3,136
			TOTAL UTILITIES			279,325

			TOTAL CORPORATE BONDS			4,394,685
			(Cost $4,216,179)

GOVERNMENT BONDS - 47.7%

AGENCY SECURITIES - 2.3%
	5,467,764		AMAL Ltd	3.465	08/21/21	5,543
	2,500,000		Amber Circle Funding Ltd	3.250	12/04/22	2,537
	3,758,000		Canal Barge Co, Inc	4.500	11/12/34	4,166
	38,987,240		CES MU2 LLC	1.994	05/13/27	38,849
	6,160,000		DY8 Leasing LLC	2.627	04/29/26	6,260
	9,244,447		DY9 Leasing LLC	2.372	03/19/27	9,331
	3,677,968		Export Lease Ten Co LLC	1.650	05/07/25	3,628
	11,004,077		Helios Leasing II LLC	2.668	03/18/25	11,188
	11,478,011		HNA LLC	2.291	06/30/27	11,553
	12,400,000		Lutheran Medical Center	1.982	02/20/30	12,045
	7,440,000		Montefiore Medical Center	2.152	10/20/26	7,437
	3,088,343		MSN 41079 and 41084 Ltd	1.631	12/14/24	3,049
	12,303,572		Overseas Private Investment Corp (OPIC)	3.520	09/20/32	13,155
	4,210,800		Premier Aircraft Leasing	3.576	02/06/22	4,286
	7,240,000		Private Export Funding Corp (PEFCO)	1.450	08/15/19	7,233
	27,750,000		PEFCO	2.250	03/15/20	27,751
	24,000,000	g	PEFCO	3.266	11/08/21	24,696
	35,000,000		PEFCO	4.300	12/15/21	36,919
	25,747,000		PEFCO	2.050	11/15/22	25,837
	27,935,463		Tagua Leasing LLC	1.900	07/12/24	27,756
	1,495,402		Union 12 Leasing LLC	2.164	02/17/24	1,495
	12,110,000		UNM Sandoval Regional Medical Center	4.500	07/20/36	12,431
	6,879,321		Windermere Aviation LLC	2.351	05/27/26	6,936
	15,770,116		Zarapito Leasing LLC	2.628	11/12/26	16,075
			TOTAL AGENCY SECURITIES			320,156

FOREIGN GOVERNMENT BONDS - 5.3%
	4,000,000	g	Abu Dhabi Government International Bond	3.125	05/03/26	4,155
	3,325,000	g	Arab Petroleum Investments Corp	4.125	09/18/23	3,477
	2,950,000		Argentina Republic Government International Bond	5.625	01/26/22	2,487
NOK	7,000,000		Asian Development Bank	1.683	01/16/24	822
AUD	400,000		Australia Government International Bond	2.250	05/21/28	303
	2,500,000		Australia Government International Bond	3.000	03/21/47	2,154
	$3,450,000	g	Bermuda Government International Bond	3.717	01/25/27	3,515
	2,500,000	g	Bermuda Government International Bond	4.750	02/15/29	2,756
	3,510,000	g	Brazil Minas SPE via State of Minas Gerais	5.333	02/15/28	3,615
BRL	3,500,000		Brazil Notas do Tesouro Nacional Serie F	10.000	01/01/23	1,003
	$5,700,000		Brazilian Government International Bond	5.625	02/21/47	6,066
EUR	1,000,000		Bundesrepublik Deutschland	1.250	08/15/48	1,451
342

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE (000)
	$5,000,000	g	Caisse d’Amortissement de la Dette Sociale	2.000%	04/17/20	$4,996
	1,850,000	g	Caisse d’Amortissement de la Dette Sociale	1.875	07/28/20	1,846
	4,000,000	g	Caisse d’Amortissement de la Dette Sociale	1.875	02/12/22	3,997
EUR	400,000		Caisse d’Amortissement de la Dette Sociale	1.375	11/25/24	497
CAD	1,300,000	g	Canada Housing Trust No 1	2.550	12/15/23	1,031
	1,960,000		Canadian Government International Bond	1.750	08/01/20	1,499
	1,000,000		Canadian Government International Bond	5.000	06/01/37	1,164
	$19,500,000	g	CDP Financial, Inc	2.750	03/07/22	19,886
	2,800,000		Chile Government International Bond	3.240	02/06/28	2,937
CNY	6,500,000		China Government Bond	4.000	05/22/24	987
	$6,125,000		Colombia Government International Bond	2.625	03/15/23	6,094
	2,100,000		Colombia Government International Bond	5.000	06/15/45	2,317
	3,500,000	g	Costa Rica Government International Bond	7.158	03/12/45	3,509
	20,200,000	g	CPPIB Capital, Inc	2.250	01/25/22	20,363
	16,400,000	g	CPPIB Capital, Inc	2.750	11/02/27	17,007
DOP	48,650,000	g	Dominican Republic Government International Bond	8.900	02/15/23	958
	$2,000,000	g	Dominican Republic Government International Bond	6.500	02/15/48	2,113
	2,275,000	g	Egypt Government International Bond	5.577	02/21/23	2,310
	725,000	g	Egypt Government International Bond	7.600	03/01/29	765
EUR	700,000	g	Egypt Government International Bond	6.375	04/11/31	808
	$2,700,000	g	Egypt Government International Bond	8.500	01/31/47	2,857
	10,000,000		European Investment Bank	2.500	04/15/21	10,108
	3,500,000		European Investment Bank	4.875	02/15/36	4,594
	15,000,000		Export Development Canada	2.000	11/30/20	14,997
	4,000,000	g	Export-Import Bank of India	3.875	02/01/28	4,129
EUR	1,100,000	g	Finland Government International Bond	0.500	09/15/29	1,318
	3,000,000		French Republic Government Bond OAT	0.500	05/25/25	3,594
	2,650,000		French Republic Government Bond OAT	0.750	11/25/28	3,240
	1,250,000		French Republic Government Bond OAT	1.250	05/25/34	1,604
	1,200,000	g	French Republic Government Bond OAT	2.000	05/25/48	1,756
	$2,325,000	g	Ghana Government International Bond	8.125	03/26/32	2,361
	1,000,000	g	Ghana Government International Bond	8.627	06/16/49	1,008
	3,600,000	g	Guatemala Government International Bond	4.500	05/03/26	3,632
	450,000	g	Guatemala Government International Bond	4.375	06/05/27	449
	600,000	g	Guatemala Government International Bond	6.125	06/01/50	629
EUR	2,150,000	g	Hellenic Republic Government International Bond	4.375	08/01/22	2,698
	875,000	g	Hellenic Republic Government International Bond	3.450	04/02/24	1,092
	1,100,000	g	Hellenic Republic Government International Bond	3.375	02/15/25	1,371
	650,000	g	Hellenic Republic Government International Bond	3.875	03/12/29	828
	$2,650,000	g	Honduras Government International Bond	6.250	01/19/27	2,845
CAD	1,800,000		Hydro-Quebec	5.000	02/15/45	2,029
IDR	12,500,000,000		Indonesia Treasury Bond	7.500	05/15/38	845
AUD	500,000		Inter-American Development Bank	4.750	08/27/24	408
	900,000		Inter-American Development Bank	2.750	10/30/25	674
	1,300,000		International Bank for Reconstruction & Development	2.800	01/13/21	934
NZD	1,891,000		International Bank for Reconstruction & Development	3.375	01/25/22	1,325
AUD	400,000		International Bank for Reconstruction & Development	2.200	02/27/24	290
	$6,200,000		Israel Government International Bond	3.250	01/17/28	6,541
ILS	3,100,000		Israel Government International Bond	5.500	01/31/42	1,305
	3,200,000		Israel Government International Bond	3.750	03/31/47	1,044
	$4,375,000		Israel Government International Bond	4.125	01/17/48	4,773
EUR	1,375,000		Italy Buoni Poliennali Del Tesoro	0.350	06/15/20	1,569
	1,250,000		Italy Buoni Poliennali Del Tesoro	0.050	04/15/21	1,417
	3,500,000		Italy Buoni Poliennali Del Tesoro	2.450	10/01/23	4,193
343

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL			ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE (000)
EUR	3,345,000		Italy Buoni Poliennali Del Tesoro		1.250%	12/01/26	$3,713
	1,225,000	g	Italy Buoni Poliennali Del Tesoro		2.950	09/01/38	1,449
	1,050,000	g	Italy Buoni Poliennali Del Tesoro		3.850	09/01/49	1,379
	1,000,000	g	Ivory Coast Government International Bond		6.625	03/22/48	1,109
	$6,000,000		Japan Bank for International Cooperation		2.375	04/20/26	6,040
	2,000,000	g	Japan Finance Organization for Municipalities		2.000	09/08/20	1,995
	2,700,000	g	Japan Finance Organization for Municipalities		2.125	02/12/21	2,700
	4,000,000	g	Japan Finance Organization for Municipalities		2.125	04/13/21	3,995
	6,650,000	g	Japan Finance Organization for Municipalities		3.375	09/27/23	6,960
	2,500,000	g	Japan Finance Organization for Municipalities		3.000	03/12/24	2,590
JPY	113,000,000		Japan Finance Organization for Municipalities		0.450	03/14/25	1,080
	103,000,000		Japan Finance Organization for Municipalities		0.484	06/13/25	987
	140,000,000		Japan Finance Organization for Municipalities		0.020	03/13/26	1,306
	76,000,000		Japan Government Five Year Bond		0.100	06/20/23	715
	440,000,000		Japan Government Ten Year Bond		0.100	09/20/26	4,188
	369,000,000		Japan Government Ten Year Bond		0.100	12/20/26	3,516
	350,000,000		Japan Government Thirty Year Bond		2.400	11/20/31	4,232
	350,000,000		Japan Government Thirty Year Bond		2.300	05/20/32	4,222
	300,000,000		Japan Government Thirty Year Bond		2.500	09/20/34	3,806
	450,000,000		Japan Government Thirty Year Bond		0.500	09/20/46	4,350
	114,000,000		Japan Government Thirty Year Bond		0.700	06/20/48	1,156
	530,000,000		Japan Government Twenty Year Bond		1.900	03/22/21	5,096
	93,000,000		Japan Government Twenty Year Bond		0.600	12/20/36	929
	219,000,000		Japan Government Twenty Year Bond		0.500	12/20/38	2,138
EUR	600,000	g	Kazakhstan Government International Bond		2.375	11/09/28	739
	$1,525,000	g	Kenya Government International Bond		6.875	06/24/24	1,621
	600,000	g	Kenya Government International Bond		7.000	05/22/27	626
EUR	1,725,000	g	Kingdom of Belgium Government International Bond		0.900	06/22/29	2,124
	1,080,000		Kingdom of Belgium Government International Bond		1.250	04/22/33	1,377
	1,025,000	g	Kingdom of Belgium Government International Bond		1.600	06/22/47	1,355
	$7,700,000	g	Kommunalbanken AS.		1.625	01/15/20	7,674
	1,925,000	g	Kommunalbanken AS.		1.375	10/26/20	1,908
	3,750,000	g	Kommunalbanken AS.		1.625	02/10/21	3,731
	5,000,000	g	Kommunalbanken AS.		2.250	01/25/22	5,043
	2,600,000	g	Kommunalbanken AS.		2.750	02/05/24	2,694
EUR	500,000		Kommunalbanken AS.		0.625	04/20/26	595
	$4,500,000	g	Kommuninvest I Sverige AB		2.250	05/29/21	4,524
	2,833,000	g	Kommuninvest I Sverige AB		2.625	09/15/22	2,899
	4,000,000	i	Korea Development Bank	LIBOR 3 M + 0.550%	2.986	03/12/21	4,010
	2,675,000	g	Korea Housing Finance Corp		2.000	10/11/21	2,648
	5,775,000	g	Korea Housing Finance Corp		3.000	10/31/22	5,869
KRW	3,920,000,000		Korea Treasury Bond		2.000	03/10/21	3,423
	4,630,000,000		Korea Treasury Bond		1.375	09/10/21	3,998
	1,800,000,000		Korea Treasury Bond		1.500	12/10/26	1,547
	1,600,000,000		Korea Treasury Bond		2.375	12/10/28	1,475
344

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE (000)
	$45,000,000		Kreditanstalt fuer Wiederaufbau	2.750%	10/01/20	$45,428
	18,750,000		Kreditanstalt fuer Wiederaufbau	2.625	01/25/22	19,137
	5,750,000	g	Kuwait Government International Bond	2.750	03/20/22	5,827
	1,750,000		Lebanon Government International Bond	6.750	11/29/27	1,366
	5,250,000	g	Lithuania Government International Bond	6.625	02/01/22	5,794
MYR	3,500,000		Malaysia Government International Bond	3.757	04/20/23	857
MXN	14,500,000		Mexican Bonos	8.000	12/07/23	772
	23,500,000		Mexican Bonos	5.750	03/05/26	1,113
	$4,925,000		Mexico Government International Bond	3.600	01/30/25	5,041
EUR	900,000		Mexico Government International Bond	1.625	04/08/26	1,049
	$3,000,000		Mexico Government International Bond	4.150	03/28/27	3,144
	6,051,000		Mexico Government International Bond	6.050	01/11/40	7,222
	3,000,000	g	Mongolia Government International Bond	5.125	12/05/22	3,020
	5,750,000	g	Morocco Government International Bond	5.500	12/11/42	6,536
	2,900,000	g	Municipality Finance plc	1.125	09/16/19	2,892
	3,075,000	g	Namibia Government International Bond	5.250	10/29/25	3,084
	4,500,000	g	Nederlandse Waterschapsbank NV	2.125	11/15/21	4,526
	5,000,000	g	Nederlandse Waterschapsbank NV	1.875	04/14/22	4,999
	4,000,000	g	Nederlandse Waterschapsbank NV	3.125	12/05/22	4,162
EUR	1,075,000	g	Netherlands Government International Bond	0.750	07/15/28	1,334
AUD	500,000		New South Wales Treasury Corp	4.000	05/20/26	408
NZD	1,350,000		New Zealand Government International Bond	3.000	04/20/29	1,024
	1,175,000		New Zealand Government International Bond	2.750	04/15/37	886
	$4,600,000	g	Nigeria Government International Bond	6.500	11/28/27	4,604
NOK	26,500,000	g	Norway Government International Bond	1.750	09/06/29	3,188
	$6,455,000	g	Panama Notas del Tesora	3.750	04/17/26	6,671
	1,650,000	g	Paraguay Government International Bond	4.700	03/27/27	1,786
	925,000	g	Paraguay Government International Bond	5.400	03/30/50	1,027
	4,275,000	g	Perusahaan Penerbit SBSN Indonesia III	3.900	08/20/24	4,428
	9,350,000	g	Perusahaan Penerbit SBSN Indonesia III	4.400	03/01/28	9,962
PEN	4,860,000	g	Peruvian Government International Bond	8.200	08/12/26	1,832
	$4,900,000		Peruvian Government International Bond	2.844	06/20/30	4,925
	625,000	g	Petroamazonas EP	4.625	11/06/20	617
PHP	45,000,000		Philippine Government International Bond	4.950	01/15/21	882
EUR	1,050,000		Philippine Government International Bond	0.875	05/17/27	1,209
	$1,000,000		Philippine Government International Bond	3.750	01/14/29	1,092
	1,700,000		Philippine Government International Bond	3.700	03/01/41	1,839
	3,000,000		Philippine Government International Bond	3.700	02/02/42	3,267
PLN	6,600,000		Poland Government International Bond	4.000	10/25/23	1,918
EUR	1,525,000	g	Portugal Obrigacoes do Tesouro OT	1.950	06/15/29	1,981
	$15,000,000		Province of British Columbia Canada	2.000	10/23/22	15,037
CAD	2,350,000		Province of British Columbia Canada	2.550	06/18/27	1,867
	$10,000,000		Province of Manitoba Canada	3.050	05/14/24	10,449
	25,000,000		Province of Manitoba Canada	2.125	06/22/26	24,768
CAD	1,300,000		Province of New Brunswick Canada	3.100	08/14/28	1,060
	$25,000,000		Province of Ontario Canada	3.050	01/29/24	26,085
	22,500,000		Province of Quebec Canada	3.500	07/29/20	22,844
CAD	1,650,000		Province of Quebec Canada	2.750	09/01/27	1,325
	$6,000,000		Province of Quebec Canada	7.500	09/15/29	8,690
	2,000,000	g	Provincia de Mendoza Argentina	8.375	05/19/24	1,710
	4,200,000	g	Qatar Government International Bond	4.817	03/14/49	4,813
EUR	850,000	g	Republic of Austria Government International Bond	0.750	02/20/28	1,043
PLN	1,415,000		Republic of Poland Government International Bond	2.250	10/25/24	382
	2,805,000		Republic of Poland Government International Bond	2.750	10/25/29	770
	$2,475,000		Republic of South Africa Government International Bond	4.850	09/27/27	2,550
345

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL			ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE (000)
	$3,225,000	g	Republic of Uzbekistan Government International Bond		4.750%	02/20/24	$3,369
	1,500,000	g	Saudi Government International Bond		2.375	10/26/21	1,497
	11,775,000	g	Saudi Government International Bond		4.500	04/17/30	12,837
EUR	1,000,000	g	Senegal Government International Bond		4.750	03/13/28	1,140
	$2,000,000	g	Senegal Government International Bond		6.250	05/23/33	1,933
	2,000,000	g	Senegal Government International Bond		6.750	03/13/48	1,877
EUR	500,000	g	Serbia Government International Bond		1.500	06/26/29	567
RSD	96,000,000		Serbia Treasury Bonds		5.875	02/08/28	1,066
SGD	1,300,000		Singapore Government International Bond		2.625	05/01/28	1,008
	$4,000,000		South Africa Government International Bond		5.875	09/16/25	4,381
ZAR	12,200,000		South Africa Government International Bond		10.500	12/21/26	980
	15,100,000		South Africa Government International Bond		8.750	01/31/44	977
EUR	2,220,000		Spain Government International Bond		0.400	04/30/22	2,581
	2,550,000	g	Spain Government International Bond		2.750	10/31/24	3,345
	845,000	g	Spain Government International Bond		1.400	07/30/28	1,054
	1,100,000	g	Spain Government International Bond		1.850	07/30/35	1,431
	1,200,000	g	Spain Government International Bond		2.700	10/31/48	1,794
	$750,000	g	Sri Lanka Government International Bond		6.850	03/14/24	767
	4,000,000		Svensk Exportkredit AB		1.750	03/10/21	3,987
SEK	12,000,000		Sweden Government International Bond		2.250	06/01/32	1,626
THB	33,000,000		Thailand Government International Bond		2.000	12/17/22	1,083
	23,000,000		Thailand Government International Bond		2.400	12/17/23	767
	48,800,000		Thailand Government International Bond		3.300	06/17/38	1,788
	$3,500,000		Turkey Government International Bond		3.250	03/23/23	3,183
	2,950,000		Turkey Government International Bond		6.875	03/17/36	2,824
EUR	1,000,000	g	Ukraine Government International Bond		6.750	06/20/26	1,204
	$2,100,000	g	Ukraine Government International Bond		7.375	09/25/32	2,063
GBP	2,375,000		United Kingdom Gilt		1.750	07/22/19	3,018
	2,365,000		United Kingdom Gilt		2.750	09/07/24	3,328
	2,450,000		United Kingdom Gilt		4.750	12/07/30	4,399
	1,000,000		United Kingdom Gilt		4.250	03/07/36	1,839
	900,000		United Kingdom Gilt		1.500	07/22/47	1,148
	775,000		United Kingdom Gilt		1.625	10/22/54	1,038
	975,000		United Kingdom Gilt		1.750	07/22/57	1,366
UYU	20,760,000	g	Uruguay Government International Bond		9.875	06/20/22	584
	$2,352,945		Uruguay Government International Bond		4.375	10/27/27	2,541
UYU	21,800,000	g	Uruguay Government International Bond		8.500	03/15/28	539
AUD	2,735,000		Western Australian Treasury Corp		2.750	07/24/29	2,071
			TOTAL FOREIGN GOVERNMENT BONDS				736,118

MORTGAGE BACKED - 19.1%
	$7,732,106		Federal Home Loan Mortgage Corp (FHLMC)		3.000	10/15/33	7,947
	29,019,685		FHLMC		3.500	08/15/43	30,084
	8,279,120		FHLMC		3.000	03/15/44	8,431
	23,193,274		FHLMC		3.500	09/15/44	23,969
	37,134,193	i	FHLMC	LIBOR 1 M + 0.300%	2.694	06/15/48	36,900
	23,208,871	i	FHLMC		6.089	06/15/48	27,524
	19,707,012	i	FHLMC		6.009	10/15/48	22,940
	9,168		Federal Home Loan Mortgage Corp Gold (FGLMC)		7.000	10/01/20	9
	5,360		FGLMC		7.000	05/01/23	6
346

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE (000)
$22,042		FGLMC		8.000%	01/01/31	$23
5,161		FGLMC		7.000	01/01/32	5
539,291		FGLMC		4.500	07/01/33	576
3,626,830		FGLMC		7.000	12/01/33	4,223
1,219,249		FGLMC		4.500	10/01/34	1,302
705,735		FGLMC		4.500	04/01/35	758
1,102,765		FGLMC		7.000	05/01/35	1,276
3,074,313		FGLMC		5.000	06/01/36	3,362
1,167,751		FGLMC		5.000	07/01/39	1,269
144,137		FGLMC		4.500	12/01/43	155
93,215		FGLMC		4.500	02/01/44	100
3,420,627		FGLMC		4.500	10/01/44	3,670
1,515,854		FGLMC		4.500	11/01/44	1,627
2,204,293		FGLMC		4.500	11/01/44	2,366
851,960		FGLMC		4.500	12/01/44	900
1,400,294		FGLMC		4.500	12/01/44	1,503
7,031,452		FGLMC		3.500	04/01/45	7,333
839,531		FGLMC		4.500	05/01/45	859
56,947,320		FGLMC		3.500	10/01/45	59,318
33,886,498		FGLMC		4.000	12/01/45	35,876
85,818,592		FGLMC		3.500	08/01/46	89,375
121,771,078	h	FGLMC		3.000	01/01/47	123,212
94,823,137		FGLMC		3.000	02/01/47	95,953
2,823,652		FGLMC		4.500	06/01/47	3,031
5,800,759		FGLMC		4.000	09/01/47	6,120
6,540,208	h	FGLMC		3.500	12/01/47	6,807
29,948,567		FGLMC		3.500	03/01/48	31,080
37,858,394		FGLMC		4.000	03/01/48	40,063
19,414,533		FGLMC		4.000	07/01/48	20,557
29,426,120		FGLMC		4.500	08/01/48	31,645
14,121,395		FGLMC		4.500	10/01/48	15,184
17,129,471		FGLMC		3.500	11/01/48	17,777
45,610		Federal National Mortgage Association (FNMA)		8.000	07/01/24	51
10,327		FNMA		9.000	11/01/25	11
6,190,300		FNMA		3.500	05/01/32	6,412
2,348,241		FNMA		3.000	11/01/32	2,400
565,913		FNMA		4.500	10/01/33	605
38,287,326		FNMA		3.500	11/01/33	39,563
1,016,985		FNMA		4.500	05/01/35	1,091
6,443,560		FNMA		5.000	05/01/35	7,042
2,861,442		FNMA		5.000	10/01/35	3,128
2,430,148		FNMA		5.000	02/01/36	2,657
4,626,598		FNMA		5.500	11/01/38	5,093
5,603,639		FNMA		5.000	09/01/40	6,085
8,127,857		FNMA		5.000	05/01/41	8,831
5,528,897		FNMA		4.500	04/01/42	5,937
4,471,531		FNMA		4.500	06/01/42	4,802
7,574,764		FNMA		3.000	04/25/43	7,718
14,593,527	i	FNMA	LIBOR 1 M + 5.950%	3.546	09/25/43	2,582
10,122,168		FNMA		4.500	03/01/44	10,911
6,464,703		FNMA		4.500	06/01/44	6,933
6,488,083		FNMA		4.500	10/01/44	6,962
12,514,081		FNMA		4.500	11/01/44	13,429
4,722,874		FNMA		5.000	11/01/44	5,127
3,741,221		FNMA		4.500	12/01/44	4,015
36,515,551		FNMA		3.000	02/25/45	37,530
347

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)
$8,024,609		FNMA	3.000%	02/25/45	$8,114
609,753		FNMA	3.500	03/01/45	632
377,505		FNMA	3.500	03/01/45	393
1,480,562		FNMA	4.500	03/01/45	1,588
10,632,493		FNMA	3.000	03/25/45	10,891
637,083		FNMA	4.500	04/01/45	684
29,399,972		FNMA	3.500	04/25/45	30,478
32,144,809		FNMA	3.500	04/25/45	33,341
14,193,177		FNMA	3.500	05/01/45	14,813
8,080,036		FNMA	4.000	06/01/45	8,515
66,110,442		FNMA	3.000	12/25/45	67,336
20,578,943		FNMA	3.500	01/01/46	21,422
35,672,542		FNMA	4.000	01/01/46	37,742
1,066,447		FNMA	4.000	03/01/46	1,124
18,045,566		FNMA	3.500	06/01/46	18,778
4,308,399		FNMA	3.500	08/01/46	4,452
9,443,908		FNMA	3.000	10/01/46	9,448
20,366,105		FNMA	3.500	10/01/46	21,185
27,298,836		FNMA	3.000	11/01/46	27,639
43,683,682		FNMA	3.500	12/01/46	44,972
99,748,110		FNMA	3.500	01/01/47	102,522
8,676,043		FNMA	3.000	04/25/47	8,858
3,783,274		FNMA	3.500	08/01/47	3,900
2,210,940		FNMA	3.000	11/01/47	2,212
6,235,071		FNMA	3.000	11/01/47	6,237
3,601,676	h	FNMA	3.500	01/01/48	3,736
16,176,970		FNMA	4.500	01/01/48	17,393
13,881,564		FNMA	4.500	02/01/48	14,919
124,644,254		FNMA	3.000	02/25/48	127,544
15,318,153		FNMA	4.000	03/01/48	16,199
60,714,888		FNMA	4.500	03/01/48	65,253
171,769,259		FNMA	4.000	04/01/48	178,549
11,451,060		FNMA	4.500	05/01/48	12,307
8,555,727		FNMA	4.500	05/01/48	9,195
19,114,099		FNMA	5.000	06/01/48	20,238
37,340,056		FNMA	4.000	08/01/48	38,575
6,748,451		FNMA	4.500	08/01/48	7,050
22,422,099		FNMA	5.000	08/01/48	24,412
37,496,467	h	FNMA	4.000	09/01/48	38,759
71,108,380	h	FNMA	3.000	11/01/48	71,848
42,269,786	h	FNMA	4.500	11/01/48	44,154
38,556,120		FNMA	4.000	12/01/48	39,865
62,798,783		FNMA	4.500	12/01/48	65,697
12,387,885		FNMA	3.000	06/01/49	12,393
49,122,440	h	FNMA	3.500	06/01/49	50,273
6,225,580		FNMA	5.000	06/01/49	6,601
13,630,997		Government National Mortgage Association (GNMA)	3.700	10/15/33	14,371
214,958		GNMA	6.000	10/20/36	245
247,213		GNMA	6.000	01/20/37	282
744,897		GNMA	6.000	02/20/37	849
558,674		GNMA	5.000	04/15/38	615
243,097		GNMA	6.000	08/20/38	277
460,457		GNMA	6.500	11/20/38	538
62,531		GNMA	4.500	02/20/39	68
348

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)
$133,905		GNMA	2.176%	05/16/39	$133
1,853,903		GNMA	5.000	06/15/39	2,040
1,057,633		GNMA	5.000	06/15/39	1,147
11,121,812		GNMA	3.700	08/15/40	11,764
83,970		GNMA	4.500	08/20/41	91
306,060		GNMA	4.500	09/20/41	332
69,169		GNMA	4.500	01/20/44	75
69,506		GNMA	4.500	02/20/44	76
133,480		GNMA	4.500	05/20/44	145
860,546		GNMA	4.500	05/20/44	935
980,967		GNMA	4.500	08/20/44	1,066
668,250		GNMA	4.500	09/20/44	713
370,665		GNMA	4.500	10/20/44	400
145,141		GNMA	4.500	11/20/44	152
607,130		GNMA	4.500	12/20/44	660
891,154		GNMA	4.500	02/20/45	968
1,080,207		GNMA	4.500	08/20/45	1,173
953,218		GNMA	4.500	08/20/45	1,036
1,026,677		GNMA	4.500	12/20/45	1,116
14,954,597	†	GNMA	4.000	06/20/46	2,170
33,976,016		GNMA	3.000	12/20/47	34,745
108,256,340		GNMA	3.500	12/20/47	111,859
19,570,013		GNMA	3.000	01/20/48	20,013
66,309,756		GNMA	3.500	01/20/48	68,510
4,547,942		GNMA	3.500	07/20/48	4,698
24,832,520		GNMA	4.000	12/20/48	25,741
23,937,567		GNMA	3.500	01/20/49	24,716
3,222,730		GNMA	4.000	03/20/49	3,343
		TOTAL MORTGAGE BACKED			2,643,328

MUNICIPAL BONDS - 5.1%
16,270,000		California State University	3.899	11/01/47	17,614
2,975,000		Chicago Housing Authority	3.682	01/01/25	3,149
845,000		City & County of San Francisco CA	3.750	09/01/37	872
2,000,000		City & County of San Francisco CA	4.000	09/01/48	2,050
245,000		City & County of San Francisco CA Community Facilities District	3.264	09/01/25	254
1,000,000		City & County of San Francisco CA Community Facilities District	4.038	09/01/34	1,062
2,950,000		City & County of San Francisco CA Community Facilities District	4.221	09/01/39	3,132
8,080,000		City of Austin TX Electric Utility Revenue	2.456	11/15/22	8,182
6,590,000		City of Austin TX Electric Utility Revenue	2.524	11/15/23	6,692
8,025,000		City of Austin TX Electric Utility Revenue	2.574	11/15/24	8,169
4,940,000		City of Austin TX Electric Utility Revenue	2.677	11/15/25	5,054
8,725,000		City of Dallas TX Waterworks & Sewer System Revenue	1.217	10/01/19	8,707
5,000,000		City of Dallas TX Waterworks & Sewer System Revenue	1.868	10/01/22	4,974
2,775,000		City of Dallas TX Waterworks & Sewer System Revenue	2.068	10/01/23	2,774
1,350,000		City of Dallas TX Waterworks & Sewer System Revenue	2.389	10/01/25	1,364
3,995,000		City of Los Angeles CA Wastewater System Revenue	4.029	06/01/39	4,246
7,470,000		City of New York NY	3.010	08/01/24	7,763
4,870,000		City of New York NY	3.430	12/01/24	5,172
2,025,000		City of San Antonio TX Customer Facility Charge Revenue	4.253	07/01/24	2,124
1,575,000		City of San Antonio TX Customer Facility Charge Revenue	4.353	07/01/25	1,666
20,000,000		City of San Francisco CA Public Utilities Commission Water Revenue	4.035	11/01/41	20,850
349

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE (000)
$7,215,000	Commonwealth Financing Authority	3.864%	06/01/38	$7,586
19,355,000	Commonwealth Financing Authority	3.807	06/01/41	20,305
1,875,000	County of Miami-Dade FL Aviation Revenue	1.885	10/01/21	1,864
1,505,000	County of Miami-Dade FL Aviation Revenue	2.218	10/01/22	1,507
1,500,000	County of Miami-Dade FL Aviation Revenue	2.368	10/01/23	1,509
2,500,000	County of Miami-Dade FL Aviation Revenue	3.285	10/01/23	2,608
3,500,000	County of Miami-Dade FL Aviation Revenue	2.504	10/01/24	3,526
2,250,000	County of Miami-Dade FL Aviation Revenue	3.405	10/01/24	2,376
4,365,000	County of Miami-Dade FL Aviation Revenue	2.604	10/01/25	4,419
2,375,000	County of Miami-Dade FL Aviation Revenue	3.505	10/01/25	2,528
2,500,000	County of Miami-Dade FL Aviation Revenue	2.704	10/01/26	2,523
3,750,000	County of Miami-Dade FL Aviation Revenue	3.612	10/01/26	4,008
3,730,000	County of Miami-Dade FL Aviation Revenue	3.732	10/01/37	3,743
3,900,000	County of Miami-Dade FL Aviation Revenue	3.982	10/01/41	3,999
9,160,000	County of Miami-Dade FL Aviation Revenue	4.280	10/01/41	9,785
7,890,000	Denver City & County School District No	4.242	12/15/37	8,924
39,400,000	Florida Hurricane Catastrophe Fund Finance Corp	2.995	07/01/20	39,656
11,200,000	Florida State Board of Administration Finance Corp	2.163	07/01/19	11,200
5,080,000	Illinois Finance Authority	3.944	08/15/47	5,406
5,265,000	Los Angeles County Redevelopment Refunding Authority Redev Agency Successor Agy	1.125	09/01/19	5,257
2,350,000	Los Angeles County Redevelopment Refunding Authority Redev Agency Successor Agy	1.500	09/01/21	2,319
1,000,000	Los Angeles County Redevelopment Refunding Authority Redev Agency Successor Agy	2.000	09/01/22	994
4,805,000	Los Angeles County Redevelopment Refunding Authority Redev Agency Successor Agy	3.375	09/01/35	4,891
2,560,000	Michigan Finance Authority	1.941	11/01/21	2,527
3,000,000	Michigan Finance Authority	2.244	11/01/22	2,983
13,330,000	Michigan Finance Authority	2.862	09/01/49	13,459
14,000,000	Michigan Finance Authority	2.988	09/01/49	14,284
570,000	New Jersey Economic Development Authority	3.500	06/15/20	575
500,000	New Jersey Economic Development Authority	3.700	06/15/21	508
1,110,000	New Jersey Economic Development Authority	3.800	07/01/22	1,127
870,000	New York City Housing Development Corp	3.403	05/01/22	901
750,000	New York City Housing Development Corp	3.453	11/01/22	782
1,360,000	New York City Housing Development Corp	3.523	05/01/23	1,427
1,815,000	New York City Housing Development Corp	3.573	11/01/23	1,916
1,000,000	New York City Housing Development Corp	3.650	05/01/24	1,063
5,680,000	New York State Dormitory Authority	3.998	07/01/39	5,949
10,605,000	New York State Dormitory Authority	4.294	07/01/44	11,361
6,000,000	New York State Dormitory Authority	3.879	07/01/46	6,148
855,000	Oklahoma City Economic Development Trust	3.172	09/01/21	873
1,120,000	Oklahoma City Economic Development Trust	3.222	09/01/22	1,157
810,000	Oklahoma City Economic Development Trust	3.440	09/01/24	853
2,350,000	Oregon State Lottery	2.505	04/01/24	2,384
3,500,000	Palm Beach County Solid Waste Authority	2.083	10/01/21	3,502
4,720,000	Permanent University Fund	1.880	07/01/19	4,720
2,320,000	Permanent University Fund	2.258	07/01/20	2,325
2,160,000	Permanent University Fund	2.408	07/01/21	2,179
2,750,000	Permanent University Fund	2.508	07/01/22	2,795
2,855,000	Permanent University Fund	2.608	07/01/23	2,926
350

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE (000)
$3,250,000	Permanent University Fund	2.708%	07/01/24	$3,352
2,335,000	Permanent University Fund	2.808	07/01/25	2,418
3,775,000	Permanent University Fund	2.908	07/01/26	3,915
4,000,000	Permanent University Fund	3.008	07/01/27	4,146
2,000,000	Port of Corpus Christi Authority of Nueces County	3.138	12/01/22	2,051
3,400,000	Port of Corpus Christi Authority of Nueces County	3.287	12/01/23	3,524
1,500,000	Port of Corpus Christi Authority of Nueces County	3.387	12/01/24	1,564
1,000,000	Port of Corpus Christi Authority of Nueces County	3.487	12/01/25	1,048
7,500,000	Port of Morrow OR	1.582	09/01/20	7,464
2,075,000	Port of Morrow OR	1.782	09/01/21	2,061
4,355,000	Public Finance Authority	4.269	07/01/40	4,714
1,000,000	Regents of the University of California Medical Center Pooled Revenue	2.037	05/15/23	996
1,000,000	Regents of the University of California Medical Center Pooled Revenue	2.259	05/15/24	1,000
1,250,000	Regents of the University of California Medical Center Pooled Revenue	2.359	05/15/25	1,249
1,785,000	Regents of the University of California Medical Center Pooled Revenue	2.459	05/15/26	1,783
1,600,000	Regents of the University of California Medical Center Pooled Revenue	2.559	05/15/27	1,598
700,000	Regents of the University of California Medical Center Pooled Revenue	2.659	05/15/28	699
900,000	Regents of the University of California Medical Center Pooled Revenue	2.759	05/15/29	896
6,000,000	San Francisco City & County Airport Comm-San Francisco International Airport	3.046	05/01/22	6,157
6,360,000	San Jose Redevelopment Agency	3.375	08/01/34	6,547
335,000	Santa Ana Community Redevelopment Agency Successor Agency	3.346	09/01/21	344
1,340,000	Santa Ana Community Redevelopment Agency Successor Agency	3.467	09/01/22	1,397
1,340,000	Santa Ana Community Redevelopment Agency Successor Agency	3.567	09/01/23	1,416
13,060,000	State of California	4.600	04/01/38	14,261
3,060,000	State of Georgia	2.000	07/01/20	3,064
3,215,000	State of Georgia	2.150	07/01/21	3,226
3,465,000	State of Georgia	1.910	02/01/23	3,450
3,905,000	State of Georgia	2.750	07/01/25	3,959
4,100,000	State of Georgia	2.850	07/01/26	4,157
4,305,000	State of Georgia	2.950	07/01/27	4,359
4,520,000	State of Georgia	3.050	07/01/28	4,586
3,245,000	State of Georgia	3.150	07/01/29	3,299
7,160,000	State of Illinois	5.463	02/01/20	7,255
12,500,000	State of Illinois	1.930	06/15/20	12,405
12,500,000	State of Illinois	2.250	06/15/21	12,386
12,500,000	State of Illinois	3.150	06/15/26	12,478
12,500,000	State of Illinois	3.250	06/15/27	12,415
20,150,000	State of Illinois	5.100	06/01/33	21,220
20,000,000	State of Michigan	1.579	11/01/20	19,932
13,000,000	State of Michigan	1.779	11/01/21	12,976
7,000,000	State of Michigan	1.966	11/01/22	7,020
9,700,000	State of Oregon Department of Administrative Services	4.103	05/01/39	10,388
351

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)
$9,900,000		State of Wisconsin	3.154%	05/01/27	$10,356
7,000,000		The Ohio State University	3.798	12/01/46	7,629
6,000,000		University of California	2.570	05/15/22	6,095
25,860,000		University of California	3.063	07/01/25	26,854
10,230,000		University of California	4.601	05/15/31	11,677
17,045,000		University of California	3.931	05/15/45	18,037
20,000,000		University of New Mexico	3.532	06/20/32	20,669
500,000		Utah Municipal Power Agency	1.630	07/01/19	500
835,000		Utah Municipal Power Agency	1.823	07/01/20	830
500,000		Utah Municipal Power Agency	2.023	07/01/21	496
1,750,000		Utah Municipal Power Agency	2.262	07/01/22	1,743
1,500,000		Utah Municipal Power Agency	2.512	07/01/23	1,507
2,160,000		Virginia Port Authority	4.228	07/01/36	2,250
390,000		Washington Convention & Sports Authority	3.969	10/01/30	419
		TOTAL MUNICIPAL BONDS			697,764

U.S. TREASURY SECURITIES - 15.9%
66,677,000		United States Treasury Bond	4.500	02/15/36	87,907
4,500,000		United States Treasury Bond	4.750	02/15/37	6,157
48,750,000		United States Treasury Bond	3.500	02/15/39	57,854
11,900,000		United States Treasury Bond	3.875	08/15/40	14,850
19,135,000		United States Treasury Bond	4.375	05/15/41	25,530
16,434,000		United States Treasury Bond	3.750	08/15/41	20,162
56,375,000		United States Treasury Bond	3.625	08/15/43	67,991
35,680,000		United States Treasury Bond	3.000	05/15/45	38,973
81,710,000		United States Treasury Bond	2.875	08/15/45	87,235
102,850,000		United States Treasury Bond	2.500	05/15/46	102,123
1,075,000		United States Treasury Bond	3.000	05/15/47	1,176
58,160,000		United States Treasury Bond	2.750	11/15/47	60,618
6,655,000		United States Treasury Bond	3.000	02/15/48	7,280
41,095,000		United States Treasury Bond	3.125	05/15/48	46,050
85,945,000		United States Treasury Bond	3.000	08/15/48	94,116
98,520,000		United States Treasury Bond	3.375	11/15/48	115,807
30,999,636	k	United States Treasury Inflation Indexed Bonds	0.500	04/15/24	31,387
50,000,000		United States Treasury Note	0.750	07/15/19	49,972
61,725,000		United States Treasury Note	1.375	07/31/19	61,680
32,565,000		United States Treasury Note	1.250	08/31/19	32,509
1,680,000		United States Treasury Note	1.500	10/31/19	1,677
14,075,000		United States Treasury Note	2.250	02/29/20	14,093
4,065,000		United States Treasury Note	1.625	03/15/20	4,053
5,340,000		United States Treasury Note	2.250	03/31/20	5,349
51,445,000		United States Treasury Note	2.375	04/30/20	51,594
1,600,000		United States Treasury Note	1.500	05/15/20	1,593
76,920,000		United States Treasury Note	2.500	05/31/20	77,260
21,800,000		United States Treasury Note	1.625	07/31/20	21,725
39,810,000		United States Treasury Note	2.625	08/31/20	40,132
3,200,000		United States Treasury Note	2.500	12/31/20	3,231
825,000		United States Treasury Note	2.125	01/31/21	829
9,925,000		United States Treasury Note	2.500	01/31/21	10,027
12,589,300		United States Treasury Note	1.125	02/28/21	12,445
10,470,000		United States Treasury Note	2.000	02/28/21	10,499
52,345,000		United States Treasury Note	2.500	02/28/21	52,918
88,000,000		United States Treasury Note	2.250	03/31/21	88,667
10,385,000		United States Treasury Note	1.375	04/30/21	10,306
352

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE (000)
$68,550,000		United States Treasury Note		2.250%	04/30/21	$69,112
50,565,000		United States Treasury Note		2.625	05/15/21	51,333
1,040,000		United States Treasury Note		1.375	05/31/21	1,032
16,465,000		United States Treasury Note		2.000	05/31/21	16,532
4,080,000		United States Treasury Note		2.125	05/31/21	4,107
37,305,000		United States Treasury Note		2.625	06/15/21	37,920
1,730,000		United States Treasury Note		2.125	06/30/21	1,742
37,725,000		United States Treasury Note		2.375	03/15/22	38,385
6,710,000		United States Treasury Note		1.750	03/31/22	6,712
5,725,000		United States Treasury Note		1.750	04/30/22	5,728
17,300,000		United States Treasury Note		1.750	06/15/22	17,318
3,200,000		United States Treasury Note		2.000	07/31/22	3,225
17,530,000		United States Treasury Note		2.625	02/28/23	18,077
120,834,000		United States Treasury Note		2.750	04/30/23	125,313
126,842,000		United States Treasury Note		2.750	05/31/23	131,643
3,718,000		United States Treasury Note		2.875	11/30/23	3,895
1,650,000		United States Treasury Note		2.000	05/31/24	1,669
27,557,000		United States Treasury Note		2.500	02/28/26	28,645
19,083,000		United States Treasury Note		2.375	04/30/26	19,696
22,500,000		United States Treasury Note		2.125	05/31/26	22,861
24,700,000		United States Treasury Note		2.750	02/15/28	26,249
98,915,000		United States Treasury Note		2.375	05/15/29	102,161
33,182,000		United States Treasury Note		3.000	02/15/49	36,391
18,000,000		United States Treasury Note		2.875	05/15/49	19,280
		TOTAL U.S. TREASURY SECURITIES				2,204,801

		TOTAL GOVERNMENT BONDS				6,602,167
		(Cost $6,420,109)

STRUCTURED ASSETS - 18.0%

ASSET BACKED - 8.2%
11,450,000		Ally Auto Receivables Trust		2.100	03/15/22	11,427
		Series - 2017 2 (Class A4)
282,902		AmeriCredit Automobile Receivables Trust		2.400	01/08/21	283
		Series - 2015 2 (Class C)
201,589		AmeriCredit Automobile Receivables Trust		1.460	05/10/21	202
		Series - 2016 3 (Class A3)
12,805,000		AmeriCredit Automobile Receivables Trust		3.340	08/08/21	12,863
		Series - 2015 3 (Class D)
2,369,829		AmeriCredit Automobile Receivables Trust		1.870	08/18/21	2,366
		Series - 2017 1 (Class A3)
4,707,595		AmeriCredit Automobile Receivables Trust		1.900	03/18/22	4,697
		Series - 2017 3 (Class A3)
5,500,000		AmeriCredit Automobile Receivables Trust		2.740	12/08/22	5,520
		Series - 2016 4 (Class D)
74,236	†,g	Asset Backed Funding Corp NIM Trust		5.900	07/26/35	0	^
		Series - 2005 WMC1 (Class N1)
1,497,448	i	Asset Backed Securities Corp Home Equity Loan Trust	LIBOR 1 M + 0.900%	3.386	08/25/34	1,487
		Series - 2004 HE5 (Class M1)
353

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE (000)
$8,000,000	g	Avis Budget Rental Car Funding AESOP LLC		3.450%	03/20/23	$8,192
		Series - 2019 1A (Class A)
12,000,000	g	Avis Budget Rental Car Funding AESOP LLC		3.070	09/20/23	12,176
		Series - 2017 1A (Class A)
32,000,000	g	Avis Budget Rental Car Funding AESOP LLC		2.970	03/20/24	32,483
		Series - 2017 2A (Class A)
4,745,000	i	Bayview Financial Mortgage Pass-Through Trust	LIBOR 1 M + 0.650%	3.052	02/28/41	4,685
		Series - 2006 A (Class M3)
6,537,000	i	Bear Stearns Asset Backed Securities Trust	LIBOR 1 M + 0.670%	3.074	04/25/36	6,525
		Series - 2006 SD1 (Class M1)
5,184,409	g	BRE Grand Islander Timeshare Issuer LLC		3.280	09/26/33	5,267
		Series - 2019 A (Class A)
3,412,121		Capital Auto Receivables Asset Trust		1.690	03/20/21	3,406
		Series - 2016 3 (Class A4)
7,966,817	g	Capital Automotive REIT		3.660	10/15/44	8,042
		Series - 2014 1A (Class A)
6,848,333	g	Capital Automotive REIT		3.870	04/15/47	6,968
		Series - 2017 1A (Class A1)
5,800,000		Capital One Multi-Asset Execution Trust		2.430	01/15/25	5,851
		Series - 2017 A3 (Class A3)
3,875,000		CarMax Auto Owner Trust		2.150	03/15/21	3,874
		Series - 2015 2 (Class B)
2,640,000		CarMax Auto Owner Trust		2.390	03/15/21	2,640
		Series - 2015 2 (Class C)
5,290,737		CarMax Auto Owner Trust		1.970	04/15/22	5,279
		Series - 2017 3 (Class A3)
2,850,000		CarMax Auto Owner Trust		2.250	09/15/22	2,855
		Series - 2017 2 (Class A4)
4,100,000		CarMax Auto Owner Trust		2.330	05/15/23	4,121
		Series - 2017 4 (Class A4)
1,761,995	i	C-BASS Trust	LIBOR 1 M + 0.080%	2.484	07/25/36	1,741
		Series - 2006 CB6 (Class A1)
428,194	i	Chase Funding Mortgage Loan Asset-Backed Certificates		5.700	02/26/35	430
		Series - 2004 2 (Class 1M2)
348,431		CIT Group Home Equity Loan Trust (Step Bond)		6.200	02/25/30	356
		Series - 2002 1 (Class AF6)
650,000	i	Citigroup Mortgage Loan Trust, Inc	LIBOR 1 M + 0.750%	3.154	01/25/36	649
		Series - 2006 WFH1 (Class M4)
3,551,119		CNH Equipment Trust		2.930	12/15/21	3,561
		Series - 2018 B (Class A2)
9,500,000		CNH Equipment Trust		2.170	04/17/23	9,518
		Series - 2017 B (Class A4)
31,490,000		CNH Equipment Trust		2.360	11/15/24	31,606
		Series - 2017 C (Class A4)
2,000,000		CNH Equipment Trust		3.300	04/15/25	2,061
		Series - 2018 A (Class A4)
354

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE (000)
$2,350,000		CNH Equipment Trust		3.220%	01/15/26	$2,432
		Series - 2019 A (Class A4)
1,002,062	g	DaimlerChrysler Capital Auto Receivables Trust		1.640	07/15/21	1,001
		Series - 2016 BA (Class A3)
20,817,975	g	DB Master Finance LLC		3.629	11/20/47	21,140
		Series - 2017 1A (Class A2I)
4,800,000	g	DB Master Finance LLC		3.787	05/20/49	4,902
		Series - 2019 1A (Class A2I)
8,310,000	g	DB Master Finance LLC		4.021	05/20/49	8,553
		Series - 2019 1A (Class A2II)
5,856,430	g	Diamond Resorts Owner Trust		3.700	01/21/31	5,939
		Series - 2018 1 (Class A)
5,000,000		Discover Card Execution Note Trust		2.390	07/15/24	5,046
		Series - 2017 A2 (Class A2)
39,373,688	g	Domino’s Pizza Master Issuer LLC		3.082	07/25/47	39,433
		Series - 2017 1A (Class A2II)
2,988,644	g,i	Ellington Loan Acquisition Trust	LIBOR 1 M + 1.100%	3.504	05/25/37	3,010
		Series - 2007 2 (Class A2C)
18,000,000	g	Ford Credit Auto Owner Trust		2.150	07/15/26	17,969
		Series - 2015 1 (Class A)
17,400,000	g	Ford Credit Auto Owner Trust		2.440	01/15/27	17,421
		Series - 2015 2 (Class A)
16,500,000	g	Ford Credit Auto Owner Trust		2.030	12/15/27	16,450
		Series - 2016 2 (Class A)
12,000,000	g	Ford Credit Auto Owner Trust		2.620	08/15/28	12,141
		Series - 2017 1 (Class A)
27,050,000	g	Ford Credit Auto Owner Trust		2.360	03/15/29	27,104
		Series - 2017 2 (Class A)
3,500,000		Ford Credit Floorplan Master Owner Trust		2.070	05/15/22	3,495
		Series - 2017 1 (Class A1)
5,000,000		Ford Credit Floorplan Master Owner Trust		2.390	08/15/22	5,010
		Series - 2015 5 (Class A)
6,000,000		Ford Credit Floorplan Master Owner Trust		2.480	09/15/24	6,066
		Series - 2017 3 (Class A)
750,000	g,i	FREMF Mortgage Trust		4.156	03/25/49	784
		Series - 2016 K53 (Class B)
5,250,065		GM Financial Automobile Leasing Trust		2.890	09/21/20	5,257
		Series - 2018 3 (Class A2A)
6,000,000	g	GM Financial Consumer Automobile Receivables Trust		2.130	03/16/23	5,999
		Series - 2017 3A (Class A4)
7,000,000	g	GMF Floorplan Owner Revolving Trust		2.130	07/15/20	6,985
		Series - 2017 2 (Class A1)
2,950,000	g	GMF Floorplan Owner Revolving Trust		2.220	01/18/22	2,947
		Series - 2017 1 (Class A1)
6,923,727	i	GSAMP Trust	LIBOR 1 M + 0.975%	3.461	09/25/34	6,979
		Series - 2004 HE2 (Class M1)
721,266	g	HERO Funding Trust		3.280	09/20/48	729
		Series - 2017 2A (Class A1)
1,442,532	g	HERO Funding Trust		4.070	09/20/48	1,500
		Series - 2017 2A (Class A2)
5,250,000	g	Hertz Vehicle Financing II LP		3.710	03/25/23	5,387
		Series - 2019 1A (Class A)
15,500,000	g	Hertz Vehicle Financing II LP		3.290	02/25/24	15,765
		Series - 2018 1A (Class A)
355

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE (000)
$5,000,000	g	Hertz Vehicle Financing II LP		3.420%	05/25/25	$5,107
		Series - 2019 2A (Class A)
11,875,000	g	Hertz Vehicle Financing LLC		2.270	07/25/20	11,870
		Series - 2016 3A (Class A)
10,000,000	g	Hertz Vehicle Financing LLC		4.030	07/25/24	10,455
		Series - 2018 3A (Class A)
6,044,999	g	Hilton Grand Vacations Trust		2.660	12/26/28	6,077
		Series - 2017 AA (Class A)
5,213,812	g	Hilton Grand Vacations Trust		2.960	12/26/28	5,237
		Series - 2017 AA (Class B)
2,653,221	g	Hilton Grand Vacations Trust		4.000	02/25/32	2,730
		Series - 2018 AA (Class C)
940,162	i	Home Equity Asset Trust	LIBOR 1 M + 1.500%	3.986	06/25/33	944
		Series - 2003 1 (Class M1)
7,100,000	g	Houston Galleria Mall Trust		3.087	03/05/37	7,287
		Series - 2015 HGLR (Class A1A2)
1,750,000	g	Hyundai Auto Lease Securitization Trust		2.120	02/16/21	1,748
		Series - 2017 C (Class A3)
3,750,000	g	Hyundai Auto Lease Securitization Trust		2.210	09/15/21	3,745
		Series - 2017 C (Class A4)
707,529	i	Irwin Home Equity Corp	LIBOR 1 M + 0.760%	3.164	02/25/34	704
		Series - 2005 A (Class A3)
7,484,401	g	JG Wentworth XXII LLC		3.820	12/15/48	7,740
		Series - 2010 3A (Class A)
6,700,000		John Deere Owner Trust		2.110	07/15/24	6,703
		Series - 2017 B (Class A4)
2,000,000		JP Morgan Chase Commercial Mortgage Securities Trust		3.914	01/15/49	2,151
		Series - 2015 JP1 (Class A5)
4,807,683	i	JP Morgan Mortgage Acquisition Trust	LIBOR 1 M + 0.320%	2.724	03/25/37	4,708
		Series - 2007 CH3 (Class A1B)
22,499,983	i	JP Morgan Mortgage Acquisition Trust	LIBOR 1 M + 0.160%	2.564	06/25/37	22,169
		Series - 2007 CH5 (Class A1)
2,000,000		JPMBB Commercial Mortgage Securities Trust		3.898	02/15/48	2,075
		Series - 2015 C27 (Class B)
5,714,105	i	Morgan Stanley ABS Capital I, Inc Trust	LIBOR 1 M + 1.050%	3.266	12/27/33	5,736
		Series - 2004 NC1 (Class M1)
1,155,949	i	Morgan Stanley ABS Capital I, Inc Trust	LIBOR 1 M + 0.825%	3.229	08/25/34	1,154
		Series - 2004 HE6 (Class M1)
2,417,971	g	Morgan Stanley Bank of America Merrill Lynch Trust		4.384	12/15/46	2,561
		Series - 2014 C19 (Class LNC2)
2,563,107	g	MVW Owner Trust		2.520	12/20/32	2,559
		Series - 2015 1A (Class A)
6,510,132	g	MVW Owner Trust		2.420	12/20/34	6,490
		Series - 2017 1A (Class A)
7,010,114	g	MVW Owner Trust		3.450	01/21/36	7,205
		Series - 2018 1A (Class A)
6,350,000	g	MVW Owner Trust		2.890	11/20/36	6,432
		Series - 2019 1A (Class A)
1,555,000	g	MVW Owner Trust		3.330	11/20/36	1,573
		Series - 2019 1A (Class C)
4,400,000	g	Navient Student Loan Trust		3.390	12/15/59	4,540
		Series - 2019 BA (Class A2A)
356

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE (000)
$1,868,889	g	Orange Lake Timeshare Trust		3.100%	11/08/30	$1,897
		Series - 2018 A (Class A)
14,391,250	g	Planet Fitness Master Issuer LLC		4.262	09/05/48	14,826
		Series - 2018 1A (Class A2I)
2,621,787	g	Pretium Mortgage Credit Partners I LLC (Step Bond)		4.125	08/25/33	2,640
		Series - 2018 NPL3 (Class A1)
4,266,778	g	Pretium Mortgage Credit Partners I LLC (Step Bond)		3.844	12/25/58	4,279
		Series - 2019 NPL2 (Class A1)
4,521,266	g	Pretium Mortgage Credit Partners I LLC (Step Bond)		4.213	07/25/60	4,588
		Series - 2019 NPL1 (Class A1)
5,307,282	g	PRPM LLC (Step Bond)		3.967	04/25/24	5,384
		Series - 2019 2A (Class A1)
2,790,000	i	RASC	LIBOR 1 M + 0.590%	3.080	08/25/35	2,794
		Series - 2005 KS8 (Class M4)
15,369	i	Renaissance Home Equity Loan Trust	LIBOR 1 M + 0.880%	3.284	08/25/33	15
		Series - 2003 2 (Class A)
5,270,446		Santander Drive Auto Receivables Trust		2.970	07/15/21	5,274
		Series - 2018 5 (Class A2A)
5,325,000		Santander Drive Auto Receivables Trust		3.190	03/15/22	5,351
		Series - 2018 5 (Class A3)
6,000,000		Santander Drive Auto Receivables Trust		2.800	08/15/22	6,034
		Series - 2016 3 (Class D)
8,000,000		Santander Drive Auto Receivables Trust		3.170	04/17/23	8,063
		Series - 2017 1 (Class D)
4,250,000		Santander Drive Auto Receivables Trust		3.210	09/15/23	4,319
		Series - 2019 1 (Class B)
12,500,000	g	Santander Retail Auto Lease Trust		2.370	01/20/22	12,499
		Series - 2017 A (Class A4)
10,968,989	g	Sierra Receivables Funding Co LLC		2.910	03/20/34	11,075
		Series - 2017 1A (Class A)
5,056,606	g	Sierra Receivables Funding Co LLC		3.200	03/20/34	5,086
		Series - 2017 1A (Class B)
1,731,101	g	Sierra Timeshare Receivables Funding LLC		2.400	03/22/32	1,727
		Series - 2015 1A (Class A)
2,211,337	g	Sierra Timeshare Receivables Funding LLC		2.580	09/20/32	2,208
		Series - 2015 3A (Class A)
2,667,359	g	Sierra Timeshare Receivables Funding LLC		3.080	09/20/32	2,668
		Series - 2015 3A (Class B)
1,394,739	g	Sierra Timeshare Receivables Funding LLC		3.080	03/21/33	1,404
		Series - 2016 1A (Class A)
4,485,285	g	Sierra Timeshare Receivables Funding LLC		2.330	07/20/33	4,469
		Series - 2016 2A (Class A)
714,217	g	Sierra Timeshare Receivables Funding LLC		2.780	07/20/33	713
		Series - 2016 2A (Class B)
3,256,383	g	Sierra Timeshare Receivables Funding LLC		2.430	10/20/33	3,246
		Series - 2016 3A (Class A)
357

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE (000)
$1,929,709	g	Sierra Timeshare Receivables Funding LLC		2.630%	10/20/33	$1,923
		Series - 2016 3A (Class B)
4,957,788	g	Sierra Timeshare Receivables Funding LLC		3.500	06/20/35	5,097
		Series - 2018 2A (Class A)
5,914,024	g	Sierra Timeshare Receivables Funding LLC		4.170	09/20/35	6,098
		Series - 2018 3A (Class C)
7,518,119	g	Sierra Timeshare Receivables Funding LLC		3.200	01/20/36	7,701
		Series - 2019 1A (Class A)
8,691,467	g	Sierra Timeshare Receivables Funding LLC		3.770	01/20/36	8,825
		Series - 2019 1A (Class C)
67,904	g	SLM Student Loan Trust		3.740	02/15/29	68
		Series - 2011 B (Class A2)
2,715,005	g	SMB Private Education Loan Trust		2.490	06/15/27	2,719
		Series - 2015 A (Class A2A)
5,967,762	g	SMB Private Education Loan Trust		2.750	07/15/27	5,999
		Series - 2015 C (Class A2A)
9,615,032	g	SMB Private Education Loan Trust		2.430	02/17/32	9,589
		Series - 2016 B (Class A2A)
14,128,475	g	SMB Private Education Loan Trust		2.880	09/15/34	14,293
		Series - 2017 A (Class A2A)
15,250,000	g	SMB Private Education Loan Trust		2.820	10/15/35	15,381
		Series - 2017 B (Class A2A)
5,000,000	g	SMB Private Education Loan Trust		3.500	02/15/36	5,183
		Series - 2018 A (Class A2A)
7,247,624	g	Sofi Professional Loan Program LLC		3.120	02/25/48	7,307
		Series - 2018 D (Class A1FX)
5,500,000	g	Sofi Professional Loan Program LLC		3.690	06/15/48	5,770
		Series - 2019 A (Class A2FX)
13,805,402	g	SoFi Professional Loan Program LLC		2.340	04/25/33	13,787
		Series - 2016 D (Class A2B)
13,433,991	g	SoFi Professional Loan Program LLC		2.490	01/25/36	13,459
		Series - 2016 E (Class A2B)
2,188,463	g	SoFi Professional Loan Program LLC		2.760	12/26/36	2,201
		Series - 2016 A (Class A2)
201,850	g	SoFi Professional Loan Program LLC		1.550	03/26/40	201
		Series - 2017 A (Class A2A)
4,925,000	g	SoFi Professional Loan Program LLC		2.400	03/26/40	4,922
		Series - 2017 A (Class A2B)
1,662,482	g	SoFi Professional Loan Program LLC		1.830	05/25/40	1,660
		Series - 2017 B (Class A1FX)
13,050,000	g	SoFi Professional Loan Program LLC		2.740	05/25/40	13,047
		Series - 2017 B (Class A2FX)
4,000,000	g	SoFi Professional Loan Program LLC		2.630	07/25/40	3,998
		Series - 2017 C (Class A2B)
10,556,000	g	SoFi Professional Loan Program LLC		2.720	11/26/40	10,574
		Series - 2017 E (Class A2B)
13,500,000	g	SoFi Professional Loan Program LLC		2.840	01/25/41	13,640
		Series - 2017 F (Class A2FX)
21,000,000	g	SoFi Professional Loan Program LLC		2.950	02/25/42	21,335
		Series - 2018 A (Class A2B)
431,229	i	Structured Asset Investment Loan Trust	LIBOR 1 M + 0.900%	3.304	09/25/34	429
		Series - 2004 8 (Class M1)
358

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE (000)
$992,368	i	Structured Asset Investment Loan Trust	LIBOR 1 M + 1.000%	3.404%	09/25/34	$994
		Series - 2004 8 (Class A9)
9,000,000		Synchrony Credit Card Master Note Trust		2.620	10/15/25	9,130
		Series - 2017 2 (Class A)
17,014,500	g	Taco Bell Funding LLC		4.318	11/25/48	17,649
		Series - 2018 1A (Class A2I)
7,999,963	g	Tesla Auto Lease Trust		3.710	08/20/21	8,119
		Series - 2018 B (Class A)
6,139,075	g	TLF National Tax Lien Trust		3.090	12/15/29	6,134
		Series - 2017 1A (Class A)
12,548,000		UBS Commercial Mortgage Trust		3.256	06/15/50	12,931
		Series - 2017 C1 (Class ASB)
2,000,000		UBS Commercial Mortgage Trust		3.366	10/15/50	2,082
		Series - 2017 C4 (Class ASB)
16,591,009	g	Verizon Owner Trust		2.060	09/20/21	16,568
		Series - 2017 1A (Class A)
21,500,000	g	Verizon Owner Trust		1.920	12/20/21	21,457
		Series - 2017 2A (Class A)
49,400,000		Verizon Owner Trust		3.230	04/20/23	50,346
		Series - 2018 A (Class A1A)
5,485,291	g	VOLT LXII LLC (Step Bond)		3.125	09/25/47	5,498
		Series - 2017 NPL9 (Class A1)
1,051,692	g	VOLT LXV LLC (Step Bond)		3.750	04/25/48	1,055
		Series - 2018 NPL1 (Class A1)
6,953,321	g	VOLT LXXIII LLC (Step Bond)		4.458	10/25/48	7,018
		Series - 2018 NPL9 (Class A1A)
5,534,555	g	VOLT LXXV LLC (Step Bond)		4.336	01/25/49	5,609
		Series - 2019 NPL1 (Class A1A)
7,083,569	g	VOLT LXXV LLC (Step Bond)		3.967	02/25/49	7,150
		Series - 2019 NPL2 (Class A1)
5,386,377	g	VOLT LXXV LLC (Step Bond)		3.967	03/25/49	5,425
		Series - 2019 NPL3 (Class A1)
1,890,000	g	Vornado DP LLC		5.280	09/13/28	1,936
		Series - 2010 VNO (Class C)
61,501	g,i	Wachovia Loan Trust	LIBOR 1 M + 0.360%	2.764	05/25/35	62
		Series - 2005 SD1 (Class A)
1,350,000		Wells Fargo Commercial Mortgage Trust		3.405	12/15/47	1,411
		Series - 2014 LC18 (Class A5)
32,012,500	g	Wendys Funding LLC		3.573	03/15/48	32,196
		Series - 2018 1A (Class A2I)
3,000,000		World Financial Network Credit Card Master Trust		2.030	04/15/25	2,990
		Series - 2016 A (Class A)
15,613,258		World Omni Auto Receivables Trust		3.010	04/15/22	15,684
		Series - 2018 D (Class A2A)
9,000,000		World Omni Auto Receivables Trust		2.250	10/16/23	9,020
		Series - 2017 B (Class A4)
		TOTAL ASSET BACKED				1,136,504

OTHER MORTGAGE BACKED - 9.8%
25,000,000	g,i	20 TSQ GROUNDCO LLC		3.203	05/15/35	24,633
		Series - 2018 20TS (Class E)
3,177,382	g,i	Agate Bay Mortgage Trust		3.500	11/25/44	3,196
		Series - 2014 3 (Class A13)
359

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE (000)
$8,980,381	g,i	Agate Bay Mortgage Trust		3.500%	09/25/45	$8,953
		Series - 2015 6 (Class A9)
1,015,895	i	Alternative Loan Trust	LIBOR 1 M + 0.500%	2.904	06/25/34	1,027
		Series - 2004 8CB (Class M1)
2,000,000	†,g,i	Banc of America Commercial Mortgage Trust		6.038	02/10/51	302
		Series - 2007 5 (Class B)
3,575,633	i	Banc of America Commercial Mortgage Trust		6.236	02/10/51	3,360
		Series - 2007 5 (Class AJ)
3,850,000	g	BBCMS Mortgage Trust		3.821	09/05/32	3,880
		Series - 2013 TYSN (Class C)
5,000,000		BBCMS Mortgage Trust		3.488	02/15/50	5,246
		Series - 2017 C1 (Class ASB)
1,500,000	g,i	BBCMS Trust		4.409	08/05/38	1,359
		Series - 2018 CHRS (Class E)
2,500,000	g	BWAY Mortgage Trust		3.342	01/10/35	2,539
		Series - 2015 1740 (Class C)
7,698,000	i	CCUBS Commercial Mortgage Trust		3.462	11/15/50	8,094
		Series - 2017 C1 (Class ASB)
5,167,000		CD Mortgage Trust		2.622	08/10/49	5,223
		Series - 2016 CD1 (Class ASB)
9,000,000		CD Mortgage Trust		2.926	08/10/49	8,999
		Series - 2016 CD1 (Class AM)
5,750,000	i	CD Mortgage Trust		3.879	11/10/49	6,026
		Series - 2016 CD2 (Class B)
1,000,000	i	CD Mortgage Trust		4.163	11/10/49	1,034
		Series - 2016 CD2 (Class C)
1,000,000		CD Mortgage Trust		3.453	02/10/50	1,046
		Series - 2017 CD3 (Class AAB)
5,000,000		CD Mortgage Trust		3.220	08/15/50	5,177
		Series - 2017 CD5 (Class AAB)
1,000,000	g,i	CFCRE Commercial Mortgage Trust		6.272	04/15/44	1,051
		Series - 2011 C1 (Class C)
958,693		CFCRE Commercial Mortgage Trust		3.121	05/10/58	984
		Series - 2016 C4 (Class AHR)
4,000,000	g	CGBAM Commercial Mortgage Trust		3.768	04/10/28	4,029
		Series - 2015 SMRT (Class D)
5,300,000		CGMS Commercial Mortgage Trust		3.243	08/15/50	5,500
		Series - 2017 B1 (Class AAB)
2,334,392	i	CHL Mortgage Pass-Through Trust		4.285	02/20/35	2,358
		Series - 2004 HYB9 (Class 1A1)
4,092,000		Citigroup Commercial Mortgage Trust		3.371	10/10/47	4,189
		Series - 2014 GC25 (Class AAB)
1,700,000	i	Citigroup Commercial Mortgage Trust		3.758	04/10/48	1,750
		Series - 2015 GC29 (Class B)
3,000,000	i	Citigroup Commercial Mortgage Trust		4.280	04/10/48	3,122
		Series - 2015 GC29 (Class C)
1,981,470		Citigroup Commercial Mortgage Trust		1.506	05/10/49	1,966
		Series - 2016 C1 (Class A1)
6,500,000		Citigroup Commercial Mortgage Trust		3.003	05/10/49	6,656
		Series - 2016 C1 (Class AAB)
6,765,000		Citigroup Commercial Mortgage Trust		3.764	10/12/50	7,163
		Series - 2017 C4 (Class AS)
1,958,823	i	COBALT CMBS Commercial Mortgage Trust		5.646	04/15/47	1,976
		Series - 2007 C2 (Class C)
360

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)
$5,000,000	g	COMM Mortgage Trust	3.244%	10/10/29	$5,168
		Series - 2017 PANW (Class A)
3,750,000		COMM Mortgage Trust	2.853	10/15/45	3,786
		Series - 2012 CR4 (Class A3)
4,000,000	g	COMM Mortgage Trust	3.397	03/10/46	4,027
		Series - 2013 CR6 (Class B)
3,359,721	g,i	COMM Mortgage Trust	4.093	06/10/46	3,499
		Series - 2013 CR8 (Class B)
4,325,000	g,i	COMM Mortgage Trust	4.952	08/10/46	4,647
		Series - 2013 CR10 (Class B)
4,780,000	g,i	COMM Mortgage Trust	4.952	08/10/46	5,066
		Series - 2013 CR10 (Class C)
3,000,000		COMM Mortgage Trust	4.199	03/10/47	3,169
		Series - 2014 UBS2 (Class AM)
750,000		COMM Mortgage Trust	4.174	05/10/47	798
		Series - 2014 CR17 (Class AM)
1,843,000	i	COMM Mortgage Trust	4.891	07/15/47	1,943
		Series - 2014 CR18 (Class C)
1,500,000	i	COMM Mortgage Trust	4.895	08/10/47	1,585
		Series - 2014 CR19 (Class C)
14,331,817		COMM Mortgage Trust	3.917	10/10/47	15,332
		Series - 2014 LC17 (Class A5)
1,185,000	i	COMM Mortgage Trust	4.490	10/10/47	1,260
		Series - 2014 LC17 (Class B)
34,391		COMM Mortgage Trust	1.399	02/10/48	34
		Series - 2015 LC19 (Class A1)
800,979	i	COMM Mortgage Trust	3.829	02/10/48	833
		Series - 2015 LC19 (Class B)
3,382,775	i	COMM Mortgage Trust	3.603	03/10/48	3,523
		Series - 2015 CR22 (Class AM)
1,000,000	i	COMM Mortgage Trust	3.926	03/10/48	1,036
		Series - 2015 CR22 (Class B)
1,805,000	i	COMM Mortgage Trust	4.255	03/10/48	1,888
		Series - 2015 CR22 (Class C)
11,650,000		COMM Mortgage Trust	3.801	05/10/48	12,254
		Series - 2015 CR23 (Class AM)
5,500,000	g,i	COMM Mortgage Trust	3.807	05/10/48	5,538
		Series - 2015 CR23 (Class CMB)
4,000,000	i	COMM Mortgage Trust	4.183	05/10/48	4,215
		Series - 2015 CR23 (Class B)
2,530,000	i	COMM Mortgage Trust	4.393	05/10/48	2,658
		Series - 2015 CR23 (Class C)
4,900,000		COMM Mortgage Trust	3.421	07/10/48	5,075
		Series - 2015 LC21 (Class ASB)
2,000,000		COMM Mortgage Trust	3.696	08/10/48	2,130
		Series - 2015 CR24 (Class A5)
2,000,000	i	COMM Mortgage Trust	4.028	08/10/48	2,116
		Series - 2015 CR24 (Class AM)
3,685,000	i	COMM Mortgage Trust	4.523	08/10/48	3,961
		Series - 2015 CR24 (Class B)
8,212,000	i	COMM Mortgage Trust	4.509	10/10/48	8,798
		Series - 2015 CR27 (Class B)
1,073,736		COMM Mortgage Trust	3.651	02/10/49	1,119
		Series - 2016 CR28 (Class AHR)
4,650,000	i	COMM Mortgage Trust	4.801	02/10/49	5,106
		Series - 2016 CR28 (Class B)
361

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE (000)
$298,274		COMM Mortgage Trust		1.667%	07/10/50	$298
		Series - 2015 PC1 (Class A1)
1,000,000		COMM Mortgage Trust		3.961	05/10/51	1,087
		Series - 2018 COR3 (Class A2)
26,922,998	i	Connecticut Avenue Securities	LIBOR 1 M + 2.600%	5.004	05/25/24	27,826
		Series - 2014 C02 (Class 1M2)
15,881,500	i	Connecticut Avenue Securities	LIBOR 1 M + 3.000%	5.404	07/25/24	16,653
		Series - 2014 C03 (Class 1M2)
3,477,155	i	Connecticut Avenue Securities	LIBOR 1 M + 1.450%	3.854	01/25/29	3,487
		Series - 2016 C04 (Class 1M1)
7,680,232	i	Connecticut Avenue Securities	LIBOR 1 M + 1.300%	3.704	04/25/29	7,707
		Series - 2016 C06 (Class 1M1)
5,344,370	i	Connecticut Avenue Securities	LIBOR 1 M + 1.300%	2.165	07/25/29	5,363
		Series - 2017 C01 (Class 1M1)
6,491,473	i	Connecticut Avenue Securities	LIBOR 1 M + 0.850%	3.254	11/25/29	6,497
		Series - 2017 C04 (Class 2M1)
9,035,815	i	Connecticut Avenue Securities	LIBOR 1 M + 2.200%	4.604	01/25/30	9,150
		Series - 2017 C05 (Class 1M2A)
21,488,844	i	Connecticut Avenue Securities	LIBOR 1 M + 0.600%	3.004	07/25/30	21,477
		Series - 2018 C01 (Class 1M1)
10,474,185	i	Connecticut Avenue Securities	LIBOR 1 M + 0.680%	3.084	10/25/30	10,477
		Series - 2018 C03 (Class 1M1)
10,670,000	i	Connecticut Avenue Securities	LIBOR 1 M + 0.850%	3.254	10/25/30	10,695
		Series - 2018 C03 (Class 1EA2)
1,069,214	i	Connecticut Avenue Securities	LIBOR 1 M + 0.720%	3.124	01/25/31	1,070
		Series - 2018 C05 (Class 1M1)
3,351,000	i	Connecticut Avenue Securities	LIBOR 1 M + 2.350%	4.754	01/25/31	3,381
		Series - 2018 C05 (Class 1M2)
7,054,482	g,i	Connecticut Avenue Securities	LIBOR 1 M + 0.850%	3.254	07/25/31	7,065
		Series - 2019 R01 (Class 2M1)
1,005,000	g,i	Connecticut Avenue Securities	LIBOR 1 M + 2.450%	4.854	07/25/31	1,017
		Series - 2019 R01 (Class 2M2)
13,910,000	†,g,h,i	Connecticut Avenue Securities	LIBOR 1 M + 0.750%	3.154	06/25/39	13,922
		Series - 2019 R04 (Class 2M1)
4,689,000	g,i	Credit Suisse Commercial Mortgage Trust		5.897	01/15/49	5,867
		Series - 2007 C2 (Class C)
1,360,000	g	Credit Suisse First Boston Mortgage Securities Corp		5.538	05/15/23	1,378
		Series - 2006 OMA (Class B2)
7,000,000	g	Credit Suisse Mortgage Capital Certificates		5.626	05/15/23	7,095
		Series - 2006 OMA (Class D)
4,000,000		CSAIL Commercial Mortgage Trust		3.314	11/15/49	4,130
		Series - 2016 C7 (Class ASB)
7,400,000	g,i	CSMC Trust		3.854	11/10/32	7,735
		Series - 2017 CALI (Class B)
14,000,000	g	CSMC Trust		3.639	11/15/34	14,611
		Series - 2015 GLPB (Class A)
2,773,000	g,i	CSMC Trust	LIBOR 1 M + 0.650%	3.054	05/25/36	2,753
		Series - 2006 CF2 (Class M3)
16,861,525	g,i	CSMC Trust		3.500	02/25/48	16,862
		Series - 2018 J1 (Class A11)
11,000,000		DBJPM Mortgage Trust		2.756	08/10/49	11,155
		Series - 2016 C3 (Class ASB)
10,000,000		DBJPM Mortgage Trust		3.121	06/10/50	10,301
		Series - 2017 C6 (Class ASB)
362

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE (000)
$17,410,000	g	DBUBS Mortgage Trust		3.452%	10/10/34	$18,251
		Series - 2017 BRBK (Class A)
15,500,000	g,i	DBUBS Mortgage Trust		3.648	10/10/34	16,140
		Series - 2017 BRBK (Class B)
4,879,594	g	DBUBS Mortgage Trust		4.452	05/10/44	5,028
		Series - 2011 LC3A (Class PM1)
23,978,511	g	DBUBS Mortgage Trust		4.537	07/10/44	24,783
		Series - 2011 LC2A (Class A4)
3,100,000	g,i	DBUBS Mortgage Trust		4.998	07/10/44	3,235
		Series - 2011 LC2A (Class B)
5,000,000	g,i	DBUBS Mortgage Trust		5.714	07/10/44	5,253
		Series - 2011 LC2A (Class C)
5,500,000	g,i	DBUBS Mortgage Trust		5.512	08/10/44	5,800
		Series - 2011 LC3A (Class AM)
2,084,000	g,i	DBUBS Mortgage Trust		5.512	08/10/44	2,194
		Series - 2011 LC3A (Class B)
5,625,000	g,i	DBUBS Mortgage Trust		5.885	11/10/46	5,849
		Series - 2011 LC1A (Class C)
3,368,403	i	Fieldstone Mortgage Investment Trust	LIBOR 1 M + 0.735%	3.139	12/25/35	3,356
		Series - 2005 2 (Class M2)
3,065,227	g,i	FirstKey Mortgage Trust		3.500	11/25/44	3,082
		Series - 2014 1 (Class A8)
7,421,924	g,i	Flagstar Mortgage Trust		3.500	03/25/47	7,540
		Series - 2017 1 (Class 1A5)
3,929,445	g,i	Flagstar Mortgage Trust		3.500	03/25/48	3,987
		Series - 2018 1 (Class A5)
3,492,899	g,i	Flagstar Mortgage Trust		4.000	09/25/48	3,508
		Series - 2018 5 (Class A11)
3,544,818	i	GMAC Commercial Mortgage Securities, Inc		4.984	12/10/41	3,547
		Series - 2004 C3 (Class C)
10,000,000	g	GRACE Mortgage Trust		3.369	06/10/28	10,188
		Series - 2014 GRCE (Class A)
8,970,000	g	GRACE Mortgage Trust		3.520	06/10/28	9,120
		Series - 2014 GRCE (Class B)
2,445,486	i	Greenwich Capital Commercial Funding Corp		5.830	07/10/38	2,459
		Series - 2006 GG7 (Class AM)
5,943,000	g	GS Mortgage Securities Corp II		3.551	04/10/34	6,127
		Series - 2012 ALOH (Class A)
4,430,000	g	GS Mortgage Securities Corp II		2.954	11/05/34	4,518
		Series - 2012 BWTR (Class A)
4,500,000	g	GS Mortgage Securities Corp II		3.682	02/10/46	4,624
		Series - 2013 GC10 (Class B)
2,500,000	i	GS Mortgage Securities Corp II		4.192	05/10/50	2,579
		Series - 2015 GC30 (Class C)
5,910,000	g,i	GS Mortgage Securities Trust		5.353	12/10/43	6,116
		Series - 2010 C2 (Class B)
2,250,000		GS Mortgage Securities Trust		2.635	05/10/49	2,259
		Series - 2016 GS2 (Class A2)
1,000,000		GS Mortgage Securities Trust		3.143	10/10/49	1,009
		Series - 2016 GS3 (Class AS)
12,000,000		GS Mortgage Securities Trust		3.230	05/10/50	12,471
		Series - 2017 GS6 (Class AAB)
363

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE (000)
$3,000,000		GS Mortgage Securities Trust		3.837%	11/10/50	$3,214
		Series - 2017 GS8 (Class ABP)
4,000,000	g,h,i	GS Mortgage Securities Trust		3.668	07/10/52	4,093
		Series - 2019 GC40 (Class DBC)
3,897,936	i	HarborView Mortgage Loan Trust	LIBOR 1 M + 0.620%	3.010	08/19/45	3,874
		Series - 2005 11 (Class 2A1A)
6,000,000	g	Hudson Yards Mortgage Trust		2.835	08/10/38	6,076
		Series - 2016 10HY (Class A)
2,500,000	g,i	Hudson Yards Mortgage Trust		3.076	08/10/38	2,529
		Series - 2016 10HY (Class B)
7,250,000	g,i	Hudson Yards Mortgage Trust		3.076	08/10/38	7,243
		Series - 2016 10HY (Class C)
636,429	i	Impac CMB Trust	LIBOR 1 M + 0.660%	3.064	03/25/35	633
		Series - 2004 11 (Class 2A1)
22,738,779	g	JP Morgan Chase Commercial Mortgage Securities Trust		4.717	02/15/46	23,431
		Series - 2011 C3 (Class A4)
10,975,000	g,i	JP Morgan Chase Commercial Mortgage Securities Trust		5.360	02/15/46	11,105
		Series - 2011 C3 (Class C)
16,813,036	g	JP Morgan Chase Commercial Mortgage Securities Trust		4.388	07/15/46	17,366
		Series - 2011 C4 (Class A4)
15,000,000	g	JP Morgan Chase Commercial Mortgage Securities Trust		4.801	07/15/46	15,575
		Series - 2011 C4 (Class B)
6,455,000	g,i	JP Morgan Chase Commercial Mortgage Securities Trust		5.582	07/15/46	6,765
		Series - 2011 C4 (Class C)
750,000	i	JP Morgan Chase Commercial Mortgage Securities Trust		4.119	01/15/49	800
		Series - 2015 JP1 (Class AS)
7,000,000		JP Morgan Chase Commercial Mortgage Securities Trust		2.713	08/15/49	7,084
		Series - 2016 JP2 (Class ASB)
4,500,000		JP Morgan Chase Commercial Mortgage Securities Trust		3.379	09/15/50	4,667
		Series - 2017 JP7 (Class A3)
4,870,750	g,i	JP Morgan Mortgage Trust		3.654	12/25/44	4,868
		Series - 2015 1 (Class B1)
1,484,138	g,i	JP Morgan Mortgage Trust		3.500	05/25/45	1,477
		Series - 2015 3 (Class A19)
10,254,129	g,i	JP Morgan Mortgage Trust		3.500	10/25/45	10,227
		Series - 2015 6 (Class A13)
3,007,922	g,i	JP Morgan Mortgage Trust		3.500	05/25/46	2,991
		Series - 2016 1 (Class A13)
553,249	g,i	JP Morgan Mortgage Trust		3.500	01/25/47	561
		Series - 2017 1 (Class A3)
11,379,755	g,i	JP Morgan Mortgage Trust		3.500	05/25/47	11,546
		Series - 2017 2 (Class A5)
6,692,564	g,i	JP Morgan Mortgage Trust		3.500	05/25/47	6,681
		Series - 2017 2 (Class A13)
1,077,638	g,i	JP Morgan Mortgage Trust		3.500	08/25/47	1,093
		Series - 2017 3 (Class 1A5)
364

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)
$5,711,149	g,i	JP Morgan Mortgage Trust	3.500%	06/25/48	$5,795
		Series - 2018 1 (Class A5)
4,295,504	g,i	JP Morgan Mortgage Trust	3.500	09/25/48	4,358
		Series - 2018 3 (Class A5)
3,409,354	g,i	JP Morgan Mortgage Trust	3.500	10/25/48	3,459
		Series - 2018 4 (Class A5)
4,662,713	g,i	JP Morgan Mortgage Trust	3.500	10/25/48	4,734
		Series - 2018 5 (Class A5)
5,193,419	g,i	JP Morgan Mortgage Trust	3.000	12/25/48	5,159
		Series - 2017 6 (Class A6)
7,421,786	g,i	JP Morgan Mortgage Trust	3.500	12/25/48	7,531
		Series - 2018 6 (Class 1A3)
4,011,244	g,i	JP Morgan Mortgage Trust	4.000	01/25/49	4,044
		Series - 2018 8 (Class A13)
11,526,672	g,i	JP Morgan Mortgage Trust	4.000	02/25/49	11,640
		Series - 2018 9 (Class A13)
11,701,593	g,i	JP Morgan Mortgage Trust	4.000	05/25/49	11,937
		Series - 2019 1 (Class A15)
4,500,000		JPMBB Commercial Mortgage Securities Trust	3.775	08/15/47	4,758
		Series - 2014 C21 (Class A5)
5,000,000		JPMBB Commercial Mortgage Securities Trust	3.997	08/15/47	5,261
		Series - 2014 C21 (Class AS)
2,000,000	i	JPMBB Commercial Mortgage Securities Trust	4.618	09/15/47	2,138
		Series - 2014 C23 (Class B)
2,345,000		JPMBB Commercial Mortgage Securities Trust	3.611	05/15/48	2,471
		Series - 2015 C29 (Class A4)
2,500,000	i	JPMBB Commercial Mortgage Securities Trust	3.917	05/15/48	2,630
		Series - 2015 C29 (Class AS)
2,000,000	i	JPMBB Commercial Mortgage Securities Trust	4.118	05/15/48	2,095
		Series - 2015 C29 (Class B)
2,000,000		JPMBB Commercial Mortgage Securities Trust	3.801	08/15/48	2,132
		Series - 2015 C31 (Class A3)
2,500,000		JPMBB Commercial Mortgage Securities Trust	4.106	08/15/48	2,659
		Series - 2015 C31 (Class AS)
2,210,000	i	JPMBB Commercial Mortgage Securities Trust	4.771	08/15/48	2,387
		Series - 2015 C31 (Class B)
3,253,000	i	JPMBB Commercial Mortgage Securities Trust	4.771	08/15/48	3,434
		Series - 2015 C31 (Class C)
3,000,000	i	JPMBB Commercial Mortgage Securities Trust	4.361	10/15/48	3,075
		Series - 2015 C28 (Class C)
3,687	i	LB-UBS Commercial Mortgage Trust	6.114	07/15/40	4
		Series - 2007 C6 (Class AM)
35,521	g	LB-UBS Commercial Mortgage Trust	6.114	07/15/40	35
		Series - 2007 C6 (Class AMFL)
15,000,000	g	LCCM 2017-LC26	3.357	07/12/50	15,516
		Series - 2017 LC26 (Class ASB)
7,250,000	g	Liberty Street Trust	3.597	02/10/36	7,679
		Series - 2016 225L (Class A)
2,795,000	i	Morgan Stanley ABS Capital I, Inc Trust	3.779	05/15/48	2,982
		Series - 2015 MS1 (Class A4)
2,310,062		Morgan Stanley Bank of America Merrill Lynch Trust	2.469	02/15/46	2,319
		Series - 2013 C7 (Class AAB)
2,000,000	i	Morgan Stanley Bank of America Merrill Lynch Trust	4.920	11/15/46	2,155
		Series - 2013 C13 (Class B)
1,063,907	g	Morgan Stanley Bank of America Merrill Lynch Trust	3.989	12/15/46	1,117
		Series - 2014 C19 (Class LNC1)
365

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE (000)
$1,824,343		Morgan Stanley Bank of America Merrill Lynch Trust		3.669%	02/15/47	$1,856
		Series - 2014 C14 (Class A3)
2,980,216		Morgan Stanley Bank of America Merrill Lynch Trust		3.194	10/15/47	2,979
		Series - 2014 C18 (Class A2)
1,600,000		Morgan Stanley Bank of America Merrill Lynch Trust		3.605	02/15/48	1,674
		Series - 2015 C20 (Class AS)
2,500,000	i	Morgan Stanley Bank of America Merrill Lynch Trust		4.611	02/15/48	2,606
		Series - 2015 C20 (Class C)
2,500,000		Morgan Stanley Bank of America Merrill Lynch Trust		3.338	03/15/48	2,603
		Series - 2015 C21 (Class A4)
5,500,000		Morgan Stanley Bank of America Merrill Lynch Trust		3.652	03/15/48	5,734
		Series - 2015 C21 (Class AS)
3,000,000		Morgan Stanley Bank of America Merrill Lynch Trust		3.561	04/15/48	3,111
		Series - 2015 C22 (Class AS)
9,695,000	g,i	Morgan Stanley Capital I Trust		3.516	07/13/29	9,861
		Series - 2014 CPT (Class AM)
2,000,000	g,i	Morgan Stanley Capital I Trust		3.560	07/13/29	2,015
		Series - 2014 CPT (Class E)
4,500,000	g	Morgan Stanley Capital I Trust		2.695	01/11/32	4,493
		Series - 2013 WLSR (Class A)
2,850,000	g	Morgan Stanley Capital I Trust		4.012	09/09/32	3,023
		Series - 2014 150E (Class AS)
7,548,000	g	Morgan Stanley Capital I Trust		4.193	09/15/47	7,700
		Series - 2011 C1 (Class F)
3,450,000	g,i	Morgan Stanley Capital I Trust		5.554	09/15/47	3,589
		Series - 2011 C1 (Class D)
825,322	†,i	Morgan Stanley Capital I Trust		6.446	12/12/49	536
		Series - 2007 IQ16 (Class AJ)
562,976	†,i	Morgan Stanley Capital I Trust		6.446	12/12/49	366
		Series - 2007 IQ16 (Class AJFX)
6,000,000		Morgan Stanley Capital I Trust		3.304	06/15/50	6,204
		Series - 2017 H1 (Class ASB)
9,000,000	g,i	MSDB Trust		3.427	07/11/39	9,320
		Series - 2017 712F (Class A)
2,500,000	g,i	Natixis Commercial Mortgage Securities Trust		3.917	11/15/32	2,574
		Series - 2018 285M (Class C)
1,063,848	i	New York Mortgage Trust	LIBOR 1 M + 0.480%	2.884	02/25/36	1,064
		Series - 2005 3 (Class A1)
949,895	g	Prima Capital CRE Securitization Ltd		2.550	08/24/49	947
		Series - 2015 4A (Class MR-A)
2,000,000	g	RBS Commercial Funding, Inc Trust		3.511	03/11/31	2,014
		Series - 2013 SMV (Class B)
3,448,047	g,i	Sequoia Mortgage Trust		3.500	05/25/45	3,492
		Series - 2015 2 (Class A1)
3,084,767	g,i	Sequoia Mortgage Trust		3.500	06/25/46	3,089
		Series - 2016 1 (Class A19)
1,834,690	g,i	Sequoia Mortgage Trust		3.500	11/25/46	1,865
		Series - 2016 3 (Class A10)
366

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE (000)
$6,094,923	g,i	Sequoia Mortgage Trust		3.500%	02/25/47	$6,199
		Series - 2017 2 (Class A4)
734,104	g,i	Sequoia Mortgage Trust		3.500	02/25/47	730
		Series - 2017 2 (Class A19)
9,761,899	g,i	Sequoia Mortgage Trust		3.500	04/25/47	9,929
		Series - 2017 3 (Class A4)
3,959,949	g,i	Sequoia Mortgage Trust		3.500	08/25/47	4,028
		Series - 2017 5 (Class A4)
1,280,759	g,i	Sequoia Mortgage Trust		3.500	09/25/47	1,300
		Series - 2017 6 (Class A4)
2,383,142	g,i	Sequoia Mortgage Trust		3.500	02/25/48	2,412
		Series - 2018 2 (Class A1)
10,192,377	g,i	Sequoia Mortgage Trust		3.500	03/25/48	10,245
		Series - 2018 3 (Class A1)
7,694,263	g,i	Sequoia Mortgage Trust		3.500	05/25/48	7,820
		Series - 2018 5 (Class A4)
4,094,670	g,i	Sequoia Mortgage Trust		4.000	06/25/48	4,187
		Series - 2018 CH2 (Class A21)
1,209,041	g,i	Sequoia Mortgage Trust		4.000	11/25/48	1,221
		Series - 2018 8 (Class A19)
12,930,823	g,i	Sequoia Mortgage Trust		4.000	06/25/49	13,229
		Series - 2019 2 (Class A1)
3,139,740	g,i	Sequoia Mortgage Trust		4.000	06/25/49	3,204
		Series - 2019 2 (Class A19)
2,298,219	g,i	Shellpoint Co-Originator Trust		3.500	11/25/46	2,314
		Series - 2016 1 (Class 1A10)
4,700,000	g,i	Spruce Hill Mortgage Loan Trust		3.395	04/29/49	4,743
		Series - 2019 SH1 (Class A1)
2,287,075	i	Structured Agency Credit Risk Debt Note (STACR)	LIBOR 1 M + 2.200%	4.604	09/25/24	2,323
		Series - 2014 HQ2 (Class M2)
9,531,429		STACR	LIBOR 1 M + 1.950%	4.354	05/25/25	9,624
		Series - 2015 HQ2 (Class M2)
6,400,000		STACR	LIBOR 1 M + 4.650%	7.054	10/25/28	6,910
		Series - 2016 DNA2 (Class M3)
2,150,433		STACR	LIBOR 1 M + 1.300%	3.704	03/25/29	2,156
		Series - 2016 DNA4 (Class M2)
6,591,971		STACR	LIBOR 1 M + 1.200%	3.604	07/25/29	6,618
		Series - 2017 DNA1 (Class M1)
12,155,420		STACR	LIBOR 1 M + 1.200%	3.604	10/25/29	12,226
		Series - 2017 DNA2 (Class M1)
24,694,592		STACR	LIBOR 1 M + 0.750%	3.154	03/25/30	24,723
		Series - 2017 DNA3 (Class M1)
17,518,789		STACR	LIBOR 1 M + 0.950%	3.354	04/25/30	17,422
		Series - 2017 HQA3 (Class M2AS)
4,251,945	g	STACR		3.818	05/25/48	4,266
		Series - 2018 SPI2 (Class M1)
7,037,829	g	STACR		4.165	08/25/48	7,111
		Series - 2018 SPI3 (Class M1)
1,720,000	g	STACR		4.460	11/25/48	1,712
		Series - 2018 SPI4 (Class M2)
2,685,000	g	VNDO Mortgage Trust		3.808	12/13/29	2,733
		Series - 2013 PENN (Class A)
300,000	g,i	VNDO Mortgage Trust		4.079	12/13/29	304
		Series - 2013 PENN (Class C)
2,199,634	g	VSE VOI Mortgage LLC		2.540	07/20/33	2,199
		Series - 2016 A (Class A)
367

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)
$1,686,859	g	VSE VOI Mortgage LLC	2.740%	07/20/33	$1,682
		Series - 2016 A (Class B)
6,236,607	g	VSE VOI Mortgage LLC	2.330	03/20/35	6,223
		Series - 2017 A (Class A)
1,840,832	i	Wachovia Bank Commercial Mortgage Trust	6.308	05/15/46	1,852
		Series - 2007 C34 (Class AJ)
3,328,000	i	Wachovia Bank Commercial Mortgage Trust	6.383	05/15/46	3,351
		Series - 2007 C34 (Class B)
2,595,000	i	Wachovia Bank Commercial Mortgage Trust	6.383	05/15/46	2,621
		Series - 2007 C34 (Class C)
10,000,000		Wells Fargo Commercial Mortgage Trust	3.539	10/15/45	10,315
		Series - 2012 LC5 (Class AS)
7,703,000		Wells Fargo Commercial Mortgage Trust	3.540	05/15/48	8,114
		Series - 2015 C28 (Class A4)
10,000,000		Wells Fargo Commercial Mortgage Trust	2.788	07/15/48	10,161
		Series - 2016 C35 (Class ASB)
512,142		Wells Fargo Commercial Mortgage Trust	1.321	08/15/49	506
		Series - 2016 BNK1 (Class A1)
15,000,000		Wells Fargo Commercial Mortgage Trust	2.514	08/15/49	15,074
		Series - 2016 BNK1 (Class ASB)
15,000,000		Wells Fargo Commercial Mortgage Trust	2.825	10/15/49	15,257
		Series - 2016 LC24 (Class ASB)
7,500,000		Wells Fargo Commercial Mortgage Trust	3.446	03/15/50	7,843
		Series - 2017 RB1 (Class ASB)
872,111		Wells Fargo Commercial Mortgage Trust	3.635	03/15/50	927
		Series - 2017 RB1 (Class A5)
3,950,000		Wells Fargo Commercial Mortgage Trust	2.978	04/15/50	4,030
		Series - 2015 LC20 (Class ASB)
3,325,000		Wells Fargo Commercial Mortgage Trust	3.184	04/15/50	3,439
		Series - 2015 LC20 (Class A5)
15,000,000		Wells Fargo Commercial Mortgage Trust	3.261	07/15/50	15,535
		Series - 2017 C38 (Class ASB)
10,000,000		Wells Fargo Commercial Mortgage Trust	3.212	09/15/50	10,341
		Series - 2017 C39 (Class ASB)
10,550,000	i	Wells Fargo Commercial Mortgage Trust	3.767	07/15/58	11,253
		Series - 2015 NXS2 (Class A5)
7,250,000		Wells Fargo Commercial Mortgage Trust	3.185	03/15/59	7,474
		Series - 2016 C33 (Class ASB)
6,000,000		Wells Fargo Commercial Mortgage Trust	3.749	03/15/59	6,296
		Series - 2016 C33 (Class AS)
650,000		Wells Fargo Commercial Mortgage Trust	2.933	11/15/59	664
		Series - 2016 C36 (Class ASB)
4,725,000	g,i	Wells Fargo Mortgage Backed Securities Trust	5.276	11/15/43	4,871
		Series - 2010 C1 (Class B)
30,000,000	g,i	WFRBS Commercial Mortgage Trust	4.902	06/15/44	31,242
		Series - 2011 C4 (Class A4)
4,411,000	i	WFRBS Commercial Mortgage Trust	3.714	03/15/45	4,536
		Series - 2013 C11 (Class B)
750,000		WFRBS Commercial Mortgage Trust	3.345	05/15/45	773
		Series - 2013 C13 (Class AS)
2,185,281		WFRBS Commercial Mortgage Trust	3.995	05/15/47	2,336
		Series - 2014 C20 (Class A5)
368

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE (000)
	$1,240,000		WFRBS Commercial Mortgage Trust	3.607%	11/15/47	$1,307
			Series - 2014 C24 (Class A5)
			TOTAL OTHER MORTGAGE BACKED			1,363,513

			TOTAL STRUCTURED ASSETS			2,500,017
			(Cost $2,476,825)

			TOTAL BONDS			13,496,869
			(Cost $13,113,113)

SHARES			COMPANY
COMMON STOCKS - 0.0%

TELECOMMUNICATION SERVICES - 0.0%
	147,623		Oi S.A. (ADR)			297
			TOTAL TELECOMMUNICATION SERVICES			297

			TOTAL COMMON STOCKS			297
			(Cost $1,332)

PREFERRED STOCKS - 0.2%

BANKS - 0.2%
	470,597	*	Federal Home Loan Mortgage Corp			5,835
	1,527,061	*	Federal National Mortgage Association (FNMA)			19,027
			TOTAL BANKS			24,862

			TOTAL PREFERRED STOCKS			24,862
			(Cost $49,941)

PRINCIPAL			ISSUER
SHORT-TERM INVESTMENTS - 1.9%

GOVERNMENT AGENCY DEBT - 1.2%
	$24,460,000		Federal Home Loan Bank (FHLB)	2.100	07/01/19	24,460
	50,000,000		FHLB	2.196	07/12/19	49,966
	50,000,000		FHLB	2.203	07/26/19	49,924
	50,000,000		Federal Agricultural Mortgage Corp (FAMC)	2.208	07/22/19	49,936
			TOTAL GOVERNMENT AGENCY DEBT			174,286

TREASURY DEBT - 0.7%
EGP	42,000,000	j	Egypt Treasury Bill	0.000	08/27/19	2,453
	16,500,000	j	Egypt Treasury Bill	0.000	04/28/20	864
NGN	600,000,000	j	Nigeria OMO Bill	0.000	09/12/19	1,625
	450,000,000	j	Nigeria OMO Bill	0.000	01/09/20	1,170
	$4,590,000		United States Treasury Bill	2.281	07/30/19	4,582
	28,480,000		United States Treasury Bill	2.066	08/20/19	28,398
	53,220,000		United States Treasury Bill	2.284	09/05/19	53,016
			TOTAL TREASURY DEBT			92,108

			TOTAL SHORT-TERM INVESTMENTS			266,394
			(Cost $266,174)

			TOTAL INVESTMENTS - 99.7%			13,817,788
			(Cost $13,460,536)
			OTHER ASSETS & LIABILITIES, NET - 0.3%			39,081
			NET ASSETS - 100.0%			$13,856,869
369

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

Abbreviation(s):
ADR	American Depositary Receipt
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CNY	Chinese Yuan
DOP	Dominican Republic Peso
EGP	Egyptian Pound
EUR	Euro
GBP	Pound Sterling
IDR	Indonesian Rupiah
ILS	Israeli New Shekel
JPY	Japanese Yen
KRW	South Korean Won
LIBOR	London Interbank Offered Rates
M	Month
MXN	Mexican Peso
MYR	Malaysian Ringgit
NGN	Nigerian Naira
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Sol
PHP	Philippine Peso
PLN	Polish Zloty
REIT	Real Estate Investment Trust
RSD	Serbian Dinar
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
UYU	Uruguayan Peso
W	Week
ZAR	South African Rand

^	Amount represents less than $1,000.
*	Non-income producing
†	Security is categorized as Level 3 in the fair value hierarchy.
‡	Perpetual security
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 6/30/19, the aggregate value of these securities was $2,359,138,748 or 17.0% of net assets.
h	All or a portion of these securities were purchased on a delayed delivery basis.
i	Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
j	Zero coupon
k	Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
o	Payment in Kind Bond

Cost amounts are in thousands.

370

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

Forward foreign currency contracts outstanding as of June 30, 2019 were as follows (dollar amounts are in thousands):

Currency to be purchased	Receive	Currency to be sold	Deliver	Counterparty	Settlement date	Unrealized appreciation (depreciation)
	$1,811	THB	55,655	Australia & New Zealand Banking Group	07/31/19	$(5)
	$7,272	AUD	10,387	Australia & New Zealand Banking Group	08/30/19	(35)
	$19,454	GBP	15,284	Australia & New Zealand Banking Group	08/30/19	(11)
EUR	243		$277	Australia & New Zealand Banking Group	09/30/19	2
Total						$(49)
	$2,364	ILS	8,473	Bank of America	07/31/19	$(15)
	$481	ZAR	6,891	Bank of America	07/31/19	(6)
Total						$(21)
	$10,495	KRW	12,100,279	Citibank N.A.	07/31/19	$30
	$2,357	PLN	8,815	Citibank N.A.	07/31/19	(6)
	$1,023	SGD	1,385	Citibank N.A.	07/31/19	(1)
	$9,994	CAD	13,087	Citibank N.A.	08/30/19	(12)
	$32,267	JPY	3,458,232	Citibank N.A.	08/30/19	45
	$3,029	NOK	25,632	Citibank N.A.	08/30/19	19
	$3,245	NZD	4,846	Citibank N.A.	08/30/19	(15)
	$1,633	SEK	15,051	Citibank N.A.	08/30/19	5
	$817	EUR	722	Citibank N.A.	09/30/19	(10)
Total						$55
	$92,492	EUR	81,646	Morgan Stanley	09/30/19	$(1,014)
Total						$(1,029)

Abbreviation(s):
AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
GBP	Pound Sterling
ILS	Israeli New Shekel
JPY	Japanese Yen
KRW	South Korean Won
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
ZAR	South African Rand

Bilateral credit default swap contracts outstanding as of June 30, 2019 were as follows (notional amounts and values are in thousands):

PURCHASED

Reference entity	Terms of payments to be paid	Terms of payments to be received	Counterparty	Maturity date	Notional amount(1)	Value	Upfront premiums paid (received)	Unrealized appreciation (depreciation)
CDX-EMS31-V1-5Y Index	1.000%	Credit event as specified in contract	Citibank, N.A.	06/20/24	$20,000	$624	$627	$(3)

(1) The maximum potential amount the Account could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs is defined under the terms of that particular swap agreement. This amount may be reduced by any recoverable assets, if applicable.

371

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

Centrally cleared credit default swap contracts outstanding as of June 30, 2019 were as follows (notional amounts and values are in thousands):

PURCHASED

Reference entity	Terms of payments to be paid	Terms of payments to be received	Counterparty	Maturity date	Notional amount(1)	Variation margin	Unrealized appreciation (depreciation)
CDX-NAHYS32V1-5Y Index	5.000%	Credit event as specified in contract	Citigroup Global Markets Inc	06/20/24	$25,000	$(48)	(281)

(1) The maximum potential amount the Account could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs is defined under the terms of that particular swap agreement. This amount may be reduced by any recoverable assets, if applicable.

372

COLLEGE RETIREMENT EQUITIES FUND - Inflation-Linked Bond Account

COLLEGE RETIREMENT EQUITIES FUND

INFLATION-LINKED BOND ACCOUNT

SCHEDULE OF INVESTMENTS (unaudited)

June 30, 2019

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)
GOVERNMENT BONDS - 99.3%

AGENCY SECURITIES - 0.8%
$4,287,500		Crowley Conro LLC	4.181%	08/15/43	$4,737
17,870,000		Montefiore Medical Center	2.895	04/20/32	18,494
3,500,000		Private Export Funding Corp (PEFCO)	2.300	09/15/20	3,511
3,000,000		PEFCO	3.250	06/15/25	3,187
4,605,263		Reliance Industries Ltd	2.444	01/15/26	4,653
3,500,000		Ukraine Government AID International Bonds	1.847	05/29/20	3,504
15,000,000		Ukraine Government AID International Bonds	1.471	09/29/21	14,882
		TOTAL AGENCY SECURITIES			52,968

MORTGAGE BACKED - 0.7%
24,096,658		Government National Mortgage Association (GNMA)	3.600	09/15/31	25,465
11,888,792		GNMA	3.650	02/15/32	12,486
2,548,552		GNMA	3.380	07/15/35	2,671
3,261,022		GNMA	3.870	10/15/36	3,471
		TOTAL MORTGAGE BACKED			44,093

U.S. TREASURY SECURITIES - 97.8%
58,371,175	k	United States Treasury Inflation Indexed Bonds	0.125	04/15/20	57,758
205,762,839	k	United States Treasury Inflation Indexed Bonds	1.250	07/15/20	207,084
258,057,920	k	United States Treasury Inflation Indexed Bonds	1.125	01/15/21	260,044
342,816,720	k	United States Treasury Inflation Indexed Bonds	0.125	04/15/21	339,610
306,989,712	k	United States Treasury Inflation Indexed Bonds	0.625	07/15/21	308,861
356,700,343	k	United States Treasury Inflation Indexed Bonds	0.125	01/15/22	354,437
277,886,345	k	United States Treasury Inflation Indexed Bonds	0.125	04/15/22	275,700
324,429,520	k	United States Treasury Inflation Indexed Bonds	0.125	07/15/22	323,446
330,972,070	k	United States Treasury Inflation Indexed Bonds	0.125	01/15/23	329,098
233,499,010	k	United States Treasury Inflation Indexed Bonds	0.625	04/15/23	236,248
235,501,695	k	United States Treasury Inflation Indexed Bonds	0.375	07/15/23	237,401
152,482,928	k	United States Treasury Inflation Indexed Bonds	0.625	01/15/24	155,139
153,478,590	k	United States Treasury Inflation Indexed Bonds	0.500	04/15/24	155,394
138,272,425	k	United States Treasury Inflation Indexed Bonds	0.125	07/15/24	138,034
175,834,620	k	United States Treasury Inflation Indexed Bonds	0.250	01/15/25	176,032
267,381,985	k	United States Treasury Inflation Indexed Bonds	2.375	01/15/25	298,769
116,361,360	k	United States Treasury Inflation Indexed Bonds	0.375	07/15/25	117,637
158,069,100	k	United States Treasury Inflation Indexed Bonds	0.625	01/15/26	161,865
213,469,839	k	United States Treasury Inflation Indexed Bonds	2.000	01/15/26	237,513
136,437,760	k	United States Treasury Inflation Indexed Bonds	0.125	07/15/26	135,518
222,650,060	k	United States Treasury Inflation Indexed Bonds	0.375	01/15/27	224,190
121,882,514	k	United States Treasury Inflation Indexed Bonds	2.375	01/15/27	140,787
120,639,750	k	United States Treasury Inflation Indexed Bonds	0.375	07/15/27	121,761
212,863,065	k	United States Treasury Inflation Indexed Bonds	0.500	01/15/28	216,350
210,260,764	k	United States Treasury Inflation Indexed Bonds	1.750	01/15/28	235,708
112,199,613	k	United States Treasury Inflation Indexed Bonds	3.625	04/15/28	144,024
111,965,700	k	United States Treasury Inflation Indexed Bonds	0.750	07/15/28	116,661
184,162,160	k	United States Treasury Inflation Indexed Bonds	0.875	01/15/29	193,869
140,306,895	k	United States Treasury Inflation Indexed Bonds	2.500	01/15/29	168,794
194,417,380	k	United States Treasury Inflation Indexed Bonds	3.875	04/15/29	260,259
373

COLLEGE RETIREMENT EQUITIES FUND - Inflation-Linked Bond Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)
$25,190,375	k	United States Treasury Inflation Indexed Bonds	3.375%	04/15/32	$34,508
7,000,000		United States Treasury Note	2.125	05/31/26	7,112
25,000,000	h	United States Treasury Note	1.750	06/30/26	24,996
55,000,000		United States Treasury Note	2.375	05/15/29	56,805
		TOTAL U.S. TREASURY SECURITIES			6,451,412

		TOTAL GOVERNMENT BONDS			6,548,473
		(Cost $6,319,034)

SHORT-TERM INVESTMENTS - 0.8%

GOVERNMENT AGENCY DEBT - 0.4%
25,710,000		Federal Home Loan Bank (FHLB)	2.100	07/01/19	25,710
		TOTAL GOVERNMENT AGENCY DEBT			25,710

TREASURY DEBT - 0.4%
25,000,000		United States Treasury Bill	2.057	08/29/19	24,914
		TOTAL TREASURY DEBT			24,914

		TOTAL SHORT-TERM INVESTMENTS			50,624
		(Cost $50,626)

		TOTAL INVESTMENTS - 100.1%			6,599,097
		(Cost $6,369,660)
		OTHER ASSETS & LIABILITIES, NET - (0.1)%			(3,809)
		NET ASSETS - 100.0%			$6,595,288

h	All or a portion of these securities were purchased on a delayed delivery basis.
k	Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.

Cost amounts are in thousands.
374

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

COLLEGE RETIREMENT EQUITIES FUND

SOCIAL CHOICE ACCOUNT

SCHEDULE OF INVESTMENTS (unaudited)

June 30, 2019

			REFERENCE		MATURITY	VALUE
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	(000)
BANK LOAN OBLIGATIONS - 0.2%

COMMERCIAL & PROFESSIONAL SERVICES - 0.0%
$5,185,813	i	United Rentals North America, Inc	LIBOR 1 M + 1.750%	4.150%	10/31/25	$5,181
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES				5,181

ENERGY - 0.0%
3,869,211	i	TerraForm Power Operating LLC	LIBOR 1 M + 2.000%	4.400	11/08/22	3,845
		TOTAL ENERGY				3,845

MATERIALS - 0.0%
2,929,480	i	H.B. Fuller Co	LIBOR 1 M + 2.000%	4.380	10/21/24	2,876
		TOTAL MATERIALS				2,876

TECHNOLOGY HARDWARE & EQUIPMENT - 0.1%
8,434,043	i	MTS Systems Corp	LIBOR 1 M + 3.250%	5.660	07/05/23	8,397
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT				8,397

UTILITIES - 0.1%
4,776,925	i	ExGen Renewables IV LLC	LIBOR 3 M + 3.000%	5.530	11/28/24	4,568
13,255,364	i	Terra-Gen Finance Co LLC	LIBOR 1 M + 4.250%	6.660	12/09/21	11,996
		TOTAL UTILITIES				16,564

		TOTAL BANK LOAN OBLIGATIONS				36,863
		(Cost $38,352)

BONDS - 38.6%

CORPORATE BONDS - 14.5%

AUTOMOBILES & COMPONENTS - 0.2%
6,675,000		Aptiv plc		5.400	03/15/49	7,032
8,000,000	g	Harley-Davidson Financial Services, Inc		4.050	02/04/22	8,261
10,675,000		Magna International, Inc		3.625	06/15/24	11,169
		TOTAL AUTOMOBILES & COMPONENTS				26,462

BANKS - 2.4%
21,500,000	e,g	Bank of Montreal		2.500	01/11/22	21,698
7,000,000		BB&T Corp		3.875	03/19/29	7,483
8,000,000	e,g	BNG Bank NV		3.125	11/08/21	8,220
12,400,000	g	BNG Bank NV		2.625	02/27/24	12,781
3,800,000		Citizens Bank NA		3.750	02/18/26	3,998
1,350,000		Citizens Financial Group, Inc		2.375	07/28/21	1,349
7,025,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA		3.950	11/09/22	7,284
4,950,000		Cooperatieve Rabobank UA		3.750	07/21/26	5,052
9,400,000		Discover Bank		3.450	07/27/26	9,559
375

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			REFERENCE		MATURITY	VALUE
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	(000)
$9,300,000		Discover Bank		4.650%	09/13/28	$10,170
5,000,000	g	DNB Boligkreditt AS.		2.000	05/28/20	4,994
9,400,000		Fifth Third Bancorp		3.650	01/25/24	9,877
13,400,000		HSBC Holdings plc		3.033	11/22/23	13,563
14,376,000	g	ING Groep NV		4.625	01/06/26	15,674
11,500,000	g	Intesa Sanpaolo S.p.A		5.017	06/26/24	11,525
10,000,000	g	Intesa Sanpaolo S.p.A		5.710	01/15/26	10,117
8,000,000	i	KeyBank NA	LIBOR 3 M + 0.660%	3.239	02/01/22	8,029
14,500,000	e	KeyCorp		4.100	04/30/28	15,787
11,250,000	i	M&T Bank Corp	LIBOR 3 M + 0.680%	3.266	07/26/23	11,285
9,076,000	i	Manufacturers & Traders Trust Co	LIBOR 3 M + 0.640%	3.160	12/01/21	9,052
1,605,000		Manufacturers & Traders Trust Co		2.900	02/06/25	1,638
3,425,000		Manufacturers & Traders Trust Co		3.400	08/17/27	3,613
18,775,000		Mitsubishi UFJ Financial Group, Inc		2.527	09/13/23	18,728
10,250,000		People’s United Bank NA		4.000	07/15/24	10,662
24,878,000		People’s United Financial, Inc		3.650	12/06/22	25,599
8,245,000		PNC Bank NA		2.950	01/30/23	8,407
13,500,000	i	Regions Bank	LIBOR 3 M + 0.380%	2.699	04/01/21	13,466
6,600,000	i	Regions Bank	LIBOR 3 M + 0.500%	3.035	08/13/21	6,594
10,000,000		Regions Financial Corp		2.750	08/14/22	10,069
17,785,000		SVB Financial Group		3.500	01/29/25	18,135
5,000,000	e	Toronto-Dominion Bank		1.800	07/13/21	4,962
14,000,000		US Bancorp		2.950	07/15/22	14,279
19,000	g	Westpac Banking Corp		2.100	02/25/21	19
4,350,000		Zions Bancorp NA		3.500	08/27/21	4,438
4,400,000		Zions Bancorp NA		3.350	03/04/22	4,480
		TOTAL BANKS				342,586

CAPITAL GOODS - 0.4%
6,525,000		Air Lease Corp		4.250	09/15/24	6,897
1,975,000		Anixter, Inc		5.125	10/01/21	2,047
6,250,000		CNH Industrial Capital LLC		3.875	10/15/21	6,372
4,800,000		CNH Industrial Capital LLC		4.200	01/15/24	5,010
4,000,000		Ingersoll-Rand Luxembourg Finance S.A.		3.550	11/01/24	4,166
3,175,000		Ingersoll-Rand Luxembourg Finance S.A.		3.500	03/21/26	3,277
8,975,000		Ingersoll-Rand Luxembourg Finance S.A.		3.800	03/21/29	9,412
3,700,000		Parker-Hannifin Corp		3.250	06/14/29	3,836
5,625,000		Parker-Hannifin Corp		4.200	11/21/34	6,142
725,000		Trimble, Inc		4.150	06/15/23	750
6,050,000		Trimble, Inc		4.900	06/15/28	6,479
		TOTAL CAPITAL GOODS				54,388

COMMERCIAL & PROFESSIONAL SERVICES - 0.1%
11,250,000		Covanta Holding Corp		6.000	01/01/27	11,756
3,475,000		Waste Management, Inc		3.900	03/01/35	3,711
4,550,000		Waste Management, Inc		4.000	07/15/39	4,886
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES				20,353

CONSUMER DURABLES & APPAREL - 0.1%
13,900,000	e	Leggett & Platt, Inc		4.400	03/15/29	14,563
		TOTAL CONSUMER DURABLES & APPAREL				14,563
376

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			REFERENCE		MATURITY	VALUE
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	(000)
CONSUMER SERVICES - 0.7%
$10,000,000		Henry J Kaiser Family Foundation		3.356%	12/01/25	$10,435
3,440,000	i	Nature Conservancy	LIBOR 3 M + 1.080%	3.659	02/01/24	3,437
17,500,000		New York Public Library Astor Lenox & Tilden Foundations		4.305	07/01/45	19,959
5,145,000		Salvation Army		5.637	09/01/26	5,914
20,000,000		Salvation Army		4.528	09/01/48	21,149
9,800,000		Starbucks Corp		2.450	06/15/26	9,695
13,500,000		Starbucks Corp		4.450	08/15/49	14,765
11,065,000		YMCA of Greater New York		5.151	08/01/48	12,909
		TOTAL CONSUMER SERVICES				98,263

DIVERSIFIED FINANCIALS - 1.0%
2,960,000		Ally Financial, Inc		3.875	05/21/24	3,034
11,500,000		Century Housing Corp		3.995	11/01/21	11,649
12,000,000		Charles Schwab Corp		3.250	05/22/29	12,430
2,169,000		Discover Financial Services		3.850	11/21/22	2,261
9,500,000	e,g	EDP Finance BV		5.250	01/14/21	9,860
11,625,000	g	EDP Finance BV		3.625	07/15/24	11,949
4,750,000		Enterprise Community Loan Fund, Inc		4.152	11/01/28	4,924
9,500,000		Ford Foundation		3.859	06/01/47	10,077
2,300,000		Legg Mason, Inc		3.950	07/15/24	2,406
2,214,000		Northern Trust Corp		3.375	08/23/21	2,272
13,000,000	g	OMERS Finance Trust		2.500	05/02/24	13,284
680,000		Reinvestment Fund, Inc		3.377	02/15/22	693
1,535,000		Reinvestment Fund, Inc		3.166	11/01/23	1,552
3,000,000		Reinvestment Fund, Inc		3.600	02/15/24	3,081
10,250,000		Reinvestment Fund, Inc		3.366	11/01/24	10,425
2,570,000		Reinvestment Fund, Inc		3.513	11/01/25	2,616
15,240,000		Reinvestment Fund, Inc		3.880	02/15/27	15,824
10,435,000		Reinvestment Fund, Inc		3.930	02/15/28	10,879
5,300,000	g	Swiss Re Finance Luxembourg SA		5.000	04/02/49	5,668
11,075,000		Unilever Capital Corp		2.000	07/28/26	10,678
		TOTAL DIVERSIFIED FINANCIALS				145,562

ENERGY - 1.3%
1,683,000	e	Apache Corp		3.250	04/15/22	1,710
14,500,000		Cenovus Energy, Inc		5.250	06/15/37	15,167
3,175,000	e	Cimarex Energy Co		3.900	05/15/27	3,261
7,550,000	g	Colorado Interstate Gas Co LLC		4.150	08/15/26	7,805
7,229,476	g	Continental Wind LLC		6.000	02/28/33	8,176
3,125,000		EnLink Midstream LLC		5.375	06/01/29	3,203
4,450,000		EOG Resources, Inc		5.100	01/15/36	5,232
11,050,000	g	Greenko Dutch BV		4.875	07/24/22	11,038
15,000,000		Kinder Morgan, Inc		3.150	01/15/23	15,253
17,292,000		National Oilwell Varco, Inc		3.950	12/01/42	14,966
3,290,000		Noble Energy, Inc		5.050	11/15/44	3,496
3,875,000		ONEOK, Inc		4.000	07/13/27	4,026
6,200,000		ONEOK, Inc		4.950	07/13/47	6,548
9,000,000		Phillips 66		4.650	11/15/34	10,011
9,500,000		Statoil ASA		3.150	01/23/22	9,720
4,500,000		Statoil ASA		2.650	01/15/24	4,560
5,932,000		Statoil ASA		3.950	05/15/43	6,411
625,000	g	Targa Resources Partners LP		6.500	07/15/27	681
377

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

				REFERENCE		MATURITY	VALUE
PRINCIPAL			ISSUER	RATE & SPREAD	RATE	DATE	(000)
	$20,000,000	g	TerraForm Power Operating LLC		5.000%	01/31/28	$20,075
	5,000,000	g	Texas Eastern Transmission LP		4.125	12/01/20	5,077
	7,150,000		Total Capital International S.A.		3.455	02/19/29	7,611
	8,700,000		Valero Energy Corp		4.350	06/01/28	9,307
	10,050,000	g	Woodside Finance Ltd		3.700	03/15/28	10,056
			TOTAL ENERGY				183,390

HEALTH CARE EQUIPMENT & SERVICES - 0.3%
	7,500,000	i	Becton Dickinson & Co	LIBOR 3 M + 1.030%	3.504	06/06/22	7,550
	2,750,000		Becton Dickinson & Co		3.363	06/06/24	2,839
	3,518,000		Becton Dickinson and Co		4.685	12/15/44	3,913
	15,000,000	g,i	Halfmoon Parent, Inc	LIBOR 3 M + 0.890%	3.487	07/15/23	14,987
	5,500,000	g	Halfmoon Parent, Inc		4.800	08/15/38	5,922
	3,200,000		HCA, Inc		5.125	06/15/39	3,324
	9,000,000		Laboratory Corp of America Holdings		3.200	02/01/22	9,148
			TOTAL HEALTH CARE EQUIPMENT & SERVICES				47,683

HOUSEHOLD & PERSONAL PRODUCTS - 0.0%
	2,700,000		Kimberly-Clark Corp		3.950	11/01/28	2,983
			TOTAL HOUSEHOLD & PERSONAL PRODUCTS				2,983

INSURANCE - 0.4%
	2,270,000	g,i	Cranberry RE Ltd	LIBOR 6 M + 2.000%	3.952	07/13/20	2,257
	15,000,000		Prudential Financial, Inc		5.200	03/15/44	15,605
	7,450,000		Prudential Financial, Inc		5.375	05/15/45	7,841
	18,222,000	g	Swiss Re Treasury US Corp		2.875	12/06/22	18,435
	14,024,000	g	Swiss Re Treasury US Corp		4.250	12/06/42	15,189
			TOTAL INSURANCE				59,327

MATERIALS - 1.0%
	2,275,000		Ball Corp		5.000	03/15/22	2,392
	8,930,000		Ball Corp		4.000	11/15/23	9,231
	4,800,000		Commercial Metals Co		5.750	04/15/26	4,792
	20,000,000		Fibria Overseas Finance Ltd		5.500	01/17/27	21,430
	7,500,000		International Paper Co		5.000	09/15/35	8,269
	5,000,000		International Paper Co		6.000	11/15/41	5,856
	4,600,000		International Paper Co		4.800	06/15/44	4,717
	17,000,000	g	Inversiones CMPC S.A.		4.375	04/04/27	17,775
	14,250,000	g	Klabin Austria GmbH		7.000	04/03/49	15,067
	8,125,000	e,g	Klabin Finance S.A.		4.875	09/19/27	8,277
EUR	2,500,000	g	LG Chem Ltd		0.500	04/15/23	2,879
	$9,300,000	g	LG Chem Ltd		3.625	04/15/29	9,615
	2,500,000	g	Sealed Air Corp		5.500	09/15/25	2,663
	6,850,000		WRKCo, Inc		3.000	09/15/24	6,913
	7,450,000		WRKCo, Inc		3.750	03/15/25	7,748
	9,600,000		WRKCo, Inc		4.650	03/15/26	10,436
	5,430,000		WRKCo, Inc		4.200	06/01/32	5,621
			TOTAL MATERIALS				143,681

MEDIA & ENTERTAINMENT - 0.2%
	7,525,000	e,g	Consorcio Transmantaro SA		4.700	04/16/34	7,920
	3,625,000		Discovery Communications LLC		5.000	09/20/37	3,783
	3,700,000	g	HAT Holdings I LLC		5.250	07/15/24	3,774
378

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			REFERENCE		MATURITY	VALUE
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	(000)
$5,500,000		Time Warner Cable, Inc		4.500%	09/15/42	$5,168
		TOTAL MEDIA & ENTERTAINMENT				20,645

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.4%
4,275,000	g,i	Bristol-Myers Squibb Co	LIBOR 3 M + 0.380%	2.905	05/16/22	4,285
5,650,000	g	Bristol-Myers Squibb Co		4.125	06/15/39	6,120
4,000,000	i	GlaxoSmithKline Capital plc	LIBOR 3 M + 0.350%	2.878	05/14/21	4,008
8,650,000		GlaxoSmithKline Capital plc		3.625	05/15/25	9,201
11,500,000		Merck & Co, Inc		3.900	03/07/39	12,585
7,200,000	i	Zoetis, Inc	LIBOR 3 M + 0.440%	2.960	08/20/21	7,147
4,525,000		Zoetis, Inc		4.450	08/20/48	4,986
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES				48,332

REAL ESTATE - 0.5%
8,500,000		Alexandria Real Estate Equities, Inc		4.000	01/15/24	8,987
1,975,000		Brandywine Operating Partnership LP		3.950	02/15/23	2,047
4,300,000		Brandywine Operating Partnership LP		3.950	11/15/27	4,432
8,775,000		Brixmor Operating Partnership LP		3.900	03/15/27	8,953
5,113,000		Digital Realty Trust LP		3.950	07/01/22	5,327
3,500,000		Federal Realty Investment Trust		2.750	06/01/23	3,527
4,475,000		Hudson Pacific Properties LP		4.650	04/01/29	4,803
11,075,000		Kilroy Realty LP		3.450	12/15/24	11,389
8,375,000		Kilroy Realty LP		4.750	12/15/28	9,302
16,822,000		Regency Centers LP		3.750	06/15/24	17,515
		TOTAL REAL ESTATE				76,282

RETAILING - 0.1%
7,450,000		Lowe’s Cos Inc		3.650	04/05/29	7,783
10,774,000		Lowe’s Cos, Inc		4.250	09/15/44	10,929
		TOTAL RETAILING				18,712

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.1%
11,025,000		Texas Instruments, Inc		3.875	03/15/39	11,979
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT				11,979

SOFTWARE & SERVICES - 0.2%
13,000,000	i	International Business Machines Corp	LIBOR 3 M + 0.400%	2.935	05/13/21	13,033
17,900,000		International Business Machines Corp		4.150	05/15/39	19,077
		TOTAL SOFTWARE & SERVICES				32,110

TECHNOLOGY HARDWARE & EQUIPMENT - 0.2%
14,250,000		Apple, Inc		3.000	06/20/27	14,597
10,200,000		Corning, Inc		4.375	11/15/57	9,907
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT				24,504

TELECOMMUNICATION SERVICES - 0.4%
11,000,000		Telefonica Emisiones SAU		5.520	03/01/49	12,724
18,500,000	i	Verizon Communications, Inc	LIBOR 3 M + 1.100%	3.618	05/15/25	18,738
11,750,000		Verizon Communications, Inc		2.625	08/15/26	11,669
5,150,000		Verizon Communications, Inc		4.272	01/15/36	5,573
		TOTAL TELECOMMUNICATION SERVICES				48,704
379

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
TRANSPORTATION - 0.8%
$2,050,000		CSX Corp	4.250%	03/15/29	$2,282
5,650,000		CSX Corp	4.750	11/15/48	6,574
6,775,000		CSX Corp	4.250	11/01/66	6,985
7,150,000		Delta Air Lines, Inc	3.625	03/15/22	7,270
1,917,386		Delta Air Lines, Inc	4.250	07/30/23	2,030
7,150,000		Delta Air Lines, Inc	3.204	04/25/24	7,401
5,028,547		Delta Air Lines, Inc	3.625	07/30/27	5,292
7,000,000		Kansas City Southern	4.300	05/15/43	7,240
15,925,000		Kansas City Southern	4.950	08/15/45	17,512
475,000		Norfolk Southern Corp	5.590	05/17/25	541
13,000,000		Union Pacific Corp	4.375	09/10/38	14,386
4,620,254		Union Pacific Railroad Co	3.227	05/14/26	4,781
15,312,209		Union Pacific Railroad Co	2.695	05/12/27	15,365
1,360,000		United Parcel Service of America, Inc (Step Bond)	8.375	04/01/30	1,914
10,000,000		United Parcel Service, Inc	4.250	03/15/49	10,951
		TOTAL TRANSPORTATION			110,524

UTILITIES - 3.7%
13,155,000		Avangrid, Inc	3.150	12/01/24	13,407
22,200,000		Avangrid, Inc	3.800	06/01/29	23,243
15,275,000		Avista Corp	4.350	06/01/48	16,798
700,000	g	Azure Power Energy Ltd	5.500	11/03/22	706
16,500,000	g	Brooklyn Union Gas Co	4.273	03/15/48	17,891
13,500,000	g	Brooklyn Union Gas Co	4.487	03/04/49	15,168
3,000,000	g	Clearway Energy Operating LLC	5.750	10/15/25	3,045
2,000,000		Connecticut Light & Power Co	5.750	03/01/37	2,465
4,850,000		Dominion Energy, Inc (Step Bond)	3.071	08/15/24	4,884
13,787,000		DTE Electric Co	3.950	03/01/49	15,013
22,500,000	g	Electricite de France S.A.	3.625	10/13/25	23,769
6,656,000		Fortis, Inc	3.055	10/04/26	6,604
13,750,000		Georgia Power Co	3.250	04/01/26	13,915
2,745,000		International Transmission Co	4.625	08/15/43	3,003
6,575,000		Interstate Power & Light Co	3.250	12/01/24	6,788
3,000,000		Interstate Power & Light Co	4.100	09/26/28	3,252
24,325,000	g	Korea Hydro & Nuclear Power Co Ltd	3.750	07/25/23	25,417
4,000,000		MidAmerican Energy Co	3.100	05/01/27	4,107
3,100,000		MidAmerican Energy Co	3.650	04/15/29	3,347
6,100,000		MidAmerican Energy Co	4.250	07/15/49	6,936
9,250,000	g	Narragansett Electric Co	4.170	12/10/42	9,468
3,225,000	g	NextEra Energy Operating Partners LP	4.250	07/15/24	3,239
2,050,000	g	NextEra Energy Operating Partners LP	4.250	09/15/24	2,061
3,875,000	g	NextEra Energy Operating Partners LP	4.500	09/15/27	3,827
9,732,000	g	Niagara Mohawk Power Corp	4.278	10/01/34	10,774
9,750,000	g	Niagara Mohawk Power Corp	4.119	11/28/42	10,192
9,350,000		NorthWestern Corp	4.176	11/15/44	10,068
1,400,000		ONE Gas, Inc	4.500	11/01/48	1,601
18,900,000	g	Pattern Energy Group, Inc	5.875	02/01/24	19,184
13,050,000		PSEG Power LLC	3.850	06/01/23	13,592
630,000		Public Service Co of Colorado	4.750	08/15/41	721
7,625,000		Public Service Co of Colorado	4.100	06/15/48	8,401
2,975,000		Public Service Co of New Hampshire	3.600	07/01/49	3,064
5,500,000		San Diego Gas & Electric Co	3.000	08/15/21	5,569
5,732,204		San Diego Gas & Electric Co	1.914	02/01/22	5,611
380

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			REFERENCE		MATURITY	VALUE
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	(000)
$24,491,901	g	Solar Star Funding LLC		3.950%	06/30/35	$22,693
23,209,956	g	Solar Star Funding LLC		5.375	06/30/35	23,662
2,000,000		Southern California Edison Co		2.400	02/01/22	1,987
6,000,000		Southern California Edison Co		3.400	06/01/23	6,117
4,700,000		Southern California Edison Co		4.125	03/01/48	4,733
8,300,000		Southern Power Co		2.500	12/15/21	8,310
25,000,000		Southern Power Co		4.150	12/01/25	26,596
14,000,000		Southwestern Public Service Co		3.750	06/15/49	14,198
29,793,800	g	Star Energy Geothermal Wayang Windu Ltd		6.750	04/24/33	30,044
12,400,000		Tampa Electric Co		4.300	06/15/48	13,267
21,799,630	g	Topaz Solar Farms LLC		4.875	09/30/39	21,642
12,036,262	g	Topaz Solar Farms LLC		5.750	09/30/39	12,711
19,650,000		Westar Energy, Inc		2.550	07/01/26	19,418
		TOTAL UTILITIES				522,508

		TOTAL CORPORATE BONDS				2,053,541
		(Cost $1,971,323)

GOVERNMENT BONDS - 19.9%

AGENCY SECURITIES - 3.4%
4,697,000		Canal Barge Co, Inc		4.500	11/12/34	5,207
3,745,532		CES MU2 LLC		1.994	05/13/27	3,732
3,250,000		DY7 Leasing LLC		2.578	12/10/25	3,298
4,013,453		DY9 Leasing LLC		2.415	06/30/27	4,061
9,088,825		Ethiopian Leasing LLC		2.566	08/14/26	9,274
2,627,120		Export Lease Ten Co LLC		1.650	05/07/25	2,592
3,278,053		Export Leasing LLC		1.859	08/28/21	3,268
2,290,826	g	Genesis Solar Pass Through Trust		3.875	02/15/38	2,536
5,000,000	j	Government Trust Certificate		0.000	04/01/21	4,814
5,950,000		Hashemite Kingdom of Jordan Government AID International Bond		3.000	06/30/25	6,247
4,550,000	g	Hospital for Special Surgery		3.500	01/01/23	4,704
6,000,000	i	India Government AID Bond	LIBOR 3 M + 0.100%	2.679	02/01/27	5,819
45,500,000		Iraq Government AID International Bond		2.149	01/18/22	45,802
4,130,000		Lutheran Medical Center		1.982	02/20/30	4,012
5,812,500		Mexican Aircraft Finance V LLC		2.329	01/14/27	5,863
4,750,000		Montefiore Medical Center		2.152	10/20/26	4,748
2,705,000	g	Montefiore Medical Center		3.896	05/20/27	2,897
18,960,000		Montefiore Medical Center		2.895	04/20/32	19,622
7,000,000		NCUA Guaranteed Notes		3.450	06/12/21	7,152
15,065,000		New York Society for the Relief of the Ruptured & Crippled		2.881	12/20/31	15,408
2,384,243	j	Overseas Private Investment Corp (OPIC)		0.000	09/30/19	2,463
2,400,000	j	OPIC		0.000	11/15/19	2,453
4,363,082	j	OPIC		0.000	11/15/19	4,846
3,050,000	j	OPIC		0.000	01/26/21	3,179
3,000,000	j	OPIC		0.000	01/26/21	3,118
12,226,000	j	OPIC		0.000	07/17/21	12,657
3,004,370		OPIC		2.290	09/15/26	3,019
1,555,484		OPIC		2.040	12/15/26	1,553
9,183,246		OPIC		2.740	09/15/29	9,358
14,128,070		OPIC		3.220	09/15/29	14,769
381

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

				REFERENCE		MATURITY	VALUE
PRINCIPAL			ISSUER	RATE & SPREAD	RATE	DATE	(000)
	$12,715,264		OPIC		3.280%	09/15/29	$13,334
	2,421,331		OPIC		2.610	04/15/30	2,449
	3,391,500		OPIC		2.930	05/15/30	3,493
	5,604,900		OPIC		3.040	05/15/30	5,807
	6,470,666		OPIC		3.540	06/15/30	6,897
	16,820,893		OPIC		3.370	12/15/30	17,792
	7,334,822		OPIC		3.520	09/20/32	7,842
	19,117,599		OPIC		3.820	12/20/32	20,760
	12,333,935		OPIC		3.938	12/20/32	13,495
	11,097,870		OPIC		3.160	06/01/33	11,566
	10,653,955		OPIC		3.430	06/01/33	11,329
	1,120,729		OPIC		2.810	07/31/33	1,136
	1,793,167		OPIC		2.940	07/31/33	1,834
	3,898,220		Penta Aircraft Leasing LLC		1.691	04/29/25	3,842
	3,409,088	i	Pluto Aircraft Leasing LLC	LIBOR 3 M + 0.210%	2.775	02/07/23	3,398
	8,000,000		Private Export Funding Corp (PEFCO)		2.300	09/15/20	8,024
	7,500,000	g	PEFCO		3.266	11/08/21	7,718
	17,500,000		PEFCO		4.300	12/15/21	18,459
	4,250,000		PEFCO		2.050	11/15/22	4,265
	4,000,000		PEFCO		3.550	01/15/24	4,257
	8,000,000		PEFCO		3.250	06/15/25	8,498
	3,782,485		Safina Ltd		1.550	01/15/22	3,750
	6,304,737		Sandalwood 2013 LLC		2.836	07/10/25	6,458
	1,299,671		Tayarra Ltd		3.628	02/15/22	1,324
	1,215,111		Tricahue Leasing LLC		3.503	11/19/21	1,235
	15,300,000		Ukraine Government AID International Bonds		1.847	05/29/20	15,319
	23,945,000		Ukraine Government AID International Bonds		1.471	09/29/21	23,757
	7,173,914		Ulani MSN 37894		2.184	12/20/24	7,194
	2,526,640		Union 16 Leasing LLC		1.863	01/22/25	2,510
	6,980,000		UNM Sandoval Regional Medical Center		4.500	07/20/36	7,165
	750,000		US Department of Housing and Urban Development (HUD)		2.050	08/01/19	750
	2,196,000		HUD		4.870	08/01/19	2,202
	2,632,000		HUD		4.960	08/01/20	2,639
	2,310,000		HUD		5.050	08/01/21	2,316
	3,217,000		HUD		2.910	08/01/23	3,271
	4,000,000		HUD		2.860	08/01/26	4,189
			TOTAL AGENCY SECURITIES				478,745

FOREIGN GOVERNMENT BONDS - 3.5%
	13,550,000		African Development Bank		2.375	09/23/21	13,707
	9,500,000		Asian Development Bank		2.125	03/19/25	9,606
	14,000,000		Asian Development Bank		3.125	09/26/28	15,195
	6,000,000	g	Caisse d’Amortissement de la Dette Sociale		2.000	04/17/20	5,995
	4,641,657	g	Carpintero Finance Ltd		2.004	09/18/24	4,629
	7,500,000	g	CDP Financial, Inc		2.125	06/11/21	7,522
	4,900,000	g	CDP Financial, Inc		2.750	03/07/22	4,997
EUR	8,000,000		Chile Government International Bond		0.830	07/02/31	9,087
	$5,000,000	g	CPPIB Capital, Inc		2.750	11/02/27	5,185
	20,750,000		European Investment Bank		2.125	04/13/26	20,934
	3,750,000		European Investment Bank		2.375	05/24/27	3,858
	2,000,000	e	European Investment Bank		4.875	02/15/36	2,625
	12,000,000	e	Export Development Canada		1.375	10/21/21	11,869
	12,500,000		Export Development Canada		2.625	02/21/24	12,917
382

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			REFERENCE		MATURITY	VALUE
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	(000)
$15,000,000	g	Finnvera Oyj		2.375%	06/04/25	$15,189
6,082,000		Hydro Quebec		8.400	01/15/22	7,011
20,000,000	i	Inter-American Development Bank	LIBOR 3 M + 0.010%	2.607	01/15/22	19,982
19,250,000		International Bank for Reconstruction & Development		3.125	11/20/25	20,553
27,900,000	g	International Development Association		2.750	04/24/23	28,819
46,500,000		International Finance Corp		1.546	11/04/21	45,965
41,500,000		International Finance Corp		2.125	04/07/26	41,907
5,000,000		Japan Bank for International Cooperation		1.875	04/20/21	4,989
9,000,000	g	Japan Finance Organization for Municipalities		2.125	04/13/21	8,990
12,500,000	g	Kommunalbanken AS.		2.125	02/11/25	12,595
9,500,000	i	Korea Development Bank International Bond	LIBOR 3 M + 0.725%	3.314	07/06/22	9,549
10,000,000		Kreditanstalt fuer Wiederaufbau		2.625	01/25/22	10,206
3,000,000	g	Nacional Financiera SNC		3.375	11/05/20	3,007
15,000,000	g	Nederlandse Waterschapsbank NV		3.125	12/05/22	15,608
25,000,000	g	Nederlandse Waterschapsbank NV		2.375	03/24/26	25,459
3,725,000		North American Development Bank		4.375	02/11/20	3,770
22,800,000	g	Perusahaan Penerbit SBSN Indonesia III		3.750	03/01/23	23,445
10,500,000	e,g	Perusahaan Penerbit SBSN Indonesia III		3.900	08/20/24	10,875
15,000,000		Province of Manitoba Canada		2.100	09/06/22	15,033
12,700,000		Province of Manitoba Canada		3.050	05/14/24	13,271
12,500,000	e	Province of Ontario Canada		3.050	01/29/24	13,043
10,000,000	e	Province of Quebec Canada		2.750	04/12/27	10,384
5,000,000		Province of Quebec Canada		7.500	09/15/29	7,242
		TOTAL FOREIGN GOVERNMENT BONDS				495,018

MORTGAGE BACKED - 5.6%
2,600,000		Federal Home Loan Mortgage Corp (FHLMC)		3.000	10/15/33	2,672
9,762,382		FHLMC		3.500	08/15/43	10,120
4,017,934		FHLMC		3.000	03/15/44	4,092
8,713,735		FHLMC		3.500	09/15/44	9,005
14,148,179	i	FHLMC	LIBOR 1 M + 0.300%	2.694	06/15/48	14,059
8,842,612	i	FHLMC		6.089	06/15/48	10,487
6,850,533	i	FHLMC		6.009	10/15/48	7,974
7,640		Federal Home Loan Mortgage Corp Gold (FGLMC)		7.000	10/01/20	8
2,145		FGLMC		7.000	05/01/23	2
13,102		FGLMC		8.000	01/01/31	14
236,684		FGLMC		4.500	07/01/33	253
1,593,628		FGLMC		7.000	12/01/33	1,856
484,351		FGLMC		7.000	05/01/35	560
1,139,013		FGLMC		5.000	06/01/36	1,246
364,641		FGLMC		5.000	07/01/39	396
570,104		FGLMC		4.500	10/01/44	612
673,713		FGLMC		4.500	11/01/44	723
979,686		FGLMC		4.500	11/01/44	1,052
378,649		FGLMC		4.500	12/01/44	400
622,353		FGLMC		4.500	12/01/44	668
2,326,076		FGLMC		3.500	04/01/45	2,426
21,450,388		FGLMC		3.500	10/01/45	22,343
10,147,764		FGLMC		4.000	12/01/45	10,744
33,213,610		FGLMC		3.500	08/01/46	34,590
26,856,284	h	FGLMC		3.000	01/01/47	27,174
383

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			REFERENCE		MATURITY	VALUE
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	(000)
$15,036,022		FGLMC		3.000%	02/01/47	$15,215
1,017,489		FGLMC		4.500	06/01/47	1,092
2,480,251		FGLMC		4.000	09/01/47	2,617
2,053,625	h	FGLMC		3.500	12/01/47	2,137
8,496,748		FGLMC		3.500	03/01/48	8,818
13,875,923		FGLMC		4.000	03/01/48	14,684
3,438,087		FGLMC		4.000	07/01/48	3,640
10,548,813		FGLMC		4.500	08/01/48	11,344
12,619		Federal National Mortgage Association (FNMA)		8.000	07/01/24	14
18,500,000	i	FNMA		2.878	02/25/27	19,004
3,500,000	i	FNMA		3.436	06/25/28	3,721
3,001,631		FNMA		3.500	05/01/32	3,109
1,371,715		FNMA		3.000	11/01/32	1,402
12,856,448		FNMA		3.500	11/01/33	13,285
3,006,995		FNMA		5.000	05/01/35	3,286
1,907,628		FNMA		5.000	10/01/35	2,085
1,452,650		FNMA		5.000	02/01/36	1,588
1,850,639		FNMA		5.500	11/01/38	2,037
1,561,755		FNMA		5.000	09/01/40	1,696
2,566,692		FNMA		5.000	05/01/41	2,789
1,419,182		FNMA		4.500	04/01/42	1,524
1,972,734		FNMA		4.500	06/01/42	2,119
2,410,929		FNMA		3.000	04/25/43	2,457
4,250,045	i	FNMA	LIBOR 1 M + 5.950%	3.546	09/25/43	752
1,917,381		FNMA		4.500	03/01/44	2,067
727,022		FNMA		4.500	06/01/44	779
8,203,910		FNMA		4.500	06/01/44	8,799
1,964,338		FNMA		4.500	08/01/44	2,107
4,540,408		FNMA		4.500	10/01/44	4,872
9,384,078		FNMA		4.500	11/01/44	10,070
2,074,185		FNMA		5.000	11/01/44	2,252
2,085,035		FNMA		4.500	12/01/44	2,237
10,711,228		FNMA		3.000	02/25/45	11,009
3,205,663		FNMA		3.000	02/25/45	3,241
304,877		FNMA		3.500	03/01/45	316
188,753		FNMA		3.500	03/01/45	197
493,521		FNMA		4.500	03/01/45	529
3,271,536		FNMA		3.000	03/25/45	3,351
637,082		FNMA		4.500	04/01/45	684
8,603,462		FNMA		3.500	04/25/45	8,919
13,278,827		FNMA		3.500	04/25/45	13,773
4,520,120		FNMA		3.500	05/01/45	4,718
23,854,375		FNMA		3.000	12/25/45	24,297
7,349,621		FNMA		3.500	01/01/46	7,651
8,761,677		FNMA		4.000	01/01/46	9,270
9,022,783		FNMA		3.500	06/01/46	9,389
2,585,039		FNMA		3.500	08/01/46	2,671
1,967,481		FNMA		3.000	10/01/46	1,968
6,612,914		FNMA		3.500	10/01/46	6,879
2,422,759		FNMA		3.000	11/01/46	2,453
6,524,822		FNMA		3.500	12/01/46	6,717
20,404,214		FNMA		3.500	01/01/47	20,972
2,709,308		FNMA		3.000	04/25/47	2,766
1,137,634		FNMA		3.500	08/01/47	1,173
1,533,321		FNMA		3.000	11/01/47	1,534
1,131,180	h	FNMA		3.500	01/01/48	1,173
384

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$5,795,904		FNMA	4.500%	01/01/48	$6,231
4,602,086		FNMA	4.500	02/01/48	4,946
53,855,739		FNMA	3.000	02/25/48	55,109
5,841,404		FNMA	4.000	03/01/48	6,177
20,136,669		FNMA	4.500	03/01/48	21,642
55,240,020		FNMA	4.000	04/01/48	57,420
4,120,289		FNMA	4.500	05/01/48	4,428
3,053,668		FNMA	4.500	05/01/48	3,282
874,089		FNMA	5.000	06/01/48	925
5,892,234		FNMA	4.000	08/01/48	6,087
7,356,392		FNMA	5.000	08/01/48	8,009
6,450,837	h	FNMA	3.000	11/01/48	6,518
12,756,527		FNMA	4.000	12/01/48	13,190
5,747,539		FNMA	4.500	12/01/48	6,013
7,378,275		FNMA	3.500	06/01/49	7,551
241,685		FNMA	5.000	06/01/49	256
4,540,596		Government National Mortgage Association (GNMA)	2.580	08/15/25	4,532
56,811		GNMA	6.500	05/20/31	66
7,413,232		GNMA	2.640	01/15/33	7,404
10,434,334		GNMA	2.690	06/15/33	10,698
8,474,290		GNMA	3.700	10/15/33	8,934
57,566		GNMA	6.000	10/20/36	66
66,203		GNMA	6.000	01/20/37	75
372,921		GNMA	6.000	02/20/37	425
170,000		GNMA	5.000	04/15/38	187
101,723		GNMA	6.000	08/20/38	116
230,229		GNMA	6.500	11/20/38	269
23,097		GNMA	4.500	02/20/39	25
8,009,331		GNMA	3.700	08/15/40	8,472
31,016		GNMA	4.500	08/20/41	34
113,049		GNMA	4.500	09/20/41	123
25,549		GNMA	4.500	01/20/44	28
25,673		GNMA	4.500	02/20/44	28
49,304		GNMA	4.500	05/20/44	54
317,859		GNMA	4.500	05/20/44	345
362,340		GNMA	4.500	08/20/44	394
246,831		GNMA	4.500	09/20/44	263
136,912		GNMA	4.500	10/20/44	148
53,611		GNMA	4.500	11/20/44	56
224,255		GNMA	4.500	12/20/44	244
329,165		GNMA	4.500	02/20/45	358
394,016		GNMA	4.500	08/20/45	428
352,090		GNMA	4.500	08/20/45	383
379,223		GNMA	4.500	12/20/45	412
5,093,375	†	GNMA	4.000	06/20/46	739
11,946,594		GNMA	3.000	12/20/47	12,217
40,525,648		GNMA	3.500	12/20/47	41,875
3,693,743		GNMA	3.000	01/20/48	3,777
11,829,454		GNMA	3.500	01/20/48	12,222
7,337,546		GNMA	4.000	12/20/48	7,606
8,591,611		GNMA	3.500	01/20/49	8,871
		TOTAL MORTGAGE BACKED			802,382
385

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			REFERENCE		MATURITY	VALUE
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	(000)
MUNICIPAL BONDS - 4.4%
$3,340,000		Antelope Valley-East Kern Water Agency Financing Authority		4.326%	06/01/36	$3,521
4,500,000	g	Basin Electric Power Coop		6.127	06/01/41	5,431
3,790,000		Bay Area Water Supply & Conservation Agency		2.535	10/01/21	3,819
2,635,000		Bay Area Water Supply & Conservation Agency		3.015	10/01/24	2,713
1,170,000		Brunswick & Glynn County Development Authority		3.060	04/01/25	1,215
3,135,300		California Earthquake Authority		2.805	07/01/19	3,135
13,000,000		California Housing Finance Agency		2.966	08/01/22	13,327
3,380,000		Chicago Board of Education		5.000	12/01/20	3,502
14,000,000		Chicago Housing Authority		4.361	01/01/38	15,358
9,700,000		Chicago Metropolitan Water Reclamation District-Greater Chicago		5.720	12/01/38	12,573
3,500,000		City & County Honolulu HI Wastewater System Revenue		3.200	07/01/26	3,681
3,035,000		City & County of Honolulu HI		2.668	10/01/27	3,078
1,250,000		City & County of Honolulu HI		6.114	07/01/29	1,250
5,645,000		City & County of Honolulu HI		3.974	09/01/35	5,969
1,615,000		City & County of Honolulu HI		4.004	09/01/36	1,702
7,085,000		City & County of San Francisco CA		4.000	04/01/47	7,347
5,500,000		City & County of San Francisco CA		4.000	09/01/48	5,637
2,750,000		City of Austin TX Water & Wastewater System Revenue		2.133	11/15/19	2,749
5,395,000		City of Chicago IL		7.750	01/01/42	6,949
1,105,000		City of Chicago IL		7.750	01/01/42	1,248
7,280,000		City of Cincinnati OH Water System Revenue		2.568	12/01/21	7,378
475,000		City of Eugene, OR		6.320	08/01/22	510
1,250,000		City of Florence SC		4.250	12/01/34	1,318
1,000,000		City of Houston TX Combined Utility System Revenue		3.375	11/15/24	1,066
1,275,000		City of Houston TX Combined Utility System Revenue		4.172	11/15/38	1,375
12,500,000		City of Houston TX Utility System Revenue		2.563	05/15/20	12,553
925,000		City of Jersey City NJ		2.423	09/01/19	925
5,145,000		City of Los Angeles CA		3.320	09/01/24	5,400
5,145,000		City of Los Angeles CA		3.450	09/01/25	5,461
7,500,000		City of Los Angeles CA		3.880	09/01/38	7,795
1,780,000	g	City of Miami FL		4.808	01/01/39	1,952
3,010,000		City of Norfolk VA		3.000	10/01/35	2,900
3,665,000		City of Norfolk VA		3.050	10/01/36	3,522
3,345,000		City of San Francisco CA Public Utilities Commission Water Revenue		3.000	11/01/26	3,482
3,725,000		City of San Francisco CA Public Utilities Commission Water Revenue		3.950	11/01/36	3,924
18,500,000		City of San Francisco CA Public Utilities Commission Water Revenue		4.185	11/01/46	19,318
1,000,000		City of San Juan Capistrano CA		3.700	08/01/31	1,048
1,000,000		Commonwealth Financing Authority		2.675	06/01/21	1,009
1,150,000		Commonwealth Financing Authority		2.875	06/01/22	1,171
2,310,000		Commonwealth Financing Authority		3.075	06/01/23	2,371
2,730,000		Commonwealth Financing Authority		3.864	06/01/38	2,871
11,650,000	i	Connecticut Housing Finance Authority	SOFR + 0.650%	3.060	05/15/49	11,661
7,650,000		County of Alameda CA		3.820	08/01/38	7,994
386

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			MATURITY	VALUE
PRINCIPAL	ISSUER	RATE	DATE	(000)
$1,500,000	County of Miami-Dade FL Aviation Revenue	2.218%	10/01/22	$1,502
995,000	County of Saline AR	3.550	06/01/42	1,020
15,000,000	District of Columbia Water & Sewer Authority	4.814	10/01/14	19,190
760,000	Fiscal Year 2005 Securitization Corp	4.760	08/15/19	762
1,000,000	Grant County Public Utility District No 2	5.470	01/01/34	1,101
1,250,000	Grant County Public Utility District No 2	4.164	01/01/35	1,373
4,135,000	Greene County OH	2.720	12/01/21	4,137
4,365,000	Greene County OH	3.120	12/01/23	4,368
4,615,000	Greene County OH	3.270	12/01/24	4,619
4,755,000	Greene County OH	3.420	12/01/25	4,759
1,300,000	Guadalupe Valley Electric Coop, Inc	5.671	10/01/32	1,515
795,000	Guadalupe-Blanco River Authority Industrial Development Corp	3.287	04/15/23	815
2,000,000	Kern County Water Agency Improvement District No 4	4.276	05/01/36	2,198
540,000	Lavaca-Navidad River Authority	3.850	08/01/26	567
6,430,000	Lavaca-Navidad River Authority	4.430	08/01/35	6,729
3,540,000	Maryland Community Development Administration Housing Revenue	3.797	03/01/39	3,615
140,000	Massachusetts Housing Finance Agency	4.782	12/01/20	142
4,650,000	Massachusetts St. Water Pollution Abatement	5.192	08/01/40	5,353
3,500,000	Metropolitan Council	1.750	09/01/20	3,490
5,000,000	Metropolitan Water District of Southern California	6.250	07/01/39	5,000
8,000,000	Michigan Finance Authority	5.000	07/01/22	8,841
500,000	Michigan Finance Authority	5.000	07/01/22	543
8,945,000	Michigan Finance Authority	5.000	07/01/22	9,885
2,500,000	Michigan Finance Authority	5.000	07/01/30	2,866
2,000,000	Michigan Finance Authority	5.000	07/01/31	2,284
8,500,000	New Jersey Economic Development Authority	4.271	06/15/20	8,610
7,400,000	New Jersey Economic Development Authority	5.706	06/15/30	8,765
3,000,000	New Jersey Economic Development Authority	5.756	06/15/31	3,565
3,375,000	New Mexico Finance Authority	4.090	06/15/38	3,561
2,500,000	New York City Housing Development Corp	3.720	11/01/39	2,529
1,590,000	New York State Energy Research & Development Authority	2.372	07/01/19	1,590
1,285,000	New York State Energy Research & Development Authority	2.772	07/01/20	1,294
1,590,000	New York State Energy Research & Development Authority	3.206	07/01/22	1,646
1,255,000	New York State Environmental Facilities Corp	3.045	06/15/24	1,307
1,225,000	New York State Environmental Facilities Corp	3.195	06/15/25	1,291
2,120,000	New York State Environmental Facilities Corp	3.520	07/15/27	2,283
17,500,000	New York Transportation Development Corp	5.000	01/01/26	20,574
4,750,000	Northern California Power Agency	4.320	07/01/24	5,139
11,245,000	Ohio State Water Development Authority	4.879	12/01/34	13,142
700,000	Oklahoma Water Resources Board	3.071	04/01/22	720
387

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			REFERENCE		MATURITY	VALUE
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	(000)
$13,250,000	g	Oregon State Business Development Commission		6.500%	04/01/31	$12,431
2,500,000		Palm Beach County Solid Waste Authority		2.636	10/01/24	2,560
1,070,000		Pend Oreille County Public Utility District No Box Canyon		3.621	01/01/21	1,078
4,500,000		Pend Oreille County Public Utility District No Box Canyon		5.000	01/01/30	4,717
180,000	g,h	Pennsylvania Economic Development Financing Authority		5.750	06/01/36	188
1,000,000		Sacramento Area Flood Control Agency		2.699	10/01/22	1,013
435,000		San Francisco City & County Redevelopment Agency		3.113	08/01/22	447
2,000,000		San Francisco City & County Redevelopment Agency		4.375	08/01/44	2,100
38,830,000		State of California		3.750	10/01/37	40,839
11,565,000		State of California		4.600	04/01/38	12,629
10,050,000		State of California		4.988	04/01/39	10,934
2,000,000		State of California		2.193	04/01/47	1,999
5,445,000	i	State of California	LIBOR 1 M + 0.780%	3.211	04/01/47	5,462
9,800,000		State of Illinois		5.000	02/01/20	9,986
8,000,000		State of Illinois		5.000	02/01/22	8,592
9,000,000		State of Illinois		5.520	04/01/38	9,401
1,500,000		State of Louisiana		1.769	08/01/20	1,494
4,505,000		State of Michigan		3.375	12/01/20	4,591
4,405,000		State of Michigan		3.590	12/01/26	4,589
2,500,000		State of Ohio		5.412	09/01/28	3,091
2,500,000		State of Texas		2.749	10/01/23	2,570
5,000,000		State of Texas		6.072	10/01/29	5,047
2,025,000		State of Texas		3.576	08/01/34	2,071
3,370,000		State of Texas		3.726	08/01/43	3,446
3,000		State of Wisconsin		5.700	05/01/26	3
1,650,000		Syracuse Industrial Development Agency		5.000	01/01/36	1,659
2,280,000		Tampa Bay Water		2.612	10/01/25	2,309
3,225,000		Tampa Bay Water		2.782	10/01/26	3,291
3,000,000		Tampa Bay Water		2.952	10/01/27	3,085
1,255,000		Texas Water Development Board		4.248	10/15/35	1,341
5,880,000		Texas Water Development Board		4.340	10/15/48	6,208
4,170,000		Texas Water Development Board		4.648	04/15/50	4,466
5,000,000		Tuolumne Wind Project Authority		6.918	01/01/34	6,497
3,035,000		University of California		3.809	05/15/28	3,335
11,400,000		University of California		4.009	05/15/30	12,747
1,000,000		University of Cincinnati		3.250	06/01/29	1,052
1,560,000		University of Cincinnati		3.650	06/01/34	1,631
1,615,000		University of Cincinnati		3.700	06/01/35	1,691
18,000,000		University of New Mexico		3.532	06/20/32	18,602
5,000,000		Vermont Educational & Health Buildings Financing Agency		4.000	12/01/42	5,338
3,000,000		Vermont Educational & Health Buildings Financing Agency		4.000	12/01/46	3,191
1,000,000		Washington County Clean Water Services		5.078	10/01/24	1,132
388

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			REFERENCE		MATURITY	VALUE
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	(000)
$3,750,000		Water Works Board of the City of Birmingham		1.988%	01/01/21	$3,744
3,100,000		Water Works Board of the City of Birmingham		2.192	01/01/22	3,108
600,000		West Virginia Water Development Authority		5.000	11/01/21	648
1,345,000		West Virginia Water Development Authority		5.000	11/01/22	1,497
1,000,000		West Virginia Water Development Authority		5.000	11/01/23	1,144
		TOTAL MUNICIPAL BONDS				622,892

U.S. TREASURY SECURITIES - 3.0%
6,000,000		United States Treasury Bond		3.125	02/15/43	6,685
1,000,000		United States Treasury Bond		3.375	05/15/44	1,161
66,090,000		United States Treasury Bond		2.875	11/15/46	70,636
20,261,200	k	United States Treasury Inflation Indexed Bonds		0.500	04/15/24	20,514
5,785,000		United States Treasury Note		1.375	05/31/21	5,740
27,300,000		United States Treasury Note		1.750	06/15/22	27,329
4,150,000		United States Treasury Note		2.000	07/31/22	4,183
4,500,000		United States Treasury Note		1.750	09/30/22	4,502
12,234,500		United States Treasury Note		1.625	11/15/22	12,189
36,680,000		United States Treasury Note		2.875	09/30/23	38,358
6,100,000		United States Treasury Note		2.625	12/31/23	6,327
73,526,000		United States Treasury Note		2.000	05/31/24	74,353
1,525,000		United States Treasury Note		2.250	10/31/24	1,560
9,350,000		United States Treasury Note		2.125	11/30/24	9,505
5,560,000		United States Treasury Note		2.750	06/30/25	5,848
40,842,000		United States Treasury Note		2.500	02/28/26	42,455
26,845,000		United States Treasury Note		2.375	04/30/26	27,707
2,500,000		United States Treasury Note		2.125	05/31/26	2,540
7,397,000		United States Treasury Note		2.375	05/15/29	7,640
59,726,000		United States Treasury Note		3.000	02/15/49	65,503
		TOTAL U.S. TREASURY SECURITIES				434,735

		TOTAL GOVERNMENT BONDS				2,833,772
		(Cost $2,743,797)

STRUCTURED ASSETS - 4.2%

ASSET BACKED - 1.5%
226,210	i	Asset Backed Securities Corp Home Equity Loan Trust	LIBOR 1 M + 0.900%	3.386	08/25/34	225
		Series - 2004 HE5 (Class M1)
1,500,000	i	Bayview Financial Mortgage Pass-Through Trust	LIBOR 1 M + 0.650%	3.052	02/28/41	1,481
		Series - 2006 A (Class M3)
100,000	i	Bear Stearns Asset Backed Securities Trust	LIBOR 1 M + 0.670%	3.074	04/25/36	100
		Series - 2006 SD1 (Class M1)
3,983,409	g	Capital Automotive REIT		3.660	10/15/44	4,021
		Series - 2014 1A (Class A)
389

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			REFERENCE		MATURITY	VALUE
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	(000)
$3,913,333	g	Capital Automotive REIT		3.870%	04/15/47	$3,982
		Series - 2017 1A (Class A1)
632,128	i	C-BASS Trust	LIBOR 1 M + 0.080%	2.484	07/25/36	625
		Series - 2006 CB6 (Class A1)
4,001,302	i	Chase Funding Loan Acquisition Trust	LIBOR 1 M + 0.855%	3.259	06/25/34	3,979
		Series - 2004 OPT1 (Class M1)
325,000	i	Citigroup Mortgage Loan Trust, Inc	LIBOR 1 M + 0.750%	3.154	01/25/36	324
		Series - 2006 WFH1 (Class M4)
2,955,000	g	DB Master Finance LLC		3.629	11/20/47	3,001
		Series - 2017 1A (Class A2I)
873,000	g	Domino’s Pizza Master Issuer LLC		4.474	10/25/45	909
		Series - 2015 1A (Class A2II)
11,888,250	g	Domino’s Pizza Master Issuer LLC		3.082	07/25/47	11,906
		Series - 2017 1A (Class A2II)
1,584,000	g	Domino’s Pizza Master Issuer LLC		4.116	07/25/48	1,631
		Series - 2018 1A (Class A2I)
425,627	g,i	Ellington Loan Acquisition Trust	LIBOR 1 M + 1.100%	3.504	05/25/37	429
		Series - 2007 2 (Class A2C)
265,061	i	GSAMP Trust	LIBOR 1 M + 0.975%	3.461	09/25/34	267
		Series - 2004 HE2 (Class M1)
7,525,578	g	HERO Funding Trust		3.840	09/21/40	7,797
		Series - 2015 1A (Class A)
1,854,078	g	HERO Funding Trust		3.990	09/21/40	1,896
		Series - 2014 2A (Class A)
3,663,090	g	HERO Funding Trust		3.750	09/20/41	3,827
		Series - 2016 2A (Class A)
3,498,097	g	HERO Funding Trust		4.050	09/20/41	3,695
		Series - 2016 1A (Class A)
1,342,293	g	HERO Funding Trust		3.080	09/20/42	1,364
		Series - 2016 3A (Class A1)
604,443	g	HERO Funding Trust		4.500	09/21/42	611
		Series - 2016 1R (Class A1)
8,662,405	g	HERO Funding Trust		3.710	09/20/47	9,020
		Series - 2017 1A (Class A1)
9,161,074	g	HERO Funding Trust		3.190	09/20/48	9,310
		Series - 2017 3A (Class A1)
2,163,798	g	HERO Funding Trust		3.280	09/20/48	2,186
		Series - 2017 2A (Class A1)
10,049,291	g	HERO Funding Trust		4.670	09/20/48	10,581
		Series - 2018 1A (Class A2)
36,056	i	Home Equity Asset Trust	LIBOR 1 M + 1.500%	3.986	06/25/33	36
		Series - 2003 1 (Class M1)
2,800,000	g	Houston Galleria Mall Trust		3.087	03/05/37	2,874
		Series - 2015 HGLR (Class A1A2)
499,336	i	JP Morgan Mortgage Acquisition Trust	LIBOR 1 M + 0.320%	2.724	03/25/37	489
		Series - 2007 CH3 (Class A1B)
8,930,939	i	JP Morgan Mortgage Acquisition Trust	LIBOR 1 M + 0.160%	2.564	06/25/37	8,799
		Series - 2007 CH5 (Class A1)
1,105,956	i	Morgan Stanley ABS Capital I, Inc Trust	LIBOR 1 M + 1.050%	3.266	12/27/33	1,110
		Series - 2004 NC1 (Class M1)
44,891	i	Morgan Stanley ABS Capital I, Inc Trust	LIBOR 1 M + 0.825%	3.229	08/25/34	45
		Series - 2004 HE6 (Class M1)
6,799,316	g	Mosaic Solar Loans LLC		3.820	06/22/43	6,911
		Series - 2017 2A (Class A)
390

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			REFERENCE		MATURITY	VALUE
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	(000)
$2,083,020	g	MVW Owner Trust		2.420%	12/20/34	$2,077
		Series - 2017 1A (Class A)
4,066,361	g,i	Navient Student Loan Trust	LIBOR 1 M + 0.250%	2.654	06/27/67	4,064
		Series - 2018 4A (Class A1)
650,000	i	RASC	LIBOR 1 M + 0.590%	3.080	08/25/35	651
		Series - 2005 KS8 (Class M4)
4,743,610	g	Renew		3.670	09/20/52	4,949
		Series - 2017 1A (Class A)
10,735,297	g	Renew		3.950	09/20/53	11,229
		Series - 2018 1 (Class A)
340,651	g	Sierra Timeshare Receivables Funding LLC		2.580	09/20/32	340
		Series - 2015 3A (Class A)
241,027	g	Sierra Timeshare Receivables Funding LLC		3.080	09/20/32	241
		Series - 2015 3A (Class B)
4,746,434	g	SolarCity LMC		4.590	04/20/44	4,845
		Series - 2014 1 (Class A)
23,660,733	g	SolarCity LMC		4.020	07/20/44	23,848
		Series - 2014 2 (Class A)
4,396,427	g	SolarCity LMC		4.800	09/20/48	4,558
		Series - 2016 A (Class A)
33,112	i	Structured Asset Investment Loan Trust	LIBOR 1 M + 0.900%	3.304	09/25/34	33
		Series - 2004 8 (Class M1)
73,591	i	Structured Asset Investment Loan Trust	LIBOR 1 M + 1.000%	3.404	09/25/34	74
		Series - 2004 8 (Class A9)
2,413,247	i	Structured Asset Securities Corp Mortgage Loan Trust	LIBOR 1 M + 1.500%	3.940	04/25/35	2,381
		Series - 2005 7XS (Class 2A1A)
2,932,047	g	Sunrun Athena Issuer LLC		5.310	04/30/49	3,152
		Series - 2018 1 (Class A)
11,686,305	g	TES LLC		4.330	10/20/47	11,680
		Series - 2017 1A (Class A)
2,500,000	g	TES LLC		7.740	10/20/47	2,632
		Series - 2017 1A (Class B)
7,712,088	g	TES LLC		4.120	02/20/48	7,821
		Series - 2017 2A (Class A)
3,950,746	g	Tesla Auto Lease Trust		2.320	12/20/19	3,949
		Series - 2018 A (Class A)
4,085,818	g	Tesla Auto Lease Trust		3.710	08/20/21	4,147
		Series - 2018 B (Class A)
205,529		Toyota Auto Receivables Owner Trust		1.300	04/15/20	205
		Series - 2016 B (Class A3)
14,821,390	g	Vivint Colar Financing V LLC		4.730	04/30/48	15,696
		Series - 2018 1A (Class A)
31,890	g,i	Wachovia Loan Trust	LIBOR 1 M + 0.360%	2.764	05/25/35	32
		Series - 2005 SD1 (Class A)
2,955,000	g	Wendys Funding LLC		3.573	03/15/48	2,972
		Series - 2018 1A (Class A2I)
		TOTAL ASSET BACKED				215,007

391

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			REFERENCE		MATURITY	VALUE
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	(000)
OTHER MORTGAGE BACKED - 2.7%
$2,015,000	g,i	20 Times Square Trust		3.203%	05/15/35	$2,054
		Series - 2018 20TS (Class B)
1,335,610	g,i	Agate Bay Mortgage Trust		3.500	11/25/44	1,343
		Series - 2014 3 (Class A13)
641,456	g,i	Agate Bay Mortgage Trust		3.500	09/25/45	640
		Series - 2015 6 (Class A9)
259,702	i	Alternative Loan Trust	LIBOR 1 M + 0.500%	2.904	06/25/34	263
		Series - 2004 8CB (Class M1)
2,000,000	†,g,i	Banc of America Commercial Mortgage Trust		6.038	02/10/51	302
		Series - 2007 5 (Class B)
4,620,566	g,i	Bancorp Commercial Mortgage Trust	LIBOR 1 M + 0.900%	3.294	09/15/35	4,610
		Series - 2018 CRE4 (Class A)
12,500,000	g	BBCMS Trust		3.593	09/15/32	12,944
		Series - 2015 MSQ (Class A)
6,000,000	g	BBCMS Trust		3.894	09/15/32	6,203
		Series - 2015 MSQ (Class B)
5,440,000	g,i	BBCMS Trust		4.409	08/05/38	4,929
		Series - 2018 CHRS (Class E)
12,870,000	g,i	Benchmark Mortgage Trust		4.030	03/15/62	13,210
		Series - 2019 B10 (Class 3CCA)
2,000,000	i	CD Mortgage Trust		3.879	11/10/49	2,096
		Series - 2016 CD2 (Class B)
2,000,000	i	Citigroup Commercial Mortgage Trust		4.280	04/10/48	2,082
		Series - 2015 GC29 (Class C)
3,000,000	g,i	Cityline Commercial Mortgage Trust		2.871	11/10/31	3,056
		Series - 2016 CLNE (Class A)
2,750,000	g,i	COMM Mortgage Trust		3.528	10/10/29	2,852
		Series - 2017 PANW (Class B)
7,500,000	g,i	COMM Mortgage Trust		3.712	10/10/29	7,704
		Series - 2017 PANW (Class C)
8,811,000	g	COMM Mortgage Trust		3.544	03/10/31	9,207
		Series - 2013 WWP (Class C)
925,000	g,i	COMM Mortgage Trust		4.952	08/10/46	994
		Series - 2013 CR10 (Class B)
2,000,000		COMM Mortgage Trust		4.701	03/10/47	2,127
		Series - 2014 UBS2 (Class B)
3,500,000	g,i	COMM Mortgage Trust		4.255	03/10/48	3,412
		Series - 2015 CR22 (Class D)
1,525,000	i	COMM Mortgage Trust		4.393	05/10/48	1,602
		Series - 2015 CR23 (Class C)
4,000,000	i	COMM Mortgage Trust		4.393	05/10/48	3,945
		Series - 2015 CR23 (Class D)
392

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			REFERENCE		MATURITY	VALUE
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	(000)
$2,500,000	i	COMM Mortgage Trust		3.463%	08/10/48	$2,296
		Series - 2015 CR24 (Class D)
3,387,717	i	Connecticut Avenue Securities	LIBOR 1 M + 2.600%	5.004	05/25/24	3,501
		Series - 2014 C02 (Class 1M2)
8,306,481	i	Connecticut Avenue Securities	LIBOR 1 M + 3.000%	5.404	07/25/24	8,710
		Series - 2014 C03 (Class 1M2)
1,819,700	i	Connecticut Avenue Securities	LIBOR 1 M + 5.000%	7.404	11/25/24	1,992
		Series - 2014 C04 (Class 2M2)
5,000,000	i	Connecticut Avenue Securities	LIBOR 1 M + 4.250%	6.654	01/25/29	5,368
		Series - 2016 C04 (Class 1M2)
2,236,980	i	Connecticut Avenue Securities	LIBOR 1 M + 4.450%	6.854	01/25/29	2,382
		Series - 2016 C05 (Class 2M2)
515,312	i	Connecticut Avenue Securities	LIBOR 1 M + 0.850%	3.254	11/25/29	516
		Series - 2017 C04 (Class 2M1)
5,150,000	i	Connecticut Avenue Securities	LIBOR 1 M + 2.200%	4.604	01/25/30	5,215
		Series - 2017 C05 (Class 1M2A)
21,333	i	Connecticut Avenue Securities	LIBOR 1 M + 0.600%	3.004	07/25/30	21
		Series - 2018 C01 (Class 1M1)
5,650,000	i	Connecticut Avenue Securities	LIBOR 1 M + 2.200%	3.965	08/25/30	5,673
		Series - 2018 C02 (Class 2M2)
450,619	i	Connecticut Avenue Securities	LIBOR 1 M + 0.680%	3.084	10/25/30	451
		Series - 2018 C03 (Class 1M1)
2,850,000	i	Connecticut Avenue Securities	LIBOR 1 M + 0.850%	3.254	10/25/30	2,857
		Series - 2018 C03 (Class 1EA2)
2,740,000	i	Connecticut Avenue Securities	LIBOR 1 M + 2.350%	4.754	01/25/31	2,764
		Series - 2018 C05 (Class 1M2)
338,538	g,i	Connecticut Avenue Securities	LIBOR 1 M + 0.850%	3.254	07/25/31	339
		Series - 2019 R01 (Class 2M1)
505,000	g,i	Connecticut Avenue Securities	LIBOR 1 M + 2.450%	4.854	07/25/31	511
		Series - 2019 R01 (Class 2M2)
1,620,000	†,g,h,i	Connecticut Avenue Securities	LIBOR 1 M + 0.750%	3.154	06/25/39	1,621
		Series - 2019 R04 (Class 2M1)
6,650,000	g,i	CSAIL Commercial Mortgage Trust		3.800	06/15/37	6,956
		Series - 2017 C8 (Class 85BA)
8,750,000	g,i	CSAIL Commercial Mortgage Trust		3.800	06/15/37	9,077
		Series - 2017 C8 (Class 85BB)
5,000,000	g,i	CSMC Trust		3.854	11/10/32	5,226
		Series - 2017 CALI (Class B)
825,000	g,i	CSMC Trust	LIBOR 1 M + 0.650%	3.054	05/25/36	819
		Series - 2006 CF2 (Class M3)
5,299,993	g,i	CSMC Trust		3.500	02/25/48	5,300
		Series - 2018 J1 (Class A11)
1,715,000	g,i	DBUBS Mortgage Trust		5.885	11/10/46	1,783
		Series - 2011 LC1A (Class C)
1,024,964	i	Fieldstone Mortgage Investment Trust	LIBOR 1 M + 0.735%	3.139	12/25/35	1,021
		Series - 2005 2 (Class M2)
3,813,201	g,i	FirstKey Mortgage Trust		3.500	11/25/44	3,834
		Series - 2014 1 (Class A8)
393

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			REFERENCE		MATURITY	VALUE
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	(000)
$1,222,718	g,i	Flagstar Mortgage Trust		4.000%	09/25/48	$1,228
		Series - 2018 5 (Class A11)
3,539,981	i	GMAC Commercial Mortgage Securities, Inc		4.984	12/10/41	3,542
		Series - 2004 C3 (Class C)
10,000,000	g	GRACE Mortgage Trust		3.369	06/10/28	10,188
		Series - 2014 GRCE (Class A)
3,000,000	g,i	GS Mortgage Securities Trust	LIBOR 1 M + 1.090%	3.484	10/15/31	2,999
		Series - 2018 HART (Class A)
2,535,000	g,i	GS Mortgage Securities Trust		5.353	12/10/43	2,623
		Series - 2010 C2 (Class B)
3,000,000		GS Mortgage Securities Trust		3.143	10/10/49	3,028
		Series - 2016 GS3 (Class AS)
830,000	i	GS Mortgage Securities Trust		3.922	11/10/49	836
		Series - 2016 GS4 (Class C)
2,000,000	g	GS Mortgage Securities Trust		3.000	02/10/52	1,786
		Series - 2019 GC38 (Class D)
1,399,859	i	HarborView Mortgage Loan Trust	LIBOR 1 M + 0.620%	3.010	08/19/45	1,391
		Series - 2005 11 (Class 2A1A)
6,000,000	g	Hudson Yards Mortgage Trust		2.835	08/10/38	6,076
		Series - 2016 10HY (Class A)
5,000,000	g,i	Hudson Yards Mortgage Trust		3.076	08/10/38	5,059
		Series - 2016 10HY (Class B)
5,000,000	g,i	Hudson Yards Mortgage Trust		3.076	08/10/38	4,995
		Series - 2016 10HY (Class C)
306,354	i	Impac CMB Trust	LIBOR 1 M + 0.660%	3.064	03/25/35	305
		Series - 2004 11 (Class 2A1)
3,025,000	g,i	JP Morgan Chase Commercial Mortgage Securities Trust		5.582	07/15/46	3,170
		Series - 2011 C4 (Class C)
1,690,227	g,i	JP Morgan Mortgage Trust		3.654	12/25/44	1,689
		Series - 2015 1 (Class B1)
567,316	g,i	JP Morgan Mortgage Trust		3.500	05/25/45	565
		Series - 2015 3 (Class A19)
2,059,821	g,i	JP Morgan Mortgage Trust		3.500	10/25/45	2,054
		Series - 2015 6 (Class A13)
1,178,317	g,i	JP Morgan Mortgage Trust		3.500	05/25/46	1,172
		Series - 2016 1 (Class A13)
169,048	g,i	JP Morgan Mortgage Trust		3.500	01/25/47	171
		Series - 2017 1 (Class A3)
4,653,966	g,i	JP Morgan Mortgage Trust		3.500	05/25/47	4,722
		Series - 2017 2 (Class A5)
1,324,284	g,i	JP Morgan Mortgage Trust		3.500	05/25/47	1,322
		Series - 2017 2 (Class A13)
2,182,195	g,i	JP Morgan Mortgage Trust		3.500	08/25/47	2,214
		Series - 2017 3 (Class 1A5)
238,051	g,i	JP Morgan Mortgage Trust		3.500	06/25/48	242
		Series - 2018 1 (Class A5)
1,342,008	g,i	JP Morgan Mortgage Trust		3.500	09/25/48	1,362
		Series - 2018 3 (Class A5)
442,236	g,i	JP Morgan Mortgage Trust		3.500	10/25/48	449
		Series - 2018 5 (Class A5)
3,104,583	g,i	JP Morgan Mortgage Trust		3.000	12/25/48	3,084
		Series - 2017 6 (Class A6)
394

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			REFERENCE		MATURITY	VALUE
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	(000)
$2,028,334	g,i	JP Morgan Mortgage Trust		3.500%	12/25/48	$2,058
		Series - 2018 6 (Class 1A3)
1,447,402	g,i	JP Morgan Mortgage Trust		4.000	01/25/49	1,459
		Series - 2018 8 (Class A13)
3,117,036	g,i	JP Morgan Mortgage Trust		4.000	02/25/49	3,148
		Series - 2018 9 (Class A13)
3,514,320	g,i	JP Morgan Mortgage Trust		4.000	05/25/49	3,585
		Series - 2019 1 (Class A15)
3,687	i	LB-UBS Commercial Mortgage Trust		6.114	07/15/40	4
		Series - 2007 C6 (Class AM)
10,000,000	g	Liberty Street Trust		3.597	02/10/36	10,591
		Series - 2016 225L (Class A)
4,000,000	g,i	MAD Mortgage Trust		3.478	08/15/34	4,078
		Series - 2017 330M (Class B)
21,000,000	g	Morgan Stanley Capital I Trust		3.350	07/13/29	21,422
		Series - 2014 CPT (Class A)
2,000,000	g,i	Morgan Stanley Capital I Trust		3.560	07/13/29	2,015
		Series - 2014 CPT (Class E)
63,978	i	Morgan Stanley Capital I Trust		6.380	10/15/42	64
		Series - 2006 IQ11 (Class AJ)
281,488	†,i	Morgan Stanley Capital I Trust		6.446	12/12/49	183
		Series - 2007 IQ16 (Class AJFX)
5,000,000	g,i	MSDB Trust		3.427	07/11/39	5,178
		Series - 2017 712F (Class A)
15,780,000	g,i	Natixis Commercial Mortgage Securities Trust	LIBOR 1 M + 0.784%	3.178	07/15/33	15,775
		Series - 2018 850T (Class A)
154,569	i	New York Mortgage Trust	LIBOR 1 M + 0.480%	2.884	02/25/36	155
		Series - 2005 3 (Class A1)
17,385,000	g	OBP Depositor LLC Trust		4.646	07/15/45	17,578
		Series - 2010 OBP (Class A)
3,900,000	g	One Market Plaza Trust		3.614	02/10/32	4,069
		Series - 2017 1MKT (Class A)
2,342,100	g,i	Sequoia Mortgage Trust		3.500	05/25/45	2,372
		Series - 2015 2 (Class A1)
1,028,249	g,i	Sequoia Mortgage Trust		3.500	06/25/46	1,030
		Series - 2016 1 (Class A19)
405,728	g,i	Sequoia Mortgage Trust		3.500	11/25/46	412
		Series - 2016 3 (Class A10)
2,491,255	g,i	Sequoia Mortgage Trust		3.500	04/25/47	2,482
		Series - 2017 3 (Class A19)
3,959,949	g,i	Sequoia Mortgage Trust		3.000	08/25/47	3,948
		Series - 2017 5 (Class A5)
899,299	g,i	Sequoia Mortgage Trust		3.500	02/25/48	910
		Series - 2018 2 (Class A1)
719,439	g,i	Sequoia Mortgage Trust		3.500	02/25/48	716
		Series - 2018 2 (Class A19)
2,356,179	g,i	Sequoia Mortgage Trust		3.500	05/25/48	2,395
		Series - 2018 5 (Class A4)
1,537,450	g,i	Sequoia Mortgage Trust		4.000	06/25/48	1,572
		Series - 2018 CH2 (Class A21)
3,852,069	g,i	Sequoia Mortgage Trust		4.000	06/25/49	3,941
		Series - 2019 2 (Class A1)
981,169	g,i	Sequoia Mortgage Trust		4.000	06/25/49	1,001
		Series - 2019 2 (Class A19)
395

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			REFERENCE		MATURITY	VALUE
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	(000)
$488,342	g,i	Shellpoint Co-Originator Trust		3.500%	11/25/46	$492
		Series - 2016 1 (Class 1A10)
3,787,023	g,i	Shellpoint Co-Originator Trust		3.500	10/25/47	3,808
		Series - 2017 2 (Class A1)
1,445,000	g,i	Spruce Hill Mortgage Loan Trust		3.395	04/29/49	1,458
		Series - 2019 SH1 (Class A1)
675,696	i	Structured Agency Credit Risk Debt Note (STACR)	LIBOR 1 M + 3.800%	6.204	03/25/25	695
		Series - 2015 HQ1 (Class M3)
1,609,689	i	STACR	LIBOR 1 M + 1.350%	3.754	03/25/29	1,620
		Series - 2016 HQA3 (Class M2)
181,880	i	STACR	LIBOR 1 M + 1.200%	3.604	07/25/29	183
		Series - 2017 DNA1 (Class M1)
4,089,539	i	STACR	LIBOR 1 M + 1.200%	3.604	10/25/29	4,113
		Series - 2017 DNA2 (Class M1)
1,134,742	i	STACR	LIBOR 1 M + 0.750%	3.154	03/25/30	1,136
		Series - 2017 DNA3 (Class M1)
3,929,016	i	STACR	LIBOR 1 M + 0.950%	3.354	04/25/30	3,907
		Series - 2017 HQA3 (Class M2AS)
1,572,417	g,i	STACR		3.818	05/25/48	1,578
		Series - 2018 SPI2 (Class M1)
1,436,545	g,i	STACR		4.165	08/25/48	1,451
		Series - 2018 SPI3 (Class M1)
510,000	g,i	STACR		4.460	11/25/48	508
		Series - 2018 SPI4 (Class M2)
4,893,080	g,i	VMC Finance LLC	LIBOR 1 M + 0.920%	3.314	10/15/35	4,889
		Series - 2018 FL2 (Class A)
426,467	i	Wachovia Bank Commercial Mortgage Trust		6.308	05/15/46	429
		Series - 2007 C34 (Class AJ)
3,000,000	i	Wachovia Bank Commercial Mortgage Trust		6.383	05/15/46	3,021
		Series - 2007 C34 (Class B)
1,650,000	i	Wachovia Bank Commercial Mortgage Trust		6.383	05/15/46	1,667
		Series - 2007 C34 (Class C)
		TOTAL OTHER MORTGAGE BACKED				373,176

		TOTAL STRUCTURED ASSETS				588,183
		(Cost $580,485)

		TOTAL BONDS				5,475,496
		(Cost $5,295,605)

SHARES		COMPANY
COMMON STOCKS - 59.7%

AUTOMOBILES & COMPONENTS - 0.8%
25,123	*	American Axle & Manufacturing Holdings, Inc				321
82,313		Aptiv plc				6,653
562	*	Autoliv, Inc				40
158,397		Bayerische Motoren Werke AG.				11,708
3,491		BorgWarner, Inc				147
220,582		Denso Corp				9,301
396

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES		COMPANY	(000)
97,691		Harley-Davidson, Inc	$3,500
508,180		Honda Motor Co Ltd	13,141
163,362		Magna International, Inc	8,128
56,903		Michelin (C.G.D.E.) (Class B)	7,195
7,033	*	Modine Manufacturing Co	101
336,046		Peugeot S.A.	8,271
100,987		Renault S.A.	6,349
53,134	*,e	Tesla, Inc	11,873
406,100		Toyota Motor Corp	25,204
40,640		Valeo S.A.	1,323
334	*	Visteon Corp	20
		TOTAL AUTOMOBILES & COMPONENTS	113,275

BANKS - 4.3%
20,740		Ameris Bancorp	813
24,817		Associated Banc-Corp	525
849,371		Australia & New Zealand Banking Group Ltd	16,859
6,018,075		Banca Intesa S.p.A.	12,883
2,060		Bancfirst Corp	115
2,407,997		Banco Bilbao Vizcaya Argentaria S.A.	13,431
977,707	*	Bank Hapoalim Ltd	7,261
841,607		Bank Leumi Le-Israel	6,083
1,030		Bank of Hawaii Corp	85
174,230		Bank of Montreal	13,161
317,885		Bank of Nova Scotia	17,075
60,679		Bank OZK	1,826
3,730		BankUnited	126
2,405		Banner Corp	130
489,395		BB&T Corp	24,044
356		Bendigo Bank Ltd	3
25,572		Berkshire Hills Bancorp, Inc	803
2,436,000		BOC Hong Kong Holdings Ltd	9,591
900		BOK Financial Corp	68
6,533		Brookline Bancorp, Inc	100
8,589		Bryn Mawr Bank Corp	321
10,067		Cadence BanCorp	209
2,301,426		CaixaBank S.A.	6,601
19,106		Camden National Corp	876
79,444	e	Canadian Imperial Bank of Commerce	6,247
897,709		Citigroup, Inc	62,867
579,748		Citizens Financial Group, Inc	20,500
2,120		Columbia Banking System, Inc	77
161,899		Comerica, Inc	11,760
3,349		Commerce Bancshares, Inc	200
426,452		Commonwealth Bank of Australia	24,815
889		Community Trust Bancorp, Inc	38
9,015		Cullen/Frost Bankers, Inc	844
67,309	*	Customers Bancorp, Inc	1,413
648,293		DBS Group Holdings Ltd	12,454
14,324		Federal Agricultural Mortgage Corp (Class C)	1,041
334,249		Fifth Third Bancorp	9,326
21,395		First Commonwealth Financial Corp	288
6,726		First Financial Bancorp	163
9,862		First Financial Bankshares, Inc	304
397

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES		COMPANY	(000)
1,399		First Financial Corp	$56
290		First Interstate Bancsystem, Inc	11
3,952		First Merchants Corp	150
52,717		First Republic Bank	5,148
2,590		Glacier Bancorp, Inc	105
5,441		Hancock Holding Co	218
412,900		Hang Seng Bank Ltd	10,277
16,503		Heartland Financial USA, Inc	738
9,347		Heritage Financial Corp	276
24,702	*	HomeStreet, Inc	732
21,937		HomeTrust Bancshares, Inc	551
194,137		Huntington Bancshares, Inc	2,683
6,451		Independent Bank Corp (MA)	491
1,029,939		ING Groep NV	11,931
1,147		International Bancshares Corp	43
125,286		KBC Groep NV	8,222
886,165		Keycorp	15,729
2,791	e	Live Oak Bancshares, Inc	48
120,267		M&T Bank Corp	20,454
212,400		Mitsui Trust Holdings, Inc	7,717
97,776	*	Mizrahi Tefahot Bank Ltd	2,259
825,235		National Australia Bank Ltd	15,501
15,790		National Bank Holdings Corp	573
7,259		National Bank of Canada	345
3,324		NBT Bancorp, Inc	125
43,621		New York Community Bancorp, Inc	435
54,855		Northfield Bancorp, Inc	856
1,532		OceanFirst Financial Corp	38
65,374		OFG Bancorp	1,554
9,051		Old National Bancorp	150
15,649		Opus Bank	330
14,998		People’s United Financial, Inc	252
37,397		Pinnacle Financial Partners, Inc	2,150
294,577		PNC Financial Services Group, Inc	40,439
46,716		Popular, Inc	2,534
820		Prosperity Bancshares, Inc	54
983,409		Regions Financial Corp	14,692
993,900		Resona Holdings, Inc	4,146
590,050		Skandinaviska Enskilda Banken AB (Class A)	5,463
1,305,643		Standard Chartered plc	11,845
8,646		Stock Yards Bancorp, Inc	313
424,600		Sumitomo Mitsui Financial Group, Inc	15,050
19,906	*	SVB Financial Group	4,471
607,817		Svenska Handelsbanken AB	5,998
558,840		Swedbank AB (A Shares)	8,413
18,341	*	Texas Capital Bancshares, Inc	1,126
6,965		TFS Financial Corp	126
50,351	*	The Bancorp, Inc	449
422,826		Toronto-Dominion Bank	24,707
2,462		Trico Bancshares	93
17,930	*	Tristate Capital Holdings, Inc	383
1,700		Trustmark Corp	57
5,827		Umpqua Holdings Corp	97
398

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES		COMPANY	(000)
5,260		Univest Corp of Pennsylvania	$138
856,957		US Bancorp	44,905
14,406		Webster Financial Corp	688
3,410		WesBanco, Inc	131
3,019		Westamerica Bancorporation	186
44,194	*	Western Alliance Bancorp	1,976
944,951		Westpac Banking Corp	18,833
1,110		Wintrust Financial Corp	81
1,706		WSFS Financial Corp	70
55,295		Zions Bancorporation	2,542
		TOTAL BANKS	605,480

CAPITAL GOODS - 4.3%
245,325		3M Co	42,525
641,032		ABB Ltd	12,852
881		Acuity Brands, Inc	122
7,218		Air Lease Corp	298
25,858		Aircastle Ltd	550
429		Allegion plc	47
14,787		Argan, Inc	600
456		Armstrong World Industries, Inc	44
167,764		Assa Abloy AB	3,785
33,222	*	Astronics Corp	1,336
341,645		Atlas Copco AB (A Shares)	10,948
317,704		Atlas Copco AB (B Shares)	9,134
75,623	*	Axon Enterprise, Inc	4,856
68,269		Barnes Group, Inc	3,846
2,120	*	Beacon Roofing Supply, Inc	78
54,799		Brenntag AG.	2,689
13,142		Briggs & Stratton Corp	135
73,289	*	Builders FirstSource, Inc	1,236
6,729		CAE, Inc	181
6,075		Carlisle Cos, Inc	853
257,975		Caterpillar, Inc	35,159
10,312	*	Chart Industries, Inc	793
819,840		CNH Industrial NV	8,422
51,888		Cummins, Inc	8,891
89,304		Curtiss-Wright Corp	11,353
5,900		Daifuku Co Ltd	333
89,000		Daikin Industries Ltd	11,654
95,083		DCC plc	8,483
139,053		Deere & Co	23,042
888		Donaldson Co, Inc	45
243,475		Eaton Corp	20,277
14,474		Eiffage S.A.	1,430
4,718		EMCOR Group, Inc	416
210,956		Fastenal Co	6,875
72,856		Ferguson plc	5,187
978		Flowserve Corp	52
124,937		Fortive Corp	10,185
856		Fortune Brands Home & Security, Inc	49
32,368		HEICO Corp	4,331
67,182		HEICO Corp (Class A)	6,945
27,784	*	Herc Holdings, Inc	1,273
399

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES		COMPANY	(000)
99,540		Hexcel Corp	$8,051
95,000		Hino Motors Ltd	802
97,900		Hitachi Construction Machinery Co Ltd	2,561
18,668		Hochtief AG.	2,273
288		Hubbell, Inc	38
386		IDEX Corp	66
225,549		Illinois Tool Works, Inc	34,015
95,239		Ingersoll-Rand plc	12,064
415,507		Johnson Controls International plc	17,165
303,500		Kajima Corp	4,174
55,200		Kawasaki Heavy Industries Ltd	1,302
1,335,270		Keppel Corp Ltd	6,579
421,000		Komatsu Ltd	10,221
579,800		Kubota Corp	9,686
14,151		Legrand S.A.	1,035
364		Lennox International, Inc	100
24,449	*	Lydall, Inc	494
266,596		Masco Corp	10,461
765,887		Meggitt plc	5,103
73,194	*	Mercury Systems, Inc	5,149
9,220		Metso Oyj	363
469,400		Mitsubishi Corp	12,404
20,703		Moog, Inc (Class A)	1,938
29,979		MTU Aero Engines Holding AG.	7,150
8,124	*	MYR Group, Inc	303
83,000		NGK Insulators Ltd	1,214
333,800		Obayashi Corp	3,298
358		Oshkosh Truck Corp	30
386		Owens Corning, Inc	22
126,166		PACCAR, Inc	9,041
61,539		Parker-Hannifin Corp	10,462
184,808	*,e	Plug Power, Inc	416
89,372		Quanta Services, Inc	3,413
55,656		Rockwell Automation, Inc	9,118
53,750		Roper Industries, Inc	19,686
8,372		Rush Enterprises, Inc (Class A)	306
171,627		Schneider Electric S.A.	15,529
41,557	*	Sensata Technologies Holding plc	2,036
386,200		Shimizu Corp	3,216
187,283		Siemens AG.	22,297
11,700		Snap-On, Inc	1,938
153,637		Spirit Aerosystems Holdings, Inc (Class A)	12,501
18,600		Stanley Black & Decker, Inc	2,690
922,500		Techtronic Industries Co	7,067
66,932	*	Teledyne Technologies, Inc	18,331
22,276	*	Titan Machinery, Inc	458
54,800		Toto Ltd	2,170
35,495	*	TransDigm Group, Inc	17,173
29,026	*	United Rentals, Inc	3,850
10,935	*	Veritiv Corp	212
11,896		Vestas Wind Systems AS	1,031
598,938		Volvo AB (B Shares)	9,517
19,142		W.W. Grainger, Inc	5,134
400

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES		COMPANY	(000)
5,431		Wabash National Corp	$88
137	*	WABCO Holdings, Inc	18
362,244		Wartsila Oyj (B Shares)	5,260
3,753	*	Welbilt, Inc	63
185,548	*	Wesco Aircraft Holdings, Inc	2,060
698	*	WESCO International, Inc	35
40,619		Woodward Governor Co	4,596
12,800		WSP Global, Inc	705
49,895		Xylem, Inc	4,173
		TOTAL CAPITAL GOODS	613,961

COMMERCIAL & PROFESSIONAL SERVICES - 0.9%
2,604		ABM Industries, Inc	104
36,304		ACCO Brands Corp	286
25,543		Adecco S.A.	1,535
1,175		Brambles Ltd	11
9,583	*	Cimpress NV	871
305,559	*	Copart, Inc	22,837
28,504		Exponent, Inc	1,669
12,422		Heidrick & Struggles International, Inc	372
11,793		ICF International, Inc	859
379,488	*	IHS Markit Ltd	24,181
18,190		Insperity, Inc	2,222
130,358		Intertek Group plc	9,113
1,600		KAR Auction Services, Inc	40
16,221		Kelly Services, Inc (Class A)	425
7,947		Kforce, Inc	279
15,748		Manpower, Inc	1,521
23,089	*	Mistras Group, Inc	332
2,100		Mobile Mini, Inc	64
29,024		Navigant Consulting, Inc	673
1,000	*	On Assignment, Inc	61
10,610	e	Pitney Bowes, Inc	45
278,600		Recruit Holdings Co Ltd	9,328
3,689		RELX plc	89
630,858		RELX plc (London)	15,301
21,731		Resources Connection, Inc	348
73,813		Robert Half International, Inc	4,208
1,100		Secom Co Ltd	95
3,476		SGS S.A.	8,860
1,544	*	SP Plus Corp	49
66,652	*,e	Team, Inc	1,021
9,438		Tetra Tech, Inc	741
167,743		TransUnion	12,331
14,915		Viad Corp	988
93,382		Waste Management, Inc	10,773
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	131,632

CONSUMER DURABLES & APPAREL - 1.1%
51,420		Adidas-Salomon AG.	15,908
490,275		Barratt Developments plc	3,568
48,830		Berkeley Group Holdings plc	2,314
245,066		Burberry Group plc	5,809
46,626		Callaway Golf Co	800
401

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES		COMPANY	(000)
666	*	Capri Holdings Ltd	$23
224		Carter’s, Inc	22
20,968	*	Century Communities, Inc	557
102,608		Essilor International S.A.	13,372
34,065	*,e	Fossil Group, Inc	392
709		Garmin Ltd	57
58,882		Hanesbrands, Inc	1,014
804		Hasbro, Inc	85
15,890	*,e	iRobot Corp	1,456
69,366		Lennar Corp (Class A)	3,361
9,939	*,e	LGI Homes, Inc	710
16,136	*	Lululemon Athletica, Inc	2,908
76,594	*,e	Mattel, Inc	859
34,564	*	Meritage Homes Corp	1,774
24,650	*	Mohawk Industries, Inc	3,635
8,565		Movado Group, Inc	231
144,037		Newell Rubbermaid, Inc	2,221
534,975		Nike, Inc (Class B)	44,911
10	*	NVR, Inc	34
963,700		Panasonic Corp	8,050
14,720		Pandora AS	524
646		PVH Corp	61
4,718		SEB S.A.	849
34,300		Sekisui Chemical Co Ltd	516
342,400		Sekisui House Ltd	5,642
206,400	e	Sharp Corp	2,277
336,100		Sony Corp	17,662
750		Tapestry, Inc	24
943,268		Taylor Wimpey plc	1,893
279		Tupperware Corp	5
111,648	*	Under Armour, Inc (Class A)	2,830
84,700	*	Under Armour, Inc (Class C)	1,880
18,549	*	Unifi, Inc	337
107,569		VF Corp	9,396
12,737		Whirlpool Corp	1,813
		TOTAL CONSUMER DURABLES & APPAREL	159,780

CONSUMER SERVICES - 1.3%
138,079		Accor S.A.	5,927
15,319	*	American Public Education, Inc	453
71,614		ARAMARK Holdings Corp	2,582
36,619	*	Bright Horizons Family Solutions	5,525
19,899		Carriage Services, Inc	378
7,596	*	Chipotle Mexican Grill, Inc (Class A)	5,567
31,329		Choice Hotels International, Inc	2,726
566,067		Compass Group plc	13,570
53,679		Darden Restaurants, Inc	6,534
676		Dunkin Brands Group, Inc	54
17,199	*	El Pollo Loco Holdings, Inc	183
30,658	*	frontdoor, Inc	1,335
2,317		Graham Holdings Co	1,599
39,800		H&R Block, Inc	1,166
203,430		Hilton Worldwide Holdings, Inc	19,883
402

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES		COMPANY	(000)
84,571	*	Houghton Mifflin Harcourt Co	$487
138,008		InterContinental Hotels Group plc	9,077
10,496		International Speedway Corp (Class A)	471
18,356		Marriott Vacations Worldwide Corp	1,770
698,155	g	Merlin Entertainments plc	3,991
103,328	*	Norwegian Cruise Line Holdings Ltd	5,541
89,000		Oriental Land Co Ltd	11,041
11,777	*	Red Robin Gourmet Burgers, Inc	360
103,138		Royal Caribbean Cruises Ltd	12,501
95,265		Service Corp International	4,457
53,952	*	ServiceMaster Global Holdings, Inc	2,810
1,234,000		Shangri-La Asia Ltd	1,554
635		Six Flags Entertainment Corp	32
600,224		Starbucks Corp	50,317
15,174		Vail Resorts, Inc	3,387
3,787		Wendy’s	74
130,649		Whitbread plc	7,687
		TOTAL CONSUMER SERVICES	183,039

DIVERSIFIED FINANCIALS - 3.0%
674,782		3i Group plc	9,547
61,300		AEON Financial Service Co Ltd	989
78,780		Ally Financial, Inc	2,441
344,056		American Express Co	42,470
36,612		Ameriprise Financial, Inc	5,315
1,444,992		AMP Ltd	2,155
512,928		Bank of New York Mellon Corp	22,646
67,602		BlackRock, Inc	31,726
577,288		Charles Schwab Corp	23,201
6,710		Chimera Investment Corp	127
180,500		CME Group, Inc	35,037
29,039		Deutsche Boerse AG.	4,099
252,927		Discover Financial Services	19,625
1,016		Dynex Capital, Inc	17
29,186		E*TRADE Financial Corp	1,302
11,008		Factset Research Systems, Inc	3,154
100,214		Franklin Resources, Inc	3,487
14,336	*	Green Dot Corp	701
404,575		Hong Kong Exchanges and Clearing Ltd	14,298
207,610		IntercontinentalExchange Group, Inc	17,842
229,267		Invesco Ltd	4,691
674,926		Investec plc	4,387
138,061		Investor AB (B Shares)	6,639
47,941		Legg Mason, Inc	1,835
158,282		London Stock Exchange Group plc	11,030
655		LPL Financial Holdings, Inc	53
127,644		Macquarie Group Ltd	11,259
390,100		Mitsubishi UFJ Lease & Finance Co Ltd	2,073
55,264		Moody’s Corp	10,794
744,071		Morgan Stanley	32,598
910		Morningstar, Inc	132
928,314		Natixis	3,738
12,048	*	NewStar Financial, Inc	3
167,564		Northern Trust Corp	15,081
403

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES		COMPANY	(000)
104,012	*	On Deck Capital, Inc	$432
1,841		Raymond James Financial, Inc	156
161,985		S&P Global, Inc	36,898
115,786		Schroders plc	4,492
2,395,397		Standard Life Aberdeen plc	8,962
6,210		Starwood Property Trust, Inc	141
179,751		State Street Corp	10,077
67,773		T Rowe Price Group, Inc	7,435
1,236,596		UBS AG.	14,697
26,721		Voya Financial, Inc	1,478
27,266		Wendel	3,717
		TOTAL DIVERSIFIED FINANCIALS	432,977

ENERGY - 3.2%
63,576		Aker BP ASA	1,834
142,503		Apache Corp	4,128
15,185		Archrock, Inc	161
255,486		Baker Hughes a GE Co	6,293
63,543	*,e	California Resources Corp	1,251
316,426	*	Callon Petroleum Co	2,085
3,504		Caltex Australia Ltd	61
1,008,557		Cenovus Energy, Inc (Toronto)	8,895
118,400	*	Cheniere Energy, Inc	8,104
26,240		Cimarex Energy Co	1,557
710,754		ConocoPhillips	43,356
84,484	*,e	Covia Holdings Corp	166
32,100		Delek US Holdings, Inc	1,301
946,023	*,e	Denbury Resources, Inc	1,173
233,611		Devon Energy Corp	6,663
58,257		Enagas	1,555
520,749		Enbridge, Inc (Toronto)	18,809
344,580		EnCana Corp	1,768
88,578		EQT Corp	1,400
33,952	*	Exterran Corp	483
125,569	*	Forum Energy Technologies, Inc	429
496,088		Galp Energia SGPS S.A.	7,629
47,174		Green Plains Renewable Energy, Inc	509
83,636	*	Gulfport Energy Corp	411
97,403	*	Helix Energy Solutions Group, Inc	841
113,299		Hess Corp	7,202
936,486		Inpex Holdings, Inc	8,488
661,866		John Wood Group plc	3,811
1,782,540		Kinder Morgan, Inc	37,219
68,235		Koninklijke Vopak NV	3,142
266,847	*	Laredo Petroleum Holdings, Inc	774
162,614	e	Lundin Petroleum AB	5,066
473,778		Marathon Oil Corp	6,732
28,451	*	Matrix Service Co	576
108,605	*	McDermott International, Inc	1,049
259,876		National Oilwell Varco, Inc	5,777
280,952		Neste Oil Oyj	9,552
107,917	*	Newpark Resources, Inc	801
251,720		Noble Energy, Inc	5,639
404

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES		COMPANY	(000)
386,249	*	Oasis Petroleum, Inc	$2,194
474,928		Occidental Petroleum Corp	23,879
5,830	*	Oceaneering International, Inc	119
147,317		OMV AG.	7,181
234,574		ONEOK, Inc	16,141
29,146		PBF Energy, Inc	912
33,891	*	PDC Energy, Inc	1,222
83,671		Pioneer Natural Resources Co	12,874
128,649	e	Range Resources Corp	898
59,114	*	Renewable Energy Group, Inc	938
682,249		Repsol YPF S.A.	10,706
1,410	e	RPC, Inc	10
321,579		Santos Ltd	1,605
947,400		Schlumberger Ltd	37,650
126,983		SM Energy Co	1,590
1,687,985		Snam Rete Gas S.p.A.	8,397
236,915	*	Southwestern Energy Co	749
542,196		Statoil ASA	10,756
498,365		Suncor Energy, Inc	15,546
286,093	*	Superior Energy Services	372
9,821		Targa Resources Investments, Inc	386
801		TechnipFMC plc (Euro OTC)	21
242,721		Tenaris S.A.	3,183
244,854	*	Tetra Technologies, Inc	399
14,614	*	Tidewater, Inc	343
535,062		Total S.A.	30,014
23,728	e	US Silica Holdings, Inc	303
303,045		Valero Energy Corp	25,944
373,557		Williams Cos, Inc	10,475
243,032		Woodside Petroleum Ltd	6,233
36,997		World Fuel Services Corp	1,330
1,470	e	WorleyParsons Ltd	15
		TOTAL ENERGY	449,075

FOOD & STAPLES RETAILING - 0.5%
293,800		Aeon Co Ltd	5,056
105,434		Alimentation Couche Tard, Inc	6,635
50,951		Casey’s General Stores, Inc	7,948
53,397	e	Casino Guichard Perrachon S.A.	1,821
41,504	*	Chefs’ Warehouse Holdings, Inc	1,456
63,518		George Weston Ltd	4,820
1,723,406		J Sainsbury plc	4,283
161,220		Loblaw Cos Ltd	8,255
147,990		Metro Wholesale & Food Specialist AG.	2,704
15,498		Pricesmart, Inc	792
48,144		Spartan Stores, Inc	562
178,912	*	Sprouts Farmers Market, Inc	3,380
129,096	*	United Natural Foods, Inc	1,158
453,089	*	US Foods Holding Corp	16,202
12,906		Weis Markets, Inc	470
1,541,430		WM Morrison Supermarkets plc	3,945
112,406		Woolworths Ltd	2,625
		TOTAL FOOD & STAPLES RETAILING	72,112
405

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES		COMPANY	(000)
FOOD, BEVERAGE & TOBACCO - 2.4%
331,300		Ajinomoto Co, Inc	$5,748
287,044		Associated British Foods plc	8,986
2,097		Barry Callebaut AG.	4,209
43,258		Bunge Ltd	2,410
106,791		Campbell Soup Co	4,279
272,091		Coca-Cola Amatil Ltd	1,953
1,370,634		Coca-Cola Co	69,793
163,527		Coca-Cola European Partners plc (Class A)	9,239
197,653		Coca-Cola HBC AG.	7,466
193,494		Danone	16,384
399,949		General Mills, Inc	21,005
2,360	*	Hain Celestial Group, Inc	52
265,167	e	Hormel Foods Corp	10,750
162,766		Kellogg Co	8,720
78,322		Kerry Group plc (Class A)	9,351
99,300		Kikkoman Corp	4,330
39,990		McCormick & Co, Inc	6,199
582,413		Nestle S.A.	60,293
29,600		Nissin Food Products Co Ltd	1,909
302,914		Orkla ASA	2,688
113,527		PAN Fish ASA	2,657
515,539		PepsiCo, Inc	67,602
136,700		Suntory Beverage & Food Ltd	5,944
69,000		Yakult Honsha Co Ltd	4,072
		TOTAL FOOD, BEVERAGE & TOBACCO	336,039

HEALTH CARE EQUIPMENT & SERVICES - 2.7%
28,216	*	Abiomed, Inc	7,350
28,953	*	Acadia Healthcare Co, Inc	1,012
39,666	*	Accuray, Inc	154
43,041	*	Alcon, Inc	2,658
11,700		Alfresa Holdings Corp	289
59,557	*	Align Technology, Inc	16,301
55,129	*	Allscripts Healthcare Solutions, Inc	641
25,237	*	Amedisys, Inc	3,064
38,928	*	AMN Healthcare Services, Inc	2,112
35,222	*	Angiodynamics, Inc	694
32,319	*	AtriCure, Inc	964
30,445	*	BioTelemetry, Inc	1,466
73,393	*	Brookdale Senior Living, Inc	529
219,662		Cardinal Health, Inc	10,346
17,497	*	Cardiovascular Systems, Inc	751
152,171	*	Centene Corp	7,980
229,717	*	Cerner Corp	16,838
79,050	*	Cerus Corp	444
81,195		Cigna Corp	12,792
50,101		Coloplast AS	5,663
14,582		Computer Programs & Systems, Inc	405
40,675		Cooper Cos, Inc	13,703
4,570	*	Corvel Corp	398
25,039	*	Cross Country Healthcare, Inc	235
372,827		CVS Health Corp	20,315
406

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES		COMPANY	(000)
105,467		Dentsply Sirona, Inc	$6,155
21,016	*	Diplomat Pharmacy, Inc	128
106,089	*	Edwards Lifesciences Corp	19,599
52,788	*	GenMark Diagnostics, Inc	343
15,806	*	Glaukos Corp	1,192
10,466	*	Globus Medical, Inc	443
7,411	*	Haemonetics Corp	892
154,940		HCA Holdings, Inc	20,943
30,112	*	Henry Schein, Inc	2,105
2,953	*	Heska Corp	252
10,561	*	HMS Holdings Corp	342
125,859	*	Hologic, Inc	6,044
88,259		Humana, Inc	23,415
62,888	*	IDEXX Laboratories, Inc	17,315
32,221	*	Integer Holding Corp	2,704
320,838		Koninklijke Philips Electronics NV	13,949
59,472	*	Laboratory Corp of America Holdings	10,283
5,704		LeMaitre Vascular, Inc	160
19,312	*	LHC Group, Inc	2,309
9,373	*	LivaNova plc	674
7,710	*	Medidata Solutions, Inc	698
37,651	*	Merit Medical Systems, Inc	2,243
42,933	*	NextGen Healthcare, Inc	854
43,368	*	Omnicell, Inc	3,731
94,301	*	OraSure Technologies, Inc	875
8,096	*,e	Penumbra, Inc	1,295
112		Phonak Holding AG.	25
2,830	*	Premier, Inc	111
15,337	*	Providence Service Corp	879
31,422		Quest Diagnostics, Inc	3,199
11,938	*	Quidel Corp	708
103,188		Ramsay Health Care Ltd	5,239
73,692		Resmed, Inc	8,993
252,994		Ryman Healthcare Ltd	1,998
35,003		Sartorius AG.	7,179
36,701	*	Select Medical Holdings Corp	582
90,885	*,e	Senseonics Holdings, Inc	185
48,724	*	Staar Surgical Co	1,432
41,823	*,e	Surgery Partners, Inc	340
63,500		Sysmex Corp	4,154
22,561	*	Tactile Systems Technology, Inc	1,284
13,158	*	Tandem Diabetes Care, Inc	849
67,030	*,e	Teladoc, Inc	4,451
43,590	*	Tivity Health, Inc	717
347,286	*,e	TransEnterix, Inc	472
18,482	*	Triple-S Management Corp (Class B)	441
258,894		UnitedHealth Group, Inc	63,172
10,051		US Physical Therapy, Inc	1,232
36,170	*	Varian Medical Systems, Inc	4,924
32,132	*	Vocera Communications, Inc	1,026
26,563		West Pharmaceutical Services, Inc	3,324
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	382,963
407

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES		COMPANY	(000)
HOUSEHOLD & PERSONAL PRODUCTS - 1.5%
493		Clorox Co	$76
357,920		Colgate-Palmolive Co	25,652
4,015		Energizer Holdings, Inc	155
244,460		Essity AB	7,521
87,393		Estee Lauder Cos (Class A)	16,003
96,176		Henkel KGaA	8,839
37,753		Henkel KGaA (Preference)	3,693
103,700		Kao Corp	7,913
75,803		Kimberly-Clark Corp	10,103
67,286		L’Oreal S.A.	19,131
775,835		Procter & Gamble Co	85,070
81,300		Shiseido Co Ltd	6,149
48,700		Uni-Charm Corp	1,468
365,155		Unilever NV	22,186
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	213,959

INSURANCE - 2.8%
1,073,234		Aegon NV	5,331
100,018		Allianz AG.	24,122
112,380		Allstate Corp	11,428
645,127		American International Group, Inc	34,372
44,909		Aon plc	8,666
2,370		Arthur J. Gallagher & Co	208
369,224		Assicurazioni Generali S.p.A.	6,952
2,027,090		Aviva plc	10,737
574,060		AXA S.A.	15,076
276,581		Chubb Ltd	40,738
168,773		CNP Assurances	3,831
1,270		First American Financial Corp	68
139,663	*	Genworth Financial, Inc (Class A)	518
3,149,995		Legal & General Group plc	10,792
2,173		Lincoln National Corp	140
256,759		Loews Corp	14,037
329,689		Marsh & McLennan Cos, Inc	32,886
48,028		Muenchener Rueckver AG.	12,038
123,000		NKSJ Holdings, Inc	4,758
61,399		Principal Financial Group	3,556
386,567		Progressive Corp	30,898
366,292		Prudential Financial, Inc	36,995
775,997		Prudential plc	16,941
209,543		RSA Insurance Group plc	1,536
169,346		Sun Life Financial, Inc	7,013
100,851		Swiss Re Ltd	10,248
173,200		Tokio Marine Holdings, Inc	8,690
180,362		Travelers Cos, Inc	26,968
495		White Mountains Insurance Group Ltd	506
1,467		Willis Towers Watson plc	281
46,595		Zurich Financial Services AG.	16,213
		TOTAL INSURANCE	396,543

MATERIALS - 2.7%
189,495	e	Agnico-Eagle Mines Ltd	9,715
124,417		Air Liquide	17,402
408

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES		COMPANY	(000)
2,399,091		Alumina Ltd	$3,938
6,164		Aptargroup, Inc	766
226,300		Asahi Kasei Corp	2,419
2,277	*	Axalta Coating Systems Ltd	68
217,625		Ball Corp	15,232
214,323		BASF SE	15,592
531	*	Berry Plastics Group, Inc	28
519,596		BlueScope Steel Ltd	4,418
137,863		Boliden AB	3,533
83,968	*	Century Aluminum Co	580
6,223		Christian Hansen Holding	586
22,619	*	Clearwater Paper Corp	418
86,865		Commercial Metals Co	1,551
97,630	*	Corteva, Inc	2,887
231,534		CRH plc	7,568
94,615		Croda International plc	6,154
5,941		DSM NV	733
111,135		DuPont de Nemours, Inc	8,343
206,281		Ecolab, Inc	40,728
1,356,694		Fortescue Metals Group Ltd	8,628
101,779		Franco-Nevada Corp	8,639
3,439		Givaudan S.A.	9,714
83,785		HeidelbergCement AG.	6,780
204,900		Hitachi Metals Ltd	2,324
28,589		Imerys S.A.	1,516
10,422		International Flavors & Fragrances, Inc	1,512
187,147		International Paper Co	8,107
41,353		Johnson Matthey plc	1,748
27,469	*	Kraton Polymers LLC	853
258,238		Linde plc	51,854
59,233		Louisiana-Pacific Corp	1,553
646,860		Lundin Mining Corp	3,561
3,682		Materion Corp	250
25,920		Minerals Technologies, Inc	1,387
486,000		Mitsubishi Chemical Holdings Corp	3,403
141,592		Mitsui Chemicals, Inc	3,518
75,838		Mondi plc	1,726
186,516		Mosaic Co	4,669
442,768		Newcrest Mining Ltd	9,947
184,857		Newmont Mining Corp	7,111
513,500		Nippon Steel Corp	8,837
28,700		Nitto Denko Corp	1,421
1,326,157		Norsk Hydro ASA	4,750
281,587		Nucor Corp	15,515
229,433		Nutrien Ltd (Toronto)	12,273
25,736		PH Glatfelter Co	434
4,188		Reliance Steel & Aluminum Co	396
79,007		Royal Gold, Inc	8,097
10,424		Schnitzer Steel Industries, Inc (Class A)	273
337		Scotts Miracle-Gro Co (Class A)	33
131,300		Shin-Etsu Chemical Co Ltd	12,285
5,600	e	Showa Denko KK	166
31,200		Sika AG.	5,330
1,033		Sonoco Products Co	68
409

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES		COMPANY	(000)
153,789		Stora Enso Oyj (R Shares)	$1,810
1,184,000		Sumitomo Chemical Co Ltd	5,513
229,200		Sumitomo Metal Mining Co Ltd	6,871
67,852	*	Summit Materials, Inc	1,306
411,519		Teck Cominco Ltd	9,497
9,000		Toray Industries, Inc	68
29,019		Trinseo S.A.	1,229
96,947	e	Umicore S.A.	3,111
166,329		UPM-Kymmene Oyj	4,426
40,659	*,e	US Concrete, Inc	2,020
110,931		Voestalpine AG.	3,429
		TOTAL MATERIALS	390,617

MEDIA & ENTERTAINMENT - 3.1%
73,737	*	Alphabet, Inc (Class A)	79,843
75,180	*	Alphabet, Inc (Class C)	81,263
7,751		Cable One, Inc	9,076
124,069		Cinemark Holdings, Inc	4,479
66,744	*	Clear Channel	315
700		CyberAgent, Inc	26
353,531	*,e	Discovery, Inc (Class A)	10,853
502,403	*	Discovery, Inc (Class C)	14,293
56,544	*	Electronic Arts, Inc	5,726
84,634		Entravision Communications Corp (Class A)	264
548,141	*	Facebook, Inc	105,791
213,454		Gannett Co, Inc	1,742
50,522	*	GCI Liberty, Inc	3,105
152,247	*	Gray Television, Inc	2,495
1,600	*	IAA, Inc	62
33,809	*	Imax Corp	683
933,107		Informa plc	9,895
2,648,309		ITV plc	3,632
71,383		JC Decaux S.A.	2,162
15,074		John Wiley & Sons, Inc (Class A)	691
225,880	*	Liberty Broadband Corp (Class C)	23,541
2,960	*	Liberty Global plc (Class A)	80
8,773	*	Liberty Global plc (Class C)	233
5,583	*	Loral Space & Communications, Inc	193
18,064		Marcus Corp	595
90,036		New York Times Co (Class A)	2,937
34,600		Nintendo Co Ltd	12,695
396,106		Omnicom Group, Inc	32,461
373,284		Pearson plc	3,884
7,561		Schibsted ASA (B Shares)	197
15,261		Scholastic Corp	507
42,401		Sinclair Broadcast Group, Inc (Class A)	2,274
1,944	*	Take-Two Interactive Software, Inc	221
35,473		TEGNA, Inc	537
173,076		Tribune Co	8,000
119,365	*	TripAdvisor, Inc	5,525
39,073		World Wrestling Entertainment, Inc (Class A)	2,822
793,979		WPP plc	10,001
		TOTAL MEDIA & ENTERTAINMENT	443,099
410

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES		COMPANY	(000)
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 4.6%
398,513		AbbVie, Inc	$28,980
81,706	*	Acadia Pharmaceuticals, Inc	2,184
8,756	*	Acceleron Pharma, Inc	360
204,728	*	Achillion Pharmaceuticals, Inc	549
196,629		Agilent Technologies, Inc	14,682
24,557	*,e	Agios Pharmaceuticals, Inc	1,225
158,690	*	Akorn, Inc	817
243,201		Amgen, Inc	44,817
701,314		Astellas Pharma, Inc	9,994
295,145		AstraZeneca plc	24,129
11,500		AstraZeneca plc (ADR)	475
12,449	*	Atara Biotherapeutics, Inc	250
56,798	*,e	Aurora Cannabis, Inc	445
165,249	*	BioCryst Pharmaceuticals, Inc	626
74,549	*	Biogen Idec, Inc	17,435
65,896	*	BioMarin Pharmaceutical, Inc	5,644
14,780	*,e	Bluebird Bio, Inc	1,880
604,616		Bristol-Myers Squibb Co	27,419
1,178		Bruker BioSciences Corp	59
40,285	*,e	Canopy Growth Corp (Toronto)	1,626
263,991	*	Celgene Corp	24,403
146,097		Chugai Pharmaceutical Co Ltd	9,568
69,722	*	Coherus Biosciences, Inc	1,541
23,539	*	Collegium Pharmaceutical, Inc	310
122,430		CSL Ltd	18,539
91,300		Eisai Co Ltd	5,175
414,541		Eli Lilly & Co	45,927
5,911	*	Esperion Thereapeutics, Inc	275
40,521	*	FibroGen, Inc	1,831
19,936	*,e	Flexion Therapeutics, Inc	245
451,037		Gilead Sciences, Inc	30,472
67,537		H Lundbeck AS	2,675
11,045	*	Halozyme Therapeutics, Inc	190
61,136	*	Illumina, Inc	22,507
32,294	*,e	Inovio Pharmaceuticals, Inc	95
34,337	*	Intersect ENT, Inc	782
17,371	*	Intra-Cellular Therapies, Inc	225
96,227	*	Iovance Biotherapeutics, Inc	2,360
76,044	*	IQVIA Holdings, Inc	12,235
30,394	*	Jazz Pharmaceuticals plc	4,333
96,532	*,e	Karyopharm Therapeutics, Inc	578
239,300	e	Kyowa Hakko Kogyo Co Ltd	4,318
33,602		Lonza Group AG.	11,344
876,871		Merck & Co, Inc	73,526
85,531		Merck KGaA	8,934
7,502	*	Mettler-Toledo International, Inc	6,302
65,713	*	Nektar Therapeutics	2,338
428,218		Novo Nordisk AS	21,872
225,662	*,e	Opko Health, Inc	551
1,883		Orion Oyj (Class B)	69
36,884		Perrigo Co plc	1,756
411

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES		COMPANY	(000)
160,718	*	Progenics Pharmaceuticals, Inc	$992
16,974	*	Prothena Corp plc	179
181,028	*	QIAGEN NV (Turquoise)	7,366
36,080	*	Radius Health, Inc	879
12,992	*	Reata Pharmaceuticals, Inc	1,226
567	*	Repligen Corp	49
16,560	*	Revance Therapeutics, Inc	215
143,519		Roche Holding AG.	40,356
8,730	*	Sage Therapeutics, Inc	1,598
62,806	*	Sangamo Biosciences, Inc	676
269,255		Sanofi-Aventis	23,270
23,488	*	Sarepta Therapeutics, Inc	3,569
93,800		Shionogi & Co Ltd	5,420
4,346	*	Spark Therapeutics, Inc	445
31,200		Sumitomo Dainippon Pharma Co Ltd	594
30,109	*,e	Theravance Biopharma, Inc	492
58,831		UCB S.A.	4,882
31,135	*	Ultragenyx Pharmaceutical, Inc	1,977
100,149	*	Vertex Pharmaceuticals, Inc	18,365
4,804	e	Vifor Pharma AG.	694
24,174	*	Waters Corp	5,203
345,989		Zoetis, Inc	39,266
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	656,585

REAL ESTATE - 2.3%
48,412		Alexandria Real Estate Equities, Inc	6,830
15,548	*,e	Altisource Portfolio Solutions S.A.	306
22,670		American Campus Communities, Inc	1,046
222,184		American Tower Corp	45,425
108,838		Boston Properties, Inc	14,040
4,210		Brandywine Realty Trust	60
887,545		British Land Co plc	6,074
80,242		Brixmor Property Group, Inc	1,435
1,473,649		CapitaLand Ltd	3,848
68,626		CatchMark Timber Trust, Inc	717
116,947	*	CBRE Group, Inc	5,999
22,344		Chatham Lodging Trust	422
228,200		City Developments Ltd	1,599
77,133		CorePoint Lodging, Inc	956
32,533		Coresite Realty	3,747
44,542	*	Cousins Properties, Inc	1,611
317,700		Daiwa House Industry Co Ltd	9,283
58,798		Deutsche Wohnen AG.	2,155
66,074		Digital Realty Trust, Inc	7,783
132,166		Duke Realty Corp	4,178
41,460		Easterly Government Properties, Inc	751
49,975		Equinix, Inc	25,202
7,555		First Industrial Realty Trust, Inc	278
31,038		Franklin Street Properties Corp	229
539		Gecina S.A.	81
1,997,000		Hang Lung Properties Ltd	4,751
300,951		HCP, Inc	9,624
257,492		Host Marriott Corp	4,691
50,390	*	Howard Hughes Corp	6,240
412

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES		COMPANY	(000)
248,000		Hulic Co Ltd	$1,997
260,670		Hysan Development Co Ltd	1,347
146,574		Iron Mountain, Inc	4,588
92,924		iStar Financial, Inc	1,154
6,605		Jones Lang LaSalle, Inc	929
38,039		Kimco Realty Corp	703
12,720		Land Securities Group plc	135
45,796		Lend Lease Corp Ltd	418
9,428		Liberty Property Trust	472
542,500		Link REIT	6,676
579,500		Mitsubishi Estate Co Ltd	10,800
362,810		Mitsui Fudosan Co Ltd	8,818
17		Nippon ProLogis REIT, Inc	39
59,300		Nomura Real Estate Holdings, Inc	1,277
49,218		NorthStar Realty Europe Corp	809
25,895		Office Properties Income Trust	680
29,522		Park Hotels & Resorts, Inc	814
7,000		Piedmont Office Realty Trust, Inc	140
482,616		Prologis, Inc	38,658
36,640		QTS Realty Trust, Inc	1,692
3,184		Rayonier, Inc	96
19,275		Realogy Holdings Corp	140
3,972		Regency Centers Corp	265
3,556		RMR Group, Inc	167
19,104		Sabra Healthcare REIT, Inc	376
63,370	*	SBA Communications Corp	14,248
968,417		Segro plc	8,991
12,041		Senior Housing Properties Trust	100
498,500		Swire Pacific Ltd (Class A)	6,125
1,168,200		Swire Properties Ltd	4,723
80,625		UDR, Inc	3,619
40,112	e	Unibail-Rodamco-Westfield	6,009
281,758		Welltower, Inc	22,972
373,134		Weyerhaeuser Co	9,828
		TOTAL REAL ESTATE	329,166

RETAILING - 3.4%
74,043	*	1-800-FLOWERS.COM, Inc (Class A)	1,398
35,173		Advance Auto Parts, Inc	5,422
63,230	*	Amazon.com, Inc	119,734
440	*	Autonation, Inc	18
80,023		Best Buy Co, Inc	5,580
23,668	*	Booking Holdings, Inc	44,371
70,677	*	CarMax, Inc	6,137
476,544		eBay, Inc	18,824
127,047	*	Etsy, Inc	7,797
201,697		Expedia, Inc	26,832
18,500		Fast Retailing Co Ltd	11,198
7,052	*	Five Below, Inc	846
3,480	e	GameStop Corp (Class A)	19
118,188		Gap, Inc	2,124
24,552	*	Genesco, Inc	1,038
679		Genuine Parts Co	70
413

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES		COMPANY	(000)
331		Group 1 Automotive, Inc	$27
912,891	*	Groupon, Inc	3,268
14,217		Haverty Furniture Cos, Inc	242
61,083	e	Hennes & Mauritz AB (B Shares)	1,085
31,775	*	Hibbett Sports, Inc	578
347,819		Home Depot, Inc	72,336
412,725		Industria De Diseno Textil S.A.	12,418
97,400		Jardine Cycle & Carriage Ltd	2,610
24,650		Kering	14,549
602,335		Kingfisher plc	1,642
133,661		Kohl’s Corp	6,356
829		L Brands, Inc	22
55,655	*	Lands’ End, Inc	680
120,512	*	LKQ Corp	3,207
322,264		Lowe’s Companies, Inc	32,520
1,225		Macy’s, Inc	26
16,107	*	MarineMax, Inc	265
342,665		Marks & Spencer Group plc	916
2,400		Marui Co Ltd	49
165	*	MercadoLibre, Inc	101
308	*	Murphy USA, Inc	26
52,121		Next plc	3,650
300		Nitori Co Ltd	40
33,409		Nordstrom, Inc	1,064
201		Pool Corp	38
171,930	*	Quotient Technology, Inc	1,847
8,315	*	Rent-A-Center, Inc	221
181,350		Ross Stores, Inc	17,975
1,746	*,e	Sally Beauty Holdings, Inc	23
15,085	e	Shoe Carnival, Inc	416
88,799	*	Shutterfly, Inc	4,489
166,451		Target Corp	14,416
22,162		Tiffany & Co	2,075
15,696		Tile Shop Holdings, Inc	63
167,225		TJX Companies, Inc	8,843
20,554		Tractor Supply Co	2,236
24,383	*	Ulta Beauty, Inc	8,458
30,024	*	Wayfair, Inc	4,384
249,509		Wesfarmers Ltd	6,343
46,193	e	Williams-Sonoma, Inc	3,003
29,100	*,g	Zalando SE	1,288
		TOTAL RETAILING	485,203

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1.5%
484,804		Applied Materials, Inc	21,773
101,259		ASML Holding NV	21,071
29,888	*	Cirrus Logic, Inc	1,306
35,909	*	Cree, Inc	2,017
21,963	*	First Solar, Inc	1,443
1,230,183		Intel Corp	58,889
66,734		Lam Research Corp	12,535
203,429		NVIDIA Corp	33,409
441,272		Texas Instruments, Inc	50,640
65,100		Tokyo Electron Ltd	9,150
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	212,233
414

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES		COMPANY	(000)
SOFTWARE & SERVICES - 5.1%
289,061		Accenture plc	$53,410
181,643	*	Adobe, Inc	53,521
102,701		Amadeus IT Holding S.A.	8,139
17,791		Atos Origin S.A.	1,486
140,161	*	Autodesk, Inc	22,832
35,973	*	Avaya Holdings Corp	428
53,343	*	Benefitfocus, Inc	1,448
323,104	*	Black Knight, Inc	19,435
25,271		Blackbaud, Inc	2,110
312,661		Booz Allen Hamilton Holding Co	20,701
147,514	*	Cadence Design Systems, Inc	10,445
80,102		Cap Gemini S.A.	9,959
118,984	*	CGI, Inc	9,148
23,801	*	ChannelAdvisor Corp	209
78,696		Computershare Ltd	898
415,660	*	Conduent, Inc	3,986
70,417		CSG Systems International, Inc	3,438
58,725	*	ExlService Holdings, Inc	3,884
95,600		Fujitsu Ltd	6,681
403,627		International Business Machines Corp	55,660
151,467		Intuit, Inc	39,583
216,763	*	Limelight Networks, Inc	585
88,213		LogMeIn, Inc	6,500
771	*	Manhattan Associates, Inc	53
1,709,786		Microsoft Corp	229,043
90,382	*	New Relic, Inc	7,819
193,200		Nomura Research Institute Ltd	3,107
78,199	*	Nutanix, Inc	2,028
29,738	*	OneSpan, Inc	421
1,800		Otsuka Corp	73
5,706	*	Paylocity Holding Corp	535
70,881	*	Perficient, Inc	2,433
32,565	*	Qualys, Inc	2,836
71,860	*	Rapid7, Inc	4,156
95,484	*	RingCentral, Inc	10,973
320,788	*	salesforce.com, Inc	48,673
220,637		SAP AG.	30,248
67,561		Science Applications International Corp	5,848
39,259	*	Shopify, Inc (Class A) (Toronto)	11,799
60,522	*	SPS Commerce, Inc	6,186
41,006	*	Sykes Enterprises, Inc	1,126
206,080	*	Teradata Corp	7,388
82,173		TiVo Corp	606
6,080		TTEC Holdings, Inc	283
51,534	*	Virtusa Corp	2,290
31,904		VMware, Inc (Class A)	5,335
45,032	*	WEX, Inc	9,371
16,415	*,g	Worldline S.A.	1,193
37,590	*	Zendesk, Inc	3,347
		TOTAL SOFTWARE & SERVICES	731,656
415

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES		COMPANY	(000)
TECHNOLOGY HARDWARE & EQUIPMENT - 3.1%
15,530	*	Anixter International, Inc	$927
1,005,988		Apple, Inc	199,105
28,175		AVX Corp	468
18,747		Badger Meter, Inc	1,119
4,043		Belden CDT, Inc	241
127,495		Benchmark Electronics, Inc	3,203
1,372,895		Cisco Systems, Inc	75,139
2,446	*	Coherent, Inc	334
61,509	*	Cray, Inc	2,142
33,384		CTS Corp	921
39,009		Daktronics, Inc	241
136,069		Dolby Laboratories, Inc (Class A)	8,790
43,308	*	Fabrinet	2,151
25,626	*	FARO Technologies, Inc	1,347
67,967	*	Finisar Corp	1,554
1,094,260		Hewlett Packard Enterprise Co	16,359
939,405		HP, Inc	19,530
20,660	*	Insight Enterprises, Inc	1,202
44,469	*	Itron, Inc	2,782
93,108		Kemet Corp	1,751
27,037		Keyence Corp	16,674
16,232	*	Keysight Technologies, Inc	1,458
34,382	*	Kimball Electronics, Inc	558
193,000		Konica Minolta Holdings, Inc	1,880
151,900		Kyocera Corp	9,953
25,369		Littelfuse, Inc	4,488
23,460	*	Lumentum Holdings, Inc	1,253
8,736		Methode Electronics, Inc	250
70,681		Motorola Solutions, Inc	11,785
3,868		MTS Systems Corp	226
209,100		Murata Manufacturing Co Ltd	9,414
165,267		National Instruments Corp	6,940
103,381		NEC Corp	4,079
9,996	*	Netgear, Inc	253
26,169	*	Novanta, Inc	2,468
58,800		Omron Corp	3,084
7,653	*	OSI Systems, Inc	862
21,896	*	Plexus Corp	1,278
64,222	*	Ribbon Communications, Inc	314
17,584	*	Rogers Corp	3,035
67,700		Shimadzu Corp	1,667
25,259		Synnex Corp	2,485
4,348		TE Connectivity Ltd	416
61,397	*	Tech Data Corp	6,422
150,468	*	TTM Technologies, Inc	1,535
127,732		Vishay Intertechnology, Inc	2,110
123,800		Yaskawa Electric Corp	4,234
32,700		Yokogawa Electric Corp	644
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	439,071

TELECOMMUNICATION SERVICES - 1.5%
40,702	*	Boingo Wireless, Inc	731
4,203,347		BT Group plc	10,510
416

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES		COMPANY	(000)
871,582		CenturyLink, Inc	$10,250
72,478	*	Cincinnati Bell, Inc	359
30,636		Cogent Communications Group, Inc	1,819
45,812	*,e	Gogo, Inc	182
511,000		HKT Trust and HKT Ltd	811
192,037	*	Iridium Communications, Inc	4,467
535,332		KDDI Corp	13,622
435,500		NTT DoCoMo, Inc	10,161
725,735		Orange S. A.	11,447
121,776	*	Orbcomm, Inc	883
185,118		Rogers Communications, Inc (Class B)	9,909
3,479,100		Singapore Telecommunications Ltd	9,005
536,300		Singapore Telecommunications Ltd	1,387
309,000		Softbank Group Corp	14,883
17,350		Swisscom AG.	8,715
2,071		Tele2 AB (B Shares)	30
183,099		Telenor ASA	3,890
25,967		TeliaSonera AB	115
779,160		Telstra Corp Ltd	2,107
7,102		TELUS Corp	262
1,333,711		Verizon Communications, Inc	76,195
8,805,986		Vodafone Group plc	14,434
		TOTAL TELECOMMUNICATION SERVICES	206,174

TRANSPORTATION - 1.4%
26,980		Aeroports de Paris	4,760
26,400		All Nippon Airways Co Ltd	875
1,271		Amerco, Inc	481
4,904		Arkansas Best Corp	138
141,851		Auckland International Airport Ltd	939
2,308	*	Avis Budget Group, Inc	81
196,808		Canadian National Railway Co	18,215
57,800		Central Japan Railway Co	11,589
612		CH Robinson Worldwide, Inc	52
472,736		CSX Corp	36,576
272,536		Delta Air Lines, Inc	15,466
313,413		Deutsche Post AG.	10,310
124,800		East Japan Railway Co	11,687
66,478		easyJet plc	805
12,132	*	Echo Global Logistics, Inc	253
813		Expeditors International of Washington, Inc	62
18,939		Fraport AG. Frankfurt Airport Services Worldwide	1,630
100	*	Genesee & Wyoming, Inc (Class A)	10
75,281		Groupe Eurotunnel S.A.	1,206
18,300		Hankyu Hanshin Holdings, Inc	657
33,090	*,e	Hertz Global Holdings, Inc	528
592		Kansas City Southern Industries, Inc	72
723		Kuehne & Nagel International AG.	107
459		Landstar System, Inc	50
1,388,864		MTR Corp	9,355
2,378		Nippon Yusen Kabushiki Kaisha	38
98,391		Norfolk Southern Corp	19,612
98,900		Singapore Airlines Ltd	678
417

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES		COMPANY	(000)
247,495		Southwest Airlines Co	$12,568
14,066		Sydney Airport	80
927,821		Transurban Group (ASE)	9,607
316,179		United Parcel Service, Inc (Class B)	32,652
200		West Japan Railway Co	16
		TOTAL TRANSPORTATION	201,155

UTILITIES - 2.2%
161,542	e	AltaGas Ltd	2,444
336,986		American Electric Power Co, Inc	29,658
26,096		American Water Works Co, Inc	3,027
500,415		APA Group (ASE)	3,795
4,270		Aqua America, Inc	177
7,166		Avista Corp	320
340,100		Chubu Electric Power Co, Inc	4,778
949		CMS Energy Corp	55
259,278		Consolidated Edison, Inc	22,734
11,093		DTE Energy Co	1,419
2,387,039		Enel S.p.A.	16,651
10,425		Energias de Portugal S.A.	40
188,278		Eversource Energy	14,264
112,045		Fortis, Inc	4,424
199,133		Gas Natural SDG S.A.	5,488
5,041,461		Hong Kong & China Gas Ltd	11,176
435,000		Hong Kong Electric Holdings Ltd	3,129
1,724,367		Iberdrola S.A.	17,168
14,562		Idacorp, Inc	1,462
142,000		Kyushu Electric Power Co, Inc	1,395
563,939		Meridian Energy Ltd	1,802
1,272,952		National Grid plc	13,538
37,537		New Jersey Resources Corp	1,868
6,499		NiSource, Inc	187
3,431		ONE Gas, Inc	310
70,329	g	Orsted AS	6,084
3,980		Pinnacle West Capital Corp	374
292,099		Public Service Enterprise Group, Inc	17,181
693,106		Scottish & Southern Energy plc	9,879
252,022		Sempra Energy	34,638
87,681		South Jersey Industries, Inc	2,957
737,766		Southern Co	40,784
400		Tokyo Gas Co Ltd	9
673,588		United Utilities Group plc	6,705
145,186		WEC Energy Group, Inc	12,104
248,120		Xcel Energy, Inc	14,761
		TOTAL UTILITIES	306,785

		TOTAL COMMON STOCKS	8,492,579
		(Cost $6,909,508)

PREFERRED STOCKS - 0.2%

BANKS - 0.2%
233,115	*,e	Federal Home Loan Mortgage Corp	2,891
740,991	*,e	Federal National Mortgage Association (FNMA)	9,233
418

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

					VALUE
SHARES		COMPANY			(000)
14,500		M&T Bank Corp			$15,007
		TOTAL BANKS			27,131

		TOTAL PREFERRED STOCKS			27,131
		(Cost $38,865)

RIGHTS / WARRANTS - 0.0%
COMMERCIAL & PROFESSIONAL SERVICES - 0.0%
38,808	†	Media General, Inc			0
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES			0

ENERGY - 0.0%
682,249		Repsol S.A.			378
		TOTAL ENERGY			378

TRANSPORTATION - 0.0%
33,090	e	Hertz Global Holdings, Inc			65
		TOTAL TRANSPORTATION			65

		TOTAL RIGHTS / WARRANTS			443
		(Cost $480)

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE
SHORT-TERM INVESTMENTS - 0.8%

GOVERNMENT AGENCY DEBT - 0.2%
$27,050,000		Federal Home Loan Bank (FHLB)	2.100%	07/01/19	27,050
		TOTAL GOVERNMENT AGENCY DEBT			27,050

SHARES		COMPANY
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 0.6%
85,211,345	c	State Street Navigator Securities Lending Government Money Market Portfolio			85,211
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			85,211

		TOTAL SHORT-TERM INVESTMENTS			112,261
		(Cost $112,261)

		TOTAL INVESTMENTS - 99.5%			14,144,773
		(Cost $12,395,071)
		OTHER ASSETS & LIABILITIES, NET - 0.5%			73,606
		NET ASSETS - 100.0%			$14,218,379

Abbreviation(s):
ADR	American Depositary Receipt
EUR	Euro
LIBOR	London Interbank Offered Rates
M	Month
OTC	Over The Counter
REIT	Real Estate Investment Trust
SOFR	Secure Overnight Financing Rate
419

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

*	Non-income producing
†	Security is categorized as Level 3 in the fair value hierarchy.
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $114,141,958.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 6/30/19, the aggregate value of these securities was $1,296,539,648 or 9.1% of net assets.
h	All or a portion of these securities were purchased on a delayed delivery basis.
i	Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
j	Zero coupon
k	Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.

Cost amounts are in thousands.

Forward foreign currency contracts outstanding as of June 30, 2019 were as follows (dollar amounts are in thousands):

Currency to be purchased	Receive	Currency to be sold	Deliver	Counterparty	Settlement date	Unrealized appreciation (depreciation)
	$2,852	EUR	2,490	Australia & New Zealand Banking Group	09/30/19	$(0	)^
	$4,582	EUR	4,000	Australia & New Zealand Banking Group	09/30/19	1
Total						$1

^ Amount represents less than $1,000.

Abbreviation(s):
EUR	Euro
420

COLLEGE RETIREMENT EQUITIES FUND - Money Market Account

COLLEGE RETIREMENT EQUITIES FUND

MONEY MARKET ACCOUNT

SCHEDULE OF INVESTMENTS (unaudited)

June 30, 2019

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE (000)
SHORT-TERM INVESTMENTS - 100.4%

GOVERNMENT AGENCY DEBT - 62.3%
$12,180,000	Federal Agricultural Mortgage Corp (FAMC)	0.010%	07/25/19	$12,160
24,420,000	FAMC	0.010	07/30/19	24,373
4,175,000	FAMC	0.010	08/23/19	4,161
7,635,000	FAMC	0.010	09/23/19	7,596
35,000,000	Federal Farm Credit Bank (FFCB)	0.010	07/09/19	34,981
18,000,000	FFCB	0.010	07/12/19	17,987
40,000,000	FFCB	0.010	07/15/19	39,965
30,000,000	FFCB	0.010	07/17/19	29,970
28,600,000	FFCB	0.010	07/22/19	28,561
50,000,000	FFCB	0.010	07/25/19	49,928
45,000,000	FFCB	0.010	07/30/19	44,921
44,000,000	FFCB	0.010	07/31/19	43,916
25,000,000	FFCB	0.010	08/01/19	24,953
85,000,000	FFCB	0.010	08/05/19	84,805
39,200,000	FFCB	0.010	08/06/19	39,108
24,000,000	FFCB	0.010	08/12/19	23,938
34,900,000	FFCB	0.010	08/14/19	34,804
30,000,000	FFCB	0.010	08/20/19	29,904
3,000,000	FFCB	0.010	08/29/19	2,988
26,000,000	FFCB	0.010	09/03/19	25,896
37,000,000	FFCB	0.010	09/09/19	36,828
21,000,000	FFCB	0.010	09/16/19	20,893
17,000,000	FFCB	0.010	09/23/19	16,905
23,000,000	FFCB	0.010	09/30/19	22,861
63,282,000	FFCB	0.010	10/04/19	62,905
11,000,000	FFCB	0.010	10/11/19	10,925
17,000,000	FFCB	0.010	10/21/19	16,873
45,400,000	FFCB	0.010	11/27/19	45,000
10,000,000	Federal Home Loan Bank (FHLB)	0.010	07/01/19	10,000
28,300,000	FHLB	0.010	07/02/19	28,298
13,800,000	FHLB	0.010	07/03/19	13,798
110,000,000	FHLB	0.010	07/08/19	109,949
93,565,000	FHLB	0.010	07/09/19	93,516
98,730,000	FHLB	0.010	07/10/19	98,671
21,000,000	FHLB	0.010	07/11/19	20,987
82,020,000	FHLB	0.010	07/12/19	81,960
25,200,000	FHLB	0.010	07/15/19	25,177
125,245,000	FHLB	0.010	07/16/19	125,120
134,068,000	FHLB	0.010	07/17/19	133,926
168,500,000	FHLB	0.010	07/19/19	168,302
124,360,000	FHLB	0.010	07/22/19	124,186
80,000,000	FHLB	0.010	07/23/19	79,883
118,463,000	FHLB	0.010	07/24/19	118,289
50,000,000	FHLB	0.010	07/25/19	49,920
137,790,000	FHLB	0.010	07/26/19	137,565
12,931,000	FHLB	0.010	07/29/19	12,907
421

COLLEGE RETIREMENT EQUITIES FUND - Money Market Account

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE (000)
$39,000,000	FHLB	0.010%	07/30/19	$38,925
84,313,000	FHLB	0.010	07/31/19	84,150
20,000,000	FHLB	0.010	08/01/19	19,960
106,890,000	FHLB	0.010	08/02/19	106,663
19,900,000	FHLB	0.010	08/05/19	19,857
9,030,000	FHLB	0.010	08/06/19	9,009
40,000,000	FHLB	0.010	08/07/19	39,902
186,955,000	FHLB	0.010	08/09/19	186,489
111,800,000	FHLB	0.010	08/14/19	111,488
72,050,000	FHLB	0.010	08/15/19	71,842
155,128,000	FHLB	0.010	08/16/19	154,682
50,000,000	FHLB	0.010	08/19/19	49,839
50,000,000	FHLB	0.010	08/20/19	49,847
51,900,000	FHLB	0.010	08/21/19	51,732
152,976,000	FHLB	0.010	08/23/19	152,456
13,270,000	FHLB	0.010	08/27/19	13,224
55,145,000	FHLB	0.010	08/28/19	54,940
59,200,000	FHLB	0.010	08/30/19	58,969
11,000,000	FHLB	0.010	09/03/19	10,957
44,000,000	FHLB	0.010	09/04/19	43,816
32,800,000	FHLB	0.010	09/09/19	32,660
40,000,000	FHLB	0.010	09/10/19	39,827
80,500,000	FHLB	0.010	09/11/19	80,147
137,174,000	FHLB	0.010	09/13/19	136,557
30,000,000	FHLB	0.010	09/17/19	29,859
88,500,000	FHLB	0.010	09/18/19	88,077
145,475,000	FHLB	0.010	09/20/19	144,771
125,955,000	FHLB	0.010	09/23/19	125,312
83,000,000	FHLB	0.010	09/30/19	82,552
50,000,000	FHLB	0.010	10/03/19	49,716
90,000,000	Federal Home Loan Mortgage Corp (FHLMC)	0.010	07/03/19	89,988
30,000,000	FHLMC	0.010	07/08/19	29,986
14,460,000	FHLMC	0.010	09/03/19	14,398
61,145,000	FHLMC	0.010	09/04/19	60,882
50,000,000	FHLMC	0.010	09/05/19	49,782
20,000,000	FHLMC	0.010	09/12/19	19,904
49,260,000	FHLMC	0.010	09/24/19	48,979
87,385,000	FHLMC	0.010	10/03/19	86,842
50,000,000	FHLMC	0.010	10/04/19	49,686
20,000,000	FHLMC	0.010	10/07/19	19,871
100,000,000	FHLMC	0.010	10/17/19	99,298
30,000,000	FHLMC	0.010	10/18/19	29,788
20,000,000	FHLMC	0.010	10/21/19	19,854
20,000,000	FHLMC	0.010	10/22/19	19,853
40,000,000	FHLMC	0.010	10/29/19	39,681
105,000,000	FHLMC	0.010	11/04/19	104,163
6,600,000	FHLMC	0.010	11/08/19	6,544
25,740,000	FHLMC	0.010	11/12/19	25,519
38,367,000	FHLMC	0.010	11/19/19	38,037
207,910,000	Federal National Mortgage Association (FNMA)	0.010	07/01/19	207,910
7,363,000	FNMA	0.010	07/03/19	7,362
10,000,000	FNMA	0.010	07/08/19	9,995
25,000,000	FNMA	0.010	07/09/19	24,987
53,990,000	FNMA	0.010	07/10/19	53,958
422

COLLEGE RETIREMENT EQUITIES FUND - Money Market Account

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE (000)
$10,000,000		FNMA		0.010%	07/11/19	$9,994
61,225,000		FNMA		0.010	07/15/19	61,169
30,000,000		FNMA		0.010	07/17/19	29,968
40,000,000		FNMA		0.010	07/19/19	39,953
88,475,000		FNMA		0.010	07/23/19	88,349
75,000,000		FNMA		0.010	07/24/19	74,886
53,665,000		FNMA		0.010	07/26/19	53,579
50,000,000		FNMA		0.010	07/29/19	49,909
40,000,000		FNMA		0.010	07/30/19	39,926
45,782,000		FNMA		0.010	07/31/19	45,691
31,500,000		FNMA		0.010	08/07/19	31,423
10,290,000		FNMA		0.010	08/14/19	10,260
39,380,000		FNMA		0.010	08/21/19	39,250
7,141,000		FNMA		0.010	09/18/19	7,107
17,700,000		FNMA		0.010	09/25/19	17,609
		TOTAL GOVERNMENT AGENCY DEBT				6,165,124

TREASURY DEBT - 19.0%
120,000,000		United States Treasury Bill		0.010	07/02/19	119,992
50,000,000		United States Treasury Bill		0.010	07/05/19	49,987
150,000,000		United States Treasury Bill		0.010	07/11/19	149,902
25,000,000		United States Treasury Bill		0.010	07/16/19	24,976
141,495,000		United States Treasury Bill		0.010	07/18/19	141,337
70,000,000		United States Treasury Bill		0.010	07/25/19	69,890
100,000,000		United States Treasury Bill		0.010	07/30/19	99,814
137,575,000		United States Treasury Bill		0.010	08/01/19	137,296
75,000,000		United States Treasury Bill		0.010	08/06/19	74,830
40,000,000		United States Treasury Bill		0.010	08/08/19	39,900
32,000,000		United States Treasury Bill		0.010	08/15/19	31,908
50,000,000		United States Treasury Bill		0.010	08/22/19	49,836
75,600,000		United States Treasury Bill		0.010	09/05/19	75,292
14,900,000		United States Treasury Bill		0.010	09/12/19	14,831
140,000,000		United States Treasury Bill		0.010	09/19/19	139,316
46,800,000		United States Treasury Bill		0.010	10/03/19	46,533
98,385,000		United States Treasury Bill		0.010	10/10/19	97,716
92,900,000		United States Treasury Bill		0.010	10/24/19	92,230
4,165,000		United States Treasury Bill		0.010	10/31/19	4,131
116,940,000		United States Treasury Bill		0.010	11/07/19	115,915
56,800,000		United States Treasury Bill		0.010	12/12/19	56,245
60,000,000		United States Treasury Note		0.750	07/15/19	59,963
25,000,000		United States Treasury Note		0.875	07/31/19	24,966
70,000,000		United States Treasury Note		1.000	10/15/19	69,692
96,825,000		United States Treasury Note		1.000	11/15/19	96,270
		TOTAL TREASURY DEBT				1,882,768

VARIABLE RATE SECURITIES - 19.1%
30,000,000	i	Federal Agricultural Mortgage Corp (FAMC)	LIBOR 1 M - 0.050%	2.390	07/01/19	30,000
50,000,000	i	FAMC	EFFR + 0.150%	2.530	09/27/19	50,000
30,000,000	i	FAMC	LIBOR 3 M - 0.200%	2.379	11/01/19	30,000
44,500,000	i	FAMC	EFFR + 0.120%	2.500	02/26/20	44,500
65,000,000	i	FAMC	SOFR + 0.050%	2.470	03/18/20	65,000
35,000,000	i	FAMC	FRED - 2.950%	2.550	05/19/20	35,000
25,000,000	i	FAMC	EFFR + 0.100%	2.480	07/06/20	25,000
423

COLLEGE RETIREMENT EQUITIES FUND - Money Market Account

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE (000)
$35,000,000	i	FAMC	EFFR + 0.090%	2.470%	07/08/20	$35,000
30,000,000	i	FAMC	FRED - 2.960%	2.540	08/28/20	30,000
44,000,000	i	FAMC	FRED - 3.020%	2.480	09/01/20	44,000
25,000,000	i	FAMC	SOFR + 0.060%	2.490	10/01/20	25,000
45,000,000	i	FAMC	SOFR + 0.070%	2.500	10/02/20	45,000
20,000,000	i	FAMC	SOFR + 0.080%	2.500	12/21/20	20,000
50,000,000	i	Federal Farm Credit Bank (FFCB)	FRED - 3.080%	2.420	08/16/19	50,000
30,000,000	i	FFCB	EFFR - 0.015%	2.365	09/20/19	30,000
57,500,000	i	FFCB	FRED - 3.075%	2.425	09/25/19	57,489
50,000,000	i	FFCB	FRED - 3.080%	2.420	10/10/19	49,988
40,000,000	i	FFCB	US Treasury Bill 3 M + 0.050%	2.146	10/18/19	40,000
10,000,000	i	FFCB	US Treasury Bill 3 M + 0.050%	2.146	11/04/19	10,000
10,000,000	i	FFCB	FRED - 2.910%	2.590	12/11/19	10,005
47,000,000	i	FFCB	FRED - 3.065%	2.435	12/26/19	46,991
50,000,000	i	FFCB	LIBOR 1 M - 0.030%	2.389	01/07/20	50,000
50,000,000	i	FFCB	US Treasury Bill 3 M + 0.055%	2.151	01/27/20	50,000
80,000,000	i	FFCB	FRED - 2.980%	2.520	02/20/20	79,998
21,700,000	i	FFCB	FRED - 2.870%	2.630	05/29/20	21,700
50,000,000	i	FFCB	FRED - 2.960%	2.540	07/09/20	49,996
25,000,000	i	FFCB	US Treasury Bill 3 M + 0.110%	2.206	08/04/20	24,994
50,000,000	i	FFCB	US Treasury Bill 3 M + 0.045%	2.141	08/17/20	49,997
9,500,000	i	FFCB	FRED - 3.020%	2.480	09/28/20	9,490
25,000,000	i	FFCB	US Treasury Bill 3 M + 0.110%	2.206	12/28/20	25,004
50,000,000	i	FFCB	US Treasury Bill 3 M + 0.160%	2.256	01/19/21	49,992
45,000,000	i	Federal Home Loan Bank (FHLB)	LIBOR 1 M - 0.070%	2.343	07/12/19	45,000
19,000,000	i	FHLB	SOFR + 0.060%	2.480	09/10/19	19,000
8,300,000	i	FHLB	US Treasury Bill 3 M + 0.070%	2.201	01/30/20	8,302
30,000,000	i	FHLB	SOFR + 0.035%	2.455	06/19/20	30,000
28,000,000	i	FHLB	SOFR + 0.045%	2.475	09/28/20	28,000
12,000,000	i	Federal Home Loan Mortgage Corp (FHLMC)	LIBOR 3 M - 0.165%	2.433	07/05/19	12,000
80,900,000	i	FHLMC	LIBOR 1 M - 0.100%	2.312	08/08/19	80,900
30,000,000	i	FHLMC	LIBOR 3 M - 0.225%	2.296	08/27/19	30,000
20,000,000	i	Federal National Mortgage Association (FNMA)	SOFR + 0.070%	2.490	10/30/19	20,000
24,000,000	i	FNMA	SOFR + 0.060%	2.480	07/30/20	24,000
15,000,000	i	FNMA	SOFR + 0.075%	2.495	10/30/20	15,000
100,000,000	i	United States Treasury Floating Rate Note	US Treasury Bill 3 M + 0.048%	2.144	10/31/19	100,010
30,000,000	i	United States Treasury Floating Rate Note	US Treasury Bill 3 M - 0.000%	2.096	01/31/20	30,000
157,000,000	i	United States Treasury Floating Rate Note	US Treasury Bill 3 M + 0.033%	2.129	04/30/20	157,008
100,000,000	i	United States Treasury Floating Rate Note	US Treasury Bill 3 M + 0.045%	2.141	10/31/20	99,931
		TOTAL VARIABLE RATE SECURITIES				1,883,295

		TOTAL SHORT-TERM INVESTMENTS				9,931,187
		(Cost $9,931,187)
424

COLLEGE RETIREMENT EQUITIES FUND - Money Market Account

VALUE (000)
TOTAL INVESTMENTS - 100.4%	$9,931,187
(Cost $9,931,187)
OTHER ASSETS & LIABILITIES, NET - (0.4)%	(39,386)
NET ASSETS - 100.0%	$9,891,801

Abbreviation(s):
EFFR	Effective Federal Funds Rate
FRED	Federal Bank Prime Loan Rate
LIBOR	London Interbank Offered Rates
M	Month
SOFR	Secure Overnight Financing Rate

i	Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.

Cost amounts are in thousands.
425

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a) An evaluation was performed within 90 days of the filing date of the report under the supervision of the Registrant’s management, including the principal executive officer and principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on that evaluation, the Registrant’s management, including the principal executive officer and principal financial officer, concluded that the Registrant’s disclosure controls and procedures were effective for this semi-annual reporting period.

(b) There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s semi-annual period covered by this report that materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

12(a)(2)(i) Section 302 certification of the principal executive officer

12(a)(2)(ii) Section 302 certification of the principal financial officer

12(b) Section 906 certification of principal executive officer and principal financial officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COLLEGE RETIREMENT EQUITIES FUND

Dated: August 15, 2019	By:	/s/Carol W. Deckbar
Carol W. Deckbar
Principal Executive Officer and Executive Vice President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

Dated: August 15, 2019	By:	/s/Carol W. Deckbar
Carol W. Deckbar
Principal Executive Officer and Executive Vice President (principal executive officer)

Dated: August 15, 2019	By:	/s/Glenn E. Brightman
Glenn E. Brightman
Executive Vice President, Chief Financial Officer and Principal Accounting Officer (principal financial officer)

EXHIBIT INDEX

12(a)(2)(i) Section 302 certification of the principal executive officer

12(a)(2)(ii) Section 302 certification of the principal financial officer

12(b) Section 906 certification of principal executive officer and principal financial officer